UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-833-7113

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (95.6%):
Airlines (1.1%):
118,366	Delta Air Lines, Inc.	$5,311,082

Auto Components (1.2%):
78,129	Delphi Automotive plc	5,940,929

Beverages (1.8%):
68,859	Constellation Brands, Inc., Class A	8,621,835

Biotechnology (9.7%):
190,179	AbbVie, Inc.	10,347,639
46,028	Biogen Idec, Inc. *	13,431,431
50,378	Celgene Corp. *	5,449,388
103,485	United Therapeutics Corp. *^	13,581,372
47,306	Vertex Pharmaceuticals, Inc. *	4,926,447

		47,736,277

Chemicals (2.6%):
44,740	Ecolab, Inc. ^	4,908,873
34,765	Sherwin Williams Co.	7,744,947

		12,653,820

Diversified Financial Services (3.6%):
78,698	Berkshire Hathaway, Inc., Class B *	10,262,219
74,164	Moody’s Corp. ^	7,282,905

		17,545,124

Food & Staples Retailing (3.3%):
56,907	Costco Wholesale Corp.	8,227,045
81,775	CVS Health Corp.	7,889,652

		16,116,697

Food Products (0.5%):
34,018	Mead Johnson Nutrition Co.	2,394,867

Health Care Providers & Services (4.6%):
52,437	Humana, Inc.	9,386,223
114,118	UnitedHealth Group, Inc.	13,238,829

		22,625,052

Hotels, Restaurants & Leisure (1.0%):
82,443	Starbucks Corp.	4,686,060

Internet & Catalog Retail (8.9%):
34,199	Amazon.com, Inc. *	17,506,125
137,179	Netflix, Inc. *^	14,165,104
185,591	TripAdvisor, Inc. *^	11,695,945

		43,367,174

Internet Software & Services (16.5%):
356,053	Facebook, Inc., Class A *	32,009,165
49,885	Google, Inc., Class A *	31,845,087
38,926	LinkedIn Corp., Class A *	7,401,000
590,800	Tencent Holdings, Ltd. ^	9,936,711

		81,191,963

IT Services (8.1%):
46,645	Alliance Data Systems Corp. *	12,080,122
77,534	MasterCard, Inc., Class A	6,987,364
298,178	Visa, Inc., Class A	20,771,080

		39,838,566

Life Sciences Tools & Services (0.8%):
22,753	Illumina, Inc. *	4,000,432

Media (3.5%):
246,905	Liberty Global plc, Class A *	10,602,101
63,729	Walt Disney Co. (The) ^	6,513,104

		17,115,205

Multiline Retail (2.1%):
144,970	Dollar General Corp.	10,501,627

Oil, Gas & Consumable Fuels (0.9%):
42,549	Concho Resources, Inc. *	4,182,567

Pharmaceuticals (5.6%):
33,760	Allergan plc *	9,176,306

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
72,846	Perrigo Co. plc	$11,456,490
38,848	Valeant Pharmaceuticals International, Inc. *	6,929,706

		27,562,502

Real Estate Investment Trusts (REITs) (1.8%):
112,978	Crown Castle International Corp.	8,910,575

Road & Rail (2.5%):
137,213	Union Pacific Corp.	12,131,001

Software (5.9%):
130,499	Mobileye NV *^	5,935,095
212,675	Salesforce.com, Inc. *	14,766,026
48,967	Splunk, Inc. *^	2,710,323
78,686	Workday, Inc., Class A *^	5,418,318

		28,829,762

Specialty Retail (3.4%):
90,086	Home Depot, Inc. (The) ^	10,404,032
68,736	Restoration Hardware Holdings, Inc. *^	6,413,756

		16,817,788

Technology Hardware, Storage & Peripherals (3.2%):
142,869	Apple, Inc.	15,758,451

Textiles, Apparel & Luxury Goods (3.0%):
186,771	Hanesbrands, Inc.	5,405,153
73,980	Nike, Inc., Class B	9,097,320

		14,502,473

Total Common Stocks (Cost $409,462,325)		468,341,829

Preferred Stock (1.9%):
Internet Software & Services (1.9%):
841,419	Palantir Technologies, Inc., Series I 0.00% *(a)	9,289,266

Total Preferred Stock (Cost $5,157,898)		9,289,266

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (11.9%):
$ 58,375,344	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	58,375,344

Total Securities Held as Collateral for Securities on Loan (Cost $58,375,344)		58,375,344

Unaffiliated Investment Company (3.3%):
16,113,584	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	16,113,584

Total Unaffiliated Investment Company (Cost $16,113,584)		16,113,584

Total Investment Securities (Cost $489,109,151)(d) - 112.7%		552,120,023
Net other assets (liabilities) - (12.7)%		(62,280,318)

Net Assets - 100.0%		$489,839,705

Continued

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Percentages indicated are based on net assets as of September 30, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $57,164,219.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 1.90% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(c)	The rate represents the effective yield at September 30, 2015.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (52.1%):
Aerospace & Defense (0.8%):
1,021	Boeing Co. (The) ^	$133,700
762	Dassault Aviation SA	873,003
26,129	European Aeronautic Defence & Space Co. NV	1,551,828
1,444	General Dynamics Corp.	199,200
1,285	Northrop Grumman Corp.	213,246
1,550	Raytheon Co.	169,353
26,662	Safran SA	2,011,556
17,280	United Technologies Corp.	1,537,747

		6,689,633

Air Freight & Logistics (0.5%):
12,525	Deutsche Post AG	346,620
18,271	FedEx Corp.	2,630,659
15,525	United Parcel Service, Inc., Class B	1,532,162

		4,509,441

Airlines (0.4%):
60,300	Japan Airlines Co., Ltd.	2,128,998
20,577	United Continental Holdings, Inc. *	1,091,610

		3,220,608

Auto Components (1.1%):
24,300	Aisin Sieki Co., Ltd.	817,408
42,800	Bridgestone Corp.	1,488,170
138,683	Cheng Shin Rubber Industry Co., Ltd.	226,801
831	Compagnie Generale des Establissements Michelin SCA, Class B(a)	75,824
18,807	Delphi Automotive plc	1,430,084
44,300	Denso Corp.	1,878,319
2,100	Exedy Corp.	46,763
26,400	Futaba Industrial Co., Ltd. ^	95,483
1,046	Goodyear Tire & Rubber Co.	30,679
2,082	Hyundai Wia Corp.	228,706
11,500	Koito Manufacturing Co., Ltd.	377,225
2,098	Lear Corp.	228,221
3,500	Stanley Electric Co., Ltd.	70,120
44,400	Sumitomo Electric Industries, Ltd.	570,503
41,600	Toyota Industries Corp.	1,983,144

		9,547,450

Automobiles (1.6%):
5,568	Bayerische Motoren Werke AG (BMW)	492,630
190,000	Brilliance China Automotive Holdings, Ltd.	226,266
108,000	Dongfeng Motor Corp., Series H	135,336
134,141	Ford Motor Co.	1,820,293
94,200	Fuji Heavy Industries, Ltd.	3,409,212
26,200	Honda Motor Co., Ltd.	781,348
8,068	Hyundai Motor Co.	1,122,343
67,100	Isuzu Motors, Ltd.	676,228
9,416	Maruti Suzuki India, Ltd.	673,952
4,213	Renault SA	302,621
38,600	Suzuki Motor Corp.	1,192,828
34,500	Toyota Motor Corp.	2,029,348
270	Volkswagen AG	31,709
168,770	Yulon Motor Co., Ltd.	151,725

		13,045,839

Banks (3.9%):
3,699	Banco Popolare SC *	54,712
66,160	Banco Santander SA	352,252
217,098	Bank of America Corp.	3,382,387

Shares		Fair Value
Common Stocks, continued
Banks, continued
25,000	Bank of Yokohama, Ltd. (The)	$152,331
73,236	Barclays plc	270,711
13,532	BNP Paribas SA	796,775
21,000	Chiba Bank, Ltd. (The)	149,480
49,327	Citigroup, Inc.	2,447,112
3,089	Citizens Financial Group, Inc.	73,704
3,984	Fifth Third Bancorp	75,337
493,510	HSBC Holdings plc	3,732,668
61,867	ING Groep NV	878,171
386,282	Intesa Sanpaolo SpA	1,364,041
71,628	JPMorgan Chase & Co. #	4,367,158
305,698	Lloyds Banking Group plc	348,429
187,200	Mitsubishi UFJ Financial Group, Inc.	1,131,551
277,900	Mizuho Financial Group, Inc.	522,061
58,688	Regions Financial Corp.	528,779
14,000	Shizuoka Bank, Ltd. (The)	140,320
16,909	Societe Generale	756,311
22,484	Standard Chartered plc	218,550
27,100	Sumitomo Mitsui Financial Group, Inc.	1,031,758
9,819	SunTrust Banks, Inc.	375,479
35,577	Svenska Handelsbanken AB, A Shares	511,259
26,845	Toronto-Dominion Bank (The)	1,058,268
30,600	U.S. Bancorp	1,254,906
8,706	UBI Banca - Unione di Banche Italiane SCPA	61,766
61,547	UniCredit SpA	383,546
74,719	Wells Fargo & Co.	3,836,821

		30,256,643

Beverages (1.4%):
4,732	Anheuser-Busch InBev NV	502,563
13,000	Asahi Breweries, Ltd.	423,119
66,202	Coca-Cola Co. (The)	2,656,024
1,420	Coca-Cola Enterprises, Inc.	68,657
1,881	Constellation Brands, Inc., Class A	235,520
8,632	Diageo plc, ADR	930,443
1,778	Diageo plc	47,839
8,353	Molson Coors Brewing Co., Class B	693,466
5,756	PepsiCo, Inc.	542,791
60,488	SABMiller plc	3,427,060
6,300	Suntory Beverage & Food, Ltd.	242,476

		9,769,958

Biotechnology (1.2%):
45,272	AbbVie, Inc.	2,463,249
5,908	Alexion Pharmaceuticals, Inc. *	923,952
3,878	Alkermes plc *	227,522
7,748	Amgen, Inc.	1,071,703
784	Baxalta, Inc.	24,704
5,785	Biogen Idec, Inc. *	1,688,121
5,365	Celgene Corp. *	580,332
12,603	Gilead Sciences, Inc.	1,237,489
31,581	Invitae Corp. *^	228,015
63,198	Mesoblast, Ltd. *^	140,665
557	Regeneron Pharmaceuticals, Inc. *	259,083
4,590	Tesaro, Inc. *^	184,059
1,808	Ultragenyx Pharmaceutical, Inc. *^	174,128
4,697	Vertex Pharmaceuticals, Inc. *	489,146

		9,692,168

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products (0.1%):
14,200	Daikin Industries, Ltd.	$798,503

Capital Markets (0.7%):
1,290	Ameriprise Financial, Inc.	140,778
14,867	Bank of New York Mellon Corp. (The)	582,043
27,317	BHF Kleinwort Benson Group SA *	163,010
26,385	Charles Schwab Corp. (The)	753,556
17,813	Credit Suisse Group AG	428,672
25,479	Deutsche Bank AG, Registered Shares	684,912
5,018	Goldman Sachs Group, Inc. (The)	871,928
28,498	Morgan Stanley	897,686
100,800	Nomura Holdings, Inc.	584,937
76,691	UBS Group AG	1,421,607

		6,529,129

Chemicals (1.7%):
1,919	Air Liquide SA	227,380
1,483	Air Products & Chemicals, Inc.	189,201
25,399	AkzoNobel NV	1,651,067
84,000	Asahi Kasei Corp.	593,056
19,627	Axalta Coating Systems, Ltd. *	497,347
7,165	BASF SE ^	546,676
2,730	CF Industries Holdings, Inc.	122,577
2,082	Ecolab, Inc.	228,437
14,637	FMC Corp. ^	496,341
34,700	Hitachi Chemical Co., Ltd.	479,834
38,400	JSR Corp. ^	554,833
37,900	Kuraray Co., Ltd.	473,428
1,987	Linde AG	321,836
6,605	LyondellBasell Industries NV, Class A	550,593
3,727	Monsanto Co.	318,062
24,100	Nitto Denko Corp.	1,447,656
2,124	PPG Industries, Inc.	186,254
2,246	Praxair, Inc.	228,778
32,600	Shin-Etsu Chemical Co., Ltd.	1,675,817
4,136	Syngenta AG, Registered Shares	1,328,824
277,000	Ube Industries, Ltd.	485,291

		12,603,288

Commercial Services & Supplies (0.2%):
2,086	Cintas Corp.	178,875
1,800	SECOM Co., Ltd.	108,481
4,700	Sohgo Security Services Co., Ltd. ^	214,502
40,377	Tyco International plc	1,351,014

		1,852,872

Communications Equipment (0.8%):
21,138	Alcatel-Lucent *	77,816
103,599	Cisco Systems, Inc.	2,719,474
19,608	El Towers SpA	1,207,152
1,891	Harris Corp.	138,327
3,000	Hitachi Kokusai Electric, Inc.	31,829
28,570	QUALCOMM, Inc.	1,535,066
3,589	Telefonaktiebolaget LM Ericsson, B Shares	35,364

		5,745,028

Construction & Engineering (0.2%):
6,000	Chiyoda Corp.	40,984
1,900	ComSys Holdings Corp.	22,698
19,000	JGC Corp.	252,700

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
6,900	Kinden Corp.	$87,756
3,000	Maeda Road Construction Co., Ltd.	52,643
1,000	Nippo Corp.	17,016
84,000	Okumura Corp.	449,836
300	Sho-Bond Holdings Co., Ltd.	11,507
95,000	Toda Corp. ^	421,909

		1,357,049

Consumer Finance (0.0%):
2,213	Capital One Financial Corp.	160,487
2,823	Discover Financial Services	146,768

		307,255

Containers & Packaging (0.0%):
6,928	WestRock Co.	356,376

Distributors (0.0%):
3,100	Canon Marketing Japan, Inc.	46,050

Diversified Consumer Services (0.0%):
1,000	Benesse Holdings, Inc.	26,810

Diversified Financial Services (0.7%):
16,855	Berkshire Hathaway, Inc., Class B *	2,197,892
8	Berkshire Hathaway, Inc., Class A *	1,561,920
7,519	CME Group, Inc.	697,312
615,711	Delta Topco, Ltd. (a)(j)	292,463

		4,749,587

Diversified Telecommunication Services (1.5%):
80,490	AT&T, Inc.	2,622,364
116,521	BT Group plc	741,333
75,955	Cellnex Telecom SAU *	1,292,461
48,502	Deutsche Telekom AG, Registered Shares	860,937
21,122	France Telecom SA	319,403
22,500	Nippon Telegraph & Telephone Corp.	790,292
294,500	Singapore Telecommunications, Ltd.	747,242
8,689	TDC A/S	44,843
32,883	Telecom Italia SpA	33,743
60,896	Telecom Italia SpA *^	74,866
139,100	Telekom Malaysia Berhad	211,980
8,542	Verizon Communications, Inc.	373,202
91,784	Verizon Communications, Inc.	3,993,522

		12,106,188

Electric Utilities (0.6%):
18,345	American Electric Power Co., Inc.	1,043,097
52,900	Chubu Electric Power Co., Inc.	782,335
136,052	Enel SpA	608,292
22,842	Iberdrola SA	151,963
7,600	Kansai Electric Power Co., Inc. (The) *	85,086
25,800	Kyushu Electric Power Co., Inc. *	281,443
13,806	NextEra Energy, Inc.	1,346,775
13,100	Tokyo Electric Power Co., Inc. (The) *	87,917

		4,386,908

Electrical Equipment (0.7%):
33,435	Eaton Corp. plc	1,715,215
19,238	Emerson Electric Co.	849,742
85,000	GS Yuasa Corp. ^	322,046
3,300	Mabuchi Motor Co., Ltd.	144,206

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
148,000	Mitsubishi Electric Corp.	$1,359,063
1,766	Rockwell Automation, Inc. ^	179,196
7,485	Schneider Electric SA	419,716

		4,989,184

Electronic Equipment, Instruments & Components (0.3%):
2,123	Corning, Inc.	36,346
32,000	Delta Electronics, Inc.	150,905
6,923	Fitbit, Inc., Class A *^	260,928
4,900	Hitachi High-Technologies Corp.	106,438
116,000	Hitachi, Ltd.	586,350
15,750	Hon Hai Precision Industry Co., Ltd.	41,213
500	Keyence Corp.	223,897
15,900	Kyocera Corp.	729,703
2,300	Murata Manufacturing Co., Ltd.	298,734
8,000	Omron Corp.	241,835
1,630	Samsung SDI Co., Ltd.	149,984
674	TE Connectivity, Ltd.	40,366

		2,866,699

Energy Equipment & Services (0.7%):
1,200	Baker Hughes, Inc.	62,448
1,384	Cameron International Corp. *	84,867
2,350	Halliburton Co.	83,073
1,698	Helmerich & Payne, Inc. ^	80,247
19,523	Ocean Rig UDW, Inc.	41,584
39,028	Oceaneering International, Inc. ^	1,533,020
175,649	SBM Offshore NV *^	2,223,744
19,231	Schlumberger, Ltd.	1,326,362

		5,435,345

Food & Staples Retailing (0.5%):
423	Costco Wholesale Corp.	61,153
3,214	CVS Health Corp.	310,087
10,800	FamilyMart Co., Ltd.	494,345
7,617	Kroger Co. (The)	274,745
5,200	Seven & I Holdings Co., Ltd.	238,281
2,091	The Fresh Market, Inc. *^	47,236
843	Walgreens Boots Alliance, Inc.	70,053
32,942	Wal-Mart Stores, Inc.	2,135,959
786	Wesfarmers, Ltd.	21,732

		3,653,591

Food Products (0.5%):
8,000	Ajinomoto Co., Inc.	168,972
4,760	Archer-Daniels-Midland Co.	197,303
4,263	Blue Buffalo Pet Products, Inc. *	76,350
8,876	Boulder Brands, Inc. *^	72,694
5,150	Danone SA	325,679
584	General Mills, Inc.	32,780
580	Kraft Heinz Co. (The)	40,936
1,625	Mondelez International, Inc., Class A	68,039
38,967	Nestle SA, Registered Shares	2,935,372
28,589	SLC Agricola SA	128,668

		4,046,793

Gas Utilities (0.2%):
339,000	Tokyo Gas Co., Ltd.	1,648,101

Health Care Equipment & Supplies (0.3%):
18,260	Abbott Laboratories	734,418
4,313	Baxter International, Inc.	141,682
870	Becton, Dickinson & Co. ^	115,414
352	C.R. Bard, Inc.	65,581
12,300	HOYA Corp.	404,225
2,009	Medtronic plc	134,482

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,836	Stryker Corp.	$172,768

		1,768,570

Health Care Providers & Services (2.2%):
5,880	Acadia Healthcare Co., Inc. *	389,668
20,906	Aetna, Inc.	2,287,326
36,197	Al Noor Hospitals Group plc	457,616
1,904	AmerisourceBergen Corp.	180,861
1,848	Anthem, Inc.	258,720
955,300	Bangkok Dusit Medical Services Public Co., Ltd., Class F	488,223
17,695	Brookdale Senior Living, Inc. *	406,277
68,200	Bumrungrad Hospital Public Co., Ltd.	407,031
10,421	Cardinal Health, Inc.	800,541
378	CIGNA Corp.	51,038
5,586	DaVita, Inc. *	404,035
639	Express Scripts Holding Co. *^	51,733
17,218	HCA Holdings, Inc. *	1,331,985
383,817	Healthscope, Ltd.	688,087
13,970	Humana, Inc.	2,500,631
571,800	IHH Healthcare Berhad	777,366
26,627	Integrated Diagnostics Holdings plc *	166,178
81,339	Life Healthcare Group Holdings Pte, Ltd.	209,486
7,182	McKesson, Inc.	1,328,885
1,500	Medipal Holdings Corp.	23,896
61,358	NMC Health plc	774,442
393,999	PT Siloam International Hospital Tbk	333,817
80,700	Raffles Medical Group, Ltd.	256,550
11,100	Ship Healthcare Holdings, Inc.	239,906
239,663	Spire Healthcare Group plc	1,307,818
20,607	Tenet Healthcare Corp. *^	760,810
2,635	UnitedHealth Group, Inc.	305,686

		17,188,612

Health Care Technology (0.2%):
5,500	HTG Molecular Diagnostics, Inc. *^	41,910
49,256	Veeva Systems, Inc., Class A *^	1,153,083

		1,194,993

Hotels, Restaurants & Leisure (0.3%):
10,592	Las Vegas Sands Corp. ^	402,178
16,942	McDonald’s Corp.	1,669,296
936	Starbucks Corp.	53,202
1,949	Wyndham Worldwide Corp.	140,133

		2,264,809

Household Durables (0.3%):
4,400	Alpine Electronics, Inc.	48,358
31,698	Cyrela Brazil Realty SA Empreendimentos e Participacoes	66,693
213,000	Haier Electronics Group Co., Ltd.	356,917
1,906	MRV Engenharia e Participacoes SA	2,976
60,100	Nikon Corp. ^	727,536
7,400	Rinnai Corp.	565,763
3,271	Whirlpool Corp.	481,687

		2,249,930

Household Products (0.9%):
16,208	Colgate-Palmolive Co.	1,028,560
7,477	Kimberly-Clark Corp.	815,292

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products, continued
66,627	Procter & Gamble Co. (The)	$4,793,146

		6,636,998

Independent Power and Renewable Electricity Producers (0.3%):
42,010	AES Corp. (The)	411,278
44,175	Calpine Corp. *^	644,954
7,800	Electric Power Development Co., Ltd.	239,298
20,291	NextEra Energy Partners LP ^	442,344
33,196	NRG Energy, Inc.	492,961
5,590	NRG Yield, Inc., Class A	62,329
5,590	NRG Yield, Inc., Class A ^	64,900
17,531	TerraForm Power, Inc., Class A	249,291

		2,607,355

Industrial Conglomerates (0.8%):
1,009	3M Co.	143,046
151,219	Beijing Enterprises Holdings, Ltd.	912,515
105,008	General Electric Co.	2,648,302
219,600	Keppel Corp., Ltd.	1,053,095
22,097	Koninklijke Philips Electronics NV	520,998

		5,277,956

Insurance (2.1%):
1,152	ACE, Ltd.	119,117
128,200	AIA Group, Ltd.	667,500
15,630	Allstate Corp. (The)	910,291
26,359	American International Group, Inc.	1,497,717
49,339	AXA SA	1,197,710
3,088	Axis Capital Holdings, Ltd. ^	165,887
21,098	Chubb Corp. (The)	2,587,669
3,301	CNA Financial Corp.	115,304
10,047	Hartford Financial Services Group, Inc. (The)	459,952
145,457	Legal & General Group plc	525,169
5,161	Lincoln National Corp.	244,941
16,889	Marsh & McLennan Cos., Inc.	881,944
15,785	MetLife, Inc.	744,263
7,900	MS&AD Insurance Group Holdings, Inc.	212,519
4,400	NKSJ Holdings, Inc.	128,310
6,450	Prudential Financial, Inc.	491,555
56,099	Prudential plc	1,185,763
1,779	Reinsurance Group of America, Inc.	161,160
43,900	Sony Financial Holdings, Inc.	723,033
16,600	Tokio Marine Holdings, Inc.	621,322
3,887	Travelers Cos., Inc. (The)	386,873
22,774	UnumProvident Corp.	730,590
19,921	XL Group plc	723,531
1,324	Zurich Insurance Group AG	325,831

		15,807,951

Internet & Catalog Retail (0.0%):
200	Askul Corp.	7,614
1,817	Expedia, Inc.	213,825

		221,439

Internet Software & Services (2.2%):
18,976	Alibaba Group Holding, Ltd., ADR *	1,119,016
18,600	DeNA Co., Ltd. ^	347,311
95,700	Dropbox, Inc. *(a)(j)	1,578,093
17,691	eBay, Inc. *	432,368

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
19,169	Facebook, Inc., Class A *	$1,723,293
11,569	GoDaddy, Inc., Class A *^	291,654
3,152	Google, Inc., Class A *	2,012,143
8,140	Google, Inc., Class C *#	4,952,540
75,600	Gree, Inc. ^	339,666
5,547	Lookout, Inc. *(a)(j)	64,702
13,729	SINA Corp. *	550,807
65,112	Twitter, Inc. *^	1,754,117
2,508	VeriSign, Inc. *^	176,964
76,800	Yahoo! Japan Corp. ^	293,256
12,562	Yahoo!, Inc. *	363,167

		15,999,097

IT Services (1.0%):
3,052	Accenture plc, Class A	299,890
542	Alliance Data Systems Corp. *	140,367
3,091	Amdocs, Ltd.	175,816
8,738	Atos Origin SA	671,016
798	Automatic Data Processing, Inc.	64,127
1,009	Cognizant Technology Solutions Corp., Class A *	63,173
2,890	Computer Sciences Corp. ^	177,388
3,045	Fidelity National Information Services, Inc.	204,259
8,082	International Business Machines Corp.	1,171,648
16,826	MasterCard, Inc., Class A	1,516,359
400	NS Solutions Corp.	16,958
7,258	PayPal Holdings, Inc. *	225,288
800	SCSK Corp.	30,086
33,330	Visa, Inc., Class A ^	2,321,769
30,236	Worldline SA *	775,509

		7,853,653

Leisure Products (0.1%):
6,300	Namco Bandai Holdings, Inc.	146,751
40,100	Sega Sammy Holdings, Inc.	392,687
8,600	Yamaha Corp.	190,914

		730,352

Life Sciences Tools & Services (0.2%):
9,390	Thermo Fisher Scientific, Inc.	1,148,209

Machinery (0.8%):
5,161	Caterpillar, Inc. ^	337,323
4,015	CNH Industrial NV ^	26,178
30,268	Colfax Corp. *^	905,316
1,915	Dover Corp. ^	109,500
3,800	FANUC Corp.	585,917
169,090	Haitian International Holdings, Ltd.	280,100
101,000	IHI Corp.	260,084
2,930	Ingersoll-Rand plc	148,756
27,700	Komatsu, Ltd.	407,736
32,000	Kubota Corp.	440,732
174,000	Mitsubishi Heavy Industries, Ltd.	779,884
8,300	Nabtesco Corp.	151,748
11,811	PACCAR, Inc. ^	616,180
1,106	Parker Hannifin Corp. ^	107,614
1,100	SMC Corp.	241,627
3,500	THK Co., Ltd.	55,698
9,346	WABCO Holdings, Inc. *^	979,740

		6,434,133

Media (1.1%):
27,306	Comcast Corp., Class A	1,553,164
12,732	DISH Network Corp., Class A *	742,785

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
19,192	Liberty Broadband Corp., Class C *	$982,055
7,208	Liberty Broadband Corp., Class A *^	370,780
5,072	Liberty Global plc, Class A *	217,792
20,943	Liberty Media Corp. *	748,084
44,187	Liberty Media Corp., Class C *	1,522,684
109,227	RAI Way SpA	522,766
817	RTL Group ^	70,323
721	Scripps Networks Interactive, Class A ^	35,466
2,162	Time Warner Cable, Inc., Class A	387,798
3,100	TV Asahi Holdings Corp.	47,509
58,247	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	480,993

		7,682,199

Metals & Mining (1.3%):
211,020	Antofagasta plc	1,599,900
116,487	Barrick Gold Corp., ADR	740,857
15,651	Boliden AB	245,096
54,869	Constellium NV *	332,506
91,809	Eldorado Gold Corp.	294,493
233,932	First Quantum Minerals, Ltd.	857,324
47,404	Freeport-McMoRan Copper & Gold, Inc. ^	459,345
115,936	Gerdau SA, ADR	158,832
496,153	Glencore International plc	691,272
78,695	Goldcorp, Inc.	985,262
24,000	Nippon Steel Corp.	438,487
216,347	Platinum Group Metals, Ltd. *	49,760
353,956	Platinum Group Metals, Ltd. *	79,582
50,331	Rio Tinto plc	1,688,255
62,298	Southern Copper Corp. ^	1,664,603
74,817	Tahoe Resources, Inc.	578,103
43,008	Teck Cominco, Ltd.	205,322
400	Yamato Kogyo Co., Ltd.	8,022

		11,077,021

Multiline Retail (0.1%):
2,245	Kohl’s Corp. ^	103,966
2,139	Macy’s, Inc.	109,773
1,100	Ryohin Keikaku Co., Ltd.	225,239
5,520	Target Corp.	434,204

		873,182

Multi-Utilities (0.5%):
17,236	Dominion Resources, Inc. ^	1,213,070
33,209	Engie Group	537,721
61,406	National Grid plc	855,042
14,944	Sempra Energy ^	1,445,383

		4,051,216

Oil, Gas & Consumable Fuels (4.1%):
55,254	Anadarko Petroleum Corp.	3,336,789
15,596	Apache Corp.	610,739
115,052	Athabasca Oil Corp. *	109,508
6,840	BG Group plc	98,614
36,654	BP plc	185,756
61,539	Cameco Corp. ^	748,930
100,835	Cenovus Energy, Inc.	1,529,565
6,481	Chevron Corp.	511,221
62,121	Coal India, Ltd.	310,749
114,065	CONSOL Energy, Inc. ^	1,117,837
1,678	Enbridge, Inc.	62,314
5,006	ENI SpA	78,760

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
9,319	EOG Resources, Inc.	$678,423
20,512	EQT Corp.	1,328,562
11,653	Exxon Mobil Corp.	866,401
137,900	INPEX Corp.	1,232,173
56,500	JX Holdings, Inc.	204,566
28,913	KazMunaiGas Exploration Production JSC, Registered Shares, GDR	173,637
4,713	Kinder Morgan, Inc.	130,456
31,303	Lundin Petroleum AB *^	403,752
107,956	Marathon Petroleum Corp.	5,001,601
2,151	Occidental Petroleum Corp.	142,289
157,714	Oil & Natural Gas Corp., Ltd.	552,373
286,201	Ophir Energy plc *	389,723
72,803	Petroleo Brasileiro SA, ADR *^	316,694
24,086	Pioneer Natural Resources Co. ^	2,929,821
80,753	Reliance Industries, Ltd.	1,063,496
4,929	Royal Dutch Shell plc, B Shares	116,894
7,910	Royal Dutch Shell plc, A Shares	186,500
153,515	Statoil ASA	2,240,103
4,475	Suncor Energy, Inc.	119,572
2,930	Suncor Energy, Inc.	78,372
2,322	Total SA, ADR ^	103,817
24,919	Total SA	1,123,381
1,095	TransCanada Corp.	34,632
5,042	Valero Energy Corp.	303,024
75,905	Whiting Petroleum Corp. *^	1,159,069
1,865	Williams Cos., Inc. (The)	68,725

		29,648,838

Paper & Forest Products (0.0%):
3,167	International Paper Co.	119,681

Personal Products (0.1%):
6,675	Edgewell Personal Care Co. ^	544,680
167	L’Oreal SA	29,037
1,986	Unilever NV	79,918

		653,635

Pharmaceuticals (3.9%):
8,829	Allergan plc *	2,399,810
32,500	Astellas Pharma, Inc.	421,970
11,355	AstraZeneca plc, ADR	361,316
30,268	AstraZeneca plc	1,920,583
8,349	Bayer AG	1,066,981
33,873	Bristol-Myers Squibb Co.	2,005,282
34,798	Catalent, Inc. *^	845,591
5,000	Eisai Co., Ltd.	296,607
19,743	Eli Lilly & Co.	1,652,292
6,167	GlaxoSmithKline plc	118,200
34,467	Johnson & Johnson Co.	3,217,494
4,041	Merck & Co., Inc.	199,585
52,571	Mylan NV *	2,116,508
14,662	Novartis AG, Registered Shares	1,351,002
2,008	Novo Nordisk A/S, B Shares	108,093
13,200	Otsuka Holdings Co., Ltd.	424,308
201	Perrigo Co. plc	31,611
50,039	Pfizer, Inc. #	1,571,725
6,599	Roche Holding AG	1,745,010
21,485	Sanofi-Aventis SA	2,046,611
2,300	Sawai Pharmaceutical Co., Ltd.	134,354
20,242	Shire plc	1,381,364
288,000	Sino Biopharmaceutical, Ltd.	358,568
800	Takeda Pharmacuetical Co., Ltd.	35,266
37,412	Teva Pharmaceutical Industries, Ltd., ADR	2,112,282

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
3,107	Valeant Pharmaceuticals International, Inc. *	$554,227
12,395	Zoetis, Inc.	510,426

		28,987,066

Real Estate Investment Trusts (REITs) (0.8%):
10,761	Crown Castle International Corp.	848,720
10,449	Equity Residential Property Trust	784,929
541,465	Fibra UNO Amdinistracion SA	1,118,348
33,009	ProLogis, Inc.	1,284,050
6,419	Simon Property Group, Inc.	1,179,299
2,242	Unibail-Rodamco SE	581,355

		5,796,701

Real Estate Management & Development (1.7%):
21,939	BR Malls Participacoes SA	58,114
15,085	Brookfield Asset Management, Inc., Class A	474,272
816,600	CapitaLand, Ltd.	1,543,176
330,000	China Resources Land, Ltd.	780,378
42,000	Daikyo, Inc.	71,424
5,000	Daito Trust Construction Co., Ltd.	508,669
11,484	Deutsche Annington Immobilien SE	369,102
1,185,200	Global Logistic Properties, Ltd.	1,705,181
61,000	Mitsubishi Estate Co., Ltd.	1,250,373
152,666	Sun Hung Kai Properties, Ltd.	1,989,926
67,467	The St. Joe Co. *^	1,290,644
280,000	Wharf Holdings, Ltd. (The)	1,582,158

		11,623,417

Road & Rail (0.8%):
7,319	Canadian National Railway Co.	415,426
224,735	CAR, Inc. *^	325,596
20,975	CSX Corp.	564,228
22,100	East Japan Railway Co.	1,870,427
7,032	Kansas City Southern	639,068
37,000	Nippon Express Co., Ltd.	177,140
9,700	Seino Holdings Co., Ltd.	101,376
12,244	Union Pacific Corp.	1,082,492

		5,175,753

Semiconductors & Semiconductor Equipment (0.8%):
2,018	Applied Materials, Inc.	29,644
418	Avago Technologies, Ltd.	52,254
904	Broadcom Corp., Class A	46,493
33,604	Intel Corp.	1,012,824
5,876	KLA-Tencor Corp.	293,800
45,524	Micron Technology, Inc. *	681,950
22,700	ROHM Co., Ltd.	1,015,051
18,551	SK Hynix, Inc.	530,228
39,100	SUMCO Corp.	350,990
187,000	Taiwan Semiconductor Manufacturing Co., Ltd.	746,508
8,276	Texas Instruments, Inc.	409,828

		5,169,570

Software (2.0%):
46,845	Activision Blizzard, Inc. ^	1,447,042
3,128	Adobe Systems, Inc. *	257,184
2,110	Check Point Software Technologies, Ltd. *^	167,386
2,923	Electronic Arts, Inc. *	198,033
92,700	Gungho Online Enetertainment, Inc.	275,036

Shares		Fair Value
Common Stocks, continued
Software, continued
2,264	Intuit, Inc.	$200,930
77,966	King Digital Entertainment plc ^	1,055,660
63,061	Microsoft Corp.	2,791,079
49,349	Mobileye NV *^	2,244,392
9,300	Nexon Co., Ltd.	124,578
7,200	Nintendo Co., Ltd.	1,216,532
25,448	Nuance Communications, Inc. *	416,584
56,339	Oracle Corp.	2,034,965
972	Salesforce.com, Inc. *	67,486
1,076	SAP AG	69,607
6,200	Trend Micro, Inc.	219,618
68,532	Uber Technologies, Inc. *(a)(j)	2,606,060
34,079	UbiSoft Entertainment SA *	691,134

		16,083,306

Specialty Retail (0.3%):
2,000	Autobacs Seven Co., Ltd. ^	33,265
1,316	Home Depot, Inc. (The)	151,985
2,044	Lowe’s Cos., Inc.	140,872
20,400	Sanrio Co., Ltd. ^	558,292
900	Shimamura Co., Ltd. ^	97,135
4,588	Tiffany & Co. ^	354,286
160,000	Yamada Denki Co., Ltd. ^	646,184
229,760	Zhongsheng Group Holdings, Ltd. ^	93,465

		2,075,484

Technology Hardware, Storage & Peripherals (1.0%):
42,577	Apple, Inc. #	4,696,244
3,371	EMC Corp.	81,443
38,556	Hewlett-Packard Co.	987,419
42,000	Lenovo Group, Ltd.	35,663
236,000	NEC Corp.	727,529
519	Samsung Electronics Co., Ltd.	499,205
2,372	SanDisk Corp.	128,871
1,685	Western Digital Corp.	133,856

		7,290,230

Textiles, Apparel & Luxury Goods (0.0%):
9,190	Coach, Inc.	265,867
8,971	Michael Kors Holdings, Ltd. *	378,935
789	Nike, Inc., Class B	97,023

		741,825

Tobacco (0.4%):
1,911	Altria Group, Inc.	103,958
1,310	British American Tobacco plc	72,387
677	Imperial Tobacco Group plc	35,034
12,700	Japan Tobacco, Inc.	395,119
25,461	Philip Morris International, Inc.	2,019,822
812	Reynolds American, Inc.	35,947

		2,662,267

Trading Companies & Distributors (0.5%):
59,800	Mitsubishi Corp.	983,315
84,100	Mitsui & Co., Ltd.	947,237
67,900	Sumitomo Corp.	655,559
12,800	Toyota Tsushu Corp.	270,402
6,181	United Rentals, Inc. *^	371,169
32,255	Univar, Inc. *	585,428

		3,813,110

Transportation Infrastructure (0.0%):
6,000	Kamigumi Co., Ltd.	49,254

Water Utilities (0.1%):
16,063	American Water Works Co., Inc.	884,750

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (0.6%):
375,531	America Movil SAB de C.V., Series L	$312,161
30,360	America Movil SAB de C.V., Series L, ADR	502,458
314,500	Axiata Group Berhad	415,333
107,029	Far EasTone Telecommunications Co., Ltd.	231,101
35,200	KDDI Corp.	788,379
347,020	Vodafone Group plc	1,097,105
44,788	Vodafone Group plc, ADR	1,421,571

		4,768,108

Total Common Stocks (Cost $414,026,947)		396,847,166

Preferred Stocks (2.1%):
Automobiles (0.0%):
1,908	Volkswagen AG, 4.97%	208,637

Banks (0.6%):
26,982	Citigroup Capital XIII, Series A, 7.88%^	693,169
15,683	HSBC Holdings plc, Series 2, 8.00%	400,074
21,833	RBS Capital Fund Trust V, Series E, 5.90%^	532,070
27,501	RBS Capital Funding Trust VII, Series G, 6.08%^	672,400
14,719	Royal Bank of Scotland Group plc, Series T, ADR, 7.25%	371,360
14,159	U.S. Bancorp, Series F, 6.50%^	406,646
7,409	U.S. Bancorp, Series G, 6.00%^	195,079
576,000	USB Capital IX, 3.50%	468,720

		3,739,518

Consumer Finance (0.1%):
36,300	GMAC Capital Trust I, Series 2, 8.13%	926,739

Food & Staples Retailing (0.0%):
11,174	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, 2.40%	140,524

Health Care Providers & Services (0.2%):
19,462	Anthem, Inc., 5.25%	940,793
143,925	Grand Rounds, Inc., 0.00%*(a)(j)	411,395

		1,352,188

Internet Software & Services (0.6%):
144,482	Domo, Inc., Series E, 0.00%*(a)(j)	1,218,735
63,925	Lookout, Inc., 0.00%*(a)(j)	745,647
116,157	Palantir Technologies, Inc., Series I 0.00%*(a)(j)	1,282,373

		3,246,755

Shares		Fair Value
Preferred Stocks, continued
Machinery (0.0%):
2,123	Stanley Black & Decker, Inc., 6.25%^	$236,693

Multi-Utilities (0.0%):
7,500	Dominion Resources, Inc., 6.38%	372,075

Pharmaceuticals (0.3%):
2,213	Allergan plc, Series A, 5.50%	2,087,877

Real Estate Investment Trusts (REITs) (0.1%):
3,376	American Tower Corp., Series A, 5.25%^	336,123
13,044	Welltower, Inc., Series I, 6.50%	792,162

		1,128,285

Real Estate Management & Development (0.0%):
15,600	Forestar Group, Inc., 6.00%	269,568

Technology Hardware, Storage & Peripherals (0.2%):
2,383	Samsung Electronics Co., Ltd., 2.23%	1,857,090

Thrifts & Mortgage Finance (0.0%):
31,557	Fannie Mae, Series S, 8.25%^	153,051

Total Preferred Stocks (Cost $15,885,154)		15,719,000

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd. *(b)	50,426

Total Warrant (Cost $–)		50,426

Convertible Preferred Stocks (0.1%):
Banks (0.0%):
272	Wells Fargo & Co., Series L, Class A, 7.50%	317,560

Metals & Mining (0.0%):
11,422	Cliffs Natural Resources, Inc., Series A, 7.00%	27,413

Real Estate Investment Trusts (REITs) (0.1%):
8,784	Crown Castle International Corp., Series A, 4.50%	894,738

Total Convertible Preferred Stocks (Cost $1,458,533)		1,239,711

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (1.9%):
Biotechnology (0.2%):
$ 178,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	229,954
175,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	235,156
295,000	Gilead Sciences, Inc., 1.63%, 5/1/16	1,264,628

		1,729,738

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Communications Equipment (0.5%):
$ 3,065,000	AliphCom, Inc., 0.00%, 4/1/20(c)(j)	$3,126,299

Diversified Financial Services (0.2%):
600,000	Telecom Italia Finance SA, Registered Shares, 6.13%, 11/15/16+(b)	930,492
800,000	Volkswagen International Finance NV, 5.50%, 11/9/15+(b)	594,675

		1,525,167

Diversified Telecommunication Services (0.2%):
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(b)	398,878
900,000	Telefonica SA, Series TEF, 4.90%, 9/25/17+	955,297

		1,354,175

Electrical Equipment (0.0%):
191,000	Suzlon Energy, Ltd., Series SUEL, 3.25%, 7/16/19(b)(d)	235,885

Food & Staples Retailing (0.1%):
600,000	Olam International, Ltd., 6.00%, 10/15/16(b)	606,750

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(e)	20,000

Internet Software & Services (0.1%):
430,000	SINA Corp., 1.00%, 12/1/18, Callable 12/1/16 @ 100	406,888
375,000	Twitter, Inc., 1.00%, 9/15/21(b)	319,453

		726,341

Oil, Gas & Consumable Fuels (0.3%):
886,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	630,168
1,146,000	Cobalt International Energy, Inc., 3.13%, 5/15/24	721,980
1,123,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(b)	971,680

		2,323,828

Real Estate Management & Development (0.1%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16+(b)	527,166
750,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100+(b)	514,515

		1,041,681

Semiconductors & Semiconductor Equipment (0.0%):
246,000	Intel Corp., 3.25%, 8/1/39	371,153

Software (0.1%):
340,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16	524,025

Technology Hardware, Storage & Peripherals (0.1%):
401,000	SanDisk Corp., 1.50%, 8/15/17	497,742

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$ 411,000	SanDisk Corp., 0.50%, 10/15/20^	$397,899

		895,641

Total Convertible Bonds (Cost $15,534,633)		14,480,683

Floating Rate Loans (1.4%):
Biotechnology (0.2%):
1,278,515	Grifols Worldwide Operations USA, 3.19%, 3/3/21(d)	1,277,531

Capital Markets (0.1%):
103,544	Sheridan Production Partners, 4.25%, 12/2/20(c)(d)	76,967
744,179	Sheridan Production Partners, 4.25%, 12/2/20(c)(d)	553,170
38,627	Sheridan Production Partners, 4.25%, 12/2/20(c)(d)	28,713

		658,850

Commercial Services & Supplies (0.2%):
1,022,347	Promontoria Blue Holding 2 BV, 0.00%, 4/17/20(c)(d)	1,142,274

Energy Equipment & Services (0.1%):
374,191	Drillships Financing Holdings, Inc., 5.50%, 3/31/21(d)	219,213
1,289,877	Seadrill, Ltd., 4.00%, 2/21/21(d)	778,221

		997,434

Hotels, Restaurants & Leisure (0.2%):
1,495,219	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(d)	1,490,225

Independent Power and Renewable Electricity Producers (0.1%):
605,000	Calpine Corp., 0.00%, 6/15/22(d)	594,582

Marine (0.0%):
474,412	Drillships Ocean Ventures, Inc., 3.50%, 7/9/21(d)	314,298

Media (0.1%):
1,102,599	Univision Communications, Inc., 4.00%, 3/1/20(d)	1,094,671

Metals & Mining (0.0%):
350,000	Novelis, Inc., 0.00%, 6/15/22(d)	343,875

Oil, Gas & Consumable Fuels (0.0%):
405,533	Fieldwood Energy LLC, 8.38%, 9/20/20(d)	111,522

Pharmaceuticals (0.2%):
665,000	ENDO Luxembourg Finance Co., 0.00%, 6/30/16(d)	665,000
605,000	ENDO Luxembourg Finance Co., 0.00%, 6/30/22(d)	602,544
187,724	Mallinckrodt International Finance SA, 3.25%, 2/24/21(d)	183,969

		1,451,513

Real Estate Management & Development (0.0%):
292,000	AP One Channel Center Owner LP, Series 4814, 5.00%, 7/15/19(c)(d)(j)	292,000

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Specialty Retail (0.1%):
$ 304,147	Autobahn Tank & Rast Holding GmbH, 3.33%, 12/10/18(d)	$338,935
122,640	Autobahn Tank & Rast Holding GmbH, 3.52%, 12/10/19(d)	136,537

		475,472

Trading Companies & Distributors (0.1%):
585,000	Univar USA, Inc., 0.00%, 6/30/22(d)	573,206

Total Floating Rate Loans (Cost $12,205,588)		10,817,453

Corporate Bonds (3.7%):
Automobiles (0.1%):
620,000	General Motors Financial Co., Inc., 3.50%, 7/10/19	626,411

Banks (0.9%):
558,000	Bank of America Corp., 2.00%, 1/11/18, MTN	560,063
332,000	Bank of America Corp., 1.39%, 3/22/18, MTN(d)	333,901
385,000	Bank of America Corp., 2.60%, 1/15/19	388,912
365,000	Capital One Bank USA NA, Series BNKT, 2.15%, 11/21/18, Callable 10/21/18 @ 100	364,823
1,165,000	Citigroup, Inc., 1.80%, 2/5/18	1,163,869
298,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100(d)	289,246
799,000	Citigroup, Inc., Series O, 5.88%, 12/29/49, Callable 3/27/20 @ 100(d)	785,018
410,000	HSBC USA, Inc., 1.63%, 1/16/18	408,836
323,000	JPMorgan Chase & Co., 4.35%, 8/15/21	348,088
1,565,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 10/1/24 @ 100^(d)	1,554,827
778,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 5/1/23 @ 100, Perpetual Bond^(d)	733,514
361,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	403,467

		7,334,564

Biotechnology (0.1%):
849,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100	844,310

Capital Markets (0.3%):
176,000	Deutsche Bank Capital Funding Trust VII, 5.63%, 1/29/49(b)	175,560
395,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	420,117
662,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 5/10/19 @ 100(d)	659,518
695,000	Goldman Sachs Group, Inc. (The), Series M, 5.37%, 12/31/49, Callable 5/10/20 @ 100(d)	677,625

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 268,000	Morgan Stanley, Series G, 7.30%, 5/13/19	$312,925
489,000	Morgan Stanley, Series H, 5.45%, 7/29/49, Callable 7/15/19 @ 100(d)	481,425

		2,727,170

Communications Equipment (0.2%):
1,350,000	QUALCOMM, Inc., 3.00%, 5/20/22	1,331,134

Consumer Finance (0.3%):
578,000	Ally Financial, Inc., 2.75%, 1/30/17	573,601
431,000	Ally Financial, Inc., 3.50%, 1/27/19	424,401
430,000	American Express Co., Series C, 4.95%, 12/29/49, Callable 3/15/20 @ 100(d)	413,101
773,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	767,824
408,000	Ford Motor Credit Co. LLC, 2.38%, 1/16/18	408,457
255,000	Hyundai Capital America, 2.00%, 3/19/18(b)	253,907
198,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	200,025

		3,041,316

Diversified Financial Services (0.3%):
567,978	Delta Topco, Ltd., 10.00%, 11/24/60(a)(j)	569,227
307,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	354,063
600,000	General Electric Capital Corp., Series B, 6.25%, 12/29/49, Callable 12/15/22 @ 100(d)	651,000
460,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(d)	493,063

		2,067,353

Diversified Telecommunication Services (0.4%):
1,070,000	AT&T, Inc., 2.38%, 11/27/18	1,081,369
1,620,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	1,580,478
110,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	117,838

		2,779,685

Energy Equipment & Services (0.1%):
562,000	Pemex Project FDG Master TR, 5.75%, 3/1/18	594,849

Health Care Equipment & Supplies (0.1%):
870,000	Medtronic, Inc., 3.15%, 3/15/22	882,431

Internet Software & Services (0.0%):
266,000	eBay, Inc., 2.20%, 8/1/19, Callable 7/1/19 @ 100	262,711

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
IT Services (0.1%):
$ 130,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 11/9/15 @ 103.69	$132,600
263,000	Xerox Corp., 6.35%, 5/15/18	290,322

		422,922

Media (0.1%):
245,000	Cablevision Systems Corp., 5.88%, 9/15/22^	185,588
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(b)	211,250

		396,838

Oil, Gas & Consumable Fuels (0.1%):
399,000	Chesapeake Energy Corp., 3.54%, 4/15/19, Callable 11/6/15 @ 101^(d)	283,290
270,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23, Callable 1/15/23 @ 100	239,625

		522,915

Pharmaceuticals (0.2%):
475,000	Forest Laboratories, Inc., 4.38%, 2/1/19(b)	502,748
331,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(b)	359,063
513,000	Mylan, Inc., 2.55%, 3/28/19	505,431

		1,367,242

Real Estate Investment Trusts (REITs) (0.0%):
162,000	American Tower Corp., 3.40%, 2/15/19	166,759

Real Estate Management & Development (0.2%):
1,216,000	Global Logistic Properties, Ltd., 3.88%, 6/4/25(b)	1,179,571

Technology Hardware, Storage & Peripherals (0.2%):
1,645,000	Hewlett-Packard Co., 2.85%, 10/5/18, Callable 9/5/18 @ 100(b)	1,642,894

Total Corporate Bonds (Cost $28,485,804)		28,191,075

Foreign Bonds (9.9%):
Banks (0.2%):
610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 100+(d)	1,597,302

Metals & Mining (0.0%):
270,000	Constellium NV, 7.00%, 1/15/23, Callable 1/15/18 @ 105.25+(b)	264,718

Sovereign Bonds (9.7%):
6,743,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.99%, 1/1/21+(f)(g)	1,415,183
1,025,000	Buoni del Tesoro Poliennali, 2.50%, 12/1/24+	1,223,642
3,596,000	Buoni del Tesoro Poliennali, 1.50%, 6/1/25+	3,942,763

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 159,750,000	Government of Japan, Series 350, 0.10%, 3/15/17+	$1,333,390
3,738,000	Government of Poland, 5.75%, 10/25/21+	1,159,017
221,030,000	Hungary Government Bond, Series 25/B, 5.50%, 6/24/25+	927,259
24,694,000,000	Indonesia Government, Series FR69, 7.88%, 4/15/19+	1,601,240
2,862,000,000	Indonesia Government, Series FR70, 8.38%, 3/15/24+	180,608
160,000,000	Japan Treasury Discount Bill, Series 542, 0.00%, 10/5/15+(f)	1,333,877
290,000,000	Japan Treasury Discount Bill, Series 523, 0.00%, 10/13/15+(f)	2,417,621
240,000,000	Japan Treasury Discount Bill, Series 531, 0.00%, 11/10/15+	2,000,850
410,000,000	Japan Treasury Discount Bill, Series 551, 0.00%, 11/16/15+(f)	3,418,132
490,000,000	Japan Treasury Discount Bill, Series 553, 0.00%, 11/24/15+(f)	4,085,104
410,000,000	Japan Treasury Discount Bill, Series 554, 0.00%, 11/30/15+(f)	3,418,169
310,000,000	Japan Treasury Discount Bill, Series 537, 0.00%, 12/10/15+(f)	2,584,493
410,000,000	Japan Treasury Discount Bill, Series 559, 0.00%, 12/21/15+(f)	3,418,248
340,000,000	Japan Treasury Discount Bill, Series 543, 0.00%, 1/13/16+(f)	2,834,665
410,000,000	Japan Treasury Discount Bill, Series 549, 0.00%, 2/10/16+(f)	3,418,248
81,748,300	Mexican Bonos Desarr, Series M 20, 10.00%, 12/5/24+(d)(h)	6,161,051
324,651,200	Mexican Cetes, Series BI, 0.00%, 10/1/15+(h)	1,920,609
242,289,600	Mexican Cetes, Series BI, 0.00%, 10/15/15+(h)	1,431,702
162,147,200	Mexican Cetes, Series BI, 0.00%, 10/29/15+(h)	956,928
435,690,400	Mexican Cetes, Series BI, 0.00%, 11/12/15+(h)	2,567,919
81,068,000	Mexican Cetes, Series BI, 0.00%, 11/26/15+(h)	477,232
98,700,000	Mexican Cetes, Series BI, 0.00%, 12/10/15+(h)	580,362
123,424,300	Mexican Cetes, Series BI, 0.00%, 12/24/15+(h)	724,837
205,624,300	Mexican Cetes, Series BI, 0.00%, 1/7/16+(h)	1,206,067
123,424,300	Mexican Cetes, Series BI, 0.00%, 2/18/16+(h)	720,733
14,845,000	Nota do Tesouro Nacional, Series NTNF, 1.53%, 1/1/25+(f)(g)	2,834,313
7,599,000	Poland Government Bond, Series 1020, 5.25%, 10/25/20+	2,270,359
3,942,000	Poland Government Bond, Series 0725, 3.25%, 7/25/25+	1,073,715

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 6,326,633	United Kingdom Treasury, 2.25%, 9/7/23+(b)	$10,053,219

		73,691,555

Total Foreign Bonds (Cost $80,785,941)		75,553,575

Yankee Dollars (3.9%):
Banks (0.9%):
450,000	Banco Santander Chile SA, 2.21%, 6/7/18(b)(d)	453,375
1,222,000	BNP Paribas SA, 2.40%, 12/12/18	1,238,410
1,275,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100(d)	1,219,219
325,000	ING Groep NV, 6.00%, 12/31/49, Callable 4/16/20 @ 100^(d)	318,907
221,000	Intesa Sanpaolo SpA, 3.88%, 1/16/18	227,660
1,065,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19^	1,103,734
835,000	Itau Unibanco Holding SA, 2.85%, 5/26/18(b)	782,145
200,000	Lloyds Bank plc, 2.30%, 11/27/18	202,299
250,000	Rabobank Nederland, 3.95%, 11/9/22^	251,079
455,000	Standard Chartered plc, 6.50%, 12/31/49, Callable 4/2/20 @ 100^(b)(d)	422,531
460,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19	463,113
366,000	UBS AG Stamford CT, 2.38%, 8/14/19	367,570

		7,050,042

Capital Markets (0.6%):
2,490,000	Credit Suisse AG, Series 0004, 7.88%, 1/15/16(b)	2,487,285
400,000	CSG Guernsey I, Ltd., Registered Shares, 7.88%, 2/24/41, Callable 8/24/16 @ 100(b)(d)	411,880
475,000	Deutsche Bank AG, 1.88%, 2/13/18	473,689
495,000	UBS Group AG, 4.13%, 9/24/25(b)	492,406

		3,865,260

Diversified Financial Services (0.1%):
253,000	Export-Import Bank of Korea, 2.88%, 9/17/18	259,729
811,000	Export-Import Bank of Korea, 2.63%, 12/30/20^	819,493
368,000	Volkswagen International Finance NV, Registered Shares, 4.00%, 8/12/20(b)	365,240

		1,444,462

Diversified Telecommunication Services (0.2%):
568,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/16 @ 103.75	523,980

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Telecommunication Services, continued
$ 572,000	Telecom Italia SpA, 5.30%, 5/30/24(b)	$559,130

		1,083,110

Electric Utilities (0.0%):
85,000	Empresa Distribuidora Y Comercializadora Norte SA, 9.75%, 10/25/22, Callable 10/25/18 @ 104.88(b)	72,250

Industrial Conglomerates (0.1%):
400,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17(b)	410,217
400,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25^(b)	230,000

		640,217

Internet Software & Services (0.2%):
670,000	Alibaba Group Holding, Ltd., 3.13%, 11/28/21, Callable 9/28/21 @ 100(b)	643,422
313,000	Alibaba Group Holding, Ltd., 3.60%, 11/28/24, Callable 8/28/24 @ 100(b)	292,392

		935,814

Media (0.0%):
200,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(b)	199,750

Metals & Mining (0.0%):
355,000	First Quantum Minerals, Ltd., Registered Shares, 7.00%, 2/15/21, Callable 2/15/18 @ 103.5(b)	229,863

Oil, Gas & Consumable Fuels (0.7%):
1,142,000	Petrobras Global Finance BV, 2.43%, 1/15/19(d)	787,980
140,000	Petrobras Global Finance BV, 6.25%, 3/17/24	101,892
229,000	Petrobras International Finance Co., 5.38%, 1/27/21	166,598
750,000	Petroleos Mexicanos, 3.50%, 7/23/20^(b)	727,838
802,000	Petronas Capital, Ltd., 3.50%, 3/18/25(b)	763,627
469,000	YPF SA, 8.88%, 12/19/18(b)	452,585
1,615,000	YPF Sociedad Anonima, 8.50%, 7/28/25(b)	1,401,012

		4,401,532

Paper & Forest Products (0.1%):
989,000	TFS Corp., Ltd., 11.00%, 7/15/18, Callable 11/9/15 @ 108(b)	986,528

Pharmaceuticals (0.1%):
675,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100	675,591

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Real Estate Investment Trusts (REITs) (0.0%):
$ 316,000	Trust F/1401, 5.25%, 12/15/24^(b)	$323,110

Real Estate Management & Development (0.0%):
200,000	Sun Hung Kai Properties, Ltd., Series E, 4.50%, 2/14/22(b)	212,213

Road & Rail (0.0%):
530,018	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 10/22/15 @ 100(b)	291,510

Sovereign Bonds (0.9%):
388,000	City of Buenos Aires Agrentina, 8.95%, 2/19/21(b)	398,670
516,000	Federal Republic of Brazil, 6.00%, 1/17/17	536,124
1,437,451	Republic of Argentina, 0.35%, 5/7/24(f)	1,390,733
781,000	Republic of Colombia, 7.38%, 1/27/17	837,623
860,000	Republic of Hungary, 4.13%, 2/19/18^	893,325
818,000	Republic of Hungary, 6.38%, 3/29/21^	933,744
480,000	Republic of Indonesia, 6.88%, 1/17/18(b)	526,678
1,437,000	Republic of Turkey, 6.75%, 4/3/18	1,550,810
248,000	United Mexican States, 5.95%, 3/19/19	278,132

		7,345,839

Total Yankee Dollars (Cost $31,031,052)		29,757,091

U.S. Government Agency Mortgages (0.4%):
2,876,000	Federal National Mortgage Association, 3.00%, 10/25/44, TBA	2,914,646

Total U.S. Government Agency Mortgages (Cost $2,889,032)		2,914,646

U.S. Treasury Obligations (23.2%):
U.S. Treasury Bills (17.5%)
10,500,000	0.02%, 10/8/15(f)	10,500,032
2,000,000	0.02%, 10/15/15(f)	2,000,040
7,232,000	0.03%, 10/22/15(f)	7,232,072
11,000,000	0.05%, 10/29/15(f)	11,000,132
12,725,000	0.00%, 12/24/15(f)	12,725,445
10,000,000	0.19%, 2/11/16(f)	9,999,080
37,000,000	0.25%, 2/18/16(f)	36,996,595
16,000,000	0.20%, 2/25/16(f)	15,998,208
15,000,000	0.15%, 3/3/16(f)	14,998,320
5,000,000	0.19%, 3/10/16(f)	4,999,330
7,000,000	0.10%, 3/24/16(f)	6,998,425

		133,447,679

U.S. Treasury Notes (5.2%)
1,940,000	0.38%, 3/15/16(i)	1,941,946
513,000	2.13%, 8/15/21	524,178
3,296,500	1.75%, 3/31/22	3,304,656
4,236,100	1.88%, 8/31/22	4,271,954
9,387,200	2.25%, 11/15/24	9,562,722
2,455,200	2.00%, 2/15/25	2,445,610

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
$ 6,515,900	2.13%, 5/15/25	$6,555,100
10,292,700	2.00%, 8/15/25	10,238,293

		38,844,459

U.S. Treasury Inflation Index Notes (0.5%)
1,632,200	0.13%, 4/15/20	1,652,655
319,600	0.25%, 1/15/25	308,657
2,053,900	0.38%, 7/15/25	2,013,453

		3,974,765

Total U.S. Treasury Obligations (Cost $175,775,768)		176,266,903

Purchased Swaptions (0.1%):
Total Purchased Swaptions (Cost $567,845)		515,246

Collateralized Mortgage Obligation (0.1%):
459,000	Logistics UK, Class F, Series 2015-1A, 4.20%, 8/20/25(c)(d)	666,604

Total Collateralized Mortgage Obligation (Cost $687,032)		666,604

Purchased Options (0.5%):
Total Purchased Options (Cost $7,363,329)		4,066,893

Exchange Traded Funds (1.0%):
4,667	ETFS Platinum Trust (i)	410,043
5,528	ETFS Physical Palladium Shares (i)	348,043
121,576	iShares Gold Trust (i)	1,310,589
50,342	SPDR Gold Trust (i)	5,379,546

Total Exchange Traded Fund (Cost $9,025,880)		7,448,221

Securities Held as Collateral for Securities on Loan (5.8%):
$ 43,788,745	Allianz Variable Insurance Products Securities Lending Collateral Trust (k)	43,788,745

Total Securities Held as Collateral for Securities on Loan (Cost $43,788,745)		43,788,745

Unaffiliated Investment Company (0.5%):
3,970,424	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (f)	3,970,424

Total Unaffiliated Investment Company (Cost $3,970,424)		3,970,424

Total Investment Securities (Cost $843,481,707)(l) - 106.7%		812,293,862
Net other assets (liabilities) - (6.7)%		(51,063,188)

Net Assets - 100.0%		$761,230,674

Percentages indicated are based on net assets as of September 30, 2015.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts
TBA	-	To Be Announced Security

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $43,364,723.
#	All or a portion of the security has been pledged as collateral for open derivative positions.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 1.16% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 0.77% of the net assets of the Fund.
(d)	Variable rate security. The rate presented represents the rate in effect at September 30, 2015. The date presented represents the final maturity date.
(e)	Defaulted bond.
(f)	The rate represents the effective yield at September 30, 2015.
(g)	Principal amount is stated in 1,000 Brazilian Real Units.
(h)	Principal amount is stated in 100 Mexican Peso Units.
(i)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).
(j)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2015. The total of all such securities represent 1.59% of the net assets of the fund.
(k)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(l)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
Argentina	0.5%
Australia	0.2%
Belgium	0.1%
Bermuda	—	%NM
Brazil	0.8%
Canada	1.0%
Cayman Islands	0.4%
Chile	0.1%
China	0.3%
Colombia	0.1%
Cyprus	—	%NM
Denmark	—	%NM
European Community	0.1%
France	1.9%
Germany	0.7%
Guernsey	0.1%
Hong Kong	0.9%
Hungary	0.3%
India	0.3%
Indonesia	0.3%
Ireland (Republic of)	1.0%
Israel	0.6%
Italy	1.3%
Japan	11.7%
Jersey	0.3%
Kazakhstan	—	%NM
Korea, Republic Of	0.3%
Luxembourg	0.2%
Malaysia	0.3%
Mexico	2.5%
Netherlands	1.5%
Norway	0.3%
Poland	0.6%
Portugal	0.1%
Republic of Korea (South)	0.3%
Singapore	0 .9%
South Africa	—	%NM
Spain	0.4%
Sweden	0.1%
Switzerland	1.3%
Taiwan	0.1%
Thailand	0.1%
Turkey	0.2%
United Arab Emirates	0.2%
United Kingdom	5.0%
United States	62.6%

	100.0%

NM    Not meaningful, amount is less than 0.05%.

Continued

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Securities Sold Short (-0.3%):

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Aeon Co., Ltd.	$(233,752)	$(255,336)	$(21,584)
ConocoPhillips	(640,095)	(622,521)	17,574
Franklin Resources, Inc.	(151,533)	(151,015)	518
Reckitt Benckiser Group plc	(160,051)	(153,014)	7,037
T. Rowe Price Group, Inc.	(153,282)	(154,846)	(1,564)
Waddell & Reed Financial, Inc.	(300,945)	(289,947)	10,998
Walt Disney Co. (The)	(403,780)	(381,717)	22,063

	$(2,043,438)	$(2,008,396)	$35,042

Futures Contracts

Cash of $2,426,430 has been segregated to cover margin requirements for the following open contracts as of September 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini MSCI Emerging Markets Index December Futures (U.S. Dollar)	Short	12/18/15	(88)	(3,480,840)	$34,224
Russell 2000 Mini Index December Futures (U.S. Dollar)	Short	12/18/15	(50)	(5,479,500)	249,169
CAC 40 10 Euro December Futures (Euro)	Short	12/18/15	(3)	(148,942)	3,790
S&P 500 Index E-Mini December Futures (U.S. Dollar)	Short	12/18/15	(199)	(18,991,565)	351,977
Tokyo Price Index December Futures (Japanese Yen)	Long	12/10/15	3	353,022	4,261
DJ EURO STOXX 50 December Futures (Euro)	Long	12/18/15	143	4,938,638	(126,241)
FTSE 100 Index December Futures (British Pounds).	Long	12/18/15	1	91,029	(2,017)
ASX SPI 200 Index December Futures (Australian Dollar)	Long	12/17/15	1	87,835	(735)
NIKKEI 225 Index December Futures (Japanese Yen)	Long	12/10/15	3	218,779	4,125
German Stock Index December Futures (Euro)	Long	12/18/15	1	269,815	(13,857)
EURO STOXX 600 Index December Futures (Euro)	Long	12/18/15	142	2,748,740	(32,207)
NASDAQ 100 E-Mini December Futures (U.S. Dollar)	Long	12/18/15	6	499,560	(14,554)

Total					$457,935

Option Contracts

Over-the-counter options purchased as of September 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Abbott Laboratories	Citigroup Global Markets	Call	USD	49.00	01/15/16	39,100	$8,324
Activision Blizzard, Inc.	Deutsche Bank	Call	USD	19.00	01/15/16	40,927	494,678
Bank of America Corp.	Goldman Sachs	Call	USD	16.50	01/15/16	109,500	62,265
Bank of New York Mellon Corp. (The)	Deutsche Bank	Call	USD	46.00	05/20/16	59,789	47,470
Baxter International, Inc.	Goldman Sachs	Call	USD	72.75	03/18/16	15,855	—
Citigroup, Inc.	Goldman Sachs	Call	USD	50.50	01/15/16	50,800	132,547
Delta Air Lines, Inc.	Morgan Stanley	Call	USD	47.50	12/18/15	2,102	3,924
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3500.00	03/16/18	424	79,900
Euro Stoxx 50 Index	Morgan Stanley	Call	EUR	3450.00	03/20/17	495	74,907
Euro Stoxx 50 Index	UBS Warburg	Call	EUR	3600.00	06/15/18	206	32,823
Euro Stoxx 50 Index	Citigroup Global Markets	Call	EUR	3500.00	06/16/17	462	61,998
Euro Stoxx 50 Index	Bank of America	Call	EUR	3600.00	09/15/17	477	60,622
Euro Stoxx 50 Index	Deutsche Bank	Call	EUR	3426.55	09/21/18	225	50,141
Euro Stoxx 50 Index	Barclays Bank	Call	EUR	3500.00	12/15/17	488	82,449
Freeport-McMoRan, Inc.	Deutsche Bank	Call	USD	12.00	10/22/15	44,306	19,541

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

General Electric Co.	Deutsche Bank	Call	USD	28.50	01/15/16	79,276	$16,612
Gilead Sciences, Inc.	Citigroup Global Markets	Call	USD	95.00	01/15/16	7,700	74,819
Gilead Sciences, Inc.	Deutsche Bank	Call	USD	99.00	05/20/16	8,091	85,915
Goldman Sachs Group, Inc.	Deutsche Bank	Call	USD	220.00	01/15/16	5,500	2,522
Goldman Sachs Group, Inc.	Deutsche Bank	Call	USD	220.00	05/20/16	14,300	21,804
Ingersoll-Rand plc	Morgan Stanley	Call	USD	63.50	01/15/16	13,291	2,639
International Business Machines Corp.	Barclays Bank	Call	USD	182.00	01/15/16	7,500	1,656
International Business Machines Corp.	Deutsche Bank	Call	USD	182.00	01/15/16	7,500	1,656
Johnson & Johnson	Goldman Sachs	Call	USD	103.00	04/15/16	79,556	146,457
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	59.00	01/15/16	39,100	169,135
KeyCorp	Deutsche Bank	Call	USD	15.75	05/20/16	79,719	29,846
Merck & Co., Inc.	Goldman Sachs	Call	USD	59.00	01/15/16	78,450	24,342
MetLife, Inc.	Goldman Sachs	Call	USD	57.50	01/15/16	60,533	20,027
Morgan Stanley	Deutsche Bank	Call	USD	40.75	05/20/16	59,789	19,897
MS Japan Custom Index	Morgan Stanley	Call	JPY	131.28	12/11/15	1,352,770	98,763
MS Japan Custom Index	Morgan Stanley	Call	JPY	139.99	12/11/15	349,532	14,838
Nikkei 225	Goldman Sachs	Call	JPY	21968.28	03/09/18	16,713	106,187
Pfizer, Inc.	Citigroup Global Markets	Call	USD	33.00	01/15/16	151,299	154,481
Prudential Financial, Inc.	Citigroup Global Markets	Call	USD	90.00	01/15/16	46,970	32,696
S&P 500 Index	Morgan Stanley	Call	USD	2025.00	10/30/15	1,941	9,986
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	355.61	03/17/17	4,134	105,364
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	372.06	09/15/17	3,057	58,101
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	415.00	09/16/16	5,195	18,901
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	400.00	12/16/16	8,646	66,970
SunTrust Banks, Inc.	Deutsche Bank	Call	USD	45.50	05/20/16	59,800	42,849
Taiwan Stock Exchange	Citigroup Global Markets	Call	TWD	9000.77	9/22/16	6,700	42,108
Taiwan Stock Exchange Weighted Index	Citigroup Global Markets	Call	TWD	9483.14	09/21/16	6,239	21,603
Taiwan Stock Exchange Weighted Index	Goldman Sachs	Call	TWD	9677.00	12/21/16	6,300	25,368
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Call	USD	63.50	05/20/16	15,900	37,642
Tokyo Stock Exchange Index	Citigroup Global Markets	Call	JPY	1675.00	06/10/16	254,440	49,145
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	JPY	1675.00	06/10/16	135,033	26,082
Tokyo Stock Exchange Price Index	Bank of America	Call	JPY	1525.00	12/11/15	135,475	29,757
Tokyo Stock Exchange Tokyo Price Index	Citigroup Global Markets	Call	JPY	1690.00	03/11/16	402,508	41,258
Tokyo Stock Exchange Tokyo Price Index	Citigroup Global Markets	Call	JPY	1685.00	12/11/15	278,384	9,109
United Continental Holdings, Inc.	Morgan Stanley	Call	USD	61.50	12/18/15	970	1,140
Wells Fargo & Co.	Goldman Sachs	Call	USD	60.00	01/15/16	18,400	4,630
Wells Fargo & Co.	Deutsche Bank	Call	USD	59.00	05/20/16	59,789	47,847
Gentex Corp.	UBS Warburg	Put	USD	15.00	03/21/16	4,097	4,175
Ibovespa Brasil Sao Paulo Index	BNP Paribas	Put	BRL	46600.00	02/17/16	42	37,316
Ibovespa Brasil Sao Paulo Index	Morgan Stanley	Put	BRL	47000.00	02/17/16	48	44,748
Ibovespa Brasil Sao Paulo Index	Morgan Stanley	Put	USD	15.00	03/18/16	16,065	16,371
Ibovespa Brasil Sao Paulo Index	Bank of America	Put	BRL	49122.00	08/17/16	44	53,203
Ibovespa Brasil Sao Paulo Index	Bank of America	Put	BRL	51369.43	08/17/16	101	146,471
Ibovespa Brasil Sao Paulo Index	Goldman Sachs	Put	BRL	51370.00	08/17/16	34	49,310
Russell 2000 Index	Bank of America	Put	USD	1130.00	10/16/15	5,820	225,225
S&P 500 Index	Credit Suisse First Boston	Put	USD	1920.00	10/16/15	4,043	152,025
S&P 500 Index	BNP Paribas	Put	USD	1925.00	10/16/15	1,905	76,098

Total							$3,678,683

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Over-the-counter options written as of September 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Abbott Laboratories	Citigroup Global Markets	Call	USD	55.00	01/15/16	39,100	$(1,904)
Activision Blizzard, Inc.	Deutsche Bank	Call	USD	24.00	01/15/16	40,927	(302,765)
Bank of America Corp.	Goldman Sachs	Call	USD	19.00	01/15/16	109,500	(12,941)
Bank of New York Mellon Corp. (The)	Deutsche Bank	Call	USD	51.25	05/20/16	59,789	(20,354)
Baxter International, Inc.	Goldman Sachs	Call	USD	82.00	03/18/16	15,855	—
Citigroup, Inc.	Goldman Sachs	Call	USD	57.50	01/15/16	50,800	(28,906)
Delta Air Lines, Inc.	Morgan Stanley	Call	USD	54.00	12/18/15	2,102	(937)
Freeport-McMoRan, Inc.	Deutsche Bank	Call	USD	15.00	10/22/15	44,306	(7,053)
Gilead Sciences, Inc.	Deutsche Bank	Call	USD	107.50	05/20/16	8,091	(56,661)
Goldman Sachs Group, Inc.	Deutsche Bank	Call	USD	245.00	05/20/16	14,300	(7,266)
Ibovespa Brasil Sao Paulo Index	BNP Paribas	Call	BRL	51000.00	02/17/16	42	(21,132)
Ibovespa Brasil Sao Paulo Index	Morgan Stanley	Call	BRL	51500.00	02/17/16	48	(22,156)
Ibovespa Brasil Sao Paulo Index	Bank of America	Call	BRL	60785.00	08/17/16	44	(17,077)
Ibovespa Brasil Sao Paulo Index	Goldman Sachs	Call	BRL	63000.00	08/17/16	34	(9,873)
Ibovespa Brasil Sao Paulo Index	Bank of America	Call	BRL	63004.60	08/17/16	101	(29,311)
Johnson & Johnson	Goldman Sachs	Call	USD	113.00	04/15/16	19,889	(11,126)
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	66.00	01/15/16	39,100	(46,233)
KeyCorp	Deutsche Bank	Call	USD	17.90	05/20/16	79,719	(15,994)
Merck & Co., Inc.	Goldman Sachs	Call	USD	65.00	01/15/16	78,450	(7,271)
MetLife, Inc.	Goldman Sachs	Call	USD	67.50	01/15/16	60,533	(4,491)
Morgan Stanley	Deutsche Bank	Call	USD	46.00	05/20/16	59,789	(6,022)
Pfizer, Inc.	Citigroup Global Markets	Call	USD	37.50	01/15/16	151,300	(32,373)
Prudential Financial, Inc.	Citigroup Global Markets	Call	USD	105.00	01/15/16	46,970	(5,941)
SunTrust Banks, Inc.	Deutsche Bank	Call	USD	51.75	05/20/16	59,800	(13,809)
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Call	USD	73.00	05/20/16	15,900	(12,527)
Tokyo Stock Exchange Tokyo Price	Citigroup Global Markets	Call	JPY	1800.00	12/11/15	278,384	(2,975)
United Continental Holdings, Inc.	Citigroup Global Markets	Call	USD	60.00	01/15/16	7,117	(14,329)
United Continental Holdings, Inc.	Morgan Stanley	Call	USD	70.00	12/18/15	970	(267)
Valeant Pharmaceuticals International, Inc.	Barclays Bank	Call	USD	240.00	01/15/16	1,200	(6,253)
Wells Fargo & Co.	Deutsche Bank	Call	USD	66.00	05/20/16	59,789	(12,160)
Delta Air Lines, Inc.	Morgan Stanley	Put	USD	43.00	12/18/15	2,102	(4,766)
Euro Stoxx 50 Index	Deutsche Bank	Put	EUR	2586.07	09/21/18	225	(77,153)
General Electric Co.	Deutsche Bank	Put	USD	23.00	03/21/14	16,188	(14,661)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Gilead Sciences, Inc.	Deutsche Bank	Put	USD	90.00	05/20/16	8,091	$(62,333)
Ingersoll-Rand plc	Morgan Stanley	Put	USD	56.00	01/15/16	13,291	(88,514)
MS Japan Custom Index	Morgan Stanley	Put	JPY	128.68	12/11/15	1,352,770	(99,703)
MS Japan Custom Index	Morgan Stanley	Put	JPY	137.22	12/11/15	349,532	(38,861)
Mylan NV	Barclays Bank	Put	USD	60.00	01/15/16	6,018	(123,210)
Nikkei 225	Goldman Sachs	Put	JPY	17974.04	03/09/18	16,713	(396,757)
Russell 2000 Index	Bank of America	Put	USD	1025.00	10/16/15	5,820	(22,392)
S&P 500 Index	Credit Suisse First Boston	Put	USD	1790.00	10/16/15	4,043	(25,787)
S&P 500 Index	BNP Paribas	Put	USD	1800.00	10/16/15	1,905	(14,042)
Taiwan Stock Exchange	Citigroup Global Markets	Put	TWD	8100.70	09/21/16	6,700	(141,126)
Taiwan Stock Exchange Weighted Index	Citigroup Global Markets	Put	TWD	8691.29	09/21/16	6,239	(197,229)
Taiwan Stock Exchange Weighted Index	Goldman Sachs	Put	TWD	8868.97	12/21/16	6,300	(238,670)
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Put	USD	55.00	05/20/16	15,900	(76,779)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	JPY	1450.00	06/10/16	135,033	(149,701)
Tokyo Stock Exchange Price Index	Citigroup Global Markets	Put	JPY	1475.00	06/10/16	127,220	(156,666)
Tokyo Stock Exchange Price Index	Bank of America	Put	JPY	1525.00	12/11/15	135,475	(153,692)
Tokyo Stock Exchange Tokyo Price Index	Citigroup Global Markets	Put	JPY	1485.00	03/11/16	402,508	(443,629)
Tokyo Stock Exchange Tokyo Price Index	Citigroup Global Markets	Put	JPY	1535.00	12/11/15	278,384	(333,711)
Tokyo Stock Price Index	Citigroup Global Markets	Put	JPY	1500.00	06/10/16	127,220	(173,362)
Twitter, Inc.	Citigroup Global Markets	Put	USD	30.00	01/15/16	13,679	(68,645)
United Continental Holdings, Inc.	Morgan Stanley	Put	USD	55.00	12/18/15	970	(4,905)

Total							$(3,836,401)

Exchange-traded options purchased as of September 30, 2015 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Amazon.com, Inc.	Call	USD	490.00	10/16/15	2	$5,890
Goodyear Tire & Rubber Co.	Call	USD	31.00	10/16/15	19	475
Salesforce.com, Inc.	Call	USD	70.00	12/18/15	6	2,715
Salesforce.com, Inc.	Call	USD	72.50	12/18/15	10	3,375
SPDR Gold Shares(a)	Call	USD	111.00	01/15/16	306	74,511
SPDR Gold Shares(a)	Call	USD	113.00	03/18/16	226	68,478
SPDR Gold Shares(a)	Call	USD	114.00	03/18/16	390	108,030
SPDR Gold Shares(a)	Call	USD	110.00	12/31/15	428	103,576

Total						$367,050

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Exchange-traded options written as of September 30, 2015 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Aetna, Inc.	Call	USD	130.00	10/16/15	8	$(104)
Amazon.com, Inc.	Call	USD	540.00	10/16/15	2	(885)
Philip Morris International, Inc.	Call	USD	85.00	12/18/15	49	(3,994)
Salesforce.com, Inc.	Call	USD	80.00	12/18/15	16	(1,936)
Goodyear Tire & Rubber Co.	Put	USD	28.00	10/16/15	19	(855)
Google, Inc.	Put	USD	615.00	10/16/15	1	(2,335)
Google, Inc.	Put	USD	600.00	12/18/15	2	(4,010)
Molson Coors Brewing Co.	Put	USD	65.00	01/15/16	24	(3,240)
Salesforce.com, Inc.	Put	USD	67.50	12/18/15	16	(6,160)

Total						$(23,519)

Exchange-traded currency options purchased as of September 30, 2015 were as follows:

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Fair Value
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	125.00	11/03/15	809,280	$1,150
Japanese Yen Call Currency Option (USD/JPY)	Credit Suisse First Boston	125.00	11/03/15	809,280	1,150
Japanese Yen Call Currency Option (USD/JPY)	Credit Suisse First Boston	125.00	11/03/15	809,280	1,150
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	125.00	11/03/15	805,037	1,144
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	125.00	11/03/15	809,280	1,150
Japanese Yen Call Currency Option (USD/JPY)	Credit Suisse First Boston	125.00	11/19/15	809,280	2,299
Japanese Yen Call Currency Option (USD/JPY)	Credit Suisse First Boston	125.00	11/19/15	809,280	2,299
Japanese Yen Call Currency Option (USD/JPY)	Credit Suisse First Boston	123.00	11/25/15	809,280	5,409
Japanese Yen Call Currency Option (USD/JPY)	Credit Suisse First Boston	123.00	11/25/15	809,280	5,409

Total					$21,160

Over-the-counter interest rate swaptions purchased as of September 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.00	11/20/15	24,630,000	$219,098
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.45	11/24/15	49,300,000	278,188
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	300,000,000	4,309
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	138,824,000	1,994
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.25	08/01/16	193,770,000	7,534
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.07	04/04/18	100,698,000	4,123

Total							$515,246

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Over-the-counter interest rate swaptions written as of September 30, 2015 were as follows:

Description	Counterparty	Put/ Call		Exercise Rate	Expiration Date	Notional Amount	Market Value
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.25	11/24/15	49,300,000	$(92,305)

Total							$(92,305)

Forward Currency Contracts

At September 30, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Morgan Stanley	10/29/15	657,000	$460,902	$460,268	$634
Brazilian Real	BNP Paribas	10/1/15	2,859,130	802,000	721,292	80,708
Brazilian Real	Deutsche Bank	10/15/15	2,860,990	798,000	717,987	80,013
Brazilian Real	BNP Paribas	10/16/15	5,236,000	1,449,052	1,313,552	135,500
Brazilian Real	Deutsche Bank	10/16/15	1,429,000	395,232	358,492	36,740
Brazilian Real	Morgan Stanley	10/16/15	4,848,000	1,340,893	1,216,215	124,678
Brazilian Real	BNP Paribas	11/13/15	2,848,000	696,247	707,348	(11,101)
Chilean Peso	Goldman Sachs	12/11/15	540,252,500	775,000	771,282	3,718
Chinese Renminbi	JPMorgan Chase	11/27/15	12,566,000	1,912,761	1,968,000	(55,239)
European Euro	Credit Suisse First Boston	10/30/15	1,141,000	1,279,266	1,275,416	3,850
Indian Rupee	Credit Suisse First Boston	12/18/15	89,750,618	1,340,922	1,347,925	(7,003)
Indonesian Rupiah	JPMorgan Chase	10/23/15	11,203,049,000	770,499	760,015	10,484
Indonesian Rupiah	Credit Suisse First Boston	10/30/15	10,488,841,000	725,620	710,145	15,475
Indonesian Rupiah	Credit Suisse First Boston	11/18/15	11,253,840,000	780,000	753,118	26,882
Japanese Yen	BNP Paribas	10/1/15	212,524,000	1,703,218	1,771,772	(68,554)
Japanese Yen	JPMorgan Chase	10/1/15	388,428,000	3,105,747	3,238,249	(132,502)
Japanese Yen	Credit Suisse First Boston	10/2/15	211,161,000	1,687,938	1,760,409	(72,471)
Japanese Yen	HSBC Bank	10/5/15	160,000,000	1,302,433	1,333,976	(31,543)
Japanese Yen	Morgan Stanley	10/8/15	172,062,000	1,388,952	1,434,596	(45,644)
Japanese Yen	JPMorgan Chase	10/9/15	323,982,000	2,691,395	2,701,290	(9,895)
Japanese Yen	JPMorgan Chase	10/13/15	290,000,000	2,416,908	2,418,081	(1,173)
Japanese Yen	BNP Paribas	10/15/15	229,110,000	1,916,629	1,910,417	6,212
Japanese Yen	BNP Paribas	10/29/15	178,728,000	1,478,725	1,490,581	(11,856)
Japanese Yen	Morgan Stanley	11/5/15	204,135,000	1,702,132	1,702,624	(492)
Japanese Yen	HSBC Bank	11/6/15	165,718,000	1,378,909	1,382,217	(3,308)
Japanese Yen	BNP Paribas	11/10/15	240,000,000	2,004,611	2,001,888	2,723
Japanese Yen	BNP Paribas	11/13/15	214,097,000	1,787,739	1,785,892	1,847
Japanese Yen	HSBC Bank	11/16/15	410,000,000	3,301,127	3,420,148	(119,021)
Japanese Yen	Credit Suisse First Boston	11/20/15	212,267,000	1,771,845	1,770,783	1,062
Japanese Yen	BNP Paribas	11/24/15	490,000,000	4,090,560	4,087,905	2,655
Japanese Yen	HSBC Bank	11/30/15	410,000,000	3,404,190	3,420,846	(16,656)
Japanese Yen	Credit Suisse First Boston	12/10/15	310,000,000	2,530,530	2,587,557	(57,027)
Japanese Yen	Deutsche Bank	12/21/15	410,000,000	3,397,978	3,423,802	(25,824)
Japanese Yen	Morgan Stanley	1/13/16	340,000,000	2,780,913	2,841,120	(60,207)
Japanese Yen	Deutsche Bank	2/10/16	410,000,000	3,313,145	3,428,168	(115,023)
Korean Won	Credit Suisse First Boston	10/27/15	1,746,403,000	1,626,074	1,472,572	153,502
Korean Won	Deutsche Bank	10/27/15	2,122,389,000	1,971,564	1,789,605	181,959
Korean Won	Morgan Stanley	12/11/15	2,227,666,000	1,857,472	1,878,016	(20,544)
Malaysian Ringgit	Credit Suisse First Boston	12/3/15	3,332,820	793,000	755,559	37,441
Mexican Peso	Deutsche Bank	10/1/15	16,400,000	1,063,844	970,288	93,556
Mexican Peso	JPMorgan Chase	10/1/15	16,065,120	1,052,933	950,475	102,458
Mexican Peso	BNPBNP Paribas	10/2/15	11,672,000	712,468	690,561	21,907
Mexican Peso	Deutsche Bank	10/2/15	11,817,000	720,571	699,140	21,431
Mexican Peso	Deutsche Bank	10/15/15	24,228,960	1,555,382	1,431,648	123,734
Mexican Peso	Credit Suisse First Boston	10/29/15	16,214,820	1,022,501	956,962	65,539
Mexican Peso	Credit Suisse First Boston	11/5/15	23,466,000	1,384,858	1,384,165	693

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Mexican Peso	Deutsche Bank	11/12/15	35,369,040	$2,293,563	$2,085,173	$208,390
Mexican Peso	JPMorgan Chase	11/12/15	8,200,000	483,896	483,429	467
Mexican Peso	Deutsche Bank	11/19/15	11,798,000	694,061	695,180	(1,119)
Mexican Peso	BNP Paribas	11/20/15	11,786,000	693,416	694,420	(1,004)
Mexican Peso	Credit Suisse First Boston	11/27/15	8,106,800	510,093	477,392	32,701
Mexican Peso	HSBC Bank	12/10/15	9,870,000	574,890	580,620	(5,730)
Mexican Peso	Morgan Stanley	12/24/15	12,342,430	725,471	725,244	227
Mexican Peso	HSBC Bank	1/7/16	8,220,000	477,643	482,460	(4,817)
Mexican Peso	Morgan Stanley	1/7/16	12,342,430	725,108	724,420	688
Mexican Peso	BNP Paribas	2/18/16	12,314,140	719,734	720,290	(556)
Singapore Dollar	HSBC Bank	10/9/15	2,229,000	1,586,872	1,566,366	20,506
Singapore Dollar	Morgan Stanley	11/6/15	1,116,000	780,837	783,619	(2,782)
Taiwanese Dollar	Credit Suisse First Boston	10/2/15	12,802,050	405,000	388,943	16,057
Taiwanese Dollar	Credit Suisse First Boston	11/13/15	12,794,000	383,513	388,783	(5,270)

				$87,496,782	$86,768,706	$728,076

Long Contracts:
European Euro	Deutsche Bank	10/15/15	1,305,000	$1,493,484	$1,458,410	$(35,074)
European Euro	Credit Suisse First Boston	10/16/15	2,195,000	2,423,126	2,453,071	29,945
European Euro	JPMorgan Chase	10/16/15	1,513,000	1,670,715	1,690,887	20,172
European Euro	Credit Suisse First Boston	10/30/15	1,141,000	1,284,435	1,275,416	(9,019)
Indian Rupee	Credit Suisse First Boston	12/18/15	89,750,618	1,371,076	1,347,925	(23,151)

				$8,242,836	$8,225,709	$(17,127)

Centrally Cleared Credit Default Swap Agreements - Sell Protection(b)

At September 30, 2015, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at September 30, 2015 (%)(c)	Notional Amount ($)(d)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 24	JPMorgan Chase	6/20/20	0.89	4,296,000	1.00	23,534	61,859	(38,325)
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 25	JPMorgan Chase	12/20/20	0.93	1,640,000	1.00	6,038	13,977	(7,939)
iTraxx Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 23	JPMorgan Chase	6/20/20	3.86	1,194,469	5.00	63,938	92,923	(28,985)

						93,510	168,759	(75,249)

Over-the-Counter Credit Default Swap Agreements - Sell Protection(b)

At September 30, 2015, the Fund’s open over-the-counter credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at September 30, 2015 (%)(c)	Notional Amount ($)(d)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
iTraxx Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 24	JPMorgan Chase	12/20/20	3.72	4,956,000	5.00	326,806	387,367	(60,561)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Over-the-Counter Interest Rate Swap Agreements

At September 30, 2015, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)		Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	1.230	3/15/17	Bank of America	1,597,500	JPY	(5,639)	(5,639)
Pay	3-Month U.S. Dollar LIBOR BBA	2.057	3/17/20	Deutsche Bank	2,463,000	PLN	3,441	3,441
Pay	3-Month U.S. Dollar LIBOR BBA	2.050	3/19/20	Deutsche Bank	821,000	PLN	1,083	1,083

							(1,115)	(1,115)

Centrally Cleared Interest Rate Swap Agreements

At September 30, 2015, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)		Upfront Premiums Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	0.745	3/11/17	JPMorgan Chase	5,833,000	USD	78	(12,085)	(12,163)
Pay	3-Month U.S. Dollar LIBOR BBA	1.029	3/11/17	JPMorgan Chase	20,300,000	USD	181	(129,270)	(129,451)
Pay	3-Month U.S. Dollar LIBOR BBA	0.768	4/7/17	JPMorgan Chase	10,330,000	USD	138	(23,853)	(23,991)
Pay	3-Month U.S. Dollar LIBOR BBA	1.081	4/7/17	JPMorgan Chase	39,600,000	USD	367	(448,886)	(449,253)
Pay	3-Month U.S. Dollar LIBOR BBA	1.878	3/11/20	JPMorgan Chase	7,990,000	USD	104	207,465	207,361
Pay	3-Month U.S. Dollar LIBOR BBA	1.952	9/11/22	JPMorgan Chase	4,110,000	USD	65	(70,358)	(70,424)
Pay	3-Month U.S. Dollar LIBOR BBA	2.705	9/28/23	JPMorgan Chase	16,430,000	USD	224	44,626	44,402
Pay	3-Month U.S. Dollar LIBOR BBA	2.220	4/7/25	JPMorgan Chase	8,590,000	USD	141	267,938	267,797
Pay	3-Month U.S. Dollar LIBOR BBA	2.276	4/7/25	JPMorgan Chase	90,000	USD	2	2,431	2,429
Pay	3-Month U.S. Dollar LIBOR BBA	2.990	9/17/25	JPMorgan Chase	4,107,500	USD	61	52,495	52,434
Pay	3-Month U.S. Dollar LIBOR BBA	3.045	9/17/25	JPMorgan Chase	4,107,500	USD	61	62,491	62,429
Pay	3-Month U.S. Dollar LIBOR BBA	3.031	9/18/25	JPMorgan Chase	7,066,241	USD	106	103,008	102,904

								56,002	54,474

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Total Return Swaps at September 30, 2015

Pay/ Receive	Reference Entity	Expiration Date	Counterparty	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	179,040	USD	$(16,800)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/15/17	BNP Paribas SA	357,346	USD	(30,296)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/15/17	BNP Paribas SA	365,440	USD	(27,840)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	363,120	USD	(38,640)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Parisbas SA	192,100	USD	(19,720)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/16	BNP Paribas SA	26,350,000	JPY	53,439
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/16	BNP Paribas SA	26,800,000	JPY	49,687
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	25,515,000	JPY	59,275
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	27,850,000	JPY	70,029
Pay	PT Siloam International Hospitals Tbk	2/11/16	Credit Suisse First Boston	175,702	USD	(23,349)

						$75,785

(a)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).
(b)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(c)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(d)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL Boston Company Research Growth Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (97.6%):
Aerospace & Defense (5.0%):
67,338	Honeywell International, Inc.	$6,376,235
42,908	Raytheon Co.	4,688,128
37,182	United Technologies Corp.	3,308,826

		14,373,189

Air Freight & Logistics (1.1%):
22,965	FedEx Corp.	3,306,501

Auto Components (0.9%):
32,354	Delphi Automotive plc	2,460,198

Automobiles (1.0%):
11,327	Tesla Motors, Inc. *	2,813,627

Beverages (3.8%):
33,375	Molson Coors Brewing Co., Class B	2,770,793
86,907	PepsiCo, Inc.	8,195,330

		10,966,123

Biotechnology (6.7%):
82,861	AbbVie, Inc.	4,508,467
20,606	Alexion Pharmaceuticals, Inc. *	3,222,572
18,315	Biogen Idec, Inc. *	5,344,500
6,988	Regeneron Pharmaceuticals, Inc. *	3,250,398
29,486	Vertex Pharmaceuticals, Inc. *	3,070,672

		19,396,609

Capital Markets (1.9%):
22,583	Ameriprise Financial, Inc.	2,464,483
9,948	BlackRock, Inc., Class A	2,959,231

		5,423,714

Chemicals (0.9%):
62,051	Dow Chemical Co. (The)	2,630,962

Communications Equipment (1.3%):
144,843	Cisco Systems, Inc.	3,802,129

Construction Materials (1.4%):
25,693	Martin Marietta Materials, Inc.	3,904,052

Diversified Financial Services (1.4%):
17,425	IntercontinentalExchange, Inc.	4,094,701

Diversified Telecommunication Services (2.1%):
137,648	Verizon Communications, Inc.	5,989,064

Energy Equipment & Services (1.0%):
41,939	Schlumberger, Ltd.	2,892,533

Food & Staples Retailing (1.9%):
56,286	CVS Health Corp.	5,430,473

Food Products (3.9%):
63,592	Archer-Daniels-Midland Co.	2,635,888
96,575	ConAgra Foods, Inc.	3,912,253
115,750	Mondelez International, Inc., Class A	4,846,453

		11,394,594

Health Care Equipment & Supplies (1.0%):
175,946	Boston Scientific Corp. *	2,887,274

Health Care Providers & Services (3.2%):
45,821	Cardinal Health, Inc.	3,519,969
49,193	UnitedHealth Group, Inc.	5,706,880

		9,226,849

Health Care Technology (1.0%):
48,857	Cerner Corp. *	2,929,466

Hotels, Restaurants & Leisure (1.8%):
52,746	McDonald’s Corp.	5,197,063

Industrial Conglomerates (1.6%):
52,579	Danaher Corp.	4,480,257

Insurance (1.2%):
67,890	Marsh & McLennan Cos., Inc.	3,545,216

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail (4.8%):
16,418	Amazon.com, Inc. *	$8,404,210
4,349	Priceline Group, Inc. (The) *	5,379,104

		13,783,314

Internet Software & Services (10.0%):
49,324	Akamai Technologies, Inc. *	3,406,315
104,392	Facebook, Inc., Class A *	9,384,840
11,510	Google, Inc., Class A *	7,002,914
10,134	Google, Inc., Class A *	6,469,242
13,146	LinkedIn Corp., Class A *	2,499,449

		28,762,760

IT Services (4.2%):
56,758	Cognizant Technology Solutions Corp., Class A *	3,553,618
121,363	Visa, Inc., Class A	8,454,147

		12,007,765

Life Sciences Tools & Services (1.0%):
16,463	Illumina, Inc. *	2,894,525

Media (4.8%):
37,349	AMC Networks, Inc., Class A *	2,732,826
64,065	CBS Corp., Class B	2,556,194
93,339	Comcast Corp., Class A	5,309,123
177,296	Interpublic Group of Cos., Inc. (The)	3,391,673

		13,989,816

Multiline Retail (1.1%):
46,770	Dollar Tree, Inc. *	3,117,688

Personal Products (1.5%):
54,204	Estee Lauder Co., Inc. (The), Class A	4,373,179

Pharmaceuticals (3.1%):
16,523	Allergan plc *	4,491,117
73,487	Bristol-Myers Squibb Co.	4,350,430

		8,841,547

Semiconductors & Semiconductor Equipment (1.0%):
23,844	Avago Technologies, Ltd.	2,980,738

Software (7.6%):
42,078	Adobe Systems, Inc. *	3,459,653
31,282	Citrix Systems, Inc. *	2,167,217
44,145	Fortinet, Inc. *	1,875,280
35,892	Intuit, Inc.	3,185,415
144,447	Oracle Corp.	5,217,426
61,065	Salesforce.com, Inc. *	4,239,743
31,387	Splunk, Inc. *	1,737,270

		21,882,004

Specialty Retail (3.0%):
44,697	Home Depot, Inc. (The)	5,162,057
22,218	Ulta Salon, Cosmetics & Fragrance, Inc. *	3,629,310

		8,791,367

Technology Hardware, Storage & Peripherals (6.6%):
173,953	Apple, Inc.	19,187,016

Textiles, Apparel & Luxury Goods (4.8%):
133,935	Hanesbrands, Inc.	3,876,079
37,760	Lululemon Athletica, Inc. *	1,912,544
46,826	Nike, Inc., Class B	5,758,193
23,367	Under Armour, Inc., Class A *	2,261,458

		13,808,274

Total Common Stocks (Cost $225,433,223)		281,564,587

Continued

AZL Boston Company Research Growth Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Affiliated Investment Company (2.3%):
6,780,742	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	$6,780,742

Total Affiliated Investment Company (Cost $6,780,742)		6,780,742

Total Investment Securities (Cost $232,213,965)(b) - 99.9%		288,345,329
Net other assets (liabilities) - 0.1%		259,418

Net Assets - 100.0%		$288,604,747

Percentages indicated are based on net assets as of September 30, 2015.

*	Non-income producing security.
(a)	The rate represents the effective yield at September 30, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (95.0%):
Aerospace & Defense (0.4%):
20,000	AviChina Industry & Technology Co., Ltd.	$14,892
8,128	Embraer SA, ADR	207,914
650	Korea Aerospace Industries, Ltd.	37,461

		260,267

Air Freight & Logistics (0.1%):
287	Hanjin Transportation Co., Ltd.	11,571
247	Hyundai Glovis Co., Ltd.	46,299
31,000	Pos Malaysia Berhad	25,855
26,000	Sinotrans, Ltd.	12,287

		96,012

Airlines (0.7%):
20,000	Air China, Ltd.	15,936
98,300	AirAsia Berhad	28,743
3,987	Asiana Airlines, Inc. *	17,802
18,570	Cebu Air, Inc.	34,448
70,000	China Airlines, Ltd. *	23,980
443	China Southern Airlines Co., Ltd., ADR	16,196
46,000	Eva Airways Corp. *	25,771
26,797	Grupo Aeromexico SAB de C.V. *	42,124
1,054	Korean Air Lines Co., Ltd. *	27,708
19,902	Latam Airlines Group SA, ADR *^	97,122
91,400	Thai Airways International Public Co., Ltd. *	25,504
23,346	Turk Hava Yollari Anonim Ortakligi (THY) *	61,572

		416,906

Auto Components (0.5%):
28,000	Cheng Shin Rubber Industry Co., Ltd.	45,791
1,000	Depo Auto Parts Industries Co., Ltd.	2,996
49	Global & Yuasa Battery Co., Ltd.	1,688
1,436	Hankook Tire Co., Ltd.	48,155
9,000	Hota Industrial Manufacturing Co., Ltd.	28,989
7,000	Hu Lane Associate, Inc.	27,018
434	Hyundai Wia Corp.	47,674
13,650	Kenda Rubber Industrial Co., Ltd.	19,537
5,872	Kumho Tire Co., Inc. *	35,483
133	Mando Corp.	6,669
408	Mando Corp.	47,539
10,537	Metair Investments, Ltd. ^	22,101
10,000	Minth Group, Ltd.	17,963
13,000	Nan Kang Rubber Tire Co., Ltd. *	11,800
446	Nexen Tire Corp.	5,429
18,200	Sri Trang Agro-Industry Public Co., Ltd.	5,625
10,000	Tong Yang Industry Co., Ltd.	9,989

		384,446

Automobiles (1.3%):
14,000	Brilliance China Automotive Holdings, Ltd.	16,672
6,000	BYD Co., Ltd., Class H *	31,914
16,000	Dongfeng Motor Corp., Series H	20,050
79,200	DRB-HICOM Berhad	23,998
2,890	Ford Otomotiv Sanayi A.S.	30,890
60,000	Geely Automobile Holdings, Ltd.	28,932
28,500	Great Wall Motor Co.	31,995
26,000	Guangzhou Automobile Group Co., Ltd.	21,215
1,351	Hyundai Motor Co.	187,938
2,261	Kia Motors Corp.	102,576
13,050	Mahindra & Mahindra, Ltd., GDR	251,258

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
2,427	Tofas Turk Otomobil Fabrikasi AS	$14,435
33,800	UMW Holdings Berhad	57,912
18,000	Yulon Motor Co., Ltd.	16,182

		835,967

Banks (13.3%):
16,900	Affin Holdings Berhad	9,006
110,000	Agricultural Bank of China, Ltd.	41,809
21,127	Akbank T.A.S.	47,410
51,800	Alliance Financial Group Berhad	39,550
80,000	AMMB Holdings Berhad	83,235
7,292	Axis Bank, Ltd.	274,909
73,647	Banco Bradesco SA, ADR	394,748
1,624	Banco de Chile, ADR	101,987
7,100	Banco do Brasil SA	26,921
11,133	Banco Santander Chile, ADR	202,843
3,651	Bancolombia SA, ADR ^	117,563
7,400	Bangkok Bank Public Co., Ltd.	32,700
925	Bank Handlowy w Warszawie SA	19,704
431,000	Bank of China, Ltd.	186,560
20,000	Bank of Chongqing Co., Ltd., Class H	13,859
29,000	Bank of Communications Co., Ltd., Class H	20,184
23,320	Bank of the Philippine Islands	40,098
1,302	Bank Pekao SA	52,960
273,600	Bank Rakyat Indonesia	162,570
91	Bank Zachodni WBK SA	7,041
17,104	Banregio Grupo Financiero SAB de C.V. ^	91,206
9,342	Barclays Africa Group, Ltd.	115,053
30,470	BDO Unibank, Inc.	67,565
32,700	BIMB Holdings Berhad	29,894
6,479	BNK Financial Group, Inc.	75,196
1,688	Capitec Bank Holdings, Ltd.	61,129
49,220	Chang Hwa Commercial Bank	24,268
42,000	China Citic Bank Co., Ltd. *	24,475
648,000	China Construction Bank	434,075
159,000	China Development Financial Holding Corp.	42,860
31,000	China Everbright Bank Co., Series H	13,532
34,000	China Merchants Bank Co., Ltd.	82,846
53,000	China Minsheng Banking Corp., Ltd.	49,064
148,097	Chinatrust Financial Holding Co., Ltd.	76,421
32,000	Chongqing Rural Commercial Bank Co., Ltd.	18,200
30,762	Commercial International Bank Egypt SAE, GDR	188,796
5,789	Corpbanca SA, ADR	77,167
1,120	Credicorp, Ltd.	119,123
4,222	DGB Financial Group, Inc.	37,550
54,129	E.Sun Financial Holding Co., Ltd.	31,874
76,920	Far Eastern International Bank	22,844
93,205	First Financial Holdings Co., Ltd.	42,379
5,605	Grupo Aval Acciones y Valores SA, ADR	42,934
2,600	Grupo Elektra, SAB de C.V.	45,066
40,073	Grupo Financiero Banorte SAB de C.V.	196,593
45,396	Grupo Financiero Inbursa SAB de C.V., Class O	93,815
5,861	Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR	43,020
2,866	Hana Financial Holdings Group, Inc.	64,042
12,400	Hong Leong Bank Berhad	37,071

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
12,000	Hong Leong Financial Group Berhad	$38,291
94,518	Hua Nan Financial Holdings Co., Ltd.	43,982
42,000	Huishang Bank Corp., Ltd., Class H	18,331
445,000	Industrial & Commercial Bank of China	258,001
3,544	Industrial Bank of Korea (IBK)	40,843
80,898	Itau Unibanco Banco Multiplo SA, ADR	535,545
22,900	Kasikornbank Public Co., Ltd.	108,170
8,069	KB Financial Group, Inc., ADR	237,148
35,400	Kiatnakin Bank Public Co., Ltd.	30,020
25,000	King’s Town Bank	17,677
125,400	Krung Thai Bank Public Co., Ltd.	59,164
81,100	Malayan Banking Berhad	158,409
234	mBank SA *	21,408
60,000	Mega Financial Holdings Co., Ltd.	41,655
14,680	Metropolitan Bank & Trust	25,657
5,612	Nedcor, Ltd.	89,143
47,040	Philippine National Bank *	50,004
5,788	Powszechna Kasa Oszczednosci Bank Polski SA *	44,928
121,400	PT Bank Central Asia Tbk	101,968
86,000	PT Bank Danamon Indonesia Tbk	17,040
131,700	PT Bank Mandiri Tbk	71,481
74,200	PT Bank Negara Indonesia Tbk	21,026
293,200	PT Bank Tabungan Negara Tbk	19,982
39,700	Public Bank Berhad	158,522
14,200	RHB Capital Berhad	19,238
49,500	Rizal Commercial Banking Co.	31,851
16,669	Sberbank of Russia, ADR	82,012
30,620	Security Bank Corp.	90,069
8,408	Shinhan Finnancial Group Co., Ltd., ADR	292,598
25,000	Siam Commercial Bank Public Co., Ltd.	92,644
63,238	SinoPac Financial Holdings Co., Ltd.	19,878
13,292	Standard Bank Group, Ltd.	129,892
3,827	State Bank of India, GDR	135,438
16,200	Ta Chong Bank, Ltd. *	6,529
78,736	Taichung Commercial Bank Co., Ltd.	22,331
83,000	Taishin Financial Holding Co., Ltd.	29,445
107,300	Taiwan Business Bank *	26,658
64,000	Taiwan Cooperative Financial Holding Co., Ltd.	26,518
50,600	Thanachart Capital Pcl	44,301
25,200	Tisco Financial Group Public Co., Ltd.	24,694
609,100	TMB Bank Public Co., Ltd.	40,746
28,877	Turkiye Garanti Bankasi AS	67,160
17,176	Turkiye Halk Bankasi AS	57,389
32,370	Turkiye Is Bankasi AS, Class C	50,435
14,913	Turkiye Sinai Kalkinma Bankasi AS	6,954
25,225	Turkiye Vakiflar Bankasi T.A.O., Class D	31,964
27,560	Union Bank of Taiwan	7,756
9,823	VTB Bank OJSC, GDR	19,887
5,313	Woori Bank	42,033

		7,730,530

Beverages (2.4%):
139,317	Ambev SA, ADR	682,653
1,314	Anadolu Efes Biracilik ve Malt Sanayii AS	9,284

Shares		Fair Value
Common Stocks, continued
Beverages, continued
13,640	Arca Continental SAB de C.V.	$76,826
8,100	Carlsberg Brewery Malaysia Berhad	22,057
1,036	Coca-Cola Femsa SAB de C.V., ADR	71,878
782	Coca-Cola Icecek AS	8,952
2,828	Compania Cervecerias Unidas SA brews beer, ADR	62,640
3,825	Embotelladora Andina SA, Class B, ADR	79,369
4,718	Fomento Economico Mexicano SAB de C.V., ADR	421,082
7,400	Guinness Anchor Berhad	23,200
3	Lotte Chilsung Beverage Co., Ltd.	6,080
88	Muhak Co., Ltd. *	3,506
21,020	Organizacion Cultiba SAB de C.V.	25,420
2,000	Tsingtao Brewery Co., Ltd., Class H	8,795
1,512	Vina Concha y Toro SA, ADR	50,198

		1,551,940

Biotechnology (0.1%):
55	Green Cross Corp.	8,733
130	Medy-Tox, Inc.	47,106

		55,839

Building Products (0.1%):
31,000	China Lesso Group Holdings, Ltd.	25,061
234,400	Dynasty Ceramic Public Co., Ltd.	23,919
87	IS Dongseo Co., Ltd.	3,913
55	KCC Corp.	19,279
241	LG Hausys, Ltd.	32,819
27,000	Taiwan Glass Industry Corp. *	9,864

		114,855

Capital Markets (0.7%):
79,000	Capital Securities Corp.	21,628
13,000	China Galaxy Securities Co.	9,218
4,500	Citic Securities Co., Ltd.	8,094
9,732	Coronation Fund Managers, Ltd.	45,999
1,388	Daewoo Securities Co., Ltd.	13,769
1,533	Daishin Securities Co., Ltd.	14,614
5,152	Grupo Financiero Interacciones SAB de C.V. *	29,384
6,400	Haitong Securities Co., Ltd.	9,269
1,430	Hanwha Investment & Securities Co., Ltd.	6,060
3,695	Hyundai Securities Co., Ltd.	23,885
7,272	Investec, Ltd.	55,666
35,914	Jih Sun Financial Holdings Co., Ltd.	7,895
129	KIWOOM Securities Co., Ltd.	6,221
877	Korea Investment Holdings Co., Ltd.	45,039
5,845	Macquarie Korea Infrastructure Fund	39,179
6,404	Meritz Securities Co., Ltd.	24,324
418	Mirae Asset Securities Co., Ltd.	9,923
2,377	NH Investment & Securities Co., Ltd.	20,140
42,800	OSK Holdings Berhad	16,782
635	Peregrine Holdings, Ltd.	1,328
5,000	President Securities Corp.	1,916
641	Samsung Securities Co., Ltd.	24,790
40,498	Yuanta Financial Holding Co., Ltd.	15,047

		450,170

Chemicals (2.2%):
513	AECI, Ltd. ^	3,401
202	AK Holdings, Inc.	13,699
35,613	Alpek SAB de C.V. ^	45,806
50,000	China BlueChemical, Ltd., Class H	13,412

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
31,000	China Petrochemical Development Corp. *	$8,194
3,000	China Steel Chemical Corp.	9,281
28,340	China Synthetic Rubber Corp.	20,652
138,600	D&L Industries, Inc.	29,710
22,000	Eternal Materials Co., Ltd.	19,409
23,000	Formosa Chemicals & Fibre Corp.	46,755
25,000	Formosa Plastics Corp.	52,791
9,000	Formosan Rubber Group, Inc.	4,915
27,000	Fufeng Group, Ltd.	11,086
22,000	Grand Pacific Petrochemical Corp.	10,128
1,098	Grupa Azoty SA *	25,601
140	Hansol Chemical Co., Ltd.	8,685
3,650	Hanwha Chemical Corp.	67,000
699	Hanwha Corp.	23,050
47,000	Huabao International Holdings, Ltd.	14,916
191	Huchems Fine Chemical Corp.	3,159
655	Hyosung Corp.	62,641
47,600	Indorama Ventures Public Co., Ltd.	30,294
478	Kolon Industries, Inc.	25,094
179	Kumho Petrochemical Co., Ltd.	8,099
31,000	LCY Chemical Corp. *	21,684
342	LG Chem, Ltd.	83,116
175	Lotte Chemical Corp.	40,204
43,968	Mexichem SAB de C.V.	108,085
30,000	Nan Ya Plastics Corp.	50,902
589	OCI Co., Ltd.	41,277
200	OCI Materials Co., Ltd.	15,456
401	Omnia Holdings, Ltd. ^	4,325
9,000	Oriental Union Chemical Corp.	6,341
53,300	Petronas Chemicals Group Berhad	74,601
28,800	PTT Global Chemical Public Co., Ltd.	42,806
614	Samsung Fine Chemicals Co., Ltd.	20,800
11,400	Scientex Berhad	18,462
24,000	Shinkong Synthetic Fibers Corp.	6,321
82,000	Sinofert Holdings, Ltd.	12,245
418	Sinopec Shanghai Petrochemical Co., Ltd., ADR *	16,185
363	SK Chemicals Co., Ltd.	22,355
370	SKC Co., Ltd.	11,985
3,616	Sociedad Quimica y Minera de Chile SA, ADR	52,577
24	Soulbrain Co., Ltd.	874
1,000	Swancor Ind Co., Ltd.	5,336
22	Taekwang Industrial Co., Ltd.	22,143
14,000	Taiwan Fertilizer Co., Ltd.	17,521
22,000	TSRC Corp.	13,341
3,538	Uralkali PJSC, GDR	52,492
33,000	USI Corp.	13,650
27,500	Yingde Gases Group Co., Ltd.	11,363

		1,344,225

Commercial Services & Supplies (0.3%):
32,000	China Everbright International, Ltd.	45,110
275	KEPCO Plant Service & Engineering Co., Ltd.	28,124
155	S1 Corp.	12,162
9,000	Taiwan Secom Co., Ltd.	25,288
8,000	Taiwan-Sogo ShinKong Security Corp.	9,485
1,800	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	20,884

		141,053

Shares		Fair Value
Common Stocks, continued
Communications Equipment (0.1%):
69,600	China Fiber Optic Network System Group, Ltd. *	$9,551
42,000	D-Link Corp. *	12,528
13,000	Sercomm Corp.	31,904
7,140	Wistron NeWeb Corp.	15,000

		68,983

Construction & Engineering (1.4%):
24,450	Aveng, Ltd. *	6,373
28,000	BES Engineering Corp.	6,806
309	Budimex SA	16,275
15,000	China Communications Construction Co., Ltd.	18,626
11,000	China Railway Contstruction Corp., Ltd.	16,338
15,000	China Railway Group, Ltd.	13,759
13,000	China Singyes Solar Technologies Holdings, Ltd.	8,853
16,000	China State Construction International Holdings, Ltd.	22,943
8,920	Consolidated Infrastructure Group, Ltd. *	21,294
16,000	CTCI Corp.	19,185
700	Daelim Industrial Co., Ltd.	39,907
90,500	Dialog Group Berhad	33,056
37,002	Empresas ICA SAB de C.V. *	15,478
30,400	Gamuda Berhad	30,417
9,894	Group Five, Ltd.	13,434
1,205	GS Engineering & Construction Corp. *	25,177
320	Hyandai Development Co.	14,815
1,628	Hyundai Engineering & Construction Co., Ltd.	47,334
103,800	IJM Corporation Berhad	76,194
28,675	Impulsora del Desarrollo y el Empleo en America Latina SAB de C.V. *	55,985
8,058	Larsen & Tourbo, Ltd., Class S, GDR	179,998
126,900	Malaysian Resources Corp. Berhad	34,111
42,000	Metallurgical Corporation of China, Ltd., Series H (a)	15,500
20,858	Murray & Roberts Holdings, Ltd. ^	17,649
92,100	PT Pembangunan Perumahan Persero Tbk	21,912
211,300	PT Surya Semesta Internusa Tbk	9,757
14,001	Raubex	17,692
155	Samsung Engineering Co., Ltd. *	4,025
2,990	Sunway Construction Group Berhad *	799
1,031	Taeyoung Engineering & Construction *	5,653
22,100	Uem Edgenta Berhad	17,857
24,900	Unique Engineering & Construction Public Co., Ltd.	13,758
69,795	WCT Holdings Berhad	21,828
2,230	Wilson Bayly Holmes-Ovcon, Ltd. ^	17,884

		880,672

Construction Materials (1.5%):
13,500	Anhui Conch Cement Co., Ltd.	39,974
35,000	Asia Cement Corp.	34,282
18,500	BBMG Corp.	12,807
37,273	Cemex SAB de C.V., ADR *	260,538
70,000	China National Buildings Material Co., Ltd.	40,616

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
63,000	China National Materials Co., Ltd., Class H	$15,301
50,000	China Resources Cement Holdings, Ltd.	22,896
20,100	Lafarge Malaysia Berhad	41,208
28,378	PPC, Ltd.	35,096
14,900	PT Indocement Tunggal Prakarsa Tbk	16,835
134,300	PT Semen Indonesia (Persero) Tbk	83,394
6,100	Siam City Cement Public Co., Ltd.	57,242
63,000	Taiwan Cement Corp.	63,963
78,000	TCC International Holdings, Ltd.	14,560
7,200	The Siam Cement Public Co., Ltd.	92,253
11,000	Universal Cement Corp.	6,892
114,000	West China Cement, Ltd.	15,664

		853,521

Consumer Finance (0.0%):
209	Samsung Card Co., Ltd.	6,363
5,000	Taiwan Acceptance Corp.	11,292

		17,655

Containers & Packaging (0.1%):
37,000	Greatview Aspetic Packaging Co., Ltd.	17,198
1,800	Klabin SA	9,981
22,427	Nampak, Ltd. ^	41,848
15,000	Taiwan Hon Chuan Enterprise Co., Ltd.	21,572

		90,599

Distributors (0.2%):
9,663	Imperial Holdings, Ltd.	118,471
23,000	MBM Resources Berhad	15,118

		133,589

Diversified Consumer Services (0.0%):
6,247	Advtech, Ltd.	5,551
5,000	Kroton Educacional SA	9,788

		15,339

Diversified Financial Services (1.0%):
3,350	Ayala Corp.	55,119
7,997	Bm&f Bovespa SA	22,192
26,530	Bolsa Mexicana de Valores SA	41,626
15,800	Bursa Malaysia Berhad	28,995
17,680	Chailease Holding Co., Ltd.	27,744
59,315	FirstRand, Ltd.	211,003
64,000	Fubon Financial Holdings Co., Ltd.	100,008
2,441	JSE, Ltd. ^	22,777
348	Meritz Financial Group, Inc.	4,243
438,000	Metro Pacific Investments Corp.	46,772
422	NICE Holdings Co., Ltd.	9,624
1,950	Nice Information Service Co., Ltd.	20,866
2,235	PSG Group, Ltd. ^	35,932

		626,901

Diversified Telecommunication Services (2.4%):
12,000	Alibaba Health Information Technology, Ltd. *	7,732
70,282	Axtel SAB de C.V. *	32,808
64,000	China Communications Services Corp., Ltd.	24,780
637	China Telecom Corp., Ltd., ADR	30,933
6,153	China Unicom (Hong Kong), Ltd., ADR ^	78,574
12,000	China Unicom (Hong Kong), Ltd.	15,253
9,906	Chunghwa Telecom Co., Ltd., ADR	299,359

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
313,800	Jasmine International Public Co., Ltd.	$48,471
9,052	KT Corp., ADR *	118,310
114	LG Uplus Corp.	1,167
18,528	Oi SA, ADR *	12,525
7,338	Orange Polska SA	14,061
8,724	PT Telekomunik Indonesia Persero Tbk, ADR	311,011
2,225	Rostelecom, ADR	17,444
33,300	Samart Telcoms Public Co., Ltd.	19,044
11,254	Telefonica Brasil SA, ADR	102,749
21,900	Telekom Malaysia Berhad	33,374
14,405	Telkom SA SOC, Ltd.	69,291
33,400	Thaicom Pcl	29,083
220,800	True Corporation Public Co., Ltd. *	59,478
9,715	Turk Telekomunikasyon AS	19,164

		1,344,611

Electric Utilities (1.6%):
16,789	Centrais Electricas Brasileiras SA, ADR *	21,658
14,015	Centrais Electricas Brasileiras SA, ADR	30,272
47,586	Companhia Energetica de Minas Gerais - CEMIG, ADR	84,703
6,905	Companhia Paranaense de Energia, ADR	56,690
5,823	CPFL Energia SA, ADR	43,673
1,871	Enea SA	6,666
4,132	Energa SA	18,372
18,953	Enersis SA, ADR	239,566
3,000	Equatorial Energia SA *	25,717
20,840	First Philippine Holdings Corp.	29,340
13,257	Korea Electric Power Corp., ADR	271,636
7,090	Manila Electric Co.	45,024
9,469	PGE SA	33,675
29,716	Tauron Polska Energia SA	25,693
51,700	Tenega Nasional Berhad	141,723

		1,074,408

Electrical Equipment (0.3%):
27,000	AcBel Polytech, Inc.	15,943
15,000	Boer Power Holdings, Ltd.	25,419
26,000	China High Speed Transmission Equipment Group Co., Ltd. *	25,318
1,407	Doosan Heavy Industries & Construction Co., Ltd.	25,254
26,000	Harbin Electric Co., Ltd.	14,389
83	Korea Electric Terminal Co., Ltd.	7,148
451	LG Industrial Systems Co., Ltd.	17,217
738	LS Corp.	21,488
1,000	Shihlin Electric & Engineering Corp.	1,214
24,000	Teco Electric & Machinery Co., Ltd.	18,975
90,000	Walsin Lihwa Corp. *	19,208
3,500	Zhuzhou CSR Times Electric Co., Ltd.	26,029

		217,602

Electronic Equipment, Instruments & Components (3.6%):
14,500	AAC Technologies Holdings, Inc. ^	90,703
72,888	AU Optronics Corp., ADR	215,749
187,700	Cal-Comp Electronics (Thailand) Public Co., Ltd., Class F	16,378
3,000	Career Technology (MFG.) Co., Ltd.	2,153

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
13,000	Cheng Uei Precision Industry Co., Ltd.	$18,208
114,000	China Aerospace International Holdings, Ltd.	15,141
13,000	Chin-Poon Industrial Co., Ltd.	17,791
40,000	Compeq Manufacturing Co., Ltd.	28,833
8,000	Coretronic Corp.	7,252
13,795	Datatec, Ltd.	61,849
20,400	Delta Electronics (Thailand) Public Co., Ltd.	49,552
13,000	Delta Electronics, Inc.	61,305
28,000	Digital China Holdings, Ltd.	26,099
63,000	E Ink Holdings, Inc. *	29,708
11,000	Elite Material Co., Ltd.	24,287
6,248	Flexium Interconnect, Inc.	17,179
14,500	Hana Microelectronics Public Co., Ltd.	11,330
39,000	HannStar Display Corp. *	4,958
15,333	Hon Hai Precision Industry Co., Ltd., GDR	82,032
168,000	Hon Hai Precision Industry Co., Ltd.	439,607
22,300	Inari Amertron Berhad	17,259
32,000	JU Teng International Holdings, Ltd.	15,818
17,100	KCE Electronics Public Co., Ltd.	26,445
18,000	Kingboard Chemical Holdings, Ltd.	21,908
42,000	Kingboard Laminates Holdings, Ltd.	17,144
1,000	Largan Precision Co., Ltd.	78,536
37,518	LG Display Co., Ltd., ADR	356,422
413	LG Innotek Co., Ltd.	30,881
2,000	Merry Electronics Co., Ltd.	2,429
11,000	Min Aik Technology Co., Ltd.	18,383
25,000	Nan Ya Printed Circuit Board Corp.	24,522
36,200	Samart Corporation Public Co., Ltd.	21,213
575	Samsung Electro-Mechanics Co., Ltd., Series L	31,355
2,000	Simplo Technology Co., Ltd.	6,460
10,000	Sunny Optical Technology Group Co., Ltd.	20,033
22,000	Synnex Technology International Corp.	21,977
2,000	Taiwan PCB Techvest Co., Ltd.	2,079
9,000	Tong Hsing Electronic Industries, Ltd.	23,021
4,000	TPK Holding Co., Ltd.	9,601
13,000	Tripod Technology Corp.	18,789
42,000	Truly International Holdings, Ltd., Series L	10,671
4,000	TXC Corp.	4,162
35,000	Unimicron Technology Corp.	13,402
11,000	Wah Lee Industrial Corp.	14,355
27,000	WPG Holdings, Ltd.	25,904
20,900	WT Microelectronics Co., Ltd.	21,007
19,000	Yageo Corp.	29,220
9,000	Zhen Ding Technology Holding, Ltd.	25,920

		2,129,030

Energy Equipment & Services (0.2%):
91,600	Bumi Armada Berhad	19,350
10,000	China Oilfield Services, Ltd.	10,084
30,000	Dayang Enterprise Holdings Berhad	11,478
198,800	Sapurakencana Petroleum Berhad	85,774
33,200	UMW Oil & Gas Corp. Berhad	8,904

		135,590

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (2.7%):
15,300	Big C Supercenter Public Co., Ltd.	$84,841
3,074	BIM Birlesik Magazalar AS	54,550
18,510	Cencosud SA, ADR	108,098
14,000	China Resources Enterprises, Ltd.	26,077
91	CJ Freshway Corp.	6,016
14,454	Clicks Group, Ltd.	93,807
9,831	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR ^	123,281
25,927	Controladora Comercial Mexican SAB de C.V.	75,194
287,100	Cosco Capital, Inc.	41,672
94,700	CP ALL Pcl	124,911
183	E-Mart Co., Ltd.	35,640
1,372	Eurocash SA	16,163
17,611	Grupo Comercial Chedraui SAB de C.V.	45,949
245	GS Retail Co., Ltd.	12,674
987	Hyundai Greenfood Co., Ltd.	21,433
5,868	Massmart Holdings, Ltd.	45,961
14,237	Organizacion Soriana SAB de C.V. *	30,408
15,063	Pickn Pay Stores, Ltd.	72,185
8,000	President Chain Store Corp.	49,901
34,500	Puregold Price Club, Inc.	22,910
1,600	Raia Drogasil SA	15,786
17,910	Robinsons Retail Holdings, Inc.	28,041
15,992	Shoprite Holdings, Ltd.	181,768
39,000	Sun Art Retail Group, Ltd. ^	30,067
16,000	Taiwan Tea Corp.	6,843
6,916	The Spar Group, Ltd.	92,506
104,117	Wal-Mart de Mexico SAB de C.V.	256,932
1,349	X5 Retail Group NV, GDR *	23,550

		1,727,164

Food Products (3.6%):
2,860	Astral Foods, Ltd.	36,059
21,990	AVI, Ltd.	139,296
4,500	Biostime International Holdings, Ltd.	8,747
14,338	BRF SA, ADR	255,073
190,000	C.P. Pokphand Co., Ltd.	21,277
92,700	Charoen Pokphand Foods Public Co., Ltd.	52,940
1,900	Chia Tai Enterprises International, Ltd. *	749
55,000	China Agri-Industries Holdings, Ltd. *	19,053
67,000	China Huishan Dairy Holdings Co., Ltd.	24,220
8,000	China Mengniu Dairy Co., Ltd.	28,249
52,000	China Modern Dairy Holdings, Ltd.	19,445
2,557	China Ocean Resources Co., Ltd. *	7,521
61,000	China Yurun Food Group, Ltd. *^	14,054
198	CJ CheilJedang Corp.	63,852
13,775	Clover Industries, Ltd.	18,409
1,059	Daesang Corp.	27,692
7,900	Genting Plantations Berhad	17,798
59,100	GFPT Public Co., Ltd.	15,730
26,000	Great Wall Enterprise Co., Ltd.	14,330
9,969	Gruma, SAB de C.V., Class B	137,129
24,650	Grupo Bimbo SAB de C.V., Series A *	62,405
18,075	Grupo Herdez SAB de C.V.	47,855
15,717	Illovo Sugar, Ltd. ^	18,547
11,551	Industrias Bachoco, SAB de C.V.	58,629
63,200	IOI Corp. Berhad	58,799
6,400	JBS SA	27,109
181	Kernel Holding SA	2,148
8,000	Kuala Lumpur Kepong Berhad	39,656

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
29,500	Kulim Malaysia Behard	$20,499
18,720	Lien Hwa Industrial Corp.	10,817
8	Lotte Food Co., Ltd.	7,112
1,000	Namchow Chemical Industrial Co., Ltd.	2,150
50	NongShim Co., Ltd.	15,486
353	Oceana Group, Ltd. ^	2,467
53	Orion Corp.	42,309
3,462	Pioneer Foods, Ltd.	49,045
11,800	PPB Group Berhad	41,507
20,200	PT Astra Agro Lestari Tbk	25,140
91,000	PT Charoen Pokphand Indonesia Tbk	12,513
206,900	PT Indofood Sukses Makmur Tbk	78,391
21,400	QL Resources Berhad	19,542
62,000	Shenguan Holdings Group, Ltd.	8,024
6,600	Standard Foods Corp.	14,163
48,000	Thai Union Group pcl	24,404
36,300	Thai Vegetable Oil Public Co., Ltd.	28,590
6,224	Tiger Brands, Ltd.	137,315
18,000	Tingyi (Caymen Is) Holding Corp.	28,863
479	Tongaat Hulett, Ltd.	3,735
34,200	TSH Resources Berhad	15,029
2,877	Ulker Biskuvi Sanayi AS	18,229
28,000	Uni-President China Holdings, Ltd.	27,154
67,600	Uni-President Enterprises Corp.	117,452
12,130	Universal Robina Corp.	49,937
51,000	Want Want China Holdings, Ltd.	42,106

		2,078,750

Gas Utilities (0.5%):
24,000	China Gas Holdings, Ltd.	33,225
176,000	China Oil & Gas Group, Ltd. *	11,015
10,000	China Resources Gas Group, Ltd.	25,976
10,000	ENN Energy Holdings, Ltd.	48,252
2,424	GAIL India, Ltd., GDR	66,981
7,465	Infraestructura Energetica Nova, SAB de C.V.	30,563
501	Korea Gas Corp.	16,872
13,700	Petronas Gas Berhad	68,632
164,000	PT Perusahaan Gas Negara Tbk	28,509
20,000	Towngas China Co., Ltd.	12,380

		342,405

Health Care Equipment & Supplies (0.2%):
29,000	Hartalega Holdings Berhad	32,093
22,300	Kossan Rubber Industries Berhad	39,233
348	Osstem Implant Co., Ltd. *	19,262
36,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	22,803
1,000	St.Shine Optical Co., Ltd.	12,310
35,400	Supermax Corp. Berhad	16,374
29,900	Top Glove Corp. Berhad	55,043

		197,118

Health Care Providers & Services (0.8%):
80,200	Bangkok Chain Hospital Public Co., Ltd.	15,146
73,800	Bangkok Dusit Medical Services Public Co., Ltd., Class F	37,717
9,300	Bumrungrad Hospital Public Co., Ltd.	55,504
24,100	IHH Healthcare Berhad	32,764
22,200	KPJ Healthcare Berhad	21,228
36,132	Life Healthcare Group Holdings, Ltd.	93,057
8,885	Mediclinic International, Ltd.	70,977

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
47,395	Netcare, Ltd.	$124,533
2,500	Qualicorp SA	9,265
6,700	Shanghai Pharmaceuticals Holding Co., Ltd.	14,099
8,400	Sinopharm Group Co., Series H	29,548
37,000	Universal Health International Group Holding, Ltd. ^	12,203

		516,041

Hotels, Restaurants & Leisure (1.3%):
35,695	Alsea SAB de C.V.	105,360
34,200	Berjaya Sports Toto Berhard	23,992
40,400	Central Plaza Hotel Public Co., Ltd.	41,818
52,000	China Travel International Investment Hong Kong, Ltd.	19,102
2,525	City Lodge Hotels, Ltd.	26,185
5,214	Famous Brands, Ltd.	50,888
74,200	Genting Berhard	122,952
51,300	Genting Malaysia Berhad	48,520
694	Grand Korea Leisure Co., Ltd.	19,531
179	Hana Tour Service, Inc.	22,017
13,890	Jollibee Foods Corp.	57,366
884	Kangwon Land, Inc.	31,364
36,900	Magnum Berhad	21,513
39,600	MINI International Public Co., Ltd.	31,467
8,900	MK Restaurants Group Public Co., Ltd.	14,184
197	Modetour Network, Inc.	6,401
978	Paradise Co., Ltd.	18,645
275,000	Rexlot Holdings, Ltd. (a)	15,613
7,724	Sun International, Ltd.	48,632
106,500	TA Enterprise Berhad	14,915
153,200	Travellers International Hotel Group, Inc.	10,985
15,271	Tsogo Sun Holdings, Ltd.	26,755

		778,205

Household Durables (0.9%):
384	Amica Wronki SA	15,547
5,334	Arcelik AS	26,064
73,698	Consorcio ARA SAB de C.V. *	26,510
589	Coway Co., Ltd.	41,747
12,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	25,248
12,000	Haier Electronics Group Co., Ltd.	20,108
121	Hanssem Co., Ltd.	29,290
49	Hyundai Livart Furniture Co., Ltd.	2,110
27,000	Kinpo Electronics, Inc. *	8,642
3,396	LG Electronics, Inc.	131,820
5,844	PIK Group *	17,005
30,000	Skyworth Digital Holdings, Ltd.	20,478
48,258	Steinhoff International Holdings, Ltd. ^	296,767
55,000	Tatung Co., Ltd. *	8,473
3,000	Zeng Hsing Industrial Co., Ltd.	11,645

		681,454

Household Products (0.5%):
55,571	Kimberl- Clark de Mexico SAB de C.V.	125,692
127	LG Household & Health Care, Ltd.	91,757
22,900	PT Unilever Indonesia Tbk	59,458

		276,907

Independent Power and Renewable Electricity Producers (1.1%):
40,100	Aboitiz Power Corp.	37,094

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
46,000	Beijing Jingneng Clean Energy Co., Ltd., Series H	$14,159
37,000	China Longyuan Power Group Corp.	39,994
59,000	China Power International Develpoment, Ltd.	38,672
14,000	China Resources Power Holdings Co.	32,167
197,000	CK Power Public Co., Ltd.	13,379
21,661	Colbun SA	5,584
34,000	Datang International Power Generation Co., Ltd.	12,950
8,600	Electricity Generating Public Co., Ltd.	36,297
3,992	Empresa Nacional de Electricidad SA, ADR	141,756
590,600	Energy Development Corp.	69,821
96,100	First Gen Corp.	45,631
18,100	Glow Energy Public Co., Ltd.	42,497
38,000	Huadian Fuxin Energy Corp., Class H	16,065
20,000	Huadian Power International Corp., Ltd.	15,709
708	Huaneng Power International, Inc., ADR	29,948
78,000	Huaneng Renewables Corp., Ltd.	28,965
226,700	Lopez Holdings Corp.	28,431
27,400	Ratchaburi Electricity Generating Holding Pcl	40,440
33,200	SPCG Public Co., Ltd.	21,980
6,000	Taiwan Cogeneration Corp.	3,851

		715,390

Industrial Conglomerates (2.7%):
55,650	Aboitiz Equity Ventures, Inc.	68,445
114,747	Alfa SAB de C.V., Class A	223,219
119,100	Alliance Global Group, Inc.	39,108
6,000	Beijing Enterprises Holdings, Ltd.	36,206
206,200	Berjaya Corp. Berhad	17,859
47,600	Berli Jucker Public Co., Ltd.	44,297
10,712	Bidvest Group, Ltd.	252,834
17,100	Boustead Holdings Berhad	15,404
21,000	Cahya Mata Sarawak Berhad	24,636
50,000	Citic, Ltd.	91,513
239	CJ Corp.	53,093
716	Daesang Holdings Co., Ltd.	14,640
167,000	DMCI Holdings, Inc.	45,877
431	Doosan Corp.	40,443
31,620	Far Eastern New Century Corp.	28,293
15,000	Fosun International, Ltd.	25,947
10,759	Grupo Carso SAB de C.V.	48,377
21,847	GRUPO KUO SAB de C.V., Series B *	31,021
30,800	Hap Seng Consolidated Berhad	38,949
47,440	JG Summit Holdings, Inc.	72,120
72,431	KAP Industrial Holdings, Ltd.	33,567
5,453	KOC Holdings AS	21,295
770	LG Corp.	39,430
161,900	LT Group, Inc.	35,027
59,800	MMC Corp. Berhad	29,066
7,416	Reunert, Ltd.	32,708
703	Samsung Techwin Co., Ltd. *	18,456
49,040	San Miguel Corp.	50,939
13,000	Shanghai Industrial Holdings, Ltd.	28,885
39,300	Sime Darby Berhad	69,702
81	SK C&C Co., Ltd.	16,748

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
2,070	SM Investments Corp.	$39,512
25,678	Turkiye Sise ve Cam Fabrikalari AS (Sisecam)	24,391

		1,652,007

Insurance (3.0%):
20,400	Bangkok Life Assurance Public Co., Ltd.	29,289
5,400	BB Seguridade Participacoes SA	33,635
71,000	Cathay Financial Holding Co., Ltd.	97,182
57,200	China Life Insurance Co., Ltd.	43,584
11,000	China Life Insurance Co., Ltd.	38,398
2,673	China Life Insurance Co., Ltd., ADR	46,457
12,800	China Pacific Insurance Group Co., Ltd., Class H	47,407
13,400	China Taiping Insurance Holdings Co., Ltd. *	41,966
17,800	Dhipaya Insurance plc	18,770
11,498	Discovery, Ltd.	114,561
1,507	Dongbu Insurance Co., Ltd.	77,973
3,119	Hanwha Life Insurance Co., Ltd.	21,472
2,150	Hyundai Marine & Fire Insurance Co., Ltd.	55,001
2,724	Korean Reinsurance Co.	32,892
5,916	Liberty Holding, Ltd.	54,009
1,558	LIG Insurance Co., Ltd.	30,920
10,400	LPI Capital Berhad	32,661
3,300	Mercuries Life Insurance Co., Ltd.	1,909
1,882	Meritz Fire & Marine Insurance Co., Ltd.	25,302
44,515	MMI Holdings, Ltd.	76,619
44,400	MPHB Capital Berhad *	14,470
3,200	New China Life Insurance Co., Ltd.	13,819
36,000	Picc Property & Casuality Co., Ltd., Class H	70,593
40,000	Ping An Insurance Group Co. of China, Ltd.	199,390
338	Powszechny Zaklad Ubezpieczen SA	34,725
518,000	PT Panin Financial Tbk *	6,808
570	Samsung Fire & Marine Insurance Co., Ltd.	133,780
809	Samsung Life Insurance Co., Ltd.	67,595
31,280	Sanlam, Ltd.	135,475
588	Santam, Ltd. ^	9,613
232,105	Shin Kong Financial Holdings Co., Ltd.	55,295
675	Tongyang Life Insurance	8,045

		1,669,615

Internet & Catalog Retail (0.1%):
108	CJ O Shopping Co., Ltd.	16,810
8	GS Home Shopping, Inc.	1,286
182	Hyundai Home Shopping Network Corp.	20,033

		38,129

Internet Software & Services (1.2%):
194	Daum Kakao Corp.	20,729
880	Mail.ru Group, Ltd., GDR *	15,342
234	NHN Corp.	101,654
2,139	Pchome Online, Inc.	24,752
34,000	Tencent Holdings, Ltd.	571,849

		734,326

IT Services (2.3%):
1,300	Cielo SA	12,089
3,739	EOH Holdings, Ltd.	40,220

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
68,960	Infosys Technologies-SP, ADR ^	$1,316,447
463	KCP Co., Ltd. *	13,855
36,900	MyEG Services Berhad	23,663
13,000	Travelsky Technology, Ltd., Series H	16,499

		1,422,773

Leisure Products (0.1%):
6,000	Giant Manufacturing Co., Ltd.	43,726
6,000	Merida Industry Co., Ltd.	32,117

		75,843

Machinery (0.6%):
3,000	AirTac International Group	15,917
28,600	Changsha Zoomlion Heavy Industry Science & Technology	10,822
7,600	China International Marine Containers Group Co., Ltd.	13,427
3,522	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	18,711
4,412	Doosan Infracore Co., Ltd. *	24,589
8,000	Haitian International Holdings, Ltd.	13,252
4,853	Hanjin Heavy Industries & Contruction Co., Ltd. *	16,974
4,120	Hiwin Technologies Corp.	22,057
167	Hyundai Elevator Co., Ltd. *	7,150
468	Hyundai Heavy Industries Co. *	38,378
1,000	King Slide Works Co., Ltd.	13,695
92,000	Lonking Holdings, Ltd.	12,226
27,300	PT United Tractors Tbk	32,740
3,844	Samsung Heavy Industries Co., Ltd.	40,220
29,500	Sinotruk Hong Kong, Ltd.	10,632
10,000	Weichai Power Co., Ltd., Class H	9,378
5,000	Yungtay Engineering Co., Ltd.	7,943

		308,111

Marine (0.4%):
24,000	China Shipping Development Co., Ltd., Class H ^	17,001
38,380	Evergreen Marine Corp. (Taiwan), Ltd.	16,186
33,207	Grindrod, Ltd. ^	35,425
5,112	Hanjin Shipping Co., Ltd. *	23,714
16,500	MISC Berhad	33,059
70,050	Precious Shipping Public Co., Ltd. *	13,743
76,300	Thoresen Thai Agencies Public Co., Ltd.	21,312
88	Trencor, Ltd.	333
4,000	U-Ming Marine Transport Corp.	4,263
21,000	Wisdom Marine Lines Co., Ltd.	23,697
37,000	Yang Ming Marine Transport *	10,712

		199,445

Media (1.8%):
52,700	Astro Malaysia Holdings Berhad	33,863
47,000	BEC World Public Co., Ltd.	41,558
748	Cheil Worldwide, Inc. *	11,554
408	CJ CGV Co., Ltd.	36,329
301	CJ E&M Corp. *	23,319
598	CJ Hellovision Co., Ltd.	5,681
465	Cyfrowy Polsat SA *	2,862
14,643	Grupo Televisa SA, ADR	381,012
4,375	Jcontentree Corp. *	17,980
193	Loen Entertainment, Inc.	13,053
27,800	Major Cineplex Group Public Co., Ltd.	24,555
31,792	Megacable Holdings SAB de C.V.	115,678
2,233	Naspers, Ltd.	280,384

Shares		Fair Value
Common Stocks, continued
Media, continued
327,000	PT Global MediaCom Tbk	$21,161
177,400	PT Media Nusantara Citra Tbk	19,958
190,700	PT Surya Citra Media Tbk	35,893
45,100	RS pcl	13,105
143,537	TV Azteca SAB de C.V.	22,674
23,000	Wisdom Holdings Group	9,886

		1,110,505

Metals & Mining (3.7%):
4,055	African Rainbow Minerals, Ltd.	15,235
78,000	Aluminum Corp. of China, Ltd. *	24,321
26,000	Angang Steel Co., Ltd.	10,525
1,552	Anglo American Platinum, Ltd. *	25,697
28,886	AngloGold Ashanti, Ltd., ADR *	236,577
2,033	Arcelormittal South Africa, Ltd. *	1,256
2,498	Assore, Ltd.	13,439
29,500	China Hongqiao Group, Ltd.	13,889
3,000	China Metal Products Co., Ltd.	2,620
222,000	China Precious Metal Resources Holdings Co., Ltd. *	8,871
12,000	China Steel Corp.	7,006
44,400	China Zhongwang Holdings, Ltd. ^	16,940
66,322	Companhia Siderurgica Nacional SA, ADR	63,556
164	Dongkuk Steel Mill Co., Ltd. *	993
30,219	Eregli Demir ve Celik Fabrikalari TAS (Erdemir)	37,294
45,694	Gerdau SA, ADR	62,601
49,970	Gold Field, Ltd., ADR	132,920
111,664	Grupo Mexico SAB de C.V., Series B	270,138
8,400	Grupo Simec SA de C.V., Series B *	20,769
1,195	Hyundai Steel Co.	52,275
18,316	Impala Platinum Holdings, Ltd. *	50,842
7,412	Industrias CH SA *	25,500
5,801	Industrias Penoles SAB de C.V.	79,354
15,000	Jiangxi Copper Co., Ltd.	18,319
43,143	Kardemir Karabuk Demir Celik Sanayi VE Ticaret AS, Class D	17,704
5,312	KGHM Polska Miedz SA	114,910
40	KISWire, Ltd.	1,550
115	Korea Zinc Co.	45,001
1,878	Koza Altin Isletmeleri AS	13,648
1,922	Kumba Iron Ore, Ltd.	10,940
166	Kumkang Kind Co., Ltd.	9,625
52,000	Maanshan Iron & Steel Co., Ltd. *	11,317
23,056	Minera Frisco SAB de C.V. *	12,045
2,599	MMC Norilsk Nickel PJSC, ADR	37,283
52,000	MMG, Ltd. *	9,843
18,667	Northam Platinum, Ltd. *^	36,340
8,319	POSCO, ADR	291,330
26,800	Press Metal Berhad	12,609
451,300	PT Hanson International Tbk *	21,487
52,300	PT Vale Indonesia Tbk	7,869
3,505	Royal Bafokeng Platinum, Ltd. *	6,068
697	Seah Besteel Corp.	17,775
2,792	Severstal PAO, GDR	29,630
88,000	Shougang Fushan Resources Group, Ltd.	10,973
52,826	Sibanye Gold, Ltd.	60,553
73,000	STP & I Public Co., Ltd.	30,235
26,743	Tata Steel, Ltd., GDR	88,351
7,000	Ton Yi Industrial Corp.	3,413
22,000	Tung Ho Steel Enterprise Corp.	11,509
24,935	Vale SA, ADR ^	104,727
18,714	Vedanta, Ltd., ADR ^	96,938

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
36,050	Yieh Phui Enterprise Co., Ltd.	$7,758

		2,312,368

Multiline Retail (0.9%):
37,800	Aeon Co. (M) Berhad	23,252
3,137	El Puerto de Liverpool SAb de C.V.	40,731
11,000	Far Eastern Department Stores, Ltd.	5,852
15,000	Golden Eagle Retail Group, Ltd. ^	17,590
31,448	Grupo Sanborsn SAB de C.V.	50,608
295	Hyundai Department Store Co., Ltd.	33,509
6,000	Lojas Americanas SA	17,694
3,000	Lojas Renner SA	14,032
214	Lotte Shopping Co., Ltd.	51,887
41,022	Parkson Holdings Berhad *	11,326
3,030	Poya International Co., Ltd.	30,357
489,200	PT Multipolar Tbk	10,308
9,900	Robinson Dept Store Public Co., Ltd.	10,393
130	Shinsegae Department Store Co.	26,012
56,000	Springland International Holdings, Ltd.	14,899
20,564	Woolworths Holdings, Ltd.	144,040

		502,490

Multi-Utilities (0.2%):
253,600	YTL Corporation Berhad	92,507
65,800	YTL Power International Berhad	24,119

		116,626

Oil, Gas & Consumable Fuels (5.7%):
30,900	Bangchak Petroleum Public Co., Ltd.	29,242
81,100	Banpu Public Co., Ltd.	44,810
32,000	China Coal Energy Co., Ltd., Class H ^	13,019
128,000	China Petroleum & Chemical Corp., Class H	78,724
29,000	China Shenhua Energy Co., Ltd.	44,613
80,000	China Suntien Green Energy Corp.	14,184
2,000	CNOOC, Ltd.	2,068
1,798	CNOOC, Ltd., ADR	185,338
12,710	Ecopetrol SA, ADR ^	109,306
1,700	Empresas Copec SA	15,431
99,800	Energy Absolute Public Co., Ltd.	59,285
101,800	Esso Thailand Public Co., Ltd. *	14,358
8,460	Exxaro Resources, Ltd. ^	32,144
6,000	Formosa Petrochemical Corp.	14,297
21,415	Gazprom OAO, ADR	86,439
3,909	Grupa Lotos SA *	28,769
1,302	GS Holdings	50,302
20	Hankook Shell Oil Co., Ltd.	8,702
458,300	IRPC Public Co., Ltd.	47,715
64,000	Kunlun Energy Co., Ltd.	45,973
1,373	Lubelski Wegiel Bogdanka SA	20,569
2,806	LUKOIL, ADR	95,572
48,000	PetroChina Co., Ltd., Class H	33,444
1,207	PetroChina Co., Ltd., ADR ^	84,128
31,328	Petroleo Brasileiro SA, ADR *^	136,277
42,133	Petroleo Brasileiro SA, ADR *	155,049
214,800	Petron Corp.	32,011
7,000	Petronas Dagangan Berhad	34,812
2,084	Polski Koncern Naftowy Orlen SA	36,379
11,223	Polskie Gornictwo Naftowe i Gazownictwo SA	19,288
490,000	PT Adaro Energy Tbk	17,987
475,000	PT Sugih Energy Tbk *	12,588

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
46,200	PT Tambang Batubara Bukit Asam Tbk	$17,805
81,600	PTT Exploration & Production Public Co., Ltd.	158,204
39,900	PTT Public Co., Ltd.	264,934
16,597	Reliance Industries, Ltd., GDR	436,063
7,210	Rosneft Oil Co., GDR	26,682
13,540	Sasol, Ltd., ADR	376,683
15,980	Semirara Mining and Power Corp.	46,639
964	SK Energy Co., Ltd. *	80,406
309	S-Oil Corp.	16,478
1,421	Tatneft, ADR	39,844
24,400	Thai Oil Public Co., Ltd.	35,588
988	Tupras-Turkiye Petrol Rafine *	24,210
13,904	Ultrapar Participacoes SA, ADR	232,475
126,000	United Energy Group, Ltd. *	13,997
2,362	Yanzhou Coal Mining Co., Ltd., ADR	10,440

		3,383,271

Paper & Forest Products (0.7%):
10,650	Fibria Celulose SA, ADR	144,414
4,872	Mondi, Ltd.	102,328
43,000	Nine Dragons Paper Holdings, Ltd.	22,566
41,128	Sappi, Ltd. *	126,655
4,100	Suzano Papel e Celulose SA, Class A	19,839
47,000	YFY, Inc.	14,671

		430,473

Personal Products (0.5%):
267	Amorepacific Corp.	87,161
384	Amorepacific Group	53,130
159	Cosmax, Inc.	28,946
3,000	Grape King BIO, Ltd.	15,024
6,500	Hengan International Group Co., Ltd.	63,457
2,700	Hypermarcas SA *	10,340
499	Korea Kolmar Co., Ltd.	41,920
290	Korea Kolmar Holdings Co., Ltd.	18,658
261	Sansung Life & Science Co., Ltd. *	9,441

		328,077

Pharmaceuticals (1.3%):
3,947	Aspen Pharmacare Holdings, Ltd.	83,990
611	Celltrion, Inc. *	35,285
21,000	China Medical System Holdings, Ltd.	24,239
22,000	China Pharmaceutical Enterprise & Investment Corp.	19,411
12,000	Dawnrays Pharmaceutical Holdings, Ltd.	10,383
7,500	Dr. Reddy’s Laboratories, Ltd., ADR ^	479,325
49	Hanmi Pharm Co., Ltd. *	15,472
156	Hanmi Science Co., Ltd. *	18,445
129	Huons Co., Ltd.	9,855
135	Kolon Life Science, Inc.	19,049
318	LG Life Sciences, Ltd. *	14,911
287,900	PT Kalbe Farma Tbk	27,134
792	Samjin Pharmaceutical Co., Ltd.	17,685
40,000	Sino Biopharmaceutical, Ltd.	49,801
40,172	SSY Group, Ltd.	9,602
11,000	Tong Ren Tang Technologies Co., Ltd.	15,045
87	Yuhan Corp.	17,916

		867,548

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services (0.0%):
5,096	Sporton International, Inc.	$29,740

Real Estate Management & Development (3.2%):
42,000	Agile Property Holdings, Ltd.	21,929
43,100	Amata Corp. Public Co., Ltd.	14,778
98,800	AP Thailand plc	14,745
73,600	Ayala Land, Inc.	53,716
816,700	Bangkok Land Public Co., Ltd.	33,369
30,000	Beijing Capital Land, Ltd.	11,969
546,000	Belle Corp.	35,578
62,000	C C Land Holdings, Ltd.	14,914
59,800	Central Pattana Public Co., Ltd.	73,796
90,000	China Merchants Land, Ltd.	14,867
38,000	China Overseas Grand Oceans Group, Ltd.	11,251
36,000	China Overseas Land & Investment, Ltd.	109,868
20,000	China Resources Land, Ltd.	47,296
50,000	China South City Holdings, Ltd.	12,362
13,900	China Vanke Co., Ltd., Class H	29,842
8,400	Chong Hong Construction Co., Ltd.	11,103
144,000	CIFI Holdings Group Co., Ltd.	25,780
35,058	Corporacion Inmobiliaria Vesta SAB de C.V.	54,882
110,000	Country Garden Holdings Co., Ltd.	39,891
39,000	Eastern & Oriental Berhad	14,028
8,417	Etalon Group, Ltd.	13,866
107,000	Evergrande Real Estate Group, Ltd. ^	61,150
1,000	Farglory Land Development Co., Ltd.	1,056
754,000	Filinvest Land, Inc.	27,141
96,000	Franshion Properties China, Ltd.	24,396
159,000	Glorious Property Holdings, Ltd. *	18,159
10,000	Goldin Properties Holdings, Ltd. *	9,080
26,800	Guangzhou R&F Properties Co., Ltd., Class H ^	24,478
15,600	Highwealth Construction Corp.	22,084
20,000	Hopson Development Holdings, Ltd. *	16,008
1,000	Huaku Development Co., Ltd.	1,739
19,000	Hung Sheng Construction, Ltd.	8,721
38,561	KSL Holdings Berhad	13,526
31,500	KWG Property Holding, Ltd.	20,806
36,400	L.P.N. Development Public Co., Ltd.	17,074
98,700	Land & Houses Public Co., Ltd.	21,948
18,500	Longfor Properties Co., Ltd.	23,430
83,375	Mah Sing Group Berhad	24,864
29,166	Matrix Concepts Holdings Berhad	15,205
574,500	Megaworld Corp.	53,898
59,000	Mingfa Group International Co., Ltd. *	14,806
38,000	New World China Land, Ltd.	22,684
53,000	Poly Property Group Co., Ltd.	14,656
33,000	Prince Housing & Development Corp.	9,973
66,700	Pruksa Real Estate Public Co., Ltd.	52,959
417,700	PT Alam Sutera Realty Tbk	9,051
292,900	PT Bumi Serpong Damai	28,298
379,555	PT Ciputra Development Tbk	21,246
397,700	PT Intiland Development Tbk	15,959
23,200	PT Lippo Cikarang Tbk *	10,631
745,800	PT Lippo Karawaci Tbk	57,632
177,300	PT Modernland Realty Tbk	5,258
711,400	PT Pakuwon Jati Tbk	16,190
251,500	PT Summarecon Agung Tbk	19,338

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
247,000	Quality Houses Pcl	$16,512
53,040	Radium Life Tech Co., Ltd.	17,567
464,000	Renhe Commercial Holdings Co., Ltd. *	25,007
93,100	Robinsons Land Corp.	56,766
13,000	Ruentex Development Co., Ltd.	14,189
597,500	Sansiri Public Co., Ltd.	28,063
191,700	SC Asset Corp. Public Co., Ltd.	15,239
82,000	Shanghai Industrial Urban development Group, Ltd.	15,278
62,000	Shenzhen Investment, Ltd.	21,989
30,000	Shimao Property Holdings, Ltd.	45,448
95,500	Shui On Land, Ltd.	22,026
48,500	Sino-Ocean Land Holdings, Ltd.	26,676
119,500	SM Prime Holdings, Inc.	52,949
48,000	Soho China, Ltd.	18,701
26,000	Sunac China Holdings, Ltd.	13,730
29,900	Sunway Berhad	21,443
77,000	Supalai Public Co., Ltd.	38,917
83,000	UEM Sunrise Berhad	23,273
38,000	UOA Development Berhad	16,600
349,500	Vista Land & Lifescapes, Inc.	37,728
180,000	Yuexiu Property Co., Ltd.	29,704

		1,921,079

Road & Rail (0.0%):
34,000	Guangshen Railway Co., Ltd.	13,549

Semiconductors & Semiconductor Equipment (6.9%):
43,122	Advanced Semiconductor Engineering, Inc., ADR	236,740
5,050	Ardentec Corp.	3,293
27,000	Chipbond Technology Corp.	39,508
7,000	Elite Advanced Laser Corp.	28,205
15,000	Elite Semiconductor Memory Technology, Inc.	11,359
237	EO Technics Co., Ltd.	22,182
23,000	Epistar Corp.	17,916
6,000	Everlight Electronics Co., Ltd.	9,065
196,000	GCL-Poly Energy Holdings, Ltd. *	38,024
13,200	Globetronics Technology Berhad	18,800
2,000	Greatek Electronics, Inc.	1,712
11,000	Holtek Semiconductor, Inc.	14,232
23,000	King Yuan Electronics Co., Ltd.	14,650
9,000	Kinsus Interconnect Technology Corp.	17,282
644	Koh Young Technology, Inc.	18,729
70,000	Macronix International Co., Ltd. *	8,959
10,000	MediaTek, Inc.	74,655
23,000	Neo Solar Power Corp.	12,991
9,000	Novatek Microelectronics Corp.	28,265
48,000	Orient Semiconductor Electronics, Ltd. *	17,335
3,000	Parade Technologies, Ltd.	22,102
3,000	Phison Electronics Corp.	19,004
14,000	Powertech Technology, Inc.	25,413
9,000	Radiant Opto-Electronics Corp.	28,084
12,000	Realtek Semiconductor Corp.	20,470
4,000	Richtek Technology Corp.	23,388
10,057	Semiconductor Manufacturing International Corp., ADR *	45,156
1,476	Seoul Semiconductor Co., Ltd. *	17,882
4,000	Sigurd Microelectronics Corp.	2,537

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
31,327	Siliconware Precision Industries Co., ADR	$196,890
14,000	Sino-American Silicon Products, Inc.	14,646
11,000	Sitronix Technology Corp.	32,065
7,483	SK Hynix, Inc.	213,880
113,700	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,359,276
14,000	Taiwan Surface Mounting Technology Corp.	12,748
35,700	Unisem (M) Berhad	16,562
209,364	United Microelectronics Corp., ADR	339,169
19,000	Vanguard International Semiconductor Corp.	21,703
28,807	Win Semiconductors Corp.	32,126
157,000	Winbond Electronics Corp. *	32,706
1,464	WONIK IPS Co., Ltd. *	11,438

		4,121,147

Software (0.1%):
244	Com2uS Corp. *	24,114
62,000	Kingdee International Software Group Co., Ltd.	23,624
171	Ncsoft Corp.	27,424
205	NHN Entertainment Corp. *	11,285
1,600	Totvs SA	11,839

		98,286

Specialty Retail (0.9%):
35,500	Baoxin Auto Group, Ltd.	15,129
331	Cashbuild, Ltd.	7,302
32,500	China Zhentong Auto Services Holdings, Ltd.	13,502
175,000	GOME Electrical Appliances Holdings, Ltd.	26,921
246,600	Home Product Center Public Co., Ltd.	46,661
1,000	Hotai Motor Co., Ltd.	10,671
729	Hotel Shilla Co., Ltd.	71,187
6,696	Lewis Group, Ltd. ^	30,022
291	Lotte Himart Co., Ltd.	16,358
6,092	Mr. Price Group, Ltd.	85,089
16,800	Padini Holdings Berhad	5,164
347,300	PT ACE Hardware Indonesia Tbk	12,024
24,821	Super Group, Ltd. *	51,983
8,543	The Foschini Group, Ltd.	86,638
17,171	Truworths International, Ltd.	105,645
26,500	Zhongsheng Group Holdings, Ltd.	10,780

		595,076

Technology Hardware, Storage & Peripherals (4.4%):
57,000	Acer, Inc. *	22,509
4,000	Advantech Co., Ltd.	27,490
8,000	Asustek Computer, Inc.	68,761
3,000	Casetek Holdings, Ltd.	12,868
7,000	Catcher Technology Co., Ltd.	74,828
8,005	Chicony Electronics Co., Ltd.	18,522
14,000	Clevo Co.	15,424
99,970	CMC Magnetics Corp. *	11,924
85,000	Compal Electronics, Inc.	48,354
80,000	Coolpad Group, Ltd. *	15,203
6,060	Foxconn Technology Co., Ltd.	17,506
37,000	Getac Technology Corp.	23,504
11,000	Gigabyte Technology Co., Ltd.	10,450
17,000	High Tech Computer Corp.	33,172
9,000	Inventec Corp.	4,278

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
352	Kona I Co., Ltd.	$13,111
60,000	Lenovo Group, Ltd.	50,948
46,230	Lite-On Technology Corp.	42,260
26,000	Micro-Star International Co., Ltd.	22,103
37,000	Pegatron Corp.	91,157
82,000	Qisda Corp.	25,357
22,000	Quanta Computer, Inc.	38,018
73,000	Ritek Corp. *	6,474
4,031	Samsung Electronics co., Ltd., GDR	1,908,134
22	Samsung Electronics Co., Ltd.	21,161
17,000	TCL Communicatin Technology Holdings, Ltd.	12,290
39,168	Wistron Corp.	20,638

		2,656,444

Textiles, Apparel & Luxury Goods (0.8%):
11,000	Anta Sports Products, Ltd.	28,642
90,000	Belle International Holdings, Ltd.	78,602
150,000	Bosideng International Holdings, Ltd.	13,435
559	CCC SA	24,162
23,000	China Lilang, Ltd.	19,658
2,000	Eclat Textile Co., Ltd.	31,645
7,210	Feng Tay Enterprise Co., Ltd.	44,989
84	Fila Korea, Ltd.	7,071
585	Hansae Co., Ltd.	27,352
51	Ilshin Spinning Co., Ltd.	7,849
377	LF Corp.	10,408
3,104	Makalot Industrial Co., Ltd.	25,582
20,000	Pou Chen Corp.	30,214
12,000	Ruentex Industries, Ltd.	21,319
5,000	Shenzhou International Group	25,844
34,140	Tainan Spinning Co., Ltd.	14,487
13,000	Taiwan Paiho, Ltd.	35,679
337	Youngone Corp.	17,331
264	Youngone Holdings Co., Ltd.	19,083

		483,352

Tobacco (0.3%):
4,100	British American Tobacco Malaysia Berhad	56,383
1,326	KT&G Corp.	125,038
7,000	PT Gudang Garam Tbk	20,087

		201,508

Trading Companies & Distributors (0.3%):
14,421	Barloworld, Ltd.	78,681
126,000	CITIC Resources Holdings, Ltd. *	18,499
447	Daewoo International Corp.	7,868
1,664	Hudaco Industries, Ltd.	13,074
590	LG International Corp.	13,436
2,473	SK Network Co., Ltd.	14,467

		146,025

Transportation Infrastructure (1.5%):
8,500	Airports of Thailand Public Co., Ltd.	65,878
24,150	Bangkok Aviation Fuel Services Public Co., Ltd.	16,647
31,100	Bangkok Expressway Public Co., Ltd.	31,090
20,000	Beijing Capital International Airport Co., Ltd.	18,674
14,000	China Merchants Holdings International Co., Ltd.	41,445
9,700	Companhia de Concessoes Rodoviarias	29,756
48,000	Cosco Pacific, Ltd. (a)	63,176

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
3,700	Ecorodovias Infraestrutura e Logistica SA	$5,741
8,915	Grupo Aeroportuario del Centro Norte, SAb de C.V.	44,290
522	Grupo Aeroportuario del Sureste SAB de C.V., ADR	79,485
12,018	Grupo Aeroporturaio del Pacifico SAB de C.V.	104,521
42,500	Hopewell Highway Infrastructure, Ltd.	21,248
19,750	International Container Terminal Services, Inc.	31,788
16,000	Jiangsu Expressway Co., Ltd., Series H	20,514
24,800	Malaysia Airports Holdings Berhad	29,665
24,684	OHL Mexico SAB de C.V. *	31,837
41,400	PT Jasa Marga Persero Tbk	13,684
20,000	Shenzhen Expressway Co., Ltd.	13,172
29,000	Shenzhen International Holdings, Ltd.	40,010
3,914	TAV Havalimanlari Holding AS	30,760
70,000	Tianjin Port Development Holdings, Ltd.	11,199
29,300	Westports Holding Berhad	28,365
30,000	Yuexiu Transport Infrastructure, Ltd.	18,886
20,000	Zhejiang Expressway Co., Ltd.	21,849

		813,680

Water Utilities (0.4%):
22,000	Beijing Enterprises Water Group, Ltd.	15,468
38,000	China Water Affairs Group, Ltd.	17,606
17,181	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	66,662
64,000	CT Environmental Group, Ltd.	20,161
30,000	Guangdong Investment, Ltd.	44,884
107,500	Manila Water Co.	50,079
95,500	TTW Public Co., Ltd.	28,731

		243,591

Wireless Telecommunication Services (4.9%):
31,000	Advanced Information Service plc	193,352
29,416	America Movil SAB de C.V., Series L, ADR	486,836
65,331	Axiata Group Berhad	86,277
7,027	China Mobile, Ltd., ADR	418,106
13,500	China Mobile, Ltd.	161,129
68,500	DIGI.com Berhad	86,550
18,000	Far EasTone Telecommunications Co., Ltd.	38,866
18,392	Global Telecom Holding, GDR *	22,315
980	Globe Telecom, Inc.	49,461
19,200	Intouch Holdings Public Co., Ltd.	38,528
30,200	Maxis Berhad	45,079
50,253	MTN Group, Ltd. ^	647,432
4,712	Philippine Long Distance Telephone Co., ADR	217,506
45,500	PT Tower Bersama Infrastructure Tbk *	20,394
2,482	SK Telecom Co., Ltd., ADR	60,561
14,000	Taiwan Mobile Co., Ltd.	42,798
6,589	Tim Participacoes SA, ADR	62,266
42,500	Total Access Communication Public Co., Ltd.	67,818
14,907	Turkcell Iletisim Hizmetleri AS, ADR	129,393
8,400	Vimpelcom, Ltd., ADR	34,566

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
6,240	Vodacom Group, Ltd.	$62,063

		2,971,296

Total Common Stocks (Cost $74,739,808)		57,730,524

Preferred Stocks (0.2%):
Metals & Mining (0.2%):
33,755	Vale SA, ADR, 3.88%	113,079

Multiline Retail (0.0%):
3,000	Lojas Americanas SA, 0.31%	12,276

Total Preferred Stocks (Cost $226,250)		125,355

Warrants (0.0%):
Construction & Engineering (0.0%):
13,820	WCT Holdings Berhad *	425

Diversified Telecommunication Services (0.0%):
153,824	Jasmine International *	5,426

Real Estate Management & Development (0.0%):
4,166	Matrix Concepts Holdings Berhad *	1,223

Total Warrants (Cost $–)		7,074

Rights (0.0%):
Capital Markets (0.0%):
364	Mirae Asset Securities Co., Ltd., Expires on 11/06/15*(a)	1,567

Internet Software & Services (0.0%):
129	Pchome Online, Inc. , Expires on 10/02/15*(a)	78

Specialty Retail (0.0%):
2,904	Super Group, Ltd. , Expires on 10/12/15*	723

Total Rights (Cost $–)		2,368

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Mutual Fund (4.0%):
122,048	WisdomTree India Earnings Fund, 0.84%	2,431,196

Total Mutual Fund (Cost $2,647,422)		2,431,196

Securities Held as Collateral for Securities on Loan (8.4%):
$5,103,226	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	5,103,226

Total Securities Held as Collateral for Securities on Loan (Cost $5,103,226)		5,103,226

Unaffiliated Investment Company (0.6%):
382,243	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	382,243

Total Unaffiliated Investment Company (Cost $382,243)		382,243

Total Investment Securities (Cost $83,098,949)(d) - 108.2%		65,781,986
Net other assets (liabilities) - (8.2)%		(4,994,643)

Net Assets - 100.0%		$60,787,343

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Percentages indicated are based on net assets as of September 30, 2015.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $5,091,566.
(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 0.16% of the net assets of the Fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(c)	The rate represents the effective yield at September 30, 2015.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
Bermuda	0.2%
Brazil	5.8%
British Virgin Islands	—	%NM
Cayman Islands	0.4%
Chile	1.4%
China	6.4%
Colombia	0.4%
Egypt	0.3%
Guernsey	—	%NM
Hong Kong	4.6%
India	4.6%
Indonesia	2.3%
Korea, Republic Of	10.7%
Malaysia	4.9%
Mexico	7.3%
Philippines	3.1%
Poland	0.9%
Republic of Korea (South)	2.8%
Russian Federation	0.9%
South Africa	9.9%
Switzerland	0.1%
Taiwan	6.4%
Taiwan, Province of China	2.8%
Taiwan, Province Of China	4.0%
Thailand	5.2%
Turkey	1.2%
Ukraine	—	%NM
United States	13.4%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (32.9%):
Capital Markets (2.9%):
$15,000,000	U.S. Bank NA Cincinnati, Series BKNT, 2.13%, 10/28/19, Callable 9/28/19 @ 100^	$15,111,225

Communications Equipment (2.9%):
14,000,000	Cisco Systems, Inc., 4.45%, 1/15/20	15,422,694

Consumer Finance (2.8%):
15,000,000	Toyota Motor Credit Corp., 2.15%, 3/12/20	15,032,550

Diversified Financial Services (3.7%):
4,250,000	Berkshire Hathaway, Inc., 2.10%, 8/14/19^	4,324,316
15,114,000	General Electric Capital Corp., Series G, 2.20%, 1/9/20, Callable 12/9/19 @ 100^	15,324,039

		19,648,355

Industrial Conglomerates (1.0%):
5,053,000	3M Co., 1.63%, 6/15/19, MTN	5,075,415

IT Services (2.9%):
15,000,000	IBM Corp., 1.95%, 2/12/19^	15,157,860

Oil, Gas & Consumable Fuels (5.9%):
16,000,000	Chevron Corp., 1.96%, 3/3/20, Callable 2/3/20 @ 100	15,933,152
15,331,000	Exxon Mobil Corp., 1.91%, 3/6/20, Callable 2/6/20 @ 100	15,426,573

		31,359,725

Pharmaceuticals (6.0%):
2,000,000	Merck & Co., Inc., 5.00%, 6/30/19	2,228,086
13,500,000	Merck & Co., Inc., 1.85%, 2/10/20^	13,530,132
16,000,000	Pfizer, Inc., 2.10%, 5/15/19^	16,229,152

		31,987,370

Software (1.9%):
10,000,000	Microsoft Corp., 1.85%, 2/12/20, Callable 1/12/20 @ 100	10,062,970

Technology Hardware, Storage & Peripherals (2.9%):
15,000,000	Apple, Inc., 2.10%, 5/6/19	15,232,155

Total Corporate Bonds (Cost $174,176,006)		174,090,319

Yankee Dollars (65.6%):
Banks (24.4%):
5,250,000	Australia & New Zealand Banking Group, Ltd., 2.25%, 6/13/19	5,302,532
8,000,000	Australia & New Zealand Banking Group, Ltd., Registered Shares, 5.10%, 1/13/20	8,948,504
15,000,000	Bank Nederlandse Gemeenten NV, Registered Shares, 1.88%, 6/11/19	15,264,480
2,568,000	Commonwealth Bank of Australia, 2.30%, 9/6/19	2,577,378
12,000,000	Commonwealth Bank of Australia NY, Series G, 2.30%, 3/12/20	12,037,116
8,265,000	Japan Bank for International Cooperation, Series DTC, 1.75%, 5/29/19	8,333,318

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$7,810,000	National Australia Bank Ltd., Registered Shares, 2.25%, 7/1/19	$7,851,510
3,000,000	Nordea Bank AB, Registered Shares, 4.88%, 1/27/20	3,318,897
8,000,000	NRW.Bank, Series E, 2.00%, 9/23/19	8,130,904
15,000,000	Oesterreichische Kontrollbank AG, 1.38%, 2/10/20	14,923,020
7,000,000	Royal Bank of Canada, Series G, 2.15%, 3/15/19	7,085,463
9,000,000	Royal Bank of Canada, Series G, 2.15%, 3/6/20^	9,022,023
10,630,000	Svenska Handelsbanken AB, 2.50%, 1/25/19	10,892,338
5,000,000	Toronto-Dominion Bank (The), Series BKNT, 2.13%, 7/2/19	5,026,710
8,411,000	Toronto-Dominion Bank (The), 2.25%, 11/5/19	8,461,155
2,000,000	Westpac Banking Corp., 2.30%, 5/26/20^	2,010,804

		129,186,152

Diversified Financial Services (26.7%):
13,000,000	Asian Development Bank, Series G, 1.75%, 3/21/19	13,237,289
15,000,000	Council of Europe Development Bank, 1.75%, 11/14/19^	15,214,020
15,650,000	Dexia Credit Local SA NY, Registered Shares, 1.88%, 1/29/20	15,629,311
15,000,000	European Investment Bank, 1.75%, 6/17/19	15,236,160
15,000,000	Japan Finance Organization for Municipalities, Registered Shares, 2.13%, 3/6/19	15,229,665
13,150,000	Kommunalbanken AS, Registered Shares, 1.50%, 10/22/19	13,172,579
15,000,000	Kommuninvest I Sverige AB, Registered Shares, 2.00%, 11/12/19	15,317,745
7,000,000	Municipality Finance plc, Registered Shares, 1.75%, 5/21/19	7,096,894
15,000,000	Nederlandse Waterschapsbank NV, Registed Shares, 1.75%, 9/5/19	15,202,964
6,903,000	Shell International Finance BV, 4.30%, 9/22/19	7,516,615
4,845,000	Shell International Finance BV, 4.38%, 3/25/20	5,318,846
2,700,000	Shell International Finance BV, 2.13%, 5/11/20	2,702,795

		140,874,883

Oil, Gas & Consumable Fuels (2.8%):
15,000,000	Statoil ASA, 2.25%, 11/8/19	15,131,505

Sovereign Bonds (11.7%):
15,000,000	KFW, 1.88%, 4/1/19	15,331,065
16,000,000	Land Nordrhein-Westfalen, 1.63%, 1/22/20	16,023,872
15,150,000	Province of Manitoba Canada, 1.75%, 5/30/19^	15,246,081

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds, continued
$14,000,000	Province of Ontario, 4.00%, 10/7/19	$15,264,340

		61,865,358

Total Yankee Dollars (Cost $346,402,808)		347,057,898

Securities Held as Collateral for Securities on Loan (6.6%):
$34,781,080	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	34,781,080

Total Securities Held as Collateral for Securities on Loan (Cost $34,781,080)		34,781,080

Unaffiliated Investment Company (0.1%):
738,604	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	738,604

Total Unaffiliated Investment Company (Cost $738,604)		738,604

Total Investment Securities (Cost $556,098,498)(c) - 105.2%		556,667,901
Net other assets (liabilities) - (5.2)%		(27,509,947)

Net Assets - 100.0%		$529,157,954

Percentages indicated are based on net assets as of September 30, 2015.

MTN	-	Medium Term Note

^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $33,708,641.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(b)	The rate represents the effective yield at September 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
Australia	7.0%
Austria	2.7%
Canada	10.8%
Finland	1.3%
France	2.8%
Germany	7.1%
Japan	4.2%
Netherlands	8.3%
Norway	5.1%
SNAT	7.8%
Sweden	5.3%
United States	37.6%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (1.2%):
42,107	BAE Systems plc	$285,825
6,994	CAE, Inc.	74,118
59,643	Cobham plc	258,237
504	Elbit Systems, Ltd.	37,308
3,429	European Aeronautic Defence & Space Co. NV	203,652
7,205	Finmeccanica SpA *	90,425
26,648	Meggitt plc	192,375
1,077	MTU Aero Engines AG	89,949
12,760	QinetiQ Group plc	43,593
17,470	Rolls-Royce Holdings plc	179,359
2,744	Saab AB	73,576
1,274	Safran SA	96,119
21,867	Senior plc	83,293
17,700	Singapore Technologies Engineering, Ltd.	37,163
1,426	Thales SA	99,339
2,264	Ultra Electronics Holdings plc	58,716
5,412	Zodiac Aerospace	123,869

		2,026,916

Air Freight & Logistics (0.2%):
9,986	Bollore, Inc.	48,684
1,363	BPOST SA	32,360
7,375	Deutsche Post AG	204,098
3,829	Mainfreight, Ltd.	37,097
1,146	Oesterreichische Post AG	39,370
354	Panalpina Welttransport Holdings	38,759
15,641	PostNL NV *	57,109
22,984	Royal Mail plc	159,783
33,900	Singapore Post, Ltd.	40,408
2,700	Yamato Holdings Co., Ltd.	51,777

		709,445

Airlines (0.1%):
4,229	Air France-KLM *	29,519
26,921	Air New Zealand, Ltd.	42,355
40,000	Cathay Pacific Airways, Ltd.	75,362
4,597	Deutsche Lufthansa AG, Registered Shares *	63,806
2,130	easyJet plc	57,395
13,156	International Consolidated Airlines Group SA *	117,388
30,556	Qantas Airways, Ltd. *	79,983
6,500	Singapore Airlines, Ltd.	48,975

		514,783

Auto Components (2.3%):
6,300	Aisin Sieki Co., Ltd.	211,921
167	Autoneum Holding AG	30,448
910	Brembo SpA	35,276
4,500	Bridgestone Corp.	156,466
10,000	Calsonic Kansei Corp.	75,448
2,467	CIE Automotive SA	34,430
6,152	Compagnie Generale des Establissements Michelin SCA, Class B	561,334
485	Continental AG	103,015
4,100	Denso Corp.	173,840
1,800	Eagle Industry Co., Ltd.	32,270
1,724	ElringKlinger AG	33,129
1,700	Exedy Corp.	37,856
2,283	Faurecia	71,158
70,607	GKN plc	287,189
874	Grammer AG	19,961
2,500	Keihin Corp.	35,531
1,600	Koito Manufacturing Co., Ltd.	52,483
11,000	KYB Co., Ltd.	29,177

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
1,768	Leoni AG	$94,083
919	Linamar Corp.	48,178
2,972	Magna International, Inc., ADR	142,686
2,966	Martinrea International, Inc.	23,474
2,000	Mitsuba Corp.	26,946
517	Montupet SA	30,424
35,000	Nexteer Automotive Group, Ltd.	35,453
2,300	NGK Spark Plug Co., Ltd.	52,821
7,300	NHK SPRING Co., Ltd.	70,968
1,800	Nifco, Inc./Japan	61,783
2,500	Nissin Kogyo Co., Ltd.	37,581
1,400	NOK Corp.	30,314
7,019	Nokian Renkaat OYJ	227,516
2,024	Plastic Omnium SA	46,392
2,184	Saf-Holland SA	28,779
8,000	Sanden Holdings Corp.	25,046
2,500	Stanley Electric Co., Ltd.	50,086
17,200	Sumitomo Electric Industries, Ltd.	221,006
5,700	Sumitomo Rubber Industries, Ltd.	79,296
2,500	Tokai Rika Co., Ltd.	51,825
2,500	Topre Corp.	48,396
4,600	Toyo Tire & Rubber Co., Ltd.	99,923
3,200	Toyoda Gosei Co., Ltd.	63,193
3,500	Toyota Boshoku Corp.	59,716
1,500	TPR Co., Ltd.	34,345
2,400	TS Tech Co., Ltd.	65,729
2,000	Unipres Corp.	38,272
767	Valeo SA	103,859
82,000	Xinyi Glass Holdings, Ltd.	37,061
6,500	Yokohama Rubber Co., Ltd. (The)	114,882

		4,030,965

Automobiles (3.6%):
5,703	Bayerische Motoren Werke AG (BMW)	504,573
6,300	Daihatsu Motor Co., Ltd. ^	73,134
13,547	Daimler AG	981,927
2,700	Fuji Heavy Industries, Ltd.	97,716
21,900	Honda Motor Co., Ltd.	653,112
8,600	Isuzu Motors, Ltd.	86,670
17,300	Mazda Motor Corp.	274,686
20,100	Mitsubishi Motors Corp.	154,038
39,800	Nissan Motor Co., Ltd.	366,662
2,900	Nissan Shatai Co., Ltd.	32,297
10,721	PSA Peugeot Citroen SA *	161,952
2,159	Renault SA	155,082
5,000	Suzuki Motor Corp.	154,511
36,500	Toyota Motor Corp.	2,146,993
557	Volkswagen AG	65,415
3,300	Yamaha Motor Co., Ltd.	66,566

		5,975,334

Banks (11.5%):
14,000	77th Bank	79,754
12,000	Aomori Bank, Ltd. (The)	38,826
12,000	Aozora Bank, Ltd.	41,726
21,973	Australia & New Zealand Banking Group, Ltd.	420,815
12,000	Awa Bank, Ltd. (The)	69,398
23,992	Banca Popolare dell’Emilia Romarna	198,360
205,446	Banca Popolare di Milano SCARL(BPML)	203,039
22,808	Banca Popolare di Sondrio SCARL	104,689
44,153	Banco Bilbao Vizcaya Argentaria SA	374,461
59,316	Banco de Sabadell SA	108,947

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
12,627	Banco Popolare SC *	$186,767
23,423	Banco Popular Espanol SA (a)	85,408
104,491	Banco Santander SA	556,334
15,108	Bank Hapoalim BM	76,091
18,886	Bank Leumi Le-Israel Corp. *	70,577
23,843	Bank of East Asia, Ltd. (The)	80,441
1,217	Bank of Georgia Holdings	33,273
426,400	Bank of Ireland *	165,983
900	Bank of Iwate, Ltd. (The)	40,893
6,000	Bank of Kyoto, Ltd. (The)	61,258
5,014	Bank of Montreal	273,514
9,000	Bank of Nagoya, Ltd. (The)	34,664
9,926	Bank of Nova Scotia	437,538
1,100	Bank of Okinawa, Ltd. (The)	45,442
11,648	Bank of Queensland, Ltd.	95,215
15,000	Bank of Yokohama, Ltd. (The)	91,398
26,561	Bankia SA	34,415
20,189	Bankinter SA ^	148,475
145	Banque Cantonale Vaudoise, Registered Shares	85,693
22,878	Barclays plc, ADR	338,137
14,491	Bendigo & Adelaide Bank, Ltd.	101,128
206	Berner Kantonalbank AG	38,487
11,251	BNP Paribas SA	662,467
51,542	BOC Hong Kong Holdings, Ltd.	152,474
1,553	Canadian Imperial Bank of Commerce	111,754
2,853	Canadian Western Bank	50,226
11,000	Chiba Bank, Ltd. (The)	78,299
5,500	Chugoku Bank, Ltd. (The)	81,921
25,000	Chuo Mitsui Trust Holdings, Inc.	92,225
13,092	Commerzbank AG *	137,796
8,865	Commonwealth Bank of Australia	456,004
7,683	Credit Agricole SA	88,147
4,185	Credito Emiliano SpA	28,797
55,201	Credito Valtellinese SC *	71,398
23,562	Criteria Caixacorp SA (a)	90,815
19,600	Dah Sing Banking Group, Ltd.	36,110
6,800	Dah Sing Financial Holdings, Ltd.	37,382
17,000	Daishi Bank, Ltd. (The)	80,209
4,394	Danske Bank A/S	132,922
6,700	DBS Group Holdings, Ltd.	76,567
3,214	DnB NOR ASA	41,900
3,122	Erste Group Bank AG *	90,753
2,598	First International Bank of Israel	32,336
13,000	Fukuoka Financial Group, Inc.	62,046
15,000	Gunma Bank, Ltd. (The)	95,937
8,000	Hachijuni Bank, Ltd. (The)	56,587
2,805	Hang Seng Bank, Ltd.	50,631
18,000	Hiroshima Bank, Ltd. (The)	104,326
15,000	Hokkoku Bank, Ltd. (The)	61,015
43,000	Hokuhoku Financial Group, Inc.	98,984
10,759	HSBC Holdings plc, ADR	407,551
13,000	Hyakugo Bank, Ltd. (The)	62,869
13,000	Hyakujushi Bank, Ltd. (The)	47,021
31,687	ING Groep NV	449,780
72,699	Intesa Sanpaolo SpA	256,715
33,767	Isreal Discount Bank *	61,754
3,400	Iyo Bank, Ltd. (The)	39,206
11,000	Joyo Bank, Ltd. (The)	58,130
17,000	Juroku Bank, Ltd. (The)	74,654
2,247	Jyske Bank A/S *	124,540
9,000	Kagoshima Bank, Ltd. (The)	72,780
3,747	KBC Groep NV	236,264
13,000	Keiyo Bank, Ltd. (The)	69,434

Shares		Fair Value
Common Stocks, continued
Banks, continued
3,500	Kiyo Bank, Ltd. (The)	$56,285
836	Laurentian Bank of Canada	31,534
107,794	Lloyds TSB Group plc, ADR	495,851
95	Luzerner Kantonalbank AG ^	34,633
132,600	Mitsubishi UFJ Financial Group, Inc.	801,517
8,000	Miyazaki Bank, Ltd. (The)	27,247
3,289	Mizrahi Tefahot Bank, Ltd.	38,912
305,700	Mizuho Financial Group, Inc.	574,286
1,700	Musashino Bank, Ltd. (The)	61,296
13,000	Nanto Bank, Ltd. (The)	41,140
20,187	National Australia Bank, Ltd.	428,258
4,237	National Bank of Canada	135,274
12,974	Natixis	71,678
25,000	Nishi-Nippon City Bank, Ltd. (The)	68,856
24,822	Nordea Bank AB	277,301
16,100	North Pacific Bank, Ltd.	64,013
15,000	Ogaki Kyoritsu Bank, Ltd. (The)	59,450
19,052	Oversea-Chinese Banking Corp., Ltd.	117,990
2,199	Raiffeisen International Bank-Holding AG *	28,809
29,500	Resona Holdings, Inc.	150,741
169	Ringkjoebing Landbobank A/S	37,694
8,062	Royal Bank of Canada	445,425
6,584	Royal Bank of Scotland, ADR *	62,811
10,200	Senshu Ikeda Holdings, Inc.	44,375
7,100	Seven Bank, Ltd.	30,886
13,000	Shiga Bank, Ltd. (The) ^	66,332
25,000	Shinsei Bank, Ltd.	51,647
10,000	Shizuoka Bank, Ltd. (The)	100,228
17,110	Skandinaviska Enskilda Banken AB, Class A	182,917
7,945	Societe Generale	355,366
4,365	Spar Nord Bank A/S	49,803
121	St. Galler Kantonalbank AG	44,261
16,538	Standard Chartered plc	160,754
13,500	Sumitomo Mitsui Financial Group, Inc.	513,975
11,115	Svenska Handelsbanken AB, A Shares	159,728
6,472	Swedbank AB, A Shares	143,189
3,167	Sydbank A/S	120,692
12,000	Toho Bank, Ltd. (The)	44,470
7,500	Tomony Holdings, Inc.	29,276
10,079	Toronto-Dominion Bank (The)	397,314
31,027	UBI Banca - Unione di Banche Italiane SCPA	220,126
32,600	UniCredit SpA	203,155
8,100	United Overseas Bank, Ltd.	105,701
404	Valiant Holding AG	46,738
10,095	Westpac Banking Corp.	212,153
8,000	Yamagata Bank, Ltd. (The)	31,946
9,000	Yamaguchi Financial Group, Inc.	110,531
9,000	Yamanashi Chuo Bank, Ltd. (The)	46,967
8	Zuger Kantonalbank AG	36,639

		17,462,042

Beverages (1.5%):
6,139	A.G. Barr plc	48,758
3,231	Anheuser-Busch InBev NV	343,149
2,300	Asahi Breweries, Ltd.	74,860
8,796	Britvic plc	90,428
8,711	C&C Group plc	34,512
1,347	Carlsberg A/S, Class B	103,676
5,367	Coca-Cola Amatil, Ltd.	33,997
2,600	Coca-Cola East Japan Co., Ltd.	42,098

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Beverages, continued
7,048	Coca-Cola HBC AG	$149,421
2,500	Coca-Cola West Co., Ltd.	48,777
2,046	Cott Corp.	22,111
4,973	Davide Campari - Milano SpA	39,675
4,154	Diageo plc, ADR	447,759
1,553	Heineken NV	125,687
2,200	ITO EN, Ltd.	46,148
10,600	Kirin Holdings Co., Ltd.	139,645
495	Pernod Ricard SA	49,979
1,755	Royal Unibrew A/S	65,813
3,597	SABMiller plc	203,795
20,000	Sapporo Breweries, Ltd.	78,097
1,000	Suntory Beverage & Food, Ltd.	38,488
5,700	Takara Holdings, Inc.	34,317
21,206	Treasury Wine Estates, Ltd.	97,992

		2,359,182

Biotechnology (0.2%):
836	Actelion, Ltd., Registered Shares	106,378
831	Bavarian Nordic A/S *	32,966
1,882	CSL, Ltd.	118,553
495	Genmab A/S *	45,510
1,727	Genus plc	37,157
1,261	Grifols SA	52,155
1,934	Sirtex Medical, Ltd.	44,795

		437,514

Building Products (1.0%):
1,800	AICA Kogyo Co., Ltd.	36,180
22,000	Asahi Glass Co., Ltd.	129,145
3,786	Assa Abloy AB, Class B	68,024
15	Belimo Holding AG, Registered Shares	31,584
11,000	Central Glass Co., Ltd.	48,355
15,925	Compagnie de Saint-Gobain SA	691,719
1,500	Daikin Industries, Ltd.	84,349
371	Geberit AG, Registered Shares	113,624
8,263	Kingspan Group plc	199,288
4,500	Lixil Group Corp.	91,533
1,573	Nibe Industrier AB ^	46,181
276	Rockwool International A/S	39,402
11,100	Sanwa Holdings Corp.	76,510
44	Schweiter Technologies AG	35,542
3,000	Takara Standard Co., Ltd.	21,344
2,500	TOTO, Ltd.	78,262
2,051	Uponor OYJ	26,693

		1,817,735

Capital Markets (2.3%):
7,367	Aberdeen Asset Management plc	33,128
11,432	Ashmore Group plc	42,715
851	Avanza Bank Holding AB	34,971
3,389	Azimut Holding SpA	72,930
1,975	Banca Generali SpA	55,784
7,356	BHF Kleinwort Benson Group SA *	43,896
16,820	Brewin Dolphin Holdings plc	65,512
2,455	CI Financial Corp.	55,749
5,744	Close Brothers Group plc	129,956
11,004	Credit Suisse Group AG	264,812
15,000	Daiwa Securities Group, Inc.	97,224
4,489	Deutsche Bank AG, Registered Shares	120,671
6,978	Deutsche Bank AG, Registered Shares	188,127
2,513	EFG International AG	26,816
7,427	GAM Holding AG	131,097
4,000	Guoco Group, Ltd.	46,057

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
5,422	Hargreaves Lansdown plc	$99,260
30,449	Henderson Group plc	120,343
25,228	ICAP plc	174,865
1,056	IGM Financial, Inc.	26,798
18,343	Investec plc	140,582
4,534	IOOF Holdings, Ltd.	27,423
3,026	Julius Baer Group, Ltd.	137,720
11,382	Jupiter Fund Management plc	74,828
3,369	Macquarie Group, Ltd.	183,103
2,210	Magellan Financial Group, Ltd.	29,599
63,933	Man Group plc	148,740
21,715	Mediobanca SpA	213,606
25,400	Nomura Holdings, Inc.	147,395
172	Partners Group Holding AG	58,456
1,109	Perpetual, Ltd.	30,975
5,913	Platinum Asset Management, Ltd.	28,321
9,785	Ratos AB, B Shares	59,059
8,000	SBI Holdings, Inc.	90,492
983	Schroders plc	41,825
38,000	Sun Hung Kai Properties, Ltd.	26,025
7,500	Tokai Tokyo Financial Holdings, Inc.	44,517
14,284	Tullett Prebon plc	80,948
3,019	UBS Group AG	55,912
21,887	UBS Group AG	405,716
1,234	Vontobel Holding AG	62,644

		3,918,597

Chemicals (4.9%):
3,000	Adeka Corp.	38,400
705	Agrium, Inc.	63,098
2,015	Air Liquide SA	238,754
8,000	Air Water, Inc.	120,663
4,623	AkzoNobel NV	300,519
13,136	Alent plc	96,687
2,506	Arkema, Inc.	162,606
19,000	Asahi Kasei Corp.	134,144
6,435	BASF SE	490,978
1,529	Christian Hansen Holding A/S	85,636
15,093	Clariant AG	254,907
2,901	Croda International plc	119,131
7,400	Daicel Chemical Industries, Ltd.	91,040
41,000	Dainippon Ink & Chemicals, Inc.	92,116
21,000	Denki Kagaku Kogyo Kabushiki Kaisha	83,050
11,715	DuluxGroup, Ltd.	44,089
88	EMS-Chemie Holding AG	36,293
8,260	Essentra plc	98,431
905	Frutarom Industries, Ltd.	34,277
1,212	Fuchs Petrolub SE	53,486
78	Givaudan SA, Registered Shares	127,135
4,570	Hexpol AB	51,134
2,000	Hitachi Chemical Co., Ltd.	27,656
53,574	Incitec Pivot, Ltd.	147,047
5,044	Israel Chemicals, Ltd.	26,018
2,505	Johnson Matthey plc	93,035
3,100	JSR Corp.	44,791
6,047	K+S AG, Registered Shares	202,094
12,000	Kaneka Corp.	88,722
2,000	Kansai Paint Co., Ltd.	27,349
5,351	Kemira OYJ ^	61,873
1,998	Koninklijke DSM NV	92,250
1,518	Koninklijke Ten Cate NV	41,170
5,700	Kuraray Co., Ltd.	71,202
3,857	Lanxess AG	180,183
1,595	Linde AG	258,344
1,700	Lintec Corp.	35,847

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
1,559	Methanex Corp.	$51,696
49,400	Mitsubishi Chemical Holdings Corp.	259,146
15,000	Mitsubishi Gas Chemical Co., Inc.	69,395
34,000	Mitsui Chemicals, Inc.	109,316
3,600	Nihon Parkerizing Co., Ltd.	29,579
8,000	Nippon Kayaku Co., Ltd.	83,323
1,200	Nippon Shokubai Co., Ltd.	81,773
8,000	Nippon Soda Co., Ltd.	45,720
2,300	Nissan Chemical Industries, Ltd.	50,645
2,100	Nitto Denko Corp.	126,144
7,000	NOF Corp. ^	48,233
3,112	Novozymes A/S, B Shares	135,918
7,758	Nufarm, Ltd./Australia	44,433
13,729	Orica, Ltd.	145,382
4,755	Potash Corp. of Saskatchewan, Inc.	97,715
2,500	Shin-Etsu Chemical Co., Ltd.	128,514
60,000	Showa Denko K.K.	66,072
1,083	Solvay SA	110,683
11,000	Sumitomo Bakelite Co., Ltd.	40,490
68,000	Sumitomo Chemical Co., Ltd.	345,449
1,299	Symrise AG	78,023
1,106	Syngenta AG, Registered Shares	355,338
16,458	Synthomer plc	84,844
2,900	Taiyo Nippon Sanso Corp.	27,629
48,000	Teijin, Ltd.	146,149
1,223	Tessenderlo Chemie NV *	35,865
6,500	Toagosei Co., Ltd.	47,321
12,000	Tokai Carbon Co., Ltd.	28,859
11,000	Toray Industries, Inc.	95,346
27,000	Tosoh Corp.	130,734
11,000	Toyo Ink SC Holdings Co., Ltd.	40,306
46,000	Toyobo Co., Ltd.	62,631
52,000	Ube Industries, Ltd.	91,102
3,768	Umicore	145,187
3,818	Victrex plc	102,626
597	Wacker Chemie AG	45,250
678	Yara International ASA	27,103
10,000	Zeon Corp.	79,150

		7,907,244

Commercial Services & Supplies (1.7%):
9,046	Aggreko plc	130,451
8,204	Babcock International Group plc	113,472
9,741	Berendsen plc	148,089
2,530	Bilfinger SE	93,667
1,670	Black Diamond Group, Ltd.	10,413
14,490	Brambles, Ltd.	99,317
3,615	Caverion Corp.	36,207
10,000	Dai Nippon Printing Co., Ltd.	97,254
4,203	De La Rue plc	30,696
19,612	Downer EDI, Ltd.	46,137
4,009	Edenred	65,570
54,731	G4S plc	191,376
1,369	Gategroup Holding AG	46,217
14,558	HomeServe plc	89,486
2,747	Intrum Justitia AB	95,061
81	Kaba Holding AG	49,810
3,900	Kokuyo Co., Ltd.	41,619
2,256	Lassila & Tikanoja OYJ	45,277
3,541	Loomis AB	92,894
5,449	Mears Group plc	31,826
7,616	Mineral Resources, Ltd.	22,099
15,147	Mitie Group plc	70,077
2,100	Nissha Printing	40,075
2,100	Park24 Co., Ltd.	39,515
2,696	PayPoint plc	41,707

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,400	Pilot Corp.	$58,056
4,268	Progressive Waste Solutions, Ltd.	112,761
7,569	Prosegur Compania de Seguridad SA	36,455
34,804	Regus plc	161,742
58,477	Rentokil Initial plc	130,423
9,539	RPS Group plc	32,511
1,000	SECOM Co., Ltd.	60,267
9,943	Securitas AB, B Shares	121,629
22,019	Shanks Group plc	30,592
468	Societe BIC SA	72,744
2,900	Toppan Forms Co., Ltd.	34,568
10,000	Toppan Printing Co., Ltd.	80,709
3,070	Transcontinental, Inc.	43,716
71,156	Transpacific Industries Group	34,043

		2,778,528

Communications Equipment (0.2%):
2,052	Ascom Holding AG	37,852
4,000	Hitachi Kokusai Electric, Inc.	42,439
3,860	Mitel Networks Corp. *	24,879
21,948	Nokia OYJ	150,354
26,263	Spirent Communications plc	30,030
17,805	Telefonaktiebolaget LM Ericsson, B Shares	175,442
3,500	VTech Holdings, Ltd.	41,620

		502,616

Construction & Engineering (1.9%):
10,450	Abengoa SA	9,664
1,813	ACS, Actividades de Construccion y Servicios SA	52,129
3,353	Aecon Group, Inc.	34,151
3,006	Arcadis NV	70,717
4,202	Astaldi SpA	38,363
838	Badger Daylighting, Ltd.	12,247
30,922	Balfour Beatty plc	117,884
4,715	Bouygues SA	167,785
7,304	Carillion plc ^	33,419
337	CIE d’Entreprises CFE SA	42,714
2,966	Cimic Group, Ltd.	49,035
3,800	ComSys Holdings Corp.	45,395
2,232	Eiffage SA	137,982
2,028	Ferrovial SA	48,413
2,220	FLSmidth & Co. A/S ^	73,824
3,001	Fomento de Construcciones y Contratas SA *	22,199
3,623	Galliford Try plc	87,284
9,600	Hazama Ando Corp.	61,511
1,132	Hochtief AG	94,234
706	Implenia AG	34,971
4,047	Interserve plc	35,219
5,000	JGC Corp.	66,500
11,000	Kajima Corp.	58,570
6,000	Kandenko Co., Ltd.	38,901
3,320	Keller Group plc	43,484
6,038	Kier Group plc ^	123,404
6,000	Kinden Corp.	76,309
13,092	Koninklijke BAM Groep NV *	61,119
1,313	Koninklijke Boskalis Westminster NV	57,474
13,000	Kumagai Gumi Co., Ltd.	40,812
3,300	Kyowa Exeo Corp.	31,989
5,000	Maeda Corp.	36,615
3,000	Maeda Road Construction Co., Ltd.	52,643
3,300	Mirait Holdings Corp.	29,984

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
5,275	Monadelphous Group, Ltd.	$22,819
2,759	NCC AB ^	83,290
3,000	Nippo Corp.	51,048
15,000	Nishimatsu Construction Co., Ltd.	62,342
9,000	Obayashi Corp.	76,902
1,621	Obrascon Huarte Lain SA	21,329
10,000	Okumura Corp.	53,552
5,593	Outotec OYJ ^	20,722
9,343	Peab AB	64,887
9,700	Penta-Ocean Construction Co., Ltd.	45,662
8,293	Sacyr SA	18,330
12,041	Salini Impregilo SpA	45,894
8,000	Shimizu Corp.	68,870
4,999	Skanska AB, Class B	98,203
5,048	SNC-Lavalin Group, Inc.	143,688
25,700	Sumitomo Mitsui Construction	31,178
8,000	TAISEI Corp.	52,340
11,000	Toda Corp.	48,853
7,100	United Engineers, Ltd.	9,629
3,316	Vinci SA	210,838
2,228	WSP Global, Inc.	75,207
5,431	YIT OYJ	29,818

		3,322,345

Construction Materials (0.9%):
20,647	Adelaide Brighton, Ltd.	63,235
25,027	Boral, Ltd.	92,723
3,157	Brickworks, Ltd.	34,489
4,153	Buzzi Unicem SpA	69,590
6,949	CRH plc, ADR	184,427
22,791	CSR, Ltd.	46,582
12,804	Fletcher Building, Ltd.	55,786
1,996	HeidelbergCement AG	136,662
3,585	Holcim, Ltd., Registered Shares	188,389
1,121	Imerys SA	72,051
9,660	Italcementi SpA	106,994
7,436	James Hardie Industries SE	89,722
2,481	LafargeHolcim, Ltd., Registered Shares *	129,616
20,000	Sumitomo Osaka Cement Co., Ltd.	71,073
40,000	Taiheiyo Cement Corp.	120,365
767	Vicat	47,878

		1,509,582

Consumer Finance (0.0%):
2,700	Hitachi Capital Corp.	66,068

Containers & Packaging (0.6%):
11,159	Amcor, Ltd.	103,638
5,621	BillerudKorsnas AB	81,105
356	CCL Industries, Inc.	49,981
42,670	DS Smith plc	254,873
1,400	FP Corp.	51,919
1,100	Fuji Seal International, Inc.	31,779
2,623	Huhtamaki OYJ	80,215
2,589	Intertape Polymer Group, Inc.	27,689
314	Mayr Melnhof Karton AG	36,241
11,000	Rengo Co., Ltd.	42,624
12,016	RPC Group plc	115,413
10,558	Smurfit Kappa Group plc	283,811
5,600	Toyo Seikan Kaisha, Ltd.	89,009
120	Vidrala SA	5,635

		1,253,932

Distributors (0.1%):
2,000	Canon Marketing Japan, Inc.	29,710
1,179	D’ieteren SA/NV	45,475
8,231	Inchcape plc	89,743

Shares		Fair Value
Common Stocks, continued
Distributors, continued
370	Uni-Select, Inc.	$16,749

		181,677

Diversified Consumer Services (0.0%):
2,500	Benesse Holdings, Inc.	67,025
1,861	Dignity plc	67,058
3,169	EnerCare, Inc.	33,440
3,457	InvoCare, Ltd.	26,398
13,423	Slater & Gordon, Ltd.	28,000

		221,921

Diversified Financial Services (0.8%):
1,242	Ackermans & Van Haaren NV	181,881
1,083	ASX, Ltd.	28,878
2,585	Bolsas y Mercados Espanoles	87,360
2,300	Century Tokyo Leasing Corp.	66,712
10,311	Challenger, Ltd.	51,824
1,634	Deutsche Boerse AG	140,651
122,000	First Pacific Co., Ltd.	74,750
4,909	Hong Kong Exchanges & Clearing, Ltd.	112,958
16,331	IG Group Holdings plc	190,475
5,400	Japan Exchange Group, Inc.	79,230
3,928	London Stock Exchange Group plc	144,140
772	Onex Corp.	44,569
9,000	Singapore Exchange, Ltd.	44,550
1,125	TMX Group, Ltd.	39,509

		1,287,487

Diversified Telecommunication Services (2.7%):
974	BCE, Inc.	39,895
5,708	Belgacom SA	196,700
20,307	Bezeq Israeli Telecommunication Corp., Ltd. (The)	38,864
29,763	BT Group plc	189,359
174,601	Cable & Wireless Communications plc	146,678
18,127	Chorus, Ltd. *	30,952
94,000	CITIC Telecom International Holdings, Ltd.	32,356
21,752	Deutsche Telekom AG, Registered Shares	386,110
4,973	Elisa OYJ	168,324
31,120	France Telecom SA	470,591
88,000	Hutchison Telecommunications Holdings, Ltd.	35,457
271	Iliad SA	54,862
16,506	Inmarsat plc	245,646
25,274	KCOM Group plc	34,060
53,529	Koninklijke (Royal) KPN NV ^	200,629
4,648	M2 Group, Ltd.	31,038
1,947	Manitoba Telecom Services, Inc.	41,003
3,000	Nippon Telegraph & Telephone Corp.	105,372
275,553	PCCW, Ltd.	141,837
37,800	Singapore Telecommunications, Ltd.	95,911
230	Swisscom AG, Registered Shares	115,013
18,712	Talktalk Telecom Group plc	89,142
28,144	TDC A/S	145,249
61,847	Telecom Corp. of New Zealand, Ltd.	117,849
348,838	Telecom Italia SpA *^	428,864
8,067	Telefonica Deutschland Holding AG	49,229
19,104	Telefonica SA	231,528
3,069	Telenor ASA	57,430
43,030	TeliaSonera AB	232,142
17,092	Telstra Corp., Ltd.	67,455

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
5,346	TPG Telecom, Ltd.	$40,853

		4,260,398

Electric Utilities (1.3%):
1,357	Acciona SA	96,127
30,714	AusNet Services	29,496
4,909	Cheung Kong Infrastructure Holdings, Ltd.	44,034
4,700	Chubu Electric Power Co., Inc.	69,509
2,800	Chugoku Electric Power Co., Inc. (The)	38,671
8,064	CLP Holdings, Ltd.	68,774
16,344	Contact Energy, Ltd.	51,822
3,575	Electricite de France	63,142
1,039	Elia System Operator SA/NV	50,574
25,102	Enel SpA	112,232
1,542	Fortis, Inc.	44,112
4,466	Fortum OYJ	66,186
53,000	HK Electric Investments, Ltd.	37,779
4,200	Hokkaido Electric Power Co., Inc. *	40,987
3,200	Hokuriku Electric Power Co.	43,140
5,961	Hongkong Electric Holdings, Ltd.	56,532
92,432	Iberdrola SA	614,931
17,287	Infratil, Ltd.	33,889
5,100	Kansai Electric Power Co., Inc. (The) *	57,097
3,800	Kyushu Electric Power Co., Inc. *	41,453
1,090	Red Electrica Corporacion SA	90,536
6,899	Scottish & Southern Energy plc	156,433
3,300	Shikoku Electric Power Co., Inc.	53,994
39,538	Spark Infrastructure Group	51,973
7,844	Terna SpA	38,184
3,400	Tohoku Electric Power Co., Inc.	46,294
10,200	Tokyo Electric Power Co., Inc. (The) *	68,454

		2,166,355

Electrical Equipment (1.4%):
35,816	ABB, Ltd.	634,481
22,000	Fuji Electric Holdings Co., Ltd.	80,098
34,000	Furukawa Electric Co., Ltd. (The)	53,594
11,535	Gamesa Corporacion Tecnologica SA	159,904
18,000	GS Yuasa Corp.	68,198
784	Huber & Suhner AG	33,861
19,000	Johnson Electric Holdings, Ltd.	62,650
2,352	Legrand SA	125,036
13,000	Mitsubishi Electric Corp.	119,377
1,508	Nexans SA *	50,880
1,000	Nidec Corp.	68,905
2,914	OSRAM Licht AG	150,547
7,024	Prysmian SpA	145,290
1,104	Saft Groupe SA	36,124
4,489	Schneider Electric SA	251,718
2,158	TKH Group NV	78,177
3,600	Ushio, Inc.	43,300
3,491	Vestas Wind Systems A/S	181,962

		2,344,102

Electronic Equipment, Instruments & Components (1.5%):
1,900	ALPS Electric Co., Ltd.	53,919
2,900	Amano Corp.	33,626
5,400	Anritsu Corp.	32,890
2,100	Azbil Corp.	53,117
564	Barco NV	36,419

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
393	Celestica, Inc. *	$5,060
9,300	Citizen Holdings Co., Ltd.	64,340
28,281	Electrocomponents plc	76,746
100,000	FIH Mobile, Ltd. ^	46,210
17,236	Halma plc	188,514
1,951	Hexagon AB, B Shares	59,728
2,400	Hitachi High-Technologies Corp.	52,133
80,000	Hitachi, Ltd.	404,380
1,600	Horiba, Ltd.	58,554
4,900	IBIDEN Co., Ltd.	64,488
929	Ingenico Group	112,206
1,000	Japan Aviation Electronics Industry, Ltd.	15,039
100	Keyence Corp.	44,779
2,000	Kyocera Corp.	91,787
12,062	Laird plc	68,816
900	Murata Manufacturing Co., Ltd.	116,896
15,000	Nippon Electric Glass Co., Ltd.	72,682
28,000	OKI Electric Industry Co., Ltd.	43,798
2,600	Omron Corp.	78,596
2,587	Oxford Instruments plc	22,784
13,225	Premier Farnell plc	20,979
1,690	Renishaw plc	51,621
1,700	Ryosan Co., Ltd.	39,924
6,000	Shimadzu Corp.	86,717
3,338	Spectris plc	85,589
5,400	Taiyo Yuden Co., Ltd.	70,554
2,200	TDK Corp.	125,153
1,800	Topcon Corp.	23,539
7,500	Venture Corp., Ltd.	43,731
4,000	Yaskawa Electric Corp.	40,861
4,000	Yokogawa Electric Corp.	41,927

		2,528,102

Energy Equipment & Services (0.6%):
7,749	AMEC plc	84,187
1,801	Calfrac Well Services, Ltd.	4,198
6,691	Canadian Energy Services & Technology Corp.	30,940
4,849	Compagnie Generale de Geophysique-Veritas *	16,736
2,944	Enerflex, Ltd.	29,102
3,107	Ensign Energy Services, Inc.	19,117
82,100	Ezion Holdings, Ltd.	37,795
4,058	Fugro NV *	71,858
3,904	Hunting plc	23,706
14,009	John Wood Group plc	130,579
3,607	Mullen Group, Ltd.	48,255
1,946	Pason Systems, Inc.	27,360
6,280	Petrofac, Ltd.	73,187
10,172	Petroleum Geo-Services ASA	39,185
10,988	Precision Drilling Corp.	40,682
11,173	ProSafe SE	31,130
10,331	Saipem SpA *^	82,948
4,571	SBM Offshore NV *	57,870
530	Schoeller-Blackman Oilfield Equipment AG	29,924
5,099	Seadrill, Ltd. *^	29,807
1,191	ShawCor, Ltd.	24,975
3,500	Subsea 7 SA *	26,340
1,995	Technip-Coflexip SA	94,249
785	Tecnicas Reunidas SA	34,721
2,233	Tenaris SA	26,866
1,555	TGS NOPEC Geophysical Co. ASA	28,753
4,080	Trican Well Service, Inc.	2,079

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
4,122	Trinidad Drilling, Ltd.	$6,827
9,498	WorleyParsons, Ltd.	39,556

		1,192,932

Food & Staples Retailing (2.6%):
24,500	Aeon Co., Ltd.	381,448
1,435	Alimentation Couche-Tard, Inc.	66,002
1,309	Amsterdam Commodities NV	29,960
1,700	Arcs Co., Ltd.	32,136
1,200	Axial Retailing, Inc.	39,573
17,428	Booker Group plc	48,835
8,320	Carrefour SA	246,546
813	Casino Guichard-Perrachon SA	43,293
4,130	Colruyt SA	198,778
300	Cosmos Pharmaceutical Corp.	35,420
4,670	Delhaize Group	413,961
12,838	Distribuidora Internacional de Alimentacion SA	77,588
1,335	Empire Co., Ltd., Class A	27,464
1,100	FamilyMart Co., Ltd.	50,350
6,172	Greggs plc	101,504
1,600	Heiwado Co., Ltd.	35,256
973	ICA Gruppen AB	32,928
43,979	J Sainsbury plc	174,030
819	Jean Coutu Group, Inc.	12,344
932	Kesko OYJ, A Shares	30,255
3,359	Kesko OYJ, B Shares	118,928
12,531	Koninklijke Ahold NV	244,552
900	LAWSON, Inc.	66,563
1,111	Loblaw Cos., Ltd.	57,211
1,500	Matsumotokiyoshi Holdings Co., Ltd.	66,897
33,179	Metcash, Ltd.	24,618
5,582	Metro AG	153,976
1,658	Metro, Inc.	45,181
201	North West Co., Inc. (The)	4,242
947	Rallye SA	15,564
4,300	Seven & I Holdings Co., Ltd.	197,040
1,668	Sligro Food Group NV	60,865
900	Sundrug Co., Ltd.	47,590
116,876	Tesco plc	324,710
800	Tsuruha Holdings, Inc.	69,106
2,200	Valor Co., Ltd.	55,324
5,821	Wesfarmers, Ltd.	160,944
1,644	Weston (George), Ltd.	133,018
73,884	William Morrison Supermarkets plc	186,103
11,834	Woolworths, Ltd.	206,876

		4,316,979

Food Products (2.7%):
823	AAK AB	53,520
3,000	Ajinomoto Co., Inc.	63,365
535	Aryzta AG	22,712
1,293	Associated British Foods plc	65,520
68	Barry Callebaut AG, Registered Shares	74,104
1,100	Calbee, Inc.	35,759
11,579	Cloetta AB *	33,109
2,347	Corbion NV	53,899
1,614	Cranswick plc	38,991
7,971	Dairy Crest Group plc	73,432
3,437	Danone SA	217,351
10,087	Devro plc	45,022
3,737	Ebro Foods SA	73,472
111	Emmi AG	46,415
16,300	First Resources, Ltd.	18,847

Shares		Fair Value
Common Stocks, continued
Food Products, continued
2,500	Fuji Oil Co., Ltd./Osaka	$32,551
3,495	Glanbia plc	65,069
108,900	Golden Agri-Resources, Ltd.	25,316
8,318	GrainCorp, Ltd.	52,952
19,304	Greencore Group plc	79,923
2,100	House Foods Group, Inc. ^	35,681
1,567	Kerry Group plc, Class A	117,824
1	Lindt & Spruengli AG, Registered Shares	71,071
3,564	Maple Leaf Foods, Inc.	58,844
4,006	Marine Harvest	51,193
1,600	Meiji Holdings Co., Ltd.	117,746
11,000	Morinaga Milk Industry Co., Ltd.	45,857
26,398	Nestle SA, Registered Shares	1,988,552
15,000	Nichirei Corp.	94,068
4,000	Nippon Meat Packers, Inc.	81,876
13,500	Nippon Suisan Kaisha, Ltd.	40,382
6,600	Nisshin Seifun Group, Inc.	96,134
4,531	Orkla ASA, Class A	33,670
1,700	Petra Foods, Ltd.	3,001
1,601	Saputo, Inc.	35,156
2,649	Suedzucker AG	48,082
17,940	Tate & Lyle plc	160,185
432	Vilmorin & CIE SA	31,595
1,207	Viscofan SA	72,741
30,000	Vitasoy International Holdings, Ltd.	44,602
15,600	Wilmar International, Ltd.	28,283
600	Yakult Honsha Co., Ltd.	30,057
2,000	Yamazaki Baking Co., Ltd. ^	30,862

		4,488,791

Gas Utilities (0.3%):
7,536	APA Group	45,351
6,219	Enagas SA	178,229
1,852	Gas Natural SDG SA	36,111
26,998	Hong Kong & China Gas Co., Ltd.	50,686
15,000	Osaka Gas Co., Ltd.	57,095
1,145	Rubis SA	85,270
15,848	Snam Rete Gas SpA	81,550
4,316	Superior Plus Corp.	35,549
10,000	Toho Gas Co., Ltd.	59,190
11,000	Tokyo Gas Co., Ltd.	53,478

		682,509

Health Care Equipment & Supplies (1.0%):
2,394	Ansell, Ltd.	31,764
1,400	Asahi Intecc Co., Ltd.	50,568
689	bioMerieux	74,531
37,600	Biosensors International Group *	17,868
1,396	Carl Zeiss Meditec AG	38,991
1,072	Cochlear, Ltd.	62,891
586	Coloplast A/S, Class B	41,579
804	DiaSorin SpA	35,180
297	Draegerwerk AG & Co. KGaA	24,972
11,631	Elekta AB, B Shares	77,420
1,726	Essilor International SA Compagnie Generale d’Optique	210,809
13,820	Fisher & Paykel Healthcare Corp., Ltd.	62,728
5,613	Getinge AB, B Shares	125,383
4,359	GN Store Nord A/S	78,393
2,000	HOYA Corp.	65,728
6,000	JEOL, Ltd.	34,438
1,500	Nihon Kohden Corp.	24,975
4,000	Nikkiso Co., Ltd.	26,869
6,500	Nipro Corp.	67,035

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,300	Olympus Co., Ltd.	$40,488
298	Sartorius AG	70,954
146	Sartorius Stedim Biotech SA	43,447
1,314	Smith & Nephew plc	22,975
253	Sonova Holding AG, Registered Shares	32,636
268	Straumann Holding AG, Registered Shares	77,194
1,700	Sysmex Corp.	89,905
2,400	Terumo Corp.	68,058
661	William Demant Holding A/S *	55,038

		1,652,817

Health Care Providers & Services (0.6%):
5,500	Alfresa Holdings Corp.	94,173
4,556	Ebos Group, Ltd.	36,287
1,153	Fagron ^	21,946
1,646	Fresenius Medical Care AG & Co., KGaA	128,339
2,229	Fresenius SE & Co. KGaA	149,489
1,779	Korian-Medica	67,022
1,404	Medical Facilities Corp.	16,531
4,200	Medipal Holdings Corp.	66,910
1,900	Miraca Holdings, Inc.	80,823
22,099	Primary Health Care, Ltd.	58,916
1,233	Ramsay Health Care, Ltd.	50,741
1,312	Rhoen-Klinikum AG	37,101
2,200	Ship Healthcare Holdings, Inc.	47,549
53,793	Sigma Pharmaceuticals, Ltd.	28,177
2,235	Sonic Healthcare, Ltd.	28,685
2,500	Suzuken Co., Ltd.	83,553
2,700	Toho Holdings Co., Ltd.	56,509
5,813	UDG Healthcare plc	44,288

		1,097,039

Health Care Technology (0.0%):
14,160	AGFA-Gevaert NV *	50,919
2,100	M3, Inc.	41,899

		92,818

Hotels, Restaurants & Leisure (2.0%):
2,718	Accor SA	127,226
3,700	Accordia Golf Co., Ltd.	33,500
21,328	Ardent Leisure Group	40,352
8,600	Aristocrat Leisure, Ltd.	52,403
4,254	Autogrill SpA *	38,828
2,390	Betfair Group plc	120,291
28,445	Bwin.Party Digital Entertainment plc	47,866
14,000	Cafe de Coral Holdings, Ltd.	46,880
1,098	Carnival plc, ADR	56,800
7,672	Compass Group plc	122,463
1,951	Domino’s Pizza Enterprises, Ltd.	55,235
5,749	Domino’s Pizza Group plc	77,394
25,381	Echo Entertainment Group, Ltd.	86,402
20,405	Enterprise Inns plc *	33,453
1,133	Flight Centre, Ltd.	28,770
12,010	Galaxy Entertainment Group, Ltd.	30,844
48,300	Genting Singapore plc	24,632
1,257	Great Canadian Gaming Corp. *	17,570
8,500	Greene King plc	102,411
1,100	HIS Co., Ltd.	36,046
31,000	Hongkong & Shanghai Hotels (The)	35,093
1,796	InterContinental Hotels, ADR	62,195
3,056	JD Wetherspoon plc	34,065
186,000	Kingston Financial Group, Ltd. *	65,363
169	Kuoni Reisen Holding ^	31,778
23,554	Ladbrokes plc	34,182

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
21,786	Marston’s plc	$49,425
20,912	Merlin Entertainments plc	117,787
6,833	Millennium & Copthorne Hotels	49,952
9,215	Mitchells & Butlers plc *	44,065
78,000	NagaCorp, Ltd.	46,937
900	Oriental Land Co., Ltd.	50,551
1,472	Paddy Power plc	169,383
12,439	Rank Group plc	50,305
1,500	Resorttrust, Inc.	37,427
12,657	Restaurant Group plc (The)	129,367
1,200	Saint Marc Holdings Co., Ltd.	36,783
11,220	Sands China, Ltd.	34,127
64,000	Shangri-La Asia, Ltd.	55,340
30,855	SJM Holdings, Ltd.	21,966
26,336	Sky City Entertainment Group, Ltd.	63,174
806	Sodexo, Inc.	66,848
23,303	Tabcorp Holdings, Ltd.	76,605
42,047	Tatts Group, Ltd.	111,287
50,634	Thomas Cook Group plc *	88,843
9,000	Tokyo Dome Corp.	39,474
5,354	TUI AG	98,893
857	Unibet Group plc	71,842
2,213	Whitbread plc	156,501
24,720	William Hill plc	131,388
16,830	Wynn Macau, Ltd.	19,300
5,600	Zensho Holdings Co., Ltd.	52,404

		3,312,016

Household Durables (2.2%):
2,000	Alpine Electronics, Inc.	21,981
38,918	Barratt Developments plc	380,641
4,643	Bellway plc	175,038
5,073	Berkeley Group Holdings plc	256,816
5,074	Bovis Homes Group plc	77,418
2,000	Casio Computer Co., Ltd.	36,491
9,906	Crest Nicholson Holdings plc	85,761
1,800	De’Longhi	44,265
1,469	Dorel Industries, Inc.	34,647
3,583	Electrolux AB, Series B	101,406
63	Forbo Holding AG	71,002
1,600	Foster Electric Co., Ltd.	32,291
5,500	Haseko Corp.	62,588
15,466	Husqvarna AB, B Shares	101,536
2,800	Iida Group Holdings Co., Ltd.	43,862
4,175	JM AB	112,249
31,200	Man Wah Holdings, Ltd.	30,647
3,900	Nikon Corp.	47,211
6,591	Nobia AB	80,617
14,500	Panasonic Corp.	147,223
13,107	Persimmon plc *	399,295
18,200	Pioneer Corp. *	39,573
9,947	Redrow plc	68,760
2,500	Sangetsu Co., Ltd.	40,054
1,136	SEB SA	104,783
13,000	Sekisui Chemical Co., Ltd.	136,947
9,100	Sekisui House, Ltd.	142,998
55,000	Sharp Corp. *	63,287
9,500	Sony Corp.	232,318
2,200	Starts Corp., Inc.	34,231
4,800	Sumitomo Forestry Co., Ltd.	53,973
124,926	Taylor Wimpey plc	370,558
20,687	Techtronic Industries Co., Ltd.	77,051
4,830	TomTom NV *	49,374

		3,756,892

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products (0.6%):
412	Henkel AG & Co. KGaA	$36,375
8,000	Lion Corp.	70,541
6,605	PZ Cussons plc	29,070
2,504	Reckitt Benckiser Group plc	227,252
11,186	Svenska Cellulosa AB, B Shares	313,550
1,800	Unicharm Corp.	31,944

		708,732

Independent Power and Renewable Electricity Producers (0.1%):
4,545	Algonquin Power & Utilities Corp.	32,155
1,824	Capital Power Corp.	25,809
5,914	Drax Group plc	21,877
1,300	Electric Power Development Co., Ltd.	39,883
18,416	Enel Green Power SpA	34,886
3,741	Innergex Renewable Energy, Inc.	29,299
2,649	Northland Power, Inc.	34,525
9,048	Transalta Corp.	42,043

		260,477

Industrial Conglomerates (1.1%):
13,430	CK Hutchison Holdings, Ltd.	174,901
375	Daetwyler Holding AG ^	50,988
1,985	DCC plc	150,135
20,000	Hopewell Holdings, Ltd.	68,220
980	Indus Holding AG	43,789
11,000	Keihan Electric Railway Co., Ltd.	73,594
9,300	Keppel Corp., Ltd.	44,598
1,483	Koninklijke philips Electronics NV, NY Shares, NYS	34,791
2,535	Koninklijke Philips Electronics NV	59,770
8,000	Nisshinbo Holdings, Inc.	90,460
1,487	Nolato AB	37,385
23,141	NWS Holdings, Ltd.	30,591
1,414	Rheinmetall AG	86,517
15,900	SembCorp Industries, Ltd.	38,708
70,000	Shun Tak Holdings, Ltd.	26,593
6,796	Siemens AG, Registered Shares	607,126
3,641	Smiths Group plc	55,466
67,000	Toshiba Corp.	169,217

		1,842,849

Insurance (5.6%):
4,407	Admiral Group plc	100,315
29,525	AEGON NV	170,013
8,296	Ageas NV	340,515
67,040	AIA Group, Ltd.	349,058
16,576	Amlin plc	164,877
39,825	AMP, Ltd.	155,959
4,194	Assicurazioni Generali SpA	76,918
12,693	Aviva plc, ADR	174,148
13,553	AXA SA	329,001
1,614	Baloise Holding AG, Registered Shares	185,475
21,869	Beazley plc	118,353
7,122	Chesnara plc	36,269
3,618	CNP Assurances SA	50,244
7,700	Dai-ichi Life Insurance Co., Ltd. (The)	123,156
1,896	Delta Lloyd NV	15,955
45,559	Direct Line Insurance Group plc	258,882
11,141	Esure Group plc	41,898
569	Euler Hermes Group	52,749
536	Fairfax Financial Holdings, Ltd.	244,133
1,983	Gjensidige Forsikring ASA	26,746
1,405	Great-West Lifeco, Inc.	33,664

Shares		Fair Value
Common Stocks, continued
Insurance, continued
2,030	Grupo Catalana Occidente SA	$58,436
846	Hannover Rueckversicherung AG, Registered Shares	86,486
221	Helvetia Patria Holding AG	108,639
9,358	Hiscox, Ltd.	133,481
2,622	Industrial Alliance Insurance & Financial Services, Inc.	78,249
83,409	Insurance Australia Group, Ltd.	285,240
655	Intact Financial Corp.	46,007
4,510	Jardine Lloyd Thompson Group plc	69,589
7,511	Lancashire Holdings, Ltd.	78,625
79,174	Legal & General Group plc	285,856
13,895	Manulife Financial Corp.	215,095
31,539	MAPFRE SA	82,396
26,388	Medibank Private, Ltd.	44,868
4,284	Mediolanum SpA	30,623
3,700	MS&AD Insurance Group Holdings, Inc.	99,534
1,291	Muenchener Rueckversicherungs-Gesellschaft AG	240,487
12,188	NIB Holdings, Ltd.	28,002
2,500	NKSJ Holdings, Inc.	72,903
52,461	Old Mutual plc	150,508
8,574	Phoenix Group Holdings	106,196
6,958	Prudential plc, ADR	293,209
17,328	QBE Insurance Group, Ltd.	157,271
21,669	RSA Insurance Group plc	132,274
2,720	Sampo OYJ, A Shares	131,904
5,444	SCOR SA	195,518
3,984	Societa Cattolica di Assicuraz	28,119
3,000	Sony Financial Holdings, Inc.	49,410
11,933	St. James Place plc	153,592
20,910	Standard Life plc	123,035
15,216	Storebrand ASA *	50,057
4,456	Sun Life Financial, Inc.	143,751
16,334	Suncorp-Metway, Ltd.	140,698
1,205	Swiss Life Holding AG, Registered Shares	269,481
2,675	Swiss Re AG	230,012
7,900	T&D Holdings, Inc.	93,581
1,863	Talanx AG	55,714
3,900	Tokio Marine Holdings, Inc.	145,974
3,403	Topdanmark A/S *	96,824
1,585	Tryg A/S	30,851
10,083	Unipol Gruppo Finanziario SpA	44,426
34,458	UnipolSai SpA	75,148
3,622	Uniqa Insurance Group AG	31,367
1,431	Vienna Insurance Group Weiner Staeditische Versicherung AG	42,137
1,584	Zurich Insurance Group AG	389,817

		8,453,718

Internet & Catalog Retail (0.2%):
18,019	Home Retail Group plc	37,127
7,431	N Brown Group plc	34,460
13,793	Ocado Group plc *	66,909
3,500	Rakuten, Inc.	44,892
1,600	Start Today Co., Ltd.	53,101
1,921	Takkt AG	36,045
12,361	Trade Me Group, Ltd.	28,926
1,761	Yoox SpA *	53,138

		354,598

Internet Software & Services (0.4%):
6,464	Carsales.com, Ltd.	44,396
2,300	DeNA Co., Ltd.	42,947

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
3,000	GMO Internet, Inc.	$39,006
6,300	Gree, Inc.	28,305
2,100	Internet Initiative Japan, Inc.	37,732
3,100	Kakaku.com, Inc.	50,408
15,276	Moneysupermarket.com Group plc	78,257
1,072	Netent AB *	59,662
10,597	Telecity Group plc	174,565
2,596	United Internet AG, Registered Shares	131,313
8,400	Yahoo! Japan Corp.	32,075

		718,666

IT Services (1.0%):
1,450	Alten SA	74,481
4,218	Altran Technologies SA	48,990
4,419	Amadeus IT Holding SA	188,937
3,551	Atea ASA	32,690
3,068	Atos Origin SA	235,600
626	Bechtle AG	56,304
1,081	Cap Gemini SA	96,315
1,045	CGI Group, Inc. *	37,840
3,428	Computacenter plc	39,237
7,580	Computershare, Ltd.	56,505
1,168	DH Corp.	34,288
4,312	Econocom Group SA/NV	37,406
32,000	Fujitsu, Ltd.	139,566
4,428	IRESS, Ltd.	29,805
3,200	IT Holdings Corp.	72,668
1,900	Itochu Techno-Solutions Corp.	40,608
12,095	NCC Group plc	50,161
3,900	Nihon Unisys, Ltd.	40,408
1,320	Nomura Research Institute, Ltd.	50,860
1,100	NTT Data Corp.	55,549
1,500	SCSK Corp.	56,411
462	Sopra Steria Group	51,300
4,001	Tieto OYJ	101,235

		1,627,164

Leisure Products (0.3%):
6,131	Amer Sports OYJ	156,154
2,200	Heiwa Corp.	37,851
2,400	Namco Bandai Holdings, Inc.	55,905
16,103	Photo-Me International plc *	38,254
1,700	Sankyo Co., Ltd.	60,595
5,700	Sega Sammy Holdings, Inc.	55,818
400	Shimano, Inc.	56,381
5,200	Yamaha Corp.	115,437

		576,395

Life Sciences Tools & Services (0.5%):
306	Eurofins Scientific SE	94,127
1,884	Gerresheimer AG	137,421
2,546	Lonza Group AG, Registered Shares	334,929
7,395	QIAGEN NV *	190,791
250	Tecan Group AG	35,284

		792,552

Machinery (3.6%):
6,065	Aalberts Industries NV	179,822
1,760	Alfa Laval AB	28,831
10,500	AMADA Co., Ltd.	80,149
1,528	Andritz AG	68,938
2,900	Asahi Diamond Industrial Co., Ltd.	26,333
3,026	Atlas Copco AB, A Shares	72,973
1,756	Atlas Copco AB, B Shares	39,382
1,558	Beijer Alma AB	33,330
7,444	Bodycote plc	62,196

Shares		Fair Value
Common Stocks, continued
Machinery, continued
316	Bucher Industries AG	$68,023
87	Burckhardt Compression Holding ^	28,192
1,990	Cargotec OYJ	54,509
9,994	CNH Industrial NV	65,233
111	Construcciones y Auxiliar de Ferrocarriles SA	34,249
52	Conzzeta AG	34,349
3,600	DMG Mori Co., Ltd.	46,000
878	Duerr AG	61,625
18,000	Ebara Corp.	66,467
800	FANUC Corp.	123,351
3,400	Fujitec Co., Ltd.	29,708
2,307	GEA Group AG	87,671
241	Georg Fischer AG	137,050
2,000	Glory, Ltd.	47,346
2,253	Haldex AB	23,782
15,038	Heidelberger Druckmaschinen AG *	38,507
3,900	Hino Motors, Ltd.	39,842
3,100	Hitachi Construction Machinery Co., Ltd.	41,567
6,700	Hitachi Zosen Corp.	34,861
22,000	IHI Corp.	56,652
8,753	IMI plc	125,832
2,147	Interpump Group SpA	28,668
13,000	Japan Steel Works, Ltd. (The)	41,329
6,700	JTEKT Corp.	94,027
2,600	Juki Corp.	27,925
975	Jungheinrich AG	70,488
22,000	Kawasaki Heavy Industries, Ltd.	76,172
2,997	Kion Group AG	132,849
12,500	Komatsu, Ltd.	183,997
3,618	Kone OYJ, B Shares	137,844
1,652	Konecranes OYJ ^	41,392
438	Krones AG	46,056
8,000	Kubota Corp.	110,183
478	Kuka AG	36,594
3,200	Kurita Water Industries, Ltd.	68,067
1,132	LiSi	30,635
4,000	Makino Milling Machine Co., Ltd.	25,155
1,100	Makita Corp.	58,681
13,000	Meidensha Corp.	38,775
32,985	Melrose Industries plc	132,123
2,898	Metso Corp. OYJ	60,351
4,926	Meyer Burger Technology AG *^	31,667
5,000	Minebea Co., Ltd.	53,241
43,000	Mitsubishi Heavy Industries, Ltd.	192,730
37,000	Mitsui Engineering & Shipbuilding Co., Ltd.	53,538
9,923	Morgan Advanced Materials plc	42,524
2,100	Nabtesco Corp.	38,394
11,000	Nachi-Fujikoshi Corp.	45,713
3,000	NGK Insulators, Ltd.	57,586
1,099	NKT Holding A/S	58,064
890	Norma Group SE	43,676
6,900	NSK, Ltd.	66,999
25,000	NTN Corp.	103,497
8,914	OC Oerlikon Corp. AG	87,655
5,000	Okuma Corp.	31,354
1,900	OSG Corp.	36,085
118	Rational AG	47,135
39,540	Rotork plc	98,762
16,351	Sandvik AB	139,536
214	Schindler Holding AG, Registered Shares	31,450
15,600	SembCorp Marine, Ltd.	25,134

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
767	Semperit AG	$23,275
4,000	Shinmaywa Industries, Ltd.	40,529
5,919	SKF AB, B Shares	109,083
2,119	Spirax-Sarco Engineering plc	89,944
1,147	Sulzer AG, Registered Shares ^	112,534
11,000	Sumitomo Heavy Industries, Ltd.	43,641
8,000	Tadano, Ltd.	88,934
2,100	Takeuchi Manufacturing Co., Ltd.	36,918
2,200	THK Co., Ltd.	35,010
9,213	Trelleborg AB	146,214
9,000	Tsubakimoto Chain Co.	56,581
1,374	Vallourec SA	12,186
5,691	Valmet Corp.	55,240
9,513	Vesuvius plc	50,800
3,857	Volvo AB, A Shares	36,944
19,425	Volvo AB, B Shares	186,534
1,388	Wacker Neuson SE	20,100
2,713	Wartsila Corp. OYJ, Class B	107,811
6,011	Weir Group plc (The)	106,599
3,727	Zardoya Otis SA	40,328

		5,962,026

Marine (0.2%):
42	A.P. Moeller - Maersk A/S, Class A	63,307
75	A.P. Moeller - Maersk A/S, Class B	115,731
1,685	DFDS A/S	53,614
7,971	Irish Continental Group	39,014
37,000	Kawasaki Kisen Kaisha, Ltd.	81,563
534	Kuehne & Nagel International AG, Registered Shares	68,745
17,000	Mitsui O.S.K. Lines, Ltd.	40,881
42,600	Neptune Orient Lines, Ltd. *	28,921
34,000	Nippon Yusen Kabushiki Kaisha	78,907
8,500	Orient Overseas International, Ltd.	40,044
93,000	Pacific Basin Shipping, Ltd.	28,370

		639,097

Media (2.6%):
3,775	Amalgamated Holdings, Ltd.	34,186
1,800	Asatsu-DK, Inc.	40,568
2,296	Atresmedia Corp. de Medios de Comuicacion SA	29,212
2,500	Avex Group Holdings, Inc.	28,474
1,273	Axel Springer AG	70,967
17,119	British Sky Broadcasting Group plc	270,848
912	Cineplex, Inc.	32,419
8,601	Cineworld Group plc	72,296
546	Cogeco Cable, Inc.	26,394
2,595	Corus Entertainment, Inc.	27,442
1,398	CTS Eventim AG & Co. KGaA	51,751
1,200	Cyberagent, Inc.	47,015
1,600	Daiichikosho Co., Ltd.	56,839
8,644	Daily Mail & General Trust plc	98,714
1,400	Dentsu, Inc.	71,782
2,163	Euromoney Institutional Investor plc	31,075
5,903	Eutelsat Communications SA	181,131
969	GFK SE	33,882
21,407	Informa plc	182,203
1,711	Ipsos	33,639
19,044	ITE Group plc	40,656
40,885	ITV plc	152,523
1,949	JCDecaux SA	70,643
109,074	John Fairfax Holdings, Ltd.	67,911
4,913	Lagardere SCA	136,175
1,881	M6 Metropole Television SA	35,972
3,072	Mediaset Espana Comunicacion SA	33,550

Shares		Fair Value
Common Stocks, continued
Media, continued
15,032	Mediaset SpA	$69,280
1,809	Modern Times Group, Class B	46,564
21,188	Nine Entertainment Co. Holdings, Ltd.	23,529
9,746	Pearson plc, ADR	167,241
1,402	Publicis Groupe SA	95,777
909	Quebecor, Inc., Class B	19,899
1,012	REA Group, Ltd.	31,572
11,910	RELX NV	194,433
5,236	RELX plc, ADR	91,054
3,213	Rightmove plc	177,707
414	RTL Group ^	35,635
3,111	SES Global, Class A	98,160
33,424	Seven West Media, Ltd.	17,454
4,910	Shaw Communications, Inc.	95,253
11,700	Singapore Press Holdings, Ltd.	31,631
18,618	Sky Network Television, Ltd.	55,357
7,900	SKY Perfect JSAT Holdings, Inc.	37,309
4,175	Societe Television Francaise 1	58,715
983	Stroeer Media SE	57,837
9,443	Technicolor SA	65,257
1,063	Telenet Group Holding NV *	60,947
18,900	Television Broadcasts, Ltd.	63,139
2,145	Thomson Reuters Corp.	86,358
13,261	Trinity Mirror plc	30,225
9,352	UBM plc	68,852
6,920	Vivendi Universal SA	163,817
10,595	Wolters Kluwer NV	326,636
10,567	WPP plc	220,019

		4,447,924

Metals & Mining (3.7%):
8,736	Acacia Mining plc	32,793
5,872	Acerinox SA	52,461
2,800	Agnico Eagle Mines, Ltd.	70,991
2,655	Agnico Eagle Mines, Ltd.	67,225
2,632	Alamos Gold, Inc., Class A *	9,745
80,748	Alumina, Ltd.	63,970
15,758	Anglo American plc	131,804
13,786	Antofagasta plc	104,522
2,604	Aperam SA *	70,356
6,174	ArcelorMittal ^	32,257
1,158	AuRico Metals, Inc. *	573
1,644	Aurubis AG	104,483
42,552	B2Gold Corp. *	44,966
15,001	Barrick Gold Corp.	95,449
2,087	Bekaert NV ^	54,963
64,783	BHP Billiton, Ltd.	1,021,447
8,071	Billiton plc, ADR	247,538
25,458	BlueScope Steel, Ltd.	64,502
9,186	Boliden AB	143,854
57,966	Centamin plc	53,531
4,197	Centerra Gold, Inc.	23,717
13,000	Daido Steel Co., Ltd.	41,334
4,038	Dominion Diamond Corp.	43,126
11,000	DOWA Mining Co.	83,524
14,182	Eldorado Gold Corp.	45,491
20,239	EVRAZ plc *	22,328
7,322	First Majestic Silver Corp. *	23,432
6,919	First Quantum Minerals, Ltd.	25,357
31,774	Fortescue Metals Group, Ltd.	40,820
3,312	Fresnillo plc	29,686
29,237	Glencore International plc	40,735
13,172	Goldcorp, Inc.	164,912
1,236,000	G-Resources Group, Ltd.	32,301
3,883	Hill & Smith Holdings plc	41,312

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
4,000	Hitachi Metals, Ltd.	$46,632
11,106	Hudbay Minerals, Inc.	41,035
14,898	IAMGOLD Corp. *	24,341
7,621	Iluka Resources, Ltd.	33,328
11,479	Independence Group NL	20,458
5,400	JFE Holdings, Inc.	71,015
10,204	Kazakhmys plc *	13,093
39,036	Kinross Gold Corp. *	67,873
100,000	Kobe Steel, Ltd.	108,873
17,675	Lonmin plc *	4,353
4,862	Lucara Diamond Corp.	5,466
20,527	Lundin Mining Corp. *	57,998
32,000	Mitsubishi Materials Corp.	97,628
29,000	Mitsui Mining & Smelting Co., Ltd.	52,281
7,415	Nevsun Resources, Ltd.	21,729
25,136	New Gold, Inc. *	56,703
9,805	Newcrest Mining, Ltd. *	88,717
23,200	Nippon Light Metal Holdings Co.	34,807
14,300	Nippon Steel Corp.	261,264
4,300	Nisshin Steel Co., Ltd.	38,626
7,284	Norsk Hydro ASA	24,337
19,938	Northern Star Resources, Ltd.	37,793
15,054	Nyrstar NV *^	33,888
12,873	OceanaGold Corp.	18,813
9,849	Outokumpu OYJ *^	22,789
13,670	OZ Minerals, Ltd.	32,104
7,653	Pan American Silver Corp.	48,638
15,045	Petra Diamonds, Ltd. *	19,185
2,551	Randgold Resources, Ltd.	150,131
11,662	Rio Tinto plc, Registered Shares, ADR	394,410
8,792	Rio Tinto, Ltd.	302,034
1,982	Salzgitter AG	49,131
6,434	Semafo, Inc. *	13,936
2,225	Silver Wheaton Corp.	26,722
7,842	Sims Metal Management, Ltd. ^	53,254
64,783	South32, Ltd. *	62,587
3,228	South32, Ltd., ADR *	15,365
6,834	SSAB AB, A Shares *^	23,448
7,692	SSAB Svenskt Stal AB, Series B *	23,240
9,000	Sumitomo Metal & Mining Co., Ltd.	102,494
6,487	Teck Cominco, Ltd.	30,969
4,752	ThyssenKrupp AG	83,204
4,900	Tokyo Steel Manufacturing Co., Ltd.	26,841
11,031	Turquoise Hill Resources, Ltd. *	28,191
15,000	UACJ Corp.	24,098
4,032	Vedanta Resources plc	26,012
3,453	Voestalpine AG	118,799
25,881	Yamana Gold, Inc.	43,643
2,000	Yamato Kogyo Co., Ltd.	40,111

		6,147,892

Multiline Retail (0.7%):
747	Canadian Tire Corp.	67,209
53,885	Debenhams plc	64,508
1,139	Dollarama, Inc.	76,938
1,400	Don Quijote Co., Ltd.	52,980
2,700	H2O Retailing Corp.	51,335
16,147	Harvey Norman Holdings, Ltd.	44,317
1,822	Hudson’s Bay Co.	30,833
3,800	Isetan Mitsukoshi Holdings, Ltd.	57,304
1,100	Izumi Co., Ltd.	44,728
4,100	J. Front Retailing Co., Ltd.	66,920
24,500	Lifestyle International Holdings, Ltd.	35,038
29,029	Marks & Spencer Group plc	220,555
6,400	MARUI GROUP Co., Ltd.	77,427

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
47,139	Myer Holdings, Ltd.	$29,189
1,643	Next plc	189,593
7,338	Poundland Group plc	31,133
300	Ryohin Keikaku Co., Ltd.	61,429
11,000	Takashimaya Co., Ltd.	89,263

		1,290,699

Multi-Utilities (0.6%):
4,534	AGL Energy, Ltd.	50,955
393	Canadian Utilities, Ltd., Class A	10,636
9,065	Centrica plc	31,495
39,234	Duet Group	59,561
9,632	E.ON AG	82,625
10,828	Engie Group	175,328
19,117	Hera SpA	49,674
40,034	ITL AEM SpA	49,778
1,215	National Grid plc, ADR	84,601
1,345	RWE AG	15,238
5,539	Suez Environnement Co.	99,620
2,881	Telecom Plus plc	48,747
3,162	Veolia Environnement SA	72,455

		830,713

Oil, Gas & Consumable Fuels (3.8%):
6,810	Advantage Oil & Gas, Ltd. *	35,573
1,678	AltaGas, Ltd.	41,350
4,295	ARC Resources, Ltd.	56,782
18,809	Athabasca Oil Corp. *	17,903
6,102	Bankers Petroleum, Ltd. *	7,957
2,064	Baytex Energy Corp.	6,605
59,432	Beach Energy, Ltd.	19,229
5,835	Bellatrix Exploration, Ltd. *	8,921
2,726	Birchcliff Energy, Ltd. *	13,034
5,828	Bonavista Energy Corp.	13,409
1,208	Bonterra Energy Corp.	17,663
117	Boulder Energy, Ltd. *	436
8,418	BP plc, ADR	257,254
5,227	Cameco Corp.	63,613
14,899	Canadian Natural Resources, Ltd.	289,786
15,656	Canadian Oil Sands, Ltd.	74,038
11,375	Cenovus Energy, Inc.	172,445
991	Cenovus Energy, Inc.	15,032
29,000	Cosmo Oil Co., Ltd. *	39,650
8,781	Crescent Point Energy	100,367
8,223	Crew Energy, Inc. *	25,144
123	Delek Group, Ltd.	26,926
2,106	Enbridge Income Fund Holding	49,434
3,199	Enbridge, Inc.	118,779
1,055	EnCana Corp.	6,794
21,893	EnCana Corp.	140,943
11,833	Enerplus Corp.	57,644
21,419	ENI SpA	336,986
2,892	ERG SpA	40,460
3,881	Etablissements Maurel et Prom SA *	14,401
5,510	Euronav NV	77,041
591	Gaztransport et Technigaz SA	30,708
3,887	Gibson Energy, Inc.	48,737
13,083	Gran Tierra Energy, Inc. *	28,043
78	Granite Oil Corp.	420
5,311	Husky Energy, Inc.	82,831
3,200	Idemitsu Kosan Co., Ltd.	49,090
1,254	Imperial Oil, Ltd.	39,639
1,887	Inter Pipeline, Ltd.	34,818
2,939	James Fisher & Sons plc	41,404
30,100	JX Holdings, Inc.	108,981
1,323	Keyera Corp.	36,439

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,585	Koninklijke Vopak NV	$103,343
2,266	Lundin Petroleum AB *	29,227
3,394	MEG Energy Corp. *	20,960
5,186	Neste Oil OYJ	119,498
64,000	NewOcean Energy Holdings, Ltd.	24,311
14,721	Oil Search, Ltd.	74,620
7,762	OMV AG	188,669
14,047	Origin Energy, Ltd. (b)	60,126
11,301	Pacific Exploration & Production Corp. *^	25,239
3,130	Painted Pony Petroleum *	12,808
4,812	Parex Resources, Inc. *	33,359
1,888	Parkland Fuel Corp.	32,346
260	Paz Oil Co., Ltd.	38,696
1,805	Pembina Pipeline Corp.	43,338
25,032	Pengrowth Energy Corp.	21,387
1,690	Peyto Exploration & Development Corp.	35,148
13,685	Premier Oil plc *	13,835
14,649	Repsol SA	170,686
3,361	Royal Dutch Shell plc, ADR	159,255
1,121	Royal Dutch Shell plc, ADR	53,225
8,413	Santos, Ltd.	23,620
12,892	Soco International plc	30,847
17,987	Statoil ASA	262,467
15,434	Suncor Energy, Inc.	412,396
11,456	Surge Energy, Inc. ^	23,182
2,307	Torc Oil & Gas, Ltd.	9,700
18,485	Total SA	833,327
3,875	Tourmaline Oil Corp. *	90,232
2,556	Transcanada Corp.	80,718
2,255	Trilogy Energy Corp. *	5,746
20,967	Tullow Oil plc *	53,868
1,755	Vermilion Energy, Inc.	56,423
9,195	Whitecap Resources, Inc.	72,634
32,833	Whitehaven Coal, Ltd. *	20,832
23,536	Woodside Petroleum, Ltd.	481,089

		6,363,866

Paper & Forest Products (0.6%):
2,029	Canfor Corp. *	24,194
1,251	Canfor Pulp Products, Inc.	11,466
6,000	Daio Paper Corp.	49,675
6,700	Hokuetsu Kishu Paper Co., Ltd.	36,481
2,560	Holmen ABN AB, B Shares	71,760
636	Interfor Corp. *	4,490
7,061	Metsa Board OYJ	39,887
4,977	Mondi plc	104,436
4,100	Nippon Paper Industries Co., Ltd.	62,668
18,000	OYI Paper Co., Ltd.	77,313
24,217	Stora Enso OYJ, Registered Shares	183,436
16,610	UPM-Kymmene OYJ	249,530
1,046	West Fraser Timber Co., Ltd.	33,239

		948,575

Personal Products (0.5%):
525	Beiersdorf AG	46,450
2,300	Kao Corp.	104,509
565	L’Oreal SA	98,238
2,100	Shiseido Co., Ltd.	46,031
7,963	Unilever NV, NYS	320,113
6,052	Unilever plc, ADR	246,801

		862,142

Pharmaceuticals (3.7%):
2,968	Almirall SA	52,962
4,700	Astellas Pharma, Inc.	61,023

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
15,276	AstraZeneca plc, ADR	$486,082
3,059	Bayer AG	390,933
314	Boiron SA	30,293
7,000	Daiichi Sankyo Co., Ltd.	122,246
5,108	Dechra Pharmaceuticals plc	72,632
800	Eisai Co., Ltd.	47,457
211	Galenica AG	269,331
7,443	GlaxoSmithKline plc, ADR	286,183
1,856	H. Lundbeck A/S *	49,540
4,811	Hikma Pharmaceuticals plc	166,196
1,661	Ipsen SA	103,055
1,000	Kaken Pharmaceutical Co., Ltd.	93,205
1,900	Kyorin Holdings, Inc.	29,186
4,000	Kyowa Hakko Kogyo Co., Ltd.	59,741
4,756	Meda AB	68,123
457	Merck KGaA	40,455
2,600	Mitsubishi Tanabe Pharma Corp.	45,771
500	Mochida Pharmaceutical Co., Ltd.	29,034
1,700	Nichi-Iko Pharmaceutical Co., Ltd.	44,914
12,675	Novartis AG, Registered Shares	1,167,914
8,066	Novo Nordisk A/S, B Shares	434,202
1,259	Orion OYJ	48,162
1,228	Orion OYJ, Class B	46,481
3,400	Otsuka Holdings Co., Ltd.	109,291
3,141	Recordati SpA	72,539
405	Roche Holding AG	107,096
127	Roche Holding AG	33,553
2,700	Rohto Pharmaceutical Co., Ltd.	41,610
2,754	Sanofi-Aventis SA	262,340
2,900	Santen Pharmaceutical Co., Ltd.	39,089
1,200	Sawai Pharmaceutical Co., Ltd.	70,098
1,359	Shire plc	92,742
995	Stada Arzneimittel AG	35,574
2,800	Takeda Pharmacuetical Co., Ltd.	123,431
612	Teva Pharmaceutical Industries, Ltd., ADR	34,554
3,961	Teva Pharmaceutical Industries, Ltd.	224,077
600	Towa Pharmaceutical Co., Ltd.	38,622
2,600	Tsumura & Co.	56,717
694	UCB SA	54,313
1,145	Valeant Pharmaceuticals International, Inc. *	204,245
16,134	Vectura Group plc *	42,769
144	Virbac SA	24,878

		5,912,659

Professional Services (1.2%):
4,530	Adecco SA, Registered Shares	332,264
2,780	AF AB	38,557
18,343	ALS, Ltd.	59,421
5,622	Bureau Veritas SA	118,599
2,111	Capita Group plc	38,334
861	DKSH Holding, Ltd. ^	54,576
11,350	Experian plc	182,126
48,992	Hays plc	113,875
6,806	Intertek Group plc	250,841
1,100	Meitec Corp.	38,544
10,129	Michael Page International plc	72,788
1,300	Nihon M&A Center, Inc.	56,718
3,772	Randstad Holding NV	225,063
1,785	Ricardo plc	23,775
19	SGS SA, Registered Shares	33,229
1,156	Stantec, Inc.	25,316
1,726	Teleperformance	130,900
2,626	USG People NV	35,887

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
1,758	WS Atkins plc	$36,979

		1,867,792

Real Estate Management & Development (2.1%):
643	Allreal Holding AG	84,177
1,297	Azrieli Group	51,894
3,256	Brookfield Asset Management, Inc., Class A	102,369
1,960	BUWOG-Bauen Und Wohnen Gesellschaft mbH ^	41,608
20,500	CapitaLand, Ltd.	38,740
4,935	Castellum AB	69,544
13,430	Cheung Kong Property Holdings, Ltd.	98,430
12,500	Chinese Estates Holdings, Ltd.	29,458
6,400	City Developments, Ltd.	34,665
16,359	Citycon OYJ	40,292
799	Colliers International Group	32,431
5,265	Countrywide plc	40,025
900	Daito Trust Construction Co., Ltd.	91,560
5,000	Daiwa House Industry Co., Ltd.	124,123
6,254	Deutsche Wohnen AG	167,123
4,223	Fabege AB	62,050
388	First Capital Realty, Inc.	5,438
799	FirstService Corp.	25,800
25,200	Global Logistic Properties, Ltd.	36,256
34,000	Hang Lung Group, Ltd.	115,682
46,984	Hang Lung Properties, Ltd.	105,733
3,964	Hemfosa Fastigheter AB	42,322
10,799	Henderson Land Development Co., Ltd.	64,635
4,800	Hongkong Land Holdings, Ltd.	31,817
14,025	Hysan Development Co., Ltd.	58,566
22,500	Kerry Properties, Ltd.	61,843
4,945	Kungsleden AB	33,261
1,711	LEG Immobilien AG	141,054
5,565	Lend Lease Group	49,165
9,700	Leopalace21 Corp. *	45,468
4,644	LSL Property Services plc	24,089
3,000	Mitsubishi Estate Co., Ltd.	61,494
3,000	Mitsui Fudosan Co., Ltd.	82,512
296	Mobimo Holding AG, Registered Shares	59,785
109,396	New World Development Co., Ltd.	106,457
1,341	Nexity SA	57,808
2,200	Nomura Real Estate Holdings, Inc.	44,364
52	Plazza AG *	10,441
24,606	Quintain Estates & Development plc *	52,462
400	Relo Holdings, Inc.	39,421
4,579	Savills plc	63,315
25,000	Sinarmas Land, Ltd.	9,964
44,880	Sino Land Co., Ltd.	68,496
7,089	St. Modwen Properties plc	44,550
1,000	Sumitomo Realty & Development Co., Ltd.	31,947
11,921	Sun Hung Kai Properties, Ltd.	155,384
5,610	Swire Pacific, Ltd., Class A	62,947
7,500	Tokyo Tatemono Co., Ltd.	89,841
7,900	Tokyu Fudosan Holdings Corp.	52,771
7,437	Unite Group plc	73,524
7,300	UOL Group, Ltd.	30,857
4,162	Wallenstam AB	34,291
13,324	Wharf Holdings, Ltd. (The)	75,288
14,726	Wheelock & Co., Ltd.	64,074

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
20,700	Wing Tai Holdings, Ltd.	$24,315

		3,345,926

Road & Rail (2.0%):
31,187	Asciano, Ltd.	184,075
67,907	Aurizon Holdings, Ltd.	240,149
5,353	Canadian National Railway Co.	303,836
883	Canadian Pacific Railway, Ltd.	126,772
800	Central Japan Railway Co.	129,396
16,300	ComfortDelGro Corp., Ltd.	33,007
6,138	DSV A/S	229,746
1,400	East Japan Railway Co.	118,488
28,257	FirstGroup plc *	41,811
8,000	Fukuyama Transporting Co., Ltd. ^	43,132
1,432	Go-Ahead Group plc	53,273
20,000	Hankyu Hanshin Holdings, Inc.	122,242
2,300	Hitachi Transport System, Ltd.	38,046
5,000	Keihin Electric Express Railway Co., Ltd.	39,892
6,000	Keio Corp.	42,731
3,000	Keisei Electric Railway Co., Ltd.	33,016
15,000	Kintetsu Corp.	54,059
13,324	MTR Corp., Ltd.	58,081
18,000	Nagoya Railroad Co., Ltd.	70,881
12,000	Nankai Electric Railway Co., Ltd.	61,370
21,910	National Express Group plc	94,519
15,000	Nippon Express Co., Ltd.	71,813
2,900	Nippon Konpo Unyu Soko Co., Ltd.	51,457
13,000	Nishi-Nippon Railroad Co., Ltd.	63,911
8,429	Northgate plc	57,961
6,000	Odakyu Electric Railway Co., Ltd.	54,121
15,000	Sankyu, Inc.	72,827
5,000	Seino Holdings Co., Ltd.	52,256
7,000	Senko Co., Ltd.	49,435
730	Sixt SE	35,504
1,025	Sixt SE	39,646
10,000	Sotetsu Holdings, Inc. ^	54,905
6,338	Stagecoach Group plc	32,390
10,000	Tobu Railway Co., Ltd.	43,030
10,000	Tokyu Corp.	73,485
2,993	TransForce, Inc.	53,588
20,000	Transport International Holdings, Ltd.	53,073
1,400	West Japan Railway Co.	87,655

		3,065,579

Semiconductors & Semiconductor Equipment (0.6%):
4,797	Aixtron SE *	29,028
1,817	AMS AG	67,857
2,548	ARM Holdings plc, ADR	110,201
2,024	ASM International NV	65,650
5,119	ASM Pacific Technology, Ltd.	33,803
1,629	ASML Holding NV, NYS	143,319
1,837	BE Semiconductor Industries NV	28,569
1,947	Dialog Semiconductor plc *	77,900
400	Disco Corp.	28,155
1,331	EZchip Semiconductor, Ltd. *	33,488
8,370	Infineon Technologies AG	94,055
712	Melexis NV	32,942
8,000	Sanken Electric Co., Ltd.	27,085
8,000	Screen Holdings Co., Ltd.	39,241
23,152	STMicroelectronics NV	157,634
2,000	Tokyo Seimitsu Co., Ltd.	37,351
191	U-Blox AG	38,574

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,500	ULVAC, Inc.	$40,818

		1,085,670

Software (0.8%):
1,917	Aveva Group plc	59,173
2,500	Capcom Co., Ltd.	49,381
2,326	Computer Modelling Group, Ltd.	19,751
211	Constellation Software, Inc./Canada	88,453
682	Dassault Systemes SA	50,350
1,347	Fidessa Group plc	36,615
3,217	Gemalto NV	208,781
3,200	Konami Corp.	69,490
5,169	Micro Focus International plc	94,196
601	NICE Systems, Ltd.	33,696
1,409	Open Text Corp.	63,053
5,783	PlayTech plc	72,560
19,513	Sage Group plc	147,619
2,404	SAP AG	155,517
2,151	SimCorp A/S	108,420
2,217	Software AG	64,596
1,900	Square Enix Holdings Co., Ltd.	47,250
1,992	Temenos Group AG	81,892
1,300	Trend Micro, Inc.	46,049
5,915	UbiSoft Entertainment SA *	119,958

		1,616,800

Specialty Retail (1.6%):
1,200	Adastria Co., Ltd.	72,206
1,800	Aoyama Trading Co., Ltd.	63,764
10,955	Automotive Holdings Group, Ltd.	30,453
4,100	BIC Camera, Inc. ^	35,674
2,464	Bilia AB	49,390
18,000	Chow Sang Sang Holdings International, Ltd.	36,172
2,205	Clas Ohlson AB	33,757
4,700	DCM Holdings Co., Ltd.	34,543
32,869	Dixons Carphone plc	211,488
1,143	Dufry AG, Registered Shares *^	134,073
3,195	Dunelm Group plc	43,533
4,900	Edion Corp.	33,701
63,300	Esprit Holdings, Ltd.	47,406
400	Fast Retailing Co., Ltd.	162,436
534	Fielmann AG	36,520
76,000	Giordano International, Ltd.	36,890
602	Groupe FNAC SA *	34,420
5,232	Halfords Group plc	36,596
4,280	Hennes & Mauritz AB, B Shares	156,540
20,566	Howden Joinery Group plc	151,705
3,933	Industria de Diseno Textil SA	131,743
2,973	JB Hi-Fi, Ltd. ^	39,955
4,170	JD Sports Fashion plc	60,297
25,013	Kingfisher plc	135,992
1,600	Komeri Co., Ltd.	34,625
2,100	K’s Holding Corp.	66,126
13,250	L’occitane International SA	27,731
19,046	Lookers plc	48,098
21,000	Luk Fook Holdings International, Ltd.	52,681
900	Nitori Co., Ltd.	70,881
76,677	Pendragon plc	48,233
3,895	Premier Investments, Ltd.	35,263
2,779	Rona, Inc.	28,346
1,500	Sanrio Co., Ltd.	41,051
2,400	Shimachu Co., Ltd.	52,617
1,000	Shimamura Co., Ltd. ^	107,928

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
9,000	Sports Direct International *	$103,234
4,622	Super Retail Group, Ltd.	28,979
2,528	Supergroup plc *	52,183
2,400	USS Co., Ltd.	40,128
155	Valora Holding AG	29,554
2,800	VT Holdings Co., Ltd.	16,953
4,080	WHSmith plc	96,658
11,600	Yamada Denki Co., Ltd.	46,848

		2,837,371

Technology Hardware, Storage & Peripherals (0.8%):
10,460	BlackBerry, Ltd. *	64,204
6,400	Brother Industries, Ltd.	77,389
6,600	Canon, Inc.	191,233
2,700	Fujifilm Holdings Corp.	101,319
12,300	Konica Minolta Holdings, Inc.	129,857
7,998	Logitech International SA	104,854
84,000	NEC Corp.	258,952
727	Neopost	18,952
23,500	Ricoh Co., Ltd.	237,671
8,300	Seiko Epson Corp.	117,509
9,000	Toshiba Tec Corp.	28,673
6,800	Wacom Co., Ltd./Japan	25,148
873	Wincor Nixdorf AG	34,249

		1,390,010

Textiles, Apparel & Luxury Goods (2.0%):
2,364	Adidas AG	190,265
4,816	Burberry Group plc	99,933
381	Christian Dior SA	71,324
7,012	Compagnie Financiere Richemont SA, Registered Shares	546,457
1,059	Gerry Weber International AG	16,005
1,311	Gildan Activewear, Inc.	39,540
280,000	Global Brands Group Holdings, Ltd. *	58,252
121	Hermes International SA	44,049
1,437	Hugo Boss AG	161,134
1,307	Kering	213,908
88,358	Li & Fung, Ltd.	67,886
643	Luxottica Group SpA	44,694
1,520	LVMH Moet Hennessy Louis Vuitton SA	259,354
7,000	Onward Holdings Co., Ltd.	41,565
3,085	Pandora A/S	360,981
6,400	Prada SpA	24,643
1,139	Salvatore Ferragamo Italia SpA	30,415
27,600	Samsonite International SA	90,594
9,000	Seiko Holdings Corp.	52,468
28,000	Stella International Holdings, Ltd.	68,645
992	Swatch Group AG (The), Registered Shares	71,752
546	Swatch Group AG (The)	202,838
973	Ted Baker plc	47,251
36,000	Texwinca Holdings, Ltd.	32,473
404	Tod’s SpA	35,444
6,000	Wacoal Holdings Corp.	71,942
27,500	Yue Yuen Industrial Holdings, Ltd.	102,283

		3,046,095

Thrifts & Mortgage Finance (0.1%):
2,931	Aareal Bank AG	104,288
998	Genworth MI Canada, Inc.	21,504

		125,792

Tobacco (0.5%):
4,431	British American Tobacco plc, ADR	487,765

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Tobacco, continued
4,473	Imperial Tobacco Group plc	$231,475
4,800	Japan Tobacco, Inc.	149,336
2,105	Swedish Match AB, Class B	63,745

		932,321

Trading Companies & Distributors (1.7%):
2,637	AddTech AB, B Shares	37,548
21,185	Ashtead Group plc	298,953
894	Baywa AG	28,748
378	Bossard Holding AG	35,435
5,890	Brammer plc	23,095
2,932	Brenntag AG	157,774
4,067	Bunzl plc	109,148
1,879	Cramo OYJ	39,242
6,511	Diploma plc	65,599
6,630	Finning International, Inc.	97,291
7,080	Grafton Group plc	71,625
11,000	Hanwa Co., Ltd.	40,593
1,200	Inaba Denki Sangyo Co., Ltd.	36,374
1,100	Indutrade AB	50,379
11,200	ITOCHU Corp.	118,811
13,000	Iwatani Corp.	74,142
1,700	Kanamoto Co., Ltd.	30,607
24,000	Kanematsu Corp.	33,776
3,554	Kloeckner & Co. SE	29,047
22,100	Marubeni Corp.	108,511
5,100	Misumi Group, Inc.	52,800
9,800	Mitsubishi Corp.	161,146
12,100	Mitsui & Co., Ltd.	136,285
4,700	Nagase & Co., Ltd.	54,849
163,100	Noble Group, Ltd.	47,722
4,540	Ramirent OYJ	34,827
10,389	Rexel SA	127,744
224	Richelieu Hardware, Ltd.	11,177
1,801	Russel Metals, Inc.	29,169
26,046	SIG plc	68,526
41,600	Sojitz Corp.	77,510
8,100	Sumitomo Corp.	78,204
1,900	Toromont Industries, Ltd.	46,236
8,700	Toyota Tsushu Corp.	183,790
8,935	Travis Perkins plc	266,324
3,215	Wolseley plc	188,044

		3,051,051

Transportation Infrastructure (0.8%):
4,319	Abertis Infraestructuras SA	68,326
384	Aeroports de Paris	43,576
4,450	Atlantia SpA	124,582
27,490	Auckland International Airport, Ltd.	85,937
17,210	BBA Aviation plc	69,794
192	Flughafen Zuerich AG	133,820
1,200	Fraport AG	73,998
3,270	Groupe Eurotunnel SA	44,534
1,679	Hamburger Hafen und Logistik AG	27,318
129,000	Hutchison Port Holdings Trust	71,087
9,000	Kamigumi Co., Ltd.	73,881
5,000	Mitsubishi Logistics Corp.	57,903
20,665	Qube Holdings, Ltd.	28,886
15,500	SATS, Ltd.	41,739
3,463	SIAS SpA	38,942
8,000	Sumitomo Warehouse Co., Ltd. (The)	38,765
8,572	Sydney Airport	35,931
12,219	Transurban Group	85,430

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
1,114	Westshore Terminals Investment Corp.	$21,206

		1,165,655

Water Utilities (0.2%):
11,156	Pennon Group plc	131,393
4,217	Severn Trent plc	139,594
5,368	United Utilities Group plc	75,238

		346,225

Wireless Telecommunication Services (0.9%):
3,844	Freenet AG	126,864
7,400	KDDI Corp.	165,739
13,000	M1, Ltd./Singapore	25,827
452	Millicom International Cellular SA, SDR	28,285
2,104	Mobistar SA *	45,263
23,100	NTT DoCoMo, Inc.	387,335
1,708	Rogers Communications, Inc., Class B	58,892
4,200	SoftBank Group Corp.	193,268
10,900	StarHub, Ltd.	26,553
12,183	Tele2 AB	118,878
182,837	Vodafone Group plc	578,040

		1,754,944

Total Common Stocks (Cost $190,194,421)		164,547,638

Preferred Stocks (0.3%):
Automobiles (0.3%):
955	Bayerische Motoren Werke AG (BMW), 4.75%	65,567
1,528	Porsche Automobil Holding SE, 5.28%	65,030
3,007	Volkswagen AG, 4.97%	328,811

		459,408

Household Products (0.0%):
630	Henkel AG & Co. KGaA, 1.42%	64,724

Total Preferred Stocks (Cost $1,063,231)		524,132

Right (0.0%):
Health Care Providers & Services (0.0%):
1,312	Rhoen-Klinikum AG , Expires on 10/08/15*	29

Total Right (Cost $–)		29

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.6%):
$ 2,574,157	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	2,574,157

Total Securities Held as Collateral for Securities on Loan (Cost $2,574,157)		2,574,157

Unaffiliated Investment Company (0.1%):
94,297	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	94,297

Total Unaffiliated Investment Company (Cost $94,297)		94,297

Total Investment Securities (Cost $193,926,106)(e) - 101.0%		167,740,253
Net other assets (liabilities) - (1.0)%		(1,684,859)

Net Assets - 100.0%		$166,055,394

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Percentages indicated are based on net assets as of September 30, 2015.

ADR	-	American Depositary Receipt
NYS	-	New York Shares
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $2,252,031.
(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 0.00% of the net assets of the Fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2015. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(d)	The rate represents the effective yield at September 30, 2015.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
Australia	5.7%
Austria	0.4%
Belgium	1.7%
Bermuda	0.1%
Cambodia	—	%NM
Canada	6.4%
Cayman Islands	—	%NM
China	0.1%
Colombia	—	%NM
Denmark	1.9%
Egypt	—	%NM
European Community	—	%NM
Finland	1.6%
France	7.4%
Georgia	—	%NM
Germany	6.7%
Gibraltar	—	%NM
Hong Kong	2.6%
Ireland (Republic of)	1.2%
Isle of Man	—	%NM
Israel	0.5%
Italy	2.7%
Japan	23.9%
Luxembourg	0.2%
Malta	—	%NM
Netherlands	2.9%
New Zealand	0.4%
Norway	0.4%
Singapore	0.8%
Spain	2.7%
Sweden	3.2%
Switzerland	7.5%
United Kingdom	17.2%
United States	1.8%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (2.6%):
1,674	AAR Corp.	$31,756
4,560	Aerojet Rocketdyne Holdings, Inc. *	73,781
1,321	AeroVironment, Inc. *^	26,473
418	American Science & Engineering, Inc. ^	14,864
1,124	Astronics Corp. *	45,443
3,020	BE Aerospace, Inc.	132,578
17,722	Boeing Co. (The)	2,320,696
1,002	Breeze-Eastern Corp. *	14,008
3,829	BWX Technologies, Inc.	100,932
685	CPI Aerostructures, Inc. *	6,035
1,527	Cubic Corp.	64,042
3,375	Curtiss-Wright Corp.	210,668
5,683	DigitalGlobe, Inc. *	108,091
1,181	Engility Holdings, Inc. *	30,446
2,068	Esterline Technologies Corp. *	148,669
6,630	General Dynamics Corp.	914,609
2,423	HEICO Corp., Class A	110,028
1,641	HEICO Corp.	80,212
6,300	Hexcel Corp.	282,618
16,546	Honeywell International, Inc.	1,566,741
2,439	Huntington Ingalls Industries, Inc.	261,339
3,993	KLX, Inc. *	142,710
4,471	Kratos Defense & Security Solutions, Inc. *^	18,868
3,721	L-3 Communications Holdings, Inc.	388,919
1,019	LMI Aerospace, Inc. *^	10,475
7,202	Lockheed Martin Corp.	1,493,047
140	Moog, Inc., Class B *	7,574
2,746	Moog, Inc., Class A *	148,476
4,413	Northrop Grumman Corp.	732,337
4,794	Orbital ATK, Inc.	344,545
3,765	Precision Castparts Corp.	864,858
5,948	Raytheon Co.	649,878
5,248	Rockwell Collins, Inc.	429,496
3,691	Spirit AeroSystems Holdings, Inc., Class A *	178,423
2,334	Teledyne Technologies, Inc. *^	210,760
10,903	Textron, Inc.	410,389
1,412	TransDigm Group, Inc. *	299,923
3,379	Triumph Group, Inc.	142,188
18,573	United Technologies Corp.	1,652,811

		14,669,706

Air Freight & Logistics (0.7%):
4,941	Air Transport Services Group, Inc. *	42,246
2,000	Atlas Air Worldwide Holdings, Inc. *	69,120
5,902	C.H. Robinson Worldwide, Inc.	400,038
1,026	Echo Global Logistics, Inc. *^	20,110
5,128	Expeditors International of Washington, Inc.	241,272
5,089	FedEx Corp.	732,714
1,779	Forward Air Corp.	73,811
2,393	Hub Group, Inc. *^	87,129
1,058	Park-Ohio Holdings Corp.	30,534
3,266	Radiant Logistics, Inc. *	14,566
18,987	United Parcel Service, Inc., Class B	1,873,827
7,951	UTI Worldwide, Inc. *^	36,495
4,593	XPO Logistics, Inc. *^	109,451

		3,731,313

Airlines (0.8%):
7,723	Alaska Air Group, Inc.	613,592
998	Allegiant Travel Co.	215,818
18,817	American Airlines Group, Inc.	730,664
2,516	Copa Holdings SA, Class A ^	105,496
19,429	Delta Air Lines, Inc.	871,780

Shares		Fair Value
Common Stocks, continued
Airlines, continued
5,008	Hawaiian Holdings, Inc. *	$123,597
20,928	JetBlue Airways Corp. *^	539,315
16,261	Southwest Airlines Co.	618,568
5,511	Spirit Airlines, Inc. *	260,670
10,884	United Continental Holdings, Inc. *	577,396

		4,656,896

Auto Components (0.9%):
4,688	American Axle & Manufacturing Holdings, Inc. *	93,479
3,449	Autoliv, Inc. ^	375,975
8,910	BorgWarner, Inc.	370,567
5,300	Cooper Tire & Rubber Co.	209,403
1,615	Cooper-Standard Holding, Inc. *^	93,670
13,476	Dana Holding Corp. ^	213,999
8,299	Delphi Automotive plc	631,056
1,483	Drew Industries, Inc.	80,987
6,922	Federal Mogul Holdings Corp. *	47,277
2,274	Fox Factory Holding Corp. *	38,340
1,458	Fuel Systems Solutions, Inc. *^	7,042
15,509	Gentex Corp.	240,390
2,720	Gentherm, Inc. *	122,182
21,106	Goodyear Tire & Rubber Co.	619,038
1,365	Horizon Global Corp. *^	12,039
12,402	Johnson Controls, Inc.	512,947
3,653	Lear Corp.	397,373
3,637	Modine Manufacturing Co. *	28,623
1,190	Motorcar Parts of America, Inc. *	37,295
2,420	Remy International, Inc.	70,785
2,574	Spartan Motors, Inc.	10,631
1,736	Standard Motor Products, Inc.	60,552
1,582	Stoneridge, Inc. *	19,522
275	Strattec Security Corp. ^	17,342
3,646	Tenneco, Inc. *^	163,231
1,187	Tower International, Inc. *	28,203
3,447	Visteon Corp. *	348,974

		4,850,922

Automobiles (0.6%):
123,486	Ford Motor Co.	1,675,705
36,273	General Motors Co.	1,088,915
7,133	Harley-Davidson, Inc. ^	391,602
597	Tesla Motors, Inc. *^	148,295
3,270	Thor Industries, Inc.	169,386
1,652	Winnebago Industries, Inc.	31,636

		3,505,539

Banks (6.6%):
913	1st Constitution Bancorp *	10,618
2,060	1st Source Corp.	63,448
691	Access National Corp.	14,076
504	ACNB Corp.	10,599
661	American National Bankshares, Inc. ^	15,500
587	American River Bankshares *	5,665
2,147	Ameris Bancorp	61,726
704	Ames National Corp. ^	16,143
857	Arrow Financial Corp. ^	22,877
9,304	Associated Banc-Corp. ^	167,193
1,178	BancFirst Corp.	74,332
2,831	Bancorp, Inc. (The) *^	21,572
7,916	BancorpSouth, Inc. ^	188,163
198,718	Bank of America Corp.	3,096,025
899	Bank of Commerce Holdings ^	5,196
2,907	Bank of Hawaii Corp. ^	184,565
451	Bank of Marin Bancorp ^	21,643
3,947	Bank of the Ozarks, Inc. ^	172,721
6,397	BankUnited, Inc.	228,693

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,432	Banner Corp.	$68,407
459	Bar Harbor Bankshares ^	14,683
826	Baylake Corp.	11,688
13,940	BB&T Corp.	496,264
6,899	BBCN Bancorp, Inc.	103,623
842	BCB Bancorp, Inc.	8,378
2,507	Berkshire Hills Bancorp, Inc.	69,043
1,852	BNC Bancorp ^	41,170
3,062	BOK Financial Corp. ^	198,142
7,445	Boston Private Financial Holdings, Inc.	87,107
668	Bridge Bancorp, Inc.	17,842
1,162	Bryn Mawr Bank Corp. ^	36,103
74	C&F Financial Corp.	2,708
562	Camden National Corp.	22,705
2,300	Capital Bank Financial Corp. *	69,529
1,309	Capital City Bank Group, Inc. ^	19,530
1,814	Cardinal Financial Corp.	41,740
5,492	Cascade Bancorp *	29,712
6,541	Cathay General Bancorp	195,968
3,426	Centerstate Banks, Inc.	50,362
3,302	Central Pacific Financial Corp.	69,243
933	Central Valley Community Bancorp	11,280
273	Century Bancorp, Inc.	11,127
2,492	Chemical Financial Corp.	80,616
377	Chemung Financial Corp.	10,745
4,961	CIT Group, Inc.	198,589
57,639	Citigroup, Inc.	2,859,470
943	Citizens & Northern Corp. ^	18,407
552	Citizens Holding Co.	12,420
1,304	City Holding Co. ^	64,287
938	Civista Bancshares, Inc.	9,596
1,096	CNB Financial Corp.	19,914
3,178	CoBiz Financial, Inc.	41,346
69	Codorus Valley Bancorp, Inc.	1,414
56	Colony Bankcorp, Inc. *	504
4,847	Columbia Banking System, Inc.	151,275
5,001	Comerica, Inc.	205,541
6,795	Commerce Bancshares, Inc. ^	309,580
3,075	Community Bank System, Inc. ^	114,298
2,277	Community Bankers Trust Corp. *	11,499
1,325	Community Trust Bancorp, Inc.	47,051
1,798	CommunityOne Bancorp *^	19,544
2,266	ConnectOne Bancorp, Inc.	43,734
1,273	CU Bancorp *	28,592
3,565	Cullen/Frost Bankers, Inc. ^	226,663
2,643	Customers Bancorp, Inc. *	67,925
6,990	CVB Financial Corp. ^	116,733
408	DNB Financial Corp. ^	11,134
1,882	Eagle Bancorp, Inc. *	85,631
8,775	East West Bancorp, Inc.	337,136
1,692	Eastern Virginia Bankshares, Inc.	11,421
1,529	Enterprise Financial Services Corp.	38,485
312	Evans Bancorp, Inc.	7,738
14,308	F.N.B. Corp.	185,289
569	Farmers Capital Bank Corp. *^	14,140
1,329	Farmers National Banc Corp.	10,924
1,636	Fidelity Southern Corp.	34,585
30,808	Fifth Third Bancorp	582,579
1,053	Financial Institutions, Inc.	26,093
16,004	First Bancorp *	56,974
1,497	First Bancorp	25,449
814	First Bancorp, Inc. ^	15,547
611	First Bancshares, Inc. (The)	10,674
2,201	First Busey Corp.	43,734

Shares		Fair Value
Common Stocks, continued
Banks, continued
664	First Business Financial Services, Inc. ^	$15,617
633	First Citizens BancShares, Inc., Class A ^	143,058
1,419	First Community Bankshares	25,400
1,217	First Connecticut Bancorp, Inc.	19,618
4,645	First Financial Bancorp	88,627
967	First Financial Corp.	31,282
14,360	First Horizon National Corp.	203,625
1,650	First Interstate BancSystem	45,936
2,874	First Merchants Corp.	75,356
5,901	First Midwest Bancorp, Inc.	103,504
1,043	First NBC Bank Holding Co. *^	36,547
21,539	First Niagara Financial Group, Inc.	219,913
1,049	First of Long Island Corp. (The)	28,354
5,994	First Republic Bank	376,243
1,283	First South Bancorp	10,136
10,120	FirstMerit Corp.	178,820
2,253	Flushing Financial Corp.	45,105
14,664	Fulton Financial Corp. ^	177,434
877	German American Bancorp, Inc. ^	25,670
4,261	Glacier Bancorp, Inc.	112,448
1,035	Great Southern Bancorp, Inc.	44,816
1,174	Guaranty Bancorp	19,336
6,125	Hancock Holding Co. ^	165,681
2,408	Hanmi Financial Corp.	60,682
37	Hawthorn Bancshares, Inc.	517
1,375	Heartland Financial USA, Inc.	49,899
2,292	Heritage Financial Corp. ^	43,135
2,568	Heritage Oaks Bancorp	20,441
2,010	Hertiage Commerce Corp.	22,793
7,010	Hilltop Holdings, Inc. *	138,868
4,464	Home Bancshares, Inc.	180,792
1,540	Hometrust Bancshares, Inc. *	28,567
700	Horizon Bancorp	16,625
36,469	Huntington Bancshares, Inc.	386,571
3,185	IBERIABANK Corp.	185,399
1,483	Independent Bank Corp.	68,366
1,288	Independent Bank Group, Inc. ^	49,498
5,028	International Bancshares Corp.	125,851
20,845	Investors Bancorp, Inc.	257,227
78,963	JPMorgan Chase & Co.	4,814,373
23,078	KeyCorp	300,245
2,859	Lakeland Bancorp, Inc.	31,763
1,104	Lakeland Financial Corp.	49,846
396	Landmark Bancorp, Inc.	10,248
712	LCNB Corp.	11,527
2,565	LegacyTexas Financial Group, Inc.	78,181
3,751	M&T Bank Corp. ^	457,434
2,571	Macatawa Bank Corp.	13,318
918	Mackinac Financial Corp.	9,272
1,644	Mainsource Financial Group, Inc.	33,472
5,783	MB Financial, Inc.	188,757
1,869	MBT Financial Corp. *	11,663
1,293	Mercantile Bank Corp.	26,869
471	Merchants Bancshares, Inc.	13,847
555	Middleburg Financial Corp.	9,768
638	MidWestone Financial Group, Inc. ^	18,668
825	Monarch Financial Holdings, Inc.	10,222
570	MutualFirst Financial, Inc.	13,481
2,758	National Bank Holdings Corp. ^	56,622
514	National Bankshares, Inc. ^	15,991
10,583	National Penn Bancshares, Inc.	124,350
3,330	NBT Bancorp, Inc. ^	89,710
2,744	Newbridge Bancorp	23,406

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,094	Northeast Bancorp	$11,815
510	Northrim Bancorp, Inc.	14,754
341	Norwood Financial Corp.	9,889
3,309	OFG Bancorp	28,888
440	Ohio Valley Banc Corp.	10,670
819	Old Line Bancshares, Inc.	13,317
8,828	Old National Bancorp ^	122,974
676	Old Point Financial Corp.	10,620
2,225	Old Second Bancorp, Inc. *^	13,862
638	Orrstown Financial Services, Inc.	10,757
1,339	Pacific Continental Corp.	17,822
1,205	Pacific Mercantile Bancorp *	8,110
1,234	Pacific Premier Bancorp, Inc. *	25,075
5,617	PacWest Bancorp	240,464
3,377	Park Sterling Corp.	22,964
816	Parke Bancorp, Inc.	10,192
1,165	Peapack-Gladstone Financial Corp.	24,663
364	Penns Woods Bancorp, Inc.	14,895
553	Peoples Bancorp	9,678
1,361	Peoples Bancorp, Inc. ^	28,295
16,826	People’s United Financial, Inc. ^	264,673
2,028	Pinnacle Financial Partners, Inc.	100,203
9,936	PNC Financial Services Group, Inc.	886,290
5,883	Popular, Inc.	177,843
878	Preferred Bank Los Angeles	27,745
689	Premier Financial Bancorp, Inc. ^	9,811
5,202	PrivateBancorp, Inc.	199,393
3,966	Prosperity Bancshares, Inc. ^	194,770
606	QCR Holdings, Inc. ^	13,253
37,339	Regions Financial Corp.	336,424
2,391	Renasant Co. ^	78,544
1,417	Republic Bancorp, Inc.	34,787
2,622	S & T Bancorp, Inc. ^	85,530
348	Salisbury Bancorp, Inc.	10,040
1,898	Sandy Spring Bancorp, Inc.	49,690
1,879	Seacoast Banking Corp. *	27,584
1,252	Select Bancorp, Inc. *	9,140
1,113	Shore Bancshares, Inc.	10,818
1,028	Sierra Bancorp	16,407
1,267	Signature Bank *	174,289
1,703	Simmons First National Corp., Class A ^	81,625
1,569	South State Corp.	120,609
583	Southern First Bancshares, Inc. *	11,952
935	Southern National Bancorp	10,556
1,447	Southwest Bancorp	23,745
2,709	State Bank Financial Corp. ^	56,022
6,781	Sterling Bancorp ^	100,833
955	Stock Yards Bancorp, Inc. ^	34,714
884	Suffolk Bancorp	24,151
557	Summit Financial Group, Inc. ^	6,550
1,426	Sun Bancorp, Inc. *^	27,365
10,469	SunTrust Banks, Inc.	400,335
2,891	SVB Financial Group *	334,026
8,266	Synovus Financial Corp.	244,674
2,000	Talmer Bancorp, Inc., Class A	33,300
13,618	TCF Financial Corp.	206,449
3,015	Texas Capital Bancshares, Inc. *	158,046
1,121	Tompkins Financial Corp. ^	59,817
3,917	TowneBank ^	73,835
1,726	TriCo Bancshares	42,408
2,154	Tristate Capital Holdings, Inc. *^	26,860
5,128	Trustmark Corp. ^	118,816
94	Two River Bancorp	858
34,152	U.S. Bancorp	1,400,573

Shares		Fair Value
Common Stocks, continued
Banks, continued
3,455	UMB Financial Corp. ^	$175,549
13,520	Umpqua Holdings Corp. ^	220,376
3,371	Union Bankshares Corp. ^	80,904
384	Union Bankshares, Inc.	10,172
5,329	United Bankshares, Inc.	202,449
545	United Community Banks, Inc.	11,140
1,113	United Security Bancshares *	5,899
38	Unity Bancorp, Inc.	377
1,521	Univest Corp.	29,234
17,576	Valley National Bancorp ^	172,948
1,113	Washington Trust Bancorp	42,795
622	WashingtonFirst Bankshare, Inc.	11,663
5,614	Webster Financial Corp.	200,027
97,536	Wells Fargo & Co.	5,008,473
2,903	WesBanco, Inc. ^	91,299
1,062	West Bancorp	19,913
1,687	Westamerica Bancorp ^	74,970
3,990	Western Alliance Bancorp *	122,533
5,952	Wilshire Bancorp, Inc.	62,556
3,976	Wintrust Financial Corp.	212,438
190	Xenith Bankshares, Inc. *^	1,214
2,344	Yadkin Financial Corp. ^	50,373
368	Your Community Bankshares, Inc.	10,709
5,989	Zions Bancorp	164,937

		36,393,180

Beverages (1.8%):
466	Boston Beer Co., Inc. (The), Class A *^	98,144
2,734	Brown-Forman Corp., Class B ^	264,925
840	Brown-Forman Corp., Class A ^	89,872
545	Coca-Cola Bottling Co. Consolidated ^	105,392
91,177	Coca-Cola Co. (The)	3,658,021
9,466	Coca-Cola Enterprises, Inc.	457,681
2,448	Constellation Brands, Inc., Class A	306,514
6,432	Dr Pepper Snapple Group, Inc.	508,450
1,327	MGP Ingredients, Inc. ^	21,245
4,461	Molson Coors Brewing Co., Class B	370,352
4,112	Monster Beverage Corp. *	555,696
2,018	National Beverage Corp. *	62,013
39,574	PepsiCo, Inc.	3,731,828

		10,230,133

Biotechnology (2.9%):
42,387	AbbVie, Inc.	2,306,277
1,911	Acadia Pharmaceuticals, Inc. *^	63,197
600	Acorda Therapeutics, Inc. *	15,906
734	Agios Pharmaceuticals, Inc. *^	51,813
2,978	Alexion Pharmaceuticals, Inc. *	465,729
1,675	Alkermes plc *	98,272
1,138	Alnylam Pharmaceuticals, Inc. *^	91,450
13,648	Amgen, Inc.	1,887,791
12,134	Baxalta, Inc.	382,342
5,547	Biogen Idec, Inc. *	1,618,670
2,117	BioMarin Pharmaceutical, Inc. *	222,962
271	Biospecifics Technologies Corp. *^	11,799
4,351	Biota Pharmaceuticals, Inc. *	8,615
813	Bluebird Bio, Inc. *^	69,552
633	Catalyst Biosciences, Inc. *	2,950
17,875	Celgene Corp. *	1,933,539
1,376	Cepheid, Inc. *^	62,195
101	Clovis Oncology, Inc. *^	9,288
2,582	Dyax Corp. *	49,290
2,168	Emergent Biosolutions, Inc. *	61,766
1,701	Enanta Pharmaceuticals, Inc. *^	61,474

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
39,338	Gilead Sciences, Inc.	$3,862,599
4,915	Incyte Corp. *	542,272
83	Insys Therapeutics, Inc. *^	2,362
477	Intercept Pharmaceuticals, Inc. *	79,115
1,779	Intrexon Corp. ^	56,572
1,582	Isis Pharmaceuticals, Inc. *	63,944
1,126	Ligand Pharmaceuticals, Inc., Class B *^	96,442
6,222	Medivation, Inc. *	264,435
1,633	Myriad Genetics, Inc. *	61,205
1,599	Neurocrine Biosciences, Inc. *	63,624
12,904	OPKO Health, Inc. *^	108,523
432	Puma Biotechnology, Inc. *^	32,556
1,498	Regeneron Pharmaceuticals, Inc. *	696,780
2,380	Seattle Genetics, Inc. *^	91,773
2,907	Tenax Therapeutics, Inc. *^	8,808
186	Ultragenyx Pharmaceutical, Inc. *	17,914
1,549	United Therapeutics Corp. *^	203,291
1,986	Vertex Pharmaceuticals, Inc. *	206,822
288	ZIOPHARM Oncology, Inc. *^	2,595

		15,936,509

Building Products (0.5%):
4,957	A.O. Smith Corp.	323,147
3,058	AAON, Inc.	59,264
2,156	Allegion plc	124,315
1,273	American Woodmark Corp. *	82,580
1,604	Apogee Enterprises, Inc.	71,619
3,557	Armstrong World Industries, Inc. *	169,811
5,631	Builders FirstSource, Inc. *	71,401
521	Continental Building Products, Inc. *	10,701
4,496	Fortune Brands Home & Security, Inc. ^	213,425
1,252	Gibraltar Industries, Inc. *	22,974
1,209	Insteel Industries, Inc.	19,441
2,494	Lennox International, Inc. ^	282,645
9,772	Masco Corp.	246,059
3,362	NCI Building Systems, Inc. *	35,536
833	Nortek, Inc. *	52,737
8,468	Owens Corning, Inc.	354,893
1,426	Patrick Industries, Inc. *	56,313
3,615	PGT, Inc. *	44,392
3,674	Ply Gem Holdings, Inc. *^	42,986
1,925	Quanex Building Products Corp.	34,977
2,822	Simpson Manufacturing Co., Inc.	94,509
1,844	Trex Co., Inc. *^	61,461
5,393	USG Corp. *^	143,562

		2,618,748

Capital Markets (1.9%):
1,453	Affiliated Managers Group, Inc. *	248,448
3,326	Ameriprise Financial, Inc.	362,966
2,502	Artisan Partners Asset Management, Inc. ^	88,145
21,817	Bank of New York Mellon Corp. (The)	854,136
700	BGC Partners, Inc., Class A	5,754
1,633	BlackRock, Inc., Class A	485,769
15,655	Charles Schwab Corp. (The)	447,107
190	Diamond Hill Investment Group ^	35,348
8,642	E*TRADE Financial Corp. *	227,544
6,689	Eaton Vance Corp. ^	223,546
6,954	Federated Investors, Inc., Class B ^	200,971
7,698	Franklin Resources, Inc.	286,827
388	GAMCO Investors, Inc., Class A ^	21,301
8,362	Goldman Sachs Group, Inc. (The)	1,452,982

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
1,743	Greenhill & Co., Inc.	$49,623
141	Hennessy Advisors, Inc.	3,368
2,119	HFF, Inc., Class A	71,537
5,199	Interactive Brokers Group, Inc., Class A	205,205
1,643	INTL FCStone, Inc. *	40,566
11,615	Invesco, Ltd.	362,736
2,572	Investment Technology Group, Inc.	34,310
10,661	Janus Capital Group, Inc. ^	144,990
8,977	KCG Holdings, Inc. *^	98,478
10,552	Ladenburg Thalmann Financial Services, Inc. *^	22,265
6,335	Legg Mason, Inc.	263,599
7,804	LPL Financial Holdings, Inc. ^	310,365
28,031	Morgan Stanley	882,977
9,712	Northern Trust Corp.	661,970
3,638	NorthStar Asset Management Group, Inc.	52,242
1,024	Oppenheimer Holdings, Class A ^	20,490
1,113	Pzena Investment Management, Inc.	9,906
6,074	Raymond James Financial, Inc.	301,453
1,544	Safeguard Scientifics, Inc. *	23,994
4,367	SEI Investments Co.	210,620
660	Silvercrest Asset Management Group, Inc., Class A	7,135
5,822	State Street Corp.	391,297
4,014	Stifel Financial Corp. *	168,989
6,198	T. Rowe Price Group, Inc.	430,761
5,347	TD Ameritrade Holding Corp.	170,248
7,585	Waddell & Reed Financial, Inc., Class A ^	263,730
631	Westwood Holdings, Inc.	34,295
6,557	WisdomTree Investments, Inc. ^	105,764

		10,283,757

Chemicals (2.5%):
2,215	A. Schulman, Inc.	71,921
3,779	Air Products & Chemicals, Inc.	482,125
4,616	Airgas, Inc. ^	412,347
1,798	Albemarle Corp.	79,292
2,318	American Vanguard Corp. ^	26,796
1,970	Ashland, Inc.	198,221
4,053	Axiall Corp.	63,592
1,435	Balchem Corp.	87,205
5,058	Cabot Corp.	159,630
4,019	Calgon Carbon Corp.	62,616
6,123	Celanese Corp., Series A	362,298
11,520	CF Industries Holdings, Inc.	517,248
691	Chase Corp. ^	27,218
4,033	Chemours Co. (The)	26,094
6,548	Chemtura Corp. *	187,404
578	Core Molding Technologies, Inc. *^	10,664
4,606	Cytec Industries, Inc.	340,153
29,769	Dow Chemical Co. (The)	1,262,207
17,167	E.I. du Pont de Nemours & Co. ^	827,449
8,309	Eastman Chemical Co.	537,758
6,340	Ecolab, Inc.	695,625
3,723	FMC Corp.	126,247
3,222	Futurefuel Corp.	31,833
2,893	H.B. Fuller Co.	98,188
702	Hawkins, Inc.	27,027
20,298	Huntsman Corp.	196,688
1,620	Innophos Holdings, Inc.	64,217
1,833	Innospec, Inc.	85,253

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
2,701	International Flavor & Fragrances, Inc. ^	$278,905
743	KMG Chemicals, Inc.	14,332
471	Koppers Holdings, Inc.	9,500
2,348	Kraton Performance Polymers, Inc. *	42,029
4,741	Kronos Worldwide, Inc. ^	29,442
1,233	LSB Industries, Inc. *	18,890
11,476	LyondellBasell Industries NV, Class A	956,639
2,350	Minerals Technologies, Inc.	113,176
11,117	Monsanto Co.	948,726
15,602	Mosaic Co. (The)	485,378
703	NewMarket Corp. ^	250,971
5,884	Olin Corp.	98,910
3,546	Omnova Solutions, Inc. *	19,645
6,657	Platform Speciality Products Corp. *	84,211
6,775	PolyOne Corp.	198,779
6,290	PPG Industries, Inc.	551,570
7,814	Praxair, Inc.	795,934
906	Quaker Chemical Corp.	69,834
5,611	RPM International, Inc.	235,045
3,702	Scotts Miracle-Gro Co. (The)	225,156
1,417	Sensient Technologies Corp.	86,862
2,107	Sherwin Williams Co.	469,397
1,689	Stepan Co.	70,279
1,627	Trecora Resources *^	20,207
4,906	Tronox, Ltd., Class A ^	21,439
3,240	Valspar Corp. (The) ^	232,891
2,909	W.R. Grace & Co. *	270,682
3,468	Westlake Chemical Corp.	179,955

		13,846,100

Commercial Services & Supplies (1.2%):
3,737	ABM Industries, Inc.	102,057
10,293	ACCO Brands Corp. *	72,772
14,927	ADT Corp. (The) ^	446,317
4,271	ARC Document Solutions, Inc. *	25,412
2,727	Brady Corp., Class A	53,613
3,409	Brink’s Co. (The)	92,077
1,886	Casella Waste Systems, Inc. *	10,939
2,003	CECO Environmental Corp.	16,405
3,896	Cintas Corp.	334,082
4,474	Clean Harbors, Inc. *^	196,722
8,112	Copart, Inc. *	266,885
7,746	Covanta Holding Corp. ^	135,168
4,117	Deluxe Corp.	229,482
2,917	Essendant, Inc.	94,598
1,220	G&K Services, Inc., Class A	81,276
4,520	Herman Miller, Inc.	130,357
2,671	HNI Corp. ^	114,586
4,002	Interface, Inc.	89,805
8,571	KAR Auction Services, Inc.	304,271
2,829	Kimball International, Inc., Class B	26,762
3,654	Knoll, Inc.	80,315
1,875	Matthews International Corp., Class A	91,819
2,011	McGrath Rentcorp ^	53,674
2,641	Mobile Mini, Inc. ^	81,316
2,304	MSA Safety, Inc.	92,091
1,003	Multi-Color Corp.	76,719
1,552	NL Industries, Inc. *	4,640
11,428	Pitney Bowes, Inc.	226,846
2,606	Quad Graphics, Inc.	31,533
11,336	R.R. Donnelley & Sons Co. ^	165,052
17,116	Republic Services, Inc., Class A	705,179
12,227	Rollins, Inc.	328,539

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,467	SP Plus Corp. *	$33,961
5,403	Steelcase, Inc., Class A	99,469
2,252	Stericycle, Inc. *	313,726
1,572	Team, Inc. *	50,493
4,683	Tetra Tech, Inc.	113,844
2,299	Trc Companies, Inc. *^	27,197
7,765	Tyco International plc	259,817
1,022	UniFirst Corp.	109,160
1,309	US Ecology, Inc.	57,138
9,038	Waste Connections, Inc.	439,066
11,930	Waste Management, Inc.	594,233
5,156	West Corp.	115,494

		6,974,907

Communications Equipment (1.3%):
3,394	ADTRAN, Inc.	49,552
1,072	Alliance Fiber Optic Products, Inc. ^	18,320
580	Arista Networks, Inc. *^	35,490
12,243	Arris Group, Inc. *^	317,951
29,104	Brocade Communications Systems, Inc.	302,100
1,318	CalAmp Corp. *	21,207
3,965	Calix, Inc. *^	30,887
7,195	Ciena Corp. *^	149,080
98,834	Cisco Systems, Inc.	2,594,393
12,314	CommScope Holding Co., Inc. *	369,789
316	Communications Systems, Inc.	2,635
2,952	EchoStar Corp., Class A *	127,025
2,442	EMCORE Corp. *	16,606
2,366	F5 Networks, Inc. *	273,983
5,961	Finisar Corp. *^	66,346
7,060	Harmonic, Inc. *	40,948
4,123	Harris Corp.	301,597
503	Infinera Corp. *^	9,839
2,791	InterDigital, Inc.	141,225
4,483	Ixia *	64,959
11,482	Juniper Networks, Inc.	295,202
909	KVH Industries, Inc. *	9,090
2,200	Motorola Solutions, Inc.	150,436
2,590	NETGEAR, Inc. *	75,550
1,575	NetScout Systems, Inc. *	55,708
1,082	Numerex Corp., Class A *	9,424
1,097	Palo Alto Networks, Inc. *	188,684
1,949	Plantronics, Inc.	99,107
7,530	Polycom, Inc. *	78,914
21,754	QUALCOMM, Inc.	1,168,842
2,608	Ruckus Wireless, Inc. *^	30,983
289	Ubiquiti Networks, Inc.	9,794
2,186	ViaSat, Inc. *^	140,538

		7,246,204

Construction & Engineering (0.4%):
8,556	Aecom Technology Corp. *^	235,376
800	Aegion Corp. *	13,184
2,172	Ameresco, Inc., Class A *^	12,771
1,245	Argan, Inc.	43,177
9,571	Chicago Bridge & Iron Co. NV	379,586
3,167	Comfort Systems USA, Inc.	86,332
2,560	Dycom Industries, Inc. *	185,242
4,493	Emcor Group, Inc.	198,815
6,962	Fluor Corp.	294,841
2,615	Furmanite Corp. *	15,899
2,241	Granite Construction, Inc.	66,490
1,221	Integrated Electrical Services, Inc. *	9,426
7,332	Jacobs Engineering Group, Inc. *	274,437
8,113	KBR, Inc.	135,163

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
1,578	MYR Group, Inc. *	$41,344
574	NV5 Holdings, Inc. *^	10,653
2,101	Orion Marine Group, Inc. *	12,564
11,687	Quanta Services, Inc. *	282,942

		2,298,242

Construction Materials (0.2%):
3,233	Eagle Materials, Inc.	221,202
4,198	Headwaters, Inc. *	78,922
1,929	Martin Marietta Materials, Inc. ^	293,112
353	U.S. Lime & Minerals, Inc.	16,114
1,308	US Concrete, Inc. *^	62,509
3,797	Vulcan Materials Co.	338,693

		1,010,552

Consumer Finance (0.9%):
8,426	Ally Financial, Inc. *	171,722
21,738	American Express Co.	1,611,437
1,222	Asta Funding, Inc. *	10,424
12,087	Capital One Financial Corp.	876,549
2,740	Cash America International, Inc.	76,638
1,912	Consumer Portfolio Services, Inc. *	9,522
1,440	Credit Acceptance Corp. *^	283,493
15,168	Discover Financial Services	788,584
1,968	Encore Capital Group, Inc. *^	72,816
3,948	EZCORP, Inc., Class A *^	24,359
1,750	First Cash Financial Services, Inc. *	70,105
28,462	Navient Corp.	319,913
2,628	Nelnet, Inc.	90,955
750	Nicholas Financial, Inc. *	9,735
3,076	PRA Group, Inc. *^	162,782
960	Regional Mgmt Corp. *^	14,880
3,911	Santander Consumer USA Holdings, Inc. *	79,863
25,434	SLM Corp. *	188,212
4,946	Springleaf Holdings, Inc. *	216,239

		5,078,228

Containers & Packaging (0.8%):
480	AEP Industries, Inc. *	27,518
5,032	AptarGroup, Inc.	331,911
8,497	Avery Dennison Corp.	480,676
5,487	Ball Corp.	341,291
8,105	Bemis Co., Inc.	320,715
4,924	Berry Plastics Group, Inc. *	148,065
3,728	Crown Holdings, Inc. *	170,556
31,666	Graphic Packaging Holding Co.	405,008
1,310	Greif, Inc., Class B	50,658
1,930	Greif, Inc., Class A ^	61,586
2,608	Myers Industries, Inc.	34,947
14,800	Owens-Illinois, Inc. *	306,656
5,763	Packaging Corp. of America	346,702
8,276	Sealed Air Corp.	387,979
5,736	Silgan Holdings, Inc. ^	298,501
8,155	Sonoco Products Co.	307,770
538	UFP Technologies, Inc. *	12,293
8,158	WestRock Co.	419,648

		4,452,480

Distributors (0.2%):
1,537	Core Markt Holdngs Co., Inc. ^	100,597
5,041	Genuine Parts Co.	417,849
12,475	LKQ Corp. *	353,791
2,491	Pool Corp.	180,099
1,621	VOXX International Corp. *	12,028
811	Weyco Group, Inc.	21,929

		1,086,293

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services (0.3%):
1,304	American Public Education, Inc. *	$30,579
3,117	Bright Horizons Family Solutions, Inc. *	200,236
3,401	Cambium Learning Group, Inc. *^	16,223
918	Capella Education Co.	45,459
5,222	Career Education Corp. *	19,635
1,464	Carriage Services, Inc. ^	31,608
506	Collectors Universe, Inc.	7,630
270	Graham Holdings Co., Class B ^	155,790
3,582	Grand Canyon Education, Inc. *	136,080
8,916	H&R Block, Inc.	322,759
8,124	Houghton Mifflin Harcourt Co. *	164,998
2,988	K12, Inc. *^	37,171
482	Liberty Tax, Inc. ^	11,226
2,211	National American University Holdings, Inc.	6,191
16,159	Service Corp. International	437,910
1,660	ServiceMaster Global Holdings, Inc. *	55,693
4,536	Sotheby’s ^	145,061
982	Steiner Leisure *	62,043
622	Strayer Education, Inc. *	34,191
1,696	Universal Technical Institute, Inc.	5,953

		1,926,436

Diversified Financial Services (1.3%):
30,743	Berkshire Hathaway, Inc., Class B *	4,008,887
753	California First National Bancorp	10,060
4,785	CBOE Holdings, Inc.	320,978
6,184	CME Group, Inc.	573,504
3,237	Gain Capital Holdings, Inc.	23,565
1,486	IntercontinentalExchange, Inc.	349,195
10,465	Leucadia National Corp.	212,021
1,798	MarketAxess Holdings, Inc.	166,998
974	Marlin Business Services, Inc. ^	14,990
7,351	McGraw-Hill Cos., Inc. (The)	635,862
3,411	Moody’s Corp.	334,960
2,951	MSCI, Inc., Class A	175,466
4,805	NASDAQ OMX Group, Inc. (The)	256,251
3,621	Newstar Financial, Inc. *^	29,692
1,763	PICO Holdings, Inc. *	17,066
1,748	Resource America, Inc., Class A ^	11,624
1,767	Tiptree Financial, Inc., Class A ^	11,309
6,436	Voya Financial, Inc.	249,524

		7,401,952

Diversified Telecommunication Services (2.0%):
144,562	AT&T, Inc.	4,709,829
1,419	Atlantic Tele-Network, Inc.	104,907
15,064	CenturyLink, Inc.	378,408
12,621	Cincinnati Bell, Inc. *	39,378
3,023	Cogent Communications Group, Inc. ^	82,105
1,623	FairPoint Communications, Inc. *	25,010
62,376	Frontier Communications Corp. ^	296,286
3,714	General Communication, Inc., Class A *	64,104
16,816	Globalstar, Inc. *	26,401
815	Hawaiian Telcom Holdco, Inc. *	16,936
1,994	IDT Corp.	28,514
3,003	Inteliquent, Inc.	67,057
8,873	Level 3 Communications, Inc. *	387,661
1,975	Lumos Networks Corp.	24,016
4,045	ORBCOMM, Inc. *^	22,571
1,182	Premiere Global Services, Inc. *	16,241

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
111,515	Verizon Communications, Inc.	$4,852,017

		11,141,441

Electric Utilities (1.4%):
2,950	ALLETE, Inc.	148,946
9,564	American Electric Power Co., Inc.	543,809
11,798	Duke Energy Corp.	848,747
6,122	Edison International	386,115
2,442	El Paso Electric Co.	89,914
2,643	Empire District Electric Co. ^	58,225
4,408	Entergy Corp.	286,961
8,259	Eversource Energy	418,071
16,319	Exelon Corp.	484,674
9,988	FirstEnergy Corp.	312,724
1,272	Genie Energy, Ltd., Class B ^	10,469
9,652	Great Plains Energy, Inc. ^	260,797
2,555	IDACORP, Inc. ^	165,334
9,481	ITC Holdings Corp.	316,097
2,096	MGE Energy, Inc. ^	86,334
8,138	NextEra Energy, Inc.	793,861
5,716	OGE Energy Corp.	156,390
2,284	Otter Tail Power Co. ^	59,521
2,939	Pinnacle West Capital Corp.	188,507
5,361	PNM Resources, Inc.	150,376
5,276	Portland General Electric Co.	195,054
13,030	PPL Corp.	428,557
15,845	Southern Co. (The) ^	708,272
844	Unitil Corp.	31,127
7,918	Westar Energy, Inc.	304,368
13,233	Xcel Energy, Inc.	468,581

		7,901,831

Electrical Equipment (0.7%):
1,157	Acuity Brands, Inc.	203,146
926	Allied Motion Technologies, Inc. ^	16,455
9,515	AMETEK, Inc. ^	497,825
1,953	AZZ, Inc.	95,092
1,614	Babcock & Wilcox Enterprises, Inc. *	27,115
6,460	Eaton Corp. plc	331,398
15,630	Emerson Electric Co.	690,376
1,574	Encore Wire Corp.	51,423
3,345	EnerSys	179,225
3,160	Franklin Electric Co., Inc. ^	86,047
4,065	Generac Holdings, Inc. *^	122,316
3,673	General Cable Corp.	43,709
1,311	Global Power Equipment Group, Inc. ^	4,811
2,929	Hubbell, Inc., Class B	248,819
215	Hubbell, Inc., Class A	23,250
1,831	LSI Industries, Inc.	15,454
415	Power Solutions International, Inc. *^	9,425
1,248	Powersecure International, Inc. *	14,377
400	Preformed Line Products Co.	14,860
2,535	Regal-Beloit Corp.	143,101
5,384	Rockwell Automation, Inc.	546,313
4,783	Sensata Technologies Holding NV *	212,078
228	SL Industries, Inc. *	7,752
1,790	Solarcity Corp. *^	76,451
2,410	Thermon Group Holdings, Inc. *	49,526

		3,710,344

Electronic Equipment, Instruments & Components (1.3%):
10,547	Amphenol Corp., Class A	537,476
2,510	Anixter International, Inc. *	145,028

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
6,881	Arrow Electronics, Inc. *	$380,382
7,582	Avnet, Inc.	323,600
12,048	AVX Corp. ^	157,708
867	Badger Meter, Inc. ^	50,338
1,955	Belden CDT, Inc.	91,279
9,645	CDW Corp.	394,095
3,190	Checkpoint Systems, Inc.	23,128
3,912	Cognex Corp.	134,455
1,412	Coherent, Inc. *	77,236
24,175	Corning, Inc.	413,877
1,747	CUI Global, Inc. *	9,032
2,838	Daktronics, Inc.	24,605
3,167	Dolby Laboratories, Inc., Class A ^	103,244
516	DTS, Inc. *	13,777
1,835	Electro Rent Corp.	19,047
2,339	Electro Scientific Industries, Inc.	10,853
2,696	Fabrinet *	49,418
1,007	FARO Technologies, Inc. *	35,245
1,256	FEI Co.	91,738
3,977	Flextronics International, Ltd. *	41,918
7,918	FLIR Systems, Inc.	221,625
640	Frequency Electronics, Inc. *	6,643
1,955	GSI Group, Inc. *	24,887
1,004	Identiv, Inc. *^	3,504
4,641	II-VI, Inc. *	74,627
8,931	Ingram Micro, Inc., Class A	243,280
3,140	IPG Photonics Corp. *^	238,546
2,195	Itron, Inc. *	70,042
14,490	Jabil Circuit, Inc. ^	324,141
3,410	KEMET Corp. *	6,274
10,715	Keysight Technologies, Inc. *	330,451
232	Knowles Corp. *^	4,276
1,036	Littlelfuse, Inc.	94,431
2,613	Mercury Computer Systems, Inc. *	41,573
214	Mesa Labs, Inc. ^	23,840
2,290	Methode Electronics, Inc., Class A	73,051
567	MOCON, Inc. ^	7,655
915	MTS Systems Corp.	55,001
1,857	Multi-Fineline Electronix, Inc. *	31,012
1,799	Napco Security Technologies, Inc. *	10,884
5,833	National Instruments Corp.	162,099
2,619	Newport Corp. *	36,011
1,498	OSI Systems, Inc. *	115,286
1,553	Park Electrochemical Corp.	27,317
267	PC Connection, Inc.	5,535
1,087	PCM, Inc. *	9,826
772	Perceptron, Inc. *	5,859
1,681	Planar Systems, Inc. *	9,750
2,255	Plexus Corp. *	86,998
4,858	RadiSys Corp. *	13,117
2,153	Rofin-Sinar Technologies, Inc. *	55,827
1,193	Rogers Corp. *	63,444
6,195	Sanmina Corp. *	132,387
2,157	ScanSource, Inc. *	76,487
2,996	SYNNEX Corp. ^	254,840
7,695	TE Connectivity, Ltd.	460,854
1,492	Tech Data Corp. *	102,202
11,016	Trimble Navigation, Ltd. *	180,883
6,321	TTM Technologies, Inc. *	39,380
585	Wayside Technology Group, Inc.	10,173
1,769	Zebra Technologies Corp., Class A *^	135,417

		6,996,914

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (1.0%):
419	Atwood Oceanics, Inc. ^	$6,205
10,900	Cameron International Corp. *	668,388
1,743	Core Laboratories N.V.	173,951
8,386	Diamond Offshore Drilling, Inc.	145,078
230	Dril-Quip, Inc. *^	13,391
1,558	Era Group, Inc. *	23,323
6,591	Forum Energy Technologies, Inc. *	80,476
1,086	Gulf Island Fabrication, Inc.	11,436
22,785	Halliburton Co.	805,450
6,005	Helmerich & Payne, Inc. ^	283,796
1,750	Matrix Service Co. *	39,323
17,703	Nabors Industries, Ltd.	167,293
935	Natural Gas Services Group *	18,046
13,657	Noble Corp. plc ^	148,998
8,208	Oceaneering International, Inc.	322,410
9,357	Parker Drilling Co. *	24,609
607	Patterson-UTI Energy, Inc. ^	7,976
974	PHI, Inc. *	18,389
6,920	Rowan Cos. plc, Class A	111,758
13,318	RPC, Inc. ^	117,864
27,230	Schlumberger, Ltd.	1,878,054
11,176	Superior Energy Services, Inc.	141,153
107	TETRA Technologies, Inc. *	632
17,262	Transocean, Ltd. ^	223,025

		5,431,024

Food & Staples Retailing (1.8%):
3,779	Casey’s General Stores, Inc. ^	388,935
1,143	Chefs’ Warehouse, Inc. *^	16,185
10,328	Costco Wholesale Corp.	1,493,119
20,762	CVS Health Corp.	2,003,118
1,267	Ingles Markets, Inc., Class A	60,601
27,120	Kroger Co. (The)	978,218
1,720	Natural Grocers by Vitamin Cottage, Inc. *^	39,027
1,852	PriceSmart, Inc. ^	143,234
27,665	Rite AID Corp. *^	167,927
674	SpartanNash Co.	17,423
5,794	Sprouts Farmers Market, Inc. *^	122,253
16,013	Supervalu, Inc. *	114,973
14,041	Sysco Corp.	547,178
3,347	United Natural Foods, Inc. *^	162,363
738	Village Super Market, Inc.	17,424
13,485	Walgreens Boots Alliance, Inc.	1,120,604
37,292	Wal-Mart Stores, Inc.	2,418,012
2,367	Weis Markets, Inc. ^	98,822
9,659	Whole Foods Market, Inc.	305,707

		10,215,123

Food Products (1.7%):
13,576	Archer-Daniels-Midland Co.	562,725
3,898	B&G Foods, Inc. ^	142,082
2,500	Boulder Brands, Inc. *^	20,475
4,129	Bunge, Ltd.	302,656
808	Calavo Growers, Inc. ^	36,069
1,455	Cal-Maine Foods, Inc. ^	79,458
11,911	Campbell Soup Co. ^	603,649
7,455	ConAgra Foods, Inc.	302,002
5,447	Dean Foods Co. ^	89,984
2,089	Diamond Foods, Inc. *^	64,467
1,004	Farmer Brothers Co. *	27,359
13,535	Flowers Foods, Inc. ^	334,856
378	Fresh Del Monte Produce, Inc.	14,935
13,416	General Mills, Inc.	753,040
2,962	Hain Celestial Group, Inc. *^	152,839
4,279	Hershey Co.	393,155

Shares		Fair Value
Common Stocks, continued
Food Products, continued
5,968	Hormel Foods Corp.	$377,834
4,292	Ingredion, Inc.	374,735
1,198	Inventure Foods, Inc. *^	10,638
1,150	J & J Snack Foods Corp.	130,709
3,256	J.M. Smucker Co. (The)	371,477
300	John B Sanfilippo And Son, Inc.	15,378
6,185	Kellogg Co.	411,612
1,671	Lancaster Colony Corp.	162,889
3,829	McCormick & Co.	314,667
389	McCormick & Co., Inc.	31,902
5,324	Mead Johnson Nutrition Co.	374,810
22,092	Mondelez International, Inc., Class A	924,991
4,778	Pilgrim’s Pride Corp. ^	99,287
9,318	Pinnacle Foods, Inc.	390,238
3,941	Post Holdings, Inc. *^	232,913
43	Seaboard Corp. *	132,397
677	Seneca Foods Corp., Class A *	17,839
4,064	Snyders-Lance, Inc. ^	137,079
2,430	TreeHouse Foods, Inc. *	189,030
12,982	Tyson Foods, Inc., Class A ^	559,524
4,692	WhiteWave Foods Co., Class A *	188,384

		9,328,084

Gas Utilities (0.5%):
7,858	AGL Resources, Inc.	479,652
5,447	Atmos Energy Corp.	316,906
900	Chesapeake Utilities Corp.	47,772
519	Delta Natural Gas Co., Inc.	10,619
1,024	Gas Natural, Inc.	9,155
2,633	Laclede Group, Inc. (The) ^	143,577
5,114	National Fuel Gas Co. ^	255,598
5,713	New Jersey Resources Corp.	171,561
1,671	Northwest Natural Gas Co. ^	76,599
3,527	ONE Gas, Inc. ^	159,879
5,305	Piedmont Natural Gas Co., Inc.	212,571
11,558	Questar Corp.	224,341
155	RGC Resources, Inc.	3,196
4,168	South Jersey Industries, Inc.	105,242
2,850	Southwest Gas Corp.	166,212
11,479	UGI Corp.	399,699
3,316	WGL Holdings, Inc. ^	191,234

		2,973,813

Health Care Equipment & Supplies (1.9%):
1,143	Abaxis, Inc.	50,281
20,433	Abbott Laboratories	821,814
110	ABIOMED, Inc. *	10,204
5,108	Alere, Inc. *	245,950
3,792	Align Technology, Inc. *	215,234
703	Analogic Corp. ^	57,674
2,726	AngioDynamics, Inc. *	35,956
1,103	Anika Therapeutics, Inc. *^	35,108
115	Atrion Corp.	43,120
10,534	Baxter International, Inc.	346,042
3,922	Becton, Dickinson & Co.	520,293
13,439	Boston Scientific Corp. *	220,534
2,558	C.R. Bard, Inc.	476,581
2,183	Cantel Medical Corp.	123,776
300	CONMED Corp.	14,322
745	Cooper Cos., Inc. (The)	110,901
1,619	CryoLife, Inc.	15,753
1,668	Cyberonics, Inc. *	101,381
1,230	Cynosure, Inc., Class A *	36,949
3,960	DENTSPLY International, Inc.	200,257
1,491	Derma Sciences, Inc. *	7,023

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,493	Dexcom, Inc. *	$128,189
3,847	Edwards Lifesciences Corp. *	546,928
1,052	Exactech, Inc. *	18,336
4,329	Globus Medical, Inc., Class A *^	89,437
1,444	Greatbatch, Inc. *	81,470
2,946	Haemonetics Corp. *	95,215
3,533	Halyard Health, Inc. *^	100,479
3,413	Hill-Rom Holdings, Inc.	177,442
15,973	Hologic, Inc. *	625,023
497	ICU Medical, Inc. *	54,422
3,716	IDEXX Laboratories, Inc. *^	275,913
1,874	Integra LifeSciences Holdings Corp. *	111,597
555	Intuitive Surgical, Inc. *	255,067
2,327	Invacare Corp.	33,672
1,209	LeMaitre Vascular, Inc. ^	14,738
3,945	Masimo Corp. *	152,119
13,486	Medtronic plc	902,752
3,164	Meridian Bioscience, Inc.	54,104
2,425	Merit Medical Systems, Inc. *	57,982
952	Natus Medical, Inc. *	37,556
1,702	Neogen Corp. *	76,573
1,759	NuVasive, Inc. *	84,819
1,074	Orthofix International NV *	36,248
3,726	ResMed, Inc.	189,877
3,310	RTI Surgical, Inc. *^	18,801
624	SeaSpine Holdings Corp. *^	10,109
2,924	Sirona Dental Systems, Inc. *	272,926
4,995	St. Jude Medical, Inc.	315,135
3,912	STERIS Corp. ^	254,163
4,367	Stryker Corp.	410,935
785	Surmodics, Inc. *	17,144
2,356	Teleflex, Inc. ^	292,639
1,676	Thoratec Corp. *	106,024
227	Utah Medical Products, Inc.	12,228
3,306	Varian Medical Systems, Inc. *	243,917
691	Vascular Solutions, Inc. *	22,395
4,404	West Pharmaceutical Services, Inc.	238,344
3,518	Zimmer Holdings, Inc.	330,446

		10,434,317

Health Care Providers & Services (3.1%):
3,247	Acadia Healthcare Co., Inc. *	215,179
1,958	Aceto Corp.	53,747
634	Addus HomeCare Corp. *	19,749
9,600	Aetna, Inc.	1,050,336
3,470	Air Methods Corp. *^	118,292
666	Alliance HealthCare Services, Inc. *	6,500
542	Almost Family, Inc. *	21,707
1,915	Amedisys, Inc. *	72,713
2,846	AmerisourceBergen Corp.	270,342
3,501	AMN Healthcare Services, Inc. *	105,065
3,440	AmSurg Corp. *^	267,322
6,078	Anthem, Inc.	850,920
1,157	BioTelemetry, Inc. *	14,162
5,253	Brookdale Senior Living, Inc. *	120,609
1,321	Capital Senior Living Corp. *^	26,486
7,734	Cardinal Health, Inc.	594,126
3,352	Centene Corp. *	181,779
1,288	Chemed Corp. ^	171,909
4,923	CIGNA Corp.	664,703
9,271	Community Health Systems, Inc. *	396,521
1,871	CorVel Corp. *	60,433
8,182	DaVita, Inc. *	591,804
1,529	Ensign Group, Inc. (The)	65,181
5,274	Envision Healthcare Holdings, Inc. *	194,030

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
2,510	ExamWorks Group, Inc. *^	$73,392
13,934	Express Scripts Holding Co. *	1,128,097
3,745	Five Star Quality Care, Inc. *	11,572
2,639	Hanger Orthopedic Group, Inc. *^	35,996
5,584	HCA Holdings, Inc. *	431,978
4,439	Health Net, Inc. *	267,317
5,230	HealthSouth Corp.	200,675
2,040	Healthways, Inc. *	22,685
2,255	Henry Schein, Inc. *	299,284
4,142	Humana, Inc.	741,418
2,629	InfuSystems Holdings, Inc. *	7,177
1,149	IPC Healthcare, Inc. *	89,266
4,876	Kindred Healthcare, Inc.	76,797
3,322	Laboratory Corp. of America Holdings *	360,337
1,626	LHC Group, Inc. *	72,796
3,038	LifePoint Hospitals, Inc. *	215,394
2,025	Magellan Health Services, Inc. *	112,246
5,524	McKesson, Inc.	1,022,106
2,729	MEDNAX, Inc. *	209,560
3,066	Molina Healthcare, Inc. *^	211,094
1,075	National Healthcare Corp.	65,457
1,219	National Research Corp. ^	14,555
4,172	Owens & Minor, Inc. ^	133,254
6,645	Patterson Cos., Inc.	287,396
1,669	PharMerica Corp. *	47,516
2,269	Premier, Inc., Class A *	77,986
1,197	Providence Service Corp. *	52,165
8,208	Quest Diagnostics, Inc.	504,546
2,518	RadNet, Inc. *^	13,975
9,791	Select Medical Holdings Corp.	105,645
3,573	Surgical Care Affiliates, Inc. *	116,801
4,086	Team Health Holdings, Inc. *	220,767
6,770	Tenet Healthcare Corp. *^	249,948
1,840	Triple-S Management Corp., Class B *	32,770
937	U.S. Physical Therapy, Inc.	42,062
22,539	UnitedHealth Group, Inc.	2,614,750
6,141	Universal American Financial Corp. *^	42,004
3,476	Universal Health Services, Inc., Class B	433,840
3,789	VCA Antech, Inc. *	199,491
2,512	WellCare Health Plans, Inc. *^	216,484

		17,194,214

Health Care Technology (0.2%):
11,176	Allscripts Healthcare Solutions, Inc. *^	138,582
1,100	athenahealth, Inc. *^	146,685
5,336	Cerner Corp. *	319,946
639	Computer Programs & Systems, Inc.	26,921
3,974	MedAssets, Inc. *	79,718
5,545	Merge Healthcare, Inc. *	39,370
1,095	Omnicell, Inc. *	34,055
2,725	Quality Systems, Inc.	34,008
1,747	Simulations Plus, Inc.	16,492
1,663	Veeva Systems, Inc., Class A *^	38,931

		874,708

Hotels, Restaurants & Leisure (2.7%):
11,656	Aramark Holdings Corp.	345,484
7,927	Belmond, Ltd., Class A *	80,142
1	Biglari Holdings, Inc. *	366
1,927	BJ’s Restaurants, Inc. *^	82,919

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
11,520	Bloomin’ Brands, Inc.	$209,434
1,441	Bravo Brio Restaurant Group, Inc. *	16,240
2,887	Brinker International, Inc. ^	152,058
1,469	Buffalo Wild Wings, Inc. *^	284,149
5,584	Carnival Corp.	277,525
2,043	Carrols Restaurant Group, Inc. *	24,312
1,723	Century Casinos, Inc. *	10,596
4,028	Cheesecake Factory, Inc. (The)	217,351
795	Chipotle Mexican Grill, Inc. *	572,599
3,453	Choice Hotels International, Inc. ^	164,535
748	Chuy’s Holdings, Inc. *^	21,243
3,651	ClubCorp Holdings, Inc.	78,350
2,326	Cracker Barrel Old Country Store, Inc. ^	342,573
2,581	Darden Restaurants, Inc.	176,902
1,574	Del Frisco’s Restaurant Group, Inc. *	21,863
4,856	Denny’s Corp. *	53,562
4,306	Diamond Resorts International, Inc. *^	100,717
1,558	DineEquity, Inc.	142,806
2,213	Domino’s Pizza, Inc.	238,805
3,746	Dunkin’ Brands Group, Inc. ^	183,554
1,277	Fiesta Restaurant Group, Inc. *^	57,937
5,639	Hilton Worldwide Holdings, Inc.	129,359
1,044	Hyatt Hotels Corp., Class A *^	49,172
3,435	Interval Leisure Group, Inc.	63,067
2,174	Jack in the Box, Inc.	167,485
671	Jamba, Inc. *	9,562
2,949	Krispy Kreme Doughnuts, Inc. *	43,144
446	La Quinta Holdings, Inc. *	7,038
11,175	Las Vegas Sands Corp. ^	424,315
2,136	Luby’s, Inc. *	10,616
4,182	Marriott International, Inc., Class A ^	285,212
2,136	Marriott Vacations Worldwide Corp.	145,547
25,131	McDonald’s Corp.	2,476,158
341	Nathans Famous, Inc.	12,965
5,162	Norwegian Cruise Line Holdings, Ltd. *	295,783
2,346	Panera Bread Co., Class A *	453,740
2,292	Papa John’s International, Inc.	156,956
1,317	Popeyes Louisiana Kitchen, Inc. *	74,226
886	RCI Hospitality Holdings, Inc. *	9,232
1,501	Red Lion Hotels Corp. *	12,759
878	Red Robin Gourmet Burgers *	66,500
1,840	Restaurant Brands International, Inc.	66,093
9,166	Royal Caribbean Cruises, Ltd.	816,599
268	Ruby Tuesday, Inc. *	1,664
3,127	Ruth’s Hospitality Group, Inc.	50,782
6,758	SeaWorld Entertainment, Inc. ^	120,360
5,250	Six Flags Entertainment Corp.	240,345
1,933	Sonic Corp.	44,362
2,826	Speedway Motorsports, Inc.	51,009
42,723	Starbucks Corp.	2,428,375
6,861	Starwood Hotels & Resorts Worldwide, Inc.	456,119
4,257	Texas Roadhouse, Inc.	158,360
1,604	Town Sports International Holdings, Inc. *	4,219
2,755	Vail Resorts, Inc.	288,393
24,420	Wendy’s Co. (The) ^	211,233
3,982	Wyndham Worldwide Corp.	286,306
11,870	Yum! Brands, Inc.	949,007

		14,922,084

Shares		Fair Value
Common Stocks, continued
Household Durables (0.8%):
504	Cavco Industries, Inc. *	$34,317
9,991	D.R. Horton, Inc.	293,336
1,137	Dixie Group, Inc. (The) *^	9,505
1,910	Ethan Allen Interiors, Inc.	50,443
5,743	Garmin, Ltd.	206,059
2,761	GoPro, Inc., Class A *^	86,198
1,807	Harman International Industries, Inc.	173,454
1,111	Helen of Troy, Ltd. *	99,212
500	Hooker Furniture Corp. ^	11,770
432	Installed Building Products, Inc. *^	10,921
3,931	La-Z-Boy, Inc.	104,407
4,024	Leggett & Platt, Inc.	165,990
670	Lennar Corp., Class B	26,532
7,538	Lennar Corp., Class A ^	362,804
1,249	Libbey, Inc.	40,730
1,017	Lifetime Brands, Inc. ^	14,218
3,757	M.D.C. Holdings, Inc. ^	98,358
1,880	M/I Homes, Inc. *	44,330
3,168	Meritage Corp. *	115,695
2,599	Mohawk Industries, Inc. *	472,472
7,131	Newell Rubbermaid, Inc.	283,172
312	NVR, Inc. *	475,869
10,679	PulteGroup, Inc.	201,513
1,566	Skullcandy, Inc. *^	8,660
21,167	Standard Pacific Corp. *^	169,336
1,545	Taylor Morrison Home Corp., Class A *^	28,830
3,400	Tempur-Pedic International, Inc. *	242,862
4,654	Toll Brothers, Inc. *	159,353
1,519	TopBuild Corp. *	47,043
10,253	TRI Pointe Homes, Inc. *	134,212
2,946	Tupperware Brands Corp. ^	145,798
718	Universal Electronics, Inc. *	30,178
2,999	Whirlpool Corp.	441,633
2,147	William Lyon Homes, Class A *^	44,228
1,918	Zagg, Inc. *^	13,023

		4,846,461

Household Products (1.4%):
185	Central Garden & Pet Co., Class A *	2,980
3,686	Church & Dwight Co., Inc.	309,255
5,232	Clorox Co. (The)	604,453
23,253	Colgate-Palmolive Co.	1,475,635
1,106	Energizer Holdings, Inc. ^	42,813
12,973	HRG Group, Inc. *^	152,173
9,918	Kimberly-Clark Corp.	1,081,459
333	Oil-Dri Corp.	7,626
582	Orchids Paper Products Co.	15,190
50,565	Procter & Gamble Co. (The)	3,637,647
3,822	Spectrum Brands Holdings, Inc.	349,751
698	WD-40 Co.	62,171

		7,741,153

Independent Power and Renewable Electricity Producers (0.2%):
18,368	AES Corp. (The)	179,823
31,955	Calpine Corp. *	466,543
7,034	Dynegy, Inc. *	145,393
14,628	NRG Energy, Inc.	217,226
2,123	NRG Yield, Inc., Class A	24,648
2,123	NRG Yield, Inc., Class A ^	23,671
4,183	Pattern Energy Group, Inc. ^	79,853
1,627	Talen Energy Corp. *	16,433

		1,153,590

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (1.3%):
16,212	3M Co.	$2,298,375
2,793	Carlisle Cos., Inc.	244,052
11,944	Danaher Corp.	1,017,748
132,639	General Electric Co.	3,345,156
1,736	Raven Industries, Inc. ^	29,425
2,845	Roper Industries, Inc.	445,812

		7,380,568

Insurance (3.8%):
6,370	ACE, Ltd. ^	658,657
9,911	Aflac, Inc.	576,126
457	Alleghany Corp. *	213,926
5,452	Allied World Assurance Co. Holdings AG	208,103
9,076	Allstate Corp. (The)	528,586
4,095	AMBAC Financial Group, Inc. *	59,255
6,319	American Equity Investment Life Holding Co.	147,296
5,202	American Financial Group, Inc.	358,470
25,911	American International Group, Inc.	1,472,264
2,043	American National Insurance Co.	199,479
1,543	Amerisafe, Inc.	76,733
6,227	AmTrust Financial Services ^	392,176
5,048	Aon plc	447,304
3,277	Arch Capital Group, Ltd. *^	240,761
7,028	Arthur J. Gallagher & Co.	290,116
3,532	Aspen Insurance Holdings, Ltd.	164,132
4,113	Assurant, Inc.	324,968
12,605	Assured Guaranty, Ltd.	315,125
10,102	Brown & Brown, Inc.	312,859
5,173	Chubb Corp. (The)	634,468
4,635	Cincinnati Financial Corp.	249,363
1,199	CNA Financial Corp.	41,881
2,354	Crawford & Co.	13,206
2,915	Crawford & Co., Class A ^	16,295
1,631	Donegal Group, Inc., Class A	22,932
1,546	EMC Insurance Group, Inc.	35,883
2,393	Employers Holdings, Inc.	53,340
2,455	Endurance Specialty Holdings, Ltd.	149,829
1,007	Enstar Group, Ltd. *	151,050
4,220	Erie Indemnity Co., Class A	350,007
1,892	Everest Re Group, Ltd.	327,958
1,054	Federated National Holding Co.	25,317
7,742	First American Financial Corp. ^	302,480
1,400	Genworth Financial, Inc., Class A *	6,468
695	Global Indemnity plc *	18,188
2,383	Greenlight Capital Re, Ltd. *^	53,093
1,469	Hallmark Financial Services, Inc. *	16,879
2,378	Hanover Insurance Group, Inc. (The)	184,771
13,280	Hartford Financial Services Group, Inc. (The)	607,958
5,815	HCC Insurance Holdings, Inc.	450,488
997	HCI Group, Inc. ^	38,654
1,317	Independence Holding Co.	17,068
153	Investors Title Co.	11,086
700	Kemper Corp. ^	24,759
7,124	Lincoln National Corp.	338,105
10,557	Loews Corp.	381,530
5,556	Maiden Holdings, Ltd. ^	77,117
399	Markel Corp. *	319,942
12,507	Marsh & McLennan Cos., Inc.	653,116
2,916	Mercury General Corp. ^	147,287
18,161	MetLife, Inc.	856,291
1,498	National Interstate Corp.	39,967

Shares		Fair Value
Common Stocks, continued
Insurance, continued
262	National Western Life Insurance Co., Class A	$58,347
15,982	Old Republic International Corp.	249,958
1,796	Onebeacon Insurance Group, Ltd.	25,216
4,021	Primerica, Inc. ^	181,226
13,182	Principal Financial Group, Inc.	624,036
4,240	ProAssurance Corp.	208,057
34,117	Progressive Corp. (The) ^	1,045,345
8,861	Prudential Financial, Inc.	675,297
1,894	Reinsurance Group of America, Inc.	171,577
2,650	RenaissanceRe Holdings, Ltd.	281,748
2,855	RLI Corp.	152,828
3,178	StanCorp Financial Group, Inc.	362,928
3,118	State Auto Financial Corp.	71,122
1,761	Stewart Information Services Corp.	72,043
9,398	Symetra Financial Corp.	297,353
3,501	Torchmark Corp.	197,456
10,660	Travelers Cos., Inc. (The)	1,060,990
1,616	United Insurance Holdings Co.	21,250
3,169	Universal Insurance Holdings, Inc.	93,612
7,275	UnumProvident Corp.	233,382
4,691	Validus Holdings, Ltd.	211,423
5,735	W.R. Berkley Corp.	311,812
342	White Mountains Insurance Group, Ltd.	255,577
4,786	Willis Group Holdings plc	196,082
7,339	XL Group plc	266,552

		20,928,329

Internet & Catalog Retail (1.5%):
2,093	1-800 Flowers.com, Inc., Class A *	19,046
9,398	Amazon.com, Inc. *	4,810,743
691	Blue Nile, Inc. *^	23,176
2,685	CafePress, Inc. *^	11,599
3,740	Expedia, Inc.	440,123
1,483	Gaiam, Inc., Class A *	9,120
19,321	Groupon, Inc. *^	62,986
3,111	HSN, Inc. ^	178,074
5,384	Liberty TripAdvisor Holdings, Inc., Class A *	119,363
5,754	Netflix, Inc. *	594,158
1,637	Nutri/System, Inc.	43,413
1,213	Priceline Group, Inc. (The) *	1,500,312
2,141	Shutterfly, Inc. *^	76,541
4,247	TripAdvisor, Inc. *^	267,646

		8,156,300

Internet Software & Services (1.9%):
3,020	Actua Corp. *	35,515
4,907	Akamai Technologies, Inc. *	338,877
2,044	Cimpress NV *^	155,569
430	CoStar Group, Inc. *	74,416
3,069	DealerTrack Holdings, Inc. *	193,838
1,546	Demand Media, Inc. *^	6,447
4,681	DHI Group, Inc. *	34,218
9,400	EarthLink Holdings Corp.	73,132
20,891	eBay, Inc. *	510,576
990	Envestnet, Inc. *^	29,670
25,508	Facebook, Inc., Class A *	2,293,169
3,838	Google, Inc., Class A *	2,450,064
4,092	Google, Inc., Class C *	2,489,654
1,270	GTT Communications, Inc. *^	29,540
4,017	IAC/InterActiveCorp	262,190
3,284	Internap Network Services Corp. *^	20,131
3,214	Intralinks Holdings, Inc. *	26,644
2,946	j2 Global, Inc.	208,724

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
5,660	Limelight Networks, Inc. *	$10,811
834	LinkedIn Corp., Class A *	158,568
2,502	Marchex, Inc.	10,083
6,852	Monster Worldwide, Inc. *^	43,990
3,759	NIC, Inc.	66,572
3,900	Pandora Media, Inc. *	83,226
2,520	QuinStreet, Inc. *	13,986
752	Qumu Corp. *	2,948
5,613	Rackspace Hosting, Inc. *^	138,529
2,745	RealNetworks, Inc. *^	11,227
401	Reis, Inc.	9,083
1,895	TechTarget *	16,145
1,344	Travelzoo, Inc. *	11,115
3,390	Tremor Video, Inc. *	6,305
2,871	Twitter, Inc. *^	77,345
3,098	VeriSign, Inc. *^	218,595
4,619	Web.com Group, Inc. *	97,369
2,525	WebMD Health Corp. *	100,596
17,225	Yahoo!, Inc. *	497,975
641	Zillow Group, Inc., Class A *^	18,416
1,282	Zillow Group, Inc., Class C *^	34,614

		10,859,872

IT Services (4.2%):
16,856	Accenture plc, Class A	1,656,270
4,417	Acxiom Corp. *	87,280
2,562	Alliance Data Systems Corp. *	663,507
6,911	Amdocs, Ltd.	393,098
10,694	Automatic Data Processing, Inc.	859,370
1,732	Blackhawk Network Holdings, Inc. *	73,419
8,907	Booz Allen Hamilton Holding Corp.	233,452
5,121	Broadridge Financial Solutions, Inc.	283,447
1,200	CACI International, Inc., Class A *	88,764
4,434	Cardtronics, Inc. *^	144,992
521	Cass Information Systems, Inc.	25,597
5,879	CIBER, Inc. *	18,695
11,008	Cognizant Technology Solutions Corp., Class A *	689,211
3,769	Computer Sciences Corp.	231,341
5,794	CoreLogic, Inc. *	215,711
2,608	CSG Systems International, Inc. ^	80,326
1,260	Datalink Corp. *	7,522
3,048	DST Systems, Inc.	320,467
1,894	Epam Systems, Inc. *	141,141
3,396	Euronet Worldwide, Inc. *	251,610
4,871	Everi Holdings, Inc. *^	24,988
1,896	Exlservice Holdings, Inc. *	70,019
9,099	Fidelity National Information Services, Inc.	610,361
7,889	Fiserv, Inc. *	683,266
1,827	FleetCor Technologies, Inc. *	251,432
825	Forrester Research, Inc.	25,938
2,317	Gartner, Inc. *	194,466
14,124	Genpact, Ltd. *	333,468
2,666	Global Payments, Inc.	305,870
1,357	Hackett Group, Inc. (The)	18,659
2,090	Heartland Payment Systems, Inc.	131,691
3,433	Higher One Holdings, Inc. *	6,763
25,154	International Business Machines Corp.	3,646,574
4,561	Jack Henry & Associates, Inc.	317,491
645	Leidos Holdings, Inc.	26,645
4,003	Lionbridge Technologies, Inc. *	19,775
1,840	ManTech International Corp., Class A	47,288
26,787	MasterCard, Inc., Class A	2,414,044

Shares		Fair Value
Common Stocks, continued
IT Services, continued
4,126	Maximus, Inc.	$245,745
3,966	ModusLink Global Solutions, Inc. *	11,343
1,007	NCI, Inc., Class A	13,363
14,412	Paychex, Inc.	686,444
19,119	PayPal Holdings, Inc. *	593,454
2,322	Perficient, Inc. *	35,828
840	PFSweb, Inc. *	11,945
2,591	Science Applications International Corp.	104,184
6,403	Servicesource International, Inc. *	25,612
1,241	StarTek, Inc. *	4,195
3,283	Sykes Enterprises, Inc. *	83,717
4,553	Syntel, Inc. *^	206,296
3,701	TeleTech Holdings, Inc.	99,150
6,775	Teradata Corp. *	196,204
6,995	Total System Services, Inc.	317,783
3,021	Unisys Corp. *^	35,950
5,853	Vantive, Inc., Class A *	262,917
5,190	VeriFone Systems, Inc. *	143,919
899	Virtusa Corp. *	46,128
36,614	Visa, Inc., Class A	2,550,530
20,683	Western Union Co. ^	379,740
2,362	Wex, Inc. *	205,116
47,016	Xerox Corp.	457,466

		22,310,987

Leisure Products (0.3%):
864	Arctic Cat, Inc. ^	19,164
5,928	Brunswick Corp.	283,892
3,789	Callaway Golf Co.	31,638
658	Escalade, Inc. ^	10,396
5,080	Hasbro, Inc. ^	366,472
1,198	Marine Products Corp.	8,314
12,323	Mattel, Inc. ^	259,522
1,932	Nautilus Group, Inc. *	28,980
2,607	Polaris Industries, Inc. ^	312,502
4	Smith & Wesson Holding Corp. *^	67
15	Sturm, Ruger & Co., Inc. ^	880
4,759	Vista Outdoor, Inc. *	211,442

		1,533,269

Life Sciences Tools & Services (0.7%):
2,368	Affymetrix, Inc. *^	20,223
9,200	Agilent Technologies, Inc.	315,836
1,365	Bio-Rad Laboratories, Inc., Class A *	183,333
1,690	Bio-Techne Corp.	156,257
7,817	Bruker Corp. *	128,433
2,431	Cambrex Corp. *	96,462
3,826	Charles River Laboratories International, Inc. *	243,028
1,979	Harvard Bioscience, Inc. *^	7,481
3,178	Illumina, Inc. *	558,755
2,457	Luminex Corp. *	41,548
1,117	Mettler-Toledo International, Inc. *^	318,055
4,123	PAREXEL International Corp. *	255,296
3,436	PerkinElmer, Inc.	157,919
2,883	Quintiles Transnational Holdings, Inc. *	200,570
7,334	Thermo Fisher Scientific, Inc.	896,801
2,208	Waters Corp. *	261,008

		3,841,005

Machinery (2.7%):
4,467	Accuride Corp. *	12,374
6,394	AGCO Corp. ^	298,152
2,170	Albany International Corp., Class A	62,084

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
14,459	Allison Transmission Holdings, Inc.	$385,911
1,977	Altra Industrial Motion Corp.	45,708
1,445	ARC Group Worldwide, Inc. *	2,601
2,035	Astec Industries, Inc.	68,193
3,610	Barnes Group, Inc.	130,141
4,549	Blount International, Inc. *^	25,338
14,452	Caterpillar, Inc. ^	944,582
2,289	Chart Industries, Inc. *^	43,972
1,021	CIRCOR International, Inc.	40,963
3,541	CLARCOR, Inc.	168,835
5,831	Colfax Corp. *^	174,405
1,526	Columbus McKinnon Corp.	27,712
2,706	Commercial Vehicle Group, Inc. *^	10,905
3,811	Crane Co.	177,631
4,259	Cummins, Inc.	462,442
8,663	Deere & Co. ^	641,061
11,159	Donaldson Co., Inc. ^	313,345
1,924	Douglas Dynamics, Inc.	38,211
6,235	Dover Corp.	356,517
1,316	EnPro Industries, Inc.	51,548
1,981	ESCO Technologies, Inc.	71,118
4,690	Federal Signal Corp.	64,300
6,370	Flowserve Corp.	262,062
694	FreightCar America, Inc. ^	11,909
1,046	Gencor Industries, Inc. *	9,456
1,203	Global Brass & Copper Holdings, Inc. ^	24,674
1,720	Gorman-Rupp Co. (The) ^	41,228
4,041	Graco, Inc. ^	270,868
995	Hardinge, Inc.	9,134
7,203	Harsco Corp. ^	65,331
4,761	Hillenbrand, Inc.	123,834
490	Hurco Cos, Inc.	12,858
1,063	Hyster-Yale Materials Handling, Inc., Class A ^	61,473
4,228	IDEX Corp.	301,456
8,094	Illinois Tool Works, Inc.	666,216
10,352	Ingersoll-Rand plc	525,572
5,449	ITT Corp.	182,160
1,662	John Bean Technologies Corp.	63,572
4,427	Kennametal, Inc.	110,188
143	Key Technology, Inc. *	1,725
787	L.B. Foster Co., Class A	9,664
4,630	Lincoln Electric Holdings, Inc. ^	242,751
1,213	Manitex International, Inc. *^	6,817
10,121	Manitowoc Co., Inc. (The) ^	151,815
5,860	Meritor, Inc. *	62,292
2,401	Middleby Corp. (The) *	252,561
3,785	Mueller Industries, Inc.	111,960
15,582	Mueller Water Products, Inc., Class A	119,358
1,258	NN, Inc. ^	23,273
4,854	Nordson Corp. ^	305,511
158	Omega Flex, Inc.	5,277
6,301	OshKosh Corp. ^	228,915
8,328	PACCAR, Inc.	434,472
6,362	Parker Hannifin Corp. ^	619,023
7,837	Pentair plc	400,000
976	Proto Labs, Inc. *	65,392
1,060	RBC Bearings, Inc. *	63,314
9,209	Rexnord Corp. *	156,369
2,202	Snap-On, Inc.	332,370
2,342	SPX Corp.	27,917
2,342	SPX FLOW, Inc. *	80,635
775	Standex International Corp.	58,396

Shares		Fair Value
Common Stocks, continued
Machinery, continued
8,868	Stanley Black & Decker, Inc.	$860,018
2,010	Sun Hydraulics Corp.	55,215
953	Supreme Industires, Inc., Class A	7,938
1,121	Tennant Co.	62,978
8,108	Terex Corp.	145,458
5,255	Timken Co.	144,460
3,172	Toro Co.	223,753
3,413	TriMas Corp. *	55,803
14,684	Trinity Industries, Inc. ^	332,886
204	Valmont Industries, Inc.	19,358
5,806	Wabash National Corp. *^	61,486
1,988	WABCO Holdings, Inc. *^	208,402
2,486	Wabtec Corp.	218,892
1,617	Watts Water Technologies, Inc., Class A	85,410
4,666	Woodward, Inc.	189,906
935	Xerium Technologies, Inc. *	12,136
8,177	Xylem, Inc.	268,614

		14,072,560

Marine (0.0%):
2,117	Kirby Corp. *	131,148
3,233	Matson, Inc.	124,438

		255,586

Media (3.1%):
1,468	A.H. Belo Corp., Class A	7,237
1,454	AMC Entertainment Holdings, Inc., Class A	36,626
3,483	AMC Networks, Inc., Class A *	254,851
270	Cable One, Inc. *	113,243
13,518	Cablevision Systems Corp., Class A	438,929
1,418	Carmike Cinemas, Inc. *^	28,488
10,884	CBS Corp., Class B	434,272
182	CBS Corp., Class A	8,172
2,057	Charter Communications, Inc., Class A *^	361,723
7,978	Cinemark Holdings, Inc.	259,205
1,661	Clear Channel Outdoor Holdings, Inc., Class A *	11,843
12,622	Comcast Corp., Class A ^	722,483
69,079	Comcast Corp., Class A	3,929,215
9,406	Crown Media Holdings, Inc. *^	50,322
2,817	Discovery Communications, Inc., Class A *^	73,327
5,135	Discovery Communications, Inc., Class C *	124,729
5,853	DISH Network Corp., Class A *	341,464
2,731	E.W. Scripps Co. (The), Class A	48,257
2,473	Entercom Communications Corp. *	25,126
4,792	Entravision Communications Corp., Class A	31,819
6,638	Gannett Co., Inc.	97,778
4,886	Gray Television, Inc. *	62,345
4,727	Harte-Hanks, Inc.	16,686
13,729	Interpublic Group of Cos., Inc. (The)	262,636
192	John Wiley & Sons, Inc., Class B	9,429
3,739	John Wiley & Sons, Inc., Class A	187,062
1,134	Liberty Broadband Corp., Class A *	58,333
4,115	Liberty Broadband Corp., Class C *	210,565
2,977	Liberty Media Corp. *	106,338
6,525	Liberty Media Corp., Class C *	224,852
4,292	Lions Gate Entertainment Corp. ^	157,946
9,171	Live Nation, Inc. *	220,471

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
2,629	Madison Square Garden, Inc., Class A *	$189,656
9,820	Media General, Inc. *^	137,382
2,849	Meredith Corp. ^	121,310
2,689	Morningstar, Inc.	215,819
3,726	National CineMedia, Inc.	50,003
5,102	New York Times Co. (The), Class A ^	60,255
4,904	News Corp., Class B	62,869
10,825	News Corp., Class A	136,612
1,755	Nexstar Broadcasting Group, Inc.	83,099
9,679	Omnicom Group, Inc. ^	637,846
1,419	Reading International, Inc., Class A *	17,979
8,109	Regal Entertainment Group, Class A	151,557
245	Scholastic Corp.	9,545
3,817	Scripps Networks Interactive, Class A ^	187,758
632	Sinclair Broadcast Group, Inc., Class A	16,002
63,403	Sirius XM Holdings, Inc. *^	237,127
2,237	Sizmek, Inc. *	13,400
5,277	Starz - Liberty Capital *^	197,043
12,586	Tegna, Inc.	281,801
2,901	Time Warner Cable, Inc., Class A	520,352
12,768	Time Warner, Inc., Class A	877,800
8,287	Time, Inc.	157,867
23,830	Twenty-First Century Fox, Inc.	642,933
8,290	Twenty-First Century Fox, Inc., Class B	224,410
300	Viacom, Inc., Class A	13,281
9,106	Viacom, Inc., Class B	392,924
29,471	Walt Disney Co. (The)	3,011,937

		17,564,339

Metals & Mining (0.6%):
52,003	Alcoa, Inc.	502,348
6,283	Allegheny Technologies, Inc. ^	89,093
799	Ampco-Pittsburgh Corp.	8,717
3,952	Carpenter Technology Corp. ^	117,651
9,476	Commercial Metals Co. ^	128,400
3,284	Compass Minerals International, Inc. ^	257,367
3,430	Globe Specialty Metals, Inc.	41,606
468	Handy & Harman, Ltd. *	11,223
943	Haynes International, Inc.	35,683
29,166	Hecla Mining Co.	57,457
1,359	Materion Corp.	40,797
22,005	Newmont Mining Corp.	353,620
762	Noranda Aluminum Holding Corp.	1,250
14,934	Nucor Corp.	560,771
4,360	Reliance Steel & Aluminum Co.	235,484
3,769	Royal Gold, Inc.	177,068
1,365	Schnitzer Steel Industries, Inc., Class A	18,482
3,772	Southern Copper Corp. ^	100,788
13,753	Steel Dynamics, Inc.	236,277
7,009	Stillwater Mining Co. *^	72,403
701	Synalloy Corp.	6,421
548	Universal Stainless & Alloy Products, Inc. *^	5,798

		3,058,704

Multiline Retail (0.9%):
4,485	Big Lots, Inc.	214,921

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
4,578	Burlington Stores, Inc. *	$233,661
3,183	Dillard’s, Inc., Class A ^	278,162
7,215	Dollar General Corp.	522,655
8,223	Dollar Tree, Inc. *^	548,145
1,212	Gordmans Stores, Inc. *	4,242
1,071	J.C. Penney Co., Inc. *^	9,950
14,751	Kohl’s Corp.	683,119
9,334	Macy’s, Inc.	479,021
7,550	Nordstrom, Inc.	541,411
4,464	Sears Holdings Corp. *^	100,886
14,447	Target Corp.	1,136,401

		4,752,574

Multi-Utilities (1.0%):
2,900	Alliant Energy Corp.	169,621
6,827	Ameren Corp.	288,577
3,774	Avista Corp.	125,486
2,740	Black Hills Corp. ^	113,272
9,831	CenterPoint Energy, Inc.	177,351
7,809	CMS Energy Corp.	275,814
6,503	Consolidated Edison, Inc.	434,726
11,101	Dominion Resources, Inc.	781,289
5,020	DTE Energy Co.	403,457
11,771	MDU Resources Group, Inc.	202,461
9,333	NiSource, Inc.	173,127
2,865	NorthWestern Corp. ^	154,223
9,105	PG&E Corp.	480,744
9,863	Public Service Enterprise Group, Inc.	415,824
3,804	SCANA Corp.	214,013
4,145	Sempra Energy	400,904
15,404	TECO Energy, Inc.	404,509
5,394	Vectren Corp.	226,602
5,278	WEC Energy Group, Inc.	275,617

		5,717,617

Oil, Gas & Consumable Fuels (5.4%):
9,197	Abraxas Petroleum Corp. *	11,772
332	Adams Resources & Energy, Inc.	13,612
6,084	Alon USA Energy, Inc. ^	109,938
12,259	Anadarko Petroleum Corp.	740,321
3,651	Antero Resources Corp. *^	77,255
7,454	Apache Corp.	291,899
7,486	Cabot Oil & Gas Corp.	163,644
23,024	California Resources Corp. ^	59,862
6,635	Callon Petroleum Co. *	48,369
4,358	Carrizo Oil & Gas, Inc. *	133,093
6,161	Cheniere Energy, Inc. *	297,576
40,868	Chevron Corp.	3,223,668
4,132	Cimarex Energy Co.	423,447
23,855	Cobalt International Energy, Inc. *^	168,893
8,205	Columbia Pipeline Group, Inc.	150,069
3,107	Concho Resources, Inc. *	305,418
27,866	ConocoPhillips	1,336,453
6,394	CONSOL Energy, Inc. ^	62,661
10,259	Continental Resources, Inc. *^	297,203
3,623	CVR Energy, Inc.	148,724
2,434	Delek US Holdings, Inc.	67,422
7,686	Devon Energy Corp.	285,074
8,860	DHT Holdings, Inc. ^	65,741
3,752	Diamondback Energy, Inc. *	242,379
4,317	Energen Corp.	215,246
6,042	Enlink Midstream LLC	110,448
14,408	EOG Resources, Inc.	1,048,902
8,400	EP Energy Corp., Class A *^	43,260
3,986	EQT Corp.	258,173

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
110,717	Exxon Mobil Corp.	$8,231,810
4,505	Gaslog, Ltd. ^	43,338
6,091	Gastar Exploration, Inc. *	7,005
6,113	Gulfport Energy Corp. *	181,434
2,222	Hallador Energy Co. ^	15,443
6,004	Hess Corp.	300,560
5,485	HollyFrontier Corp.	267,887
158	Isramco, Inc. *^	15,696
30,317	Kinder Morgan, Inc.	839,175
19,908	Kosmos Energy LLC *	111,087
15,266	Marathon Oil Corp. ^	235,096
17,758	Marathon Petroleum Corp.	822,728
5,710	Matador Resources Co. *^	118,425
1,155	Memorial Resource Development Corp. *	20,305
10,133	Murphy Oil Corp. ^	245,219
11,693	Newfield Exploration Co. *	384,700
8,825	Noble Energy, Inc.	266,339
14,751	Occidental Petroleum Corp.	975,779
8,157	ONEOK, Inc.	262,655
1,401	Panhandle Oil & Gas, Inc., Class A ^	22,640
6,440	PBF Energy, Inc., Class A ^	181,801
2,402	PDC Energy, Inc. *^	127,330
12,602	Phillips 66	968,338
2,980	Pioneer Natural Resources Co. ^	362,487
6	PrimeEnergy Corp. *	444
10,000	QEP Resources, Inc.	125,300
7,470	Range Resources Corp. ^	239,936
3,344	Renewable Energy Group, Inc. *^	27,688
7,647	Rice Energy, Inc. *^	123,576
6,330	RSP Permian, Inc. *^	128,183
14,497	Scorpio Tankers, Inc.	132,937
1,307	SemGroup Corp., Class A	56,515
5,633	SM Energy Co. ^	180,481
10,853	Spectra Energy Corp.	285,108
6,282	Synergy Resources Corp. *^	61,564
3,292	Targa Resources Corp.	169,604
6,407	Teekay Shipping Corp.	189,903
9,185	Tesoro Corp.	893,149
14,623	Valero Energy Corp.	878,842
8,471	Western Refining, Inc.	373,741
3,000	Whiting Petroleum Corp. *	45,810
8,981	Williams Cos., Inc. (The)	330,950
3,991	World Fuel Services Corp.	142,878
958	WPX Energy, Inc. *	6,342

		29,800,750

Paper & Forest Products (0.2%):
3,411	Boise Cascade Co. *	86,025
1,659	Clearwater Paper Corp. *	78,371
575	Deltic Timber Corp.	34,391
4,768	Domtar Corp.	170,456
11,111	International Paper Co.	419,886
9,067	KapStone Paper & Packaging Corp.	149,696
8,034	Louisiana-Pacific Corp. *^	114,404
5,575	Mercer International, Inc.	55,917
1,274	Neenah Paper, Inc.	74,249
7,266	Resolute Forest Products *	60,380
2,301	Schweitzer-Mauduit International, Inc.	79,108
2,283	Wausau Paper Corp.	14,611

		1,337,494

Shares		Fair Value
Common Stocks, continued
Personal Products (0.3%):
1,611	Coty, Inc., Class A	$43,594
2,413	Edgewell Personal Care Co. ^	196,901
6,576	Estee Lauder Co., Inc. (The), Class A	530,551
5,611	Herbalife, Ltd. *	305,799
1,755	Inter Parfums, Inc.	43,542
923	Medifast, Inc. *	24,792
1,236	Natures Sunshine Products, Inc.	14,807
4,808	Nu Skin Enterprises, Inc., Class A	198,474
723	Nutraceutical International Corp. *	17,070
2,385	Revlon, Inc. *^	70,238
340	United-Guardian, Inc.	6,127

		1,451,895

Pharmaceuticals (3.2%):
3,345	Akorn, Inc. *^	95,349
7,923	Allergan plc *	2,153,551
21,399	Bristol-Myers Squibb Co.	1,266,821
1,422	Catalent, Inc. *	34,555
1,468	Cumberland Pharmaceuticals, Inc. *	8,470
5,309	DepoMed, Inc. *^	100,075
18,954	Eli Lilly & Co.	1,586,260
2,386	Endo International plc *	165,302
3,200	Horizon Pharma plc *^	63,424
2,184	Impax Laboratories, Inc. *	76,899
1,011	Jazz Pharmaceuticals plc *	134,271
52,480	Johnson & Johnson Co.	4,899,008
3,439	Lannett Co., Inc. *^	142,787
42	Lipocine, Inc. *^	497
3,176	Mallinckrodt plc *	203,073
4,939	Medicines Co. (The) *^	187,484
44,315	Merck & Co., Inc.	2,188,718
1,716	Mylan NV *	69,086
116,344	Pfizer, Inc.	3,654,365
82	Phibro Animal Health Corp., Class A	2,594
1,490	Pozen, Inc. *^	8,694
3,554	Prestige Brands Holdings, Inc. *	160,499
2,270	Sciclone Pharmaceuticals, Inc. *	15,754
1,667	Sucampo Pharmaceuticals, Inc. *^	33,123
1,789	Supernus Pharmaceuticals, Inc. *	25,100
1,822	Taro Pharmaceutical Industries, Ltd. *	260,346
13,263	Zoetis, Inc.	546,170

		18,082,275

Professional Services (0.7%):
846	Advisory Board Co. (The) *	38,527
3,745	CBIZ, Inc. *	36,776
1,503	CDI Corp.	12,851
1,900	CEB, Inc.	129,846
2,185	Dun & Bradstreet Corp.	229,425
3,981	Equifax, Inc.	386,874
1,564	Exponent, Inc.	69,692
1,105	Franklin Covey Co. *	17,746
3,151	FTI Consulting, Inc. *^	130,798
1,304	GP Strategies Corp. *	29,757
1,205	Heidrick & Struggles International, Inc.	23,437
3,834	Hill International, Inc. *	12,576
1,763	Huron Consulting Group, Inc. *	110,240
1,472	ICF International, Inc. *	44,734
1,963	IHS, Inc., Class A *	227,708
974	Insperity, Inc.	42,788
95	Kelly Services, Inc., Class A	1,343
2,263	Kforce, Inc.	59,472

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
3,332	Korn/Ferry International	$110,189
4,477	Manpower, Inc.	366,622
1,887	Mistras Group, Inc. *	24,248
3,651	Navigant Consulting, Inc. *	58,087
10,891	Nielsen Holdings plc ^	484,322
3,930	On Assignment, Inc. *	145,017
2,125	Resources Connection, Inc.	32,024
5,359	Robert Half International, Inc.	274,166
4,146	RPX Corp. *	56,883
1,973	Towers Watson & Co., Class A	231,591
2,713	Trueblue, Inc. *	60,961
6,330	Verisk Analytics, Inc., Class A *	467,850
840	Volt Information Sciences, Inc. *^	7,644
412	Vse Corp.	16,509
633	Willdan Group, Inc. *	6,419

		3,947,122

Real Estate Management & Development (0.3%):
4,112	Alexander & Baldwin, Inc.	141,165
11,461	CBRE Group, Inc. *	366,753
339	Consolidated-Tomoka Land Co.	16,882
2,547	Forestar Group, Inc. *^	33,493
232	FRP Holdings, Inc. *	6,992
318	Griffin Industrial Realty, Inc.	7,864
2,287	Howard Hughes Corp. (The) *	262,410
1,690	Jones Lang LaSalle, Inc.	242,971
136	Kennedy-Wilson Holdings, Inc.	3,015
2,112	Marcus & Millichap, Inc. *	97,131
7,526	Realogy Holdings Corp. *	283,204
1,206	Tejon Ranch Co. *^	26,303

		1,488,183

Road & Rail (1.3%):
1,254	AMERCO, Inc.	493,411
10,088	Avis Budget Group, Inc. *	440,644
2,663	Celadon Group, Inc.	42,661
4,940	Con-way, Inc.	234,403
1,699	Covenant Transportation Group, Inc., Class A *^	30,531
21,348	CSX Corp.	574,261
2,892	Genesee & Wyoming, Inc., Class A *	170,859
6,907	Heartland Express, Inc. ^	137,726
4,655	J.B. Hunt Transport Services, Inc.	332,367
4,667	Kansas City Southern	424,137
6,669	Knight Transportation, Inc.	160,056
3,246	Landstar System, Inc. ^	206,024
6,806	Norfolk Southern Corp.	519,978
4,949	Old Dominion Freight Line, Inc. *	301,889
560	Providence & Worcester Railroad Co.	8,870
2,916	Roadrunner Transportation System, Inc. *	53,654
5,496	Ryder System, Inc.	406,924
1,912	Saia, Inc. *^	59,176
8,442	Swift Transportation Co. *^	126,799
23,156	Union Pacific Corp.	2,047,223
2,010	Universal Truckload Services, Inc.	31,296
1,023	USA Truck, Inc. *	17,626
6,273	Werner Enterprises, Inc. ^	157,452
1,829	YRC Worldwide, Inc. *	24,253

		7,002,220

Semiconductors & Semiconductor Equipment (2.5%):
2,301	Advanced Energy Industries, Inc. *	60,516

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,031	Alpha & Omega Semiconductor, Ltd. *	$15,821
22,065	Amkor Technology, Inc. *	99,072
4,628	Analog Devices, Inc.	261,065
16,074	Applied Materials, Inc.	236,127
11,280	Atmel Corp.	91,030
5,859	Avago Technologies, Ltd.	732,433
6,461	Axcelis Technologies, Inc. *	17,251
1,701	AXT, Inc. *	3,266
4,268	Broadcom Corp., Class A	219,503
1,455	Cabot Microelectronics Corp. *	56,367
1,087	Cascade Microtech, Inc. *	15,370
1,038	Cavium, Inc. *	63,702
437	CEVA, Inc. *	8,115
3,276	Cirrus Logic, Inc. *	103,227
1,955	Cohu, Inc.	19,276
5,853	Cree, Inc. *	141,818
13,168	Cypress Semiconductor Corp.	112,191
3,151	Diodes, Inc. *	67,337
7,419	Entegris, Inc. *	97,857
2,694	Exar Corp. *	16,029
5,621	First Solar, Inc. *	240,298
3,261	FormFactor, Inc. *	22,110
1,914	GSI Technology, Inc. *	7,771
6,077	Integrated Device Technology, Inc. *	123,363
156,000	Intel Corp.	4,701,839
7,454	Intersil Corp., Class A	87,212
2,413	IXYS Corp.	26,929
6,380	KLA-Tencor Corp.	319,000
3,756	Kopin Corp. *^	11,794
5,824	Kulicke & Soffa Industries, Inc. *	53,464
6,758	Lam Research Corp.	441,500
6,641	Lattice Semiconductor Corp. *	25,568
8,137	Linear Technology Corp. ^	328,328
1,500	MA-COM Technology Solutions Holdings, Inc. *^	43,485
14,845	Marvell Technology Group, Ltd.	134,348
3,336	Mattson Technology, Inc. *^	7,773
5,668	Maxim Integrated Products, Inc.	189,311
52	MaxLinear, Inc., Class A *	647
7,635	Microchip Technology, Inc. ^	328,992
37,362	Micron Technology, Inc. *	559,682
4,371	Microsemi Corp. *	143,456
3,666	MKS Instruments, Inc.	122,921
1,348	Nanometrics, Inc. *	16,365
1,500	Neophotonics Corp. *^	10,215
150	NVE Corp.	7,281
21,938	NVIDIA Corp.	540,772
25,792	ON Semiconductor Corp. *	242,445
1,438	PDF Solutions, Inc. *	14,380
1,300	Pericom Semiconductor Corp.	23,725
5,010	Photronics, Inc. *	45,391
11,280	PMC-Sierra, Inc. *	76,366
633	Power Integrations, Inc.	26,694
5,177	Rambus, Inc. *^	61,089
2,429	Rudolph Technologies, Inc. *	30,241
1,920	Sigma Designs, Inc. *	13,229
1,276	Silicon Laboratories, Inc. *^	53,005
4,996	Skyworks Solutions, Inc. ^	420,713
3,544	SunEdison, Inc. *^	25,446
4,827	Sunpower Corp. *^	96,733
1,692	Synaptics, Inc. *^	139,522
12,215	Teradyne, Inc.	219,992
3,673	Tessera Technologies, Inc.	119,042

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
28,221	Texas Instruments, Inc.	$1,397,503
2,037	Ultratech, Inc. *	32,633
3,054	Veeco Instruments, Inc. *^	62,638
3,038	Xcerra Corp. *	19,079
6,925	Xilinx, Inc.	293,620

		14,345,283

Software (3.4%):
7,811	ACI Worldwide, Inc. *	164,968
31,639	Activision Blizzard, Inc.	977,329
3,757	Adobe Systems, Inc. *	308,901
1,009	American Software, Inc.	9,505
2,553	ANSYS, Inc. *^	225,021
5,023	Aspen Technology, Inc. *	190,422
2,693	Autodesk, Inc. *	118,869
3,601	Avg Technologies NV *	78,322
2,272	Aware, Inc. *	7,611
868	Barracuda Networks, Inc. *^	13,523
2,184	Blackbaud, Inc.	122,566
25,743	CA, Inc.	702,784
13,802	Cadence Design Systems, Inc. *^	285,425
3,207	CDK Global, Inc.	153,230
4,211	Citrix Systems, Inc. *	291,738
1,329	CommVault Systems, Inc. *	45,133
10,164	Electronic Arts, Inc. *	688,611
2,135	EPIQ Systems, Inc.	27,584
1,083	Evolving Systems, Inc.	6,498
1,660	FactSet Research Systems, Inc. ^	265,285
1,493	Fair Isaac Corp.	126,159
1,784	FireEye, Inc. *^	56,767
2,244	Fortinet, Inc. *	95,325
2,143	Guidewire Software, Inc. *	112,679
6,066	Intuit, Inc.	538,358
4,396	Manhattan Associates, Inc. *	273,871
7,565	Mentor Graphics Corp. ^	186,326
140,628	Microsoft Corp.	6,224,196
127	MicroStrategy, Inc., Class A *	24,952
1,803	Monotype Imaging Holdings, Inc.	39,341
716	NetSuite, Inc. *^	60,072
18,394	Nuance Communications, Inc. *	301,110
62,536	Oracle Corp.	2,258,801
4,585	Pegasystems, Inc.	112,837
2,957	Progress Software Corp. *	76,379
5,078	PTC, Inc. *	161,176
581	QAD, Inc. ^	14,874
1,800	QLIK Technologies, Inc. *	65,610
4,839	Red Hat, Inc. *	347,827
1,240	Rosetta Stone, Inc. *	8,308
6,944	Rovi Corp. *^	72,843
4,837	Salesforce.com, Inc. *	335,833
2,393	SeaChange International, Inc. *^	15,076
1,594	ServiceNow, Inc. *^	110,703
2,387	Solarwinds, Inc. *^	93,666
5,377	Solera Holdings, Inc.	290,358
1,618	Splunk, Inc. *	89,556
3,328	SS&C Technologies Holdings, Inc.	233,093
36,309	Symantec Corp.	706,936
1,959	Synchronoss Technologies, Inc. *	64,255
4,352	Synopsys, Inc. *	200,975
657	Tableau Software, Inc., Class A *	52,415
2,827	Take-Two Interactive Software, Inc. *^	81,220
3,615	Telecommunication Systems, Inc. *^	12,436
2,229	Telenav, Inc. *^	17,408
7,228	TiVo, Inc. *	62,594

Shares		Fair Value
Common Stocks, continued
Software, continued
1,274	Tyler Technologies, Inc. *	$190,221
1,085	Ultimate Software Group, Inc. (The) *^	194,226
1,855	Verint Systems, Inc. *	80,043
1,108	VMware, Inc., Class A *	87,299
1,370	Workday, Inc., Class A *^	94,338
64,584	Zynga, Inc. *	147,252

		19,001,039

Specialty Retail (3.7%):
5,776	Aaron’s, Inc.	208,571
2,444	Advance Auto Parts, Inc. ^	463,211
12,744	American Eagle Outfitters, Inc. ^	199,189
492	America’s Car Mart, Inc. *	16,280
2,609	Asbury Automotive Group, Inc. *	211,720
13,858	Ascena Retail Group, Inc. *	192,765
5,613	AutoNation, Inc. *	326,564
600	AutoZone, Inc. *	434,298
3,164	Barnes & Noble Education, Inc. *^	40,214
5,007	Barnes & Noble, Inc.	60,635
6,137	Bebe Stores, Inc.	5,769
7,109	Bed Bath & Beyond, Inc. *^	405,355
21,417	Best Buy Co., Inc. ^	794,999
1,657	Big 5 Sporting Goods Corp.	17,200
5,037	Cabela’s, Inc., Class A *^	229,687
3,318	Caleres, Inc.	101,299
5,783	CarMax, Inc. *^	343,048
1,987	Cato Corp.	67,618
9,722	Chico’s FAS, Inc.	152,927
1,389	Children’s Place Retail Stores, Inc. (The) ^	80,104
1,991	Christopher & Banks Corp. *	2,210
881	Citi Trends, Inc.	20,598
6,247	CST Brands, Inc.	210,274
1,097	Destination Maternity Corp.	10,114
2,864	Destination XL Group, Inc. *	16,640
4,900	Dick’s Sporting Goods, Inc.	243,089
5,289	DSW, Inc., Class A	133,865
6,313	Express, Inc. *	112,813
3,465	Finish Line, Inc. (The), Class A	66,875
3,099	Five Below, Inc. *^	104,064
6,908	Foot Locker, Inc. ^	497,169
2,397	Francesca’s Holdings Corp. *	29,315
9,167	GameStop Corp., Class A ^	377,772
14,426	Gap, Inc. (The) ^	411,141
1,571	Genesco, Inc. *	89,657
7,035	GNC Holdings, Inc., Class A	284,355
1,600	Group 1 Automotive, Inc.	136,240
6,442	Guess?, Inc. ^	137,601
1,166	Haverty Furniture Cos., Inc.	27,378
1,874	Hibbett Sports, Inc. *^	65,609
35,379	Home Depot, Inc. (The)	4,085,920
1,036	Kirkland’s, Inc.	22,315
4,361	L Brands, Inc.	393,057
1,938	Lithia Motors, Inc., Class A	209,517
25,957	Lowe’s Cos., Inc.	1,788,956
1,427	MarineMax, Inc. *	20,164
2,754	Men’s Wearhouse, Inc. (The) ^	117,100
986	Michaels Cos., Inc. (The) *	22,777
1,920	Monro Muffler Brake, Inc. ^	129,696
4,166	Murphy U.S.A., Inc. *	228,922
4,842	New York & Co. *	12,008
2,903	O’Reilly Automotive, Inc. *	725,750
4,181	Pacific Sunwear of California, Inc. *	1,338
7,245	Penske Automotive Group, Inc.	350,948
1,500	Pep Boys - Manny, Moe & Jack *^	18,285

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,904	Perfumania Holdings, Inc. *	$8,054
900	Rent-A-Center, Inc. ^	21,825
2,425	Restoration Hardware Holdings, Inc. *^	226,277
11,182	Ross Stores, Inc.	541,992
9,608	Sally Beauty Holdings, Inc. *	228,190
2,956	Select Comfort Corp. *	64,677
600	Shoe Carnival, Inc.	14,280
2,201	Signet Jewelers, Ltd.	299,622
3,293	Sonic Automotive, Inc., Class A	67,243
18,382	Staples, Inc.	215,621
3,378	Stein Mart, Inc.	32,699
289	Tandy Leather Factory, Inc. *	2,150
4,460	Tiffany & Co.	344,401
854	Tilly’s, Inc. *^	6,285
18,422	TJX Cos., Inc. (The)	1,315,699
5,439	Tractor Supply Co.	458,616
737	Trans World Entertainment Corp. *	2,778
2,124	Ulta Salon, Cosmetics & Fragrance, Inc. *	346,955
10,387	Urban Outfitters, Inc. *	305,170
1,993	Vitamin Shoppe, Inc. *^	65,052
1,842	West Marine, Inc. *	16,173
3,702	Williams-Sonoma, Inc. ^	282,648
285	Winmark Corp.	29,332
2,204	Zumiez, Inc. *^	34,449

		20,385,173

Technology Hardware, Storage & Peripherals (3.9%):
148,970	Apple, Inc.	16,431,392
728	Astro-Med, Inc.	10,119
2,354	Avid Technology, Inc. *^	18,738
4,877	Diebold, Inc. ^	145,188
1,702	Dot Hill Systems Corp. *	16,560
2,635	Electronics for Imaging, Inc. *	114,043
51,248	EMC Corp.	1,238,152
59,827	Hewlett-Packard Co.	1,532,169
3,277	Imation Corp. *	6,980
4,528	Lexmark International, Inc., Class A	131,221
9,080	NCR Corp. *	206,570
11,788	NetApp, Inc.	348,925
4,828	QLogic Corp. *	49,487
15,955	Quantum Corp. *	11,125
13,127	Seagate Technology plc ^	588,090
2,313	Super Micro Computer, Inc. *^	63,052
5,795	Western Digital Corp.	460,355

		21,372,166

Textiles, Apparel & Luxury Goods (1.3%):
4,615	Carter’s, Inc.	418,304
484	Cherokee, Inc. *^	7,512
9,539	Coach, Inc.	275,963
3,156	Columbia Sportswear Co. ^	185,541
4,393	Crocs, Inc. *^	56,780
810	Culp, Inc.	25,977
2,620	Deckers Outdoor Corp. *	152,117
4,552	Fossil Group, Inc. *^	254,366
2,068	G-III Apparel Group, Ltd. *	127,513
13,867	Hanesbrands, Inc.	401,311
6,072	Kate Spade & Co. *^	116,036
4,434	Lululemon Athletica, Inc. *^	224,582
7,990	Michael Kors Holdings, Ltd. *	337,498
15,106	Nike, Inc., Class B	1,857,585
1,259	Oxford Industries, Inc.	93,015
600	Perry Ellis International, Inc. *	13,176

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
2,356	PVH Corp.	$240,171
2,324	Ralph Lauren Corp.	274,604
570	Rocky Brands, Inc.	8,088
1,867	Skechers U.S.A., Inc., Class A *	250,327
3,826	Steven Madden, Ltd. *^	140,108
700	Superior Uniform Group, Inc. ^	12,551
4,160	Tumi Holdings, Inc. *	73,299
4,837	Under Armour, Inc., Class A *^	468,125
5,997	VF Corp.	409,055
6,221	Wolverine World Wide, Inc.	134,622

		6,558,226

Thrifts & Mortgage Finance (0.5%):
493	ASB Bancorp, Inc. *	12,286
8,629	Astoria Financial Corp.	138,927
3,548	Bank Mutual Corp.	27,249
1,591	BankFinancial Corp.	19,776
6,285	Beneficial Bancorp, Inc. *	83,339
1,121	BofI Holding, Inc. *^	144,418
6,407	Brookline Bancorp, Inc.	64,967
689	BSB Bancorp, Inc. *	14,565
1,094	Cape Bancorp, Inc.	13,577
11,921	Capitol Federal Financial, Inc.	144,483
1,278	Charter Financial Corp. ^	16,205
618	Chicopee Bancorp, Inc.	9,913
2,063	Clifton Bancorp, Inc. ^	28,634
2,791	Dime Community Bancshares	47,168
855	ESSA Bancorp, Inc.	11,149
9,408	Everbank Financial Corp. ^	181,574
403	Federal Agricultural Mortgage Corp.	10,450
408	First Capital, Inc.	10,759
1,138	First Financial Northwest, Inc.	13,758
4,276	Flagstar Bancorp, Inc. *	87,915
883	Fox Chase Bancorp, Inc.	15,329
4	Greene County Bancorp, Inc.	110
702	HF Financial Corp.	11,393
155	Hingham Institution for Savings ^	17,985
1,670	HomeStreet, Inc. *	38,577
787	HopFed Bancorp, Inc.	9,405
613	IF Bancorp, Inc.	10,507
3,333	Kearny Financial Corp. ^	38,230
1,249	Kentucky First Federal Bancorp	10,617
750	Lake Shore Bancorp, Inc.	10,500
673	Lake Sunapee Bank Group	9,772
767	LaPorte Bancorp, Inc.	11,290
759	Malvern Bancorp, Inc. *	11,840
4,170	Meridian Bancorp, Inc.	57,004
484	Meta Financial Group, Inc.	20,217
12,610	New York Community Bancorp, Inc. ^	227,736
374	NMI Holdings, Inc., Class A *	2,842
1,311	Northeast Community Bancorp, Inc.	9,819
3,608	Northfield Bancorp, Inc. ^	54,878
7,217	Northwest Bancshares, Inc. ^	93,821
687	Ocean Shore Holding Co. ^	11,047
1,282	Oceanfirst Financial Corp.	22,076
503	Oconee Federal Financial Corp. (a)	8,979
3,358	Oritani Financial Corp.	52,452
1,218	PennyMac Financial Services, Inc., Class A *	19,488
679	Provident Financial Holdings	11,394
800	Provident Financial Services, Inc.	15,600
925	Pulaski Financial Corp.	12,534
420	Riverview Bancorp, Inc.	1,995
967	SI Financial Group, Inc.	11,507
561	Southern Missouri Bancorp, Inc.	11,714

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
733	Territorial Bancorp, Inc.	$19,087
9,534	TFS Financial Corp.	164,462
7,273	TrustCo Bank Corp.	42,474
3,739	United Community Financial Corp.	18,695
3,669	United Financial Bancorp, Inc.	47,880
8,010	Washington Federal, Inc. ^	182,227
2,625	Waterstone Financial, Inc. ^	35,385
2,181	Wawlker & Dunlop, Inc. *	56,880
2,142	WSFS Financial Corp. ^	61,711

		2,550,571

Tobacco (1.1%):
52,537	Altria Group, Inc.	2,858,013
28,027	Philip Morris International, Inc.	2,223,382
18,072	Reynolds American, Inc.	800,047
6,975	Vector Group, Ltd. ^	157,708

		6,039,150

Trading Companies & Distributors (0.5%):
7,861	Air Lease Corp. ^	243,062
3,111	Applied Industrial Technologies, Inc.	118,685
3,540	Beacon Roofing Supply, Inc. *	115,015
1,592	CAI International, Inc. *	16,047
9,739	Fastenal Co.	356,545
5,211	HD Supply Holdings, Inc. *	149,139
2,907	Huttig Building Products, Inc. *^	9,128
2,054	Kaman Corp., Class A	73,636
3,188	MSC Industrial Direct Co., Inc., Class A ^	194,564
1,194	Stock Building Supply Holdings, Inc. *	21,026
2,536	TAL International Group, Inc. ^	34,667
1,007	TransAct Technologies, Inc. *	9,788
5,760	United Rentals, Inc. *	345,888
1,184	Veritiv Corp. *^	44,092
2,272	W.W. Grainger, Inc. ^	488,502
2,481	Watsco, Inc.	293,949
84	Watsco, Inc., Class B	9,660
2,955	WESCO International, Inc. *^	137,319

		2,660,712

Transportation Infrastructure (0.0%):
7,384	WESCO Aircraft Holdings, Inc. *^	90,085

Water Utilities (0.1%):
2,327	American States Water Co. ^	96,338
4,447	American Water Works Co., Inc.	244,941
10,248	Aqua America, Inc.	271,264
491	Artesian Resources Corp.	11,853
2,891	California Water Service Group	63,949
665	Connecticut Water Service, Inc. ^	24,286
979	Middlesex Water Co.	23,339
669	Pure Cycle Corp. *^	3,325
1,234	SJW Corp. ^	37,946
772	York Water Co. (The) ^	16,227

		793,468

Wireless Telecommunication Services (0.2%):
2,055	Boingo Wireless, Inc. *^	17,015
3,617	SBA Communications Corp., Class A *	378,845
2,077	Shenandoah Telecommunications Co.	88,916
1,649	Spok Holdings, Inc.	27,143
6,397	Telephone & Data Systems, Inc.	159,669
6,899	T-Mobile US, Inc. *	274,649

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
1,288	United States Cellular Corp. *	$45,634

		991,871

Total Common Stocks (Cost $612,443,154)		551,392,591

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bond (0.0%):
Biotechnology (0.0%):
$4,791	Catalyst Biosciences, Inc., 0.00%, 2/19/18(a)	5,169

Total Convertible Bond (Cost $4,791)		5,169

Securities Held as Collateral for Securities on Loan (11.1%):
$61,638,667	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	61,638,667

Total Securities Held as Collateral for Securities on Loan (Cost $61,638,667)		61,638,667

Unaffiliated Investment Company (0.4%):
2,479,610	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	2,479,610

Total Unaffiliated Investment Company (Cost $2,479,610)		2,479,610

Total Investment Securities (Cost $676,566,222)(d) - 111.2%		615,516,037
Net other assets (liabilities) - (11.2)%		(61,746,670)

Net Assets - 100.0%		$553,769,367

Percentages indicated are based on net assets as of September 30, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $61,121,626.
(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 0.00% of the net assets of the Fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(c)	The rate represents the effective yield at September 30, 2015.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.5%):
Aerospace & Defense (1.3%):
1,500	AAR Corp.	$28,455
13,216	Aerojet Rocketdyne Holdings, Inc. *^	213,835
4,246	AeroVironment, Inc. *^	85,090
1,402	Air Industries Group	12,197
1,481	American Science & Engineering, Inc. ^	52,664
5,128	Arotech Corp. *	6,820
3,669	Astronics Corp. *	148,338
3,937	Astrotech Corp. *^	8,150
1,720	Breeze-Eastern Corp. *	24,046
1,177	BWX Technologies, Inc.	31,026
685	CPI Aerostructures, Inc. *	6,035
4,688	Cubic Corp.	196,615
461	Curtiss-Wright Corp.	28,776
14,847	DigitalGlobe, Inc. *	282,390
3,591	Engility Holdings, Inc. *	92,576
3,376	Innovative Solutions & Support, Inc. *	9,149
9,336	KLX, Inc. *	333,668
11,895	Kratos Defense & Security Solutions, Inc. *^	50,197
2,710	LMI Aerospace, Inc. *^	27,859
6,372	Moog, Inc., Class A *	344,533
66	Moog, Inc., Class B *	3,571
1,389	National Presto Industries, Inc.	117,037
10,722	TASER International, Inc. *^	236,152
633	Tel-Instrument Electronics Corp. *	2,975
7,544	The KEYW Holding Corp. *	46,396
8,022	Triumph Group, Inc.	337,565

		2,726,115

Air Freight & Logistics (0.4%):
492	Air T, Inc. *	8,758
13,145	Air Transport Services Group, Inc. *	112,390
2,000	Atlas Air Worldwide Holdings, Inc. *	69,120
4,550	Echo Global Logistics, Inc. *^	89,180
5,960	Forward Air Corp.	247,280
7,031	Hub Group, Inc. *^	255,998
2,501	Park-Ohio Holdings Corp.	72,179
5,212	Radiant Logistics, Inc. *	23,246
20,084	UTI Worldwide, Inc. *^	92,186

		970,337

Airlines (0.5%):
3,655	Allegiant Travel Co.	790,393
11,276	Hawaiian Holdings, Inc. *	278,292
1,200	SkyWest, Inc.	20,016

		1,088,701

Auto Components (1.5%):
16,245	American Axle & Manufacturing Holdings, Inc. *^	323,925
12,162	Cooper Tire & Rubber Co.	480,521
3,437	Cooper-Standard Holding, Inc. *^	199,346
1,019	Dana Holding Corp.	16,182
6,147	Dorman Products, Inc. *	312,821
4,932	Drew Industries, Inc.	269,337
18,417	Federal Mogul Holdings Corp. *	125,788
7,561	Fox Factory Holding Corp. *	127,478
3,880	Fuel Systems Solutions, Inc. *^	18,740
8,096	Gentherm, Inc. *	363,672
3,330	Horizon Global Corp. *^	29,371
9,677	Modine Manufacturing Co. *	76,158
3,617	Motorcar Parts of America, Inc. *	113,357
6,439	Remy International, Inc.	188,341
6,847	Spartan Motors, Inc.	28,278
4,319	Standard Motor Products, Inc.	150,647
5,611	Stoneridge, Inc. *	69,240

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
733	Strattec Security Corp. ^	$46,223
468	Tenneco, Inc. *^	20,952
4,211	Tower International, Inc. *	100,053

		3,060,430

Automobiles (0.1%):
1,241	Thor Industries, Inc.	64,284
4,949	Winnebago Industries, Inc.	94,773

		159,057

Banks (13.6%):
1,509	1st Constitution Bancorp *	17,550
5,481	1st Source Corp.	168,815
2,101	Access National Corp.	42,797
410	ACNB Corp. ^	8,622
636	Ameriana Bancorp	14,685
1,757	American National Bankshares, Inc. ^	41,202
346	American River Bankshares *	3,339
6,527	Ameris Bancorp	187,651
1,649	Ames National Corp. ^	37,812
294	Anchor Bancorp, Inc. *	6,477
2,604	Arrow Financial Corp.	69,528
31,013	Associated Banc-Corp. ^	557,303
13	Auburn National Bancorp, Inc.	340
7,085	Banc of California, Inc.	86,933
2,586	BancFirst Corp.	163,177
736	Bancorp of New Jersey, Inc. ^	8,383
7,531	Bancorp, Inc. (The) *^	57,386
20,515	BancorpSouth, Inc. ^	487,641
2,653	Bank of Commerce Holdings	15,334
8,604	Bank of Hawaii Corp. ^	546,267
1,200	Bank of Marin Bancorp	57,588
441	Bank of South Carolina Corp. ^	7,097
4,504	Banner Corp.	215,156
1,220	Bar Harbor Bankshares ^	39,028
1,367	Bay Bancorp, Inc. *	6,972
837	Baylake Corp.	11,844
16,299	BBCN Bancorp, Inc.	244,811
595	BCB Bancorp, Inc.	5,920
5,074	Berkshire Hills Bancorp, Inc.	139,738
6,571	BNC Bancorp ^	146,073
16,835	Boston Private Financial Holdings, Inc.	196,970
2,370	Bridge Bancorp, Inc.	63,303
3,533	Bryn Mawr Bank Corp. ^	109,770
74	C&F Financial Corp.	2,708
1,496	Camden National Corp.	60,438
5,718	Capital Bank Financial Corp. *	172,855
3,483	Capital City Bank Group, Inc. ^	51,966
5,943	Cardinal Financial Corp.	136,749
694	Carolina Bank Holdings, Inc. *	9,015
14,611	Cascade Bancorp *	79,046
16,348	Cathay General Bancorp	489,785
9,115	Centerstate Banks, Inc.	133,991
7,528	Central Pacific Financial Corp.	157,862
1,141	Central Valley Community Bancorp	13,795
511	Century Bancorp, Inc.	20,828
6,584	Chemical Financial Corp.	212,992
940	Chemung Financial Corp.	26,790
2,509	Citizens & Northern Corp. ^	48,976
261	Citizens First Corp. *	3,328
718	Citizens Holding Co.	16,155
2,767	City Holding Co. ^	136,413
797	Civista Bancshares, Inc.	8,153
2,916	CNB Financial Corp.	52,984
993	Coastway Bancorp, Inc. *	10,963

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
7,635	CoBiz Financial, Inc.	$99,331
69	Codorus Valley Bancorp, Inc.	1,414
56	Colony Bankcorp, Inc. *	504
12,090	Columbia Banking System, Inc.	377,329
7,905	Community Bank System, Inc. ^	293,829
3,296	Community Bankers Trust Corp. *	16,645
3,524	Community Trust Bancorp, Inc.	125,137
525	Community West Bancshares	3,665
1,609	CommunityOne Bancorp *^	17,490
6,029	ConnectOne Bancorp, Inc.	116,360
3,386	CU Bancorp *	76,050
5,436	Customers Bancorp, Inc. *	139,705
21,679	CVB Financial Corp. ^	362,039
130	DNB Financial Corp. ^	3,548
609	Eagle Bancorp Montana, Inc.	6,943
6,675	Eagle Bancorp, Inc. *	303,713
2,246	Eastern Virginia Bankshares, Inc.	15,161
4,068	Enterprise Financial Services Corp.	102,392
534	Evans Bancorp, Inc.	13,243
33,855	F.N.B. Corp.	438,421
1,185	Farmers Capital Bank Corp. *^	29,447
2,817	Farmers National Banc Corp.	23,156
242	Fauquier Bankshares, Inc.	3,736
4,354	Fidelity Southern Corp.	92,044
2,803	Financial Institutions, Inc.	69,458
40,945	First Bancorp *	145,764
3,983	First Bancorp	67,711
2,165	First Bancorp, Inc. ^	41,352
965	First Bancshares, Inc. (The)	16,859
5,363	First Busey Corp.	106,563
1,768	First Business Financial Services, Inc. ^	41,583
57	First Capital Bancorp, Inc.	272
2,247	First Citizens BancShares, Inc., Class A ^	507,821
2,100	First Commonwealth Financial Corp.	19,089
3,775	First Community Bankshares	67,573
3,237	First Connecticut Bancorp, Inc.	52,180
11,758	First Financial Bancorp	224,343
12,499	First Financial Bankshares, Inc.	397,218
2,573	First Financial Corp.	83,237
3,959	First Interstate BancSystem	110,219
7,162	First Merchants Corp.	187,788
15,325	First Midwest Bancorp, Inc.	268,801
3,698	First NBC Bank Holding Co. *^	129,578
2,085	First Niagara Financial Group, Inc.	21,288
2,791	First of Long Island Corp. (The)	75,441
28	First Savings Financial Group	953
888	First South Bancorp	7,015
208	First United Corp. *	1,710
347	First West Virginia Bancorp	6,943
2,056	FirstMerit Corp.	36,330
5,995	Flushing Financial Corp.	120,020
35,320	Fulton Financial Corp.	427,371
2,665	German American Bancorp, Inc. ^	78,005
13,638	Glacier Bancorp, Inc.	359,907
2,755	Great Southern Bancorp, Inc.	119,292
4,164	Guaranty Bancorp	68,581
13,653	Hancock Holding Co. ^	369,314
5,973	Hanmi Financial Corp.	150,520
37	Hawthorn Bancshares, Inc.	517
4,180	Heartland Financial USA, Inc.	151,692
6,099	Heritage Financial Corp. ^	114,783
6,833	Heritage Oaks Bancorp	54,391

Shares		Fair Value
Common Stocks, continued
Banks, continued
5,347	Hertiage Commerce Corp.	$60,635
19,578	Hilltop Holdings, Inc. *	387,840
14,540	Home Bancshares, Inc.	588,869
4,096	Hometrust Bancshares, Inc. *	75,981
1,862	Horizon Bancorp	44,223
6,722	IBERIABANK Corp.	391,288
5,640	Independent Bank Corp.	260,004
3,427	Independent Bank Group, Inc. ^	131,700
12,421	International Bancshares Corp.	310,898
234	Jacksonville Bancorp, Inc. *^	3,110
7,529	Lakeland Bancorp, Inc.	83,647
3,357	Lakeland Financial Corp.	151,569
677	Landmark Bancorp, Inc.	17,521
1,512	LCNB Corp.	24,479
8,718	LegacyTexas Financial Group, Inc.	265,725
5,613	Macatawa Bank Corp.	29,075
1,048	Mackinac Financial Corp.	10,585
4,372	Mainsource Financial Group, Inc.	89,014
15,664	MB Financial, Inc. ^	511,272
1,565	MBT Financial Corp. *	9,766
3,441	Mercantile Bank Corp.	71,504
1,252	Merchants Bancshares, Inc.	36,809
2,878	Metro Bancorp, Inc.	84,584
303	Middleburg Financial Corp.	5,333
1,548	MidWestone Financial Group, Inc.	45,294
663	Monarch Financial Holdings, Inc.	8,215
892	MutualFirst Financial, Inc.	21,096
7,014	National Bank Holdings Corp.	143,997
1,309	National Bankshares, Inc. ^	40,723
28,072	National Penn Bancshares, Inc.	329,846
8,052	NBT Bancorp, Inc. ^	216,921
7,298	Newbridge Bancorp	62,252
1,136	Northeast Bancorp	12,269
1,357	Northrim Bancorp, Inc.	39,258
406	Norwood Financial Corp.	11,774
8,023	OFG Bancorp	70,041
183	Ohio Valley Banc Corp.	4,438
2,179	Old Line Bancshares, Inc.	35,431
23,331	Old National Bancorp ^	325,001
1,004	Old Point Financial Corp.	15,773
3,314	Old Second Bancorp, Inc. *^	20,646
1,398	Orrstown Financial Services, Inc.	23,570
3,562	Pacific Continental Corp.	47,410
1,718	Pacific Mercantile Bancorp *	11,562
4,379	Pacific Premier Bancorp, Inc. *	88,981
3,060	Park National Corp. ^	276,073
8,984	Park Sterling Corp.	61,091
1,119	Parke Bancorp, Inc.	13,976
3,098	Peapack-Gladstone Financial Corp.	65,585
968	Penns Woods Bancorp, Inc.	39,611
395	Peoples Bancorp	6,913
3,620	Peoples Bancorp, Inc. ^	75,260
7,783	Pinnacle Financial Partners, Inc.	384,558
5	Polonia Bancorp, Inc. *	67
2,669	Preferred Bank Los Angeles	84,340
869	Premier Financial Bancorp, Inc. ^	12,375
15,116	PrivateBancorp, Inc.	579,395
1,199	QCR Holdings, Inc. ^	26,222
5,959	Renasant Co. ^	195,753
2,685	Republic Bancorp, Inc.	65,917
7,724	Republic First Bancorp, Inc. *	28,733
6,576	S & T Bancorp, Inc.	214,509
320	Salisbury Bancorp, Inc.	9,232
4,544	Sandy Spring Bancorp, Inc.	118,962
552	SB Financial Group, Inc. ^	5,669

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
6,664	Seacoast Banking Corp. *	$97,828
1,252	Select Bancorp, Inc. *	9,140
2,539	Shore Bancshares, Inc.	24,679
2,735	Sierra Bancorp	43,651
6,039	Simmons First National Corp., Class A ^	289,449
5,228	South State Corp.	401,876
1,376	Southcoast Financial Corp. *	18,356
562	Southern First Bancshares, Inc. *	11,521
892	Southern National Bancorp	10,071
5,016	Southside Bancshares, Inc. ^	138,191
3,850	Southwest Bancorp	63,179
88	Southwest Georgia Financial Corp.	1,364
7,208	State Bank Financial Corp. ^	149,061
17,714	Sterling Bancorp	263,407
690	Stewardship Financial Corp.	4,037
2,904	Stock Yards Bancorp, Inc. ^	105,560
2,351	Suffolk Bancorp	64,229
682	Summit Financial Group, Inc. ^	8,020
963	Summit State Bank	12,615
2,320	Sun Bancorp, Inc. *^	44,521
625	Sussex Bancorp	7,806
4,481	Talmer Bancorp, Inc., Class A	74,609
34,497	TCF Financial Corp.	522,974
7,999	Texas Capital Bancshares, Inc. *	419,308
2,982	Tompkins Financial Corp.	159,120
10,421	TowneBank ^	196,436
4,592	TriCo Bancshares	112,825
5,730	Tristate Capital Holdings, Inc. *^	71,453
13,556	Trustmark Corp. ^	314,093
94	Two River Bancorp	858
8,136	UMB Financial Corp. ^	413,390
8,368	Union Bankshares Corp.	200,832
249	Union Bankshares, Inc.	6,596
450	United Bancshares, Inc.	7,056
13,802	United Bankshares, Inc.	524,337
3,880	United Community Banks, Inc.	79,307
856	United Security Bancshares *	4,537
908	United Security Bancshares, Inc.	7,382
38	Unity Bancorp, Inc.	377
4,045	Univest Corp.	77,745
41,250	Valley National Bancorp ^	405,900
3,386	Washington Trust Bancorp	130,192
435	WashingtonFirst Bankshare, Inc.	8,156
127	Wellesley Bank	2,459
7,424	WesBanco, Inc. ^	233,485
3,230	West Bancorp	60,563
4,438	Westamerica Bancorp ^	197,225
20,614	Western Alliance Bancorp *	633,055
15,835	Wilshire Bancorp, Inc.	166,426
9,711	Wintrust Financial Corp.	518,858
190	Xenith Bankshares, Inc. *^	1,214
6,236	Yadkin Financial Corp. ^	134,012
154	Your Community Bankshares, Inc.	4,481

		27,916,080

Beverages (0.2%):
1,449	Coca-Cola Bottling Co. Consolidated ^	280,208
3,530	MGP Ingredients, Inc. ^	56,515
5,334	National Beverage Corp. *	163,914
985	Willamette Valley Vineyards, Inc. *^	6,629

		507,266

Biotechnology (1.2%):
5,648	Anthera Pharmaceuticals, Inc. *^	34,396

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
1,372	Biospecifics Technologies Corp. *^	$59,737
7,111	Biota Pharmaceuticals, Inc. *	14,080
996	Catalyst Biosciences, Inc. *	4,641
4,008	Celsion Corp. *	6,693
7,692	Emergent Biosolutions, Inc. *	219,145
3,411	Enanta Pharmaceuticals, Inc. *^	123,274
7,434	Fortress Biotech, Inc. *^	19,328
592	ImmuCell Corp. *^	3,664
14,148	Insys Therapeutics, Inc. *^	402,652
4,164	Ligand Pharmaceuticals, Inc., Class B *^	356,647
16,473	Myriad Genetics, Inc. *	617,409
5,759	Newlink Genetics Corp. *	206,403
4,602	Oncogenex Pharmaceutical, Inc. *	10,262
15,318	OPKO Health, Inc. *	128,824
30,069	PDL BioPharma, Inc.	151,247
2,100	Spectrum Pharmaceuticals, Inc. *^	12,558
5,663	Tenax Therapeutics, Inc. *	17,159
1,300	Vanda Pharmaceuticals, Inc. *^	14,664

		2,402,783

Building Products (1.3%):
9,974	AAON, Inc. ^	193,296
3,236	American Woodmark Corp. *	209,919
6,299	Apogee Enterprises, Inc.	281,250
6,453	Armstrong World Industries, Inc. *	308,067
19,975	Builders FirstSource, Inc. *	253,283
308	Continental Materials Corp. *	4,327
2,959	Insteel Industries, Inc.	47,581
13,446	NCI Building Systems, Inc. *	142,124
3,310	Nortek, Inc. *	209,556
3,163	Patrick Industries, Inc. *	124,907
9,618	PGT, Inc. *	118,109
12,217	Ply Gem Holdings, Inc. *^	142,939
6,579	Quanex Building Products Corp.	119,540
10,108	Simpson Manufacturing Co., Inc.	338,518
6,540	Trex Co., Inc. *^	217,978

		2,711,394

Capital Markets (1.4%):
8,841	Cohen & Steers, Inc. ^	242,685
674	Diamond Hill Investment Group ^	125,391
448	Federated Investors, Inc., Class B	12,947
10,388	Financial Engines, Inc. ^	306,134
1,290	GAMCO Investors, Inc., Class A ^	70,821
5,280	Greenhill & Co., Inc.	150,322
141	Hennessy Advisors, Inc.	3,368
7,817	HFF, Inc., Class A	263,902
11,065	Interactive Brokers Group, Inc., Class A	436,736
3,702	INTL FCStone, Inc. *	91,402
4,283	Janus Capital Group, Inc. ^	58,249
21,183	KCG Holdings, Inc. *^	232,378
37,431	Ladenburg Thalmann Financial Services, Inc. *^	78,979
2,724	Oppenheimer Holdings, Class A ^	54,507
2,624	Pzena Investment Management, Inc.	23,354
4,108	Safeguard Scientifics, Inc. *	63,838
1,619	Silvercrest Asset Management Group, Inc., Class A ^	17,501
2,746	U.S. Global Investors, Inc., Class A	4,751
1,678	Westwood Holdings, Inc.	91,199
30,503	WisdomTree Investments, Inc. ^	492,014

		2,820,478

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals (2.1%):
5,533	A. Schulman, Inc.	$179,657
6,167	American Vanguard Corp. ^	71,291
12,413	Axiall Corp.	194,760
5,569	Balchem Corp.	338,427
12,659	Cabot Corp.	399,517
10,693	Calgon Carbon Corp.	166,597
1,278	Chase Corp. ^	50,340
14,398	Chemtura Corp. *	412,070
1,539	Core Molding Technologies, Inc. *^	28,395
8,570	Futurefuel Corp.	84,672
10,258	H.B. Fuller Co.	348,156
2,133	Hawkins, Inc.	82,121
3,915	Innophos Holdings, Inc.	155,191
4,476	Innospec, Inc.	208,179
14,475	Intrepid Potash, Inc. *^	80,192
2,259	KMG Chemicals, Inc.	43,576
6,900	Kraton Performance Polymers, Inc. *	123,510
14,416	Kronos Worldwide, Inc. ^	89,523
4,373	LSB Industries, Inc. *	66,994
6,222	Minerals Technologies, Inc.	299,652
893	Northern Technologies International Corp. *	13,913
17,830	Olin Corp.	299,722
9,435	Omnova Solutions, Inc. *	52,270
1,179	PolyOne Corp.	34,592
2,538	Quaker Chemical Corp.	195,629
865	Sensient Technologies Corp.	53,025
4,494	Stepan Co.	186,995
279	TOR Minerals International, Inc. *	1,426
4,945	Trecora Resources *^	61,417
11,730	Tronox, Ltd., Class A ^	51,260

		4,373,069

Commercial Services & Supplies (3.2%):
11,496	ABM Industries, Inc.	313,956
20,950	ACCO Brands Corp. *	148,117
675	Acme United Corp.	11,633
1,580	AMREP Corp. *	7,552
9,470	ARC Document Solutions, Inc. *	56,347
9,672	Brady Corp., Class A	190,152
10,001	Brink’s Co. (The)	270,127
8,149	Casella Waste Systems, Inc. *	47,264
6,409	CECO Environmental Corp.	52,490
13,422	Cenveo, Inc. *	25,233
465	Clean Harbors, Inc. *	20,446
325	CompX International, Inc.	3,572
24,802	Covanta Holding Corp. ^	432,796
1,456	Deluxe Corp.	81,157
535	Ecology and Environment, Inc., Class A	6,260
6,861	Essendant, Inc.	222,502
4,057	G&K Services, Inc., Class A	270,277
11,123	Herman Miller, Inc.	320,787
9,540	HNI Corp. ^	409,266
13,810	Interface, Inc.	309,896
4,059	Intersections, Inc. *	8,443
7,526	Kimball International, Inc., Class B	71,196
10,221	Knoll, Inc.	224,658
5,746	Matthews International Corp., Class A	281,382
4,949	McGrath Rentcorp ^	132,089
8,332	Mobile Mini, Inc. ^	256,542
6,959	MSA Safety, Inc.	278,151
3,596	Multi-Color Corp.	275,058
2,566	NL Industries, Inc. *	7,672

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,198	Perma-Fix Environmental Services, Inc. *	$8,924
6,932	Quad Graphics, Inc.	83,877
854	R.R. Donnelley & Sons Co.	12,434
4,036	SP Plus Corp. *	93,433
17,925	Steelcase, Inc., Class A	329,999
3,787	Team, Inc. *	121,638
10,769	Tetra Tech, Inc.	261,794
6,115	Trc Companies, Inc. *^	72,340
2,902	UniFirst Corp.	309,963
4,727	US Ecology, Inc.	206,334
1,974	Versar, Inc. *	6,850
3,364	Virco Manufacturing Co. *	10,092
16,399	West Corp.	367,338

		6,620,037

Communications Equipment (2.0%):
10,421	ADTRAN, Inc.	152,147
3,564	Alliance Fiber Optic Products, Inc. ^	60,909
254	Bel Fuse, Inc., Class A	4,188
5,844	CalAmp Corp. *	94,030
10,549	Calix, Inc. *^	82,177
24,124	Ciena Corp. *^	499,850
1,808	ClearOne, Inc. ^	21,298
316	Communications Systems, Inc.	2,635
6,496	EMCORE Corp. *	44,173
22,610	Finisar Corp. *^	251,649
16,449	Harmonic, Inc. *	95,404
6,247	InterDigital, Inc. ^	316,098
15,902	Ixia *	230,420
3,225	KVH Industries, Inc. *	32,250
6,491	NETGEAR, Inc. *	189,342
5,978	NetScout Systems, Inc. *	211,442
3,837	Numerex Corp., Class A *	33,420
131	Optical Cable Corp.	452
7,906	Plantronics, Inc.	402,020
27,301	Polycom, Inc. *	286,114
900	RELM Wireless Corp. *	3,960
16,249	Ruckus Wireless, Inc. *^	193,038
11,725	Ubiquiti Networks, Inc. ^	397,360
8,776	ViaSat, Inc. *^	564,210

		4,168,586

Construction & Engineering (1.1%):
5,777	Ameresco, Inc., Class A *^	33,969
2,944	Argan, Inc.	102,098
8,169	Comfort Systems USA, Inc.	222,687
7,616	Dycom Industries, Inc. *	551,093
11,205	Emcor Group, Inc.	495,820
7,950	Furmanite Corp. *^	48,336
7,950	Granite Construction, Inc.	235,877
2,141	Integrated Electrical Services, Inc. *	16,529
27,929	KBR, Inc.	465,297
4,198	MYR Group, Inc. *	109,988
1,267	NV5 Holdings, Inc. *^	23,516
5,590	Orion Marine Group, Inc. *	33,428

		2,338,638

Construction Materials (0.2%):
15,892	Headwaters, Inc. *	298,770
771	U.S. Lime & Minerals, Inc.	35,196
2,901	US Concrete, Inc. *^	138,639

		472,605

Consumer Finance (0.7%):
1,660	Asta Funding, Inc. *	14,160
2,191	Atlanticus Holdings Corp. *	8,063
5,694	Cash America International, Inc.	159,261

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
5,088	Consumer Portfolio Services, Inc. *	$25,338
5,380	Emergent Capital, Inc. *	29,321
4,740	Encore Capital Group, Inc. *^	175,380
10,502	EZCORP, Inc., Class A *^	64,797
4,963	First Cash Financial Services, Inc. *	198,818
6,892	Nelnet, Inc.	238,532
1,556	Nicholas Financial, Inc. *	20,197
8,412	PRA Group, Inc. *^	445,162
2,057	QC Holdings, Inc.	3,456
2,553	Regional Mgmt Corp. *^	39,572
2,325	The First Marblehead Corp. *	7,998
1,920	World Acceptance Corp. *^	51,533

		1,481,588

Containers & Packaging (0.2%):
1,065	AEP Industries, Inc. *	61,056
1,383	Greif, Inc., Class B	53,481
4,389	Greif, Inc., Class A ^	140,053
6,167	Myers Industries, Inc.	82,638
227	Silgan Holdings, Inc.	11,813
1,431	UFP Technologies, Inc. *	32,698

		381,739

Distributors (0.5%):
12	AMCON Distributing Co.	960
4,263	Core Markt Holdngs Co., Inc. ^	279,013
813	Educational Development Corp. ^	6,138
8,789	Pool Corp.	635,446
4,313	VOXX International Corp. *	32,002
2,157	Weyco Group, Inc.	58,325

		1,011,884

Diversified Consumer Services (0.8%):
3,469	American Public Education, Inc. *	81,348
9,431	Cambium Learning Group, Inc. *^	44,986
2,216	Capella Education Co.	109,736
13,892	Career Education Corp. *	52,234
4,450	Carriage Services, Inc. ^	96,076
1,795	Collectors Universe, Inc.	27,069
9,229	Grand Canyon Education, Inc. *	350,609
1,537	Houghton Mifflin Harcourt Co. *	31,216
7,950	K12, Inc. *^	98,898
2,382	Liberty Tax, Inc. ^	55,477
1,526	National American University Holdings, Inc.	4,273
14,222	Sotheby’s ^	454,819
2,612	Steiner Leisure *	165,026
2,208	Strayer Education, Inc. *	121,374
5,156	Universal Technical Institute, Inc.	18,098

		1,711,239

Diversified Financial Services (0.1%):
1,274	California First National Bancorp	17,021
8,611	Gain Capital Holdings, Inc. ^	62,688
500	MarketAxess Holdings, Inc.	46,440
2,591	Marlin Business Services, Inc. ^	39,875
6,056	Newstar Financial, Inc. *^	49,659
4,690	PICO Holdings, Inc. *	45,399
4,650	Resource America, Inc., Class A ^	30,923
2,849	Tiptree Financial, Inc., Class A ^	18,234

		310,239

Diversified Telecommunication Services (0.6%):
3,043	Atlantic Tele-Network, Inc.	224,969
38,567	Cincinnati Bell, Inc. *	120,329
8,904	Cogent Communications Group, Inc. ^	241,832
5,399	FairPoint Communications, Inc. *	83,199

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
1,495	Fusion Telecommunications International, Inc. *^	$2,841
7,905	General Communication, Inc., Class A *	136,440
2,168	Hawaiian Telcom Holdco, Inc. *	45,051
4,421	IDT Corp.	63,220
6,657	Inteliquent, Inc.	148,651
19,966	Iridium Communications, Inc. *^	122,791
4,669	Lumos Networks Corp.	56,775
14,348	Orbcomm, Inc. *^	80,062

		1,326,160

Electric Utilities (1.3%):
8,605	ALLETE, Inc.	434,466
7,820	El Paso Electric Co.	287,932
8,314	Empire District Electric Co. ^	183,157
3,043	Genie Energy, Ltd., Class B ^	25,044
1,728	IDACORP, Inc. ^	111,819
6,312	MGE Energy, Inc. ^	259,991
7,596	Otter Tail Power Co. ^	197,952
16,161	PNM Resources, Inc.	453,316
14,977	Portland General Electric Co.	553,701
2,808	Unitil Corp.	103,559

		2,610,937

Electrical Equipment (0.8%):
1,815	Allied Motion Technologies, Inc. ^	32,253
547	American Electric Technologies, Inc. *	1,450
5,308	AZZ, Inc.	258,446
4,188	Encore Wire Corp.	136,822
8,133	EnerSys	435,765
411	Espey Manufacturing & Electronics Corp.	9,967
9,178	Franklin Electric Co., Inc. ^	249,917
9,772	General Cable Corp.	116,287
3,487	Global Power Equipment Group, Inc. ^	12,797
4,871	LSI Industries, Inc.	41,111
53	Pioneer Power Solutions, Inc. *^	204
2,209	Power Solutions International, Inc. *^	50,166
4,427	Powersecure International, Inc. *	50,999
1,064	Preformed Line Products Co.	39,528
75	Servotronics, Inc.	503
515	SL Industries, Inc. *	17,510
5,936	Thermon Group Holdings, Inc. *	121,985
3,104	Ultralife Corp. *	18,283

		1,593,993

Electronic Equipment, Instruments & Components (3.2%):
2,011	ADDvantage Technologies Group, Inc. *	4,505
6,004	Anixter International, Inc. *	346,911
29,976	AVX Corp.	392,386
2,620	Badger Meter, Inc. ^	152,117
8,487	Checkpoint Systems, Inc.	61,531
4,622	Coherent, Inc. *	252,823
4,974	Control4 Corp. *^	40,588
4,147	CUI Global, Inc. *	21,440
8,630	Daktronics, Inc.	74,822
1,365	Data I/O Corp. *	3,180
3,765	DTS, Inc. *	100,526
4,881	Electro Rent Corp.	50,665
6,222	Electro Scientific Industries, Inc.	28,870

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
7,067	Fabrinet *	$129,538
3,308	FARO Technologies, Inc. *^	115,780
4,726	FEI Co.	345,187
640	Frequency Electronics, Inc. *	6,643
6,936	GSI Group, Inc. *	88,295
2,274	Identiv, Inc. *^	7,936
646	IEC Electronics Corp. *	2,532
12,345	II-VI, Inc. *	198,508
199	IntriCon Corp. *	1,614
7,287	Itron, Inc. *	232,528
9,073	KEMET Corp. *	16,694
17,664	Knowles Corp. *^	325,548
4,518	Littlelfuse, Inc.	411,816
2,151	LRAD Corp. *	3,592
6,951	Mercury Computer Systems, Inc. *	110,590
710	Mesa Labs, Inc. ^	79,094
7,970	Methode Electronics, Inc., Class A	254,243
604	MOCON, Inc.	8,154
2,841	MTS Systems Corp.	170,773
4,940	Multi-Fineline Electronix, Inc. *	82,498
2,608	Napco Security Technologies, Inc. *	15,778
7,964	Newport Corp. *	109,505
4,239	OSI Systems, Inc. *	326,233
3,068	PAR Technology Corp. *	16,230
4,132	Park Electrochemical Corp.	72,682
1,176	PCM, Inc. *	10,631
1,875	Perceptron, Inc. *	14,231
4,197	Planar Systems, Inc. *	24,343
6,457	Plexus Corp. *	249,111
7,482	RadiSys Corp. *	20,201
1,727	RF Industries, Ltd.	7,910
5,365	Rofin-Sinar Technologies, Inc. *	139,114
3,621	Rogers Corp. *	192,565
14,481	Sanmina Corp. *	309,459
5,440	ScanSource, Inc. *	192,902
7,020	SYNNEX Corp. ^	597,122
300	Tech Data Corp. *	20,550
17,962	TTM Technologies, Inc. *	111,903
989	Wayside Technology Group, Inc.	17,199
3,952	Wireless Telecom Group, Inc. *	5,968

		6,575,564

Energy Equipment & Services (0.6%):
4,145	Era Group, Inc. *	62,051
483	Exterran Holdings, Inc.	8,694
16,065	Forum Energy Technologies, Inc. *	196,154
2,888	Gulf Island Fabrication, Inc.	30,411
5,319	Matrix Service Co. *	119,518
53,080	McDermott International, Inc. *^	228,244
2,488	Natural Gas Services Group *	48,018
24,893	Parker Drilling Co. *	65,469
2,591	PHI, Inc. *	48,918
22,013	Rowan Cos. plc, Class A	355,509
4,344	RPC, Inc. ^	38,444

		1,201,430

Food & Staples Retailing (0.8%):
5,068	Chefs’ Warehouse, Inc. *^	71,763
5,892	Fairway Group Holdings Corp. *^	6,187
2,697	Ingles Markets, Inc., Class A	128,998
10,518	Liberator Medical Holdings, Inc.	24,717
4,576	Natural Grocers by Vitamin Cottage, Inc. *^	103,829
5,604	PriceSmart, Inc. ^	433,413
200	SpartanNash Co.	5,170

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
58,157	Supervalu, Inc. *	$417,567
8,542	The Fresh Market, Inc. *^	192,964
1,964	Village Super Market, Inc.	46,370
5,498	Weis Markets, Inc. ^	229,542

		1,660,520

Food Products (2.0%):
9,772	B&G Foods, Inc. ^	356,189
3,316	Calavo Growers, Inc. ^	148,026
8,616	Cal-Maine Foods, Inc. ^	470,520
1,318	Coffee Holding Co., Inc. *	5,180
19,645	Dean Foods Co. ^	324,535
5,914	Diamond Foods, Inc. *^	182,506
3,338	Farmer Brothers Co. *	90,961
733	Fresh Del Monte Produce, Inc.	28,961
122	Golden Enterprises, Inc.	495
3,984	Inventure Foods, Inc. *^	35,378
3,823	J & J Snack Foods Corp.	434,522
5,357	Lancaster Colony Corp.	522,200
2,855	Limoneira Co. ^	47,764
9,889	Post Holdings, Inc. *^	584,441
1,220	Rocky Mountain Chocolate Factory, Inc.	13,725
3,983	Sanderson Farms, Inc.	273,114
12	Seneca Foods Corp, Class B *	384
1,801	Seneca Foods Corp., Class A *	47,456
13,338	Snyders-Lance, Inc. ^	449,891
6,833	Tootsie Roll Industries, Inc. ^	213,805

		4,230,053

Gas Utilities (1.8%):
2,993	Chesapeake Utilities Corp.	158,868
1,008	Delta Natural Gas Co., Inc.	20,624
2,109	Gas Natural, Inc.	18,854
7,750	Laclede Group, Inc. (The) ^	422,608
16,484	New Jersey Resources Corp.	495,015
5,313	Northwest Natural Gas Co. ^	243,548
9,305	ONE Gas, Inc. ^	421,796
15,594	Piedmont Natural Gas Co., Inc.	624,851
79	RGC Resources, Inc.	1,629
12,453	South Jersey Industries, Inc.	314,438
8,894	Southwest Gas Corp.	518,698
9,681	WGL Holdings, Inc. ^	558,303

		3,799,232

Health Care Equipment & Supplies (3.6%):
4,119	Abaxis, Inc. ^	181,195
2,680	Analogic Corp. ^	219,867
7,252	AngioDynamics, Inc. *	95,654
2,934	Anika Therapeutics, Inc. *^	93,389
354	Atrion Corp.	132,736
2,493	BioLife Solutions, Inc. *^	5,285
8,629	Cantel Medical Corp.	489,264
1,944	Chembio Diagnostics, Inc. *	7,854
283	CONMED Corp.	13,510
5,741	CryoLife, Inc.	55,860
5,124	Cyberonics, Inc. *	311,437
4,362	Cynosure, Inc., Class A *	131,034
5,289	Derma Sciences, Inc. *	24,911
1,118	Elctromed, Inc. *	2,012
2,798	Exactech, Inc. *	48,769
14,587	Globus Medical, Inc., Class A *^	301,367
4,562	Greatbatch, Inc. *	257,388
10,229	Haemonetics Corp. *	330,601
8,629	Halyard Health, Inc. *^	245,409
11,449	Hill-Rom Holdings, Inc.	595,234
2,860	ICU Medical, Inc. *	313,170

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
7,090	Integra LifeSciences Holdings Corp. *	$422,210
6,191	Invacare Corp.	89,584
2,006	IRIDEX Corp. *^	15,486
249	Kewaunee Scientific CP	4,071
3,577	LeMaitre Vascular, Inc. ^	43,604
10,495	Masimo Corp. *	404,687
7,819	Meridian Bioscience, Inc.	133,705
9,510	Merit Medical Systems, Inc. *	227,384
6,702	Natus Medical, Inc. *	264,394
7,599	Neogen Corp. *	341,879
9,424	NuVasive, Inc. *	454,425
3,810	Orthofix International NV *	128,588
11,743	RTI Surgical, Inc. *^	66,700
2,363	SeaSpine Holdings Corp. *^	38,281
561	Span-America Medical System, Inc.	9,902
2,611	Surmodics, Inc. *	57,024
11,148	Thoratec Corp. *	705,223
754	Utah Medical Products, Inc.	40,618
3,061	Vascular Solutions, Inc. *	99,207

		7,402,918

Health Care Providers & Services (2.5%):
5,952	Aceto Corp.	163,382
3,936	AdCare Health Systems, Inc.	13,068
2,250	Addus HomeCare Corp. *	70,088
6,742	Air Methods Corp. *^	229,835
2,215	Alliance HealthCare Services, Inc. *	21,618
1,924	Almost Family, Inc. *	77,056
7,211	Amedisys, Inc. *	273,802
9,648	AMN Healthcare Services, Inc. *	289,536
13,756	BioScrip, Inc. *	25,724
5,519	BioTelemetry, Inc. *	67,553
6,359	Capital Senior Living Corp. *^	127,498
2,965	Chemed Corp. ^	395,738
4,148	CorVel Corp. *	133,980
5,085	Ensign Group, Inc. (The)	216,774
7,772	ExamWorks Group, Inc. *^	227,253
9,962	Five Star Quality Care, Inc. *	30,783
6,921	Hanger Orthopedic Group, Inc. *^	94,402
6,560	Healthways, Inc. *	72,947
3,529	InfuSystems Holdings, Inc. *	9,634
3,166	IPC Healthcare, Inc. *	245,967
3,640	LHC Group, Inc. *	162,963
440	LifePoint Hospitals, Inc. *	31,196
5,769	Magellan Health Services, Inc. *	319,775
2,314	National Healthcare Corp.	140,899
680	National Research Corp., Class B ^	22,440
2,076	National Research Corp. ^	24,787
12,624	Owens & Minor, Inc. ^	403,210
5,921	PharMerica Corp. *	168,571
3,184	Providence Service Corp. *	138,759
1,080	Psychemedics Corp.	10,876
8,932	RadNet, Inc. *^	49,573
24,503	Select Medical Holdings Corp.	264,387
7,920	Surgical Care Affiliates, Inc. *	258,905
4,896	Triple-S Management Corp., Class B *	87,198
2,494	U.S. Physical Therapy, Inc.	111,956
16,336	Universal American Financial Corp. *^	111,738
25	USMD Holdings, Inc. *	185

		5,094,056

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.6%):
33,773	Allscripts Healthcare Solutions, Inc. *^	$418,786
558	Arrhythmia Research Technology, Inc. *	3,482
2,265	Computer Programs & Systems, Inc.	95,424
10,487	MedAssets, Inc. *	210,369
19,671	Merge Healthcare, Inc. *	139,664
7,444	Omnicell, Inc. *	231,508
12,253	Quality Systems, Inc.	152,917
3,415	Simulations Plus, Inc.	32,238

		1,284,388

Hotels, Restaurants & Leisure (3.7%):
19,237	Belmond, Ltd., Class A *	194,486
2	Biglari Holdings, Inc. *	731
5,212	BJ’s Restaurants, Inc. *^	224,272
25,040	Bloomin’ Brands, Inc.	455,227
4,423	Bob Evans Farms, Inc.	191,737
3,066	Bravo Brio Restaurant Group, Inc. *	34,554
3,778	Buffalo Wild Wings, Inc. *^	730,780
7,247	Carrols Restaurant Group, Inc. *	86,239
4,585	Century Casinos, Inc. *	28,198
8,965	Cheesecake Factory, Inc. (The)	483,751
246	Choice Hotels International, Inc. ^	11,722
3,316	Chuy’s Holdings, Inc. *^	94,174
13,086	ClubCorp Holdings, Inc.	280,826
4,785	Del Frisco’s Restaurant Group, Inc. *	66,464
17,503	Denny’s Corp. *	193,058
15,900	Diamond Resorts International, Inc. *^	371,901
3,946	DineEquity, Inc.	361,690
3,712	Dover Motorsports, Inc.	8,538
1,421	Famous Dave’s of America, Inc. *^	18,345
4,681	Fiesta Restaurant Group, Inc. *^	212,377
378	Flanigan’s Enterprises, Inc.	10,569
11,024	Interval Leisure Group, Inc.	202,401
968	Jack in the Box, Inc.	74,575
3,569	Jamba, Inc. *^	50,858
11,400	Krispy Kreme Doughnuts, Inc. *	166,782
5,681	Luby’s, Inc. *	28,235
6,852	Marriott Vacations Worldwide Corp.	466,895
906	Nathans Famous, Inc.	34,446
5,627	Noodles & Co. *^	79,678
9,230	Papa John’s International, Inc. ^	632,070
4,612	Popeyes Louisiana Kitchen, Inc. *	259,932
2,069	RCI Hospitality Holdings, Inc. *	21,559
3,993	Red Lion Hotels Corp. *	33,941
2,920	Red Robin Gourmet Burgers *	221,161
6,932	Ruth’s Hospitality Group, Inc.	112,576
17,979	SeaWorld Entertainment, Inc. ^	320,206
10,875	Sonic Corp.	249,581
7,036	Speedway Motorsports, Inc.	127,000
14,784	Texas Roadhouse, Inc.	549,965
4,346	Town Sports International Holdings, Inc. *	11,430
2,531	Wendy’s Co. (The)	21,893

		7,724,823

Household Durables (1.7%):
1,790	Cavco Industries, Inc. *	121,881
3,024	Dixie Group, Inc. (The) *^	25,281
5,391	Ethan Allen Interiors, Inc.	142,376
300	Helen of Troy, Ltd. *	26,790

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
27,174	Hovnanian Enterprises, Inc., Class A *^	$48,098
5,530	iRobot Corp. *^	161,144
18,017	KB Home	244,130
1,138	Koss Corp. *	2,458
10,610	La-Z-Boy, Inc.	281,802
4,723	Libbey, Inc.	154,017
2,704	Lifetime Brands, Inc. ^	37,802
8,939	M.D.C. Holdings, Inc. ^	234,023
5,003	M/I Homes, Inc. *^	117,971
8,542	Meritage Corp. *	311,954
723	P & F Industries, Inc., Class A *	7,013
5,555	Skullcandy, Inc. *^	30,719
1,301	Skyline Corp. *	3,747
52,612	Standard Pacific Corp. *^	420,895
3,040	Stanley Furniture Co., Inc. *	8,968
6,650	Taylor Morrison Home Corp., Class A *^	124,089
10,188	The Ryland Group, Inc. ^	415,976
28,470	TRI Pointe Homes, Inc. *	372,672
2,986	Universal Electronics, Inc. *	125,502
5,711	William Lyon Homes, Class A *^	117,647
5,830	Zagg, Inc. *^	39,586

		3,576,541

Household Products (0.4%):
38,032	HRG Group, Inc. *^	446,115
1,767	Ocean Bio-Chem, Inc. *	4,630
1,013	Oil-Dri Corp.	23,198
1,770	Orchids Paper Products Co.	46,197
2,773	WD-40 Co.	246,991

		767,131

Independent Power and Renewable Electricity Producers (0.3%):
24,688	Atlantic Power Corp.	45,920
9,784	Ormat Technologies, Inc. ^	332,949
13,511	Pattern Energy Group, Inc. ^	257,925

		636,794

Industrial Conglomerates (0.1%):
7,539	Raven Industries, Inc. ^	127,786

Insurance (3.9%):
8,603	AMBAC Financial Group, Inc. *	124,485
15,887	American Equity Investment Life Holding Co.	370,326
5,143	American National Insurance Co.	502,163
3,531	Amerisafe, Inc.	175,597
12,573	Aspen Insurance Holdings, Ltd.	584,267
180	Baldwin & Lyons, Inc., Class A	4,120
10,012	Citizens, Inc. *^	74,289
4,636	Crawford & Co., Class A ^	25,915
3,701	Crawford & Co. ^	20,763
2,891	Donegal Group, Inc., Class A	40,647
3,537	EMC Insurance Group, Inc.	82,094
6,923	Employers Holdings, Inc.	154,314
9,194	Endurance Specialty Holdings, Ltd.	561,110
3,110	Enstar Group, Ltd. *	466,500
2,805	Federated National Holding Co.	67,376
4,344	First Acceptance Corp. *	11,729
1,050	Global Indemnity plc *	27,479
5,938	Greenlight Capital Re, Ltd. *^	132,299
3,907	Hallmark Financial Services, Inc. *	44,891
2,122	HCI Group, Inc. ^	82,270
3,033	Independence Holding Co.	39,308
407	Investors Title Co.	29,491
1,100	Kemper Corp. ^	38,907

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,473	Kingstone Co., Inc.	$12,771
14,105	Maiden Holdings, Ltd. ^	195,777
33,471	MBIA, Inc. *^	203,504
1,383	Mercury General Corp. ^	69,855
2,707	National Interstate Corp. ^	72,223
630	National Western Life Insurance Co., Class A	140,301
4,777	Onebeacon Insurance Group, Ltd.	67,069
9,433	Primerica, Inc. ^	425,145
10,527	ProAssurance Corp.	516,560
7,978	RLI Corp.	427,062
1,000	Selective Insurance Group, Inc.	31,060
7,764	StanCorp Financial Group, Inc.	886,648
5,641	State Auto Financial Corp.	128,671
4,387	Stewart Information Services Corp.	179,472
21,301	Symetra Financial Corp.	673,964
204	The National Security Group, Inc.	3,150
4,299	United Insurance Holdings Co.	56,532
7,025	Universal Insurance Holdings, Inc.	207,519

		7,957,623

Internet & Catalog Retail (0.5%):
5,568	1-800 Flowers.com, Inc., Class A *	50,669
2,452	Blue Nile, Inc. *^	82,240
3,666	CafePress, Inc. *^	15,837
3,872	Gaiam, Inc., Class A *	23,813
14,324	Liberty TripAdvisor Holdings, Inc., Class A *	317,563
5,809	Nutri/System, Inc.	154,055
4,500	Overstock.com, Inc. *^	77,220
4,061	PetMed Express, Inc. ^	65,382
7,148	Shutterfly, Inc. *^	255,541

		1,042,320

Internet Software & Services (1.9%):
8,035	Actua Corp. *	94,492
1,300	Blucora, Inc. *	17,901
6,561	Cimpress NV *^	499,358
10,225	DealerTrack Holdings, Inc. *	645,810
3,938	Demand Media, Inc. *	16,421
1,381	DHI Group, Inc. *	10,095
22,941	EarthLink Holdings Corp.	178,481
30,381	Endurance International Group Holdings, Inc. *^	405,890
6,136	Envestnet, Inc. *^	183,896
6,758	GTT Communications, Inc. *^	157,191
12,029	Internap Network Services Corp. *^	73,738
11,399	Intralinks Holdings, Inc. *	94,498
4,991	Inuvo, Inc. *	14,474
20,076	Limelight Networks, Inc. *	38,345
6,655	Marchex, Inc.	26,820
18,228	Monster Worldwide, Inc. *^	117,024
12,232	NIC, Inc.	216,629
1,072	Prism Technologies Group, Inc. *	3,002
8,938	QuinStreet, Inc. *	49,606
1,839	Qumu Corp. *	7,209
7,302	RealNetworks, Inc. *^	29,865
2,319	Reis, Inc.	52,525
12,212	RetailMeNot, Inc. *^	100,627
6,137	Shutterstock, Inc. *^	185,583
5,449	Synacor, Inc. *	7,356
6,723	TechTarget *	57,280
2,980	Travelzoo, Inc. *	24,645
8,928	Tremor Video, Inc. *	16,606
10,240	Web.com Group, Inc. *	215,859
7,261	WebMD Health Corp. *	289,278

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
7,728	Xoom Corp. *	$192,273
6,743	YuMe, Inc. *	17,464

		4,040,241

IT Services (2.4%):
13,666	Acxiom Corp. *	270,040
9,220	Blackhawk Network Holdings, Inc. *	390,836
300	CACI International, Inc., Class A *	22,191
8,610	Cardtronics, Inc. *^	281,547
368	Cartesian, Inc. *	905
2,101	Cass Information Systems, Inc.	103,222
12,401	CIBER, Inc. *	39,435
6,937	CSG Systems International, Inc. ^	213,660
758	CSP, Inc.	4,070
4,471	Datalink Corp. *	26,692
10,280	Euronet Worldwide, Inc. *	761,646
12,959	Everi Holdings, Inc. *^	66,480
6,724	Exlservice Holdings, Inc. *	248,317
3,658	Forrester Research, Inc.	115,008
6,015	Hackett Group, Inc. (The)	82,706
6,299	Heartland Payment Systems, Inc.	396,901
3,433	Higher One Holdings, Inc. *	6,763
2,498	Innodata, Inc. *	5,820
2,231	JetPay Corp. *	6,180
619	Leidos Holdings, Inc.	25,571
13,312	Lionbridge Technologies, Inc. *	65,761
4,432	ManTech International Corp., Class A	113,902
10,553	ModusLink Global Solutions, Inc. *^	30,182
1,690	NCI, Inc., Class A	22,426
10,760	NeuStar, Inc., Class A *^	292,780
7,061	Perficient, Inc. *	108,951
3,459	PFSweb, Inc. *	49,187
8,772	Science Applications International Corp.	352,722
17,035	Servicesource International, Inc. *	68,140
719	StarTek, Inc. *	2,430
8,310	Sykes Enterprises, Inc. *	211,905
9,446	TeleTech Holdings, Inc.	253,058
9,346	Unisys Corp. *^	111,217
5,980	Virtusa Corp. *	306,834

		5,057,485

Leisure Products (0.6%):
2,626	Arctic Cat, Inc. ^	58,245
2,500	Callaway Golf Co.	20,875
2,916	Escalade, Inc. ^	46,073
1,779	Marine Products Corp.	12,346
6,427	Nautilus Group, Inc. *	96,405
12,347	Smith & Wesson Holding Corp. *^	208,294
3,759	Sturm, Ruger & Co., Inc.	220,616
3,712	Summer Infant, Inc. *	6,385
12,661	Vista Outdoor, Inc. *	562,527

		1,231,766

Life Sciences Tools & Services (0.3%):
17,848	Affymetrix, Inc. *^	152,422
173	Bioanalytical Systems, Inc. *^	311
647	Bruker Corp. *	10,630
6,754	Cambrex Corp. *	268,000
697	Charles River Laboratories International, Inc. *	44,273
7,018	Harvard Bioscience, Inc. *^	26,528
8,017	Luminex Corp. *	135,567
6,014	pSivida Corp. *	21,951

		659,682

Shares		Fair Value
Common Stocks, continued
Machinery (3.8%):
9,507	Accuride Corp. *	$26,334
5,474	Albany International Corp., Class A	156,611
4,780	Altra Industrial Motion Corp.	110,514
1,974	ARC Group Worldwide, Inc. *	3,553
806	Art’s-Way Manufacturing Co.	2,942
4,615	Astec Industries, Inc.	154,649
10,769	Barnes Group, Inc.	388,222
9,682	Blount International, Inc. *^	53,929
5,532	Chart Industries, Inc. *^	106,270
3,222	CIRCOR International, Inc.	129,267
928	CLARCOR, Inc.	44,247
4,061	Columbus McKinnon Corp.	73,748
5,999	Commercial Vehicle Group, Inc. *^	24,176
4,549	Douglas Dynamics, Inc.	90,343
5,136	EnPro Industries, Inc.	201,177
4,907	ESCO Technologies, Inc.	176,161
13,278	Federal Signal Corp.	182,041
2,463	FreightCar America, Inc. ^	42,265
1,177	Gencor Industries, Inc. *	10,640
4,267	Global Brass & Copper Holdings, Inc. ^	87,516
5,229	Gorman-Rupp Co. (The) ^	125,339
5,126	Greenbrier Cos, Inc.	164,596
2,648	Hardinge, Inc.	24,309
14,768	Harsco Corp. ^	133,946
12,001	Hillenbrand, Inc. ^	312,146
1,304	Hurco Cos, Inc.	34,217
2,514	Hyster-Yale Materials Handling, Inc., Class A	145,385
304	ITT Corp.	10,163
5,895	John Bean Technologies Corp.	225,484
15,005	Kennametal, Inc.	373,474
143	Key Technology, Inc. *	1,725
2,094	L.B. Foster Co., Class A	25,714
2,164	Lindsay Corp.	146,698
3,228	Manitex International, Inc. *^	18,141
23,280	Manitowoc Co., Inc. (The)	349,200
20,017	Meritor, Inc. *	212,781
11,220	Mueller Industries, Inc.	331,888
32,910	Mueller Water Products, Inc., Class A	252,091
3,826	NN, Inc. ^	70,781
158	Omega Flex, Inc.	5,277
5,359	Proto Labs, Inc. *	359,053
4,258	RBC Bearings, Inc. *	254,330
18,885	Rexnord Corp. *	320,667
2,576	Standex International Corp.	194,102
4,988	Sun Hydraulics Corp.	137,020
1,746	Supreme Industires, Inc., Class A	14,544
466	Taylor Devices, Inc. *^	5,993
3,528	Tennant Co.	198,203
17,714	Terex Corp.	317,789
12,067	Titan International, Inc. ^	79,763
8,325	TriMas Corp. *	136,114
4,007	Valmont Industries, Inc. ^	380,224
15,131	Wabash National Corp. *^	160,237
4,945	Watts Water Technologies, Inc., Class A	261,195
904	Woodward, Inc.	36,793
572	WSI Industries, Inc.	2,894
3,110	Xerium Technologies, Inc. *	40,368

		7,927,249

Marine (0.2%):
9,208	Matson, Inc.	354,416

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media (1.8%):
3,904	A.H. Belo Corp., Class A	$19,247
3,570	AMC Entertainment Holdings, Inc., Class A	89,928
2,527	Ballantyne Strong, Inc. *	11,877
478	Beasley Broadcast Group, Inc., Class A	1,979
5,030	Carmike Cinemas, Inc. *^	101,053
27,534	Central Eurpoean Media Enterprises *^	59,473
20,852	Crown Media Holdings, Inc. *^	111,558
229	Daily Journal Corp. *^	42,640
16,597	DreamWorks Animation SKG, Inc., Class A *^	289,618
14,420	E.W. Scripps Co. (The), Class A	254,801
6,578	Entercom Communications Corp. *	66,832
12,748	Entravision Communications Corp., Class A	84,647
12,998	Gray Television, Inc. *	165,854
12,577	Harte-Hanks, Inc.	44,397
3,107	Hemisphere Media Group *^	42,255
2,441	Insignia Systems, Inc. *	6,176
529	John Wiley & Sons, Inc., Class A	26,466
11,327	Lee Enterprises, Inc. *^	23,560
23,524	Media General, Inc. *^	329,101
6,983	Meredith Corp. ^	297,336
13,351	National CineMedia, Inc.	179,170
32,739	New York Times Co. (The), Class A ^	386,648
5,349	Nexstar Broadcasting Group, Inc.	253,275
8,158	Radio One, Inc., Class D *	17,377
4,315	Reading International, Inc., Class A *	54,671
1,535	Regal Entertainment Group, Class A	28,689
15,202	Sinclair Broadcast Group, Inc., Class A ^	384,915
5,951	Sizmek, Inc. *	35,646
860	Spanish Broadcasting System, Inc., Class A *	4,524
19,926	Time, Inc.	379,590
207	Value Line, Inc.	3,206

		3,796,509

Metals & Mining (1.0%):
2,124	Ampco-Pittsburgh Corp.	23,173
9,101	Carpenter Technology Corp. ^	270,937
28,144	Coeur d’Alene Mines Corp. *	79,366
19,950	Commercial Metals Co. ^	270,323
7,012	Compass Minerals International, Inc. ^	549,529
14,656	Globe Specialty Metals, Inc.	177,777
1,659	Handy & Harman, Ltd. *	39,783
2,509	Haynes International, Inc.	94,941
77,591	Hecla Mining Co.	152,854
11,542	Horsehead Holding Corp. *^	35,088
4,433	Materion Corp.	133,079
2,026	Noranda Aluminum Holding Corp.	3,323
21,462	Stillwater Mining Co. *^	221,702
1,789	Synalloy Corp.	16,387
1,458	Universal Stainless & Alloy Products, Inc. *^	15,426

		2,083,688

Multiline Retail (0.6%):
10,701	Big Lots, Inc.	512,792
800	Fred’s, Inc. ^	9,480

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
4,032	Gordmans Stores, Inc. *	$14,112
67,868	J.C. Penney Co., Inc. *^	630,494

		1,166,878

Multi-Utilities (0.5%):
11,208	Avista Corp.	372,666
7,967	Black Hills Corp. ^	329,356
8,085	NorthWestern Corp.	435,215

		1,137,237

Oil, Gas & Consumable Fuels (2.2%):
21,749	Abraxas Petroleum Corp. *	27,839
885	Adams Resources & Energy, Inc.	36,285
13,791	Alon USA Energy, Inc. ^	249,203
901	Barnwell Industries, Inc. *	1,676
12,862	Callon Petroleum Co. *	93,764
9,708	Carrizo Oil & Gas, Inc. *	296,482
18,173	Clean Energy Fuel Corp. *^	81,779
4,250	Delek US Holdings, Inc.	117,725
17,477	DHT Holdings, Inc.	129,679
416	Earthstone Energy, Inc. *	6,323
15,405	Gaslog, Ltd. ^	148,196
16,205	Gastar Exploration, Inc. *	18,636
5,913	Hallador Energy Co. ^	41,095
72	Isramco, Inc. *^	7,152
15,192	Matador Resources Co. *^	315,082
19,881	Nordic American Tankers, Ltd. ^	302,191
5,278	Pacific Ethanol, Inc. *^	34,254
3,313	Panhandle Oil & Gas, Inc., Class A ^	53,538
18,217	PBF Energy, Inc., Class A ^	514,267
7,959	PDC Energy, Inc. *^	421,907
14,765	Penn Virginia Corp. *^	7,825
6	PrimeEnergy Corp. *	444
8,896	Renewable Energy Group, Inc. *^	73,659
23,969	Rice Energy, Inc. *^	387,339
16,077	RSP Permian, Inc. *^	325,559
30,817	Scorpio Tankers, Inc.	282,592
17,223	Ship Finance International ^	279,874
19,990	Synergy Resources Corp. *^	195,902
24	Teekay Shipping Corp.	711
20,316	Teekay Tankers, Ltd. ^	140,180

		4,591,158

Paper & Forest Products (1.2%):
8,404	Boise Cascade Co. *	211,949
3,920	Clearwater Paper Corp. *	185,181
2,743	Deltic Timber Corp.	164,059
11,817	Domtar Corp.	422,457
17,018	KapStone Paper & Packaging Corp.	280,967
32,496	Louisiana-Pacific Corp. *^	462,742
12,185	Mercer International, Inc.	122,216
3,188	Neenah Paper, Inc.	185,797
800	P.H. Glatfelter Co.	13,776
19,331	Resolute Forest Products *	160,641
6,120	Schweitzer-Mauduit International, Inc.	210,406
10,121	Wausau Paper Corp. ^	64,774

		2,484,965

Personal Products (0.5%):
1,214	CCA Industries, Inc. *	3,472
6,057	Elizabeth Arden, Inc. *	70,806
6,225	Inter Parfums, Inc.	154,442
537	Mannatech, Inc. *	10,182
2,454	Medifast, Inc. *	65,914

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
1,387	Natural Alternatives International, Inc. *	$8,724
3,757	Natures Sunshine Products, Inc.	45,009
1,924	Nutraceutical International Corp. *	45,426
7,643	Revlon, Inc. *^	225,086
340	United-Guardian, Inc.	6,127
2,498	Usana Health Sciences, Inc. *^	334,807

		969,995

Pharmaceuticals (1.0%):
3,415	Cumberland Pharmaceuticals, Inc. *	19,705
13,834	DepoMed, Inc. *^	260,771
8,459	Endocyte, Inc. *	38,742
2,063	Juniper Pharmaceuticals, Inc. *	24,302
7,262	Lannett Co., Inc. *^	301,518
2,617	Lipocine, Inc. *^	30,959
12,528	Medicines Co. (The) *^	475,563
6,341	Pozen, Inc. *^	37,000
10,807	Prestige Brands Holdings, Inc. *	488,043
10,064	Sciclone Pharmaceuticals, Inc. *	69,844
8,872	Sucampo Pharmaceuticals, Inc. *^	176,287
9,517	Supernus Pharmaceuticals, Inc. *	133,524

		2,056,258

Professional Services (1.9%):
8,536	Advisory Board Co. (The) *	388,729
9,962	CBIZ, Inc. *^	97,827
3,999	CDI Corp.	34,191
6,695	CEB, Inc.	457,537
5,264	Exponent, Inc.	234,564
3,358	Franklin Covey Co. *	53,929
7,585	FTI Consulting, Inc. *^	314,853
3,469	GP Strategies Corp. *	79,163
3,665	Heidrick & Struggles International, Inc.	71,284
10,200	Hill International, Inc. *	33,456
4,139	Huron Consulting Group, Inc. *	258,812
3,916	ICF International, Inc. *	119,007
5,180	Insperity, Inc.	227,557
6,020	Kforce, Inc.	158,206
10,428	Korn/Ferry International	344,854
666	Mastech Holdings, Inc. *	5,028
5,737	Mistras Group, Inc. *	73,720
8,912	Navigant Consulting, Inc. *	141,790
10,729	On Assignment, Inc. *	395,900
7,538	Resources Connection, Inc.	113,598
11,029	RPX Corp. *	151,318
8,247	Trueblue, Inc. *	185,310
4,212	Volt Information Sciences, Inc. *^	38,329
1,098	Vse Corp.	43,997
1,576	Willdan Group, Inc. *	15,981

		4,038,940

Real Estate Management & Development (0.5%):
9,258	Alexander & Baldwin, Inc.	317,827
395	CKX Lands, Inc.	4,385
1,201	Consolidated-Tomoka Land Co.	59,810
6,777	Forestar Group, Inc. *^	89,118
232	FRP Holdings, Inc. *	6,992
376	Griffin Industrial Realty, Inc.	9,298
10	J.W. Mays, Inc. *	550
851	Kennedy-Wilson Holdings, Inc.	18,867
7,491	Marcus & Millichap, Inc. *	344,510
1,035	Maui Land & Pineapple Co. *	5,382
308	Stratus Properties, Inc. *	4,774
4,276	Tejon Ranch Co. *^	93,260

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
256	Transcontinental Realty Investors, Inc. *	$3,187

		957,960

Road & Rail (1.3%):
4,878	Celadon Group, Inc.	78,146
10,521	Con-way, Inc.	499,222
3,190	Covenant Transportation Group, Inc., Class A *	57,324
15,909	Heartland Express, Inc. ^	317,225
15,032	Knight Transportation, Inc.	360,768
7,452	Landstar System, Inc.	472,978
927	Providence & Worcester Railroad Co.	14,684
7,758	Roadrunner Transportation System, Inc. *	142,747
4,517	Saia, Inc. *^	139,801
4,455	Universal Truckload Services, Inc.	69,364
2,419	USA Truck, Inc. *	41,679
14,837	Werner Enterprises, Inc. ^	372,409
6,083	YRC Worldwide, Inc. *	80,661

		2,647,008

Semiconductors & Semiconductor Equipment (3.2%):
8,642	Advanced Energy Industries, Inc. *	227,285
5,402	Alpha & Omega Semiconductor, Ltd. *	42,082
46,961	Amkor Technology, Inc. *	210,855
12,388	Axcelis Technologies, Inc. *	33,076
2,342	AXT, Inc. *	4,497
4,923	Cabot Microelectronics Corp. *	190,717
3,306	Cascade Microtech, Inc. *	46,747
1,570	CEVA, Inc. *	29,155
13,315	Cirrus Logic, Inc. *	419,555
5,200	Cohu, Inc.	51,272
9,165	Diodes, Inc. *	195,856
4,487	DSP Group, Inc. *	40,877
29,989	Entegris, Inc. *	395,554
9,555	Exar Corp. *	56,852
11,568	FormFactor, Inc. *	78,431
4,679	GSI Technology, Inc. *	18,997
26,616	Integrated Device Technology, Inc. *	540,304
28,319	Intersil Corp., Class A	331,332
1,349	inTest Corp. *	5,693
6,419	IXYS Corp.	71,636
13,324	Kopin Corp. *^	41,837
14,663	Kulicke & Soffa Industries, Inc. *	134,606
23,909	Lattice Semiconductor Corp. *	92,050
11,407	MA-COM Technology Solutions Holdings, Inc. *^	330,689
14,794	Mattson Technology, Inc. *^	34,470
1,607	Microsemi Corp. *	52,742
9,410	MKS Instruments, Inc.	315,517
4,780	Nanometrics, Inc. *	58,029
6,621	Neophotonics Corp. *^	45,089
977	NVE Corp.	47,424
6,377	PDF Solutions, Inc. *	63,770
13,328	Photronics, Inc. *	120,752
40,602	PMC-Sierra, Inc. *	274,876
6,096	Power Integrations, Inc.	257,068
24,793	Rambus, Inc. *	292,557
5,208	Rubicon Technology, Inc. *	5,364
6,462	Rudolph Technologies, Inc. *	80,452
740	Sevcon, Inc. *	7,311

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
6,811	Sigma Designs, Inc. *	$46,928
8,344	Silicon Laboratories, Inc. *^	346,610
3,100	Synaptics, Inc. *^	255,626
11,751	Tessera Technologies, Inc.	380,850
5,417	Ultratech, Inc. *	86,780
7,356	Veeco Instruments, Inc. *^	150,872
10,777	Xcerra Corp. *	67,680

		6,580,722

Software (2.9%):
24,306	ACI Worldwide, Inc. *	513,343
5,151	American Software, Inc.	48,522
11,265	Avg Technologies NV *	245,014
2,785	Aware, Inc. *	9,330
9,555	Barracuda Networks, Inc. *^	148,867
10,209	Blackbaud, Inc.	572,929
2,350	BSQUARE Corp. *	15,534
8,996	CommVault Systems, Inc. *	305,504
6,916	Ebix, Inc.	172,623
7,572	EPIQ Systems, Inc.	97,830
2,049	Evolving Systems, Inc.	12,294
6,648	Fair Isaac Corp.	561,756
4,113	GlobalSCAPE, Inc.	13,491
26,478	Mentor Graphics Corp. ^	652,153
7,496	Monotype Imaging Holdings, Inc.	163,563
467	Paycom Software, Inc. *^	16,770
14,948	Pegasystems, Inc.	367,870
10,797	Progress Software Corp. *	278,887
15	QAD, Inc., Class B	322
3,092	QAD, Inc. ^	79,155
4,358	Rosetta Stone, Inc. *	29,199
15,730	Rovi Corp. *^	165,008
6,367	SeaChange International, Inc. *^	40,112
274	Solarwinds, Inc. *	10,752
8,399	Synchronoss Technologies, Inc. *	275,487
16,684	Take-Two Interactive Software, Inc. *^	479,331
10,992	Telecommunication Systems, Inc. *	37,812
7,906	Telenav, Inc. *^	61,746
17,128	TiVo, Inc. *	148,328
7,598	VASCO Data Security International, Inc. *^	129,470
155,589	Zynga, Inc. *	354,743

		6,007,745

Specialty Retail (4.4%):
14,303	Aaron’s, Inc.	516,481
1,746	America’s Car Mart, Inc. *	57,775
4,766	Asbury Automotive Group, Inc. *	386,761
39,646	Ascena Retail Group, Inc. *	551,477
7,848	Barnes & Noble Education, Inc. *	99,748
12,419	Barnes & Noble, Inc.	150,394
16,326	Bebe Stores, Inc.	15,346
4,407	Big 5 Sporting Goods Corp.	45,745
9,601	Caleres, Inc.	293,119
5,462	Cato Corp.	185,872
32,987	Chico’s FAS, Inc.	518,886
4,022	Children’s Place Retail Stores, Inc. (The) ^	231,949
7,062	Christopher & Banks Corp. *	7,839
3,126	Citi Trends, Inc.	73,086
7,852	Conn’s, Inc. *^	188,762
800	CST Brands, Inc.	26,928
2,917	Destination Maternity Corp.	26,895
10,159	Destination XL Group, Inc. *	59,024

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
2,510	DSW, Inc., Class A	$63,528
17,004	Express, Inc. *	303,861
9,277	Finish Line, Inc. (The), Class A	179,046
9,642	Five Below, Inc. *^	323,778
8,504	Francesca’s Holdings Corp. *	104,004
4,262	Genesco, Inc. *	243,232
744	Group 1 Automotive, Inc.	63,352
14,990	Guess?, Inc. ^	320,186
4,137	Haverty Furniture Cos., Inc.	97,137
5,671	hhgregg, Inc. *^	27,618
4,521	Hibbett Sports, Inc. *^	158,280
3,444	Kirkland’s, Inc.	74,184
5,111	Lithia Motors, Inc., Class A	552,551
5,062	MarineMax, Inc. *	71,526
6,126	Mattress Firm Holding Corp. *^	255,822
10,445	Men’s Wearhouse, Inc. (The) ^	444,121
6,751	Monro Muffler Brake, Inc. ^	456,030
12,880	New York & Co. *	31,942
3,283	Outerwall, Inc. ^	186,901
14,231	Pacific Sunwear of California, Inc. *	4,554
1,138	Pep Boys - Manny, Moe & Jack *	13,872
441	Perfumania Holdings, Inc. *	1,865
18,625	Pier 1 Imports, Inc. ^	128,513
1,537	Rent-A-Center, Inc. ^	37,272
10,939	Select Comfort Corp. *	239,345
8,058	Sonic Automotive, Inc., Class A	164,544
8,986	Stein Mart, Inc.	86,984
289	Tandy Leather Factory, Inc. *	2,150
9,614	The Buckle, Inc. ^	355,430
9,179	The Container Store Group, Inc. *	129,240
10,599	The Tile Shop Holdings, Inc. *^	126,976
2,271	Tilly’s, Inc. *^	16,715
737	Trans World Entertainment Corp. *	2,778
5,026	Vitamin Shoppe, Inc. *	164,049
4,901	West Marine, Inc. *	43,031
1,010	Winmark Corp.	103,949
5,963	Zumiez, Inc. *^	93,202

		9,107,655

Technology Hardware, Storage & Peripherals (0.9%):
1,308	Astro-Med, Inc.	18,181
7,830	Avid Technology, Inc. *^	62,327
1,901	Concurrent Computer Corp.	8,992
11,446	Diebold, Inc. ^	340,746
12,075	Dot Hill Systems Corp. *	117,490
8,656	Eastman Kodak Co. *^	135,207
9,346	Electronics for Imaging, Inc. *^	404,494
8,718	Imation Corp. *	18,569
11,474	Lexmark International, Inc., Class A	332,517
17,874	QLogic Corp. *	183,209
53,057	Quantum Corp. *	36,997
8,348	Super Micro Computer, Inc. *^	227,566
1,590	TransAct Technologies, Inc.	14,485
7,142	USA Technologies, Inc. *^	17,784

		1,918,564

Textiles, Apparel & Luxury Goods (1.2%):
1,716	Cherokee, Inc. *^	26,632
15,584	Crocs, Inc. *^	201,423
2,461	Culp, Inc.	78,924
5,790	Deckers Outdoor Corp. *	336,167
9,732	G-III Apparel Group, Ltd. *	600,075
3,570	Oxford Industries, Inc.	263,752
1,515	Rocky Brands, Inc.	21,498
7,466	Sequential Brands Group, Inc. *^	108,033

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
13,793	Steven Madden, Ltd. *	$505,100
12,125	Tumi Holdings, Inc. *	213,643
2,156	Wolverine World Wide, Inc.	46,656

		2,401,903

Thrifts & Mortgage Finance (2.6%):
885	ASB Bancorp, Inc. *	22,054
22,103	Astoria Financial Corp.	355,858
1,803	Atlantic Coast Financial Corp. *^	10,025
9,437	Bank Mutual Corp.	72,476
4,231	BankFinancial Corp.	52,591
3,050	Bear State Financial, Inc. *^	27,145
14,798	Beneficial Bancorp, Inc. *	196,221
3,331	BofI Holding, Inc. *^	429,132
14,118	Brookline Bancorp, Inc.	143,157
1,659	BSB Bancorp, Inc. *	35,071
2,307	Cape Bancorp, Inc.	28,630
27,426	Capitol Federal Financial, Inc.	332,403
3,400	Charter Financial Corp. ^	43,112
202	Chicopee Bancorp, Inc.	3,240
280	Citizens Community Bancorp, Inc. ^	2,475
5,487	Clifton Bancorp, Inc. ^	76,160
7,424	Dime Community Bancshares	125,466
1,537	ESSA Bancorp, Inc.	20,042
22,161	Everbank Financial Corp. ^	427,707
242	First Capital, Inc.	6,382
808	First Federal of Northern Michigan Bancorp, Inc.	5,123
3,028	First Financial Northwest, Inc.	36,609
11,375	Flagstar Bancorp, Inc. *	233,870
2,348	Fox Chase Bancorp, Inc.	40,761
574	FS Bancorp, Inc.	13,690
195	Guaranty Federal Bankshares, Inc.	2,861
681	Hamilton Bancorp, Inc. *	9,534
1,425	HF Financial Corp.	23,128
245	Hingham Institution for Savings ^	28,427
629	HMN Financial, Inc. *	7,334
1,064	Home Bancorp, Inc. ^	27,472
43	Home Federal Bancorp, Inc.	946
4,444	HomeStreet, Inc. *	102,656
1,446	HopFed Bancorp, Inc.	17,280
869	IF Bancorp, Inc.	14,895
8,274	Kearny Financial Corp.	94,903
390	Kentucky First Federal Bancorp	3,315
832	Lake Sunapee Bank Group	12,081
812	LaPorte Bancorp, Inc.	11,953
594	Madison County Financial, Inc. ^	12,539
940	Malvern Bancorp, Inc. *	14,664
11,095	Meridian Bancorp, Inc.	151,669
1,286	Meta Financial Group, Inc.	53,716
676	MSB Financial Corp. *	7,747
716	Naugatuck Valley Financial Corp. *^	7,776
2,499	Northeast Community Bancorp, Inc.	18,718
8,836	Northfield Bancorp, Inc. ^	134,396
17,169	Northwest Bancshares, Inc. ^	223,197
1,278	Ocean Shore Holding Co. ^	20,550
3,412	Oceanfirst Financial Corp.	58,755
198	Oconee Federal Financial Corp. (a)	3,534
8,223	Oritani Financial Corp.	128,443
4,321	PennyMac Financial Services, Inc., Class A *	69,136
1,806	Provident Financial Holdings	30,305
1,400	Provident Financial Services, Inc.	27,300
1,683	Prudential Bancorp, Inc.	24,252
2,120	Pulaski Financial Corp.	28,726
430	River Valley Bancorp	9,623

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
420	Riverview Bancorp, Inc.	$1,995
2,488	Security National Financial Corp., Class A *	16,844
671	Severn Bancorp, Inc. *	3,221
1,709	SI Financial Group, Inc.	20,337
707	Southern Missouri Bancorp, Inc.	14,762
1,949	Territorial Bancorp, Inc.	50,752
17,842	TrustCo Bank Corp.	104,197
25	United Community Bancorp	374
9,946	United Community Financial Corp.	49,730
8,899	United Financial Bancorp, Inc.	116,132
7,236	Walter Investment Management Corp. *^	117,585
19,266	Washington Federal, Inc. ^	438,301
6,983	Waterstone Financial, Inc. ^	94,131
5,802	Wawlker & Dunlop, Inc. *	151,316
580	Wayne Savings Bancshares, Inc.	7,482
12	Wolverine Bancorp, Inc.	307
5,302	WSFS Financial Corp. ^	152,751
35	WVS Financial Corp.	381

		5,461,829

Tobacco (0.3%):
22,922	Vector Group, Ltd. ^	518,255

Trading Companies & Distributors (0.6%):
311	AeroCentury Corp. *	3,172
6,962	Applied Industrial Technologies, Inc.	265,601
8,776	Beacon Roofing Supply, Inc. *	285,133
4,236	CAI International, Inc. *	42,699
1,463	Envirostar, Inc.	5,808
5,238	Huttig Building Products, Inc. *	16,447
5,554	Kaman Corp., Class A	199,111
5,292	Stock Building Supply Holdings, Inc. *	93,192
6,157	TAL International Group, Inc. ^	84,166
10,705	Textainer Group Holdings, Ltd. ^	176,525
4,279	Titan Machinery, Inc. *	49,123
577	TransAct Technologies, Inc. *	5,608
2,875	Veritiv Corp. *^	107,065

		1,333,650

Transportation Infrastructure (0.1%):
18,401	WESCO Aircraft Holdings, Inc. *^	224,492

Water Utilities (0.4%):
7,960	American States Water Co. ^	329,544
1,634	Artesian Resources Corp.	39,445
10,190	California Water Service Group	225,403
2,211	Connecticut Water Service, Inc. ^	80,746
2,985	Consolidated Water Co., Ltd.	34,626
3,255	Middlesex Water Co.	77,599
669	Pure Cycle Corp. *	3,325
3,711	SJW Corp. ^	114,113
2,569	York Water Co. (The)	54,000

		958,801

Wireless Telecommunication Services (0.4%):
7,288	Boingo Wireless, Inc. *^	60,345
4,912	Shenandoah Telecommunications Co.	210,283
4,387	Spok Holdings, Inc.	72,210
18,257	Telephone & Data Systems, Inc.	455,694

		798,532

Total Common Stocks (Cost $230,424,000)		206,358,117

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bond (0.0%):
Biotechnology (0.0%):
$ 7,531	Catalyst Biosciences, Inc., 0.00%, 2/19/18(a)	$8,126

Total Convertible Bond (Cost $7,531)		8,126

Securities Held as Collateral for Securities on Loan (26.4%):
$ 54,702,372	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	54,702,372

Total Securities Held as Collateral for Securities on Loan (Cost $54,702,372)		54,702,372

Unaffiliated Investment Company (0.6%):
1,141,511	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	1,141,511

Total Unaffiliated Investment Company (Cost $1,141,511)		1,141,511

Total Investment Securities (Cost $286,275,414)(d) - 126.5%		262,210,126
Net other assets (liabilities) - (26.5)%		(54,998,095)

Net Assets - 100.0%		$207,212,031

Percentages indicated are based on net assets as of September 30, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $54,022,056.
(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 0.01% of the net assets of the Fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(c)	The rate represents the effective yield at September 30, 2015.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (11.9%):
$2,600,520	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	$2,632,324
24,352	Auto ABS Compartiment, Class A, Series 2012-2, 2.80%, 4/27/25(a)	27,253
1,270,000	Chrysler Capital Auto Receivables Trust, Class B, Series 2013-BA, 1.78%, 6/17/19(a)	1,276,820
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,309,384
954,243	CNH Equipment Trust, Class A3, Series 2013-A, 0.69%, 6/15/18	954,279
1,639,217	Colony American Homes, Class A, Series 2015-1A, 1.41%, 7/17/32(a)(b)	1,612,256
2,165,000	Credit Acceptance Auto Loan Trust, Class A, Series 15-2A, 2.40%, 2/15/23(a)(b)	2,175,749
2,840,000	Credit Acceptance Auto Loan Trust, Class A, Series 2014-1A, 1.55%, 10/15/21(a)	2,835,589
3,190,000	Credit Acceptance Auto Loan Trust, Class A, Series 2014-2A, 1.88%, 3/15/22(a)	3,190,038
194,403	First Investors Auto Owner Trust, Class A2, Series 2013-1A, 0.90%, 10/15/18(a)	194,359
450,075	Ford Credit Auto Owner Trust, Class A3, Series 2013-A, 0.55%, 7/15/17	449,920
2,025,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2012-2, 1.92%, 1/15/19	2,044,841
3,290,000	Golden Credit Card Trust, Class A, Series 2014-1A, 0.58%, 3/15/19(a)(b)	3,286,638
2,190,000	GoldenTree Loan Opportunities VII, Ltd., Class A, Series 2013-7A, 1.43%, 4/25/25(a)(b)	2,157,371
2,340,000	Invitation Homes Trust, Class A, Series 2014-SFR2, 1.31%, 9/17/31(a)(b)	2,290,785
2,140,000	Nextgear Floorplan Master Owner Trust, Class A, Series 2014-1A, 1.92%, 10/15/19(a)	2,151,205
1,830,000	Nissan Master Owner Trust Receivables, Class A, Series 2013-A, 0.51%, 2/15/18(b)	1,829,153
2,205,000	Nomad CLO, Ltd., Class A1, Series 2013-1A, 1.48%, 1/15/25(a)(b)	2,180,037
2,975,000	OneMain Financial Issuance Trust, Class A, Series 2014-2A, 2.47%, 9/18/24(a)	2,974,768
1,875,000	OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 3/18/26(a)	1,893,896
1,735,000	PFS Financing Corp., Class A, Series 2013-AA, 0.76%, 2/15/18(a)(b)	1,733,957

Principal Amount		Fair Value
Asset Backed Securities, continued
$2,300,000	Prestige Auto Receivables Trust, Class C, Series 2014-1A, 2.39%, 5/15/20(a)	$2,321,740
2,470,000	Progress Residential Trust, Class A, Series 2015-SFR1, 1.61%, 2/17/32(a)(b)	2,448,241
2,075,000	Progress Residential Trust, Class A, Series 2015-SFR2, 2.74%, 6/12/32(a)	2,051,891
3,234	Santander Drive Auto Receivables Trust, Class B, Series 2012-5, 1.56%, 8/15/18	3,235
2,605,000	Santander Drive Auto Receivables Trust, Class E, Series 2012-2A, 5.95%, 4/15/19(a)	2,695,175
1,870,000	Santander Drive Auto Receivables Trust, Class E, Series 2012-3, 5.13%, 6/15/19	1,924,617
915,458	Santander Drive Auto Receivables Trust, Class C, Series 2012-6, 1.94%, 4/16/18	918,512
1,541,567	Santander Drive Auto Receivables Trust, Class B, Series 2013-2, 1.33%, 3/15/18	1,542,904
1,900,000	Santander Drive Auto Receivables Trust, Class C, Series 2013-4, 3.25%, 1/15/20	1,942,606
2,075,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-A, 1.89%, 10/15/19(a)	2,082,972
360,669	Santander Drive Auto Receivables Trust, Class R, Series 2014-S6, 1.43%, 12/16/19(a)	361,084
2,280,000	Santander Drive Auto Receivables Trust, Class A3, Series 15-4, 1.58%, 9/16/19(b)	2,286,035
3,186,067	Silver Bay Realty 2014-1 Trust, Class A, Series 2014-1, 1.21%, 9/17/31(a)(b)	3,120,128
256,951	SLM Student Loan Trust, Class A2, Series 2004-B, 0.54%, 6/15/21(b)	255,614
1,689,908	SLM Student Loan Trust, Class A4, Series 2006-A, 0.53%, 12/15/23(b)	1,670,175
395,995	SLM Student Loan Trust, Class A1, Series 2012-A, 1.61%, 4/15/16(a)(b)	397,289
2,173,844	Social Professional Loan Program LLC, Class A2, Series 2015-C, 2.51%, 8/25/33(a)	2,177,657
2,190,000	Springleaf Funding Trust, Class A, Series 2015-AA, 3.16%, 11/15/24(a)	2,208,834
2,121,381	Sway Residential Trust, Class A, Series 2014-1, 1.51%, 1/17/20(a)(b)	2,091,688
3,970,000	Synchrony Credit Card Master Note Trust, Class A, Series 2015-1, 2.37%, 3/15/23	4,017,165
2,395,000	World Financial Network Credit Card Master Trust, Class A, Series 2015-B, 2.55%, 6/17/24	2,433,066

Total Asset Backed Securities (Cost $78,993,902)		79,151,250

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations (7.7%):
$1,307,309	Banc of America Commercial Mortgage, Inc., Class A1A, Series 2007-3, 5.73%, 6/10/49(b)	$1,380,063
66,581	Banc of America Large Loan, Class A4B, Series 2010-UB4, 5.11%, 12/20/41(a)(b)	66,546
50,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2005-PW10, 5.45%, 12/15/15(b)	50,131
1,566,786	Bear Stearns Commercial Mortgage Securities, Inc., Class A1A, Series 2006-PW14, 5.19%, 12/11/38	1,624,360
2,796,758	Bear Stearns Commercial Mortgage Securities, Inc., Class A1A, Series 2007-PW15, 5.32%, 2/11/44	2,910,485
625,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2007-PW16, 5.90%, 6/1/40(b)	662,728
2,540,000	BHMS Mortgage Trust, Class AFL, Series 2014-ATLS, 1.70%, 7/5/33(a)(b)	2,535,456
1,170,000	Citigroup Commercial Mortgage Trust, Class A, Series 2014-388G, 0.96%, 6/15/33(a)(b)	1,161,371
21,248,131	Citigroup Commercial Mortgage Trust, Class XA, Series 2015-P1, 0.96%, 9/15/48(b)	1,237,874
2,013,194	Commercial Mortgage Loan Trust, Class A1A, Series 2008-LS1, 6.23%, 12/10/49(b)	2,166,074
590,000	Commercial Mortgage Pass-Through Certificates, Class AM, Series 2006-C8, 5.35%, 12/10/16	614,137
575,000	Commercial Mortgage Trust, Class A4, Series 2014-UBS3, 3.82%, 6/10/47	610,227
1,205,000	Commercial Mortgage Trust, Class A3, Series 2014-CR21, 3.53%, 12/10/47	1,252,556
32,123,211	Commercial Mortgage Trust, Series 2015-CCRE23, 3.51%, 5/10/48(b)	2,074,421
428,000	Commercial Mortgage Trust, Class B, Series 2012-LTRT, 3.80%, 10/5/30(a)	428,621
1,510,000	Commercial Mortgage Trust, Class C, Series 2014-CR17, 4.90%, 5/10/47(b)	1,561,431
1,975,000	Commercial Mortgage Trust, Class A, Series 2014-TWC, 1.04%, 2/13/32(a)(b)	1,965,153
2,245,000	Commerical Mortgage Trust, Class B, Series 2014-FL5, 2.34%, 10/15/31(a)(b)	2,240,694
855,000	Credit Suisse Commercial Mortgage Trust, Class AM, Series 2006-C5, 5.34%, 12/15/39	888,111
100,000	Credit Suisse Mortgage Capital Certificates, Class AM, Series 2006-C3, 6.00%, 6/15/16(b)	102,593

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 1,940	Credit Suisse Mortgage Capital Certificates, Class A2, Series 2007-C2, 5.45%, 1/15/49(b)	$1,943
1,347,111	DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49(a)(b)	1,347,111
3,595,000	GAHR Commercial Mortgage Trust, Class AFL1, Series 2015-NRF, 1.51%, 12/15/16(a)(b)	3,590,729
10,211,961	GS Mortgage Securities Trust, Class XA, Series 2013-GC10, 1.78%, 2/10/46(b)	903,074
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31(a)	1,135,816
1,065,000	GS Mortgage Securities Trust, Class B, Series 2014-GC22, 4.39%, 6/10/47	1,103,170
1,500,000	Hilton USA Trust, Class AFX, Series 2013-HLT, 2.66%, 11/5/30(a)	1,503,533
1,580,000	JPMBB Commercial Mortgage Securities Trust, Class A4, Series 2014-C22, 3.80%, 9/15/47	1,676,223
596,317	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.90%, 5/5/30(a)	629,310
916,202	Lanark Master Issuer plc, Class 1A, Series 2012-2A, 1.73%, 12/22/54(a)(b)	917,803
1,200,000	LB Commercial Conduit Mortgage Trust, Class AM, Series 2007-C3, 6.10%, 7/15/44(b)	1,277,796
1,457,931	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 6.03%, 6/12/50(b)	1,515,885
544,915	ML-CFC Commercial Mortgage Trust, Class A1A, Series 2006-4, 5.17%, 12/12/49(b)	563,315
1,660,000	Morgan Stanley Baml Trust, Class A3, Series 2015-C24, 3.48%, 8/15/47	1,703,980
1,395,000	Morgan Stanley BAML Trust, Class C, Series 2013-C13, 5.06%, 11/15/46(b)	1,467,321
1,144,434	Morgan Stanley Capital I Trust, Class A1A, Series 2007-IQ13, 5.31%, 3/15/44	1,190,761
414,515	Morgan Stanley Re-REMIC Trust, Class A, Series 2012-XA, 2.00%, 7/28/49(a)	411,821
584,267	RBSCF Trust, Class WBTA, Series 2010-RR3, 6.15%, 4/16/17(a)(b)	598,191
1,220,000	Sfave Commercial Mortgage Securities Trust, Class A2A, Series 2015-5AVE, 3.66%, 1/5/35(a)(b)	1,200,584
221,343	STRIPS, Class A, Series 2012-1A, 1.50%, 12/25/44(a)	219,176
1,175,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS, 3.62%, 9/15/57	1,210,171

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$18,214,938	WF-RBS Commercial Mortgage Trust, Class XA, Series 2014-C20, 1.38%, 5/15/47(b)	$1,240,747

Total Collateralized Mortgage Obligations (Cost $51,692,982)		50,941,492

Corporate Bonds (22.6%):
Aerospace & Defense (0.3%):
345,000	Boeing Co. (The), 2.85%, 10/30/24, Callable 7/30/24 @ 100	342,520
80,000	Boeing Co. (The), 3.30%, 3/1/35, Callable 9/1/34 @ 100	73,774
40,000	Boeing Co. (The), 3.50%, 3/1/45, Callable 9/1/44 @ 100	36,003
185,000	Lockheed Martin Corp., 3.60%, 3/1/35, Callable 9/1/34 @ 100^	169,770
135,000	Lockheed Martin Corp., 3.80%, 3/1/45, Callable 9/1/44 @ 100	123,115
300,000	Northrop Grumman Corp., 3.85%, 4/15/45, Callable 10/15/44 @ 100	269,992
960,000	United Technologies Corp., 1.78%, 5/4/18(b)	958,150

		1,973,324

Air Freight & Logistics (0.1%):
500,000	FedEx Corp., 3.88%, 8/1/42	437,999

Airlines (0.2%):
695,000	American Airlines 15-1, Series A, 3.38%, 5/1/27	681,448
600,000	American Airlines Pass Through Trust, Class AA, Series 2015-2, 3.60%, 3/22/29	600,000

		1,281,448

Banks (4.6%):
430,000	Bank of America Corp., Series 1, 3.75%, 7/12/16	438,567
820,000	Bank of America Corp., 5.63%, 10/14/16	857,337
1,315,000	Bank of America Corp., 0.55%, 10/14/16(b)	1,310,024
1,050,000	Bank of America Corp., Series L, 1.35%, 11/21/16^	1,051,120
1,065,000	Bank of America Corp., 1.39%, 3/22/18, MTN(b)	1,071,097
747,000	Bank of America Corp., 2.60%, 1/15/19	754,590
1,709,000	Bank of America Corp., Series L, 2.25%, 4/21/20, MTN	1,683,760
585,000	Bank of America Corp., 4.00%, 1/22/25, MTN	573,338
1,020,000	Bank of America Corp., Series L, 3.95%, 4/21/25	992,292
1,125,000	Bank of America Corp., 3.88%, 8/1/25, MTN	1,140,627
455,000	BB&T Corp., 2.63%, 6/29/20, Callable 5/29/20 @ 100	461,349
975,000	Capital One Bank USA NA, Series BKNT, 1.15%, 11/21/16, Callable 10/21/16 @ 100	972,606
290,000	Capital One Bank USA NA, 1.30%, 6/5/17, Callable 5/5/17 @ 100	288,032
1,185,000	Capital One NA, Series BKNT, 1.65%, 2/5/18, Callable 1/5/18 @ 100	1,173,260
1,260,000	Citigroup, Inc., 1.30%, 4/1/16	1,262,336

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$2,580,000	Citigroup, Inc., 1.80%, 2/5/18	$2,577,498
1,230,000	Citigroup, Inc., 2.40%, 2/18/20^	1,224,035
455,000	Discover Bank, 2.60%, 11/13/18, Callable 10/12/18 @ 100	456,907
330,000	Discover Bank, Series BKNT, 3.10%, 6/4/20, Callable 5/4/20 @ 100	333,194
1,205,000	HSBC USA, Inc., 1.70%, 3/5/18^	1,201,702
2,290,000	HSBC USA, Inc., 2.35%, 3/5/20	2,258,534
775,000	HSBC USA, Inc., 2.75%, 8/7/20^	777,809
1,095,000	JPMorgan Chase & Co., 2.20%, 10/22/19	1,089,567
1,180,000	JPMorgan Chase & Co., 2.25%, 1/23/20, Callable 12/23/19 @ 100	1,170,184
1,510,000	JPMorgan Chase & Co., 2.75%, 6/23/20, Callable 5/23/20 @ 100^	1,522,923
125,000	JPMorgan Chase & Co., 4.50%, 1/24/22	134,871
1,040,000	JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100^	1,059,263
713,000	JPMorgan Chase & Co., 4.25%, 10/1/27	710,082
200,000	KeyCorp, 2.90%, 9/15/20, MTN	201,496
265,000	Santander Holdings USA, Inc., 2.65%, 4/17/20, Callable 3/17/20 @ 100	260,186
330,000	Santander Holdings USA, Inc., 4.50%, 7/17/25, Callable 4/17/25 @ 100	331,508
955,000	Wells Fargo & Co., Series G, 2.60%, 7/22/20, MTN^	964,633
455,000	Wells Fargo & Co., 3.55%, 9/29/25, MTN	455,171
305,000	Wells Fargo & Co., Series G, 4.30%, 7/22/27	310,838
535,000	Wells Fargo & Co., 3.90%, 5/1/45	491,656

		31,562,392

Biotechnology (0.8%):
795,000	AbbVie, Inc., 2.00%, 11/6/18^	798,032
480,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100	477,348
40,000	AbbVie, Inc., 2.90%, 11/6/22	38,973
425,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	410,255
535,000	AbbVie, Inc., 4.40%, 11/6/42	488,865
120,000	AbbVie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100^	116,428
559,000	Amgen, Inc., 2.13%, 5/1/20, Callable 5/1/20 @ 100	551,704
450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100	459,617
320,000	Amgen, Inc., 3.13%, 5/1/25, Callable 2/1/25 @ 100	306,400
395,000	Amgen, Inc., 5.38%, 5/15/43, Callable 11/15/42 @ 100	421,140
255,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	234,131
140,000	Baxalta, Inc., 4.00%, 6/23/25, Callable 3/23/25 @ 100(a)	140,217
160,000	Biogen, Inc., 2.90%, 9/15/20	161,619
80,000	Biogen, Inc., 4.05%, 9/15/25, Callable 6/15/25 @ 100^	80,815
95,000	Biogen, Inc., 5.20%, 9/15/45, Callable 3/15/24 @ 100	95,860

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Biotechnology, continued
$385,000	Celgene Corp., 3.25%, 8/15/22^	$385,607
230,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	231,341
80,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	80,369

		5,478,721

Capital Markets (2.2%):
205,000	Bank of New York Mellon Corp. (The), Series G, 3.00%, 2/24/25, Callable 1/24/25 @ 100	201,511
630,000	Bank of New York Mellon Corp. (The), Series E, 4.95%, 12/29/49, Callable 6/20/20 @ 100(b)	620,550
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	602,906
905,000	Goldman Sachs Group, Inc. (The), 0.77%, 3/22/16(b)	904,795
1,175,000	Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18	1,190,347
915,000	Goldman Sachs Group, Inc. (The), 1.50%, 4/30/18(b)	922,830
1,962,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	2,012,918
192,000	Goldman Sachs Group, Inc. (The), 2.63%, 1/31/19	194,377
610,000	Goldman Sachs Group, Inc. (The), 2.60%, 4/23/20, Callable 3/23/20 @ 100^	611,660
365,000	Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20, Callable 8/15/20 @ 100^	366,859
1,125,000	Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25, Callable 2/22/25 @ 100^	1,127,334
360,000	Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44, Callable 1/8/44 @ 100^	364,934
225,000	Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	220,850
311,000	Morgan Stanley, 1.88%, 1/5/18	311,803
414,000	Morgan Stanley, 2.13%, 4/25/18	416,438
1,460,000	Morgan Stanley, 2.80%, 6/16/20	1,468,262
1,005,000	Morgan Stanley, 3.75%, 2/25/23^	1,029,355
345,000	Morgan Stanley, Series G, 4.00%, 7/23/25^	352,588
1,740,000	State Street Capital Trust IV, 1.34%, 6/15/37, Callable 11/9/15 @ 100(b)	1,400,700
355,000	State Street Corp., 2.55%, 8/18/20^	359,691
253,000	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	262,440

		14,943,148

Chemicals (0.2%):
233,000	Dow Chemical Co. (The), 4.25%, 10/1/34, Callable 4/1/34 @ 100	217,699
265,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	231,232
555,000	Eastman Chemical Co., 2.40%, 6/1/17	562,339
410,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100	409,627
70,000	Eastman Chemical Co., 4.65%, 10/15/44, Callable 4/15/44 @ 100^	63,974

		1,484,871

Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Services & Supplies (0.1%):
$535,000	Republic Services, Inc., 3.20%, 3/15/25, Callable 12/15/24 @ 100	$520,407
140,000	Waste Management, Inc., 3.90%, 3/1/35, Callable 9/1/34 @ 100	131,910

		652,317

Communications Equipment (0.1%):
135,000	Harris Corp., 2.70%, 4/27/20, Callable 3/27/20 @ 100	133,579
740,000	QUALCOMM, Inc., 3.45%, 5/20/25, Callable 2/20/25 @ 100	698,764

		832,343

Consumer Finance (0.7%):
1,135,000	American Express Credit Corp., 1.13%, 6/5/17^	1,129,247
280,000	American Express Credit Corp., 2.38%, 5/26/20, Callable 4/25/20 @ 100^	279,857
440,000	Capital One Financial Corp., 3.20%, 2/5/25, Callable 1/5/25 @ 100	420,062
545,000	Capital One NA, 2.95%, 7/23/21	538,299
1,045,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	1,038,002
125,000	Synchrony Financial, 2.70%, 2/3/20, Callable 1/3/20 @ 100	123,586
315,000	Synchrony Financial, 4.50%, 7/23/25, Callable 4/24/25 @ 100	317,466

		3,846,519

Diversified Consumer Services (0.2%):
405,000	California Institute of Technology, 4.32%, 8/1/45	420,462
700,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	730,715

		1,151,177

Diversified Financial Services (0.5%):
1,090,000	Daimler Finance NA LLC, 1.88%, 1/11/18^(a)	1,082,794
685,000	Daimler Finance NA LLC, 2.45%, 5/18/20(a)	669,618
1,090,000	General Electric Capital Corp., 0.99%, 4/2/18^(b)	1,095,371
370,000	General Electric Capital Corp., 4.38%, 9/16/20	408,204
590,000	JPMorgan Chase Capital XXI, Series U, 1.25%, 2/2/37, Callable 11/9/15 @ 100, MTN(b)	458,725

		3,714,712

Diversified Telecommunication Services (1.3%):
316,000	AT&T, Inc., 2.38%, 11/27/18	319,358
317,000	AT&T, Inc., 2.30%, 3/11/19	318,123
665,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	648,777
3,000,000	AT&T, Inc., 4.07%, 11/27/22, Callable 5/27/16 @ 73(a)(c)	2,314,873
170,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	155,519
122,000	AT&T, Inc., 5.35%, 9/1/40	120,515
310,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	284,052
250,000	Verizon Communications, Inc., 2.63%, 2/21/20	250,742
735,000	Verizon Communications, Inc., 3.45%, 3/15/21	752,625
550,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100	519,388

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$1,195,000	Verizon Communications, Inc., 5.15%, 9/15/23	$1,320,104
1,005,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100	935,110
525,000	Verizon Communications, Inc., 5.01%, 8/21/54	477,826

		8,417,012

Electric Utilities (1.3%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	261,707
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100	424,260
555,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100^	525,248
135,000	Exelon Corp., 2.85%, 6/15/20, Callable 5/15/20 @ 100	136,182
65,000	Florida Power & Light Co., 5.95%, 2/1/38	82,532
845,000	Florida Power Corp., 6.40%, 6/15/38	1,108,771
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	47,196
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	565,282
850,000	PacifiCorp, 5.65%, 7/15/18	941,477
395,000	PacifiCorp, 5.75%, 4/1/37	477,822
630,000	PacifiCorp, 4.10%, 2/1/42, Callable 8/1/41 @ 100	619,791
350,000	PPL Capital Funding, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100	366,025
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19^	389,809
865,000	Public Service Electric & Gas Co., 2.38%, 5/15/23, Callable 2/15/23 @ 100	835,369
220,000	Southern California Edison Co., Series 06-E, 5.55%, 1/15/37	260,047
600,000	Southwestern Public Service Co., 3.30%, 6/15/24, Callable 12/15/23 @ 100	609,627
185,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	231,897
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	32,347
200,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100^	196,512
245,000	Virginia Electric & Power Co., Series B, 4.20%, 5/15/45, Callable 11/15/44 @ 100^	245,970

		8,357,871

Electrical Equipment (0.2%):
840,000	Eaton Corp., 1.50%, 11/2/17	839,065
255,000	Eaton Corp., 4.00%, 11/2/32	244,879

		1,083,944

Food & Staples Retailing (0.4%):
745,000	CVS Health Corp., 2.80%, 7/20/20, Callable 6/20/20 @ 100	756,924
405,000	CVS Health Corp., 3.88%, 7/20/25, Callable 4/20/25 @ 100	417,477
385,000	CVS Health Corp., 4.88%, 7/20/35, Callable 1/20/35 @ 100	403,969

Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$130,000	CVS Health Corp., 5.30%, 12/5/43, Callable 6/5/43 @ 100	$143,433
385,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	413,857
305,000	Wal-Mart Stores, Inc., 4.00%, 4/11/43, Callable 10/11/42 @ 100	296,436

		2,432,096

Food Products (0.2%):
1,425,000	Wm. Wrigley Jr. Co., 1.40%, 10/21/16(a)	1,428,468

Health Care Equipment & Supplies (0.4%):
170,000	Becton, Dickinson & Co., 1.80%, 12/15/17^	170,745
125,000	Becton, Dickinson & Co., 2.68%, 12/15/19	126,398
270,000	Becton, Dickinson & Co., 3.88%, 5/15/24, Callable 2/15/24 @ 100	278,089
180,000	Becton, Dickinson & Co., 3.73%, 12/15/24, Callable 9/15/24 @ 100	183,243
165,000	Boston Scientific Corp., 2.85%, 5/15/20	164,964
525,000	Boston Scientific Corp., 3.85%, 5/15/25	516,389
455,000	Medtronic, Inc., 3.63%, 3/15/24, Callable 12/15/23 @ 100	467,167
245,000	Medtronic, Inc., 3.50%, 3/15/25	249,984
665,000	Medtronic, Inc., 4.63%, 3/15/45	685,681
35,000	St Jude Medical, Inc., 3.88%, 9/15/25, Callable 6/15/25 @ 100	35,499

		2,878,159

Health Care Providers & Services (0.7%):
222,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	220,839
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	350,404
410,000	CIGNA Corp., 3.25%, 4/15/25, Callable 1/15/25 @ 100	396,975
325,000	Memorial Sloan-Kettering, Series 2015, 4.20%, 7/1/55	296,398
725,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	729,073
160,000	UnitedHealth Group, Inc., 2.70%, 7/15/20	163,717
545,000	UnitedHealth Group, Inc., 3.35%, 7/15/22	562,493
340,000	UnitedHealth Group, Inc., 4.63%, 7/15/35	358,747
410,000	UnitedHealth Group, Inc., 4.25%, 3/15/43, Callable 9/15/42 @ 100^	405,827
50,000	UnitedHealth Group, Inc., 4.75%, 7/15/45^	52,781
325,000	WellPoint, Inc., 3.30%, 1/15/23	321,616
245,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	242,526
300,000	WellPoint, Inc., 5.10%, 1/15/44	311,806

		4,413,202

Hotels, Restaurants & Leisure (0.1%):
315,000	Marriott International, Inc., 2.88%, 3/1/21, Callable 2/1/21 @ 100	316,348
120,000	McDonald’s Corp., 4.60%, 5/26/45^	119,589

		435,937

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Household Durables (0.1%):
$470,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	$420,858

Household Products (0.0%):
160,000	Kimberly-Clark Corp., 2.65%, 3/1/25	155,768

Industrial Conglomerates (0.3%):
1,720,000	General Electric Co., 2.70%, 10/9/22	1,724,341

Insurance (0.9%):
325,000	ACE INA Holdings, Inc., 3.35%, 5/15/24	325,250
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43^	393,467
690,000	American International Group, Inc., 4.13%, 2/15/24	724,900
526,000	American International Group, Inc., 4.38%, 1/15/55, Callable 7/15/54 @ 100	478,762
201,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	193,546
40,000	Marsh & McLennan Cos., Inc., 3.75%, 3/14/26, Callable 12/14/25 @ 100	40,221
1,125,000	MetLife, Inc., 6.75%, 6/1/16	1,169,439
310,000	MetLife, Inc., 4.05%, 3/1/45^	289,766
445,000	MetLife, Inc., Series C, 5.25%, 12/31/49, Callable 6/15/20 @ 100^(b)	440,550
905,000	New York Life Global Funding, 1.65%, 5/15/17(a)	911,448
720,000	Prudential Financial, Inc., 3.50%, 5/15/24	723,897
214,000	Travelers Cos., Inc. (The), 4.30%, 8/25/45, Callable 2/25/45 @ 100	214,214

		5,905,460

IT Services (0.1%):
450,000	MasterCard, Inc., 3.38%, 4/1/24	460,013

Life Sciences Tools & Services (0.1%):
111,000	Agilent Technologies, Inc., 6.50%, 11/1/17	120,335
313,000	Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	321,715

		442,050

Machinery (0.1%):
605,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100^	594,112

Media (1.0%):
195,000	Comcast Corp., 3.38%, 8/15/25, Callable 5/15/25 @ 100	196,500
875,000	Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100	863,079
145,000	Comcast Corp., 4.40%, 8/15/35, Callable 2/15/35 @ 100	145,926
200,000	Comcast Corp., 6.50%, 11/15/35	254,561
283,000	Comcast Corp., 4.60%, 8/15/45, Callable 2/15/45 @ 100	289,283
575,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	488,683
150,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100^	153,874

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$185,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.95%, 1/15/25, Callable 10/15/24 @ 100	$181,452
66,000	Discovery Communications, Inc., 4.88%, 4/1/43	56,929
1,135,000	NBCUniversal Enterprise, Inc., 0.97%, 4/15/18(a)(b)	1,133,917
280,000	NBCUniversal Media LLC, 5.15%, 4/30/20	316,050
816,000	NBCUniversal Media LLC, 4.45%, 1/15/43	812,620
525,000	Omnicom Group, Inc., 5.90%, 4/15/16	537,837
813,000	Scripps Networks Interactive, Inc., 2.70%, 12/15/16	825,161
580,000	Walt Disney Co. (The), 2.15%, 9/17/20^	582,192

		6,838,064

Metals & Mining (0.2%):
470,000	Freeport-McMoRan, Inc., 4.00%, 11/14/21^	366,600
340,000	Freeport-McMoRan, Inc., 5.40%, 11/14/34, Callable 5/14/34 @ 100	237,895
625,000	Southern Copper Corp., 5.88%, 4/23/45^	507,406

		1,111,901

Oil, Gas & Consumable Fuels (2.4%):
2,025,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	2,185,239
225,000	Continental Resources, Inc., 4.90%, 6/1/44, Callable 12/1/43 @ 100	160,856
395,000	Devon Energy Corp., 3.25%, 5/15/22, Callable 2/15/22 @ 100^	379,303
216,000	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20^	239,128
690,000	El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21, Callable 7/1/21 @ 100	706,558
220,000	El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/1/24, Callable 2/1/24 @ 100	200,845
480,000	Energy Transfer Partners LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	424,192
1,390,000	Energy Transfer Partners LP, 6.50%, 2/1/42, Callable 8/1/41 @ 100	1,275,521
500,000	Enterprise Products Operating LLC, 3.90%, 2/15/24, Callable 11/15/23 @ 100	490,901
370,000	Enterprise Products Operating LLC, 3.75%, 2/15/25, Callable 11/15/24 @ 100	352,616
200,000	Enterprise Products Operating LLC, 4.85%, 8/15/42, Callable 2/15/42 @ 100	176,202
430,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	392,495
1,415,000	Enterprise Products Operating LLC, Series A, 8.38%, 8/1/66, Callable 8/1/16 @ 100	1,392,006

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$125,000	Enterprise Products Operating LP, 1.65%, 5/7/18	$124,148
415,000	Enterprise Products Operating LP, 3.70%, 2/15/26, Callable 11/15/25 @ 100	392,153
135,000	Enterprise Products Operating LP, 4.90%, 5/15/46, Callable 12/15/45 @ 100	122,257
530,000	EOG Resources, Inc., 2.45%, 4/1/20, Callable 3/1/20 @ 100	534,991
520,000	EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	491,363
925,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100^	908,190
165,000	Kinder Morgan Energy Partners LP, 3.95%, 9/1/22, Callable 6/1/22 @ 100	154,944
60,000	Kinder Morgan Energy Partners LP, 3.50%, 9/1/23, Callable 6/1/23 @ 100	53,084
220,000	Kinder Morgan Energy Partners LP, 4.15%, 2/1/24	199,522
445,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 5/15/24 @ 100	367,474
668,000	Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100^	593,728
515,000	Noble Energy, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	457,582
620,000	Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100	603,538
765,000	Plains All American Pipeline LP, 4.65%, 10/15/25, Callable 7/15/25 @ 100	767,837
335,000	Plains All American Pipeline LP, 4.90%, 2/15/45, Callable 8/15/44 @ 100^	299,186
380,000	Sunoco Logistics Partner LP, 3.45%, 1/15/23, Callable 10/15/22 @ 100^	330,350
260,000	Sunoco Logistics Partner LP, 5.35%, 5/15/45, Callable 11/15/44 @ 100	211,293
520,000	Williams Partners LP, 4.00%, 11/15/21	499,505
870,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	803,220
220,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	206,200
120,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	108,874

		16,605,301

Paper & Forest Products (0.1%):
821,000	International Paper Co., 3.65%, 6/15/24, Callable 3/15/24 @ 100	811,380
191,000	International Paper Co., 4.80%, 6/15/44, Callable 12/15/43 @ 100	176,874

		988,254

Pharmaceuticals (0.6%):
190,000	AbbVie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100	187,391
205,000	Eli Lilly & Co., 3.70%, 3/1/45, Callable 9/1/44 @ 100^	193,017
1,020,000	Merck & Co., Inc., 0.68%, 5/18/18(b)	1,021,518

Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$160,000	Merck & Co., Inc., 2.35%, 2/10/22	$157,708
265,000	Mylan, Inc., 5.40%, 11/29/43, Callable 5/29/43 @ 100	261,999
710,000	Pfizer, Inc., 3.40%, 5/15/24^	723,971
125,000	Pfizer, Inc., 4.30%, 6/15/43	123,799
995,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	992,549

		3,661,952

Real Estate Investment Trusts (REITs) (0.4%):
141,000	American Tower Corp., 4.00%, 6/1/25	137,576
130,000	ERP Operating LP, 3.38%, 6/1/25, Callable 3/1/25 @ 100^	128,209
380,000	ERP Operating LP, 4.50%, 7/1/44, Callable 1/1/44 @ 100	382,780
115,000	ERP Operating LP, 4.50%, 6/1/45, Callable 12/1/44 @ 100	116,041
1,225,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	1,198,469
385,000	Simon Property Group LP, 3.38%, 3/15/22, Callable 12/15/21 @ 100	395,715
295,000	Simon Property Group LP, 3.38%, 10/1/24, Callable 7/1/24 @ 100	296,830

		2,655,620

Road & Rail (0.2%):
445,000	Burlington North Santa Fe LLC, 4.90%, 4/1/44, Callable 10/1/43 @ 100	461,689
130,000	Burlington North Santa Fe LLC, 4.15%, 4/1/45, Callable 10/1/44 @ 100	121,119
95,000	Union Pacific Corp., 3.38%, 2/1/35, Callable 8/1/34 @ 100	86,443
484,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100	434,993
487,629	Union Pacific Railroad Co., Series 14-1, 3.23%, 5/14/26	492,834

		1,597,078

Semiconductors & Semiconductor Equipment (0.0%):
295,000	Applied Materials, Inc., 3.90%, 10/1/25, Callable 7/1/25 @ 100	294,003

Software (0.3%):
260,000	Microsoft Corp., 3.50%, 2/12/35, Callable 8/12/34 @ 100	241,759
401,000	Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	406,889
425,000	Oracle Corp., 2.95%, 5/15/25, Callable 2/15/25 @ 100	414,341
635,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	636,652
195,000	Oracle Corp., 4.50%, 7/8/44, Callable 1/8/44 @ 100	197,081
450,000	Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54 @ 100	418,981

		2,315,703

Specialty Retail (0.2%):
20,000	Home Depot, Inc. (The), 3.35%, 9/15/25, Callable 6/15/25 @ 100	20,367
215,000	Home Depot, Inc. (The), 4.40%, 3/15/45, Callable 9/15/44 @ 100	222,234

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Specialty Retail, continued
$155,000	Home Depot, Inc. (The), 4.25%, 4/1/46, Callable 10/1/45 @ 100	$156,115
510,000	Lowe’s Cos., Inc., 5.00%, 9/15/43, Callable 3/15/43 @ 100	562,108
45,000	Lowe’s Cos., Inc., 4.38%, 9/15/45, Callable 3/15/45 @ 100^	45,520

		1,006,344

Technology Hardware, Storage & Peripherals (0.4%):
525,000	Apple, Inc., 2.00%, 5/6/20^	527,193
350,000	Apple, Inc., 2.85%, 5/6/21^	358,953
410,000	Apple, Inc., 3.45%, 5/6/24	422,650
340,000	Apple, Inc., 3.45%, 2/9/45	287,837
520,000	Hewlett-Packard Co., 2.85%, 10/5/18, Callable 9/5/18 @ 100(a)	519,334
590,000	Hewlett-Packard Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100(a)	589,835

		2,705,802

Tobacco (0.3%):
330,000	Altria Group, Inc., 5.38%, 1/31/44^	358,760
155,000	Philip Morris International, Inc., 4.50%, 3/20/42	155,417
20,000	Philip Morris International, Inc., 3.88%, 8/21/42	18,491
425,000	Philip Morris International, Inc., 4.88%, 11/15/43	450,088
170,000	Reynolds American, Inc., 3.25%, 6/12/20	174,851
445,000	Reynolds American, Inc., 3.75%, 5/20/23, Callable 2/20/23 @ 100(a)	447,015
390,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	408,078
90,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/12/45 @ 100	100,131

		2,112,831

Trading Companies & Distributors (0.2%):
580,000	Aviation Capital Group Corp., 2.88%, 9/17/18, Callable 8/17/18 @ 100(a)	579,472
825,000	GATX Corp., 2.50%, 7/30/19	825,624

		1,405,096

Wireless Telecommunication (0.1%):
720,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	708,903

Total Corporate Bonds (Cost $151,822,695)		150,515,114

Yankee Dollars (8.2%):
Banks (2.0%):
1,045,000	Barclays Bank plc, 2.75%, 11/8/19	1,051,785
210,000	Barclays Bank plc, 5.14%, 10/14/20^	230,017
790,000	Barclays Bank plc, 3.75%, 5/15/24	798,626
365,000	Barclays Bank plc, 5.25%, 8/17/45	367,598
675,000	BPCE SA, 5.70%, 10/22/23(a)	711,755
430,000	BPCE SA, 4.50%, 3/15/25(a)	413,807
790,000	Caixa Economica Federal, 2.38%, 11/6/17(a)	714,950

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$470,000	Credit Agricole SA, 2.75%, 6/10/20^(a)	$476,775
505,000	Danske Bank A/S, 2.75%, 9/17/20(a)	508,945
710,000	HSBC Holdings plc, 5.25%, 3/14/44	720,389
1,115,000	ING Bank NV, 3.75%, 3/7/17(a)	1,151,318
630,000	ING Bank NV, 1.80%, 3/16/18(a)	630,910
314,000	ING Bank NV, 5.80%, 9/25/23(a)	340,436
215,000	Nordea Bank AB, 1.88%, 9/17/18(a)	215,333
250,000	Rabobank Nederland NY, 5.25%, 8/4/45	252,998
2,670,000	Royal Bank of Canada, 2.20%, 9/23/19	2,713,371
1,490,000	Westpac Banking Corp., 2.45%, 11/28/16^(a)	1,515,938

		12,814,951

Capital Markets (1.4%):
2,190,000	CDP Financial, Inc., 4.40%, 11/25/19(a)	2,407,469
770,000	Credit Suisse AG, 1.70%, 4/27/18	766,969
1,035,000	Credit Suisse Group AG, 2.75%, 3/26/20(a)	1,032,109
530,000	Credit Suisse Group Funding, Ltd., 4.88%, 5/15/45(a)	519,372
1,155,000	Deutsche Bank AG, 1.88%, 2/13/18	1,151,812
330,000	Deutsche Bank AG, 3.70%, 5/30/24	327,611
2,790,000	FMS Wertmanagement, 1.63%, 11/20/18	2,828,337

		9,033,679

Chemicals (0.0%):
145,000	Agrium, Inc., 4.13%, 3/15/35, Callable 9/15/34 @ 100^	128,036

Diversified Financial Services (1.7%):
1,885,000	African Development Bank, 0.75%, 10/18/16	1,889,356
1,965,000	Asian Development Bank, Series G, 0.75%, 1/11/17	1,968,950
945,000	BP Capital Markets plc, 0.82%, 5/10/18(b)	942,053
445,000	Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25(a)	432,206
965,000	Imperial Tobacco Group plc, 2.95%, 7/21/20^(a)	970,733
1,856,000	Kommunalbanken AS, 0.43%, 10/31/16(a)(b)	1,856,728
805,000	Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, Series G, 1.50%, 2/12/18(a)	813,343
1,080,000	Petrobras International Finance Co., 3.88%, 1/27/16^	1,061,100
280,000	Rabobank Nederland NY, 4.38%, 8/4/25	280,201
215,000	Shell International Finance BV, 2.13%, 5/11/20	215,223
280,000	Shell International Finance BV, 4.13%, 5/11/35	272,383
295,000	Shell International Finance BV, 4.55%, 8/12/43	296,846
465,000	Shell International Finance BV, 4.38%, 5/11/45	459,816

		11,458,938

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Hotels, Restaurants & Leisure (0.2%):
$1,595,000	Carnival Corp., 1.20%, 2/5/16	$1,596,702

Insurance (0.0%):
185,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	180,014

Internet Software & Services (0.1%):
885,000	Alibaba Group Holding, Ltd., 2.50%, 11/28/19, Callable 10/28/19 @ 100(a)	868,528

Media (0.1%):
370,000	British Sky Broadcasting Group plc, 3.75%, 9/16/24^(a)	364,704

Oil, Gas & Consumable Fuels (0.7%):
575,000	BP Capital Markets plc, 4.74%, 3/11/21	636,115
555,000	Ecopetrol SA, 4.13%, 1/16/25	467,588
774,000	Petrobras Global Finance BV, 6.25%, 3/17/24^	563,317
50,000	Petroleos Mexicanos, 8.00%, 5/3/19	56,595
107,000	Petroleos Mexicanos, 6.00%, 3/5/20	114,586
490,000	Petroleos Mexicanos, 6.50%, 6/2/41	450,702
473,000	Petroleos Mexicanos, 5.63%, 1/23/46(a)	384,951
800,000	Statoil ASA, 2.45%, 1/17/23	762,664
1,100,000	Statoil ASA, 3.70%, 3/1/24^	1,130,468
175,000	TransCanada Pipelines, Ltd., 4.63%, 3/1/34, Callable 12/1/33 @ 100	167,519

		4,734,505

Pharmaceuticals (0.6%):
1,610,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100	1,611,411
185,000	Actavis Funding SCS, 3.85%, 6/15/24, Callable 3/15/24 @ 100	181,215
625,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	575,038
345,000	Actavis Funding SCS, 4.85%, 6/15/44, Callable 12/15/43 @ 100	314,442
160,000	Actavis Funding SCS, 4.75%, 3/15/45, Callable 9/15/44 @ 100	145,273
670,000	Takeda Pharmaceutical Co., Ltd., 1.63%, 3/17/17(a)	673,851
600,000	Teva Pharmaceutical Finance BV, 2.95%, 12/18/22	574,643

		4,075,873

Road & Rail (0.0%):
65,000	Canadian Pacific Railway Co., 3.70%, 2/1/26, Callable 11/1/25 @ 100	65,251
40,000	Canadian Pacific Railway Co., 4.80%, 9/15/35, Callable 3/15/35 @ 100	40,744
120,000	Canadian Pacific Railway Co., 6.13%, 9/15/15, Callable 3/15/15 @ 100	126,039

		232,034

Sovereign Bonds (1.3%):
620,000	Canada Government, 1.63%, 2/27/19	629,109
1,039,000	Federal Republic of Brazil, 4.88%, 1/22/21^	1,010,428
1,914,000	KFW, 0.50%, 7/15/16	1,915,009
386,000	Oriental Republic of Uruguay, 4.50%, 8/14/24	389,860

Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds, continued
$689,000	Province of Manitoba Canada, 3.05%, 5/14/24	$713,328
1,303,000	Republic of Colombia, 4.00%, 2/26/24^	1,262,606
1,005,000	Republic of Colombia, 4.50%, 1/28/26, Callable 10/1/25 @ 100^	977,363
365,000	Republic of Peru, 4.13%, 8/25/27^	357,700
281,000	Republic of Peru, 5.63%, 11/18/50	290,133
869,000	Republic of Turkey, 4.25%, 4/14/26	789,704
262,000	United Mexican States, Series E, 3.50%, 1/21/21^	266,585

		8,601,825

Thrifts & Mortgage Finance (0.1%):
555,000	Nordea Eiendomskreditt AS, 2.13%, 9/22/16(a)	562,068

Total Yankee Dollars (Cost $55,355,482)		54,651,857

Municipal Bonds (1.5%):
California (0.3%):
557,000	University of California Revenue, 4.77%, 5/15/15	523,764
170,000	University of California Revenue, 4.86%, 5/15/12	161,407
360,000	California State Health Facilities Financing Authority Revenue, Series A, 5.00%, 8/15/52, Callable 8/15/23 @ 100	391,144
700,000	California State, GO, 5.00%, 9/1/42, Callable 9/1/22 @ 100	788,109

		1,864,424

Illinois (0.2%):
1,320,000	Illinois State, GO, 5.50%, 7/1/24, Callable 7/1/23 @ 100	1,450,588

Nevada (0.2%):
1,100,000	Las Vegas Valley Nevada Water District, GO, 5.00%, 6/1/39, Callable 12/1/24 @ 100	1,248,544

Massachusetts (0.1%):
450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Callable 10/15/21 @ 100	513,396

Missouri (0.1%):
460,000	Metropolitan Saint Louis Sewer District West Water System Revenue, Series A, 5.00%, 5/1/42, Callable 5/1/22 @ 100	522,721

New Jersey (0.3%):
2,005,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Callable 6/15/23 @ 100	2,026,553
420,000	New Jersey State Health Care Facilities Financing Authority Revenue, 5.00%, 7/1/44	455,855

		2,482,408

New York (0.3%):
895,000	New York State Urban Development Corp. Revenue, Series E, 5.00%, 3/15/24, Callable 3/15/23 @ 100	1,068,236

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds
New York, continued
$670,000	New York City Municipal Finance Authority Water & Sewer System Revenue, Series EE, 5.00%, 6/15/47, Callable 6/15/23 @ 100	$745,368

		1,813,604

Total Municipal Bonds (Cost $9,825,726)		9,895,685

U.S. Government Agency Mortgages (39.1%):
Federal Farm Credit Bank (0.3%)
2,120,000	2.35%, 4/24/23, Callable 10/15/15 @ 100	2,112,300
Federal Home Loan Mortgage Corporation (8.0%)
1,299,000	1.00%, 9/27/17	1,306,085
1,965,000	Class A2, Series K047, 3.33%, 5/25/25	2,081,790
591,000	4.21%, 9/15/29(c)	370,158
99,906	3.00%, 1/1/30, Pool #V60696	104,264
144,177	3.00%, 1/1/30, Pool #V60724	150,472
194,775	2.50%, 3/1/30, Pool #V60770	198,973
203,914	2.50%, 5/1/30, Pool #J31418	208,249
412,912	3.00%, 5/1/30, Pool #J31689	431,627
845,744	3.00%, 6/1/30, Pool #V60840	883,296
15,515	2.50%, 7/1/30, Pool #J32491	15,837
21,216	2.50%, 7/1/30, Pool #V60905	21,657
76,795	2.50%, 7/1/30, Pool #J32209	78,428
42,534	3.00%, 7/1/30, Pool #J32181	44,463
78,968	2.50%, 7/1/30, Pool #J32204	80,635
363,710	3.00%, 7/1/30, Pool #G15520	379,684
326,398	2.50%, 8/1/30, Pool #V60886	333,341
46,417	3.00%, 8/1/30, Pool #J32436	48,439
237,501	2.50%, 8/1/30, Pool #V60903	242,431
235,879	2.50%, 8/1/30, Pool #V60902	240,832
487,188	3.00%, 8/1/30, Pool #V60908	508,585
72,667	3.00%, 8/1/30, Pool #V60909	75,861
487,090	2.50%, 9/1/30, Pool #V60904	497,116
197,000	4.53%, 3/15/31(c)	115,221
190,000	6.75%, 3/15/31	277,564
129,967	5.00%, 7/1/35, Pool #G01840	143,823
169,788	5.00%, 7/1/35, Pool #G01838	187,564
418,889	6.00%, 4/1/39, Pool #G07613	476,810
85,264	4.50%, 12/1/39, Pool #A90196	92,394
85,178	4.50%, 7/1/40, Pool #A93010	92,378
80,684	4.00%, 10/1/40, Pool #A95923	86,873
72,064	4.00%, 11/1/40, Pool #A94977	76,790
83,853	4.00%, 11/1/40, Pool #A94779	90,280
83,553	4.00%, 11/1/40, Pool #A95144	89,619
109,507	3.09%, 3/1/41, Pool #1B8062(b)	116,053
271,697	4.50%, 5/1/41, Pool #Q00804	294,855
285,226	4.50%, 5/1/41, Pool #Q00959	309,376
1,510,321	5.50%, 6/1/41, Pool #G07553	1,672,173
151,722	4.00%, 10/1/41, Pool #Q04022	162,749
80,555	4.00%, 10/1/41, Pool #Q03841	86,740
281,393	5.00%, 10/1/41, Pool #G07642	310,292
2,671,285	5.00%, 11/1/41, Pool #G07962	2,943,793
495,753	3.50%, 4/1/42, Pool #C03811	519,885
250,126	2.03%, 7/1/42, Pool #2B0646(b)	256,993
700,000	5.50%, 11/15/42, TBA	775,852
523,008	3.00%, 1/1/43, Pool #Q14866	530,493
89,023	3.50%, 2/1/43, Pool #Q15442	93,579
597,571	3.00%, 3/1/43, Pool #Q16567	605,914
348,900	3.00%, 3/1/43, Pool #Q16403	353,884
510,769	3.00%, 3/1/43, Pool #Q16673	517,843
166,080	3.00%, 4/1/43, Pool #Q17095	168,744
352,118	3.50%, 7/1/43, Pool #Q20021	370,433

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$341,321	3.50%, 7/1/43, Pool #Q20206	$358,198
795,914	3.50%, 8/1/43, Pool #V80355	837,381
1,911,502	3.00%, 8/1/43, Pool #G07550	1,938,751
155,389	4.00%, 9/1/43, Pool #Q21579	167,851
759,626	4.50%, 12/1/43, Pool #Q23779	823,547
630,597	4.50%, 12/1/43, Pool #G60018	690,721
42,500	3.50%, 1/1/44, Pool #Q24368	44,606
34,600	3.50%, 4/1/44, Pool #Q25812	36,288
282,095	4.00%, 4/1/44, Pool #Q25643	303,752
90,538	3.50%, 5/1/44, Pool #Q26362	94,956
32,487	3.50%, 5/1/44, Pool #Q26452	34,070
23,462	3.50%, 5/1/44, Pool #Q25988	24,607
48,871	3.50%, 5/1/44, Pool #Q26218	51,377
45,380	3.50%, 6/1/44, Pool #Q26707	47,591
39,182	3.50%, 7/1/44, Pool #Q27319	41,187
319,356	4.50%, 7/1/44, Pool #Q27375	346,584
974,551	4.00%, 8/1/44, Pool #G07786	1,053,881
182,554	3.50%, 8/1/44, Pool #Q27843	191,462
987,069	4.50%, 9/1/44, Pool #G60198	1,070,229
183,757	3.50%, 9/1/44, Pool #Q28605	192,723
83,615	3.50%, 9/1/44, Pool #Q28604	87,902
207,113	4.50%, 10/1/44, Pool #Q29187	224,830
70,045	4.00%, 2/1/45, Pool #Q31338	75,190
28,610	4.00%, 2/1/45, Pool #Q31128	30,711
1,079,496	4.50%, 7/1/45, Pool #G60148	1,171,918
29,958	3.50%, 8/1/45, Pool #Q35905	31,268
11,941,930	3.50%, 8/1/45, Pool #G08659	12,438,854
1,564,352	3.50%, 9/1/45, Pool #G08667	1,629,447
45,000	3.50%, 9/1/45, Pool #Q36302	47,352
365,000	3.50%, 9/1/45, Pool #Q36305	380,966
722,000	4.00%, 10/1/45, Pool #G08672	769,974
1,325,000	3.00%, 10/15/45, TBA	1,338,592
5,953,000	4.00%, 11/15/45, TBA	6,324,897

		53,022,853

Federal National Mortgage Association (24.0%)
157,611	5.50%, 1/1/18, Pool #680928	162,464
129,464	4.00%, 7/1/19, Pool #AE0968	135,436
141,867	5.50%, 3/1/20, Pool #888557	147,672
306,544	4.00%, 7/1/24, Pool #AL1938	326,278
482,037	5.50%, 5/1/25, Pool #AE0378	503,891
357,088	5.50%, 7/1/25, Pool #AE0096	398,480
89,537	5.50%, 9/1/25, Pool #AL4903	93,482
3,005,070	3.50%, 12/1/25, Pool #AH1359	3,200,363
409,717	4.00%, 9/1/26, Pool #AL2683	436,209
4,078,509	4.00%, 5/1/27, Pool #AL5956	4,330,449
3,400,000	2.50%, 11/25/27, TBA	3,460,615
2,690,662	3.50%, 9/1/28, Pool #AL4245	2,865,204
845,409	3.50%, 10/1/28, Pool #AV0198	894,531
1,056,253	3.50%, 11/1/28, Pool #AV1360	1,124,494
748,222	3.50%, 2/1/29, Pool #AL4922	796,643
855,426	3.00%, 4/1/29, Pool #AW0937	894,223
621,246	3.00%, 5/1/29, Pool #AW2544	649,779
1,142,625	3.00%, 6/1/29, Pool #AS2676	1,194,547
2,544,058	3.50%, 8/1/29, Pool #AL5884	2,708,931
197,066	3.00%, 9/1/29, Pool #AS3355	206,132
801,948	3.00%, 9/1/29, Pool #AS3220	838,364
830,470	3.50%, 9/1/29, Pool #AL5806	884,263
569,407	3.50%, 9/1/29, Pool #AX0105	602,535
94,923	3.50%, 10/1/29, Pool #AX2741	101,076
3,608,780	3.50%, 12/1/29, Pool #AL6161	3,849,038
1,464,315	3.00%, 1/1/30, Pool #AL6144	1,530,854
2,605,000	4.24%, 1/15/30(c)	1,613,808
295,797	3.00%, 3/1/30, Pool #AL6583	309,433
248,053	3.00%, 4/1/30, Pool #AL6584	259,333

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 204,683	2.50%, 4/1/30, Pool #AY3416	$209,043
145,938	3.00%, 5/1/30, Pool #AL6761	152,662
98,872	2.50%, 5/1/30, Pool #AY0828	101,007
3,901,000	4.20%, 5/15/30(c)	2,402,657
138,832	2.50%, 6/1/30, Pool #AS5147	141,835
211,940	2.50%, 6/1/30, Pool #AS5093	216,522
89,815	2.50%, 7/1/30, Pool #AZ2170	91,728
197,365	3.00%, 7/1/30, Pool #AL7139	206,362
201,381	3.00%, 7/1/30, Pool #AX9701	210,577
65,761	3.00%, 7/1/30, Pool #AX9700	68,802
321,695	2.50%, 7/1/30, Pool #AS5407	328,644
40,340	3.00%, 7/1/30, Pool #AZ2297	42,125
198,683	2.50%, 8/1/30, Pool #AS5614	202,930
273,423	3.00%, 8/1/30, Pool #AS5622	285,964
271,560	3.00%, 8/1/30, Pool #AS5623	283,677
385,175	2.50%, 8/1/30, Pool #AS5616	393,288
158,585	2.50%, 8/1/30, Pool #AS5618	162,024
145,848	2.50%, 8/1/30, Pool #AS5548	148,942
145,768	2.50%, 8/1/30, Pool #AS5551	148,929
25,077	3.00%, 8/1/30, Pool #AZ8597	26,243
51,947	3.50%, 8/1/30, Pool #AS5707	55,228
211,370	3.50%, 8/1/30, Pool #AS5708	225,637
51,971	3.00%, 8/1/30, Pool #AX3298	54,386
56,606	3.00%, 8/1/30, Pool #AZ7833	59,237
326,556	3.00%, 8/1/30, Pool #AL7227	341,218
360,706	3.00%, 8/1/30, Pool #AL7225	376,971
255,039	3.00%, 9/1/30, Pool #AS5728	266,895
210,820	2.50%, 9/1/30, Pool #AS5872	215,326
176,336	2.50%, 9/1/30, Pool #AS5786	180,078
185,206	3.00%, 9/1/30, Pool #AS5714	193,701
113,932	3.00%, 9/1/30, Pool #AZ5719	119,229
1,700,000	2.00%, 10/25/30, TBA	1,689,309
12,601,000	2.50%, 10/25/30, TBA	12,846,324
1,100,000	5.00%, 10/25/30, TBA	1,142,539
100,000	4.50%, 10/25/30, TBA	103,617
700,000	3.00%, 11/25/30, TBA	727,754
310,080	5.50%, 1/1/33, Pool #676661	349,024
207,620	5.50%, 5/1/33, Pool #555424	233,553
402,915	5.00%, 7/1/33, Pool #709212	444,020
142,301	5.00%, 7/1/34, Pool #725589	157,480
487,084	5.50%, 2/1/35, Pool #735989	548,408
41,712	6.00%, 4/1/35, Pool #735504	47,548
1,151,176	5.50%, 9/1/36, Pool #995113	1,296,491
86,133	5.50%, 2/1/38, Pool #961545	96,208
40,083	6.00%, 3/1/38, Pool #889529	45,568
216,475	5.50%, 5/1/38, Pool #889441	241,591
126,601	6.00%, 5/1/38, Pool #889466	143,928
299,992	5.50%, 5/1/38, Pool #889692	335,189
206,575	5.50%, 6/1/38, Pool #995018	231,335
56,687	5.50%, 9/1/38, Pool #889995	63,316
140,757	6.00%, 10/1/38, Pool #889983	159,000
251,911	4.50%, 4/1/39, Pool #930922	275,365
259,583	4.50%, 5/1/39, Pool #AL1472	284,692
145,973	5.50%, 10/1/39, Pool #AD0362	164,494
145,997	5.50%, 12/1/39, Pool #AD0571	164,368
915,536	6.00%, 4/1/40, Pool #AL4141	1,034,160
89,062	4.50%, 4/1/40, Pool #AD4038	97,947
176,876	6.50%, 5/1/40, Pool #AL1704	202,059
457,943	4.50%, 7/1/40, Pool #AD7127	497,819
206,601	4.50%, 7/1/40, Pool #AB1226	224,196
101,071	6.00%, 9/1/40, Pool #AE0823	113,990
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	2,887,065
142,075	2.87%, 2/1/41, Pool #AH6958(b)	149,298

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 205,635	6.00%, 6/1/41, Pool #AL4142	$232,715
943,740	4.00%, 6/1/41, Pool #AZ7903	1,008,877
257,681	3.27%, 7/1/41, Pool #AL0533(b)	274,084
109,722	4.50%, 7/1/41, Pool #AB3314	119,222
91,432	4.50%, 9/1/41, Pool #AI8961	101,035
101,107	4.00%, 10/1/41, Pool #AC9312	107,920
86,057	3.50%, 1/1/42, Pool #AK2073	90,318
332,224	4.00%, 2/1/42, Pool #AB4530	355,217
156,284	4.00%, 5/1/42, Pool #AT6144	169,605
70,557	3.50%, 6/1/42, Pool #AO3107	74,098
73,829	3.50%, 6/1/42, Pool #AL2168	77,583
81,176	2.26%, 7/1/42, Pool #AO6482(b)	83,882
304,756	2.01%, 7/1/42, Pool #AP0006(b)	314,433
94,010	4.00%, 9/1/42, Pool #AX3706	100,511
733,429	4.50%, 9/1/42, Pool #AL2482	796,761
91,372	3.50%, 10/1/42, Pool #AQ0393	96,401
5,300,000	5.00%, 10/25/42, TBA	5,839,627
2,300,000	6.00%, 11/25/42, TBA	2,593,665
358,675	3.00%, 12/1/42, Pool #AB7271	364,811
303,564	3.00%, 12/1/42, Pool #AB7425	308,761
875,882	3.00%, 1/1/43, Pool #AB7497	890,530
609,931	3.00%, 1/1/43, Pool #AB7755	620,239
898,174	3.00%, 1/1/43, Pool #AB7458	913,367
962,516	3.00%, 1/1/43, Pool #AB7567	978,711
337,553	3.00%, 2/1/43, Pool #AB8558	343,332
337,580	3.00%, 2/1/43, Pool #AB7762	343,353
434,140	3.50%, 2/1/43, Pool #AL2935	456,324
237,185	3.00%, 3/1/43, Pool #AR9218	241,134
139,218	3.00%, 3/1/43, Pool #AR7568	141,496
159,517	3.00%, 3/1/43, Pool #AR7576	162,113
656,762	3.00%, 3/1/43, Pool #AR9194	667,965
216,493	3.00%, 3/1/43, Pool #AB8830	220,103
81,929	3.00%, 3/1/43, Pool #AB8712	83,303
616,695	3.00%, 3/1/43, Pool #AB8701	627,005
261,211	3.00%, 4/1/43, Pool #AR8630	265,524
175,434	3.00%, 4/1/43, Pool #AT2043	178,340
106,707	3.00%, 4/1/43, Pool #AT2037	108,476
310,602	3.00%, 4/1/43, Pool #AT2040	315,746
81,447	3.00%, 4/1/43, Pool #AB9033	82,803
166,798	3.00%, 4/1/43, Pool #AB8924	169,559
174,163	3.00%, 4/1/43, Pool #AB8923	177,026
577,075	3.00%, 4/1/43, Pool #AB9016	586,723
252,530	3.00%, 5/1/43, Pool #AT6654	256,855
660,744	3.00%, 5/1/43, Pool #AT2719	672,018
251,586	3.00%, 5/1/43, Pool #AL3759	255,875
300,770	3.00%, 5/1/43, Pool #AB9462	306,196
426,142	3.00%, 5/1/43, Pool #AB9173	433,423
353,580	3.00%, 6/1/43, Pool #AB9662	359,936
23,260	3.00%, 6/1/43, Pool #AB9564	23,679
119,278	3.00%, 6/1/43, Pool #AT7676	121,322
304,283	3.50%, 7/1/43, Pool #AT4327	321,270
314,352	3.50%, 7/1/43, Pool #AT8464	330,877
752,615	3.50%, 7/1/43, Pool #AL4010	790,290
918,824	3.50%, 7/1/43, Pool #AT7940	970,115
856,482	3.50%, 8/1/43, Pool #AS0209	899,763
22,126	3.50%, 8/1/43, Pool #AT7333	23,296
21,895	3.50%, 8/1/43, Pool #AU3032	23,052
177,406	3.50%, 8/1/43, Pool #AU0613	186,387
86,584	3.50%, 8/1/43, Pool #AU3270	90,964
88,131	3.50%, 8/1/43, Pool #AU3267	93,039
176,969	3.50%, 8/1/43, Pool #AU0570	185,928
32,767	3.50%, 9/1/43, Pool #AT7267	34,214
36,575	3.50%, 10/1/43, Pool #AU7247	38,617
1,200,000	2.50%, 11/25/43, TBA	1,173,563

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$869,029	3.50%, 12/1/43, Pool #AL4682	$917,519
101,496	3.50%, 1/1/44, Pool #AS1453	107,146
161,954	3.50%, 1/1/44, Pool #AS1539	170,514
2,078,052	2.92%, 1/1/44, Pool #AV7743(b)	2,163,116
162,644	3.50%, 1/1/44, Pool #AS1703	171,238
194,114	4.00%, 3/1/44, Pool #AV6577	209,315
340,515	4.00%, 5/1/44, Pool #AW1007	366,654
215,773	4.00%, 5/1/44, Pool #AS2488	232,336
46,778	3.50%, 6/1/44, Pool #AW6405	49,180
21,123	3.50%, 6/1/44, Pool #AS2591	22,210
33,129	3.50%, 6/1/44, Pool #AV8080	34,829
49,433	3.50%, 7/1/44, Pool #AW9544	51,971
47,285	4.00%, 7/1/44, Pool #AW7055	50,740
21,485	3.50%, 8/1/44, Pool #AW9207	22,644
338,919	3.50%, 8/1/44, Pool #AS3031	356,345
22,899	3.50%, 8/1/44, Pool #AW4287	24,077
2,779,893	4.00%, 8/1/44, Pool #AL5601	3,018,151
212,969	3.50%, 8/1/44, Pool #AS3034	224,444
100,747	3.50%, 9/1/44, Pool #AX0830	106,181
45,456	3.50%, 9/1/44, Pool #AW8188	47,908
46,302	3.50%, 9/1/44, Pool #AW8191	48,684
28,572	4.00%, 12/1/44, Pool #AX6255	31,021
28,853	4.00%, 12/1/44, Pool #AY0299	31,326
297,205	4.00%, 12/1/44, Pool #AX9372	321,810
95,916	4.00%, 1/1/45, Pool #AX8713	103,857
283,764	4.00%, 1/1/45, Pool #AY0367	307,256
38,854	4.00%, 2/1/45, Pool #AY1866	42,185
195,090	4.00%, 2/1/45, Pool #AY2693	209,646
281,534	3.50%, 3/1/45, Pool #AS4570	294,582
1,063,938	3.50%, 3/1/45, Pool #AS4552	1,113,246
1,072,009	3.50%, 4/1/45, Pool #AS4696	1,121,691
50,395	4.00%, 5/1/45, Pool #AY8218	54,077
98,969	4.00%, 5/1/45, Pool #AY9770	107,453
635,415	3.50%, 6/1/45, Pool #AS5176	665,011
1,100,205	3.50%, 7/1/45, Pool #AS5312	1,151,451
1,100,553	3.50%, 7/1/45, Pool #AS5365	1,151,815
3,764,080	3.50%, 9/1/45, Pool #MA2387	3,930,371
2,960,558	3.50%, 9/1/45, Pool #AS5769	3,091,351
1,854,400	3.50%, 9/1/45, Pool #AS5824	1,938,336
1,127,000	3.50%, 9/1/45, Pool #AZ7953	1,176,789
11,234,101	3.50%, 9/1/45, Pool #AS5722	11,730,385
50,000	4.00%, 10/1/45, Pool #AZ1097	53,453
864,257	4.00%, 10/1/45, Pool #AZ8885	923,943
1,100,000	4.00%, 10/1/45, Pool #AZ9211	1,175,098
9,342,000	4.00%, 11/25/45, TBA	9,946,678
1,946,000	3.00%, 11/25/45, TBA	1,968,045
9,300,000	4.50%, 11/25/45, TBA	10,072,625

		159,810,129

Government National Mortgage Association (6.8%)
45,211	4.50%, 9/15/33, Pool #615516	49,412
164,986	5.00%, 12/15/33, Pool #783571	184,052
47,322	6.50%, 8/20/38, Pool #4223	54,419
56,587	6.50%, 10/15/38, Pool #673213	64,885
27,277	6.50%, 11/20/38, Pool #4292	32,039
53,343	6.50%, 12/15/38, Pool #782510	61,165
518,607	5.00%, 1/15/39, Pool #782557	580,391
359,427	5.00%, 4/15/39, Pool #782619	398,934
35,425	5.00%, 6/15/39, Pool #782696	39,405
278,377	5.00%, 10/20/39, Pool #4559	309,360
29,873	4.50%, 12/20/39, Pool # G24598	32,478
79,046	4.50%, 1/15/40, Pool #728627	85,989
36,549	4.50%, 1/20/40, Pool #4617	39,736
29,267	4.50%, 2/20/40, Pool #G24636	31,819
204,065	5.00%, 5/15/40, Pool #782958	226,160

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$2,113	4.50%, 5/20/40, Pool #G24696	$2,298
220,759	4.50%, 7/15/40, Pool #745793	239,340
72,704	4.50%, 8/20/40, Pool #4771	79,045
41,214	4.00%, 9/20/40, Pool #G24800	44,290
377,736	4.50%, 10/15/40, Pool #783609	410,638
77,149	4.00%, 10/20/40, Pool #G24833	82,906
1,078,532	4.00%, 12/20/40, Pool #G24882	1,159,025
457,507	4.00%, 1/15/41, Pool #759138	489,019
811,460	4.00%, 1/20/41, Pool #004922	872,020
117,670	4.50%, 2/15/41, Pool #738019	127,658
13,913	4.00%, 2/20/41, Pool #4945	14,949
359,785	4.00%, 3/15/41, Pool #762838	384,558
20,337	5.00%, 4/20/41, Pool #5018	22,613
343,277	4.50%, 6/20/41, Pool #783590	373,218
44,389	5.00%, 6/20/41, Pool #5083	49,357
775,230	4.50%, 7/20/41, Pool #5115	842,844
22,976	5.00%, 7/20/41, Pool #5116	25,585
230,024	4.50%, 7/20/41, Pool #783584	250,086
252,160	4.50%, 11/15/41, Pool #783610	274,310
100,000	4.50%, 11/20/41, Pool #5234	108,938
161,070	3.50%, 10/20/42, Pool #MA0462	169,293
160,834	3.50%, 1/20/43, Pool #MA0699	169,045
73,982	4.00%, 7/20/43, Pool #MA1158	79,096
500,000	5.00%, 10/15/43, TBA	549,453
5,573,170	4.00%, 2/20/44, Pool #MA1678	5,953,249
23,556	4.00%, 8/20/44, Pool #AI4166	25,546
75,346	4.00%, 8/20/44, Pool #AI4167	81,326
28,113	4.00%, 8/20/44, Pool #AJ4687	30,342
54,553	4.00%, 8/20/44, Pool #AJ2723	58,850
200,000	4.00%, 11/20/44, TBA	212,816
6,054,429	3.00%, 7/20/45, Pool #MA2960	6,187,344
2,792,000	3.00%, 8/20/45, Pool #MA3104	2,853,294
12,466,448	3.50%, 8/20/45, Pool #MA3034	13,084,136
2,100,000	3.50%, 10/15/45, TBA	2,197,486
1,969,000	4.00%, 10/15/45, TBA	2,098,775
1,100,000	3.00%, 10/15/45, TBA	1,122,576
400,000	4.50%, 10/15/45, TBA	433,438
630,000	4.50%, 10/20/45, TBA	676,758
1,338,000	3.50%, 11/20/45, TBA	1,401,921

		45,427,685

Total U.S. Government Agency Mortgages (Cost $258,071,384)		260,372,967

U.S. Treasury Obligations (16.1%):
U.S. Treasury Bonds (3.6%)
3,535,000	3.00%, 11/15/44	3,609,843
15,000	2.50%, 2/15/45	13,809
20,570,000	2.88%, 8/15/45^	20,559,818

		24,183,470

U.S. Treasury Inflation Index Notes (2.7%)
845,000	0.13%, 4/15/20	855,589
8,550,000	0.25%, 1/15/25^	8,257,260
8,945,000	0.38%, 7/15/25	8,768,846

		17,881,695

U.S. Treasury Notes (9.8%)
10,000	0.63%, 8/31/17	10,000
4,170,000	0.63%, 11/30/17^	4,162,398
5,910,000	1.00%, 9/15/18	5,923,546
6,385,000	1.50%, 12/31/18	6,483,604
6,895,000	1.63%, 6/30/20(d)	6,981,994
2,815,000	1.38%, 8/31/20	2,818,299
21,145,000	1.38%, 9/30/20	21,145,001
5,965,000	2.00%, 11/30/20	6,126,705

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
U.S. Treasury Obligations
$11,415,000	2.00%, 8/15/25	$11,354,660

		65,006,207

Total U.S. Treasury Obligations (Cost $106,743,045)		107,071,372

Securities Held as Collateral for Securities on Loan (6.6%):
44,222,477	Allianz Variable Insurance Products Securities Lending Collateral Trust (e)	44,222,477

Total Securities Held as Collateral for Securities on Loan (Cost $44,222,477)		44,222,477

Shares		Fair Value
Unaffiliated Investment Company (4.6%):
30,595,957	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	30,595,957

Total Unaffiliated Investment Company (Cost $30,595,957)		30,595,957

Total Investment Securities (Cost $787,818,424)(f) - 118.3%		787,418,171
Net other assets (liabilities) - (18.3)%		(121,584,799)

Net Assets - 100.0%		$665,833,372

Percentages indicated are based on net assets as of September 30, 2015.

GO	-	General Obligation
MTN	-	Medium Term Note
REMIC	-	Real Estate Mortgage Investment Conduit
Re-REMIC	-	Restructured Real Estate Mortgage Investment Conduit
TBA	-	To Be Announced security

^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $42,985,660.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at September 30, 2015. The date presented represents the final maturity date.
(c)	The rate represents the effective yield at September 30, 2015.
(d)	All or a portion of the security has been pledged as collateral for open futures contracts.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(f)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Securities Sold Short (-10.7%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal Home Loan Mortgage Corporation (TBA)	4.50%	10/15/45	$(77,000)	$(83,304)	$(83,328)	$(24)
Federal Home Loan Mortgage Corporation (TBA)	3.50%	10/15/44	(2,519,000)	(2,605,451)	(2,620,941)	(15,490)
Federal Home Loan Mortgage Corporation (TBA)	2.50%	10/15/30	(1,788,000)	(1,813,392)	(1,822,714)	(9,322)
Federal Home Loan Mortgage Corporation (TBA)	3.00%	10/15/30	(2,431,000)	(2,517,604)	(2,528,999)	(11,395)
Federal Home Loan Mortgage Corporation (TBA)	5.00%	11/15/45	(2,000,000)	(2,184,687)	(2,190,156)	(5,469)
Federal Home Loan Mortgage Corporation (TBA)	5.00%	10/15/44	(900,000)	(988,734)	(985,922)	2,812
Federal National Mortgage Association (TBA)	3.00%	10/25/30	(1,829,000)	(1,901,874)	(1,904,589)	(2,715)
Federal National Mortgage Association (TBA)	3.50%	10/25/44	(30,927,500)	(32,041,482)	(32,262,213)	(220,731)
Federal National Mortgage Association (TBA)	3.50%	10/25/30	(14,963,000)	(15,754,637)	(15,804,670)	(50,033)
Federal National Mortgage Association (TBA)	5.50%	11/25/44	(1,900,000)	(2,121,073)	(2,120,794)	279
Federal National Mortgage Association (TBA)	4.00%	10/25/30	(2,100,000)	(2,197,781)	(2,197,781)	—
Government National Mortgage Association (TBA)	4.00%	10/20/44	(4,108,000)	(4,351,681)	(4,376,706)	(25,025)
Government National Mortgage Association (TBA)	3.00%	10/20/45	(2,477,000)	(2,511,059)	(2,527,653)	(16,594)

				$(71,072,759)	$(71,426,466)	$(353,707)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/21/15	(17)	$(2,674,844)	$9,705
U.S. Treasury 5-Year Note December Futures	Short	12/31/15	(52)	(6,266,813)	(33,107)
Ultra Long Term U.S. Treasury Bond December Futures	Long	12/21/15	29	4,651,781	24,942
U.S. Treasury 2-Year Note December Futures	Long	12/31/15	70	15,332,188	997
U.S. Treasury 10-Year Note December Futures	Long	12/21/15	96	12,358,500	152,187

Total					$154,724

See accompanying notes to the schedules of portfolio investments.

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (95.8%):
Aerospace & Defense (2.0%):
53,400	Curtiss-Wright Corp. ^	$3,333,228
67,450	Hexcel Corp. ^	3,025,807

		6,359,035

Auto Components (1.1%):
76,850	Tenneco, Inc. *^	3,440,575

Banks (15.6%):
4,885	Capital Bank Financial Corp. *^	147,674
191,078	Flushing Financial Corp. ^	3,825,382
281,500	Great Western Bancorp, Inc.	7,141,654
281,775	Hilltop Holdings, Inc. *	5,581,962
416,648	Investors Bancorp, Inc. ^	5,141,436
88,175	Opus Bank ^	3,371,812
204,875	Popular, Inc.	6,193,371
210,753	Synovus Financial Corp. ^	6,238,288
188,300	Talmer Bancorp, Inc., Class A	3,135,195
312,250	TCF Financial Corp. ^	4,733,710
215,475	Umpqua Holdings Corp. ^	3,512,243

		49,022,727

Commercial Services & Supplies (2.6%):
44,475	Mobile Mini, Inc. ^	1,369,385
242,150	R.R. Donnelley & Sons Co. ^	3,525,704
32,050	UniFirst Corp.	3,423,261

		8,318,350

Communications Equipment (1.8%):
146,500	Ciena Corp. *^	3,035,480
42,925	ViaSat, Inc. *^	2,759,648

		5,795,128

Construction & Engineering (0.8%):
161,775	KBR, Inc.	2,695,172

Construction Materials (0.6%):
98,725	Summit Materials, Inc., Class A *	1,853,068

Containers & Packaging (0.8%):
87,400	Berry Plastics Group, Inc. *	2,628,118

Electric Utilities (3.5%):
89,850	Pinnacle West Capital Corp.	5,762,979
145,625	Portland General Electric Co. ^	5,383,756

		11,146,735

Electrical Equipment (0.5%):
137,550	General Cable Corp. ^	1,636,845

Energy Equipment & Services (0.9%):
647,750	McDermott International, Inc. *^	2,785,325

Food & Staples Retailing (1.2%):
264,800	Supervalu, Inc. *	1,901,264
38,225	United Natural Foods, Inc. *^	1,854,295

		3,755,559

Food Products (1.1%):
46,700	TreeHouse Foods, Inc. *^	3,632,793

Gas Utilities (2.0%):
109,700	Atmos Energy Corp. ^	6,382,346

Health Care Equipment & Supplies (2.8%):
59,075	Alere, Inc. *^	2,844,461
60,800	Hill-Rom Holdings, Inc. ^	3,160,992
138,250	Wright Medical Group, Inc. *^	2,906,015

		8,911,468

Health Care Providers & Services (2.8%):
109,375	Capital Senior Living Corp. *^	2,192,969
31,450	Magellan Health Services, Inc. *^	1,743,274
72,350	Owens & Minor, Inc. ^	2,310,859
32,375	WellCare Health Plans, Inc. *^	2,790,077

		9,037,179

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (1.2%):
230,925	Belmond, Ltd., Class A *	$2,334,652
74,775	Diamond Resorts International, Inc. *^	1,748,987

		4,083,639

Household Durables (1.5%):
75,350	La-Z-Boy, Inc. ^	2,001,296
205,650	TRI Pointe Homes, Inc. *^	2,691,959

		4,693,255

Household Products (1.4%):
59,525	Energizer Holdings, Inc. ^	2,304,213
24,775	Spectrum Brands Holdings, Inc. ^	2,267,160

		4,571,373

Insurance (8.3%):
123,775	American Equity Investment Life Holding Co. ^	2,885,195
73,579	Argo Group International Holdings, Ltd. ^	4,163,835
324,675	CNO Financial Group, Inc. ^	6,107,136
149,775	Fidelity & Guaranty Life	3,675,479
94,850	First American Financial Corp. ^	3,705,790
37,475	Hanover Insurance Group, Inc. (The)	2,911,808
193,750	Maiden Holdings, Ltd. ^	2,689,250

		26,138,493

Internet Software & Services (1.5%):
92,250	Marketo, Inc. *^	2,621,745
100,850	Pandora Media, Inc. *^	2,152,139

		4,773,884

IT Services (1.0%):
91,900	Evertec, Inc.	1,660,633
122,350	Unisys Corp. *^	1,455,965

		3,116,598

Machinery (2.5%):
92,500	Barnes Group, Inc. ^	3,334,625
248,875	Mueller Water Products, Inc., Class A ^	1,906,383
66,200	Woodward, Inc. ^	2,694,340

		7,935,348

Media (3.4%):
60,425	Carmike Cinemas, Inc. *^	1,213,938
99,000	Eros International Plc *	2,691,810
71,675	Lions Gate Entertainment Corp.	2,637,640
107,800	Sinclair Broadcast Group, Inc., Class A ^	2,729,496
50,025	Starz—Liberty Capital *^	1,867,934

		11,140,818

Multiline Retail (1.4%):
94,125	Big Lots, Inc. ^	4,510,470

Multi-Utilities (1.0%):
123,350	TECO Energy, Inc.	3,239,171

Oil, Gas & Consumable Fuels (3.9%):
124,225	Newfield Exploration Co. *^	4,087,002
121,050	PBF Energy, Inc., Class A ^	3,417,242
60,800	PDC Energy, Inc. *^	3,223,008
58,375	Teekay Shipping Corp.	1,730,235

		12,457,487

Pharmaceuticals (0.7%):
61,375	Medicines Co. (The) *^	2,329,795

Professional Services (1.8%):
23,775	Dun & Bradstreet Corp. ^	2,496,375

Continued

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
81,425	FTI Consulting, Inc. *^	$3,379,952

		5,876,327

Real Estate Investment Trusts (REITs) (11.7%):
218,650	Colony Financial, Inc. ^	4,276,793
86,975	EPR Properties ^	4,485,300
78,050	First Industrial Realty Trust, Inc.	1,635,148
240,575	First Potomac Realty Trust ^	2,646,325
66,400	Healthcare Realty Trust, Inc.	1,650,040
103,600	LaSalle Hotel Properties ^	2,941,204
438,325	Lexington Realty Trust ^	3,550,433
212,387	New Residential Investment Corp.	2,782,270
186,487	NorthStar Realty Finance Corp.	2,303,114
77,950	STAG Industrial, Inc. ^	1,419,470
146,925	Starwood Property Trust, Inc. ^	3,014,901
112,735	Starwood Waypoint Residential Trust ^	2,686,475
59,225	Sun Communities, Inc. ^	4,013,086

		37,404,559

Semiconductors & Semiconductor Equipment (3.3%):
241,825	Atmel Corp. ^	1,951,528
266,200	Brooks Automation, Inc. ^	3,117,202
184,500	Fairchild Semiconductor International, Inc. *^	2,590,380
44,900	MKS Instruments, Inc. ^	1,505,497
66,600	Veeco Instruments, Inc. *^	1,365,966

		10,530,573

Software (0.5%):
34,100	Verint Systems, Inc. *^	1,471,415

Specialty Retail (1.8%):
246,275	Ascena Retail Group, Inc. *	3,425,685
52,575	Men’s Wearhouse, Inc. (The) ^	2,235,489

		5,661,174

Technology Hardware, Storage & Peripherals (0.2%):
987,141	Quantum Corp. *	688,333

Textiles, Apparel & Luxury Goods (0.8%):
46,225	Deckers Outdoor Corp. *^	2,683,824

Thrifts & Mortgage Finance (4.8%):
221,375	Provident Financial Services, Inc. ^	4,316,813
361,850	Radian Group, Inc. ^	5,757,033
181,200	WSFS Financial Corp. ^	5,220,372

		15,294,218

Tobacco (1.0%):
135,121	Vector Group, Ltd. ^	3,055,094

Trading Companies & Distributors (0.5%):
34,400	WESCO International, Inc. *^	1,598,568

Water Utilities (1.5%):
177,300	Aqua America, Inc.	4,693,131

Total Common Stocks (Cost $294,170,243)		305,347,970

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (28.7%):
$91,251,919	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$91,251,919

Total Securities Held as Collateral for Securities on Loan (Cost $91,251,919)		91,251,919

Unaffiliated Investment Company (3.1%):
9,746,636	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	9,746,636

Total Unaffiliated Investment Company (Cost $9,746,636)		9,746,636

Total Investment Securities (Cost $395,168,798)(c)—127.6%		406,346,525
Net other assets (liabilities)—(27.6)%		(87,950,223)

Net Assets—100.0%		$318,396,302

Percentages indicated are based on net assets as of September 30, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $90,197,216.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(b)	The rate represents the effective yield at September 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (60.3%):
Aerospace & Defense (1.3%):
200,170	BAE Systems plc	$1,358,769
19,530	BE Aerospace, Inc.	857,367
6,360	Boeing Co. (The)	832,842
15,858	Huntington Ingalls Industries, Inc.	1,699,185
9,765	KLX, Inc. *	349,001
7,200	Lockheed Martin Corp.	1,492,632
13,870	Raytheon Co.	1,515,436
14,500	United Technologies Corp.	1,290,355

		9,395,587

Air Freight & Logistics (0.1%):
230	CEVA Group plc *	137,790
7,860	United Parcel Service, Inc., Class B ^	775,703

		913,493

Airlines (0.5%):
205,190	Deutsche Lufthansa AG, Registered Shares *^	2,848,018

Auto Components (0.2%):
19,341	Compagnie Generale des Establissements Michelin SCA, Class B	1,764,755

Automobiles (1.5%):
87,000	Ford Motor Co.	1,180,590
137,382	General Motors Co.	4,124,208
25,341	Hero MotoCorp, Ltd.	926,176
20,219	Hyundai Motor Co.	2,812,675
276,700	Nissan Motor Co., Ltd.	2,549,132

		11,592,781

Banks (6.9%):
85,800	Bangkok Bank Public Co., Ltd.	379,147
492,980	Barclays plc	1,822,264
39,100	BNP Paribas SA	2,302,239
50,022	CIT Group, Inc.	2,002,381
124,720	Citigroup, Inc.	6,187,359
76,343	Citizens Financial Group, Inc.	1,821,544
9,886	Columbia Banking System, Inc.	308,542
159,870	Credit Agricole SA	1,834,195
115,800	DBS Group Holdings, Ltd.	1,323,352
1,251	FCB Financial Holdings, Inc., Class A *^	40,808
260,152	HSBC Holdings plc	1,945,349
194,972	ING Groep NV	2,767,530
106,460	JPMorgan Chase & Co.	6,490,867
62,691	KB Financial Group, Inc.	1,861,263
49,252	PNC Financial Services Group, Inc. ^	4,393,278
9,100	Royal Bank of Canada	503,252
74,960	Standard Chartered plc	728,630
97,963	SunTrust Banks, Inc. ^	3,746,105
8,000	Toronto-Dominion Bank (The)	315,371
22,000	U.S. Bancorp	902,220
380,159	UniCredit SpA	2,369,056
66,301	Wells Fargo & Co.	3,404,556

		47,449,308

Beverages (0.9%):
25,000	Coca-Cola Co. (The)	1,003,000
12,060	Molson Coors Brewing Co., Class B	1,001,221
47,014	PepsiCo, Inc.	4,433,420

		6,437,641

Biotechnology (0.6%):
24,280	Amgen, Inc.	3,358,410

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
8,180	Gilead Sciences, Inc.	$803,194

		4,161,604

Capital Markets (0.5%):
101,907	Credit Suisse Group AG	2,452,402
51,680	Morgan Stanley	1,627,920

		4,080,322

Chemicals (1.3%):
15,370	Agrium, Inc. ^	1,375,615
25,368	AkzoNobel NV	1,649,052
12,500	BASF SE ^	953,725
66,470	Dow Chemical Co. (The)	2,818,328
35,000	E.I. du Pont de Nemours & Co. ^	1,687,000
28,000	Mosaic Co. (The)	871,080
5,000	Praxair, Inc.	509,300

		9,864,100

Commercial Services & Supplies (0.4%):
28,550	Republic Services, Inc., Class A	1,176,260
432,608	Serco Group plc *	668,077
16,210	Waste Management, Inc.	807,420

		2,651,757

Communications Equipment (1.5%):
240,929	Cisco Systems, Inc.	6,324,386
141,172	Nokia Oyj, ADR ^	957,146
176,604	Nokia OYJ	1,209,818
15,000	QUALCOMM, Inc.	805,950
145,920	Telefonaktiebolaget LM Ericsson, B Shares	1,437,827

		10,735,127

Construction & Engineering (0.2%):
32,800	FLSmidth & Co. A/S ^	1,090,735

Construction Materials (0.6%):
104,871	CRH plc	2,773,978
25,042	Holcim, Ltd., Registered Shares ^	1,316,047

		4,090,025

Consumer Finance (0.4%):
44,980	Ally Financial, Inc. *	916,692
22,600	Capital One Financial Corp.	1,638,952

		2,555,644

Containers & Packaging (0.3%):
36,959	WestRock Co.	1,901,171

Diversified Consumer Services (0.0%):
7,063	Cengage Learning Holdings II LP *	187,170

Diversified Telecommunication Services (2.0%):
105,241	AT&T, Inc.	3,428,752
14,000	BCE, Inc.	573,095
6,600	CenturyLink, Inc.	165,792
28,592	China Telecom Corp., Ltd., ADR ^	1,388,428
403,330	Koninklijke (Royal) KPN NV ^	1,511,699
572,220	Singapore Telecommunications, Ltd.	1,451,908
227,929	Telefonica SA	2,762,345
84,310	Telstra Corp., Ltd.	332,739
58,063	Verizon Communications, Inc.	2,526,321

		14,141,079

Electric Utilities (1.7%):
15,000	American Electric Power Co., Inc.	852,900
30,897	Duke Energy Corp.	2,222,730
85,050	Exelon Corp.	2,525,985
16,000	FirstEnergy Corp.	500,960

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
16,670	NextEra Energy, Inc.	$1,626,159
22,920	PPL Corp.	753,839
65,960	Southern Co. (The) ^	2,948,411
27,390	Xcel Energy, Inc.	969,880

		12,400,864

Electronic Equipment, Instruments & Components (0.1%):
49,730	Flextronics International, Ltd. *	524,154

Energy Equipment & Services (1.1%):
73,039	Baker Hughes, Inc. ^	3,800,949
56,833	Halliburton Co.	2,009,047
57,450	Noble Corp. plc ^	626,780
12,000	Schlumberger, Ltd.	827,640
15,040	Technip-Coflexip SA	710,524

		7,974,940

Food & Staples Retailing (1.8%):
38,726	CVS Health Corp.	3,736,284
60,106	Kroger Co. (The)	2,168,023
57,540	Metro AG ^	1,587,207
579,804	Tesco plc	1,610,839
49,823	Walgreens Boots Alliance, Inc.	4,140,292

		13,242,645

Health Care Equipment & Supplies (1.9%):
105,040	Getinge AB, B Shares	2,346,373
134,230	Medtronic plc	8,985,356
29,241	Stryker Corp.	2,751,578

		14,083,307

Health Care Providers & Services (0.1%):
6,936	CIGNA Corp.	936,499

Hotels, Restaurants & Leisure (0.0%):
2,800	Las Vegas Sands Corp. ^	106,316

Household Products (0.0%):
9,153	Energizer Holdings, Inc. ^	354,313

Independent Power and Renewable Electricity Producers (0.2%):
13,747	Dynegy, Inc. *	284,150
61,463	NRG Energy, Inc. ^	912,726

		1,196,876

Industrial Conglomerates (0.7%):
124,820	General Electric Co.	3,147,960
14,360	Siemens AG, Registered Shares	1,282,861
171,000	Toshiba Corp.	431,884

		4,862,705

Insurance (4.0%):
30,607	ACE, Ltd. ^	3,164,764
191,001	AEGON NV	1,099,836
5,223	Alleghany Corp. *	2,444,939
34,703	Allstate Corp. (The)	2,021,103
136,796	American International Group, Inc.	7,772,748
90,313	AXA SA	2,192,359
78,211	MetLife, Inc.	3,687,649
23,740	Swiss Re AG	2,041,303
980	White Mountains Insurance Group, Ltd.	732,354
78,290	XL Group plc	2,843,492

		28,000,547

Internet Software & Services (0.2%):
2,670	Google, Inc., Class A *	1,704,448

IT Services (0.3%):
220,535	Xerox Corp.	2,145,806

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (0.1%):
34,300	QIAGEN NV *^	$884,619

Machinery (0.5%):
26,948	Caterpillar, Inc. ^	1,761,322
123,064	CNH Industrial NV	803,263
3,788	Federal Signal Corp. ^	51,933
5,000	Illinois Tool Works, Inc.	411,550
41,856	Navistar International Corp. *^	532,408

		3,560,476

Marine (0.2%):
1,295	A.P. Moeller—Maersk A/S, Class B	1,998,283

Media (3.1%):
145,107	British Sky Broadcasting Group plc	2,295,802
47,115	CBS Corp., Class B	1,879,889
56,380	Comcast Corp., Class A ^	3,227,191
83,860	News Corp., Class A	1,058,313
126,624	Reed Elsevier plc	2,172,579
25,341	Time Warner Cable, Inc., Class A	4,545,416
19,939	Time Warner, Inc., Class A	1,370,806
5,216	Tribune Co. #*(a)(b)	—
66,690	Twenty-First Century Fox, Inc. ^	1,799,296
122,774	Twenty-First Century Fox, Inc., Class B ^	3,323,492

		21,672,784

Metals & Mining (1.2%):
65,240	BHP Billiton plc	995,794
83,495	Freeport-McMoRan Copper & Gold, Inc. ^	809,067
444,740	Glencore International plc	619,640
10,960	Goldcorp, Inc.	137,219
105,428	MMC Norilsk Nickel PJSC, ADR	1,515,000
9,482	POSCO	1,338,833
67,180	Rio Tinto plc, Registered Shares, ADR	2,272,027
53,005	ThyssenKrupp AG	928,081

		8,615,661

Multiline Retail (1.0%):
30,760	Macy’s, Inc.	1,578,603
163,380	Marks & Spencer Group plc	1,241,324
52,140	Target Corp. ^	4,101,333

		6,921,260

Multi-Utilities (0.9%):
20,000	Dominion Resources, Inc.	1,407,600
55,430	PG&E Corp.	2,926,704
22,060	Public Service Enterprise Group, Inc.	930,050
11,070	Sempra Energy	1,070,690

		6,335,044

Oil, Gas & Consumable Fuels (5.9%):
20,280	Anadarko Petroleum Corp.	1,224,709
60,164	Apache Corp.	2,356,022
146,448	BG Group plc	2,111,382
554,305	BP plc	2,809,116
50,765	BP plc, ADR	1,551,378
193,050	Chesapeake Energy Corp. ^	1,415,057
54,220	Chevron Corp. ^	4,276,874
62,679	CONSOL Energy, Inc. ^	614,254
7,500	Devon Energy Corp.	278,175
108,249	ENI SpA	1,703,085
25,800	Exxon Mobil Corp.	1,918,230
155,100	Galp Energia SGPS SA	1,529,971

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,899,100	Kunlun Energy Co., Ltd.	$1,364,191
133,706	Marathon Oil Corp. ^	2,059,072
22,280	Murphy Oil Corp. ^	539,176
13,000	Occidental Petroleum Corp.	859,950
202,726	Petroleo Brasileiro SA, ADR *^	746,032
90,209	Royal Dutch Shell plc, ADR	4,275,004
82,764	Royal Dutch Shell plc, A Shares	1,965,127
1,331	Royal Dutch Shell plc, A Shares	31,382
54,908	Royal Dutch Shell plc, B Shares	1,302,178
22,490	Spectra Energy Corp.	590,812
5,000	Suncor Energy, Inc.	133,741
23,740	Total SA, ADR ^	1,061,415
54,930	Total SA ^	2,476,316
40,333	Whiting Petroleum Corp. *^	615,885
20,000	Williams Cos., Inc. (The)	737,000

		40,545,534

Paper & Forest Products (0.3%):
58,048	International Paper Co.	2,193,634

Personal Products (0.1%):
60,193	Avon Products, Inc.	195,627
9,153	Edgewell Personal Care Co. ^	746,885

		942,512

Pharmaceuticals (6.3%):
5,957	Allergan plc *	1,619,172
12,000	AstraZeneca plc	761,431
1,204	Bristol-Myers Squibb Co.	71,277
91,091	Eli Lilly & Co.	7,623,405
134,712	GlaxoSmithKline plc	2,581,954
20,000	Johnson & Johnson Co.	1,867,000
143,164	Merck & Co., Inc.	7,070,870
19,240	Merck KGaA	1,703,187
20,010	Novartis AG, ADR ^	1,839,319
148,750	Pfizer, Inc.	4,672,238
13,720	Roche Holding AG	3,628,054
17,980	Sanofi-Aventis SA	1,712,733
35,000	Sanofi-Aventis SA, ADR	1,661,450
130,404	Teva Pharmaceutical Industries, Ltd., ADR	7,362,610

		44,174,700

Real Estate Investment Trusts (REITs) (0.1%):
2,556	Alexander’s, Inc. ^	955,944

Real Estate Management & Development (0.0%):
2,292	Forestar Group, Inc. *^	30,140

Road & Rail (0.1%):
11,000	Union Pacific Corp.	972,510

Semiconductors & Semiconductor Equipment (0.5%):
21,020	Altera Corp.	1,052,682
2,700	Freescale Semiconductor Holdings I, Ltd. *	98,766
49,140	Intel Corp.	1,481,079
19,910	Texas Instruments, Inc.	985,943

		3,618,470

Software (2.8%):
75,838	CA, Inc. ^	2,070,377
295,098	Microsoft Corp.	13,061,038
14,870	Oracle Corp.	537,104
12,060	SAP AG	780,173
145,328	Symantec Corp.	2,829,536

		19,278,228

Specialty Retail (0.5%):
522,554	Kingfisher plc	2,841,051

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
158,720	Office Depot, Inc. *	$1,018,982

		3,860,033

Technology Hardware, Storage & Peripherals (2.4%):
34,159	Apple, Inc.	3,767,739
83,990	EMC Corp. ^	2,029,198
146,240	Hewlett-Packard Co.	3,745,206
166,600	Konica Minolta Holdings, Inc.	1,758,878
7,387	Samsung Electronics Co., Ltd.	7,105,253

		18,406,274

Textiles, Apparel & Luxury Goods (0.2%):
35,410	Michael Kors Holdings, Ltd. *	1,495,718

Tobacco (1.7%):
44,997	Altria Group, Inc.	2,447,837
64,147	British American Tobacco plc	3,544,589
48,728	Imperial Tobacco Group plc	2,521,645
13,457	Philip Morris International, Inc.	1,067,544
48,120	Reynolds American, Inc.	2,130,272

		11,711,887

Wireless Telecommunication Services (1.1%):
49,000	China Mobile, Ltd.	584,839
39,500	SoftBank Group Corp.	1,817,638
172,550	Turkcell Iletisim Hizmetleri AS, ADR	1,497,734
1,227,719	Vodafone Group plc	3,881,438

		7,781,649

Total Common Stocks (Cost $421,808,911)		429,349,097

Preferred Stocks (0.8%):
Automobiles (0.1%):
5,955	Volkswagen AG	651,170

Banks (0.2%):
85,000	Citigroup, Inc., 1.76%	1,160,250

Capital Markets (0.1%):
32,000	Goldman Sachs Group, Inc., 1.00%(c)	795,136
10,000	Morgan Stanley, Series I, 6.38%	254,400

		1,049,536

Electric Utilities (0.1%):
20,000	NextEra Energy, Inc., 6.37%	1,029,000

Metals & Mining (0.1%):
20,000	Alcoa, Inc., Series 1, 5.38%^	668,000

Multi-Utilities (0.1%):
9,300	Dominion Resources, Inc., 6.38%	461,373

Pharmaceuticals (0.1%):
500	Allergan plc, Series A, 5.50%	471,730

Total Preferred Stocks (Cost $6,922,185)		5,491,059

Convertible Preferred Stocks (0.2%):
Air Freight & Logistics (0.0%):
6	CEVA Group plc, Series A-1	4,950
49	CEVA Group plc, Series A-2	29,130

		34,080

Banks (0.2%):
800	Bank of America Corp., Series L, 7.25%, 12/31/49	861,600
416	Wells Fargo & Co., Series L, Class A, 7.50%, 12/31/49	485,680

		1,347,280

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Convertible Preferred Stocks, continued
Multi-Utilities (0.0%):
2,500	Dominion Resources, Inc., Series B, 6.00%^	$139,500
2,500	Dominion Resources, Inc., Series A, 6.13%	138,250

		277,750

Real Estate Investment Trusts (REITs) (0.0%):
2,500	FelCor Lodging Trust, Inc., Series A, 1.95%	62,031

Total Convertible Preferred Stocks (Cost $1,423,266)		1,721,141

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (0.3%):
Automobiles (0.1%):
$500,000	Fiat Chrysler Automobiles NV, Series FCAU, 7.88%, 12/15/16	593,125

Oil, Gas & Consumable Fuels (0.2%):
2,000,000	Cobalt International Energy, Inc., 3.13%, 5/15/24^	1,260,000

Total Convertible Bonds (Cost $2,500,000)		1,853,125

Floating Rate Loans (0.5%):
Capital Markets (0.0%):
3,860,813	Lehman Brothers Holdings, Inc., 0.00%, 12/31/49(d)	207,828

Electric Utilities (0.0%):
149,307	Texas Competitive Electric Holdings Co. LLC, 4.65%, 10/10/17(d)(e)	56,906

Machinery (0.1%):
483,718	Navistar International Corp., 5.75%, 8/17/17(d)	471,625

Media (0.1%):
42,327	Cengage Learning Acquisitions, Inc., 7.00%, 3/31/20(d)	41,936
430,631	iHeartcommunications, Inc., 6.91%, 1/30/19(d)	356,347
138,444	iHeartcommunications, Inc., 7.66%, 7/30/19(d)	115,254

		513,537

Metals & Mining (0.0%):
459,113	Walter Energy, Inc., 5.80%, 4/1/18(d)(e)	159,923

Oil, Gas & Consumable Fuels (0.0%):
1,000,000	Fieldwood Energy LLC, 8.38%, 9/30/20(d)	275,000
24,436	NGPL PipeCo LLC, 6.75%, 9/15/17(d)	21,894

		296,894

Real Estate Management & Development (0.1%):
367,155	Caesars Entertainment Operating Co., Inc., 9.75%, 3/1/17(d)(e)	329,063
89,801	Caesars Entertainment Operating Co., Inc., 4.45%, 1/28/18(d)(e)	81,607

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Real Estate Management & Development, continued
$429,156	Caesars Entertainment Operating Co., Inc., 5.45%, 1/28/18(d)(e)	$395,895

		806,565

Software (0.0%):
261,000	Avaya, Inc., 0.00%, 5/29/20(d)	202,275

Specialty Retail (0.2%):
58,125	Toys “R” US, 7.25%, 10/24/19(d)	57,326
46,875	Toys “R” US, 0.00%, 10/24/19(d)	46,230
877,174	Toys “R” US, 9.75%, 4/24/20(d)	768,623

		872,179

Total Floating Rate Loans (Cost $6,390,224)		3,587,732

Corporate Bonds (5.4%):
Aerospace & Defense (0.0%):
100,000	TransDigm Group, Inc., 6.00%, 7/15/22, Callable 7/15/17 @ 105	93,250
100,000	TransDigm Group, Inc., 6.50%, 7/15/24, Callable 7/15/19 @ 103	93,985

		187,235

Banks (0.6%):
500,000	Bank of America Corp., Series AA, 6.10%, 12/29/49, Callable 3/17/25 @ 100^(d)	487,500
1,500,000	Citigroup, Inc., Series O, 5.88%, 12/29/49, Callable 3/27/20 @ 100(d)	1,473,749
1,000,000	Citigroup, Inc., Series Q, 5.95%, 12/29/49, Callable 8/15/20 @ 100^(d)	986,250
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100^(d)	259,688
1,000,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 5/1/23 @ 100, Perpetual Bond^(d)	942,820
200,000	Wells Fargo & Co., Series S, 5.90%, 12/31/49, Callable 6/15/24 @ 100^(d)	200,000

		4,350,007

Beverages (0.1%):
500,000	Cott Beverages, Inc., 5.38%, 7/1/22, Callable 7/1/17 @ 104.03	484,370

Capital Markets (0.1%):
400,000	Morgan Stanley, Series J, 5.55%, 12/29/49, Callable 7/15/20 @ 100^(d)	394,000

Consumer Finance (0.1%):
500,000	OneMain Financial Holdings, Inc., 7.25%, 12/15/21, Callable 12/15/17 @ 103.63(c)	507,500

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Containers & Packaging (0.2%):
$300,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 7.88%, 8/15/19, Callable 11/9/15 @ 103.94^	$312,000
200,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 9.88%, 8/15/19, Callable 11/9/15 @ 104.94	207,000
500,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 5.75%, 10/15/20, Callable 10/15/15 @ 104	505,000
600,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 8.25%, 2/15/21, Callable 2/15/16 @ 104^	598,500

		1,622,500

Electric Utilities (0.1%):
2,581,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 4/1/16 @ 106(c)(e)	1,000,138

Food & Staples Retailing (0.0%):
200,000	US Foods, Inc., 8.50%, 6/30/19, Callable 11/9/15 @ 104.25	207,000

Food Products (0.0%):
161,000	JBS USA LLC / JBS USA Finance Corp., 7.25%, 6/1/21, Callable 11/9/15 @ 105.44(c)	167,038

Health Care Providers & Services (0.5%):
300,000	Community Health System, Inc., 6.88%, 2/1/22, Callable 2/1/18 @ 103.44	306,363
800,000	HCA, Inc., 7.50%, 2/15/22	904,000
500,000	HCA, Inc., 5.88%, 5/1/23^	518,750
1,400,000	Tenet Healthcare Corp., 8.13%, 4/1/22	1,488,060

		3,217,173

Hotels, Restaurants & Leisure (0.0%):
200,000	MGM Resorts International, 6.75%, 10/1/20^	206,500

Household Durables (0.0%):
713,000	Samson Investment Co., 9.75%, 2/15/20, Callable 2/15/16 @ 105(e)	10,695

Independent Power and Renewable Electricity Producers (0.5%):
1,000,000	AES Corp., 4.88%, 5/15/23, Callable 5/15/18 @ 102	877,500
500,000	Calpine Corp., 5.38%, 1/15/23, Callable 10/15/18 @ 103^	466,250
1,000,000	Calpine Corp., 5.75%, 1/15/25, Callable 10/15/19 @ 103^	935,000
1,000,000	Dynegy, Inc., 6.75%, 11/1/19, Callable 5/1/17 @ 103.38	1,002,500

		3,281,250

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
IT Services (0.3%):
$1,389,000	First Data Corp., 8.25%, 1/15/21, Callable 1/15/16 @ 104(c)	$1,441,088
600,000	First Data Corp., 12.63%, 1/15/21, Callable 1/15/16 @ 113	681,750
141,000	First Data Corp., 8.75%, 1/15/22, Callable 1/15/16 @ 104(c)	147,345

		2,270,183

Machinery (0.0%):
400,000	Navistar International Corp., 8.25%, 11/1/21, Callable 11/9/15 @ 102.75^	320,500

Media (1.3%):
175,000	Cumulus Media Holdings, Inc., 7.75%, 5/1/19, Callable 11/9/15 @ 103.88^	125,563
1,000,000	Dish DBS Corp., 5.88%, 7/15/22	885,000
1,000,000	Dish DBS Corp., 5.00%, 3/15/23	837,500
2,048,000	iHeartcommunications, Inc., 9.00%, 12/15/19, Callable 11/9/15 @ 104.5	1,761,279
2,000,000	iHeartcommunications, Inc., 9.00%, 3/1/21, Callable 3/1/16 @ 105	1,680,500
1,500,000	iHeartCommunications, Inc., 9.00%, 9/15/22, Callable 9/15/22 @ 106.75	1,230,000
900,000	Neptune Finco Corp., 10.88%, 10/15/25, Callable 10/15/20 @ 105.44(c)	909,000
100,000	Outfront Media Capital LLC, 5.63%, 2/15/24, Callable 2/15/19 @ 102.81^	101,375
200,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103^(c)	201,000
1,000,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56^(c)	950,000

		8,681,217

Metals & Mining (0.0%):
256,000	Walter Energy, Inc., 9.50%, 10/15/19, Callable 10/15/16 @ 107(c)(e)	90,240
223,510	Walter Energy, Inc., 11.00%, 4/1/20, Callable 4/1/17 @ 106(c)(e)	2,235

		92,475

Multiline Retail (0.0%):
346,860	J.C. Penney Co., Inc., 6.00%, 5/22/18(d)	344,477

Oil, Gas & Consumable Fuels (1.1%):
500,000	Antero Resources Finance Corp., 5.38%, 11/1/21, Callable 11/1/16 @ 104^	440,000
250,000	Arch Coal, Inc., 7.00%, 6/15/19, Callable 11/9/15 @ 103.5	18,750

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$500,000	Bill Barrett Corp., 7.00%, 10/15/22, Callable 10/15/17 @ 103.5^	$325,000
800,000	California Resources Corp., 6.00%, 11/15/24, Callable 8/15/24 @ 100^	476,500
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18^	165,500
1,700,000	Chesapeake Energy Corp., 5.75%, 3/15/23^	1,108,718
350,000	Denbury Resources, Inc., 5.50%, 5/1/22, Callable 5/1/17 @ 104	208,250
500,000	Energy Transfer Equity LP, 5.50%, 6/1/27, Callable 6/1/27 @ 100	415,000
500,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17, Callable 11/9/15 @ 104.63^	112,500
400,000	Energy XXI Gulf Coast, Inc., 11.00%, 3/15/20, Callable 3/15/20 @ 100^(c)	188,000
500,000	Halcon Resources Corp., 9.75%, 7/15/20, Callable 7/15/16 @ 105	170,000
400,000	Halcon Resources Corp., 8.88%, 5/15/21, Callable 11/15/16 @ 104^	120,000
1,300,000	Kinder Morgan (Delaware), Inc., 5.63%, 11/15/23, Callable 8/15/23 @ 100^(c)	1,274,618
100,000	Linn Energy LLC / Linn Energy Finance Corp., 8.63%, 4/15/20, Callable 11/9/15 @ 104.31^	27,000
330,000	NGL Energy Partners LP, 6.88%, 10/15/21, Callable 10/15/16 @ 105.16^	310,200
469,000	NGPL PipeCo LLC, 9.63%, 6/1/19, Callable 11/9/15 @ 107.22^(c)	445,550
100,000	Rice Energy, Inc., 6.25%, 5/1/22, Callable 5/1/17 @ 104.69^	89,188
300,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100	267,000
900,000	Sanchez Energy Corp., 7.75%, 6/15/21, Callable 6/15/17 @ 104^	666,000
500,000	SandRidge Energy, Inc., 8.75%, 1/15/20, Callable 11/9/15 @ 104.38(e)	117,500
300,000	SandRidge Energy, Inc., 7.50%, 3/15/21, Callable 3/15/16 @ 103.75(e)	66,000
400,000	W&T Offshore, Inc., 8.50%, 6/15/19, Callable 11/9/15 @ 104.25	178,000

		7,189,274

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs) (0.1%):
$1,000,000	iStar Financial, Inc., 5.00%, 7/1/19, Callable 7/1/16 @ 102.5	$950,000

Software (0.3%):
333,483	Avaya, Inc., 4.67%, 10/26/17(d)	288,880
250,013	Avaya, Inc., 6.50%, 3/31/18(d)	216,886
339,000	Avaya, Inc., 7.00%, 4/1/19, Callable 11/9/15 @ 103.5(c)	268,658
1,512,000	Avaya, Inc., 10.50%, 3/1/21, Callable 3/1/17 @ 108(c)	695,519
500,000	BMC Software Finance, Inc., 8.13%, 7/15/21, Callable 7/15/16 @ 106(c)	404,063

		1,874,006

Wireless Telecommunication Services (0.1%):
400,000	Sprint Communications, Inc., 9.00%, 11/15/18(c)	419,720
500,000	Sprint Nextel Corp., 11.50%, 11/15/21	495,000

		914,720

Total Corporate Bonds (Cost $45,508,768)		38,272,258

Equity-Linked Securities (0.7%):
Banks (0.5%):
30,000	Bank of America Corp., 0.00%(c)	903,000
13,000	Citigroup, Inc., 7.00%(c)	414,700
13,000	Citigroup, Inc., 7.00%*(c)	1,444,170
20,000	Citigroup, Inc., 6.00%(c)	441,200
6,000	Credit Suisse NY, 0.00%(c)	309,180
8,000	JPMorgan Chase & Co., 7.00%(c)	496,320

		4,008,570

Capital Markets (0.2%):
13,000	Deutsche AG, Series 0006, 8.00%(c)	395,746
60,000	Goldman Sachs Group, Inc. (The), 1.00%(c)	931,200

		1,326,946

Total Equity-Linked Securities (Cost $6,358,501)		5,335,516

Foreign Bonds (14.8%):
Chemicals (0.0%):
100,000	Kerling plc, 10.63%, 2/1/17, Callable 2/1/17 @ 103+	112,411

Sovereign Bonds (14.8%):
400,000	Bank Negara Monetary Notes, Series 5014, 3.19%, 10/1/15+(f)	91,054
120,000	Bank Negara Monetary Notes, Series 5414, 3.23%, 10/27/15+(f)	27,257
520,000	Bank Negara Monetary Notes, Series 5714, 3.20%, 11/3/15+(f)	118,052
870,000	Bank Negara Monetary Notes, Series 6014, 3.04%, 11/12/15+(f)	197,357
250,000	Bank Negara Monetary Notes, Series 6214, 3.19%, 11/24/15+(f)	56,653
2,480,000	Bank Negara Monetary Notes, Series 0115, 2.96%, 3/1/16+(f)	557,306

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 820,000	Bank Negara Monetary Notes, Series 0115, 3.05%, 3/1/16+(f)	$184,270
320,000	Bank Negara Monetary Notes, Series 0615, 3.00%, 4/19/16+(f)	71,584
1,200,000	Bank Negara Monetary Notes, Series 0215, 3.01%, 5/3/16+(f)	268,209
1,690,000	Bank Negara Monetary Notes, Series 0415, 3.09%, 6/7/16+(f)	376,582
1,980,000	Bank Negara Monetary Notes, Series 0515, 3.04%, 9/15/16+(f)	437,439
1,940,000	Bank Negara Monetary Notes, Series 0715, 3.06%, 9/22/16+(f)	428,381
75,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/16+(g)	51,165
4,070,000	Brazil Nota do Tesouro Nacional, Series NTNF, 2.83%, 1/1/17+(f)(g)	991,233
230,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/18+(g)	152,373
4,910,000	Brazil Nota do Tesouro Nacional, Series NTNF, 3.79%, 1/1/19+(g)	1,096,336
930,000	Brazil Nota do Tesouro Nacional, Series NTNF, 3.53%, 1/1/21+(f)(g)	195,183
910,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/22+(g)	577,613
1,790,000	Brazil Nota do Tesouro Nacional, Series NTNF, 3.31%, 1/1/23+(g)	355,922
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/45+(g)	82,873
40,120,000	Hungary Government Bond, Series 18/B, 4.00%, 4/25/18+	151,954
226,300,000	Hungary Government Bond, Series 18/A, 5.50%, 12/20/18+	900,701
113,610,000	Hungary Government Bond, Series 19/A, 6.50%, 6/24/19+	469,199
4,920,000	Hungary Government Bond, Series 20/A, 7.50%, 11/12/20+	21,786
11,980,000	Hungary Government Bond, Series 22/A, 7.00%, 6/24/22+	52,679
347,040,000	Hungary Government Bond, Series 23/A, 6.00%, 11/24/23+	1,480,152
14,960,000	Hungary Government Bond, Series 25/B, 5.50%, 6/24/25+	62,760
17,651,000,000	Indonesia Government, Series FR69, 7.88%, 4/15/19+	1,144,549
462,000,000	Indonesia Government, Series FR36, 11.50%, 9/15/19+	33,412
1,896,000,000	Indonesia Government, Series FR31, 11.00%, 11/15/20+	136,344
9,951,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21+	770,280
3,882,000,000	Indonesia Government, Series FR53, 8.25%, 7/15/21+	249,400
6,256,000,000	Indonesia Government, Series FR16, 7.00%, 5/15/22+	371,503

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 170,000,000	Indonesia Government, Series FR35, 12.90%, 6/15/22+	$13,324
1,985,000,000	Indonesia Government, Series FR43, 10.25%, 7/15/22+	139,201
6,612,000,000	Indonesia Government, Series FR63, 5.63%, 5/15/23+	352,813
36,466,000,000	Indonesia Government, Series FR70, 8.38%, 3/15/24+	2,301,204
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+	220,550
1,423,000,000	Indonesia Government, Series FR56, 8.38%, 9/15/26+	89,620
3,300,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+	225,813
1,012,000,000	Indonesia Government, Series FR71, 9.00%, 3/15/29+	64,893
16,550,000,000	Indonesia Government, Series FR68, 8.38%, 3/15/34+	979,902
5,150,000,000	Indonesia Treasury Bill, Series 112, 6.35%, 1/7/16+(f)	345,590
3,177,000,000	Indonesia Treasury Bill, Series 114, 6.15%, 2/4/16+(f)	212,040
812,240	Irish Government, 5.40%, 3/13/25+	1,241,851
6,041,000,000	Korea Monetary Stab Bond, Series 1510, 2.81%, 10/2/15+	5,097,822
111,100,000	Korea Monetary Stab Bond, Series 1006, 1.64%, 10/6/15+(f)	93,728
508,900,000	Korea Monetary Stab Bond, Series 1510, 2.13%, 10/8/15+	431,578
36,600,000	Korea Monetary Stab Bond, Series 1013, 1.46%, 10/13/15+(f)	30,867
1,417,100,000	Korea Monetary Stab Bond, Series 1110, -0.27%, 11/10/15+(f)	1,196,130
2,862,700,000	Korea Monetary Stab Bond, Series 1512, 2.90%, 12/2/15+	2,421,415
527,900,000	Korea Monetary Stab Bond, Series 1215, 1.49%, 12/15/15+(f)	444,074
211,700,000	Korea Monetary Stab Bond, Series 1602, 2.78%, 2/2/16+	179,408
3,507,350,000	Korea Monetary Stab Bond, Series 1604, 2.80%, 4/2/16+	2,978,856
242,100,000	Korea Monetary Stab Bond, Series 1605, 1.74%, 5/9/16+	205,062
1,360,900,000	Korea Monetary Stab Bond, Series 1606, 2.79%, 6/2/16+	1,158,148
202,000,000	Korea Monetary Stab Bond, Series 1606, 1.62%, 6/9/16+	170,567
107,800,000	Korea Monetary Stab Bond, Series 1607, 1.57%, 7/9/16+	91,004
1,864,600,000	Korea Monetary Stab Bond, Series 1608, 2.46%, 8/2/16+	1,585,827
1,299,000,000	Korea Monetary Stab Bond, Series 1608, 1.56%, 8/9/16+	1,096,445
193,800,000	Korea Monetary Stab Bond, Series 1609, 1.52%, 9/9/16+	163,525
608,200,000	Korea Monetary Stab Bond, Series 1610, 2.22%, 10/2/16+	516,711

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$1,057,800,000	Korea Monetary Stab Bond, Series 1612, 2.07%, 12/2/16+	$898,137
350,300,000	Korea Monetary Stab Bond, Series 1702, 1.96%, 2/2/17+	297,242
2,224,930,000	Korea Treasury Bond, Series 1512, 2.75%, 12/10/15+	1,881,939
1,767,500,000	Korea Treasury Bond, Series 1606, 2.75%, 6/10/16+	1,504,168
1,603,510,000	Korea Treasury Bond, Series 1612, 3.00%, 12/10/16+	1,376,188
160,000	Letra do Tesouro Nacional, Series LTN, 11.32%, 10/1/15+(f)(g)	40,364
2,050,000	Letra do Tesouro Nacional, Series LTN, 11.91%, 1/1/16+(f)(g)	499,693
2,140,000	Letra do Tesouro Nacional, Series LTN, 12.92%, 7/1/16+(f)(g)	485,291
150,000	Letra do Tesouro Nacional, Series LTN, 12.15%, 10/1/16+(f)(g)	32,682
3,160,000	Letra do Tesouro Nacional, Series LTN, 13.41%, 1/1/17+(f)(g)	664,764
1,820,000	Letra do Tesouro Nacional, Series LTN, 14.77%, 1/1/18+(f)(g)	328,170
5,880,000	Malaysia Government, Series 1/06, 4.26%, 9/15/16+	1,352,053
3,050,000	Malaysia Government, Series 0207, 3.81%, 2/15/17+	699,123
14,120,000	Malaysia Government, Series 0214, 3.39%, 3/15/17+	3,215,358
270,000	Malaysia Treasury Bill, Series 1815, 2.43%, 10/9/15+(f)	61,424
310,000	Malaysia Treasury Bill, Series 2015, 2.91%, 10/23/15+(f)	70,440
510,000	Malaysia Treasury Bill, Series 3015, 3.01%, 12/4/15+(f)	115,472
710,000	Malaysia Treasury Bill, Series 182D, 2.77%, 12/11/15+(f)	160,659
50,000	Malaysia Treasury Bill, Series 0515, 3.21%, 1/22/16+(f)	11,274
550,000	Malaysia Treasury Bill, Series 0715, 2.84%, 1/22/16+(f)	124,015
370,000	Malaysia Treasury Bill, Series 0715, 3.02%, 1/22/16+(f)	83,428
170,000	Malaysia Treasury Bill, Series 1415, 2.93%, 3/18/16+(f)	38,145
500,000	Malaysia Treasury Bill, Series 2115, 3.08%, 4/29/16+(f)	111,788
130,000	Malaysia Treasury Bill, Series 2315, 2.76%, 5/27/16+(f)	28,994
360,000	Malaysia Treasury Bill, Series 2815, 3.01%, 8/5/16+(f)	79,810
760,000	Malaysia Treasury Bill, Series 2815, 3.11%, 8/5/16+(f)	168,487
22,640,000	Malaysian Government, Series 0312, 3.20%, 10/15/15+	5,153,633

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$30,536,000	Malaysian Government, Series 0113, 3.17%, 7/15/16+	$6,950,517
43,457,000	Mexican Cetes, Series BI, 0.00%, 10/1/15+(h)	257,088
13,312,000	Mexican Cetes, Series BI, 0.00%, 10/15/15+(h)	78,661
2,778,000	Mexican Cetes, Series BI, 0.00%, 10/29/15+(h)	16,395
17,603,000	Mexican Cetes, Series BI, 0.00%, 11/12/15+(h)	103,750
31,031,000	Mexican Cetes, Series BI, 0.00%, 11/26/15+(h)	182,674
34,724,000	Mexican Cetes, Series BI, 0.00%, 12/3/15+(h)	204,270
69,070,000	Mexican Cetes, Series BI, 0.00%, 12/10/15+(h)	406,136
79,895,000	Mexican Cetes, Series BI, 0.00%, 12/24/15+(h)	469,201
18,438,000	Mexican Cetes, Series BI, 0.00%, 1/7/16+(h)	108,146
77,031,000	Mexican Cetes, Series BI, 0.00%, 1/21/16+(h)	451,229
185,604,000	Mexican Cetes, Series BI, 0.00%, 2/4/16+(h)	1,085,462
256,358,000	Mexican Cetes, Series BI, 0.00%, 2/18/16+(h)	1,497,036
129,435,000	Mexican Cetes, Series BI, 0.00%, 3/3/16+(h)	755,159
8,362,000	Mexican Cetes, Series BI, 0.00%, 3/17/16+(h)	48,696
188,500,000	Mexican Cetes, Series BI, 0.00%, 3/31/16+(h)	1,096,169
24,383,000	Mexican Cetes, Series BI, 0.00%, 4/14/16+(h)	141,709
28,768,000	Mexican Cetes, Series BI, 0.00%, 4/28/16+(h)	166,833
119,699,000	Mexican Cetes, Series BI, 0.00%, 5/26/16+(h)	692,372
194,991,000	Mexican Cetes, Series BI, 0.00%, 6/23/16+(h)	1,124,823
25,783,000	Mexican Cetes, Series BI, 0.00%, 8/18/16+(h)	147,768
1,913,734	Mexican Udibonos, 5.00%, 6/16/16+(d)(h)	117,277
1,627,810	Mexican Udibonos, 3.50%, 12/14/17+(d)(h)	102,422
983,028	Mexican Udibonos, 4.00%, 6/13/19+(d)(h)	62,834
792,765	Mexican Udibonos, 2.50%, 12/10/20+(d)(h)	47,541
21,310,000	Mexico Bonos Desarr, Series M 10, 8.00%, 12/17/15+(d)(h)	1,272,021
30,746,000	Mexico Bonos Desarr, Series M, 6.25%, 6/16/16+(d)(h)	1,851,453
8,717,000	Mexico Bonos Desarr, Series M 10, 7.25%, 12/15/16+(d)(h)	536,769
990,000	Monetary Authority of Singapore, Series 84, 0.74%, 10/2/15+(f)	695,839
490,000	Monetary Authority of Singapore, Series 81, 0.77%, 10/9/15+(f)	344,338

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 20,000	Monetary Authority of Singapore, Series 168, 0.74%, 10/27/15+(f)	$14,047
2,640,000	Monetary Authority of Singapore, Series 84, 0.95%, 11/6/15+(f)	1,853,585
2,295,000	Monetary Authority of Singapore, Series 84, 0.92%, 11/13/15+(f)	1,611,001
1,690,000	Monetary Authority of Singapore, Series 84, 0.91%, 11/20/15+(f)	1,186,005
3,310,000	Monetary Authority of Singapore, Series 168, 0.87%, 12/22/15+(f)	2,320,165
50,000	Monetary Authority of Singapore, Series 168, 0.69%, 1/5/16+(f)	35,033
10,000	Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/19+(g)	6,658
720,000	Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/23+(g)	461,699
86,380,000	Philippine Government International Bond, Series 7-48, 7.00%, 1/27/16+	1,876,472
46,320,000	Philippine Government International Bond, Series 3-20, 1.63%, 4/25/16+	987,186
1,830,000	Philippine Government International Bond, Series 1042, 9.13%, 9/4/16+	41,472
3,580,000	Philippine Treasury Bill, 1.49%, 10/7/15+(f)	76,590
1,120,000	Philippine Treasury Bill, Series 364, 1.36%, 11/4/15+(f)	23,941
2,780,000	Philippine Treasury Bill, Series 364, 1.43%, 12/2/15+(f)	59,368
19,790,000	Philippine Treasury Bill, Series 364, 1.75%, 2/3/16+(f)	421,659
2,250,000	Philippine Treasury Bill, Series 364, 1.43%, 3/2/16+(f)	47,887
100,000	Philippine Treasury Bill, Series 364, 1.83%, 7/6/16+(f)	2,102
1,820,000	Philippine Treasury Bill, Series 364, 1.36%, 9/7/16+(f)	38,047
15,863,000	Poland Government Bond, Series 1015, 6.25%, 10/24/15+	4,186,952
7,419,000	Poland Government Bond, Series 0116, 2.95%, 1/25/16+(f)	1,943,230
3,145,000	Poland Government Bond, Series 0416, 5.00%, 4/25/16+	843,270
6,340,000	Poland Government Bond, Series 0716, 2.88%, 7/25/16+(f)	1,646,321
12,465,000	Poland Government Bond, Series 1016, 4.75%, 10/25/16+	3,385,647
3,343,000	Poland Government Bond, Series 0117, 1.79%, 1/25/17+(d)	879,472
160,000	Poland Government Bond, Series 0417, 4.75%, 4/25/17+	44,051
3,391,000	Poland Government Bond, Series 0121, 1.79%, 1/25/21+(d)	873,792
15,500	Portugal Obrigacoes do Tesouro, 4.95%, 10/25/23+(c)	20,948

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 38,700	Portugal Obrigacoes do Tesouro, 5.65%, 2/15/24+(c)	$54,546
2,250,000	Portugal Obrigacoes do Tesouro, 3.88%, 2/15/30+(c)	2,796,455
53,000	Republic of Hungary, 4.38%, 7/4/17+(c)	62,999
260,000	Republic of Hungary, 5.75%, 6/11/18+(c)	325,621
60,000	Republic of Hungary, 6.00%, 1/11/19+	77,429
350,000	Singapore Government, 1.13%, 4/1/16+	245,716
100,000	Ukraine Government, 4.95%, 10/13/15+(c)	90,669

		105,246,893

Total Foreign Bonds (Cost $123,840,121)		105,359,304

Yankee Dollars (4.6%):
Aerospace & Defense (0.0%):
300,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 3/15/20 @ 103.75^(c)	225,000

Construction & Engineering (0.0%):
200,000	Abengoa Finance SAU, 8.88%, 11/1/17^(c)	92,000

Construction Materials (0.1%):
500,000	Cemex SAB de C.V., 7.25%, 1/15/21, Callable 1/15/18 @ 104(c)	498,750

Containers & Packaging (0.2%):
500,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.25%, 1/31/19, Callable 1/31/16 @ 103^(c)	497,500
800,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21, Callable 1/31/17 @ 103(c)	802,000

		1,299,500

Diversified Financial Services (0.3%):
500,000	Algeco Scotsman Global Finance plc, 8.50%, 10/15/18, Callable 10/15/15 @ 104^(c)	437,600
500,000	Altice Financing SA, 6.63%, 2/15/23, Callable 2/15/18 @ 103.75(c)	480,938
1,000,000	Virgin Media Secured Finance plc, 5.50%, 1/15/25, Callable 1/15/19 @ 103(c)	970,000

		1,888,538

Diversified Telecommunication Services (0.2%):
400,000	Intelsat Jackson Holding SA, 5.50%, 8/1/23, Callable 8/1/18 @ 102.75	330,000
500,000	Telecom Italia SpA, 5.30%, 5/30/24(c)	488,750

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Telecommunication Services, continued
$ 500,000	Wind Acquisition Finance SA, 7.38%, 4/23/21, Callable 4/23/17 @ 104(c)	$493,749

		1,312,499

Electric Utilities (0.1%):
1,000,000	InterGen NV, 7.00%, 6/30/23, Callable 6/30/18 @ 103.5^(c)	850,000

Energy Equipment & Services (0.0%):
300,000	CGGVeritas, 6.50%, 6/1/21, Callable 6/1/16 @ 103	171,600

Hotels, Restaurants & Leisure (0.7%):
2,600,000	International Game Technology, 6.25%, 2/15/22, Callable 8/15/21 @ 100(c)	2,418,000
2,600,000	International Game Technology, 6.50%, 2/15/25, Callable 8/15/24 @ 100^(c)	2,340,000

		4,758,000

Marine (0.1%):
200,000	Stena AB, 7.00%, 2/1/24(c)	177,000
400,000	Stena International SA, 5.75%, 3/1/24^(c)	360,000

		537,000

Media (0.1%):
300,000	Altice SA, 7.75%, 5/15/22, Callable 5/15/17 @ 106(c)	273,000
500,000	Altice SA, 7.63%, 2/15/25, Callable 2/15/20 @ 103.81(c)	441,563

		714,563

Metals & Mining (0.1%):
230,000	First Quantum Minerals, Ltd., 6.75%, 2/15/20, Callable 2/15/17 @ 103(c)	154,100
230,000	First Quantum Minerals, Ltd., 7.00%, 2/15/21, Callable 2/15/18 @ 103.5(c)	148,925
1,000,000	FMG Resources Pty, Ltd., 9.75%, 3/1/22, Callable 3/1/18 @ 109.75^(c)	931,250

		1,234,275

Oil, Gas & Consumable Fuels (0.0%):
200,000	Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp., 6.50%, 4/1/19, Callable 10/1/16 @ 103.25^	176,000

Pharmaceuticals (0.3%):
800,000	VRX Escrow Corp., 5.88%, 5/15/23, Callable 5/15/23 @ 102.94(c)	764,500
600,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(c)	571,500

		1,336,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds (2.4%):
$ 200,000	Financing of Infrastructure, 7.40%, 4/20/18(c)	$157,002
1,077,000	Republic of Hungary, 6.25%, 1/29/20	1,210,225
542,000	Republic of Hungary, 6.38%, 3/29/21	618,691
800,000	Republic of Hungary, 5.38%, 2/21/23	869,808
140,000	Republic of Iceland, 5.88%, 5/11/22(c)	159,438
100,000	Republic of Lithuania, 7.38%, 2/11/20(c)	120,000
230,000	Republic of Lithuania, 7.38%, 2/11/20(c)	276,000
150,000	Republic of Lithuania, 6.13%, 3/9/21(c)	174,998
1,550,000	Republic of Portugal, 5.13%, 10/15/24(c)	1,642,411
200,000	Republic of Serbia, 5.25%, 11/21/17(c)	206,750
300,000	Republic of Serbia, 4.88%, 2/25/20(c)	303,036
320,000	Republic of Serbia, 7.25%, 9/28/21(c)	358,400
1,400,000	Republic of Slovenia, 5.50%, 10/26/22(c)	1,572,205
1,025,000	Republic of Slovenia, 5.85%, 5/10/23(c)	1,171,145
200,000	Ukraine Government, 6.25%, 6/17/16(c)	156,580
100,000	Ukraine Government, 6.58%, 11/21/16(c)	78,590
3,340,000	Ukraine Government, 9.25%, 7/24/17(c)	2,641,533
1,400,000	Ukraine Government, 6.75%, 11/14/17(c)	1,106,000
620,000	Ukraine Government, 7.75%, 9/23/20(c)	499,565
1,430,000	Ukraine Government, 7.95%, 2/23/21(c)	1,133,561
1,240,000	Ukraine Government, 7.80%, 11/28/22(c)	982,948
2,400,000	Ukraine Government, 7.50%, 4/17/23(c)	1,913,088

		17,351,974

Total Yankee Dollars (Cost $33,565,434)		32,445,699

Municipal Bond (0.1%):
Puerto Rico (0.1%):
869,000	Puerto Rico Commonwealth, GO, Series A, 8.00%, 7/1/35, Callable 7/1/20 @ 100	651,750

Total Municipal Bond (Cost $738,803)		651,750

U.S. Government Agency Mortgages (2.4%):
15,000,000	Federal Home Loan Banks, 0.00%, 10/1/15(f)	15,000,000

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$ 2,000,000	Federal Home Loan Mortgage Corporation, 0.01%, 10/1/15(f)	$2,000,000

		17,000,000

Total U.S. Government Agency Mortgages (Cost $17,000,000)		17,000,000

U.S. Treasury Obligations (0.7%):
U.S. Treasury Bills (0.7%)
1,000,000	0.10%, 10/8/15(f)	1,000,003
3,000,000	0.08%, 11/19/15(f)	3,000,060
1,000,000	0.09%, 11/27/15(f)	1,000,016

		5,000,079

Total U.S. Treasury Obligations (Cost $4,999,541)		5,000,079

Securities Held as Collateral for Securities on Loan (8.9%):
$63,528,566	Allianz Variable Insurance Products Securities Lending Collateral Trust (i)	63,528,566

Total Securities Held as Collateral for Securities on Loan (Cost $63,528,566)		63,528,566

Unaffiliated Investment Company (8.2%):
58,117,715	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (f)	58,117,715

Total Unaffiliated Investment Company (Cost $58,117,715)		58,117,715

Total Investment Securities (Cost $792,702,035)(j)—107.9%		767,713,041
Net other assets (liabilities)—(7.9)%		(56,131,674)

Net Assets—100.0%		$711,581,367

Percentages indicated are based on net assets as of September 30, 2015.

Amounts shown as “—” are either $0 or round to less than $1.

ADR	—	American Depositary Receipt
GO	—	General Obligation

#	Security issued in connection with a pending litigation settlement.
*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $62,493,209.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 0.00% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2015. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Variable rate security. The rate presented represents the rate in effect at September 30, 2015. The date presented represents the final maturity date.
(e)	Defaulted bond.
(f)	The rate represents the effective yield at September 30, 2015.
(g)	Principal amount is stated in 1,000 Brazilian Real Units.
(h)	Principal amount is stated in 100 Mexican Peso Units.
(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(j)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
	—	%NM
Australia	0.1%
Bermuda	0.1%
Brazil	0.9%
Canada	0.7%
China	0.2%
Denmark	0.4%
Finland	0.3%
France	2.0%
Germany	1.5%
Hong Kong	0.4%
Hungary	0.9%
Iceland	—	%NM
India	0.1%
Indonesia	1.0%
Ireland (Republic of)	1.1%
Israel	1.0%
Italy	0.6%
Japan	0.9%
Korea, Republic Of	1.5%
Lithuania	0.1%
Luxembourg	0.3%
Malaysia	2.7%
Mexico	1.8%
Netherlands	1.4%
Philippines	0.5%
Poland	1.7%
Portugal	0.8%
Republic of Korea (South)	3.3%
Russian Federation	0.2%
Serbia (Republic of)	0.1%
Singapore	1.5%
Slovenia	0.4%
Spain	0.4%
Sweden	0.6%
Switzerland	2.0%
Thailand	—	%NM
Turkey	0.2%
Ukraine	1.0%
United Kingdom	7.0%
United States	60.3%

	100.0%

NM     Not meaningful, amount is less than 0.05%.

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Forward Currency Contracts

At September 30, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Credit Suisse First Boston	2/19/16	4,440,586	$6,918,431	$6,712,697	$205,734
British Pound	Credit Suisse First Boston	2/19/16	127,802	196,957	193,194	3,763
British Pound	Deutsche Bank	2/19/16	4,110,366	6,403,949	6,213,515	190,434
European Euro	Deutsche Bank	10/8/15	192,660	209,797	215,286	(5,489)
European Euro	Deutsche Bank	10/9/15	420,000	532,791	469,331	63,460
European Euro	HSBC Bank	10/13/15	73,000	79,202	81,579	(2,377)
European Euro	Barclays Bank	10/14/15	1,688,000	2,156,167	1,886,406	269,761
European Euro	JPMorgan Chase	10/14/15	3,156,000	4,032,528	3,526,953	505,575
European Euro	Deutsche Bank	10/15/15	320,000	406,096	357,618	48,478
European Euro	Barclays Bank	10/16/15	1,172,000	1,494,886	1,309,795	185,091
European Euro	Barclays Bank	10/22/15	3,724,000	4,771,244	4,162,212	609,032
European Euro	Deutsche Bank	10/26/15	319,000	404,923	356,559	48,364
European Euro	Barclays Bank	10/27/15	175,515	222,899	196,183	26,716
European Euro	Deutsche Bank	11/3/15	7,376	9,342	8,245	1,097
European Euro	Barclays Bank	11/6/15	49,418	62,081	55,246	6,835
European Euro	Citibank	11/9/15	1,793,000	2,245,060	2,004,554	240,506
European Euro	Goldman Sachs	11/9/15	317,570	357,536	355,040	2,496
European Euro	Citibank	11/12/15	1,801,000	2,257,337	2,013,597	243,740
European Euro	JPMorgan Chase	11/12/15	278,508	348,984	311,384	37,600
European Euro	Citibank	11/13/15	136,787	153,171	152,936	235
European Euro	Goldman Sachs	11/13/15	142,000	158,618	158,765	(147)
European Euro	New York Global Securities	11/13/15	56,000	62,609	62,611	(2)
European Euro	Deutsche Bank	11/16/15	335,703	420,116	375,355	44,761
European Euro	Goldman Sachs	11/16/15	87,000	98,057	97,276	781
European Euro	Bank of America	11/18/15	1,792,687	2,042,248	2,004,500	37,748
European Euro	Citibank	11/18/15	19,606	22,475	21,923	552
European Euro	Credit Suisse First Boston	11/18/15	69,147	75,463	77,317	(1,854)
European Euro	Credit Suisse First Boston	11/18/15	34,500	38,733	38,576	157
European Euro	Deutsche Bank	11/18/15	1,068,440	1,214,774	1,194,680	20,094
European Euro	Deutsche Bank	11/18/15	138,294	150,805	154,634	(3,829)
European Euro	Deutsche Bank	11/18/15	184,660	206,541	206,479	62
European Euro	HSBC Bank	11/18/15	940,514	1,071,796	1,051,639	20,157
European Euro	HSBC Bank	11/18/15	97,891	109,474	109,457	17
European Euro	HSBC Bank	11/18/15	58,436	65,237	65,340	(103)
European Euro	State Street Bank	11/18/15	278,292	311,594	311,173	421
European Euro	State Street Bank	11/18/15	28,003	30,984	31,312	(328)
European Euro	Deutsche Bank	11/19/15	93,863	117,333	104,955	12,378
European Euro	Deutsche Bank	11/20/15	1,113,000	1,396,993	1,244,546	152,447
European Euro	JPMorgan Chase	11/23/15	289,000	324,403	323,173	1,230
European Euro	Goldman Sachs	12/1/15	760,000	830,361	849,992	(19,631)
European Euro	Deutsche Bank	12/4/15	100,000	124,770	111,849	12,921

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Scotia McLeod	12/9/15	76,800	$94,873	$85,911	$8,962
European Euro	Bank of America	12/15/15	433,000	538,414	484,439	53,975
European Euro	JPMorgan Chase	12/15/15	97,000	121,088	108,523	12,565
European Euro	Deutsche Bank	12/17/15	525,093	655,631	587,501	68,130
European Euro	Deutsche Bank	1/7/16	312,372	374,665	349,669	24,996
European Euro	Barclays Bank	1/19/16	82,000	90,714	91,815	(1,101)
European Euro	Bank of America	1/20/16	65,361	72,178	73,186	(1,008)
European Euro	Barclays Bank	1/20/16	139,356	152,017	156,039	(4,022)
European Euro	Credit Suisse First Boston	1/20/16	39,107	44,059	43,789	270
European Euro	Credit Suisse First Boston	1/20/16	44,973	49,028	50,357	(1,329)
European Euro	Deutsche Bank	1/20/16	1,370,846	1,495,368	1,534,958	(39,590)
European Euro	Deutsche Bank	1/20/16	26,567	29,936	29,747	189
European Euro	HSBC Bank	1/20/16	2,315	2,606	2,592	14
European Euro	HSBC Bank	1/20/16	5,520,572	6,047,187	6,181,470	(134,283)
European Euro	State Street Bank	1/20/16	46,866	52,704	52,477	227
European Euro	Barclays Bank	1/21/16	97,000	113,209	108,615	4,594
European Euro	JPMorgan Chase	1/21/16	910,000	994,271	1,018,963	(24,692)
European Euro	Deutsche Bank	1/22/16	71,000	77,305	79,503	(2,198)
European Euro	Deutsche Bank	1/26/16	992,000	1,143,677	1,110,902	32,775
European Euro	Deutsche Bank	1/27/16	207,975	229,355	232,908	(3,553)
European Euro	Goldman Sachs	1/27/16	197,000	216,601	220,617	(4,016)
European Euro	HSBC Bank	1/28/16	3,401,418	3,850,999	3,809,280	41,719
European Euro	Deutsche Bank	1/29/16	2,630,000	3,000,698	2,945,426	55,272
European Euro	Deutsche Bank	2/3/16	2,280,000	2,590,764	2,553,726	37,038
European Euro	Barclays Bank	2/8/16	229,000	251,543	256,520	(4,977)
European Euro	Deutsche Bank	2/9/16	1,411,000	1,623,920	1,580,603	43,317
European Euro	Goldman Sachs	2/9/16	181,000	208,060	202,756	5,304
European Euro	Goldman Sachs	2/12/16	61,000	67,023	68,337	(1,314)
European Euro	Goldman Sachs	2/17/16	17,000	19,532	19,047	485
European Euro	JPMorgan Chase	2/17/16	30,000	34,442	33,612	830
European Euro	Barclays Bank	2/22/16	210,000	240,696	235,308	5,388
European Euro	Deutsche Bank	2/22/16	133,000	147,266	149,029	(1,763)
European Euro	Bank of America	2/26/16	76,694	87,572	85,944	1,628
European Euro	Barclays Bank	2/26/16	170,862	194,976	191,470	3,506
European Euro	Deutsche Bank	2/26/16	277,730	316,418	311,228	5,190
European Euro	Deutsche Bank	3/2/16	49,000	55,228	54,916	312
European Euro	Deutsche Bank	3/4/16	137,800	155,370	154,444	926
European Euro	Deutsche Bank	3/7/16	43,000	48,452	48,197	255
European Euro	Barclays Bank	3/9/16	141,063	157,150	158,118	(968)
European Euro	Deutsche Bank	3/9/16	660,000	733,689	739,797	(6,108)
European Euro	HSBC Bank	3/9/16	15,000	16,679	16,814	(135)
European Euro	Citibank	3/10/16	1,704,605	1,870,463	1,910,741	(40,278)
European Euro	Morgan Stanley	3/10/16	43,000	47,134	48,200	(1,066)
European Euro	Deutsche Bank	3/14/16	134,000	142,851	150,217	(7,366)
European Euro	Barclays Bank	3/16/16	10,012	10,714	11,224	(510)
European Euro	Citibank	3/16/16	10,643	11,404	11,932	(528)
European Euro	JPMorgan Chase	3/16/16	15,000	16,063	16,816	(753)
European Euro	Barclays Bank	3/21/16	19,406	22,053	21,758	295
European Euro	Barclays Bank	3/23/16	9,076	9,751	10,176	(425)
European Euro	Deutsche Bank	3/23/16	402,000	444,058	450,740	(6,682)
European Euro	Barclays Bank	3/24/16	45,864	51,271	51,426	(155)
European Euro	Citibank	3/29/16	13,451	15,190	15,084	106
European Euro	Deutsche Bank	3/29/16	8,867,075	9,765,677	9,943,493	(177,816)
European Euro	Barclays Bank	3/30/16	200,000	221,057	224,285	(3,228)
European Euro	Barclays Bank	3/31/16	200,000	224,766	224,291	475
European Euro	Deutsche Bank	3/31/16	4,566	5,012	5,121	(109)
European Euro	Goldman Sachs	3/31/16	130,000	142,792	145,789	(2,997)
European Euro	HSBC Bank	3/31/16	180,000	202,296	201,862	434
European Euro	Barclays Bank	4/1/16	17,912	19,559	20,088	(529)
European Euro	Deutsche Bank	4/13/16	77,961	84,419	87,460	(3,041)
European Euro	New York Global Securities	4/13/16	37,000	39,709	41,508	(1,799)
European Euro	JPMorgan Chase	4/14/16	99,000	105,793	111,065	(5,272)
European Euro	Deutsche Bank	4/15/16	370,000	393,606	415,102	(21,496)
European Euro	HSBC Bank	4/18/16	78,849	84,014	88,468	(4,454)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	JPMorgan Chase	4/21/16	5,188	$5,652	$5,821	$(169)
European Euro	Barclays Bank	4/22/16	16,935	18,336	19,003	(667)
European Euro	Barclays Bank	4/29/16	11,783	12,878	13,224	(346)
European Euro	State Street	4/29/16	380,000	418,494	426,479	(7,985)
European Euro	Barclays Bank	5/5/16	228,900	257,415	256,938	477
European Euro	Barclays Bank	5/9/16	112,000	125,485	125,732	(247)
European Euro	Barclays Bank	5/18/16	266,076	305,615	298,770	6,845
European Euro	JPMorgan Chase	5/20/16	327,027	375,334	367,230	8,104
European Euro	Barclays Bank	5/23/16	363,741	407,945	408,490	(545)
European Euro	Deutsche Bank	5/23/16	130,000	145,668	145,993	(325)
European Euro	Barclays Bank	5/26/16	75,988	88,509	85,343	3,166
European Euro	JPMorgan Chase	5/26/16	172,504	193,380	193,741	(361)
European Euro	Barclays Bank	5/31/16	72,758	79,353	81,726	(2,373)
European Euro	Barclays Bank	6/6/16	237,868	264,610	267,230	(2,620)
European Euro	HSBC Bank	6/6/16	1,113,075	1,261,826	1,250,472	11,354
European Euro	Deutsche Bank	6/13/16	285,500	323,443	320,801	2,642
European Euro	Deutsche Bank	6/15/16	124,000	141,303	139,339	1,964
European Euro	Barclays Bank	6/22/16	28,929	33,221	32,514	707
European Euro	Deutsche Bank	6/22/16	420,000	482,328	472,043	10,285
European Euro	Morgan Stanley	7/18/16	277,000	305,808	311,537	(5,729)
European Euro	Morgan Stanley	7/22/16	366,000	400,093	411,677	(11,584)
European Euro	Deutsche Bank	7/25/16	93,795	103,431	105,509	(2,078)
European Euro	Citibank	7/28/16	60,360	66,652	67,904	(1,252)
European Euro	Barclays Bank	7/29/16	19,995	22,282	22,494	(212)
European Euro	Deutsche Bank	7/29/16	9,978	11,167	11,226	(59)
European Euro	JPMorgan Chase	7/29/16	380,000	423,810	427,503	(3,693)
European Euro	Barclays Bank	8/5/16	97,592	107,730	109,812	(2,082)
European Euro	Citibank	8/5/16	380,000	420,337	427,582	(7,245)
European Euro	HSBC Bank	8/5/16	380,000	419,482	427,582	(8,100)
European Euro	JPMorgan Chase	8/5/16	269,500	297,535	303,246	(5,711)
European Euro	Citibank	8/10/16	44,168	48,512	49,705	(1,193)
European Euro	Deutsche Bank	8/11/16	180,000	198,710	202,571	(3,861)
European Euro	JPMorgan Chase	8/11/16	239,500	263,570	269,532	(5,962)
European Euro	Morgan Stanley	8/15/16	66,000	74,518	74,284	234
European Euro	Morgan Stanley	8/17/16	66,000	73,999	74,288	(289)
European Euro	Barclays Bank	8/18/16	237,000	265,316	266,767	(1,451)
European Euro	JPMorgan Chase	8/22/16	263,000	292,947	296,064	(3,117)
European Euro	Deutsche Bank	8/31/16	28,980	32,776	32,631	145
European Euro	JPMorgan Chase	9/6/16	1,125,000	1,274,664	1,266,934	7,730
Japanese Yen	Deutsche Bank	10/7/15	399,565,980	3,656,015	3,331,407	324,608
Japanese Yen	Standard Charter	10/7/15	329,300,000	3,039,925	2,745,560	294,365
Japanese Yen	HSBC Bank	10/9/15	163,800,000	1,520,221	1,365,728	154,493
Japanese Yen	Barclays Bank	10/13/15	82,900,000	769,901	691,238	78,663
Japanese Yen	Deutsche Bank	10/13/15	81,800,000	760,152	682,066	78,086
Japanese Yen	Morgan Stanley	10/16/15	68,447,040	572,577	570,748	1,829
Japanese Yen	JPMorgan Chase	10/19/15	33,615,000	318,032	280,311	37,721
Japanese Yen	JPMorgan Chase	10/20/15	63,490,000	600,520	529,441	71,079
Japanese Yen	Barclays Bank	10/22/15	26,770,000	251,574	223,240	28,334
Japanese Yen	Deutsche Bank	10/28/15	20,662,500	192,523	172,322	20,201
Japanese Yen	JPMorgan Chase	11/5/15	91,650,000	825,862	764,423	61,439
Japanese Yen	Barclays Bank	11/6/15	536,000,000	4,752,193	4,470,658	281,535
Japanese Yen	Citibank	11/12/15	99,753,000	870,469	832,080	38,389
Japanese Yen	HSBC Bank	11/12/15	3,336,000	29,243	27,827	1,416
Japanese Yen	JPMorgan Chase	11/12/15	36,450,000	320,265	304,044	16,221
Japanese Yen	Goldman Sachs	11/13/15	7,475,000	62,465	62,353	112
Japanese Yen	New York Global Securities	11/13/15	5,588,000	46,692	46,612	80
Japanese Yen	Citibank	11/16/15	5,587,000	46,687	46,606	81
Japanese Yen	Deutsche Bank	11/16/15	45,848,000	399,738	382,456	17,282
Japanese Yen	Bank of America	11/18/15	84,777,550	714,283	707,217	7,066
Japanese Yen	Deutsche Bank	11/18/15	6,194,000	53,406	51,671	1,735
Japanese Yen	Citibank	11/19/15	7,667,000	66,206	63,959	2,247
Japanese Yen	Citibank	11/20/15	8,613,000	74,314	71,852	2,462
Japanese Yen	HSBC Bank	11/24/15	1,616,000	13,824	13,482	342
Japanese Yen	Goldman Sachs	12/1/15	48,990,000	395,537	408,766	(13,229)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	HSBC Bank	12/9/15	76,900,000	$614,193	$641,855	$(27,662)
Japanese Yen	Morgan Stanley	12/16/15	41,392,500	350,514	345,587	4,927
Japanese Yen	Deutsche Bank	12/21/15	69,210,000	592,450	577,954	14,496
Japanese Yen	HSBC Bank	12/21/15	69,320,000	592,732	578,873	13,859
Japanese Yen	Barclays Bank	12/22/15	34,730,000	293,720	290,033	3,687
Japanese Yen	Citibank	12/22/15	54,180,000	458,841	452,461	6,380
Japanese Yen	Deutsche Bank	1/7/16	5,989,000	50,284	50,039	245
Japanese Yen	Goldman Sachs	1/8/16	23,997,000	202,652	200,503	2,149
Japanese Yen	Deutsche Bank	1/13/16	26,073,000	215,373	217,872	(2,499)
Japanese Yen	Citibank	1/14/16	1,520,000	12,821	12,702	119
Japanese Yen	Standard Charter	1/14/16	4,550,000	38,618	38,022	596
Japanese Yen	Barclays Bank	1/15/16	101,530,000	864,137	848,446	15,691
Japanese Yen	JPMorgan Chase	1/15/16	66,000,000	559,626	551,536	8,090
Japanese Yen	HSBC Bank	1/19/16	5,640,000	45,944	47,135	(1,191)
Japanese Yen	New York Global Securities	1/19/16	7,340,000	59,453	61,343	(1,890)
Japanese Yen	JPMorgan Chase	1/20/16	33,615,000	289,314	280,938	8,376
Japanese Yen	Deutsche Bank	1/22/16	38,540,000	311,913	322,113	(10,200)
Japanese Yen	Goldman Sachs	1/27/16	7,610,000	65,057	63,611	1,446
Japanese Yen	JPMorgan Chase	1/27/16	40,100,000	324,253	335,188	(10,935)
Japanese Yen	HSBC Bank	1/28/16	9,353,364	79,931	78,185	1,746
Japanese Yen	Deutsche Bank	1/29/16	128,714,781	1,100,179	1,075,950	24,229
Japanese Yen	JPMorgan Chase	2/8/16	100,100,000	858,086	836,938	21,148
Japanese Yen	Societe Generale	2/8/16	100,170,000	858,539	837,523	21,016
Japanese Yen	Barclays Bank	2/9/16	100,180,000	858,617	837,625	20,992
Japanese Yen	Citibank	2/9/16	5,590,000	47,924	46,739	1,185
Japanese Yen	JPMorgan Chase	2/9/16	100,400,000	860,215	839,464	20,751
Japanese Yen	Citibank	2/12/16	35,630,000	286,668	297,929	(11,261)
Japanese Yen	Deutsche Bank	2/12/16	2,240,000	18,030	18,730	(700)
Japanese Yen	Goldman Sachs	2/12/16	3,771,000	32,000	31,532	468
Japanese Yen	HSBC Bank	2/12/16	53,860,000	457,220	450,364	6,856
Japanese Yen	JPMorgan Chase	2/12/16	53,831,000	456,983	450,121	6,862
Japanese Yen	Citibank	2/16/16	71,350,000	600,140	596,663	3,477
Japanese Yen	JPMorgan Chase	2/16/16	35,730,000	301,525	298,792	2,733
Japanese Yen	Goldman Sachs	2/17/16	36,744,860	311,585	307,285	4,300
Japanese Yen	JPMorgan Chase	2/17/16	37,560,000	317,932	314,102	3,830
Japanese Yen	Barclays Bank	2/25/16	17,870,000	151,412	149,467	1,945
Japanese Yen	HSBC Bank	2/25/16	4,020,000	34,078	33,624	454
Japanese Yen	Barclays Bank	2/26/16	35,700,000	300,771	298,606	2,165
Japanese Yen	Deutsche Bank	2/29/16	11,991,000	101,498	100,303	1,195
Japanese Yen	JPMorgan Chase	3/3/16	9,700,000	81,858	81,145	713
Japanese Yen	HSBC Bank	3/4/16	4,600,000	38,696	38,482	214
Japanese Yen	Barclays Bank	3/9/16	64,145,400	537,835	536,674	1,161
Japanese Yen	Citibank	3/16/16	2,260,084	18,815	18,912	(97)
Japanese Yen	JPMorgan Chase	3/16/16	44,142,850	367,618	369,379	(1,761)
Japanese Yen	Citibank	3/22/16	46,322,000	385,131	387,665	(2,534)
Japanese Yen	Morgan Stanley	3/22/16	7,060,000	58,690	59,085	(395)
Japanese Yen	Deutsche Bank	3/24/16	20,538,000	171,050	171,888	(838)
Japanese Yen	Barclays Bank	3/28/16	25,522,830	215,463	213,627	1,836
Japanese Yen	JPMorgan Chase	3/29/16	2,255,332	18,764	18,878	(114)
Japanese Yen	Citibank	4/13/16	3,500,000	29,298	29,309	(11)
Japanese Yen	Barclays Bank	4/18/16	32,710,000	276,232	273,956	2,276
Japanese Yen	JPMorgan Chase	4/21/16	44,080,000	373,825	369,216	4,609
Japanese Yen	Citibank	5/18/16	84,652,200	715,935	709,624	6,311
Japanese Yen	Bank of America	5/19/16	84,522,875	710,670	708,561	2,109
Japanese Yen	Barclays Bank	5/19/16	84,752,500	712,445	710,486	1,959
Japanese Yen	HSBC Bank	5/19/16	84,820,600	716,481	711,057	5,424
Japanese Yen	JPMorgan Chase	5/20/16	5,564,000	46,848	46,645	203
Japanese Yen	Citibank	6/8/16	51,300,000	416,411	430,309	(13,898)
Japanese Yen	Barclays Bank	6/10/16	60,420,000	486,567	506,838	(20,271)
Japanese Yen	Citibank	6/10/16	95,140,000	766,794	798,090	(31,296)
Japanese Yen	HSBC Bank	6/10/16	64,350,000	519,098	539,805	(20,707)
Japanese Yen	Deutsche Bank	6/13/16	21,300,000	172,965	178,693	(5,728)
Japanese Yen	JPMorgan Chase	6/13/16	59,620,000	483,668	500,172	(16,504)
Japanese Yen	Citibank	6/16/16	2,416,000	19,698	20,270	(572)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	JPMorgan Chase	6/16/16	25,100,000	$204,551	$210,591	$(6,040)
Japanese Yen	Deutsche Bank	6/22/16	69,330,000	567,349	581,789	(14,440)
Japanese Yen	Barclays Bank	6/30/16	16,411,000	133,844	137,747	(3,903)
Japanese Yen	Citibank	7/25/16	74,785,000	608,018	628,184	(20,166)
Japanese Yen	JPMorgan Chase	7/25/16	115,000,000	934,807	965,985	(31,178)
Japanese Yen	Morgan Stanley	7/25/16	50,187,445	408,322	421,568	(13,246)
Japanese Yen	Barclays Bank	7/29/16	8,700,000	71,225	73,088	(1,863)
Japanese Yen	Citibank	8/8/16	46,922,100	381,589	394,304	(12,715)
Japanese Yen	Citibank	8/10/16	2,240,000	18,133	18,825	(692)
Japanese Yen	Barclays Bank	8/12/16	2,240,000	18,161	18,826	(665)
Japanese Yen	JPMorgan Chase	8/26/16	4,000,000	33,953	33,632	321
Japanese Yen	JPMorgan Chase	8/31/16	22,800,000	190,793	191,729	(936)
Japanese Yen	Barclays Bank	9/20/16	2,251,755	18,885	18,947	(62)
Korean Won	Bank of America	11/12/15	2,651,283	2,269	2,235	34
Korean Won	Bank of America	11/12/15	353,478,150	302,187	298,035	4,152
Korean Won	Credit Suisse First Boston	11/12/15	4,899,270	4,194	4,131	63
Korean Won	Credit Suisse First Boston	11/12/15	383,610,476	328,617	323,441	5,176
Korean Won	HSBC Bank	11/12/15	692,113,164	590,445	583,555	6,890
Korean Won	Bank of America	2/12/16	170,373,113	144,444	143,487	957
Korean Won	Credit Suisse First Boston	2/12/16	36,639,955	31,127	30,858	269
Korean Won	Credit Suisse First Boston	2/12/16	21,810,908	18,648	18,369	279
Korean Won	HSBC Bank	2/12/16	723,952,063	615,665	609,708	5,957
Singapore Dollar	HSBC Bank	11/9/15	3,474,156	2,455,390	2,439,197	16,193
Singapore Dollar	HSBC Bank	11/12/15	123,000	86,919	86,349	570
Singapore Dollar	HSBC Bank	11/18/15	77,000	54,403	54,045	358
Singapore Dollar	HSBC Bank	11/19/15	167,000	117,988	117,211	777
Singapore Dollar	HSBC Bank	12/22/15	190,000	134,104	133,203	901
Singapore Dollar	Barclays Bank	2/12/16	34,819	24,734	24,374	360
Singapore Dollar	Deutsche Bank	2/26/16	172,000	122,189	120,354	1,835
Singapore Dollar	Deutsche Bank	3/14/16	246,000	174,697	172,052	2,645
Singapore Dollar	HSBC Bank	3/14/16	499,540	351,799	349,377	2,422
Singapore Dollar	HSBC Bank	3/16/16	215,700	151,884	150,851	1,033
Singapore Dollar	Barclays Bank	8/17/16	103,000	72,810	71,802	1,008
Singapore Dollar	HSBC Bank	8/17/16	77,000	53,950	53,678	272

				$144,602,714	$140,245,531	$4,357,183

Long Contracts:
Brazilian Real	Deutsche Bank	10/30/15	435,000	$159,985	$108,593	$(51,392)
British Pound	Bank of America	2/19/16	125,563	190,927	189,810	(1,117)
British Pound	Barclays Bank	2/19/16	41,145	64,473	62,198	(2,275)
British Pound	Credit Suisse First Boston	2/19/16	208,636	327,632	315,389	(12,243)
British Pound	Credit Suisse First Boston	2/19/16	167,175	261,743	252,713	(9,030)
British Pound	Deutsche Bank	2/19/16	39,768	60,930	60,116	(814)
British Pound	HSBC Bank	2/19/16	139,928	220,459	211,525	(8,934)
British Pound	State Street Bank	2/19/16	209,377	326,883	316,509	(10,374)
Chilean Peso	Deutsche Bank	10/1/15	223,294,000	316,305	320,931	4,626
Chilean Peso	Deutsche Bank	10/6/15	31,948,000	46,121	45,892	(229)
Chilean Peso	Deutsche Bank	10/7/15	9,164,000	14,360	13,162	(1,198)
Chilean Peso	Deutsche Bank	10/15/15	81,375,000	125,753	116,794	(8,959)
Chilean Peso	Deutsche Bank	10/21/15	975,000	1,427	1,399	(28)
Chilean Peso	Morgan Stanley	10/23/15	20,580,000	30,570	29,516	(1,054)
Chilean Peso	Deutsche Bank	10/26/15	1,530,000	2,226	2,194	(32)
Chilean Peso	Deutsche Bank	10/28/15	59,668,000	84,391	85,536	1,145
Chilean Peso	Deutsche Bank	11/2/15	111,647,000	157,604	159,974	2,370
Chilean Peso	Barclays Bank	11/5/15	4,400,000	6,440	6,303	(137)
Chilean Peso	Deutsche Bank	11/6/15	25,345,000	37,097	36,302	(795)
Chilean Peso	Morgan Stanley	11/9/15	6,450,000	9,352	9,236	(116)
Chilean Peso	Citibank	11/10/15	497,000	721	712	(9)
Chilean Peso	Morgan Stanley	11/10/15	11,190,000	16,201	16,022	(179)
Chilean Peso	Deutsche Bank	11/12/15	42,797,000	62,185	61,265	(920)
Chilean Peso	Deutsche Bank	11/13/15	19,548,500	28,307	27,981	(326)
Chilean Peso	Deutsche Bank	11/16/15	81,868,000	119,226	117,152	(2,074)
Chilean Peso	Morgan Stanley	11/17/15	320,797,200	464,215	459,013	(5,202)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Chilean Peso	Barclays Bank	11/19/15	155,909,000	$224,327	$223,041	$(1,286)
Chilean Peso	Deutsche Bank	11/23/15	4,400,000	6,383	6,292	(91)
Chilean Peso	JPMorgan Chase	11/27/15	3,900,000	5,510	5,575	65
Chilean Peso	Deutsche Bank	11/30/15	4,970,000	7,210	7,103	(107)
Chilean Peso	Barclays Bank	12/2/15	12,000,000	17,158	17,146	(12)
Chilean Peso	Morgan Stanley	12/2/15	2,500,000	3,561	3,572	11
Chilean Peso	JPMorgan Chase	12/4/15	990,530,400	1,422,358	1,415,045	(7,313)
Chilean Peso	Deutsche Bank	12/11/15	19,548,500	28,225	27,908	(317)
Chilean Peso	Deutsche Bank	12/17/15	990,000	1,426	1,413	(13)
Chilean Peso	JPMorgan Chase	12/21/15	7,300,000	10,625	10,412	(213)
European Euro	Barclays Bank	10/16/15	1,110,000	1,317,259	1,240,505	(76,754)
European Euro	Bank of America	11/18/15	23,565	26,019	26,349	330
European Euro	Bank of America	11/18/15	82,185	91,666	91,895	229
European Euro	Bank of America	11/18/15	14,367	15,851	16,065	214
European Euro	Bank of America	11/18/15	32,841	36,910	36,721	(189)
European Euro	Bank of America	11/18/15	794,955	887,807	888,882	1,075
European Euro	Bank of America	11/18/15	41,562	46,549	46,473	(76)
European Euro	Bank of America	11/18/15	27,153	30,365	30,361	(4)
European Euro	Bank of America	11/18/15	10,173	11,297	11,375	78
European Euro	Barclays Bank	11/18/15	35,394	39,394	39,576	182
European Euro	Barclays Bank	11/18/15	79,863	89,295	89,299	4
European Euro	Credit Suisse First Boston	11/18/15	28,734	31,731	32,129	398
European Euro	Credit Suisse First Boston	11/18/15	135,516	156,076	151,528	(4,548)
European Euro	Credit Suisse First Boston	11/18/15	47,192	52,570	52,768	198
European Euro	Credit Suisse First Boston	11/18/15	222,106	246,972	248,348	1,376
European Euro	Credit Suisse First Boston	11/18/15	128,532	143,885	143,719	(166)
European Euro	Credit Suisse First Boston	11/18/15	21,894	24,592	24,481	(111)
European Euro	Credit Suisse First Boston	11/18/15	82,185	91,624	91,895	271
European Euro	Deutsche Bank	11/18/15	23,565	26,014	26,349	335
European Euro	Deutsche Bank	11/18/15	361,938	408,634	404,703	(3,931)
European Euro	Deutsche Bank	11/18/15	61,640	68,721	68,923	202
European Euro	Deutsche Bank	11/18/15	6,766	7,703	7,566	(137)
European Euro	HSBC Bank	11/18/15	22,864	25,275	25,565	290
European Euro	HSBC Bank	11/18/15	415,510	467,502	464,604	(2,898)
European Euro	HSBC Bank	11/18/15	32,841	36,943	36,721	(222)
European Euro	State Street Bank	11/18/15	22,863	25,261	25,565	304
European Euro	State Street Bank	11/18/15	6,767	7,714	7,567	(147)
European Euro	State Street Bank	11/18/15	67,803	75,575	75,814	239
European Euro	State Street Bank	11/18/15	635,039	709,855	710,072	217
Indian Rupee	HSBC Bank	10/8/15	258,409,000	3,949,999	3,931,334	(18,665)
Indian Rupee	JPMorgan Chase	10/19/15	5,537,000	84,844	84,069	(775)
Indian Rupee	Deutsche Bank	10/20/15	8,080,848	125,654	122,670	(2,984)
Indian Rupee	Deutsche Bank	10/27/15	4,760,000	73,760	72,166	(1,594)
Indian Rupee	JPMorgan Chase	10/27/15	26,253,400	406,690	398,027	(8,663)
Indian Rupee	JPMorgan Chase	10/29/15	138,043,500	223,569	219,602	(3,967)
Indian Rupee	Deutsche Bank	10/30/15	15,866,666	241,775	240,422	(1,353)
Indian Rupee	Deutsche Bank	11/6/15	7,933,333	121,883	120,052	(1,831)
Indian Rupee	JPMorgan Chase	11/10/15	5,537,000	85,705	83,725	(1,980)
Indian Rupee	HSBC Bank	11/13/15	8,549,600	131,324	129,205	(2,119)
Indian Rupee	JPMorgan Chase	11/19/15	26,253,400	397,042	396,301	(741)
Indian Rupee	JPMorgan Chase	12/3/15	5,537,000	82,212	83,367	1,155
Indian Rupee	Citibank	12/11/15	25,456,000	376,791	382,762	5,971
Indian Rupee	HSBC Bank	12/21/15	8,645,260	127,983	129,774	1,791
Korean Won	Bank of America	11/12/15	63,078,732	52,807	53,185	378
Korean Won	Credit Suisse First Boston	11/12/15	18,364,050	15,568	15,484	(84)
Korean Won	Credit Suisse First Boston	11/12/15	32,349,474	27,056	27,275	219
Korean Won	HSBC Bank	11/12/15	98,756,741	82,601	83,267	666
Korean Won	HSBC Bank	11/12/15	31,876,998	26,976	26,877	(99)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Mexican Peso	Deutsche Bank	10/14/15	19,592,000	1,432,583	1,157,757	(274,826)
Mexican Peso	Citibank	10/22/15	6,418,829	463,554	379,051	(84,503)
Mexican Peso	HSBC Bank	11/9/15	27,672,950	1,991,003	1,631,822	(359,181)
Mexican Peso	Citibank	12/11/15	6,074,470	400,212	357,312	(42,900)
Mexican Peso	Citibank	12/15/15	2,384,400	151,931	140,210	(11,721)
Mexican Peso	Citibank	12/17/15	9,827,000	650,552	577,763	(72,789)
Mexican Peso	HSBC Bank	12/17/15	5,003,000	331,000	294,144	(36,856)
Mexican Peso	Citibank	12/18/15	4,161,750	275,479	244,664	(30,815)
Mexican Peso	HSBC Bank	12/18/15	3,143,000	207,504	184,773	(22,731)
Mexican Peso	Citibank	1/11/16	2,307,560	143,791	135,395	(8,396)
Mexican Peso	Citibank	1/20/16	2,130,000	143,434	124,885	(18,549)
Mexican Peso	HSBC Bank	1/28/16	99,680,000	6,673,584	5,840,569	(833,015)
Mexican Peso	Citibank	3/11/16	1,070,200	67,218	62,487	(4,731)
Mexican Peso	HSBC Bank	3/11/16	10,223,640	642,754	596,936	(45,818)
Mexican Peso	Citibank	3/14/16	5,352,400	333,452	312,438	(21,014)
Mexican Peso	JPMorgan Chase	3/14/16	28,297,935	1,763,001	1,651,850	(111,151)
Mexican Peso	Citibank	3/18/16	4,998,700	313,713	291,696	(22,017)
Mexican Peso	Citibank	3/23/16	2,637,800	168,240	153,864	(14,376)
Mexican Peso	HSBC Bank	5/20/16	51,197,819	3,310,774	2,971,750	(339,024)
Mexican Peso	Citibank	6/6/16	2,731,280	171,752	158,306	(13,446)
Mexican Peso	Citibank	6/8/16	2,728,000	170,772	158,089	(12,683)
Mexican Peso	Citibank	6/13/16	2,789,560	175,853	161,587	(14,266)
Mexican Peso	Citibank	6/22/16	2,146,000	137,063	124,213	(12,850)
Mexican Peso	Citibank	7/8/16	3,689,235	227,766	213,245	(14,521)
Mexican Peso	Citibank	7/11/16	1,506,225	92,526	87,041	(5,485)
Mexican Peso	HSBC Bank	9/6/16	11,644,900	666,661	669,642	2,981
Singapore Dollar	HSBC Bank	10/21/15	252,000	179,750	177,030	(2,720)
Singapore Dollar	JPMorgan Chase	10/27/15	1,750,000	1,294,436	1,229,177	(65,259)
Singapore Dollar	HSBC Bank	11/9/15	3,474,156	2,597,306	2,439,197	(158,109)
Singapore Dollar	HSBC Bank	11/12/15	123,000	88,687	86,349	(2,338)
Singapore Dollar	Citibank	11/16/15	260,154	194,479	182,611	(11,868)
Singapore Dollar	JPMorgan Chase	11/16/15	290,846	217,626	204,155	(13,471)
Singapore Dollar	HSBC Bank	11/18/15	77,000	54,769	54,045	(724)
Singapore Dollar	Deutsche Bank	11/19/15	77,000	58,069	54,044	(4,025)
Singapore Dollar	HSBC Bank	11/19/15	167,000	126,057	117,211	(8,846)
Singapore Dollar	Deutsche Bank	11/30/15	132,000	98,244	92,612	(5,632)
Singapore Dollar	JPMorgan Chase	12/14/15	156,000	115,933	109,397	(6,536)
Singapore Dollar	HSBC Bank	12/22/15	190,000	140,769	133,203	(7,566)
Singapore Dollar	JPMorgan Chase	1/25/16	348,966	253,775	244,404	(9,371)
Singapore Dollar	Barclays Bank	2/12/16	34,819	25,041	24,374	(667)
Singapore Dollar	Deutsche Bank	2/24/16	77,000	54,637	53,882	(755)
Singapore Dollar	Deutsche Bank	2/26/16	172,000	121,007	120,354	(653)
Singapore Dollar	Deutsche Bank	3/14/16	246,000	172,874	172,052	(822)
Singapore Dollar	HSBC Bank	3/14/16	499,540	352,596	349,377	(3,219)
Singapore Dollar	HSBC Bank	3/16/16	215,700	152,261	150,851	(1,410)
Singapore Dollar	Barclays Bank	8/17/16	103,000	73,221	71,802	(1,419)
Singapore Dollar	HSBC Bank	8/17/16	77,000	54,746	53,678	(1,068)

				$44,228,069	$41,260,420	$(2,967,649)

At September 30, 2015, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Indian Rupee/European Euro	JPMorgan Chase	123,553,500 INR	1,700,113 EUR	1,895,418	1,867,557	$(27,861)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Indonesian Rupiah/Australian Dollar	JPMorgan Chase	25,980,000,000 IDR	2,361,818 AUD	$1,800,416	$1,793,049	$(7,367)
Indonesian Rupiah/Australian Dollar	JPMorgan Chase	11,380,000,000 IDR	1,036,713 AUD	789,455	784,573	(4,882)
Korean Won/European Euro	Deutsche Bank	316,000,000 KRW	253,408 EUR	284,836	266,593	(18,243)
Korean Won/European Euro	HSBC Bank	317,000,000 KRW	235,942 EUR	265,268	267,443	2,175
Korean Won/European Euro	JPMorgan Chase	787,640,500 KRW	608,734 EUR	727,092	711,180	(15,912)
Korean Won/European Euro	JPMorgan Chase	2,061,529,000 KRW	1,600,641 EUR	1,901,867	1,846,575	(55,292)
Malaysian Ringgit/European Euro	JPMorgan Chase	8,549,000 MYR	1,947,824 EUR	2,322,151	2,074,041	(248,110)
Malaysian Ringgit/European Euro	JPMorgan Chase	1,158,000 MYR	365,639 EUR	406,745	349,683	(57,062)

				$10,393,248	$9,960,694	$(432,554)

Centrally Cleared Interest Rate Swap Agreements

At September 30, 2015, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)		Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	0.926	10/17/17	Citibank	9,940,000	USD	(32,571)	(32,571)
Pay	3-Month U.S. Dollar LIBOR BBA	3.018	8/22/23	JPMorgan Chase	3,910,000	USD	(350,622)	(350,622)
Pay	3-Month U.S. Dollar LIBOR BBA	2.731	7/7/24	Citibank	1,840,000	USD	(89,123)	(89,123)
Pay	3-Month U.S. Dollar LIBOR BBA	1.914	1/22/25	JPMorgan Chase	3,430,000	USD	11,426	11,426
Pay	3-Month U.S. Dollar LIBOR BBA	1.970	1/23/25	Citibank	4,290,000	USD	(6,195)	(6,195)
Pay	3-Month U.S. Dollar LIBOR BBA	1.973	1/27/25	Citibank	2,530,000	USD	(4,168)	(4,168)
Pay	3-Month U.S. Dollar LIBOR BBA	1.937	1/29/25	Citibank	640,000	USD	946	946
Pay	3-Month U.S. Dollar LIBOR BBA	1.942	1/30/25	Citibank	540,000	USD	609	609
Pay	3-Month U.S. Dollar LIBOR BBA	1.817	2/3/25	Citibank	840,000	USD	10,162	10,162
Pay	3-Month U.S. Dollar LIBOR BBA	1.978	3/27/25	Citibank	600,000	USD	(549)	(549)
Pay	3-Month U.S. Dollar LIBOR BBA	1.985	3/27/25	Citibank	600,000	USD	(934)	(934)
Pay	3-Month U.S. Dollar LIBOR BBA	3.848	8/22/43	JPMorgan Chase	2,230,000	USD	(607,402)	(607,402)

							(1,068,421)	(1,068,421)

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks+ (96.1%):
Aerospace & Defense (2.2%):
9,537	Boeing Co. (The)	$1,248,870
13,601	Honeywell International, Inc.	1,287,879
6,462	Raytheon Co.	706,038
402	TransDigm Group, Inc. *	85,389
10,966	United Technologies Corp.	975,864

		4,304,040

Air Freight & Logistics (0.7%):
14,853	United Parcel Service, Inc., Class B	1,465,843

Airlines (0.5%):
14,886	American Airlines Group, Inc.	578,023
7,192	United Continental Holdings, Inc. *	381,536

		959,559

Auto Components (0.2%):
1,467	Autoliv, Inc.	159,917
3,921	Cooper Tire & Rubber Co.	154,919
616	Remy International, Inc.	18,018

		332,854

Automobiles (0.5%):
53,192	Ford Motor Co.	721,816
833	Tesla Motors, Inc. *	206,917

		928,733

Banks (5.5%):
6,584	Associated Banc-Corp.	118,314
129,196	Bank of America Corp.	2,012,874
38,303	Citigroup, Inc.	1,900,212
2,290	FirstMerit Corp.	40,464
41,315	JPMorgan Chase & Co.	2,518,976
2,940	Old National Bancorp	40,954
30,908	U.S. Bancorp	1,267,537
59,933	Wells Fargo & Co.	3,077,559

		10,976,890

Beverages (2.4%):
48,802	Coca-Cola Co. (The)	1,957,936
3,643	Monster Beverage Corp. *	492,315
23,817	PepsiCo, Inc.	2,245,943

		4,696,194

Biotechnology (3.8%):
21,484	AbbVie, Inc.	1,168,944
2,940	Alexion Pharmaceuticals, Inc. *	459,787
9,641	Amgen, Inc.	1,333,543
9,155	Baxalta, Inc.	288,474
2,928	Biogen Idec, Inc. *	854,420
11,780	Celgene Corp. *	1,274,243
19,089	Gilead Sciences, Inc.	1,874,349
3,396	Vertex Pharmaceuticals, Inc. *	353,659

		7,607,419

Capital Markets (2.0%):
2,300	Affiliated Managers Group, Inc. *	393,277
25,385	Charles Schwab Corp. (The)	724,996
8,600	Eaton Vance Corp.	287,412
5,747	Goldman Sachs Group, Inc. (The)	998,598
8,841	Legg Mason, Inc.	367,874
23,272	Morgan Stanley	733,068
9,420	TD Ameritrade Holding Corp.	299,933
3,600	Waddell & Reed Financial, Inc., Class A	125,172

		3,930,330

Chemicals (1.9%):
1,193	Ashland, Inc.	120,040
3,114	Chemours Co. (The)	20,148
17,072	Dow Chemical Co. (The)	723,853
13,966	E.I. du Pont de Nemours & Co.	673,161
5,419	Eastman Chemical Co.	350,718

Shares		Fair Value
Common Stocks+, continued
Chemicals, continued
7,842	LyondellBasell Industries NV, Class A	$653,709
8,611	Monsanto Co.	734,862
6,552	Olin Corp.	110,139
2,965	Potash Corp. of Saskatchewan, Inc.	60,931
9,065	RPM International, Inc.	379,733

		3,827,294

Commercial Services & Supplies (0.6%):
4,360	ADT Corp. (The)	130,364
270	R.R. Donnelley & Sons Co.	3,931
14,687	Tyco International plc	491,428
10,925	Waste Management, Inc.	544,174

		1,169,897

Communications Equipment (1.6%):
63,891	Cisco Systems, Inc.	1,677,139
6,004	Motorola Solutions, Inc.	410,554
21,069	QUALCOMM, Inc.	1,132,037
62	Telefonaktiebolaget LM Ericsson, ADR	606

		3,220,336

Consumer Finance (0.8%):
14,326	American Express Co.	1,061,986
10,628	Discover Financial Services	552,550

		1,614,536

Containers & Packaging (0.4%):
5,475	Avery Dennison Corp.	309,721
3,090	Sonoco Products Co.	116,617
8,013	WestRock Co.	412,188

		838,526

Distributors (0.3%):
6,614	Genuine Parts Co.	548,234

Diversified Financial Services (2.3%):
26,367	Berkshire Hathaway, Inc., Class B *	3,438,256
6,339	CME Group, Inc.	587,879
3,448	FNFV Group	40,411
2,129	IntercontinentalExchange, Inc.	500,294

		4,566,840

Diversified Telecommunication Services (1.8%):
44,388	AT&T, Inc.	1,446,161
24,259	Frontier Communications Corp.	115,230
45,851	Verizon Communications, Inc.	1,994,977

		3,556,368

Electric Utilities (1.4%):
14,753	American Electric Power Co., Inc.	838,856
16,231	Duke Energy Corp.	1,167,657
2,580	Hawaiian Electric Industries, Inc.	74,020
11,174	OGE Energy Corp.	305,721
12,395	Pepco Holdings, Inc.	300,207

		2,686,461

Electrical Equipment (0.5%):
8,038	Eaton Corp. plc	412,349
10,236	Emerson Electric Co.	452,124
2,505	Hubbell, Inc., Class B	212,800

		1,077,273

Electronic Equipment, Instruments & Components (0.4%):
21,767	Corning, Inc.	372,651
6,890	TE Connectivity, Ltd.	412,642

		785,293

Energy Equipment & Services (1.4%):
9,149	Baker Hughes, Inc.	476,114
299	CARBO Ceramics, Inc.	5,678

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Energy Equipment & Services, continued
118	Diamond Offshore Drilling, Inc.	$2,041
18,879	Halliburton Co.	667,373
3,643	Patterson-UTI Energy, Inc.	47,869
21,872	Schlumberger, Ltd.	1,508,512
1,885	Seventy Seven Energy, Inc. *	2,601

		2,710,188

Food & Staples Retailing (2.3%):
20,809	CVS Health Corp.	2,007,652
14,437	Walgreens Boots Alliance, Inc.	1,199,715
20,902	Wal-Mart Stores, Inc.	1,355,286

		4,562,653

Food Products (1.4%):
2,339	Bunge, Ltd.	171,449
13,704	ConAgra Foods, Inc.	555,149
10,144	Kraft Heinz Co. (The)	715,964
32,708	Mondelez International, Inc., Class A	1,369,484

		2,812,046

Gas Utilities (0.3%):
2,161	AGL Resources, Inc.	131,907
3,605	National Fuel Gas Co.	180,179
761	ONE Gas, Inc.	34,496
3,090	WGL Holdings, Inc.	178,200

		524,782

Health Care Equipment & Supplies (1.9%):
24,794	Abbott Laboratories	997,215
8,632	Baxter International, Inc.	283,561
27,424	Boston Scientific Corp. *	450,028
620	Intuitive Surgical, Inc. *	284,940
25,125	Medtronic plc	1,681,867
2,150	ResMed, Inc.	109,564

		3,807,175

Health Care Providers & Services (2.9%):
8,401	Aetna, Inc.	919,153
4,584	Anthem, Inc.	641,760
12,110	Express Scripts Holding Co. *	980,426
6,286	HCA Holdings, Inc. *	486,285
4,541	Patterson Cos., Inc.	196,398
4,360	Quest Diagnostics, Inc.	268,009
14,524	UnitedHealth Group, Inc.	1,684,929
3,817	Universal Health Services, Inc., Class B	476,400

		5,653,360

Hotels, Restaurants & Leisure (1.2%):
596	J. Alexander’s Holdings, Inc. *	5,938
2,190	Las Vegas Sands Corp.	83,154
16,571	McDonald’s Corp.	1,632,741
2,085	Melco Crown Entertainment, Ltd., ADR	28,690
9,645	MGM Resorts International *	177,950
3,354	Restaurant Brands International, Inc.	120,476
24,726	Wendy’s Co. (The)	213,880

		2,262,829

Household Durables (0.9%):
12,888	Leggett & Platt, Inc.	531,630
14,246	Newell Rubbermaid, Inc.	565,708
10,349	Toll Brothers, Inc. *	354,350
1,085	Tupperware Brands Corp.	53,697
2,095	Whirlpool Corp.	308,510

		1,813,895

Shares		Fair Value
Common Stocks+, continued
Household Products (1.8%):
1,569	Church & Dwight Co., Inc.	$131,639
13,880	Colgate-Palmolive Co.	880,825
5,637	Kimberly-Clark Corp.	614,658
27,830	Procter & Gamble Co. (The)	2,002,091

		3,629,213

Industrial Conglomerates (2.2%):
11,734	3M Co.	1,663,529
104,013	General Electric Co.	2,623,208

		4,286,737

Insurance (2.9%):
6,580	Aflac, Inc.	382,495
11,641	Allstate Corp. (The)	677,972
17,959	American International Group, Inc.	1,020,430
6,480	Aon plc	574,193
6,020	Arthur J. Gallagher & Co.	248,506
7,165	FNF Group	254,143
9,215	Lincoln National Corp.	437,344
17,147	Marsh & McLennan Cos., Inc.	895,416
9,526	Principal Financial Group, Inc.	450,961
5,923	Travelers Cos., Inc. (The)	589,516
7,040	XL Group plc	255,693

		5,786,669

Internet & Catalog Retail (1.8%):
4,956	Amazon.com, Inc. *	2,536,926
577	Lands’ End, Inc. *	15,585
816	Priceline Group, Inc. (The) *	1,009,278

		3,561,789

Internet Software & Services (4.3%):
5,245	Akamai Technologies, Inc. *	362,220
690	Baidu, Inc., ADR *	94,812
15,012	eBay, Inc. *	366,893
26,106	Facebook, Inc., Class A *	2,346,930
2,894	Google, Inc., Class C *	1,760,767
4,106	Google, Inc., Class A *	2,621,148
625	LinkedIn Corp., Class A *	118,831
5,990	VeriSign, Inc. *	422,654
12,566	Yahoo!, Inc. *	363,283

		8,457,538

IT Services (3.8%):
13,431	Automatic Data Processing, Inc.	1,079,315
5,915	Broadridge Financial Solutions, Inc.	327,395
11,603	Cognizant Technology Solutions Corp., Class A *	726,464
9,032	Fidelity National Information Services, Inc.	605,867
682	FleetCor Technologies, Inc. *	93,857
9,893	International Business Machines Corp.	1,434,188
12,317	Paychex, Inc.	586,659
15,206	PayPal Holdings, Inc. *	471,994
27,321	Visa, Inc., Class A	1,903,181
15,190	Western Union Co.	278,888

		7,507,808

Leisure Products (0.1%):
8,412	Mattel, Inc.	177,157

Life Sciences Tools & Services (0.1%):
890	Illumina, Inc. *	156,480

Machinery (1.8%):
9,441	Caterpillar, Inc.	617,065
4,549	Cummins, Inc.	493,930
5,376	Deere & Co.	397,824
4,594	Parker Hannifin Corp.	446,996

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Machinery, continued
5,649	Pentair plc	$288,325
3,783	Snap-On, Inc.	571,006
2,595	SPX Corp.	30,932
2,595	SPX FLOW, Inc. *	89,346
5,780	Stanley Black & Decker, Inc.	560,544
3,225	Timken Co.	88,655

		3,584,623

Media (3.5%):
36,753	Comcast Corp., Class A	2,090,511
2,719	Liberty Global plc, Class A *	116,754
102	Liberty Global plc, C *	3,492
135	Liberty Global plc, A *	4,548
2,048	Liberty Global plc, Series C *	84,009
7,651	News Corp., Class B	98,086
7,496	Omnicom Group, Inc.	493,986
78,395	Sirius XM Holdings, Inc. *	293,197
3,302	Time Warner Cable, Inc., Class A	592,280
13,466	Time Warner, Inc., Class A	925,788
2,823	Time, Inc.	53,778
21,752	Walt Disney Co. (The)	2,223,054

		6,979,483

Metals & Mining (0.4%):
10,505	Freeport-McMoRan Copper & Gold, Inc.	101,793
10,008	Nucor Corp.	375,801
4,239	Southern Copper Corp.	113,266
10,369	Steel Dynamics, Inc.	178,139
505	TimkenSteel Corp.	5,111
2,295	Worthington Industries, Inc.	60,772

		834,882

Multiline Retail (0.9%):
7,993	Macy’s, Inc.	410,201
7,166	Nordstrom, Inc.	513,874
1,555	Sears Holdings Corp. *	35,143
9,615	Target Corp.	756,316

		1,715,534

Multi-Utilities (1.5%):
1,448	Alliant Energy Corp.	84,694
14,774	Ameren Corp.	624,497
22,927	CenterPoint Energy, Inc.	413,603
12,727	Consolidated Edison, Inc.	850,800
20,593	Public Service Enterprise Group, Inc.	868,200
3,885	WEC Energy Group, Inc.	202,875

		3,044,669

Oil, Gas & Consumable Fuels (5.2%):
5,109	California Resources Corp.	13,283
5,185	Cheniere Energy, Inc. *	250,436
25,373	Chevron Corp.	2,001,422
5,201	Concho Resources, Inc. *	511,258
21,524	ConocoPhillips	1,032,291
8,836	CONSOL Energy, Inc.	86,593
7,227	Continental Resources, Inc. *	209,366
51,180	Exxon Mobil Corp.	3,805,234
5,253	Gulfport Energy Corp. *	155,909
13,503	Occidental Petroleum Corp.	893,223
5,210	ONEOK, Inc.	167,762
13,201	Phillips 66	1,014,365
15,145	Southwestern Energy Co. *	192,190
903	Statoil ASA, ADR	13,148

		10,346,480

Personal Products (0.0%):
497	Herbalife, Ltd. *	27,087

Shares		Fair Value
Common Stocks+, continued
Pharmaceuticals (5.5%):
5,623	Allergan plc *	$1,528,388
22,801	Bristol-Myers Squibb Co.	1,349,819
12,178	Eli Lilly & Co.	1,019,177
20	GlaxoSmithKline plc, ADR	769
31,662	Johnson & Johnson Co.	2,955,647
33,937	Merck & Co., Inc.	1,676,148
75,247	Pfizer, Inc.	2,363,508

		10,893,456

Professional Services (0.2%):
2,080	Dun & Bradstreet Corp.	218,400
3,159	Verisk Analytics, Inc., Class A *	233,482

		451,882

Real Estate Investment Trusts (REITs) (1.6%):
16,980	American Capital Agency Corp.	317,526
32,556	Annaly Capital Management, Inc.	321,328
3,248	Care Capital Properties, Inc.	106,957
32,355	Duke Realty Corp.	616,362
7,895	Hatteras Financial Corp.	119,609
4,370	Healthcare Realty Trust, Inc.	108,595
11,610	Liberty Property Trust	365,831
5,837	Mack-Cali Realty Corp.	110,203
19,300	Senior Housing Properties Trust	312,660
12,993	Ventas, Inc.	728,387

		3,107,458

Road & Rail (0.6%):
3,700	Avis Budget Group, Inc. *	161,616
1,610	Canadian Pacific Railway, Ltd.	231,147
24,996	CSX Corp.	672,393
5,729	Hertz Global Holdings, Inc. *	95,846

		1,161,002

Semiconductors & Semiconductor Equipment (2.5%):
14,645	Advanced Micro Devices, Inc. *	25,189
6,247	Altera Corp.	312,850
4,965	Analog Devices, Inc.	280,076
23,739	Applied Materials, Inc.	348,726
56,017	Intel Corp.	1,688,352
7,699	Linear Technology Corp.	310,655
4,725	Microchip Technology, Inc.	203,600
11,149	Micron Technology, Inc. *	167,012
11,215	NVIDIA Corp.	276,450
4,477	Skyworks Solutions, Inc.	377,008
12,080	Texas Instruments, Inc.	598,202
6,355	Xilinx, Inc.	269,452

		4,857,572

Software (3.8%):
8,241	Activision Blizzard, Inc.	254,564
9,739	Adobe Systems, Inc. *	800,741
1,379	ANSYS, Inc. *	121,545
7,065	Autodesk, Inc. *	311,849
96,099	Microsoft Corp.	4,253,341
4,650	Nuance Communications, Inc. *	76,121
39,343	Oracle Corp.	1,421,069
14,155	Symantec Corp.	275,598

		7,514,828

Specialty Retail (2.9%):
370	Abercrombie & Fitch Co., Class A	7,840
6,547	American Eagle Outfitters, Inc.	102,330
5,770	Foot Locker, Inc.	415,267
5,690	Gap, Inc. (The)	162,165
19,263	Home Depot, Inc. (The)	2,224,683
5,365	L Brands, Inc.	483,547
19,355	Lowe’s Cos., Inc.	1,333,947

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Specialty Retail, continued
4,325	Tiffany & Co.	$333,977
9,693	TJX Cos., Inc. (The)	692,274

		5,756,030

Technology Hardware, Storage & Peripherals (4.4%):
67,175	Apple, Inc.	7,409,402
25,424	EMC Corp.	614,244
20,119	Hewlett-Packard Co.	515,248
4,668	Seagate Technology plc	209,126

		8,748,020

Textiles, Apparel & Luxury Goods (0.2%):
8,753	Michael Kors Holdings, Ltd. *	369,726

Thrifts & Mortgage Finance (0.1%):
15,148	New York Community Bancorp, Inc.	273,573

Tobacco (1.6%):
24,774	Altria Group, Inc.	1,347,706
14,353	Philip Morris International, Inc.	1,138,623
14,766	Reynolds American, Inc.	653,691
3,698	Vector Group, Ltd.	83,614

		3,223,634

Trading Companies & Distributors (0.1%):
2,845	GATX Corp.	125,607

Wireless Telecommunication Services (0.2%):
3,241	SBA Communications Corp., Class A *	339,462

Total Common Stocks (Cost $147,246,284)		190,158,247

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Options (0.4%):
Total Purchased Options (Cost $1,965,705)		835,573

Unaffiliated Investment Company (5.0%):
9,966,908	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	9,966,908

Total Unaffiliated Investment Company (Cost $9,966,908)		9,966,908

Total Investment Securities (Cost $159,178,897)(b)—101.5%		200,960,728
Net other assets (liabilities)—(1.5)%		(2,934,629)

Net Assets—100.0%		$198,026,099

Percentages indicated are based on net assets as of September 30, 2015.

ADR	—	American Depositary Receipt

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding options written.
(a)	The rate represents the effective yield at September 30, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Exchange-traded options purchased as of September 30, 2015 were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Put	USD	1700.00	10/16/15	155	$26,738
S&P 500 Index	Put	USD	1700.00	10/16/15	151	36,995
S&P 500 Index	Put	USD	1700.00	11/20/15	168	220,920
S&P 500 Index	Put	USD	1725.00	11/20/15	101	159,075
S&P 500 Index	Put	USD	1725.00	12/18/15	151	391,845

Total						$835,573

Exchange-traded options written as of September 30, 2015 were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Call	USD	1930.00	10/02/15	93	$(94,860)
S&P 500 Index	Call	USD	1950.00	10/09/15	116	(153,120)
S&P 500 Index	Call	USD	1900.00	10/16/15	99	(457,380)
S&P 500 Index	Call	USD	1925.00	10/16/15	118	(366,980)
S&P 500 Index	Call	USD	1950.00	10/16/15	121	(228,690)
S&P 500 Index	Call	USD	1975.00	10/16/15	102	(102,000)
S&P 500 Index	Call	USD	1900.00	11/20/15	116	(769,080)
S&P 500 Index	Call	USD	1925.00	11/20/15	110	(566,500)
S&P 500 Index	Call	USD	2000.00	11/20/15	108	(193,860)

Total						$(2,932,470)

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (97.7%):
Aerospace & Defense (1.0%):
141,652	BAE Systems plc	$961,545
47,975	Cobham plc	207,719
26,881	European Aeronautic Defence & Space Co. NV	1,596,490
16,535	Finmeccanica SpA *	207,520
35,667	Meggitt plc	257,484
82,533	Rolls-Royce Holdings plc	847,338
13,553	Safran SA	1,022,527
74,800	Singapore Technologies Engineering, Ltd.	157,048
4,546	Thales SA	316,687
8,663	Zodiac Aerospace	198,278

		5,772,636

Air Freight & Logistics (0.3%):
37,424	Bollore, Inc.	182,450
42,977	Deutsche Post AG	1,189,356
34,556	Royal Mail plc	240,230
21,397	TNT Express NV	163,005
15,800	Yamato Holdings Co., Ltd.	302,994

		2,078,035

Airlines (0.2%):
47,000	All Nippon Airways Co., Ltd.	132,184
44,000	Cathay Pacific Airways, Ltd.	82,899
10,558	Deutsche Lufthansa AG, Registered Shares *^	146,544
7,065	easyJet plc	190,372
38,496	International Consolidated Airlines Group SA *	344,018
5,370	Japan Airlines Co., Ltd.	189,597
24,606	Qantas Airways, Ltd. *	64,409
1,400	Ryanair Holdings plc, ADR	109,620
27,200	Singapore Airlines, Ltd.	204,940

		1,464,583

Auto Components (1.2%):
8,700	Aisin Sieki Co., Ltd.	292,652
30,000	Bridgestone Corp.	1,043,111
8,346	Compagnie Generale des Establissements Michelin SCA, Class B	761,524
4,918	Continental AG	1,044,592
22,500	Denso Corp.	953,999
72,386	GKN plc	294,425
5,000	Koito Manufacturing Co., Ltd.	164,011
7,600	NGK Spark Plug Co., Ltd.	174,540
6,000	NHK SPRING Co., Ltd.	58,329
4,400	NOK Corp.	95,272
5,373	Nokian Renkaat OYJ ^	174,162
11,404	Pirelli & C. SpA	190,827
5,700	Stanley Electric Co., Ltd.	114,196
33,200	Sumitomo Electric Industries, Ltd.	426,592
6,800	Sumitomo Rubber Industries, Ltd.	94,599
3,300	Toyoda Gosei Co., Ltd.	65,168
8,000	Toyota Industries Corp.	381,374
3,591	Valeo SA	486,255
4,500	Yokohama Rubber Co., Ltd. (The)	79,534

		6,895,162

Automobiles (3.7%):
14,669	Bayerische Motoren Werke AG (BMW)	1,297,841
7,600	Daihatsu Motor Co., Ltd. ^	88,225
43,384	Daimler AG	3,144,600
40,188	Fiat Chrysler Automobiles NV *	523,778
27,300	Fuji Heavy Industries, Ltd.	988,020
74,300	Honda Motor Co., Ltd.	2,215,806

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
27,200	Isuzu Motors, Ltd.	$274,119
23,500	Mazda Motor Corp.	373,128
27,000	Mitsubishi Motors Corp.	206,917
114,500	Nissan Motor Co., Ltd.	1,054,845
18,544	PSA Peugeot Citroen SA *	280,127
8,642	Renault SA	620,757
16,500	Suzuki Motor Corp.	509,888
122,900	Toyota Motor Corp.	7,229,186
1,518	Volkswagen AG	178,277
12,100	Yamaha Motor Co., Ltd.	244,075

		19,229,589

Banks (13.4%):
49,000	Aozora Bank, Ltd.	170,380
124,772	Australia & New Zealand Banking Group, Ltd.	2,389,568
103,774	Banca Monte dei Paschi di Siena SpA *	185,398
280,803	Banco Bilbao Vizcaya Argentaria SA	2,381,488
1,835,632	Banco Commercial Portugues SA *	89,351
224,149	Banco de Sabadell SA ^	411,698
15,088	Banco Popolare SC *	223,168
77,961	Banco Popular Espanol SA	284,270
646,350	Banco Santander SA	3,441,323
54,406	Bank Hapoalim BM	274,011
63,223	Bank Leumi Le-Israel Corp. *	236,266
54,800	Bank of East Asia, Ltd. (The) ^	184,884
1,260,381	Bank of Ireland *	490,623
16,000	Bank of Kyoto, Ltd. (The)	163,356
15,688	Bank of Queensland, Ltd.	128,239
52,000	Bank of Yokohama, Ltd. (The)	316,848
219,975	Bankia SA ^	285,019
29,008	Bankinter SA	213,332
757,593	Barclays plc	2,800,387
21,061	Bendigo & Adelaide Bank, Ltd.	146,979
47,902	BNP Paribas SA	2,820,508
161,000	BOC Hong Kong Holdings, Ltd.	476,275
29,000	Chiba Bank, Ltd. (The)	206,425
7,800	Chugoku Bank, Ltd. (The)	116,179
149,030	Chuo Mitsui Trust Holdings, Inc.	549,770
47,637	Commerzbank AG *	501,391
75,961	Commonwealth Bank of Australia	3,907,332
46,506	Credit Agricole SA	533,565
114,226	Criteria Caixacorp SA	440,260
31,055	Danske Bank A/S	939,436
76,200	DBS Group Holdings, Ltd.	870,806
44,278	DnB NOR ASA	577,234
12,772	Erste Group Bank AG *	371,270
31,000	Fukuoka Financial Group, Inc.	147,956
16,000	Gunma Bank, Ltd. (The)	102,333
18,000	Hachijuni Bank, Ltd. (The)	127,322
33,300	Hang Seng Bank, Ltd.	601,074
21,000	Hiroshima Bank, Ltd. (The)	121,714
53,000	Hokuhoku Financial Group, Inc.	122,004
877,234	HSBC Holdings plc	6,634,966
175,156	ING Groep NV	2,486,252
41,392	Intesa Sanpaolo	133,334
577,210	Intesa Sanpaolo SpA	2,038,247
11,000	Iyo Bank, Ltd. (The)	126,842
28,000	Joyo Bank, Ltd. (The)	147,966
11,271	KBC Groep NV	710,683
2,580,527	Lloyds Banking Group plc	2,941,235
573,600	Mitsubishi UFJ Financial Group, Inc.	3,467,189
5,321	Mizrahi Tefahot Bank, Ltd.	62,953

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,051,739	Mizuho Financial Group, Inc.	$1,975,789
118,786	National Australia Bank, Ltd.	2,519,994
41,721	Natixis	230,498
138,500	Nordea Bank AB	1,547,269
130,399	Oversea-Chinese Banking Corp., Ltd.	807,565
5,297	Raiffeisen International Bank-Holding AG *	69,395
99,487	Resona Holdings, Inc.	508,364
143,350	Royal Bank of Scotland Group plc *	684,889
26,200	Seven Bank, Ltd.	113,973
79,000	Shinsei Bank, Ltd.	163,204
25,000	Shizuoka Bank, Ltd. (The)	250,571
66,804	Skandinaviska Enskilda Banken AB, Class A	714,177
33,160	Societe Generale	1,483,190
115,534	Standard Chartered plc	1,123,019
57,969	Sumitomo Mitsui Financial Group, Inc.	2,207,009
7,200	Suruga Bank, Ltd.	134,190
66,165	Svenska Handelsbanken AB, A Shares	950,824
39,677	Swedbank AB, A Shares	877,826
43,534	UBI Banca—Unione di Banche Italiane SCPA	308,859
212,002	UniCredit SpA	1,321,145
55,473	United Overseas Bank, Ltd.	723,894
140,726	Westpac Banking Corp.	2,957,453
9,000	Yamaguchi Financial Group, Inc. ^	110,531

		68,882,737

Beverages (2.6%):
36,145	Anheuser-Busch InBev NV	3,838,786
18,400	Asahi Breweries, Ltd.	598,876
4,757	Carlsberg A/S, Class B	366,135
26,462	Coca-Cola Amatil, Ltd.	167,624
8,531	Coca-Cola HBC AG	180,862
113,599	Diageo plc	3,056,486
4,566	Heineken Holding NV	325,547
10,711	Heineken NV	866,862
37,300	Kirin Holdings Co., Ltd.	491,394
9,505	Pernod Ricard SA	959,694
1,111	Remy Cointreau SA	72,998
43,711	SABMiller plc	2,476,527
6,500	Suntory Beverage & Food, Ltd.	250,173
29,142	Treasury Wine Estates, Ltd.	134,664

		13,786,628

Biotechnology (0.4%):
4,483	Actelion, Ltd., Registered Shares	570,447
20,983	CSL, Ltd.	1,321,782
7,030	Grifols SA	290,763

		2,182,992

Building Products (0.7%):
42,000	Asahi Glass Co., Ltd.	246,551
46,737	Assa Abloy AB, Class B	839,736
22,164	Compagnie de Saint-Gobain SA	962,716
10,600	Daikin Industries, Ltd.	596,066
1,639	Geberit AG, Registered Shares	501,964
11,500	Lixil Group Corp. ^	233,917
6,500	TOTO, Ltd.	203,480

		3,584,430

Capital Markets (1.9%):
43,572	3i Group plc	308,141
44,380	Aberdeen Asset Management plc	199,570
71,230	Credit Suisse Group AG	1,714,157

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
74,300	Daiwa Securities Group, Inc.	$481,585
61,322	Deutsche Bank AG, Registered Shares	1,648,423
11,503	Hargreaves Lansdown plc	210,584
24,251	ICAP plc	168,093
25,402	Investec plc	194,683
9,814	Julius Baer Group, Ltd.	446,656
13,682	Macquarie Group, Ltd.	743,609
24,404	Mediobanca SpA	240,057
162,700	Nomura Holdings, Inc.	944,139
697	Partners Group Holding AG	236,883
10,205	Platinum Asset Management, Ltd.	48,878
9,090	SBI Holdings, Inc.	102,822
5,557	Schroders plc	236,439
164,650	UBS Group AG	3,052,088

		10,976,807

Chemicals (3.4%):
15,384	Air Liquide SA	1,822,829
8,000	Air Water, Inc.	120,663
10,828	AkzoNobel NV	703,876
2,834	Arkema, Inc.	183,888
57,000	Asahi Kasei Corp.	402,431
41,417	BASF SE ^	3,160,036
6,322	Croda International plc	259,618
14,000	Daicel Chemical Industries, Ltd.	172,238
358	EMS-Chemie Holding AG ^	147,646
6,195	Evonik Industries AG ^	207,045
2,843	Fuchs Petrolub SE	125,462
435	Givaudan SA, Registered Shares	709,021
4,200	Hitachi Chemical Co., Ltd.	58,078
78,790	Incitec Pivot, Ltd.	216,258
21,865	Israel Chemicals, Ltd.	112,785
103	Israel Corp., Ltd. (The)	24,755
8,985	Johnson Matthey plc	333,700
8,800	JSR Corp. ^	127,149
8,270	K+S AG, Registered Shares	276,388
15,000	Kaneka Corp.	110,902
10,000	Kansai Paint Co., Ltd.	136,747
7,763	Koninklijke DSM NV ^	358,427
14,100	Kuraray Co., Ltd.	176,130
3,952	Lanxess AG	184,621
8,517	Linde AG	1,379,507
57,600	Mitsubishi Chemical Holdings Corp.	302,163
16,000	Mitsubishi Gas Chemical Co., Inc.	74,021
35,000	Mitsui Chemicals, Inc. ^	112,531
6,600	Nippon Paint Holdings Co., Ltd.	115,569
7,400	Nitto Denko Corp.	444,508
10,905	Novozymes A/S, B Shares ^	476,283
3,657	OCI NV	93,797
15,601	Orica, Ltd. ^	165,206
19,000	Shin-Etsu Chemical Co., Ltd.	976,704
97	Sika AG, Bearer Shares	300,201
2,723	Solvay SA	278,293
64,000	Sumitomo Chemical Co., Ltd.	325,128
5,287	Symrise AG	317,558
4,159	Syngenta AG, Registered Shares	1,336,213
6,300	Taiyo Nippon Sanso Corp.	60,022
39,000	Teijin, Ltd.	118,746
67,000	Toray Industries, Inc.	580,743
4,424	Umicore ^	170,463
8,128	Yara International ASA	324,917

		18,083,266

Commercial Services & Supplies (0.5%):
11,031	Aggreko plc	159,077

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
12,006	Babcock International Group plc	$166,058
69,710	Brambles, Ltd.	477,807
26,000	Dai Nippon Printing Co., Ltd.	252,858
8,715	Edenred	142,541
65,671	G4S plc	229,630
6,413	ISS A/S	213,342
4,200	Park24 Co., Ltd.	79,031
9,500	SECOM Co., Ltd.	572,539
13,436	Securitas AB, B Shares	164,357
1,347	Societe BIC SA	209,371
23,000	Toppan Printing Co., Ltd.	185,631

		2,852,242

Communications Equipment (0.7%):
124,985	Alcatel-Lucent *	460,109
164,237	Nokia OYJ	1,125,098
140,106	Telefonaktiebolaget LM Ericsson, B Shares	1,380,538

		2,965,745

Construction & Engineering (0.7%):
8,709	ACS, Actividades de Construccion y Servicios SA	250,411
8,652	Bouygues SA	307,885
4,350	Cimic Group, Ltd. ^	71,915
19,626	Ferrovial SA	468,514
9,000	JGC Corp.	119,700
37,000	Kajima Corp.	197,007
3,737	Koninklijke Boskalis Westminster NV	163,579
29,000	Obayashi Corp.	247,795
28,000	Shimizu Corp.	241,046
17,017	Skanska AB, Class B	334,291
52,000	TAISEI Corp.	340,211
21,791	Vinci SA	1,385,517

		4,127,871

Construction Materials (0.6%):
33,601	Boral, Ltd.	124,489
37,522	CRH plc	992,506
32,082	Fletcher Building, Ltd.	139,778
6,405	HeidelbergCement AG	438,538
11,468	Holcim, Ltd., Registered Shares ^	602,689
1,398	Imerys SA	89,855
20,751	James Hardie Industries SE	250,381
7,784	LafargeHolcim, Ltd., Registered Shares *	406,621
49,000	Taiheiyo Cement Corp.	147,447

		3,192,304

Consumer Finance (0.1%):
18,900	ACOM Co., Ltd. *^	96,868
4,900	Aeon Credit Service Co., Ltd.	97,036
6,600	Credit Saison Co., Ltd.	120,133

		314,037

Containers & Packaging (0.1%):
53,001	Amcor, Ltd.	492,240
32,605	Rexam plc	258,423
6,400	Toyo Seikan Kaisha, Ltd.	101,726

		852,389

Distributors (0.0%):
4,888	Jardine Cycle & Carriage, Ltd.	93,333

Diversified Consumer Services (0.0%):
3,100	Benesse Holdings, Inc.	83,111

Diversified Financial Services (0.8%):
8,833	ASX, Ltd.	235,534

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
9,101	Deutsche Boerse AG	$783,392
1,776	Eurazeo	118,168
4,678	EXOR SpA	204,375
93,750	First Pacific Co., Ltd.	57,441
3,376	Groupe Bruxelles Lambert SA	254,973
49,100	Hong Kong Exchanges & Clearing, Ltd.	1,129,817
7,850	Industrivarden AB, C Shares	137,917
20,512	Investor AB, B Shares	706,193
23,600	Japan Exchange Group, Inc.	346,267
10,568	Kinnevik Investment AB, Class B	302,651
14,105	London Stock Exchange Group plc	517,591
21,900	Mitsubishi UFJ Lease & Finance Co., Ltd.	96,737
58,200	ORIX Corp.	752,927
1,526	Pargesa Holding SA	89,685
34,000	Singapore Exchange, Ltd.	168,298
1,293	Wendel	151,354

		6,053,320

Diversified Telecommunication Services (3.1%):
6,419	Belgacom SA	221,201
89,571	Bezeq Israeli Telecommunication Corp., Ltd. (The)	171,424
378,204	BT Group plc	2,406,221
141,568	Deutsche Telekom AG, Registered Shares	2,512,910
6,107	Elisa OYJ	206,707
88,030	France Telecom SA	1,331,175
110,820	HKT Trust & HKT, Ltd.	132,056
1,172	Iliad SA	237,262
19,887	Inmarsat plc	295,964
139,931	Koninklijke (Royal) KPN NV ^	524,468
34,652	Nippon Telegraph & Telephone Corp.	1,217,121
175,000	PCCW, Ltd.	90,079
353,700	Singapore Telecommunications, Ltd.	897,452
1,157	Swisscom AG, Registered Shares	578,568
34,301	TDC A/S	177,025
78,865	Telecom Corp. of New Zealand, Ltd.	150,277
273,349	Telecom Italia SpA	280,499
452,032	Telecom Italia SpA *^	555,732
28,640	Telefonica Deutschland Holding AG	174,777
202,298	Telefonica SA	2,451,715
33,033	Telenor ASA	618,139
123,406	TeliaSonera AB	665,762
201,029	Telstra Corp., Ltd.	793,384
11,577	TPG Telecom, Ltd. ^	88,469

		16,778,387

Electric Utilities (2.0%):
72,399	AusNet Services	69,528
30,000	Cheung Kong Infrastructure Holdings, Ltd.	269,104
29,100	Chubu Electric Power Co., Inc.	430,358
13,700	Chugoku Electric Power Co., Inc. (The)	189,209
89,500	CLP Holdings, Ltd.	763,297
32,496	Contact Energy, Ltd.	103,035
93,919	EDP—Energias de Portugal SA	344,238
10,741	Electricite de France	189,708
13,903	Endesa SA	292,910
323,338	Enel SpA	1,445,653
20,559	Fortum OYJ ^	304,684

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
7,100	Hokuriku Electric Power Co.	$95,717
62,500	Hongkong Electric Holdings, Ltd.	592,731
237,089	Iberdrola SA	1,577,303
32,200	Kansai Electric Power Co., Inc. (The) *	360,497
22,900	Kyushu Electric Power Co., Inc. *	249,808
31,280	Mighty River Power, Ltd.	50,307
3,926	Red Electrica Corporacion SA	326,097
44,283	Scottish & Southern Energy plc	1,004,105
7,500	Shikoku Electric Power Co., Inc.	122,715
70,604	Terna SpA	343,696
19,500	Tohoku Electric Power Co., Inc.	265,512
66,100	Tokyo Electric Power Co., Inc. (The) *	443,610

		9,833,822

Electrical Equipment (1.1%):
99,785	ABB, Ltd.	1,767,693
9,976	Alstom SA *	308,368
23,000	Fuji Electric Holdings Co., Ltd.	83,738
11,763	Legrand SA	625,339
2,100	Mabuchi Motor Co., Ltd.	91,767
90,000	Mitsubishi Electric Corp.	826,459
9,800	Nidec Corp.	675,271
3,810	OSRAM Licht AG	196,837
9,399	Prysmian SpA	194,416
25,353	Schneider Electric SA	1,421,650
10,110	Vestas Wind Systems A/S	526,965

		6,718,503

Electronic Equipment, Instruments & Components (1.2%):
7,700	ALPS Electric Co., Ltd.	218,514
13,400	Citizen Holdings Co., Ltd.	92,705
6,000	Hamamatsu Photonics K.K.	135,810
11,466	Hexagon AB, B Shares	351,018
1,295	Hirose Electric Co., Ltd.	141,439
3,200	Hitachi High-Technologies Corp.	69,511
215,100	Hitachi, Ltd.	1,087,274
4,800	IBIDEN Co., Ltd. ^	63,172
2,436	Ingenico Group	294,223
2,070	Keyence Corp.	926,933
14,400	Kyocera Corp.	660,863
9,200	Murata Manufacturing Co., Ltd.	1,194,936
16,000	Nippon Electric Glass Co., Ltd.	77,528
8,400	Omron Corp.	253,927
11,000	Shimadzu Corp.	158,981
5,300	TDK Corp.	301,504
10,900	Yaskawa Electric Corp. ^	111,347
9,500	Yokogawa Electric Corp.	99,578

		6,239,263

Energy Equipment & Services (0.2%):
16,640	AMEC plc	180,782
11,969	Petrofac, Ltd.	139,487
11,126	Saipem SpA *^	89,331
15,214	Seadrill, Ltd. *^	88,936
11,410	Subsea 7 SA *	85,867
4,715	Technip-Coflexip SA	222,748
21,314	Tenaris SA	256,442
17,003	Transocean, Ltd. ^	220,028
9,028	WorleyParsons, Ltd. ^	37,598

		1,321,219

Food & Staples Retailing (1.6%):
29,000	Aeon Co., Ltd. ^	451,509
24,305	Carrefour SA	720,231
2,351	Casino Guichard-Perrachon SA	125,192

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
3,083	Colruyt SA	$148,386
4,686	Delhaize Group	415,379
30,944	Distribuidora Internacional de Alimentacion SA	187,014
2,900	FamilyMart Co., Ltd.	132,741
3,375	ICA Gruppen AB ^	114,214
59,361	J Sainsbury plc	234,898
12,095	Jeronimo Martins SGPS SA	163,329
42,286	Koninklijke Ahold NV ^	825,244
2,800	LAWSON, Inc.	207,086
8,811	Metro AG ^	243,046
34,700	Seven & I Holdings Co., Ltd.	1,590,069
362,956	Tesco plc	1,008,381
51,419	Wesfarmers, Ltd.	1,421,673
93,885	William Morrison Supermarkets plc	236,482
56,433	Woolworths, Ltd.	986,534

		9,211,408

Food Products (3.3%):
26,000	Ajinomoto Co., Inc.	549,158
3,899	Aryzta AG	165,519
15,976	Associated British Foods plc	809,544
92	Barry Callebaut AG, Registered Shares	100,260
3,300	Calbee, Inc.	107,277
26,337	Danone SA	1,665,517
288,782	Golden Agri-Resources, Ltd.	67,134
6,948	Kerry Group plc, Class A	522,425
7,000	Kikkoman Corp.	193,204
43	Lindt & Spruengli AG	252,632
5	Lindt & Spruengli AG, Registered Shares	355,353
5,252	Meiji Holdings Co., Ltd.	386,505
144,954	Nestle SA, Registered Shares	10,919,340
9,000	Nippon Meat Packers, Inc.	184,221
9,645	Nisshin Seifun Group, Inc.	140,487
2,600	Nissin Foods Holdings Co., Ltd.	119,909
36,333	Orkla ASA, Class A	269,990
19,587	Tate & Lyle plc	174,891
3,800	Toyo Suisan Kaisha, Ltd.	144,295
301,000	WH Group, Ltd. *	149,949
82,500	Wilmar International, Ltd.	149,572
3,800	Yakult Honsha Co., Ltd. ^	190,359
5,000	Yamazaki Baking Co., Ltd. ^	77,156

		17,694,697

Gas Utilities (0.6%):
51,885	APA Group	312,237
6,986	Enagas SA	200,211
16,215	Gas Natural SDG SA	316,166
305,211	Hong Kong & China Gas Co., Ltd.	573,000
87,000	Osaka Gas Co., Ltd.	331,152
97,701	Snam Rete Gas SpA	502,748
18,000	Toho Gas Co., Ltd.	106,542
112,000	Tokyo Gas Co., Ltd.	544,506

		2,886,562

Health Care Equipment & Supplies (0.8%):
2,467	Cochlear, Ltd.	144,732
4,936	Coloplast A/S, Class B ^	350,226
9,143	Essilor International SA Compagnie Generale d’Optique	1,116,703
8,480	Getinge AB, B Shares	189,425
19,100	HOYA Corp.	627,699
13,100	Olympus Co., Ltd.	407,994
41,947	Smith & Nephew plc	733,425

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,395	Sonova Holding AG, Registered Shares ^	$308,945
6,200	Sysmex Corp.	327,889
13,700	Terumo Corp.	388,498
1,254	William Demant Holding A/S *	104,415

		4,699,951

Health Care Providers & Services (0.6%):
8,400	Alfresa Holdings Corp.	143,828
10,097	Fresenius Medical Care AG & Co., KGaA	787,266
16,949	Fresenius SE & Co. KGaA	1,136,693
49,452	Healthscope, Ltd.	88,655
6,500	Medipal Holdings Corp.	103,551
2,700	Miraca Holdings, Inc.	114,853
6,119	Ramsay Health Care, Ltd.	251,813
18,525	Ryman Healthcare, Ltd.	86,681
17,423	Sonic Healthcare, Ltd.	223,611
3,270	Suzuken Co., Ltd.	109,288

		3,046,239

Health Care Technology (0.0%):
9,100	M3, Inc.	181,563

Hotels, Restaurants & Leisure (1.1%):
9,552	Accor SA	447,118
23,475	Aristocrat Leisure, Ltd.	143,042
8,249	Carnival plc	425,714
74,108	Compass Group plc	1,182,942
15,340	Crown, Ltd.	106,859
2,307	Flight Centre, Ltd. ^	58,580
107,000	Galaxy Entertainment Group, Ltd.	274,798
256,857	Genting Singapore plc	130,990
10,487	InterContinental Hotels Group plc	362,611
2,929	McDonald’s Holdings Co., Ltd. ^	65,776
30,653	Merlin Entertainments plc	172,653
38,000	MGM China Holdings, Ltd. ^	44,239
8,700	Oriental Land Co., Ltd.	488,656
108,900	Sands China, Ltd.	331,229
51,333	Shangri-La Asia, Ltd.	44,387
86,000	SJM Holdings, Ltd. ^	61,223
4,330	Sodexo, Inc.	359,122
33,961	Tabcorp Holdings, Ltd.	111,642
66,313	Tatts Group, Ltd.	175,512
22,383	TUI AG	413,435
7,973	Whitbread plc	563,846
39,539	William Hill plc	210,153
65,200	Wynn Macau, Ltd.	74,767

		6,249,294

Household Durables (1.0%):
42,498	Barratt Developments plc	415,655
8,600	Casio Computer Co., Ltd. ^	156,913
10,232	Electrolux AB, Series B	289,586
16,881	Husqvarna AB, B Shares	110,826
6,800	Iida Group Holdings Co., Ltd.	106,521
14,600	Nikon Corp. ^	176,739
98,400	Panasonic Corp.	999,088
13,519	Persimmon plc *	411,847
1,700	Rinnai Corp.	129,973
20,000	Sekisui Chemical Co., Ltd.	210,687
27,000	Sekisui House, Ltd.	424,279
66,000	Sharp Corp. *^	75,945
57,800	Sony Corp.	1,413,470
156,947	Taylor Wimpey plc	465,539
63,500	Techtronic Industries Co., Ltd.	236,514

		5,623,582

Shares		Fair Value
Common Stocks, continued
Household Products (1.0%):
4,697	Henkel AG & Co. KGaA	$414,693
8,347	Henkel AG & Co. KGaA VORZUG	857,548
28,762	Reckitt Benckiser Group plc	2,610,316
25,867	Svenska Cellulosa AB, B Shares	725,067
16,700	Unicharm Corp.	296,374

		4,903,998

Independent Power and Renewable Electricity Producers (0.0%):
6,100	Electric Power Development Co., Ltd.	187,143
77,089	Enel Green Power SpA	146,031
56,029	Meridian Energy, Ltd. ^	75,476

		408,650

Industrial Conglomerates (1.3%):
123,244	CK Hutchison Holdings, Ltd.	1,605,035
22,000	Keihan Electric Railway Co., Ltd.	147,188
66,600	Keppel Corp., Ltd.	319,382
41,818	Koninklijke Philips Electronics NV	985,976
66,390	NWS Holdings, Ltd.	87,763
4,800	Seibu Holdings, Inc.	97,488
49,600	SembCorp Industries, Ltd.	120,749
35,728	Siemens AG, Registered Shares	3,191,788
16,833	Smiths Group plc	256,428
175,000	Toshiba Corp.	441,986

		7,253,783

Insurance (5.5%):
9,593	Admiral Group plc	218,363
79,958	AEGON NV	460,419
8,700	Ageas NV	357,097
544,200	AIA Group, Ltd.	2,833,493
20,628	Allianz SE, Registered Shares +	3,232,866
130,254	AMP, Ltd.	510,088
52,428	Assicurazioni Generali SpA	961,529
184,318	Aviva plc	1,263,298
88,847	AXA SA	2,156,771
2,231	Baloise Holding AG, Registered Shares	256,379
6,995	CNP Assurances SA	97,142
48,100	Dai-ichi Life Insurance Co., Ltd. (The)	769,327
10,252	Delta Lloyd NV	86,274
67,657	Direct Line Insurance Group plc	384,451
8,863	Gjensidige Forsikring ASA	119,541
2,639	Hannover Rueckversicherung AG, Registered Shares ^	269,784
104,127	Insurance Australia Group, Ltd.	356,093
266,280	Legal & General Group plc	961,398
48,364	MAPFRE SA	126,352
116,605	Medibank Private, Ltd.	198,267
22,811	MS&AD Insurance Group Holdings, Inc.	613,641
7,651	Muenchener Rueckversicherungs-Gesellschaft AG	1,425,227
15,025	NKSJ Holdings, Inc.	438,150
8,316	NN Group NV	238,533
222,470	Old Mutual plc	638,254
116,805	Prudential plc	2,468,904
59,892	QBE Insurance Group, Ltd.	543,586
45,636	RSA Insurance Group plc	278,575
20,690	Sampo OYJ, A Shares	1,003,346
6,720	SCOR SA	241,345
7,100	Sony Financial Holdings, Inc.	116,937
23,227	St. James Place plc	298,960
93,295	Standard Life plc	548,951
57,978	Suncorp-Metway, Ltd.	499,410

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,372	Swiss Life Holding AG, Registered Shares	$306,828
15,583	Swiss Re AG	1,339,917
26,536	T&D Holdings, Inc.	314,339
30,900	Tokio Marine Holdings, Inc.	1,156,556
4,685	Tryg A/S	91,192
44,025	UnipolSai SpA	96,012
6,845	Zurich Insurance Group AG	1,684,527

		29,962,122

Internet & Catalog Retail (0.1%):
40,500	Rakuten, Inc.	519,469

Internet Software & Services (0.2%):
7,200	Kakaku.com, Inc. ^	117,076
1,600	mixi, Inc. ^	55,042
5,744	United Internet AG, Registered Shares	290,547
60,200	Yahoo! Japan Corp. ^	229,869

		692,534

IT Services (0.6%):
20,961	Amadeus IT Holding SA	896,201
3,959	Atos Origin SA	304,023
6,955	Cap Gemini SA	619,679
23,085	Computershare, Ltd.	172,088
81,000	Fujitsu, Ltd.	353,277
2,600	Itochu Techno-Solutions Corp.	55,569
5,060	Nomura Research Institute, Ltd.	194,963
5,400	NTT Data Corp.	272,697
2,400	Otsuka Corp.	117,190

		2,985,687

Leisure Products (0.2%):
8,400	Namco Bandai Holdings, Inc.	195,668
2,000	Sankyo Co., Ltd.	71,289
7,400	Sega Sammy Holdings, Inc.	72,466
3,600	Shimano, Inc.	507,429
7,400	Yamaha Corp.	164,275

		1,011,127

Life Sciences Tools & Services (0.1%):
2,433	Lonza Group AG, Registered Shares	320,064
9,909	QIAGEN NV *^	255,560

		575,624

Machinery (2.2%):
13,395	Alfa Laval AB	219,430
14,500	AMADA Co., Ltd.	110,682
3,484	Andritz AG	157,184
17,382	Atlas Copco AB, B Shares	389,825
29,516	Atlas Copco AB, A Shares	711,789
42,241	CNH Industrial NV	275,715
9,400	FANUC Corp.	1,449,371
8,127	GEA Group AG ^	308,844
11,000	Hino Motors, Ltd.	112,376
4,300	Hitachi Construction Machinery Co., Ltd. ^	57,658
62,000	IHI Corp.	159,656
12,298	IMI plc	176,794
12,200	JTEKT Corp.	171,213
60,000	Kawasaki Heavy Industries, Ltd.	207,741
41,200	Komatsu, Ltd.	606,453
14,928	Kone OYJ, B Shares ^	568,749
49,000	Kubota Corp.	674,869
5,100	Kurita Water Industries, Ltd.	108,482
5,300	Makita Corp.	282,738
1,549	MAN AG	157,528

Shares		Fair Value
Common Stocks, continued
Machinery, continued
42,654	Melrose Industries plc	$170,853
4,769	Metso Corp. OYJ	99,315
15,000	Minebea Co., Ltd.	159,723
135,000	Mitsubishi Heavy Industries, Ltd.	605,082
5,000	Nabtesco Corp.	91,415
13,000	NGK Insulators, Ltd.	249,541
21,500	NSK, Ltd. ^	208,765
48,105	Sandvik AB	410,517
923	Schindler Holding AG, Registered Shares	135,646
1,929	Schindler Holding AG	277,814
41,200	SembCorp Marine, Ltd. ^	66,380
18,336	SKF AB, B Shares	337,921
2,400	SMC Corp.	527,187
1,052	Sulzer AG, Registered Shares ^	103,214
23,000	Sumitomo Heavy Industries, Ltd.	91,249
5,600	THK Co., Ltd.	89,116
67,605	Volvo AB, B Shares	649,194
6,237	Wartsila Corp. OYJ, Class B	247,849
9,660	Weir Group plc (The)	171,310
84,550	Yangzijiang Shipbuilding Holdings, Ltd.	67,629
8,139	Zardoya Otis SA	88,068

		11,754,885

Marine (0.3%):
170	A.P. Moeller—Maersk A/S, Class A ^	256,244
320	A.P. Moeller—Maersk A/S, Class B	493,784
2,451	Kuehne & Nagel International AG, Registered Shares ^	315,530
52,000	Mitsui O.S.K. Lines, Ltd. ^	125,047
74,000	Nippon Yusen Kabushiki Kaisha	171,738

		1,362,343

Media (1.8%):
3,855	Altice N.V., Class B *	85,994
11,565	Altice N.V., Class A *	241,958
2,263	Axel Springer AG ^	126,158
45,598	British Sky Broadcasting Group plc	721,426
9,377	Dentsu, Inc.	480,786
7,412	Eutelsat Communications SA	227,435
9,700	Hakuhodo DY Holdings, Inc.	92,512
166,838	ITV plc	622,395
3,488	JCDecaux SA	126,425
954	Kabel Deutschland Holding AG *^	124,134
5,258	Lagardere SCA	145,737
4,077	Numericable-SFR *	188,817
35,945	Pearson plc	614,234
9,963	ProSiebenSat.1 Media AG, Registered Shares	487,845
8,361	Publicis Groupe SA	571,177
2,344	REA Group, Ltd. ^	73,127
52,793	Reed Elsevier plc	905,808
44,976	RELX NV	734,242
1,679	RTL Group ^	144,519
14,578	SES Global, Class A	459,971
62,268	Singapore Press Holdings, Ltd. ^	168,342
3,093	Telenet Group Holding NV *	177,337
4,700	Toho Co., Ltd.	107,503
53,259	Vivendi Universal SA	1,260,799
13,411	Wolters Kluwer NV	413,452
58,372	WPP plc	1,215,381

		10,517,514

Metals & Mining (2.1%):
105,355	Alumina, Ltd.	83,464

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
61,183	Anglo American plc	$511,751
17,365	Antofagasta plc	131,657
46,041	ArcelorMittal	240,545
94,163	BHP Billiton plc	1,437,261
145,810	BHP Billiton, Ltd.	2,299,019
12,751	Boliden AB	199,682
63,851	Fortescue Metals Group, Ltd. ^	82,028
9,184	Fresnillo plc	82,317
549,983	Glencore International plc	766,272
9,000	Hitachi Metals, Ltd.	104,921
17,217	Iluka Resources, Ltd.	75,293
21,500	JFE Holdings, Inc.	282,744
169,000	Kobe Steel, Ltd.	183,996
1,600	Maruichi Steel Tube, Ltd. ^	36,282
52,000	Mitsubishi Materials Corp.	158,646
33,984	Newcrest Mining, Ltd. *	307,494
33,548	Nippon Steel Corp.	612,933
56,771	Norsk Hydro ASA	189,685
4,087	Randgold Resources, Ltd.	240,527
57,755	Rio Tinto plc	1,937,279
19,214	Rio Tinto, Ltd.	660,067
225,676	South32, Ltd. *	218,027
21,000	Sumitomo Metal & Mining Co., Ltd.	239,153
16,675	ThyssenKrupp AG	291,968
4,828	Voestalpine AG	166,105

		11,539,116

Multiline Retail (0.4%):
5,000	Don Quijote Co., Ltd.	189,214
23,568	Harvey Norman Holdings, Ltd. ^	64,684
15,500	Isetan Mitsukoshi Holdings, Ltd.	233,738
10,100	J. Front Retailing Co., Ltd.	164,853
74,240	Marks & Spencer Group plc	564,058
11,000	MARUI GROUP Co., Ltd.	133,078
6,368	Next plc	734,831
1,100	Ryohin Keikaku Co., Ltd.	225,239
11,000	Takashimaya Co., Ltd.	89,263

		2,398,958

Multi-Utilities (1.2%):
30,045	AGL Energy, Ltd.	337,656
222,670	Centrica plc	773,644
89,017	E.ON AG	763,603
64,466	Engie Group	1,043,835
170,714	National Grid plc	2,377,090
21,150	RWE AG ^	239,621
12,462	Suez Environnement Co.	224,132
19,513	Veolia Environnement SA	447,129

		6,206,710

Oil, Gas & Consumable Fuels (4.2%):
155,771	BG Group plc	2,245,794
820,738	BP plc	4,159,349
12,092	Caltex Australia, Ltd.	267,513
207	Delek Group, Ltd.	45,314
111,580	ENI SpA	1,755,491
16,434	Galp Energia SGPS SA	162,112
3,800	Idemitsu Kosan Co., Ltd.	58,294
42,800	INPEX Corp.	382,429
100,570	JX Holdings, Inc.	364,127
3,064	Koninklijke Vopak NV	122,493
10,926	Lundin Petroleum AB *	140,925
5,333	Neste Oil OYJ ^	122,886
6,366	OMV AG	154,737
48,478	Origin Energy, Ltd. (b)	207,504
47,181	Repsol SA ^	549,740
175,061	Royal Dutch Shell plc, A Shares	4,127,538

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
110,552	Royal Dutch Shell plc, B Shares	$2,621,811
41,342	Santos, Ltd. ^	116,068
7,400	Showa Shell Sekiyu K.K.	58,634
52,839	Statoil ASA	771,030
12,000	TonenGeneral Sekiyu K.K.	116,533
97,298	Total SA ^	4,386,321
37,817	Tullow Oil plc *	97,159
35,068	Woodside Petroleum, Ltd.	716,810

		23,750,612

Paper & Forest Products (0.2%):
15,746	Mondi plc	330,411
37,000	OYI Paper Co., Ltd.	158,921
26,161	Stora Enso OYJ, Registered Shares	198,162
23,668	UPM-Kymmene OYJ	355,562

		1,043,056

Personal Products (1.8%):
4,328	Beiersdorf AG	382,922
22,300	Kao Corp.	1,013,289
1,300	KOSE Corp.	119,094
11,224	L’Oreal SA	1,951,543
15,600	Shiseido Co., Ltd.	341,943
73,663	Unilever NV	2,964,265
58,572	Unilever plc	2,385,558

		9,158,614

Pharmaceuticals (9.8%):
95,100	Astellas Pharma, Inc.	1,234,750
56,807	AstraZeneca plc	3,604,552
37,172	Bayer AG	4,750,490
10,200	Chugai Pharmaceutical Co., Ltd.	313,976
28,200	Daiichi Sankyo Co., Ltd. ^	492,476
6,600	Dainippon Sumitomo Pharma Co., Ltd. ^	66,099
11,100	Eisai Co., Ltd.	658,467
218,738	GlaxoSmithKline plc	4,192,435
2,500	Hisamitsu Pharmaceutical Co., Inc.	83,556
11,000	Kyowa Hakko Kogyo Co., Ltd.	164,289
5,676	Merck KGaA	502,458
9,600	Mitsubishi Tanabe Pharma Corp.	169,000
102,281	Novartis AG, Registered Shares	9,424,490
88,076	Novo Nordisk A/S, B Shares ^	4,741,230
3,600	Ono Pharmaceutical Co., Ltd.	428,252
5,662	Orion OYJ, Class B	214,311
17,400	Otsuka Holdings Co., Ltd.	559,315
31,580	Roche Holding AG	8,350,870
52,905	Sanofi-Aventis SA	5,039,606
16,400	Santen Pharmaceutical Co., Ltd.	221,053
13,300	Shionogi & Co., Ltd.	478,133
26,826	Shire plc	1,830,672
1,300	Taisho Pharmaceutical Holdings Co., Ltd.	74,864
35,300	Takeda Pharmacuetical Co., Ltd.	1,556,113
38,986	Teva Pharmaceutical Industries, Ltd.	2,205,472
5,632	UCB SA	440,766

		51,797,695

Professional Services (0.6%):
7,454	Adecco SA, Registered Shares	546,732
11,419	Bureau Veritas SA	240,889
31,898	Capita Group plc	579,241
44,441	Experian plc	713,116
7,491	Intertek Group plc	276,086
5,775	Randstad Holding NV	344,575
5,900	Recruit Holdings Co., Ltd.	177,499

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
14,287	Seek, Ltd. ^	$121,190
248	SGS SA, Registered Shares ^	433,730

		3,433,058

Real Estate Investment Trusts (REITs) (1.9%):
83,800	Ascendas Real Estate Investment Trust	138,264
42,533	British Land Co. plc	540,686
85,100	CapitaCommercial Trust	80,384
116,800	CapitaMall Trust	156,069
39,111	Dexus Property Group	196,592
156,780	Federation Centres	302,774
1,424	Fonciere des Regions SA	124,009
1,564	Gecina SA	190,566
81,320	GPT Group (a)	258,526
33,596	Hammerson plc	317,570
1,483	ICADE	100,628
33	Japan Prime Realty Investment Corp.	107,145
62	Japan Real Estate Investment Corp.	286,064
106	Japan Retail Fund Investment Corp.	205,452
8,745	Klepierre	396,642
34,650	Land Securities Group plc	661,356
43,151	Liberty International plc	215,628
100,500	Link REIT (The)	553,992
77,428	Macquarie Goodman Group	318,781
169,047	Mirvac Group	204,613
69	Nippon Building Fund, Inc.	334,764
69	Nippon Prologis REIT, Inc.	125,224
159	Nomura Real Estate Master Fund, Inc.	203,207
251,836	Scentre Group	691,041
34,550	SERGO plc	224,655
108,346	Stockland Trust Group	293,379
102,700	Suntec REIT	108,333
4,484	Unibail-Rodamco SE	1,162,710
108	United Urban Investment Corp.	144,489
86,959	Westfield Corp.	609,873

		9,253,416

Real Estate Management & Development (2.1%):
4,560	AEON Mall Co., Ltd.	70,217
1,146	Azrieli Group	45,852
74,028	BGP Holdings plc *(b)	—
120,200	CapitaLand, Ltd.	227,149
121,244	Cheung Kong Property Holdings, Ltd.	888,607
20,400	City Developments, Ltd.	110,496
3,100	Daito Trust Construction Co., Ltd.	315,375
26,900	Daiwa House Industry Co., Ltd.	667,778
22,054	Deutsche Annington Immobilien SE	708,828
14,532	Deutsche Wohnen AG	388,333
168,800	Global Logistic Properties, Ltd.	242,858
103,000	Hang Lung Properties, Ltd.	231,792
51,843	Henderson Land Development Co., Ltd.	310,294
12,300	Hulic Co., Ltd.	111,510
27,000	Hysan Development Co., Ltd.	112,747
7,136	IMMOEAST AG NPV(BR) *(a)	—
31,500	Kerry Properties, Ltd.	86,580
23,524	Lend Lease Group	207,825
58,000	Mitsubishi Estate Co., Ltd.	1,188,879
42,000	Mitsui Fudosan Co., Ltd.	1,155,174
232,623	New World Development Co., Ltd.	226,372

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
5,100	Nomura Real Estate Holdings, Inc.	$102,844
6,100	NTT Urban Development Corp.	56,320
139,600	Sino Land Co., Ltd.	213,058
16,000	Sumitomo Realty & Development Co., Ltd.	511,144
77,000	Sun Hung Kai Properties, Ltd.	1,003,655
26,000	Swire Pacific, Ltd., Class A	291,734
51,600	Swire Properties, Ltd.	143,251
2,632	Swiss Prime Site AG	192,694
9,000	Tokyo Tatemono Co., Ltd.	107,809
22,800	Tokyu Fudosan Holdings Corp.	152,302
20,196	UOL Group, Ltd.	85,368
68,300	Wharf Holdings, Ltd. (The)	385,934
38,000	Wheelock & Co., Ltd.	165,341

		10,708,120

Road & Rail (1.2%):
45,040	Asciano, Ltd.	265,839
95,055	Aurizon Holdings, Ltd.	336,156
6,700	Central Japan Railway Co.	1,083,696
103,100	ComfortDelGro Corp., Ltd.	208,776
7,727	DSV A/S	289,223
14,913	East Japan Railway Co.	1,262,156
49,000	Hankyu Hanshin Holdings, Inc.	299,494
20,000	Keihin Electric Express Railway Co., Ltd.	159,568
24,000	Keio Corp.	170,926
13,000	Keisei Electric Railway Co., Ltd.	143,068
79,000	Kintetsu Corp.	284,708
64,500	MTR Corp., Ltd.	281,165
40,000	Nagoya Railroad Co., Ltd. ^	157,513
39,000	Nippon Express Co., Ltd.	186,715
32,000	Odakyu Electric Railway Co., Ltd.	288,645
43,000	Tobu Railway Co., Ltd.	185,028
51,000	Tokyu Corp.	374,775
7,500	West Japan Railway Co.	469,579

		6,447,030

Semiconductors & Semiconductor Equipment (0.7%):
62,735	ARM Holdings plc	903,935
11,000	ASM Pacific Technology, Ltd. ^	72,638
15,581	ASML Holding NV	1,365,913
49,142	Infineon Technologies AG	552,216
4,700	ROHM Co., Ltd.	210,165
26,926	STMicroelectronics NV	183,329
7,500	Tokyo Electron, Ltd.	354,541

		3,642,737

Software (0.9%):
2,200	Colopl, Inc. ^	35,479
5,641	Dassault Systemes SA	416,455
3,591	Gemalto NV	233,054
17,700	Gungho Online Enetertainment, Inc.	52,515
4,300	Konami Corp.	93,377
5,900	Nexon Co., Ltd.	79,033
2,676	NICE Systems, Ltd.	150,034
4,800	Nintendo Co., Ltd.	811,022
1,700	Oracle Corp.	71,975
46,102	Sage Group plc	348,770
44,467	SAP AG	2,876,613
4,700	Trend Micro, Inc.	166,484

		5,334,811

Specialty Retail (1.1%):
1,300	ABC-Mart, Inc.	72,649

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
41,606	Dixons Carphone plc	$267,704
1,776	Dufry AG, Registered Shares *^	208,323
2,400	Fast Retailing Co., Ltd.	974,618
43,212	Hennes & Mauritz AB, B Shares	1,580,465
800	Hikari Tsushin, Inc.	56,031
49,672	Industria de Diseno Textil SA	1,663,854
103,425	Kingfisher plc	562,307
3,300	Nitori Co., Ltd.	259,896
2,600	Sanrio Co., Ltd. ^	71,155
1,000	Shimamura Co., Ltd. ^	107,928
11,797	Sports Direct International *	135,317
10,000	USS Co., Ltd.	167,201
28,700	Yamada Denki Co., Ltd. ^	115,909

		6,243,357

Technology Hardware, Storage & Peripherals (0.6%):
9,400	Brother Industries, Ltd.	113,666
48,900	Canon, Inc.	1,416,863
20,500	Fujifilm Holdings Corp.	769,273
20,200	Konica Minolta Holdings, Inc.	213,261
119,000	NEC Corp.	366,847
29,900	Ricoh Co., Ltd. ^	302,398
12,600	Seiko Epson Corp.	178,387

		3,360,695

Textiles, Apparel & Luxury Goods (1.8%):
9,258	Adidas AG	745,121
6,600	ASICS Corp.	157,950
19,569	Burberry Group plc	406,063
2,375	Christian Dior SA	444,604
23,999	Compagnie Financiere Richemont SA, Registered Shares	1,870,283
1,201	Hermes International SA	437,216
2,871	Hugo Boss AG	321,933
3,358	Kering	549,580
244,000	Li & Fung, Ltd.	187,468
7,393	Luxottica Group SpA	513,875
12,763	LVMH Moet Hennessy Louis Vuitton SA	2,177,722
5,063	Pandora A/S	592,430
1,355	Swatch Group AG (The) ^	503,379
2,187	Swatch Group AG (The), Registered Shares	158,187
36,000	Yue Yuen Industrial Holdings, Ltd.	133,897

		9,199,708

Tobacco (1.6%):
83,794	British American Tobacco plc	4,630,228
43,451	Imperial Tobacco Group plc	2,248,564
50,000	Japan Tobacco, Inc.	1,555,586
8,749	Swedish Match AB, Class B	264,943

		8,699,321

Trading Companies & Distributors (1.1%):
21,555	Ashtead Group plc	304,175
7,024	Brenntag AG	377,970
14,586	Bunzl plc	391,450
73,600	ITOCHU Corp.	780,758
73,300	Marubeni Corp.	359,904
61,300	Mitsubishi Corp.	1,007,980
79,000	Mitsui & Co., Ltd.	889,794
185,290	Noble Group, Ltd. ^	54,215
12,472	Rexel SA	153,356
50,400	Sumitomo Corp.	486,601
9,100	Toyota Tsushu Corp.	192,239
11,340	Travis Perkins plc	338,010

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
11,668	Wolseley plc	$682,454

		6,018,906

Transportation Infrastructure (0.5%):
21,963	Abertis Infraestructuras SA ^	347,451
2,926	Aena SA *^	323,088
1,387	Aeroports de Paris	157,394
18,704	Atlantia SpA	523,637
38,527	Auckland International Airport, Ltd.	120,440
1,655	Fraport AG ^	102,055
19,780	Groupe Eurotunnel SA	269,386
239,400	Hutchison Port Holdings Trust	131,924
2,200	Japan Airport Terminal Co., Ltd. ^	95,068
10,000	Kamigumi Co., Ltd.	82,090
5,000	Mitsubishi Logistics Corp. ^	57,903
50,912	Sydney Airport	213,408
85,542	Transurban Group	598,076

		3,021,920

Water Utilities (0.1%):
10,249	Severn Trent plc	339,268
30,898	United Utilities Group plc	433,069

		772,337

Wireless Telecommunication Services (1.6%):
78,000	KDDI Corp.	1,746,976
3,147	Millicom International Cellular SA, SDR	196,935
63,500	NTT DoCoMo, Inc.	1,064,754
43,800	SoftBank Group Corp.	2,015,508
26,002	StarHub, Ltd.	63,342
13,115	Tele2 AB	127,973
1,191,796	Vodafone Group plc	3,767,867

		8,983,355

Total Common Stocks (Cost $461,092,174)		526,916,975

Preferred Stocks (0.2%):
Automobiles (0.2%):
2,298	Bayerische Motoren Werke AG (BMW)	157,772
6,735	Porsche Automobil Holding SE	286,636
7,260	Volkswagen AG	793,870

		1,238,278

Total Preferred Stocks (Cost $1,651,346)		1,238,278

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (4.5%):
$24,372,311	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	24,372,311

Total Securities Held as Collateral for Securities on Loan (Cost $24,372,311)		24,372,311

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.1%):
366,244	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	$366,244

Total Unaffiliated Investment Company (Cost $366,244)		366,244

Total Investment Securities (Cost $487,482,075)(e)—102.5%		552,893,808
Net other assets (liabilities)—(2.5)%		(13,292,565)

Net Assets—100.0%		$539,601,243

Percentages indicated are based on net assets as of September 30, 2015.

ADR	—	American Depositary Receipt
SDR	—	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $23,589,681.
+	Affiliated Securities
(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 0.05% of the net assets of the Fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2015. The total of all such securities represent 0.04% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(d)	The rate represents the effective yield at September 30, 2015.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
Australia	6.1%
Austria	0.2%
Belgium	1.3%
Bermuda	—	%NM
China	—	%NM
Denmark	1.7%
Finland	0.8%
France	9.2%
Germany	8.5%
Hong Kong	2.9%
Ireland (Republic of)	0.8%
Israel	0.6%
Italy	2.3%
Japan	21.5%
Luxembourg	0.3%
Netherlands	3.1%
New Zealand	0.1%
Norway	0.5%
Portugal	0.1%
Singapore	1.2%
Spain	3.3%
Sweden	2.8%
Switzerland	9.6%
United Kingdom	18.5%
United States	4.6%

	100.0%

NM     Not meaningful, amount is less than 0.05%.

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index December Futures (Australian Dollar)	Long	12/17/15	14	$1,229,695	$(2,169)
FTSE 100 Index December Futures (British Pounds)	Long	12/18/15	32	2,912,941	25,805
SGX Nikkei 225 Index December Futures (Japanese Yen)	Long	12/10/15	32	2,310,296	(22,754)
DJ EURO STOXX 50 December Futures (Euro)	Long	12/18/15	103	3,557,200	16,601

Total					$17,483

See accompanying notes to the schedules of portfolio investments.

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (63.6%):
Aerospace & Defense (0.9%):
77,766	General Dynamics Corp.	$10,727,820

Automobiles (0.5%):
221,634	General Motors Co.	6,653,453

Banks (12.5%):
1,441,368	Bank of America Corp.	22,456,513
191,498	BB&T Corp. ^	6,817,329
764,861	Citigroup, Inc.	37,944,753
513,566	Citizens Financial Group, Inc.	12,253,685
185,824	Comerica, Inc.	7,637,366
461,891	Fifth Third Bancorp ^	8,734,359
384,372	First Horizon National Corp. ^	5,450,395
615,683	JPMorgan Chase & Co.	37,538,193
169,698	PNC Financial Services Group, Inc.	15,137,062

		153,969,655

Biotechnology (0.8%):
49,309	Amgen, Inc.	6,820,421
116,586	Baxalta, Inc. ^	3,673,625

		10,494,046

Capital Markets (4.8%):
316,752	Charles Schwab Corp. (The)	9,046,437
49,907	Goldman Sachs Group, Inc. (The)	8,671,840
627,798	Morgan Stanley	19,775,637
127,616	Northern Trust Corp.	8,698,307
177,628	State Street Corp. ^	11,938,378

		58,130,599

Chemicals (0.4%):
160,885	Mosaic Co. (The) ^	5,005,132

Commercial Services & Supplies (0.7%):
262,777	Tyco International plc	8,792,519

Communications Equipment (1.8%):
497,492	Cisco Systems, Inc.	13,059,165
357,768	Juniper Networks, Inc.	9,198,215

		22,257,380

Diversified Financial Services (1.4%):
64,058	CME Group, Inc.	5,940,739
291,611	Voya Financial, Inc.	11,305,758

		17,246,497

Diversified Telecommunication Services (1.1%):
138,779	France Telecom SA	2,098,594
620,820	Koninklijke (Royal) KPN NV ^	2,326,861
1,296,525	Telecom Italia SpA *^	1,593,959
99,811	Telefonica SA	1,209,642
146,496	Verizon Communications, Inc. ^	6,374,041

		13,603,097

Electric Utilities (0.3%):
136,827	FirstEnergy Corp. ^	4,284,053

Electronic Equipment, Instruments & Components (0.6%):
408,392	Corning, Inc. ^	6,991,671

Energy Equipment & Services (1.2%):
158,405	Baker Hughes, Inc.	8,243,396
725,537	Weatherford International plc *^	6,152,554

		14,395,950

Food & Staples Retailing (1.6%):
162,707	Sysco Corp. ^	6,340,692
210,876	Wal-Mart Stores, Inc.	13,673,200

		20,013,892

Shares		Fair Value
Common Stocks, continued
Food Products (1.7%):
239,320	Archer-Daniels-Midland Co.	$9,919,814
257,261	Mondelez International, Inc., Class A	10,771,518

		20,691,332

Health Care Equipment & Supplies (1.3%):
188,624	Baxter International, Inc.	6,196,298
150,212	Medtronic plc	10,055,192

		16,251,490

Health Care Providers & Services (1.6%):
54,382	Anthem, Inc.	7,613,480
81,346	Express Scripts Holding Co. *^	6,585,772
49,673	UnitedHealth Group, Inc.	5,762,565

		19,961,817

Hotels, Restaurants & Leisure (1.2%):
306,587	Carnival Corp.	15,237,374

Household Products (0.8%):
143,643	Procter & Gamble Co. (The)	10,333,677

Industrial Conglomerates (2.0%):
997,257	General Electric Co.	25,150,822

Insurance (2.0%):
95,316	Aon plc	8,445,951
167,413	Marsh & McLennan Cos., Inc.	8,742,307
169,269	Willis Group Holdings plc	6,934,951

		24,123,209

Internet Software & Services (0.7%):
331,049	eBay, Inc. *	8,090,838

IT Services (1.5%):
189,105	Amdocs, Ltd.	10,756,292
244,777	PayPal Holdings, Inc. *	7,597,878

		18,354,170

Machinery (1.1%):
87,516	Caterpillar, Inc. ^	5,720,046
135,112	Ingersoll-Rand plc	6,859,636

		12,579,682

Media (2.8%):
48,185	CBS Corp., Class B	1,922,582
208,061	Comcast Corp., Class A	11,834,509
178,034	Thomson Reuters Corp.	7,157,119
45,426	Time Warner Cable, Inc., Class A	8,148,061
42,082	Time Warner, Inc., Class A	2,893,138
70,547	Viacom, Inc., Class B ^	3,044,103

		34,999,512

Multiline Retail (1.3%):
207,478	Target Corp. ^	16,320,219

Multi-Utilities (0.5%):
110,765	PG&E Corp.	5,848,392

Oil, Gas & Consumable Fuels (4.7%):
73,712	Anadarko Petroleum Corp.	4,451,468
249,109	Apache Corp.	9,755,108
327,893	Canadian Natural Resources, Ltd.	6,386,824
92,743	Exxon Mobil Corp.	6,895,442
117,828	Occidental Petroleum Corp. ^	7,794,322
641,484	Royal Dutch Shell plc, A Shares	15,124,725
203,839	Total SA ^	9,189,327

		59,597,216

Pharmaceuticals (5.1%):
117,974	Eli Lilly & Co.	9,873,244
286,792	Merck & Co., Inc.	14,164,657
120,450	Novartis AG, Registered Shares	11,098,637

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
280,222	Pfizer, Inc.	$8,801,773
94,027	Sanofi-Aventis SA	8,956,792
178,325	Teva Pharmaceutical Industries, Ltd., ADR	10,068,230

		62,963,333

Road & Rail (0.6%):
294,209	CSX Corp.	7,914,222

Semiconductors & Semiconductor Equipment (1.4%):
490,404	Applied Materials, Inc.	7,204,035
328,273	Intel Corp.	9,894,148

		17,098,183

Software (2.7%):
91,516	Adobe Systems, Inc. *	7,524,446
103,771	Citrix Systems, Inc. *^	7,189,255
216,343	Microsoft Corp.	9,575,341
459,334	Symantec Corp.	8,943,233

		33,232,275

Technology Hardware, Storage & Peripherals (0.5%):
217,182	NetApp, Inc. ^	6,428,587

Tobacco (0.9%):
140,552	Philip Morris International, Inc.	11,149,990

Wireless Telecommunication Services (0.6%):
247,661	Vodafone Group plc, ADR ^	7,860,760

Total Common Stocks (Cost $701,724,375)		786,752,864

Convertible Preferred Stocks (0.6%):
Banks (0.2%):
13,608	KeyCorp, Series A, 7.75%^	1,767,339
10,000	Wells Fargo & Co., 5.85%^	255,000

		2,022,339

Capital Markets (0.3%):
60,000	AMG Capital Trust II, 5.15%^	3,367,500
5,063	State Street Corp., Series D, 5.90%^	131,435

		3,498,935

Oil, Gas & Consumable Fuels (0.1%):
27,346	El Paso Energy Capital Trust I, 4.75%	1,339,954

Total Convertible Preferred Stocks (Cost $6,365,172)		6,861,228

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (7.5%):
Air Freight & Logistics (0.1%):
$2,489,000	UTI Worldwide, Inc., 4.50%, 3/1/19	1,835,638

Biotechnology (0.3%):
2,822,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	3,792,063

Capital Markets (0.7%):
1,200,000	Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17(a)	1,526,916
4,530,000	Goldman Sachs Group, Inc. (The), 1.00%, 9/28/20(a)	4,718,086

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Capital Markets, continued
$2,932,000	Jefferies Group, 3.88%, 11/1/29, Callable 11/1/17 @ 100	$2,979,645

		9,224,647

Communications Equipment (0.4%):
1,340,000	Ciena Corp., 4.00%, 12/15/20^(a)	1,752,050
4,025,000	JDS Uniphase Corp., 0.63%, 8/15/33, Callable 8/20/18 @ 200	3,755,828

		5,507,878

Energy Equipment & Services (0.1%):
2,258,000	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32, Callable 3/20/18 @ 100	1,845,915

Health Care Equipment & Supplies (0.3%):
1,899,000	NuVasive, Inc., 2.75%, 7/1/17	2,393,927
2,003,000	Wright Medical Group, Inc., 2.00%, 2/15/20(a)	1,905,354

		4,299,281

Health Care Providers & Services (0.5%):
2,281,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18	2,424,989
2,875,000	HealthSouth Corp., 2.00%, 12/1/43, Callable 12/1/18 @ 100^	3,248,749

		5,673,738

Insurance (0.2%):
1,761,000	Old Republic International Corp., 3.75%, 3/15/18^	2,033,955

Internet & Catalog Retail (0.3%):
2,189,000	Liberty Interactive LLC, 0.75%, 3/30/43, Callable 4/5/23 @ 200	3,272,555

Media (0.5%):
5,810,000	Liberty Media Corp., 1.38%, 10/15/23^(a)	5,494,081
1,073,000	Live National Entertainment, Inc., 2.50%, 5/15/19^	1,117,932

		6,612,013

Oil, Gas & Consumable Fuels (0.4%):
3,514,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	2,499,333
3,337,000	Stone Energy Corp., 1.75%, 3/1/17^	2,809,336

		5,308,669

Pharmaceuticals (0.1%):
1,327,000	Jazz Pharmaceuticals plc, 1.88%, 8/15/21^	1,348,564

Semiconductors & Semiconductor Equipment (1.4%):
2,824,000	Lam Research Corp., 1.25%, 5/15/18^	3,540,589
1,760,000	Microchip Technology, Inc., 1.63%, 2/15/25(a)	1,684,101
2,730,000	Micron Technology, Inc., Series G, 3.00%, 11/15/43, Callable 11/20/18 @ 83.04^	2,294,906

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 4,377,000	NVIDIA Corp., 1.00%, 12/1/18(a)	$5,758,490
3,511,000	ON Semiconductor Corp., 1.00%, 12/1/20^(a)	3,267,425

		16,545,511

Software (0.9%):
5,444,000	Citrix Systems, Inc., 0.50%, 4/15/19^	5,740,018
1,054,000	FireEye, Inc., Series A, 1.00%, 6/1/35, Callable 6/1/20 @ 100^(a)	950,576
1,054,000	FireEye, Inc., Series B, 1.63%, 6/1/35, Callable 6/1/22 @ 100(a)	932,131
2,055,000	NetSuite, Inc., 0.25%, 6/1/18	2,066,559

		9,689,284

Technology Hardware, Storage & Peripherals (0.3%):
4,379,000	SanDisk Corp., 0.50%, 10/15/20^	4,239,419

Textiles, Apparel & Luxury Goods (0.2%):
1,045,000	Iconix Brand Group, Inc., 2.50%, 6/1/16	983,606
1,394,000	Iconix Brand Group, Inc., 1.50%, 3/15/18	1,108,230

		2,091,836

Thrifts & Mortgage Finance (0.8%):
3,438,000	MGIC Investment Corp., 5.00%, 5/1/17	3,639,982
1,557,000	MGIC Investment Corp., 2.00%, 4/1/20^	2,234,295
1,295,000	Radian Group, Inc., 3.00%, 11/15/17^	1,863,991
1,141,000	Radian Group, Inc., 2.25%, 3/1/19	1,720,058

		9,458,326

Total Convertible Bonds (Cost $92,430,132)		92,779,292

Corporate Bonds (10.6%):
Aerospace & Defense (0.1%):
380,000	L-3 Communications Holdings Corp., 3.95%, 5/28/24, Callable 2/28/24 @ 100	364,286
630,000	Lockheed Martin Corp., 2.13%, 9/15/16	637,327
185,000	Northrop Grumman Corp., 3.85%, 4/15/45, Callable 10/15/44 @ 100	166,495
200,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100	193,417

		1,361,525

Air Freight & Logistics (0.1%):
360,000	FedEx Corp., 4.90%, 1/15/34	374,926
745,000	FedEx Corp., 5.10%, 1/15/44	780,431

		1,155,357

Airlines (0.1%):
397,984	American Airlines 14-1, Series A, 3.70%, 10/1/26	395,994

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Airlines, continued
$ 238,994	Continental Airlines 2009-1, Series 09-1, 9.00%, 7/8/16	$251,126
80,647	Continental Airlines 2010-A, Series A, 4.75%, 1/12/21	84,680
270,469	Continental Airlines 2012-A, Series A, 4.15%, 4/11/24	277,230
51,583	Delta Air Lines, Inc., 6.20%, 7/2/18	55,709
490,000	United Airlines 2014-2, Series A, 3.75%, 3/3/28	491,224

		1,555,963

Banks (1.3%):
330,000	Bank of America Corp., 1.25%, 1/11/16, MTN	330,493
295,000	Bank of America Corp., 5.75%, 12/1/17	318,878
175,000	Bank of America Corp., 5.65%, 5/1/18, MTN	190,944
795,000	BB&T Corp., 3.20%, 3/15/16, Callable 2/16/16 @ 100, MTN^	801,909
595,000	Citigroup, Inc., 6.68%, 9/13/43	728,592
220,000	Citigroup, Inc., 5.30%, 5/6/44	228,912
2,665,000	Fifth Third BanCorp, 3.63%, 1/25/16	2,688,474
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	73,906
215,000	JPMorgan Chase & Co., 4.50%, 1/24/22	231,978
345,000	JPMorgan Chase & Co., 4.25%, 10/1/27	343,588
995,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 10/1/24 @ 100^(b)	988,533
570,000	JPMorgan Chase & Co., Series V, 5.00%, 12/29/49, Callable 7/1/19 @ 100	554,325
680,000	JPMorgan Chase & Co., Series Z, 5.30%, 12/31/49, Callable 5/1/20 @ 100(b)	668,100
1,570,000	PNC Bank NA, Series BKNT, 1.30%, 10/3/16, Callable 9/3/16 @ 100	1,574,181
2,270,000	SunTrust Banks, Inc., 3.60%, 4/15/16, Callable 3/15/16 @ 100	2,298,147
110,000	Wells Fargo & Co., 1.50%, 1/16/18^	109,896
650,000	Wells Fargo & Co., 3.55%, 9/29/25, MTN	650,244
405,000	Wells Fargo & Co., 4.10%, 6/3/26	408,577
1,200,000	Wells Fargo & Co., 4.65%, 11/4/44	1,181,870
1,385,000	Wells Fargo & Co., 3.90%, 5/1/45^	1,272,793

		15,644,340

Beverages (0.4%):
865,000	Anheuser-Busch InBev NV, 2.88%, 2/15/16	872,199

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Beverages, continued
$ 500,000	Coca-Cola Co. (The), 1.80%, 9/1/16	$505,435
2,460,000	PepsiCo, Inc., 2.50%, 5/10/16	2,489,082
486,000	PepsiCo, Inc., 3.60%, 3/1/24, Callable 12/1/23 @ 100	504,719

		4,371,435

Biotechnology (0.5%):
2,055,000	AbbVie, Inc., 1.20%, 11/6/15	2,055,880
701,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	676,679
720,000	Amgen, Inc., 2.30%, 6/15/16	726,609
335,000	Celgene Corp., 4.00%, 8/15/23	344,460
1,220,000	Celgene Corp., 4.63%, 5/15/44, Callable 11/15/43 @ 100	1,157,508
166,000	Celgene Corp., 5.00%, 8/15/45, Callable 2/15/45 @ 100	164,655
483,000	Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100	523,398

		5,649,189

Capital Markets (0.4%):
380,000	Apollo Management Holdings LP, 4.00%, 5/30/24(a)	383,105
730,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	822,657
527,000	Crown Castle Towers LLC, 4.88%, 8/15/20, Callable 2/15/20 @ 100(a)	569,252
115,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	126,655
175,000	Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	195,167
298,000	KKR Group Finance Co. III LLC, 5.13%, 6/1/44, Callable 1/1/44 @ 100(a)	290,525
1,112,000	Lazard Group LLC, 3.75%, 2/13/25	1,061,053
295,000	Morgan Stanley, 3.45%, 11/2/15	295,666
665,000	Morgan Stanley, Series G, 4.00%, 7/23/25^	679,625
365,000	Morgan Stanley, 6.38%, 7/24/42	448,473

		4,872,178

Chemicals (0.1%):
749,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100	748,318
275,000	Monsanto Co., 2.13%, 7/15/19	276,032
190,000	Monsanto Co., 3.38%, 7/15/24, Callable 4/15/24 @ 100^	182,717

		1,207,067

Commercial Services & Supplies (0.1%):
195,000	Cintas Corp., 2.85%, 6/1/16	197,159
430,000	Pitney Bowes, Inc., 4.63%, 3/15/24, Callable 12/15/23 @ 100	433,388

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$ 457,000	Waste Management, Inc., 3.90%, 3/1/35, Callable 9/1/34 @ 100	$430,593

		1,061,140

Communications Equipment (0.0%):
323,000	QUALCOMM, Inc., 3.00%, 5/20/22	318,486

Consumer Finance (0.3%):
318,000	American Express Co., 3.63%, 12/5/24, Callable 11/4/24 @ 100	314,626
1,710,000	Capital One Financial Corp., 1.00%, 11/6/15	1,710,414
1,040,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16^	1,044,885
674,000	Ford Motor Credit Co. LLC, 4.13%, 8/4/25	670,945
500,000	HSBC Finance Corp., 5.50%, 1/19/16	506,716

		4,247,586

Containers & Packaging (0.1%):
831,000	Packaging Corp. of America, 4.50%, 11/1/23, Callable 8/1/23 @ 100	867,745

Diversified Financial Services (0.2%):
655,000	Boeing Capital Corp., 2.13%, 8/15/16, Callable 7/15/16 @ 100	662,935
785,000	Moody’s Corp., 4.50%, 9/1/22, Callable 6/1/22 @ 100	827,225
500,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100	528,591
90,000	National Rural Utilities Cooperative Finance Corp., 3.05%, 2/15/22, Callable 11/15/21 @ 100	90,974

		2,109,725

Diversified Telecommunication Services (0.3%):
510,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	497,558
283,000	AT&T, Inc., 3.40%, 5/15/25, Callable 2/15/25 @ 100	270,122
454,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100^	415,326
28,000	AT&T, Inc., 5.35%, 9/1/40	27,659
25,000	SBC Communications, Inc., 6.15%, 9/15/34	27,293
405,000	Verizon Communications, Inc., 5.15%, 9/15/23	447,399
101,000	Verizon Communications, Inc., 6.40%, 9/15/33	115,705
305,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100	283,790
120,000	Verizon Communications, Inc., 6.40%, 2/15/38^	137,842

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 1,351,000	Verizon Communications, Inc., 4.52%, 9/15/48	$1,187,244
498,000	Verizon Communications, Inc., 5.01%, 8/21/54	453,252

		3,863,190

Electric Utilities (0.1%):
855,000	Georgia Power Co., 3.00%, 4/15/16	865,101
125,000	Ohio Power Co., Series M, 5.38%, 10/1/21	142,605

		1,007,706

Electrical Equipment (0.1%):
1,015,000	Eaton Corp., 0.95%, 11/2/15	1,015,370

Energy Equipment & Services (0.0%):
351,000	Rowan Cos., Inc., 5.40%, 12/1/42, Callable 6/1/42 @ 100	208,100
609,000	Rowan Cos., Inc., 5.85%, 1/15/44, Callable 7/15/43 @ 100^	380,537

		588,637

Food & Staples Retailing (0.2%):
335,000	CVS Caremark Corp., 3.38%, 8/12/24, Callable 5/12/24 @ 100	336,611
615,960	CVS Pass-Through Trust, 6.04%, 12/10/28	695,794
225,000	Sysco Corp., 4.85%, 10/1/45, Callable 10/1/45 @ 100	230,171
418,000	Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, Callable 5/18/34 @ 100	396,250
315,000	Wal-Mart Stores, Inc., 3.30%, 4/22/24, Callable 1/22/24 @ 100	325,747
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	19,694

		2,004,267

Food Products (0.4%):
85,000	Corn Products International, Inc., 6.63%, 4/15/37	102,399
885,000	General Mills, Inc., 0.88%, 1/29/16	885,790
795,000	General Mills, Inc., 2.20%, 10/21/19	802,556
1,054,000	HJ Heinz Co., 1.60%, 6/30/17(a)	1,055,622
1,170,000	Kraft Foods, Inc., 4.13%, 2/9/16	1,182,922
193,000	Tyson Foods, Inc., 4.88%, 8/15/34, Callable 2/15/34 @ 100	196,684
199,000	Tyson Foods, Inc., 5.15%, 8/15/44, Callable 2/15/43 @ 100	208,766

		4,434,739

Health Care Equipment & Supplies (0.3%):
297,000	Becton, Dickinson & Co., 2.68%, 12/15/19	300,322

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Equipment & Supplies, continued
$ 465,000	Becton, Dickinson & Co., 3.88%, 5/15/24, Callable 2/15/24 @ 100	$478,931
370,000	Becton, Dickinson & Co., 4.88%, 5/15/44, Callable 11/15/43 @ 100	381,327
525,000	Edwards Lifesciences Corp., 2.88%, 10/15/18	535,825
1,017,000	Medtronic, Inc., 3.15%, 3/15/22	1,031,531
361,000	Medtronic, Inc., 4.38%, 3/15/35	364,932
290,000	Medtronic, Inc., 4.00%, 4/1/43, Callable 10/1/42 @ 100	270,266
465,000	Medtronic, Inc., 4.63%, 3/15/44, Callable 9/15/43 @ 100	480,039

		3,843,173

Health Care Providers & Services (0.3%):
220,000	Aetna, Inc., 3.95%, 9/1/20	234,472
480,000	Express Scripts Holding Co., 2.25%, 6/15/19^	478,492
1,370,000	Express Scripts, Inc., 3.13%, 5/15/16	1,385,590
585,000	Laboratory Corp. of America, 3.20%, 2/1/22	582,278
256,000	Laboratory Corp. of America, 4.70%, 2/1/45, Callable 8/1/44 @ 100	233,915
950,000	McKesson Corp., 2.28%, 3/15/19	951,994

		3,866,741

Hotels, Restaurants & Leisure (0.0%):
305,000	Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	308,716

Household Durables (0.1%):
635,000	MDC Holdings, Inc., 6.00%, 1/15/43, Callable 10/15/42 @ 100	514,350
695,000	Tupperware Brands Corp., 4.75%, 6/1/21, Callable 6/1/21 @ 100^	727,085

		1,241,435

Independent Power and Renewable Electricity Producers (0.0%):
520,000	Oglethorpe Power Corp., 4.55%, 6/1/44	513,235

Industrial Conglomerates (0.1%):
1,760,000	General Electric Co., 0.85%, 10/9/15	1,760,097

Insurance (0.6%):
1,000,000	American Financial Group, Inc., 9.88%, 6/15/19	1,249,019
345,000	American International Group, Inc., 2.30%, 7/16/19, Callable 6/16/19 @ 100	346,992
695,000	American International Group, Inc., 4.38%, 1/15/55, Callable 7/15/54 @ 100	632,584
205,000	Berkley (WR) Corp., 4.63%, 3/15/22	217,634

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$ 115,000	CNA Financial Corp., 5.88%, 8/15/20	$130,805
870,000	Farmers Exchange Capital III, 5.45%, 10/15/54, Callable 10/15/34 @ 100^(a)(b)	862,742
660,000	Liberty Mutual Group, Inc., 4.85%, 8/1/44(a)	641,738
210,000	Markel Corp., 5.00%, 3/30/43	213,344
295,000	Marsh & McLennan Cos., Inc., 4.05%, 10/15/23, Callable 7/15/23 @ 100	310,874
860,000	Nationwide Financial Services, Inc., 5.30%, 11/18/44(a)	868,992
35,000	Prudential Financial, Inc., 6.63%, 12/1/37, MTN	43,771
280,000	Prudential Financial, Inc., 5.10%, 8/15/43, MTN	296,911
560,000	Reinsurance Group of America, Inc., 4.70%, 9/15/23	603,496
440,000	Travelers Cos., Inc. (The), 4.60%, 8/1/43	459,100

		6,878,002

Internet & Catalog Retail (0.2%):
1,395,000	Amazon.com, Inc., 0.65%, 11/27/15	1,395,454
795,000	QVC, Inc., 5.45%, 8/15/34, Callable 2/15/34 @ 100	710,322

		2,105,776

IT Services (0.1%):
315,000	Computer Sciences Corp., 4.45%, 9/15/22	324,888
694,000	Xerox Corp., 4.80%, 3/1/35^	630,040

		954,928

Machinery (0.1%):
655,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100^	643,212
215,000	Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100	189,220
400,000	Valmont Industries, Inc., 5.25%, 10/1/54, Callable 4/1/54 @ 100	352,058

		1,184,490

media (0.1%):
1,050,000	CCO Safari II LLC, 4.46%, 7/23/22, Callable 5/23/22 @ 100(a)	1,050,554

Media (0.5%):
135,000	Comcast Corp., 5.70%, 5/15/18	149,380
415,000	Comcast Corp., 4.25%, 1/15/33^	412,451
705,000	Comcast Corp., 4.40%, 8/15/35, Callable 2/15/35 @ 100	709,501
245,000	Comcast Corp., 6.45%, 3/15/37	310,056
1,520,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	1,842,934
240,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	203,972

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 325,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.80%, 3/15/22	$327,118
2,185,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	2,053,202
200,000	Interpublic Group of Cos., Inc., 2.25%, 11/15/17	200,491
65,000	NBCUniversal Media LLC, 5.15%, 4/30/20	73,369
75,000	NBCUniversal Media LLC, 5.95%, 4/1/41	89,768
328,000	Viacom, Inc., 4.85%, 12/15/34, Callable 6/15/34 @ 100	283,371

		6,655,613

Multiline Retail (0.2%):
330,000	Dollar General Corp., 3.25%, 4/15/23, Callable 1/15/23 @ 100^	314,472
1,400,000	Target Corp., 5.88%, 7/15/16	1,455,856
355,000	Target Corp., 2.90%, 1/15/22	362,232

		2,132,560

Multi-Utilities (0.0%):
175,000	Louisville Gas & Electric Co., 1.63%, 11/15/15	175,196

Oil, Gas & Consumable Fuels (1.2%):
1,390,000	Chevron Corp., 1.37%, 3/2/18^	1,391,258
335,000	Chevron Corp., 1.72%, 6/24/18, Callable 5/24/18 @ 100^	337,600
808,000	ConocoPhillips Co., 2.88%, 11/15/21, Callable 9/15/21 @ 100	809,306
867,000	ConocoPhillips Co., 4.15%, 11/15/34, Callable 5/15/34 @ 100^	823,010
405,000	Devon Energy Corp., 2.25%, 12/15/18, Callable 11/15/18 @ 100	405,755
148,000	Devon Energy Corp., 3.25%, 5/15/22, Callable 2/15/22 @ 100^	142,119
385,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100(a)	365,717
347,000	Energy Transfer Partners LP, 4.90%, 3/15/35, Callable 9/15/34 @ 100	280,296
2,095,000	Enterprise Products Operating LLC, 3.20%, 2/1/16	2,109,264
55,000	Enterprise Products Operating LLC, 5.25%, 1/31/20	60,327
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	84,116
350,000	Enterprise Products Partners LP, 2.55%, 10/15/19, Callable 9/15/19 @ 100	348,997
503,000	Kinder Morgan (Delaware), Inc., 5.30%, 12/1/34, Callable 6/1/34 @ 100	428,332

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 2,020,000	Marathon Oil Corp., 0.90%, 11/1/15	$2,019,560
640,000	Noble Energy, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	568,645
175,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	171,189
248,000	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100^	224,341
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	49,445
1,035,000	Spectra Energy Partners LP, 2.95%, 6/15/16, Callable 5/15/16 @ 100	1,048,186
522,000	Spectra Energy Partners LP, 4.50%, 3/15/45, Callable 9/15/44 @ 100	442,789
470,000	Sunoco Logistics Partners LP, 5.50%, 2/15/20	510,866
710,000	Sunoco Logistics Partners LP, 5.30%, 4/1/44, Callable 10/1/43 @ 100	574,260
45,000	Texas East Transmission, 7.00%, 7/15/32	53,808
830,000	Western Gas Partners LP, 5.45%, 4/1/44, Callable 10/1/43 @ 100	761,177
755,000	Williams Partners LP, 5.40%, 3/4/44, Callable 9/4/43 @ 100	602,759
858,000	Williams Partners LP, 5.10%, 9/15/45, Callable 3/15/45 @ 100	656,302

		15,269,424

Paper & Forest Products (0.0%):
125,000	International Paper Co., 6.00%, 11/15/41, Callable 5/15/41 @ 100	134,577

Personal Products (0.1%):
1,255,000	Unilever NV, 2.75%, 2/10/16^	1,264,940

Pharmaceuticals (0.5%):
880,000	Allergan, Inc., 5.75%, 4/1/16	898,941
551,000	Bayer US Finance LLC, 3.00%, 10/8/21(a)	559,645
85,000	GlaxoSmithKline plc, 5.65%, 5/15/18^	94,256
1,880,000	Merck & Co., Inc., 0.70%, 5/18/16	1,882,884
95,000	Merck & Co., Inc., 5.00%, 6/30/19	105,834
567,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	574,475
2,480,000	Zoetis, Inc., 1.15%, 2/1/16	2,481,679
213,000	Zoetis, Inc., 4.70%, 2/1/43, Callable 8/1/42 @ 100	190,844

		6,788,558

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Professional Services (0.0%):
$ 490,000	Verisk Analytics, Inc., 5.50%, 6/15/45	$481,564

Real Estate Investment Trusts (REITs) (0.2%):
410,000	HCP, Inc., 4.20%, 3/1/24, Callable 12/1/23 @ 100	409,609
475,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	464,713
510,000	Piedmont Operating Partnership LP, 4.45%, 3/15/24, Callable 12/15/23 @ 100	519,779
125,000	Realty Income Corp., 2.00%, 1/31/18, Callable 12/31/17 @ 100	125,998
185,000	Senior Housing Properties Trust, 4.30%, 1/15/16, Callable 10/15/15 @ 100	185,382
95,000	Ventas Realty LP / Capital Corp., 4.25%, 3/1/22	99,154
155,000	Ventas Realty LP / Capital Corp., 5.70%, 9/30/43, Callable 3/30/43 @ 100	171,524

		1,976,159

Road & Rail (0.3%):
1,370,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43, Callable 3/1/43 @ 100	1,464,106
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100	154,819
845,000	ERAC USA Finance LLC, 2.35%, 10/15/19(a)	845,116
365,000	Penske Truck Leasing Co. LP, 2.50%, 3/15/16(a)	367,229
18,000	Union Pacific Corp., 3.65%, 2/15/24, Callable 11/15/23 @ 100	18,801
465,000	Union Pacific Corp., 4.85%, 6/15/44, Callable 12/15/43 @ 100	509,115
400,000	Union Pacific Corp., 4.15%, 1/15/45, Callable 7/15/44 @ 100	397,317

		3,756,503

Semiconductors & Semiconductor Equipment (0.0%):
585,000	Lam Research Corp., 3.80%, 3/15/25, Callable 12/15/24 @ 100	566,907

Software (0.1%):
75,000	Adobe Systems, Inc., 4.75%, 2/1/20	82,474
395,000	Microsoft Corp., 3.50%, 2/12/35, Callable 8/12/34 @ 100	367,288
545,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	546,418

		996,180

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Specialty Retail (0.2%):
$ 520,000	Advance Auto Parts, Inc., 4.50%, 12/1/23, Callable 9/1/23 @ 100	$542,510
1,400,000	O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100	1,546,934
337,000	Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	335,067

		2,424,511

Technology Hardware, Storage & Peripherals (0.2%):
696,000	Apple, Inc., 2.15%, 2/9/22	678,627
700,000	Hewlett-Packard Co., 2.45%, 10/5/17(a)	699,608
1,385,000	Hewlett-Packard Co., 2.85%, 10/5/18, Callable 9/5/18 @ 100(a)	1,383,227

		2,761,462

Tobacco (0.2%):
1,050,000	Philip Morris International, Inc., 2.50%, 5/16/16^	1,061,460
210,000	Philip Morris International, Inc., 1.25%, 8/11/17^	210,559
310,000	Philip Morris International, Inc., 3.60%, 11/15/23	321,295
925,000	Philip Morris International, Inc., 4.88%, 11/15/43	979,603

		2,572,917

Trading Companies & Distributors (0.2%):
850,000	Air Lease Corp., 2.63%, 9/4/18, Callable 8/4/18 @ 100	848,877
395,000	Air Lease Corp., 4.25%, 9/15/24, Callable 6/15/24 @ 100	387,100
745,000	Aviation Capital Group Corp., 2.88%, 9/17/18, Callable 8/17/18 @ 100(a)	744,322
735,000	Aviation Capital Group Corp., 4.88%, 10/1/25, Callable 7/1/25 @ 100(a)	731,325

		2,711,624

Total Corporate Bonds (Cost $132,833,666)		131,711,487

Yankee Dollars (2.3%):
Airlines (0.1%):
726,715	Virgin Australia Holdings, Ltd., 5.00%, 10/23/23(a)	755,783

Banks (1.0%):
2,125,000	Abbey National Treasury Services, 4.00%, 4/27/16	2,163,249
1,910,000	ABN AMRO Bank NV, 1.38%, 1/22/16(a)	1,912,860
930,000	Australia & New Zealand Banking Group, Ltd., 0.90%, 2/12/16	931,123
175,000	Barclays Bank plc, 6.75%, 5/22/19	203,863
615,000	BBVA Bancomer SA, 4.38%, 4/10/24(a)	618,075

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 490,000	BNP Paribas, 4.25%, 10/15/24^	$487,248
105,000	HBOS plc, Series G, 6.75%, 5/21/18(a)	115,730
435,000	Lloyds Bank plc, 2.30%, 11/27/18	440,000
2,000,000	Mizuho Finance Group (Cayman) 3, Ltd., 4.60%, 3/27/24(a)	2,080,136
875,000	Societe Generale SA, 2.63%, 9/16/20(a)	877,078
995,000	Societe Generale SA, 5.00%, 1/17/24(a)	1,005,765
545,000	Standard Chartered plc, 5.70%, 3/26/44(a)	523,606
700,000	Sumitomo Mitsui Banking Corp., Series G, 2.65%, 7/23/20^	706,802
35,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17	38,109

		12,103,644

Capital Markets (0.1%):
564,000	Credit Suisse AG, 6.50%, 8/8/23(a)	607,005

Chemicals (0.1%):
650,000	Montell Finance Co. BV, 8.10%, 3/15/27(a)	839,886

Diversified Financial Services (0.0%):
409,000	BP Capital Markets plc, 2.24%, 5/10/19	412,023
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	85,356

		497,379

Diversified Telecommunication Services (0.0%):
465,000	British Telecommunications plc, 1.25%, 2/14/17	464,399
320,000	Telefonica Emisiones SAU, 7.05%, 6/20/36	375,271

		839,670

Electric Utilities (0.1%):
50,000	Electricite de France SA, 4.60%, 1/27/20^(a)	55,175
765,000	Electricite de France SA, 4.88%, 1/22/44^(a)	813,314
785,000	Electricite de France SA, 5.63%, 12/31/49, Callable 1/22/24 @ 100, Perpetual Bond(a)(b)	775,580

		1,644,069

Energy Equipment & Services (0.0%):
70,000	Noble Holding International, Ltd., 2.50%, 3/15/17	65,098

Food Products (0.1%):
685,000	Grupo Bimbo SAB de C.V., 3.88%, 6/27/24(a)	663,395

Insurance (0.1%):
1,005,000	AEGON NV, 4.63%, 12/1/15	1,011,275

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Machinery (0.0%):
$ 350,000	Pentair Finance SA, 5.00%, 5/15/21, Callable 2/15/21 @ 100	$370,714

Metals & Mining (0.0%):
145,000	ArcelorMittal, 10.60%, 6/1/19	156,600
30,000	ArcelorMittal, 7.50%, 3/1/41^	24,150
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	122,335
110,000	Rio Tinto Finance (USA), Ltd., 7.13%, 7/15/28	136,646
230,000	Xstrata Finance Canada, 1.80%, 10/23/15(a)	229,770

		669,501

Oil, Gas & Consumable Fuels (0.0%):
150,000	Husky Energy, Inc., 3.95%, 4/15/22, Callable 1/15/22 @ 100^	144,867
315,000	Suncor Energy, Inc., 3.60%, 12/1/24, Callable 9/1/24 @ 100^	312,302

		457,169

Pharmaceuticals (0.4%):
885,000	Actavis Funding SCS, 1.85%, 3/1/17	887,040
264,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	242,896
850,000	Actavis Funding SCS, 4.85%, 6/15/44, Callable 12/15/43 @ 100	774,713
310,000	Perrigo Co. plc, 2.30%, 11/8/18	306,640
1,875,000	Sanofi-Aventis SA, 2.63%, 3/29/16	1,894,281

		4,105,570

Real Estate Management & Development (0.1%):
730,000	Brookfield Asset Management, Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	726,643

Technology Hardware, Storage & Peripherals (0.1%):
665,000	Seagate HDD Cayman, 5.75%, 12/1/34, Callable 6/1/34 @ 100(a)	639,601

Tobacco (0.1%):
704,000	B.A.T. International Finance Plc, 3.95%, 6/15/25^(a)	732,225
709,000	Imperial Tobacco Group plc, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	715,715

		1,447,940

Wireless Telecommunication Services (0.0%):
200,000	America Movil SAB de C.V., 2.38%, 9/8/16	201,984
335,000	America Movil SAB de C.V., 4.38%, 7/16/42	300,619

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services, continued
$ 355,000	Rogers Communications, Inc., 4.50%, 3/15/43, Callable 9/15/42 @ 100	$334,600

		837,203

Total Yankee Dollars (Cost $28,192,564)		28,281,545

U.S. Government Agency Mortgages (0.1%):
950,000	Federal Home Loan Mortgage Corporation, 4.88%, 6/13/18^	1,049,601
185,000	Federal National Mortgage Association, 6.63%, 11/15/30	267,105
540,000	Federal National Mortgage Association, 4.38%, 10/15/15	540,842

		1,857,548

Total U.S. Government Agency Mortgages (Cost $1,729,539)		1,857,548

U.S. Treasury Obligations (10.7%):
U.S. Treasury Bonds (0.2%)
2,172,100	3.00%, 5/15/45	2,222,838

U.S. Treasury Notes (10.5%)
8,000,000	0.75%, 6/30/17^	8,021,976
22,079,000	0.63%, 9/30/17	22,068,645
13,200,000	0.75%, 2/28/18^	13,190,549
44,265,000	1.00%, 9/15/18	44,366,455
6,200,000	1.25%, 1/31/19^	6,241,174
6,000	3.63%, 2/15/20	6,591
17,255,500	1.38%, 9/30/20	17,255,500
400,000	2.63%, 11/15/20	422,979
114,000	1.75%, 9/30/22	113,941
19,091,200	2.00%, 8/15/25^	18,990,284

		130,678,094

Total U.S. Treasury Obligations (Cost $132,454,014)		132,900,932

Securities Held as Collateral for Securities on Loan (12.7%):
$156,719,739	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	156,719,739

Total Securities Held as Collateral for Securities on Loan (Cost $156,719,739)		156,719,739

Unaffiliated Investment Company (4.4%):
55,109,206	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	55,109,206

Total Unaffiliated Investment Company (Cost $55,109,206)		55,109,206

Total Investment Securities (Cost $1,307,558,407)(e)—112.5%		1,392,973,841
Net other assets (liabilities)—(12.5)%		(154,523,579)

Net Assets—100.0%		$1,238,450,262

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Percentages indicated are based on net assets as of September 30, 2015.

ADR	—	American Depositary Receipt
MTN	—	Medium Term Note

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $153,910,645.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at September 30, 2015. The date presented represents the final maturity date.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(d)	The rate represents the effective yield at September 30, 2015.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
Australia	0.1%
Bermuda	0.1%
British Virgin Islands	0.1%
Canada	1.1%
Cayman Islands	0.2%
France	2.0%
Guernsey	0.8%
Ireland (Republic of)	1.1%
Israel	0.7%
Italy	0.1%
Japan	0.1%
Luxembourg	0.2%
Mexico	0.1%
Netherlands	0.5%
Panama	1.1%
Spain	0.1%
Switzerland	1.2%
United Kingdom	3.1%
United States	87.3%

100.0%

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Forward Currency Contracts

At September 30, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	10/2/15	5,910,348	$9,193,339	$8,939,361	$253,978
British Pound	State Street	10/2/15	5,910,334	9,195,694	8,939,340	256,354
British Pound	Bank of New York Mellon	11/6/15	5,533,613	8,385,194	8,367,962	17,232
British Pound	State Street	11/6/15	5,533,644	8,386,680	8,368,008	18,672
Canadian Dollar	Bank of New York Mellon	10/2/15	6,525,891	4,900,587	4,890,872	9,715
Canadian Dollar	State Street	10/2/15	6,525,912	4,899,859	4,890,888	8,971
Canadian Dollar	Bank of New York Mellon	11/6/15	6,621,459	4,932,332	4,961,642	(29,310)
Canadian Dollar	State Street	11/6/15	6,621,495	4,931,882	4,961,669	(29,787)
European Euro	Bank of New York Mellon	10/2/15	8,603,918	9,813,242	9,613,210	200,032
European Euro	State Street	10/2/15	8,603,968	9,807,319	9,613,266	194,053
European Euro	Bank of New York Mellon	11/6/15	8,361,290	9,422,839	9,347,369	75,470
European Euro	State Street	11/6/15	8,361,316	9,419,608	9,347,399	72,209
Israeli Shekel	Bank of New York Mellon	10/2/15	16,734,742	4,254,902	4,267,978	(13,076)
Israeli Shekel	State Street	10/2/15	16,734,750	4,252,255	4,267,980	(15,725)
Israeli Shekel	Bank of New York Mellon	11/6/15	14,978,406	3,813,046	3,822,277	(9,231)
Israeli Shekel	State Street	11/6/15	14,978,437	3,810,546	3,822,285	(11,739)
Swiss Franc	Bank of New York Mellon	10/2/15	4,412,638	4,664,769	4,529,034	135,735
Swiss Franc	State Street	10/2/15	4,412,660	4,666,716	4,529,057	137,659
Swiss Franc	Bank of New York Mellon	11/6/15	4,010,980	4,135,074	4,122,079	12,995
Swiss Franc	State Street	11/6/15	4,010,990	4,135,041	4,122,089	12,952

				$127,020,924	$125,723,765	$1,297,159

See accompanying notes to the schedules of portfolio investments.

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (96.4%):
Aerospace & Defense (1.3%):
32,487	General Dynamics Corp.	$4,481,582

Automobiles (0.8%):
92,562	General Motors Co.	2,778,711

Banks (18.4%):
602,183	Bank of America Corp.	9,382,011
83,547	BB&T Corp. ^	2,974,273
314,951	Citigroup, Inc.	15,624,719
214,561	Citizens Financial Group, Inc.	5,119,425
81,845	Comerica, Inc.	3,363,830
193,328	Fifth Third Bancorp ^	3,655,832
160,549	First Horizon National Corp. ^	2,276,585
258,181	JPMorgan Chase & Co. ^	15,741,295
73,220	PNC Financial Services Group, Inc. ^	6,531,224

		64,669,194

Biotechnology (1.3%):
21,774	Amgen, Inc.	3,011,780
49,584	Baxalta, Inc.	1,562,392

		4,574,172

Capital Markets (6.9%):
132,270	Charles Schwab Corp. (The)	3,777,631
21,531	Goldman Sachs Group, Inc. (The)	3,741,227
262,285	Morgan Stanley	8,261,977
55,995	Northern Trust Corp. ^	3,816,619
73,354	State Street Corp. ^	4,930,122

		24,527,576

Chemicals (0.6%):
67,162	Mosaic Co. (The)	2,089,410

Commercial Services & Supplies (1.1%):
109,313	Tyco International plc	3,657,613

Communications Equipment (2.7%):
207,590	Cisco Systems, Inc.	5,449,238
153,054	Juniper Networks, Inc.	3,935,018

		9,384,256

Diversified Financial Services (2.1%):
26,439	CME Group, Inc.	2,451,953
122,532	Voya Financial, Inc.	4,750,566

		7,202,519

Diversified Telecommunication Services (1.8%):
58,455	France Telecom SA	883,947
264,282	Koninklijke (Royal) KPN NV ^	990,541
546,090	Telecom Italia SpA *^	671,368
47,249	Telefonica SA	572,626
60,802	Verizon Communications, Inc.	2,645,495

		5,763,977

Electric Utilities (0.5%):
59,201	FirstEnergy Corp. ^	1,853,583

Electronic Equipment, Instruments & Components (0.8%):
170,639	Corning, Inc.	2,921,340

Energy Equipment & Services (1.8%):
76,452	Baker Hughes, Inc.	3,978,562
308,382	Weatherford International plc *^	2,615,079

		6,593,641

Food & Staples Retailing (2.4%):
68,489	Sysco Corp. ^	2,669,016
88,495	Wal-Mart Stores, Inc.	5,738,016

		8,407,032

Food Products (2.5%):
99,349	Archer-Daniels-Midland Co.	4,118,016

Shares		Fair Value
Common Stocks, continued
Food Products, continued
106,085	Mondelez International, Inc., Class A	$4,441,779

		8,559,795

Health Care Equipment & Supplies (2.0%):
79,150	Baxter International, Inc.	2,600,078
64,762	Medtronic plc	4,335,168

		6,935,246

Health Care Providers & Services (2.5%):
23,157	Anthem, Inc.	3,241,980
34,727	Express Scripts Holding Co. *^	2,811,498
23,577	UnitedHealth Group, Inc.	2,735,168

		8,788,646

Hotels, Restaurants & Leisure (2.0%):
143,342	Carnival Corp.	7,124,097

Household Products (1.2%):
59,615	Procter & Gamble Co. (The)	4,288,703

Industrial Conglomerates (3.1%):
431,696	General Electric Co.	10,887,373

Insurance (3.0%):
40,362	Aon plc	3,576,477
70,566	Marsh & McLennan Cos., Inc.	3,684,957
71,206	Willis Group Holdings plc	2,917,310

		10,178,744

Internet Software & Services (1.0%):
136,186	eBay, Inc. *	3,328,386

IT Services (2.4%):
84,064	Amdocs, Ltd.	4,781,560
108,245	PayPal Holdings, Inc. *	3,359,925

		8,141,485

Machinery (1.5%):
36,126	Caterpillar, Inc. ^	2,361,195
56,206	Ingersoll-Rand plc	2,853,579

		5,214,774

Media (4.1%):
19,842	CBS Corp., Class B	791,696
85,849	Comcast Corp., Class A	4,883,091
73,744	Thomson Reuters Corp.	2,964,572
18,743	Time Warner Cable, Inc., Class A	3,361,932
17,363	Time Warner, Inc., Class A	1,193,706
29,238	Viacom, Inc., Class B ^	1,261,620

		14,456,617

Multiline Retail (2.0%):
88,217	Target Corp. ^	6,939,149

Multi-Utilities (0.7%):
49,415	PG&E Corp.	2,609,112

Oil, Gas & Consumable Fuels (7.9%):
34,495	Anadarko Petroleum Corp.	2,083,153
112,518	Apache Corp.	4,406,205
162,597	Canadian Natural Resources, Ltd.	3,167,126
40,892	Exxon Mobil Corp.	3,040,320
55,215	Occidental Petroleum Corp.	3,652,472
290,889	Royal Dutch Shell plc, A Shares	6,858,497
92,325	Total SA ^	4,162,131

		27,369,904

Pharmaceuticals (7.9%):
49,466	Eli Lilly & Co.	4,139,810
120,248	Merck & Co., Inc.	5,939,048
58,077	Novartis AG, Registered Shares	5,351,396
121,377	Pfizer, Inc.	3,812,452
39,606	Sanofi-Aventis SA	3,772,775

Continued

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
75,455	Teva Pharmaceutical Industries, Ltd., ADR	$4,260,189

		27,275,670

Road & Rail (0.9%):
122,872	CSX Corp.	3,305,257

Semiconductors & Semiconductor Equipment (2.1%):
204,907	Applied Materials, Inc.	3,010,084
139,544	Intel Corp.	4,205,856

		7,215,940

Software (4.1%):
38,359	Adobe Systems, Inc. *	3,153,877
43,334	Citrix Systems, Inc. *^	3,002,180
90,394	Microsoft Corp.	4,000,838
213,738	Symantec Corp.	4,161,479

		14,318,374

Technology Hardware, Storage & Peripherals (0.8%):
90,280	NetApp, Inc. ^	2,672,288

Tobacco (1.3%):
58,286	Philip Morris International, Inc.	4,623,828

Wireless Telecommunication Services (0.9%):
104,084	Vodafone Group plc, ADR	3,303,626

Total Common Stocks (Cost $276,154,331)		336,441,620

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (11.6%):
$40,552,930	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	40,552,930

Total Securities Held as Collateral for Securities on Loan (Cost $40,552,930)		40,552,930

Unaffiliated Investment Company (3.2%):
11,081,916	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	11,081,916

Total Unaffiliated Investment Company (Cost $11,081,916)		11,081,916

Total Investment Securities (Cost $327,789,177)(c)—111.2%		388,076,466
Net other assets (liabilities)—(11.2)%		(38,997,076)

Net Assets—100.0%		$349,079,390

Percentages indicated are based on net assets as of September 30, 2015.

ADR	—	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $40,031,948.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(b)	The rate represents the effective yield at September 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
Canada	1.6%
France	2.3%
Guernsey	1.2%
Ireland (Republic of)	1.7%
Israel	1.1%
Italy	0.2%
Netherlands	0.3%
Panama	1.8%
Spain	0.1%
Switzerland	2.1%
United Kingdom	4.3%
United States	83.3%

100.0%

Continued

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Forward Currency Contracts

At September 30, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	10/2/15	2,650,288	$4,122,430	$4,008,543	$113,887
British Pound	State Street	10/2/15	2,650,282	4,123,486	4,008,533	114,953
British Pound	Bank of New York Mellon	11/6/15	2,446,057	3,706,559	3,698,942	7,617
British Pound	State Street	11/6/15	2,446,070	3,707,215	3,698,961	8,254
Canadian Dollar	Bank of New York Mellon	10/2/15	3,005,515	2,256,977	2,252,503	4,474
Canadian Dollar	State Street	10/2/15	3,005,526	2,256,643	2,252,511	4,132
Canadian Dollar	Bank of New York Mellon	11/6/15	2,998,471	2,233,565	2,246,837	(13,272)
Canadian Dollar	State Street	11/6/15	2,998,488	2,233,361	2,246,850	(13,489)
European Euro	Bank of New York Mellon	10/2/15	3,799,484	4,333,521	4,245,186	88,335
European Euro	State Street	10/2/15	3,799,506	4,330,905	4,245,212	85,693
European Euro	Bank of New York Mellon	11/6/15	3,640,354	4,102,533	4,069,675	32,858
European Euro	State Street	11/6/15	3,640,366	4,101,127	4,069,688	31,439
Israeli Shekel	Bank of New York Mellon	10/2/15	7,178,871	1,825,268	1,830,878	(5,610)
Israeli Shekel	State Street	10/2/15	7,178,875	1,824,133	1,830,879	(6,746)
Israeli Shekel	Bank of New York Mellon	11/6/15	6,337,841	1,613,421	1,617,327	(3,906)
Israeli Shekel	State Street	11/6/15	6,337,854	1,612,363	1,617,331	(4,968)
Swiss Franc	Bank of New York Mellon	10/2/15	2,203,243	2,329,133	2,261,360	67,773
Swiss Franc	State Street	10/2/15	2,203,253	2,330,104	2,261,370	68,734
Swiss Franc	Bank of New York Mellon	11/6/15	1,933,962	1,993,796	1,987,530	6,266
Swiss Franc	State Street	11/6/15	1,933,967	1,993,780	1,987,535	6,245

				$57,030,320	$56,437,651	$592,669

See accompanying notes to the schedules of portfolio investments.

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (96.3%):
Air Freight & Logistics (1.0%):
157,302	Deutsche Post AG	$4,353,215

Auto Components (0.5%):
51,900	Denso Corp.	2,200,559

Automobiles (2.3%):
3,850,500	Great Wall Motor Co.	4,322,701
101,300	Toyota Motor Corp.	5,958,638

		10,281,339

Banks (6.9%):
1,719,239	Akbank T.A.S.	3,858,081
878,214	Banco Bradesco SA, ADR	4,707,227
7,816,000	Industrial & Commercial Bank of China	4,531,541
1,516,900	Kasikornbank Public Co., Ltd.	7,165,259
4,533,917	Lloyds Banking Group plc	5,167,671
498,352	United Overseas Bank, Ltd.	6,503,239

		31,933,018

Beverages (3.4%):
51,417	Anheuser-Busch InBev NV	5,460,751
91,925	Carlsberg A/S, Class B	7,075,251
37,736	Fomento Economico Mexicano SAB de C.V., ADR	3,367,938

		15,903,940

Biotechnology (0.8%):
59,957	CSL, Ltd.	3,776,871

Capital Markets (4.0%):
859,930	Aberdeen Asset Management plc	3,866,963
138,528	Julius Baer Group, Ltd.	6,304,701
421,872	UBS Group AG	7,820,168

		17,991,832

Chemicals (1.5%):
20,803	Syngenta AG, Registered Shares	6,683,636

Commercial Services & Supplies (0.9%):
624,693	Brambles, Ltd.	4,281,777

Communications Equipment (1.4%):
648,082	Telefonaktiebolaget LM Ericsson, B Shares	6,385,894

Containers & Packaging (1.8%):
835,981	Amcor, Ltd.	7,764,071

Diversified Financial Services (5.1%):
2,296,856	Bm&f Bovespa SA	6,373,878
111,593	Deutsche Boerse AG	9,605,649
210,494	Investor AB, B Shares	7,246,949

		23,226,476

Electrical Equipment (2.6%):
320,646	ABB, Ltd.	5,680,250
97,998	Schneider Electric SA	5,495,161
15,430	Schneider Electric SE	860,558

		12,035,969

Electronic Equipment, Instruments & Components (0.6%):
6,285	Keyence Corp.	2,814,383

Food Products (0.7%):
185,248	BRF-Brasil Foods SA	3,301,741

Health Care Equipment & Supplies (2.2%):
159,706	Getinge AB, B Shares	3,567,497
370,216	Smith & Nephew plc	6,473,065

		10,040,562

Hotels, Restaurants & Leisure (2.5%):
487,609	Compass Group plc	7,783,404

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,404,000	Galaxy Entertainment Group, Ltd.	$3,605,755

		11,389,159

Industrial Conglomerates (2.2%):
759,212	CK Hutchison Holdings, Ltd.	9,887,395

Insurance (1.8%):
10,860	Fairfax Financial Holdings, Ltd.	4,946,457
138,010	Great-West Lifeco, Inc.	3,306,737

		8,253,194

Internet Software & Services (3.0%):
44,384	Baidu, Inc., ADR *	6,098,805
2,013,800	Yahoo! Japan Corp. ^	7,689,561

		13,788,366

IT Services (3.3%):
133,251	Amadeus IT Holding SA	5,697,234
249,206	CGI Group, Inc., Class A *	9,030,285

		14,727,519

Life Sciences Tools & Services (0.0%):
160,422	Art Advanced Research Technologies, Inc. *(a)	—
165,100	Art Advanced Research Technologies, Inc. *(a)	—
50,591	Art Advanced Research Technologies, Inc. *(a)	—

		—

Machinery (2.0%):
23,400	FANUC Corp.	3,608,010
233,000	Komatsu, Ltd.	3,429,697
249,450	Sandvik AB ^	2,128,749

		9,166,456

Media (14.7%):
1,043,288	British Sky Broadcasting Group plc	16,506,321
205,155	Grupo Televisa SA, ADR	5,338,133
510,523	Informa plc	4,345,249
147,299	ProSiebenSat.1 Media AG, Registered Shares, Registered Shares	7,212,598
137,038	Publicis Groupe SA	9,361,680
727,738	Reed Elsevier plc	12,486,325
534,384	WPP plc	11,126,566

		66,376,872

Multiline Retail (1.1%):
44,091	Next plc	5,087,847

Multi-Utilities (0.6%):
829,315	Centrica plc	2,881,369

Oil, Gas & Consumable Fuels (4.2%):
268,444	Cenovus Energy, Inc.	4,072,028
1,509,000	CNOOC, Ltd.	1,560,078
264,698	Royal Dutch Shell plc, B Shares	6,277,481
285,547	Suncor Energy, Inc.	7,637,841

		19,547,428

Personal Products (1.2%):
136,625	Unilever NV	5,497,913

Pharmaceuticals (6.5%):
38,868	Novartis AG, Registered Shares	3,581,419
106,250	Novo Nordisk A/S, B Shares ^	5,719,558
32,256	Roche Holding AG	8,529,629
202,703	Teva Pharmaceutical Industries, Ltd., ADR	11,444,611

		29,275,217

Road & Rail (2.0%):
1,466,699	Aurizon Holdings, Ltd.	5,186,891

Continued

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
69,903	Canadian National Railway Co.	$3,970,059

		9,156,950

Semiconductors & Semiconductor Equipment (3.8%):
71,589	Avago Technologies, Ltd.	8,949,341
400,170	Taiwan Semiconductor Manufacturing Co., Ltd., ADR ^	8,303,528

		17,252,869

Software (1.6%):
114,416	SAP AG ^	7,401,682

Specialty Retail (1.7%):
1,387,865	Kingfisher plc	7,545,622

Technology Hardware, Storage & Peripherals (1.7%):
7,894	Samsung Electronics Co., Ltd.	7,592,915

Textiles, Apparel & Luxury Goods (2.4%):
44,780	Adidas AG	3,604,077
48,345	Compagnie Financiere Richemont SA, Registered Shares	3,767,607
9,057	Swatch Group AG (The) ^	3,364,654

		10,736,338

Tobacco (4.3%):
204,438	British American Tobacco plc	11,296,686
262,300	Japan Tobacco, Inc.	8,160,603

		19,457,289

Total Common Stocks (Cost $386,146,282)		437,997,683

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (4.3%):
$19,637,609	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	19,637,609

Total Securities Held as Collateral for Securities on Loan (Cost $19,637,609)		19,637,609

Unaffiliated Investment Company (3.3%):
15,212,784	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	15,212,784

Total Unaffiliated Investment Company (Cost $15,212,784)		15,212,784

Total Investment Securities (Cost $420,996,675)(d)—103.9%		472,848,076
Net other assets (liabilities)—(3.9)%		(17,939,274)

Net Assets—100.0%		$454,908,802

Percentages indicated are based on net assets as of September 30, 2015.

Amounts shown as “—” are either $0 or round to less than $1.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $19,259,849.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2015. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(c)	The rate represents the effective yield at September 30, 2015.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
Australia	4.4%
Belgium	1.2%
Brazil	3.0%
Canada	7.0%
Cayman Islands	1.3%
China	0.9%
Denmark	2.7%
France	3.3%
Germany	6.8%
Hong Kong	4.1%
Ireland (Republic of)	2.4%
Israel	2.4%
Japan	7.2%
Mexico	1.8%
Netherlands	1.2%
Republic of Korea (South)	1.6%
Singapore	3.3%
Spain	1.2%
Sweden	4.1%
Switzerland	9.7%
Taiwan	1.8%
Thailand	1.5%
Turkey	0.8%
United Kingdom	18.9%
United States	7.4%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Aerospace & Defense (2.5%):
103,349	European Aeronautic Defence & Space Co. NV	$6,138,002
93,923	Thales SA	6,542,935

		12,680,937

Air Freight & Logistics (1.1%):
298,100	Yamato Holdings Co., Ltd.	5,716,616

Airlines (1.7%):
250,600	Japan Airlines Co., Ltd.	8,847,875

Auto Components (2.1%):
23,559	Continental AG	5,003,973
39,439	Valeo SA	5,340,407

		10,344,380

Automobiles (2.0%):
77,068	Daimler AG	5,586,115
65,914	Renault SA	4,734,622

		10,320,737

Banks (13.9%):
392,741	Australia & New Zealand Banking Group, Ltd.	7,521,569
134,610	BNP Paribas SA	7,925,944
79,655	HDFC Bank, Ltd., ADR	4,866,124
1,203,370	HSBC Holdings plc	9,101,699
622,947	ING Groep NV	8,842,420
2,369,802	Intesa Sanpaolo SpA	8,368,254
7,576,904	Lloyds Banking Group plc	8,636,010
1,643,300	Mitsubishi UFJ Financial Group, Inc.	9,933,111
141,972	Sumitomo Mitsui Financial Group, Inc.	5,405,194

		70,600,325

Beverages (2.4%):
153,721	SABMiller plc	8,709,347
89,100	Suntory Beverage & Food, Ltd.	3,429,299

		12,138,646

Building Products (1.1%):
100,000	Daikin Industries, Ltd.	5,623,262

Capital Markets (1.7%):
465,179	UBS Group AG	8,622,941

Chemicals (2.4%):
68,939	Air Liquide SA	8,168,488
84,034	Christian Hansen Holding A/S	4,706,557

		12,875,045

Communications Equipment (1.3%):
939,825	Nokia OYJ	6,438,231

Construction & Engineering (1.6%):
1,538,000	Kajima Corp.	8,189,119

Diversified Financial Services (1.4%):
554,600	ORIX Corp.	7,174,805

Diversified Telecommunication Services (1.3%):
187,500	Nippon Telegraph & Telephone Corp.	6,585,771

Electric Utilities (1.3%):
1,528,363	Enel SpA	6,833,354

Electronic Equipment, Instruments & Components (1.3%):
14,700	Keyence Corp.	6,582,567

Food & Staples Retailing (2.4%):
459,110	Distribuidora Internacional de Alimentacion SA ^	2,774,692
164,700	Seven & I Holdings Co., Ltd.	7,547,101

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
2,447,500	Sun Art Retail Group, Ltd. ^	$1,886,880

		12,208,673

Food Products (5.1%):
107,230	Associated British Foods plc	5,433,613
220,032	Nestle SA, Registered Shares	16,574,942
173,000	Nippon Meat Packers, Inc.	3,541,134

		25,549,689

Gas Utilities (0.8%):
864,000	ENN Energy Holdings, Ltd.	4,168,965

Health Care Equipment & Supplies (1.3%):
364,129	Smith & Nephew plc	6,366,636

Hotels, Restaurants & Leisure (0.6%):
91,363	InterContinental Hotels Group plc	3,159,079

Household Durables (1.5%):
266,372	Electrolux AB, Series B	7,538,854

Household Products (2.8%):
52,180	Henkel AG & Co. KGaA	5,360,830
92,759	Reckitt Benckiser Group plc	8,418,409

		13,779,239

Industrial Conglomerates (1.3%):
504,388	CK Hutchison Holdings, Ltd.	6,568,763

Insurance (4.4%):
865,539	Aviva plc	5,932,320
187,112	AXA SA	4,542,166
158,900	NKSJ Holdings, Inc.	4,633,743
346,732	Prudential plc	7,328,866

		22,437,095

Machinery (0.7%):
286,300	DMG Mori Co., Ltd.	3,658,308

Media (2.5%):
172,000	Dentsu, Inc.	8,818,929
538,956	UBM plc	3,967,957

		12,786,886

Metals & Mining (3.4%):
221,800	Nippon Steel Corp.	4,052,349
1,576,896	Norsk Hydro ASA	5,268,761
236,669	Rio Tinto plc	7,938,602

		17,259,712

Multi-Utilities (1.9%):
390,270	E.ON AG	3,347,805
441,975	National Grid plc	6,154,237

		9,502,042

Oil, Gas & Consumable Fuels (2.7%):
309,855	BG Group plc	4,467,267
624,536	Oil Search, Ltd.	3,165,764
260,680	Royal Dutch Shell plc, A Shares	6,189,518

		13,822,549

Paper & Forest Products (0.6%):
217,136	UPM-Kymmene OYJ	3,262,014

Pharmaceuticals (11.9%):
136,565	AstraZeneca plc	8,665,404
90,763	Bayer AG	11,599,287
411,979	GlaxoSmithKline plc	7,896,183
110,897	Novartis AG, Registered Shares	10,218,395
58,277	Roche Holding AG	15,410,502
111,346	Shire plc	7,598,524

		61,388,295

Real Estate Management & Development (4.2%):
1,446,000	China Overseas Land & Investment, Ltd.	4,413,022
296,900	Daiwa House Industry Co., Ltd.	7,370,383

Continued

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
322,000	Mitsui Fudosan Co., Ltd.	$8,856,332

		20,639,737

Semiconductors & Semiconductor Equipment (2.4%):
66,903	ASML Holding NV	5,865,071
523,638	Infineon Technologies AG	5,884,200

		11,749,271

Software (1.4%):
113,565	SAP AG ^	7,346,630

Specialty Retail (2.0%):
621,133	Dixons Carphone plc	3,996,539
1,160,521	Kingfisher plc	6,309,585

		10,306,124

Tobacco (1.9%):
174,135	British American Tobacco plc	9,622,225

Trading Companies & Distributors (1.6%):
136,148	Wolseley plc	7,963,208

Water Utilities (0.7%):
283,563	Pennon Group plc	3,339,738

Wireless Telecommunication Services (2.2%):
3,594,196	Vodafone Group plc	11,363,062

Total Common Stocks (Cost $489,090,581)		505,361,405

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.1%):
$10,496,465	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	10,496,465

Total Securities Held as Collateral for Securities on Loan (Cost $10,496,465)		10,496,465

Unaffiliated Investment Company (0.9%):
4,405,234	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	4,405,234

Total Unaffiliated Investment Company (Cost $4,405,234)		4,405,234

Total Investment Securities (Cost $503,992,280)(c)—102.4%		520,263,104
Net other assets (liabilities)—(2.4)%		(12,302,184)

Net Assets—100.0%		$507,960,920

Percentages indicated are based on net assets as of September 30, 2015.

ADR	-	American Depositary Receipt
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $10,185,633.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(b)	The rate represents the effective yield at September 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
Australia	2.1%
China	1.2%
Denmark	0.9%
Finland	1.9%
France	7.2%
Germany	8.5%
Hong Kong	2.1%
India	0.9%
Italy	2.9%
Japan	22.3%
Netherlands	4.0%
Norway	1.0%
Spain	0.5%
Sweden	1.4%
Switzerland	11.3%
United Kingdom	29.0%
United States	2.8%

100.0%

Continued

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Forward Currency Contracts

At September 30, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Goldman Sachs	12/18/15	1,677,807	$2,546,483	$2,536,866	$9,617
British Pound	Goldman Sachs	12/18/15	27,472,653	42,319,715	41,539,007	780,708
British Pound	Societe Generale	12/18/15	4,542,105	6,917,629	6,867,722	49,907
European Euro	BNP Paribas	12/18/15	2,432,523	2,751,147	2,721,698	29,449
European Euro	Merrill Lynch	12/18/15	1,715,966	1,922,958	1,919,958	3,000
Hong Kong Dollar	Citigroup Global Markets	12/18/15	26,571,185	3,428,278	3,428,527	(249)
Japanese Yen	Citigroup Global Markets	12/18/15	906,059,436	7,536,783	7,565,329	(28,546)
Japanese Yen	Goldman Sachs	12/18/15	129,867,421	1,079,966	1,084,355	(4,389)
Norwegian Krone	Barclays Bank	12/18/15	21,778,742	2,652,292	2,555,984	96,308
Swiss Franc	BNP Paribas	12/18/15	9,779,125	10,107,780	10,068,987	38,793

				$81,263,031	$80,288,433	$974,598

Long Contracts:
Australian Dollar	RBC Dominion Securities	12/18/15	31,539,706	$22,363,828	$22,035,427	$(328,401)
British Pound	Societe Generale	12/18/15	1,000,983	1,537,514	1,513,499	(24,015)
Danish Krone	Citigroup Global Markets	12/18/15	37,273,868	5,668,130	5,594,632	(73,498)
European Euro	Barclays Bank	12/18/15	2,026,888	2,266,495	2,267,842	1,347
European Euro	Merrill Lynch	12/18/15	1,422,228	1,591,968	1,591,301	(667)
European Euro	RBC Dominion Securities	12/18/15	16,520,725	18,728,241	18,484,688	(243,553)
European Euro	State Street	12/18/15	2,298,939	2,578,476	2,572,234	(6,242)
Japanese Yen	BNP Paribas	12/18/15	388,936,920	3,231,833	3,247,509	15,676
Japanese Yen	UBS Warburg	12/18/15	313,465,042	2,610,969	2,617,341	6,372
Singapore Dollar	Citigroup Global Markets	12/18/15	12,439,280	8,800,981	8,722,016	(78,965)
Swedish Krona	BNP Paribas	12/18/15	63,716,425	7,743,615	7,630,011	(113,604)
Swiss Franc	Goldman Sachs	12/18/15	1,481,164	1,523,204	1,525,067	1,863
Swiss Franc	State Street	12/18/15	6,515,983	6,663,288	6,709,122	45,834

				$85,308,542	$84,510,689	$(797,853)

See accompanying notes to the schedules of portfolio investments.

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (2.9%):
80,845	Honeywell International, Inc.	$7,655,212
3,980	L-3 Communications Holdings, Inc.	415,990
8,199	Raytheon Co.	895,823
30,918	United Technologies Corp.	2,751,393

		11,718,418

Airlines (1.7%):
55,336	Delta Air Lines, Inc.	2,482,926
80,431	United Continental Holdings, Inc. *^	4,266,865

		6,749,791

Auto Components (0.1%):
8,020	Magna International, Inc., ADR	385,040

Automobiles (2.6%):
347,518	General Motors Co.	10,432,490

Banks (6.4%):
383,689	Bank of America Corp.	5,977,875
125,837	Citigroup, Inc.	6,242,773
6,857	SVB Financial Group *	792,258
252,603	Wells Fargo & Co.	12,971,163

		25,984,069

Beverages (2.0%):
44,319	Coca-Cola Co. (The)	1,778,078
17,903	Molson Coors Brewing Co., Class B ^	1,486,307
48,949	PepsiCo, Inc.	4,615,891

		7,880,276

Biotechnology (4.2%):
13,059	Alexion Pharmaceuticals, Inc. *	2,042,297
13,282	Biogen Idec, Inc. *	3,875,820
7,916	BioMarin Pharmaceutical, Inc. *	833,713
45,459	Celgene Corp. *^	4,917,301
23,312	Gilead Sciences, Inc.	2,289,005
25,584	Vertex Pharmaceuticals, Inc. *	2,664,318

		16,622,454

Building Products (0.6%):
13,327	Fortune Brands Home & Security, Inc. ^	632,633
75,954	Masco Corp.	1,912,521

		2,545,154

Capital Markets (5.6%):
22,465	Ameriprise Financial, Inc.	2,451,605
12,939	BlackRock, Inc., Class A ^	3,848,964
50,401	Charles Schwab Corp. (The)	1,439,453
33,563	Goldman Sachs Group, Inc. (The)	5,831,907
65,790	Invesco, Ltd.	2,054,622
200,531	Morgan Stanley	6,316,727
11,136	TD Ameritrade Holding Corp. ^	354,570

		22,297,848

Chemicals (0.6%):
14,143	Axiall Corp. ^	221,904
25,193	Dow Chemical Co. (The)	1,068,183
40,041	Mosaic Co. (The) ^	1,245,675

		2,535,762

Construction & Engineering (0.2%):
20,942	Fluor Corp.	886,894

Construction Materials (0.2%):
3,652	Martin Marietta Materials, Inc. ^	554,922
4,487	Vulcan Materials Co.	400,240

		955,162

Consumer Finance (0.7%):
55,329	Discover Financial Services	2,876,555

Shares		Fair Value
Common Stocks, continued
Containers & Packaging (0.8%):
65,756	Crown Holdings, Inc. *	$3,008,337

Diversified Financial Services (0.9%):
15,772	IntercontinentalExchange, Inc.	3,706,262

Electric Utilities (1.3%):
26,028	Edison International	1,641,586
23,037	Exelon Corp.	684,199
13,244	NextEra Energy, Inc.	1,291,952
28,500	PPL Corp.	937,365
18,246	Xcel Energy, Inc. ^	646,091

		5,201,193

Electronic Equipment, Instruments & Components (0.8%):
55,142	TE Connectivity, Ltd.	3,302,454

Energy Equipment & Services (0.6%):
33,000	Schlumberger, Ltd.	2,276,010

Food & Staples Retailing (0.6%):
17,099	Costco Wholesale Corp.	2,472,002

Food Products (0.9%):
15,161	Hershey Co. ^	1,392,993
48,718	Mondelez International, Inc., Class A	2,039,822

		3,432,815

Health Care Equipment & Supplies (0.1%):
34,131	Boston Scientific Corp. *^	560,090

Health Care Providers & Services (4.6%):
27,921	Aetna, Inc.	3,054,837
18,351	Humana, Inc.	3,284,829
30,449	McKesson, Inc.	5,633,978
53,258	UnitedHealth Group, Inc.	6,178,461

		18,152,105

Hotels, Restaurants & Leisure (0.8%):
15,310	Carnival Corp.	760,907
28,618	Royal Caribbean Cruises, Ltd. ^	2,549,578

		3,310,485

Household Durables (1.9%):
56,363	D.R. Horton, Inc.	1,654,818
32,177	Harman International Industries, Inc.	3,088,669
28,980	PulteGroup, Inc. ^	546,853
63,594	Toll Brothers, Inc. *	2,177,459

		7,467,799

Household Products (1.0%):
18,023	Colgate-Palmolive Co.	1,143,740
41,397	Procter & Gamble Co. (The)	2,978,100

		4,121,840

Industrial Conglomerates (0.8%):
124,957	General Electric Co.	3,151,416

Insurance (5.0%):
101,011	ACE, Ltd. ^	10,444,538
8,900	Arthur J. Gallagher & Co.	367,392
92,634	Marsh & McLennan Cos., Inc.	4,837,348
79,441	MetLife, Inc.	3,745,643
1,983	XL Group plc	72,023

		19,466,944

Internet & Catalog Retail (1.4%):
10,972	Amazon.com, Inc. *	5,616,457

Internet Software & Services (3.9%):
65,148	Facebook, Inc., Class A *	5,856,805
10,243	Google, Inc., Class A *	6,232,046

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
5,249	Google, Inc., Class A *	$3,350,804

		15,439,655

IT Services (3.6%):
45,085	Accenture plc, Class A	4,430,052
17,680	Cognizant Technology Solutions Corp., Class A *	1,106,945
42,703	Fidelity National Information Services, Inc.	2,864,517
24,493	MasterCard, Inc., Class A	2,207,309
52,324	Visa, Inc., Class A ^	3,644,890

		14,253,713

Life Sciences Tools & Services (0.6%):
13,473	Illumina, Inc. *	2,368,823

Machinery (0.9%):
53,592	PACCAR, Inc. ^	2,795,894
13,692	SPX Corp.	163,209
13,692	SPX FLOW, Inc. *	471,416

		3,430,519

Media (6.2%):
35,107	CBS Corp., Class B	1,400,769
17,069	Charter Communications, Inc., Class A *^	3,001,584
58,683	Comcast Corp., Class A	3,337,889
39,445	DISH Network Corp., Class A *	2,301,221
116,671	Time Warner, Inc., Class A	8,021,130
36,538	Twenty-First Century Fox, Inc., Class B	989,084
224,916	Twenty-First Century Fox, Inc.	6,068,234

		25,119,911

Metals & Mining (0.5%):
179,343	United States Steel Corp. ^	1,868,754

Multi-Utilities (0.2%):
18,396	CMS Energy Corp.	649,747

Oil, Gas & Consumable Fuels (6.2%):
31,738	Anadarko Petroleum Corp.	1,916,657
56,260	Cabot Oil & Gas Corp. ^	1,229,844
18,887	Chevron Corp.	1,489,807
103,471	Columbia Pipeline Group, Inc.	1,892,485
8,482	Concho Resources, Inc. *	833,781
9,392	Energen Corp.	468,285
31,320	EOG Resources, Inc.	2,280,095
23,056	EQT Corp.	1,493,337
16,741	Marathon Petroleum Corp.	775,611
151,566	Occidental Petroleum Corp. ^	10,026,090
7,677	Phillips 66 ^	589,901
3,414	Pioneer Natural Resources Co. ^	415,279
19,424	Valero Energy Corp.	1,167,382

		24,578,554

Pharmaceuticals (6.6%):
17,058	Allergan plc *	4,636,535
71,440	Bristol-Myers Squibb Co.	4,229,248
70,004	Eli Lilly & Co.	5,858,635
15,896	Johnson & Johnson Co.	1,483,892
244,196	Pfizer, Inc.	7,670,196
11,941	Valeant Pharmaceuticals International, Inc. *	2,130,036

		26,008,542

Real Estate Investment Trusts (REITs) (0.8%):
17,589	American Tower Corp.	1,547,481
3,250	Boston Properties, Inc.	384,800
19,856	ProLogis, Inc.	772,398

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
3,772	Vornado Realty Trust	$341,064

		3,045,743

Road & Rail (1.1%):
835	Canadian Pacific Railway, Ltd.	119,881
51,549	Union Pacific Corp.	4,557,447

		4,677,328

Semiconductors & Semiconductor Equipment (6.7%):
67,744	Avago Technologies, Ltd. ^	8,468,677
53,666	Broadcom Corp., Class A	2,760,042
71,698	KLA-Tencor Corp.	3,584,900
90,225	Lam Research Corp.	5,894,400
27,593	NXP Semiconductors NV *	2,402,523
70,124	Texas Instruments, Inc.	3,472,540

		26,583,082

Software (3.5%):
28,331	Adobe Systems, Inc. *	2,329,375
258,581	Microsoft Corp.	11,444,795

		13,774,170

Specialty Retail (3.5%):
34,228	Best Buy Co., Inc. ^	1,270,543
123,611	Lowe’s Cos., Inc.	8,519,271
11,792	Tiffany & Co. ^	910,578
44,453	TJX Cos., Inc. (The)	3,174,833

		13,875,225

Technology Hardware, Storage & Peripherals (4.5%):
140,680	Apple, Inc.	15,517,004
88,887	Hewlett-Packard Co.	2,276,396

		17,793,400

Textiles, Apparel & Luxury Goods (0.4%):
6,440	Ralph Lauren Corp. ^	760,950
9,451	VF Corp.	644,653

		1,405,603

Tobacco (0.4%):
19,514	Philip Morris International, Inc.	1,548,046

Total Common Stocks (Cost $355,854,692)		393,536,937

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (11.8%):
$46,792,118	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	46,792,118

Total Securities Held as Collateral for Securities on Loan (Cost $46,792,118)		46,792,118

Unaffiliated Investment Company (1.1%):
4,305,780	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	4,305,780

Total Unaffiliated Investment Company (Cost $4,305,780)		4,305,780

Total Investment Securities (Cost $406,952,590)(c)—111.8%		444,634,835
Net other assets (liabilities)—(11.8)%		(46,941,224)

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Unaffiliated Investment Company (continued)
Net Assets—100.0%	$397,693,611

Percentages indicated are based on net assets as of September 30, 2015.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $46,859,782.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(b)	The rate represents the effective yield at September 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Cash of $80,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/18/15	4	$381,740	$(13,681)

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (9.6%):
$1,050,000	Betony CLO, Ltd., Class A, Series 2015-1A, 1.78%, 4/15/27(a)(b)	$1,045,009
1,025,000	Citibank Credit Card Issuance Trust, Class A3, Series 2014-A3, 0.40%, 5/9/18(a)	1,024,796
1,040,000	Dryden Senior Loan Fund LLC, Class A, Series 2015-37A, 1.82%, 4/15/27(a)(b)	1,035,170
1,750,545	Goal Capital Funding Trust, Class A3, Series 2005-2, 0.50%, 5/28/30(a)	1,713,831
1,000,000	Limerock CLO, Class A1, Series 2014-3A, 1.70%, 10/20/26(a)(b)	993,540
1,000,000	Magnetite CLO, Ltd., Class A1, Series 2014-9A, 1.70%, 7/25/26(a)(b)	992,881
1,000,000	Magnetite CLO, Ltd., Class A1, Series 2014-11A, 1.62%, 1/18/27(a)(b)	994,095
1,040,000	Magnetite CLO, Ltd., Class A, Series 2015-12A, 1.79%, 4/15/27(a)(b)	1,036,076
869,647	Navient Student Loan Trust, Class A, Series 2014-2, 0.83%, 3/25/43(a)	818,302
836,655	Navient Student Loan Trust, Class A, Series 2014-3, 0.82%, 3/25/43(a)	787,923
567,032	Navient Student Loan Trust, Class A, Series 2014-4, 0.82%, 3/25/43(a)	533,191
2,080,000	Navient Student Loan Trust, Class A3, Series 2014-8, 0.79%, 5/27/31(a)	2,028,591
1,830,000	Nelnet Student Loan Trust, Class A2, Series 2015-2A, 0.79%, 9/25/42(a)(b)	1,760,422
2,615,000	SLC Student Loan Trust, Class A6, Series 2006-1, 0.50%, 12/15/38(a)	2,249,844
1,872,000	SLC Student Loan Trust, Class A4A, Series 2008-1, 1.94%, 12/15/32(a)	1,899,704
1,023,996	SLM Student Loan Trust, Class B, Series 2003-7, 0.91%, 9/15/39(a)	885,816
1,416,744	SLM Student Loan Trust, Class A5, Series 2003-11, 0.39%, 12/15/22(a)(b)	1,399,240
1,327,171	SLM Student Loan Trust, Class A5B, Series 2004-10, 0.70%, 4/25/23(a)(b)	1,324,514
213,967	SLM Student Loan Trust, Class B, Series 2005-6, 0.59%, 1/25/44(a)	178,542
220,195	SLM Student Loan Trust, Class B, Series 2006-10, 0.52%, 3/25/44(a)	178,858
216,508	SLM Student Loan Trust, Class B, Series 2007-1, 0.52%, 1/27/42(a)	179,749
1,220,000	SLM Student Loan Trust, Class B, Series 2008-5, 2.15%, 7/25/29(a)	1,131,794
1,850,437	SLM Student Loan Trust, Class A, Series 2008-9, 1.80%, 4/25/23(a)	1,855,063
240,000	SLM Student Loan Trust, Class B, Series 2008-9, 2.55%, 10/25/29(a)	231,026
1,954,669	SLM Student Loan Trust, Class A, Series 2009-3, 0.94%, 1/25/45(a)(b)	1,846,763

Principal Amount		Fair Value
Asset Backed Securities, continued
$1,793,700	SLM Student Loan Trust, Class A, Series 2012-2, 0.89%, 1/25/29(a)	$1,757,399
1,108,066	SLM Student Loan Trust, Class A, Series 2012-3, 0.84%, 12/26/25(a)	1,087,286
1,782,718	SLM Student Loan Trust, Class A, Series 2013-4, 0.74%, 6/25/27(a)	1,751,472
2,100,000	SLM Student Loan Trust, Class A2, Series 2014-2, 0.54%, 10/25/21(a)	2,083,530
830,000	SLM Student Loan Trust, Class A5, Series 2006-5, 0.41%, 1/25/27(a)	806,444
1,040,000	Voya CLO, Ltd., Class A1, Series 2015-1A, 1.74%, 4/18/27(a)(b)	1,034,563
1,970,000	Wachovia Student Loan Trust, Class A6, Series 2006-1, 0.47%, 4/25/40(a)(b)	1,777,909

Total Asset Backed Securities (Cost $39,382,821)		38,423,343

Collateralized Mortgage Obligations (15.9%):
1,150,000	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 0.65%, 7/25/35(a)	1,100,304
1,792,986	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 0.67%, 4/25/35(a)	1,775,996
210,000	Babson CLO, Ltd., Class A, Series 2015-IA, 1.71%, 4/20/27(a)(b)	208,716
1,464,381	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 2.79%, 7/25/35(a)	1,396,565
964,445	CD Commercial Mortgage Trust, Class A1A, Series 2007-CD4, 5.29%, 12/11/49(a)	994,960
1,552,664	Centex Home Equity, Class M1, Series 2005-D, 0.62%, 10/25/35(a)	1,547,520
1,953,746	Citigroup Mortgage Loan Trust, Inc., Class A4, Series 2006-WFH3, 0.43%, 10/25/36(a)	1,886,061
2,141,676	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 2.69%, 4/25/37(a)	1,947,111
1,457,920	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 4.52%, 2/25/37(a)	1,073,820
663,679	Credit Suisse Mortgage Capital Certificates, Class AAB, Series 2007-C1, 5.34%, 2/15/40	670,517
284,251	Federal Home Loan Mortgage Corp., Class A, Series KF01, 0.55%, 4/25/19(a)	283,669
761,139	Federal Home Loan Mortgage Corp., Class A, Series KF04, 0.50%, 6/25/21(a)	760,142
2,036,837	Federal Home Loan Mortgage Corp., Class A, Series KF05, 0.55%, 9/25/21(a)	2,034,279
2,025,000	Federal Home Loan Mortgage Corp., Class A2, Series K041, 3.17%, 10/25/24	2,104,862

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 565,000	Federal Home Loan Mortgage Corp., Class A2, Series KSCT, 4.28%, 1/25/20	$627,367
860,000	Federal Home Loan Mortgage Corporation, Class A3, Series K151, 3.51%, 4/25/30	903,163
1,441,844	Federal National Mortgage Association, Class FA, Series 2013-M14, 0.54%, 8/25/18(a)	1,442,612
1,612,824	Federal National Mortgage Association, Class A3, Series 2015-M2, 3.16%, 12/25/24(a)	1,682,595
1,401,166	Federal National Mortgage Association, Class 1, Series 141, 3.06%, 5/1/27(a)	1,407,825
1,301,226	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FFH3, 0.70%, 9/25/35(a)	1,293,708
1,963,260	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 0.68%, 9/25/35(a)	1,911,350
2,098,991	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 05-AA12, 2.29%, 2/25/36(a)	1,739,769
1,310,284	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 2.73%, 8/25/35(a)	1,164,717
2,154,060	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 2.31%, 3/25/36(a)	1,794,858
1,911,083	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 2.29%, 4/25/36(a)	1,602,731
1,978,074	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 3.03%, 4/19/36(a)	1,769,688
1,814,671	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.09%, 9/19/35(a)	1,737,924
122,116	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2005-CB13, 5.43%, 1/12/43(a)	121,964
1,544,380	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2006-LDP7, 6.10%, 4/15/45(a)	1,567,796
85,521	JPMorgan Chase Commercial Mortgage Securities Corp., Class A1, Series 2010-C1, 3.85%, 6/15/43(b)	85,386
288,151	JPMorgan Chase Commercial Mortgage Securities Corp., Class A2, Series 2011-C3, 3.67%, 1/15/18(b)	292,412
1,281,410	LB-UBS Commercial Mortgage Trust, Class A2, Series 2006-C7, 5.30%, 11/15/38	1,289,006

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 1,233,116	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 0.31%, 7/25/37(a)	$747,411
2,176,017	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 6.03%, 6/12/50(a)	2,262,516
2,125,000	Morgan Stanley Capital I Trust, Class A3, Series 2011-C1, 4.70%, 9/15/47(b)	2,292,204
1,260,405	Morgan Stanley Mortgage Loan Trust, Class 1A2, Series 2005-6AR, 0.46%, 11/25/35(a)	1,253,300
1,812,592	Morgan Stanley Remic Trust, Class 3A, Series 2014-R8, 0.93%, 6/26/47(a)(b)	1,751,912
1,651,368	MortgageIT Trust, Class 2A, Series 2005-2, 1.85%, 5/25/35(a)	1,626,119
1,728,546	Newcastle Mortgage Securities Trust, Class A4, Series 2006-1, 0.47%, 3/25/36(a)	1,686,570
1,532,836	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 3.17%, 7/25/35(a)	1,453,064
2,434,846	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 0.37%, 12/25/36(a)	1,881,257
1,570,032	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 0.42%, 4/25/45(a)	1,482,937
1,828,073	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 0.48%, 7/25/45(a)	1,678,592
7,901	WaMu Mortgage Pass-Through Certificates, Class 4A1, Series 2007-HY1, 2.38%, 2/25/37(a)	6,964
1,809,737	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 2.44%, 3/25/35(a)	1,809,660
1,725,807	Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2006-AR2, 2.65%, 3/25/36(a)	1,717,371
1,749,864	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 2.73%, 9/25/36(a)	1,646,687

Total Collateralized Mortgage Obligations (Cost $63,948,457)		63,515,957

Corporate Bonds (17.5%):
Airlines (0.9%):
1,570,486	Continental Airlines 2009-2, Series A, 7.25%, 11/10/19	1,762,870
466,601	U.S. Airways 2001-1G PTT, Class G, Series 2001, 7.08%, 9/20/22	507,428
1,038,471	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	1,157,895

		3,428,193

Automobiles (0.1%):
400,000	General Motors Co., 5.20%, 4/1/45	375,377

Banks (2.2%):
3,000,000	Bank of America NA, 5.30%, 3/15/17	3,151,469

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 350,000	Bank of America NA, Series BKNT, 6.10%, 6/15/17	$373,975
2,000,000	Citigroup, Inc., 1.03%, 11/24/17(a)	2,001,846
700,000	Citigroup, Inc., 5.50%, 9/13/25	761,379
1,000,000	JPMorgan Chase & Co., 1.10%, 10/15/15^	1,000,230
800,000	JPMorgan Chase & Co., 2.60%, 1/15/16	804,287
550,000	Wells Fargo & Co., 3.30%, 9/9/24	545,826

		8,639,012

Beverages (0.1%):
400,000	DS Services Holdings, Inc., 10.00%, 9/1/21, Callable 9/1/17 @ 105(b)	459,500

Biotechnology (0.2%):
720,000	Celgene Corp., 3.88%, 8/15/25, Callable 5/15/25 @ 100	720,134

Capital Markets (2.1%):
2,000,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	2,239,085
750,000	Goldman Sachs Group, Inc. (The), 1.60%, 11/23/15, MTN	751,028
1,000,000	Goldman Sachs Group, Inc. (The), 5.35%, 1/15/16	1,012,776
1,500,000	Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	1,638,762
500,000	Goldman Sachs Group, Inc. (The), 1.93%, 11/29/23(a)	502,953
400,000	Morgan Stanley, 4.75%, 3/22/17	419,032
1,750,000	Morgan Stanley, 1.02%, 1/5/18(a)	1,749,335

		8,312,971

Consumer Finance (0.9%):
1,250,000	Capital One Financial Corp., 1.00%, 11/6/15	1,250,303
1,660,000	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	1,784,290
600,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100	577,132

		3,611,725

Containers & Packaging (0.2%):
800,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 5.75%, 10/15/20, Callable 10/15/15 @ 104	808,000

Diversified Financial Services (0.8%):
575,000	Berkshire Hathaway, Inc., 4.50%, 2/11/43	572,979
250,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	311,770
700,000	General Electric Capital Corp., Series G, 6.88%, 1/10/39, MTN	980,081
1,500,000	WEA Finance LLC, 2.70%, 9/17/19, Callable 8/17/19 @ 100(b)	1,492,905

		3,357,735

Diversified Telecommunication Services (0.8%):
750,000	AT&T, Inc., 0.70%, 2/12/16(a)	749,278
835,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	765,108
380,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, Callable 11/9/15 @ 104.88	381,900

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$1,500,000	Verizon Communications, Inc., 4.86%, 8/21/46	$1,406,569

		3,302,855

Electric Utilities (2.3%):
780,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(b)	799,324
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	572,722
1,000,000	CenterPoint Energy Houston Electric LLC, 4.50%, 4/1/44, Callable 10/1/43 @ 100	1,059,471
800,000	Cleco Power LLC, 6.00%, 12/1/40	928,678
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	1,006,103
936,000	Duquesne Light Holdings, Inc., 6.40%, 9/15/20(b)	1,075,296
750,000	El Paso Electric Co., 5.00%, 12/1/44, Callable 6/1/44 @ 100	765,338
1,000,000	IPALCO Enterprises, Inc., 5.00%, 5/1/18, Callable 4/1/18 @ 100	1,047,500
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	844,550
1,500,000	Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22, Callable 3/1/22 @ 100	1,576,615

		9,675,597

Food Products (0.2%):
630,000	HJ Heinz Co., 1.60%, 6/30/17(b)	630,970

Gas Utilities (0.3%):
850,000	KeySpan Gas East Corp., 5.82%, 4/1/41(b)	1,014,336

Health Care Providers & Services (0.8%):
1,000,000	Catholic Health Initiatives, 4.35%, 11/1/42	929,587
420,000	DaVita Healthcare Partners, Inc., 5.00%, 5/1/25, Callable 5/1/20 @ 102.5	403,200
750,000	HCA, Inc., 6.50%, 2/15/20^	817,500
425,000	Tenet Healthcare Corp., 3.84%, 6/15/20, Callable 6/15/16 @ 102(a)(b)	422,078
620,000	UnitedHealth Group, Inc., 4.63%, 7/15/35	654,186

		3,226,551

Hotels, Restaurants & Leisure (0.1%):
400,000	Hilton Worldwide Finance LLC, 5.63%, 10/15/21, Callable 10/15/16 @ 103	413,000

Industrial Conglomerates (0.1%):
500,000	General Electric Co., 4.50%, 3/11/44	518,149

Insurance (1.0%):
400,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	385,329
1,900,000	Farmers Exchange Capital III, 5.45%, 10/15/54, Callable 10/15/34 @ 100(a)(b)	1,884,150
900,000	Nationwide Financial Services, Inc., 5.30%, 11/18/44(b)	909,410

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$ 800,000	ZFS Finance USA Trust II, 6.45%, 12/15/65, Callable 6/15/16 @ 100(a)(b)	$808,000

		3,986,889

Media (0.3%):
400,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(b)	384,000
500,000	CCO Safari II LLC, 6.48%, 10/23/45, Callable 4/23/45 @ 100(b)	504,425
200,000	Dish DBS Corp., 6.75%, 6/1/21^	192,624
405,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/25 @ 103.31(b)	407,025
200,000	Sirius XM Radio, Inc., 4.25%, 5/15/20, Callable 5/1/16 @ 102.13(b)	195,500

		1,683,574

Multi-Utilities (0.2%):
625,000	Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100	619,535

Oil, Gas & Consumable Fuels (1.5%):
350,000	Anadarko Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100^	311,324
1,100,000	Boardwalk Pipeline Partners LP, 4.95%, 12/15/24, Callable 9/15/24 @ 100	1,018,889
275,000	Chesapeake Energy Corp., 6.63%, 8/15/20^	204,358
200,000	Energy Transfer Equity LP, 5.50%, 6/1/27, Callable 6/1/27 @ 100	166,000
1,400,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100	1,237,336
425,000	Exxon Mobil Corp., 3.57%, 3/6/45, Callable 9/6/44 @ 100^	400,919
350,000	MarkWest Energy Partners LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	320,250
475,000	Noble Energy, Inc., 5.05%, 11/15/44, Callable 5/15/44 @ 100^	411,342
430,000	Rockies Express Pipeline LLC, 6.85%, 7/15/18(b)	430,000
250,000	Rockies Express Pipeline LLC, 6.00%, 1/15/19(b)	240,000
775,000	Sabine Pass Liquefcation LLC, 6.25%, 3/15/22	720,750
450,000	Spectra Energy Partners LP, 4.50%, 3/15/45, Callable 9/15/44 @ 100	381,715

		5,842,883

Pharmaceuticals (0.1%):
200,000	Endo Finance LLC, 6.00%, 7/15/23, Callable 7/15/18 @ 104.5(b)	197,500

Real Estate Investment Trusts (REITs) (1.4%):
875,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100	880,641
400,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	391,337
175,000	HCP, Inc., 3.40%, 2/1/25, Callable 11/1/24 @ 100	163,906
1,600,000	Health Care REIT, Inc., 5.25%, 1/15/22, Callable 10/15/21 @ 100^	1,753,418

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$ 1,000,000	Mid-America Apartment Communities, Inc., 5.50%, 10/1/15^	$1,000,000
1,150,000	SL Green Realty Corp., 5.00%, 8/15/18, Callable 6/15/18 @ 100^	1,225,725

		5,415,027

Road & Rail (0.1%):
425,000	Burlington North Santa Fe LLC, 4.15%, 4/1/45, Callable 10/1/44 @ 100	395,967

Software (0.1%):
640,000	Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44 @ 100	591,349

Trading Companies & Distributors (0.4%):
500,000	International Lease Finance Corp., 6.75%, 9/1/16(b)	517,500
800,000	International Lease Finance Corp., 7.13%, 9/1/18(b)	879,920

		1,397,420

Wireless Telecommunication Services (0.3%):
725,000	Sprint Communications, Inc., 9.00%, 11/15/18(b)	760,743
400,000	T-Mobile US, Inc., 6.84%, 4/28/23, Callable 4/28/18 @ 103.42	396,000

		1,156,743

Total Corporate Bonds (Cost $71,291,832)		69,780,992

Yankee Dollars (1.5%):
Banks (1.0%):
2,000,000	Credit Suisse, NY, 0.74%, 12/7/15(a)	1,999,922
1,100,000	HBOS plc, Series G, 6.75%, 5/21/18(b)	1,212,405
1,000,000	Royal Bank of Scotland Group plc, 4.38%, 3/16/16	1,016,560

		4,228,887

Diversified Financial Services (0.2%):
700,000	Shell International Finance BV, 4.38%, 5/11/45	692,196

Pharmaceuticals (0.3%):
800,000	VRX Escrow Corp., 5.88%, 5/15/23, Callable 5/15/23 @ 102.94(b)	764,500
425,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06(b)	404,813

		1,169,313

Total Yankee Dollars (Cost $6,154,631)		6,090,396

Municipal Bonds (0.6%):
New York (0.6%):
1,125,000	New York NY, Build America Bonds, GO, 5.05%, 10/1/24	1,306,125
750,000	New York City Municipal Finance Authority Water & Sewer System Revenue, 5.95%, 6/15/42	958,463

		2,264,588

Total Municipal Bonds (Cost $2,258,850)		2,264,588

U.S. Government Agency Mortgages (37.9%):
Federal Home Loan Bank (5.2%)
3,285,000	0.10%, 10/23/15(c)	3,284,941
12,075,000	0.11%, 10/28/15(c)	12,074,721
3,325,000	0.18%, 11/18/15(c)	3,324,711
2,095,000	1.25%, 6/28/30, Callable 6/28/17 @ 100(a)	2,096,278

		20,780,651

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation (5.9%)
$ 1,073,384	3.00%, 8/1/30, Pool #G18565	$1,118,198
3,721,689	3.50%, 4/1/44, Pool #G07848	3,910,008
3,800,213	3.50%, 1/1/45, Pool #G07924	3,976,220
3,886,599	3.50%, 4/1/45, Pool #G60023	4,082,042
3,981,442	3.50%, 6/1/45, Pool #G60080	4,169,797
1,799,601	3.50%, 7/1/45, Pool #G08654	1,874,485
553,663	3.00%, 8/1/45, Pool #G08658	559,895
3,672,378	3.50%, 8/1/45, Pool #G08659	3,825,192

		23,515,837

Federal National Mortgage Association (21.1%)
20,000,000	0.15%, 11/4/15(c)	19,998,779
4,655,000	0.11%, 11/16/15(c)	4,654,614
1,128,740	4.12%, 4/1/20, Pool #464959	1,235,765
992,199	3.43%, 10/1/20, Pool #466386	1,062,171
1,892,865	3.42%, 10/1/20, Pool #FN0009	2,030,686
1,690,009	3.67%, 10/1/20, Pool #AE0918	1,830,982
2,578,406	3.76%, 12/1/20, Pool #FN0001	2,790,130
1,000,000	3.94%, 1/1/21, Pool #466969	1,094,521
1,126,856	4.62%, 4/1/21, Pool #467731	1,268,434
978,472	3.93%, 7/1/21, Pool #468518	1,073,541
1,245,000	3.06%, 5/1/22, Pool #471258	1,310,340
2,119,850	2.50%, 7/1/30, Pool #AS5355	2,163,306
1,688,905	3.50%, 1/1/32, Pool #AB4262	1,787,957
939,517	3.00%, 10/1/33, Pool #MA1676	976,167
10,020,000	4.00%, 10/25/42, TBA	10,688,134
1,957,376	3.50%, 4/1/43, Pool #MA1404	2,050,832
3,737,303	3.50%, 6/1/43, Pool #MA1463	3,915,609
3,640,000	4.50%, 10/25/44, TBA	3,945,817
10,680,000	3.00%, 10/25/44, TBA	10,823,513
5,425,000	3.50%, 10/25/44, TBA	5,659,122
1,300,000	3.50%, 11/25/45, TBA	1,353,209
2,355,000	4.00%, 11/25/45, TBA	2,507,432

		84,221,061

Government National Mortgage Association (5.7%)
1,955,000	4.00%, 10/20/44, TBA	2,082,877
1,959,769	3.50%, 5/20/45, Pool #MA2826	2,056,666
3,432,667	3.00%, 7/20/45, Pool #MA2960	3,508,026
1,826,265	3.50%, 7/20/45, Pool #MA2961	1,916,718
2,663,832	3.00%, 8/20/45, Pool #MA3033	2,722,312
1,000,000	4.50%, 10/20/45, TBA	1,074,219
8,845,000	3.50%, 11/20/45, TBA	9,267,554

		22,628,372

Total U.S. Government Agency Mortgages (Cost $150,427,628)		151,145,921

U.S. Treasury Obligations (27.6%):
U.S. Treasury Bills (0.0%)
45,000	0.02%, 10/15/15(c)	45,001
130,000	0.09%, 1/7/16(c)	129,998

		174,999

U.S. Treasury Bonds (1.4%)
5,680,000	2.88%, 8/15/45	5,677,188

U.S. Treasury Inflation Index Bonds (2.3%)
1,155,000	0.63%, 2/15/43	1,009,907
5,830,000	1.38%, 2/15/44	6,057,271
2,410,000	0.75%, 2/15/45	2,118,106

		9,185,284

U.S. Treasury Inflation Index Notes (2.6%)
1,100,000	0.13%, 4/15/16	1,177,643
590,000	2.50%, 7/15/16	708,774
3,660,000	0.13%, 7/15/24	3,509,835
4,825,000	0.25%, 1/15/25	4,659,799

Principal Amount		Fair Value
U.S. Treasury Obligations
$ 235,000	0.38%, 7/15/25	$230,372

		10,286,423

U.S. Treasury Notes (21.3%)
38,805,000	0.63%, 8/31/17	38,803,488
19,420,000	1.38%, 8/31/20	19,442,760
15,855,000	1.38%, 9/30/20	15,855,000
11,140,000	2.00%, 8/15/25	11,081,114

		85,182,362

Total U.S. Treasury Obligations (Cost $111,204,509)		110,506,256

Commercial Paper (0.8%):
3,100,000	Macquarie Bank Ltd., 0.28% (b)(c)	3,098,991

Total Commercial Paper (Cost $3,098,698)		3,098,991

Securities Held as Collateral for Securities on Loan (1.0%):
3,789,734	Allianz Variable Insurance Products Securities Lending Collateral Trust (d)	3,789,734

Total Securities Held as Collateral for Securities on Loan (Cost $3,789,734)		3,789,734

Shares		Fair Value
Unaffiliated Investment Company (0.3%):
1,233,997	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	1,233,997

Total Unaffiliated Investment Company (Cost $1,233,997)		1,233,997

Total Investment Securities (Cost $452,791,157)(e)—112.7%		449,850,175
Net other assets (liabilities)—(12.7)%		(50,871,105)

Net Assets—100.0%		$398,979,070

Percentages indicated are based on net assets as of September 30, 2015.

GO	-	General Obligation
MTN	-	Medium Term Note
REMIC	-	Real Estate Mortgage Investment Conduit
TBA	-	To Be Announced security

^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $3,646,745.
(a)	Variable rate security. The rate presented represents the rate in effect at September 30, 2015. The date presented represents the final maturity date.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The rate represents the effective yield at September 30, 2015.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/21/15	99	$12,744,703	$133,425
U.S. Treasury 5-Year Note December Futures	Long	12/31/15	37	4,459,078	17,512

Total					$150,937

See accompanying notes to the schedules of portfolio investments.

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (4.0%):
55,486	Honeywell International, Inc.	$5,253,969
9,987	Precision Castparts Corp.	2,294,114
51,700	United Technologies Corp.	4,600,783

		12,148,866

Banks (7.7%):
398,018	Bank of America Corp.	6,201,120
30,442	BB&T Corp.	1,083,735
159,196	JPMorgan Chase & Co.	9,706,181
120,506	Wells Fargo & Co.	6,187,983

		23,179,019

Beverages (1.7%):
81,419	Diageo plc	2,190,653
30,948	Pernod Ricard SA	3,124,737

		5,315,390

Capital Markets (5.0%):
14,909	BlackRock, Inc., Class A ^	4,434,980
35,756	Blackstone Group, LP (The) *^	1,132,393
31,891	Goldman Sachs Group, Inc. (The)	5,541,380
80,194	Morgan Stanley	2,526,111
26,005	State Street Corp. ^	1,747,796

		15,382,660

Chemicals (3.4%):
28,083	Monsanto Co.	2,396,603
20,469	Praxair, Inc. ^	2,084,972
12,912	Sherwin Williams Co.	2,876,535
33,689	W.R. Grace & Co. *	3,134,762

		10,492,872

Construction & Engineering (0.6%):
40,917	Fluor Corp.	1,732,835

Consumer Finance (2.0%):
83,070	American Express Co.	6,157,979

Containers & Packaging (1.1%):
75,308	Crown Holdings, Inc. *	3,445,341

Diversified Financial Services (1.3%):
74,261	NASDAQ OMX Group, Inc. (The) ^	3,960,339

Electric Utilities (0.7%):
37,591	American Electric Power Co., Inc.	2,137,424

Energy Equipment & Services (2.6%):
46,290	Cameron International Corp. *	2,838,503
34,471	National-Oilwell Varco, Inc. ^	1,297,833
51,309	Schlumberger, Ltd.	3,538,782

		7,675,118

Food & Staples Retailing (0.5%):
11,367	Costco Wholesale Corp.	1,643,327

Food Products (3.3%):
57,255	Danone SA	3,620,730
24,602	General Mills, Inc.	1,380,910
121,569	Mondelez International, Inc., Class A	5,090,094

		10,091,734

Health Care Equipment & Supplies (3.1%):
39,221	Abbott Laboratories	1,577,469
35,804	Medtronic plc	2,396,720
36,152	St. Jude Medical, Inc. ^	2,280,830
34,259	Stryker Corp.	3,223,771

		9,478,790

Health Care Providers & Services (1.1%):
18,046	McKesson, Inc.	3,339,051

Household Durables (1.6%):
123,067	Newell Rubbermaid, Inc.	4,886,991

Shares		Fair Value
Common Stocks, continued
Household Products (1.9%):
46,846	Colgate-Palmolive Co.	$2,972,847
41,237	Procter & Gamble Co. (The)	2,966,590

		5,939,437

Industrial Conglomerates (2.8%):
100,359	Danaher Corp.	8,551,590

Insurance (0.9%):
28,032	ACE, Ltd. ^	2,898,509

Internet Software & Services (3.7%):
7,974	Google, Inc., Class C *	4,851,541
9,934	Google, Inc., Class A *	6,341,568

		11,193,109

IT Services (10.9%):
57,099	Accenture plc, Class A	5,610,548
91,906	Cognizant Technology Solutions Corp., Class A *	5,754,235
79,701	Fidelity National Information Services, Inc.	5,346,343
20,122	Gartner, Inc. *	1,688,839
58,992	MasterCard, Inc., Class A	5,316,359
129,233	Visa, Inc., Class A ^	9,002,372

		32,718,696

Life Sciences Tools & Services (1.9%):
47,643	Thermo Fisher Scientific, Inc.	5,825,786

Media (6.1%):
91,105	Comcast Corp., Class A	5,182,052
68,273	Time Warner, Inc., Class A	4,693,769
130,430	Twenty-First Century Fox, Inc.	3,519,001
49,948	Walt Disney Co. (The) ^	5,104,686

		18,499,508

Multiline Retail (2.0%):
59,259	Kohl’s Corp. ^	2,744,284
41,033	Target Corp.	3,227,656

		5,971,940

Multi-Utilities (0.8%):
73,206	CMS Energy Corp.	2,585,636

Oil, Gas & Consumable Fuels (2.4%):
59,387	EOG Resources, Inc.	4,323,373
66,400	Noble Energy, Inc.	2,003,952
16,610	Occidental Petroleum Corp.	1,098,752

		7,426,077

Pharmaceuticals (8.2%):
12,353	Allergan plc *	3,357,669
68,398	Bristol-Myers Squibb Co.	4,049,162
49,241	Eli Lilly & Co.	4,120,979
40,732	Endo International plc *	2,821,913
66,976	Johnson & Johnson Co.	6,252,209
24,786	Valeant Pharmaceuticals International, Inc. *	4,421,327

		25,023,259

Real Estate Investment Trusts (REITs) (1.8%):
63,537	American Tower Corp.	5,589,985

Road & Rail (1.4%):
76,284	Canadian National Railway Co.	4,329,880

Semiconductors & Semiconductor Equipment (2.0%):
34,890	Avago Technologies, Ltd.	4,361,599
46,020	Microchip Technology, Inc.	1,983,002

		6,344,601

Software (0.9%):
17,036	Adobe Systems, Inc. *	1,400,700

Continued

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
17,794	Citrix Systems, Inc. *^	$1,232,768

		2,633,468

Specialty Retail (3.8%):
5,385	AutoZone, Inc. *	3,897,825
37,546	Bed Bath & Beyond, Inc. *^	2,140,873
18,309	L Brands, Inc.	1,650,190
81,551	Ross Stores, Inc. ^	3,952,777

		11,641,665

Technology Hardware, Storage & Peripherals (3.8%):
31,428	Apple, Inc.	3,466,508
243,551	EMC Corp.	5,884,193
82,348	Hewlett-Packard Co.	2,108,932

		11,459,633

Textiles, Apparel & Luxury Goods (2.7%):
21,576	LVMH Moet Hennessy Louis Vuitton SA	3,681,464
13,828	Nike, Inc., Class B	1,700,429
42,796	VF Corp.	2,919,115

		8,301,008

Trading Companies & Distributors (1.2%):
16,618	W.W. Grainger, Inc. ^	3,573,036

Total Common Stocks (Cost $213,762,191)		301,574,559

Preferred Stock (0.2%):
Electric Utilities (0.2%):
17,417	Exelon Corp., 6.50%^	760,252

Total Preferred Stock (Cost $878,329)		760,252

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (13.1%):
$39,994,308	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	39,994,308

Total Securities Held as Collateral for Securities on Loan (Cost $39,994,308)		39,994,308

Unaffiliated Investment Company (0.9%):
2,863,399	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	2,863,399

Total Unaffiliated Investment Company (Cost $2,863,399)		2,863,399

Total Investment Securities (Cost $257,498,227)(c)—113.1%		345,192,518
Net other assets (liabilities)—(13.1)%		(40,070,393)

Net Assets—100.0%		$305,122,125

Percentages indicated are based on net assets as of September 30, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $39,803,458.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(b)	The rate represents the effective yield at September 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
Canada	2.5%
France	3.1%
Ireland (Republic of)	2.4%
Netherlands	1.0%
Singapore	1.3%
Switzerland	0.8%
United Kingdom	0.6%
United States	88.3%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (97.9%):
Aerospace & Defense (1.9%):
15,461	L-3 Communications Holdings, Inc.	$1,615,984
9,963	MTU Aero Engines AG	832,092
16,210	Rockwell Collins, Inc.	1,326,626

		3,774,702

Air Freight & Logistics (0.1%):
37,780	UTI Worldwide, Inc. *^	173,410

Airlines (1.4%):
16,504	Alaska Air Group, Inc.	1,311,243
29,224	Delta Air Lines, Inc.	1,311,281

		2,622,524

Auto Components (1.2%):
24,790	BorgWarner, Inc.	1,031,016
17,356	Delphi Automotive plc	1,319,750

		2,350,766

Automobiles (0.7%):
24,501	Harley-Davidson, Inc. ^	1,345,105

Banks (8.6%):
51,815	BB&T Corp.	1,844,614
75,568	Citizens Financial Group, Inc.	1,803,052
24,464	Comerica, Inc.	1,005,470
131,748	Fifth Third Bancorp	2,491,356
160,524	Huntington Bancshares, Inc.	1,701,554
107,322	KeyCorp	1,396,259
9,314	M&T Bank Corp. ^	1,135,842
45,021	PrivateBancorp, Inc.	1,725,655
27,101	SunTrust Banks, Inc.	1,036,342
86,368	TCF Financial Corp.	1,309,339
19,707	Wintrust Financial Corp.	1,052,945

		16,502,428

Beverages (1.2%):
12,497	Coca-Cola Enterprises, Inc.	604,230
19,700	Molson Coors Brewing Co., Class B ^	1,635,494

		2,239,724

Biotechnology (0.2%):
11,542	AMAG Pharmaceuticals, Inc. *^	458,564

Building Products (1.7%):
24,967	Armstrong World Industries, Inc. *	1,191,925
16,643	Fortune Brands Home & Security, Inc. ^	790,043
29,800	Owens Corning, Inc.	1,248,918

		3,230,886

Capital Markets (1.7%):
5,724	Affiliated Managers Group, Inc. *	978,747
25,178	Apollo Global Management LLC, Series A, Class A	432,558
14,570	Northern Trust Corp.	993,091
29,585	TD Ameritrade Holding Corp. ^	941,986

		3,346,382

Chemicals (4.5%):
18,243	AkzoNobel NV	1,185,891
26,037	Albemarle Corp. ^	1,148,232
71,121	Axalta Coating Systems, Ltd. *	1,802,206
22,158	Celanese Corp., Series A	1,311,089
23,597	H.B. Fuller Co. ^	800,882
18,809	Sensient Technologies Corp. ^	1,152,992
19,240	Valspar Corp. (The) ^	1,382,971

		8,784,263

Commercial Services & Supplies (0.7%):
37,921	Tyco International plc	1,268,837

Shares		Fair Value
Common Stocks, continued
Consumer Finance (1.0%):
38,334	Discover Financial Services	$1,992,985

Containers & Packaging (1.3%):
78,003	Graphic Packaging Holding Co.	997,658
19,628	Greif, Inc., Class A ^	626,329
45,362	Owens-Illinois, Inc. *	939,901

		2,563,888

Distributors (0.6%):
39,808	LKQ Corp. *	1,128,955

Diversified Consumer Services (0.4%):
35,482	Houghton Mifflin Harcourt Co. *	720,639

Diversified Financial Services (1.4%):
52,458	NASDAQ OMX Group, Inc. (The)	2,797,585

Diversified Telecommunication Services (0.5%):
213,838	Frontier Communications Corp. ^	1,015,731

Electric Utilities (2.1%):
28,937	Eversource Energy ^	1,464,791
25,646	OGE Energy Corp.	701,675
30,316	Pinnacle West Capital Corp.	1,944,468

		4,110,934

Electrical Equipment (1.1%):
25,131	Eaton Corp. plc	1,289,220
14,440	Regal-Beloit Corp. ^	815,138

		2,104,358

Electronic Equipment, Instruments & Components (1.4%):
60,186	Ingram Micro, Inc., Class A	1,639,466
37,527	Keysight Technologies, Inc. *	1,157,333

		2,796,799

Energy Equipment & Services (1.9%):
21,294	Cameron International Corp. *	1,305,749
57,345	Forum Energy Technologies, Inc. *^	700,182
57,353	Frank’s International NV ^	879,221
27,372	Oil States International, Inc. *	715,230

		3,600,382

Food & Staples Retailing (0.9%):
38,346	Empire Co., Ltd., Class A	788,876
106,822	Rite AID Corp. *^	648,409
8,107	United Natural Foods, Inc. *^	393,271

		1,830,556

Food Products (6.7%):
18,343	Bunge, Ltd.	1,344,542
44,800	Flowers Foods, Inc. ^	1,108,352
19,917	Ingredion, Inc. ^	1,738,953
14,221	J.M. Smucker Co. (The)	1,622,474
22,425	Kellogg Co.	1,492,384
16,234	McCormick & Co. ^	1,334,110
44,898	Pinnacle Foods, Inc.	1,880,328
27,705	Snyders-Lance, Inc. ^	934,490
36,856	Tyson Foods, Inc., Class A ^	1,588,494

		13,044,127

Health Care Equipment & Supplies (4.4%):
9,972	Cooper Cos., Inc. (The) ^	1,484,432
29,083	DENTSPLY International, Inc.	1,470,727
23,345	St. Jude Medical, Inc. ^	1,472,836
20,470	STERIS Corp. ^	1,329,936
11,646	Teleflex, Inc. ^	1,446,550
14,232	Zimmer Holdings, Inc. ^	1,336,812

		8,541,293

Health Care Providers & Services (1.6%):
18,365	Owens & Minor, Inc. ^	586,578
21,227	Quest Diagnostics, Inc. ^	1,304,824

Continued

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
10,367	Universal Health Services, Inc., Class B	$1,293,905

		3,185,307

Health Care Technology (0.8%):
36,461	IMS Health Holdings, Inc. *	1,061,015
23,695	MedAssets, Inc. *^	475,322

		1,536,337

Hotels, Restaurants & Leisure (1.2%):
52,061	Aramark Holdings Corp.	1,543,088
9,512	DineEquity, Inc. ^	871,870

		2,414,958

Household Durables (1.4%):
68,901	Newell Rubbermaid, Inc.	2,736,059

Independent Power and Renewable Electricity Producers (1.4%):
145,706	AES Corp. (The) ^	1,426,462
24,174	Dynegy, Inc. *	499,677
50,732	NRG Energy, Inc. ^	753,370

		2,679,509

Insurance (6.7%):
31,410	Arthur J. Gallagher & Co.	1,296,605
9,291	Everest Re Group, Ltd.	1,610,501
15,446	Hanover Insurance Group, Inc. (The)	1,200,154
45,853	Hartford Financial Services Group, Inc. (The)	2,099,151
33,906	Lincoln National Corp.	1,609,179
56,875	Third Point Reinsurance, Ltd. *^	764,969
48,506	UnumProvident Corp.	1,556,072
32,577	Validus Holdings, Ltd.	1,468,245
37,749	XL Group plc	1,371,044

		12,975,920

IT Services (3.4%):
23,177	Amdocs, Ltd.	1,318,308
29,900	Fidelity National Information Services, Inc.	2,005,692
55,179	Sabre Corp.	1,499,765
178,272	Xerox Corp.	1,734,587

		6,558,352

Life Sciences Tools & Services (1.8%):
31,242	Agilent Technologies, Inc.	1,072,538
43,431	PerkinElmer, Inc.	1,996,088
15,995	VWR Corp. *^	410,912

		3,479,538

Machinery (3.3%):
92,131	Allison Transmission Holdings, Inc. ^	2,458,977
14,855	Joy Global, Inc. ^	221,785
22,007	Pentair plc	1,123,237
14,119	SPX Corp.	168,298
14,119	SPX FLOW, Inc. *	486,117
20,543	Stanley Black & Decker, Inc.	1,992,260

		6,450,674

Media (1.0%):
58,452	Interpublic Group of Cos., Inc. (The)	1,118,187
37,172	Quebecor, Inc., Class B	813,756

		1,931,943

Metals & Mining (0.1%):
23,340	United States Steel Corp. ^	243,203

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.5%):
20,153	Kohl’s Corp. ^	$933,285

Multi-Utilities (3.7%):
41,151	CMS Energy Corp.	1,453,453
21,775	DTE Energy Co.	1,750,057
48,076	NiSource, Inc.	891,810
27,243	NorthWestern Corp. ^	1,466,491
39,546	Public Service Enterprise Group, Inc.	1,667,259

		7,229,070

Oil, Gas & Consumable Fuels (6.2%):
39,622	Antero Resources Corp. *^	838,402
9,593	Cimarex Energy Co.	983,091
34,066	Columbia Pipeline Group, Inc.	623,067
28,494	CONSOL Energy, Inc. ^	279,241
21,332	Energen Corp.	1,063,614
15,792	EQT Corp.	1,022,848
28,159	Hess Corp. ^	1,409,639
24,267	HollyFrontier Corp.	1,185,199
66,995	Memorial Resource Development Corp. *^	1,177,771
20,304	Noble Energy, Inc.	612,775
17,008	PDC Energy, Inc. *^	901,594
28,855	Plains GP Holdings, LP	504,963
19,425	SM Energy Co. ^	622,377
23,067	Spectra Energy Corp.	605,970

		11,830,551

Pharmaceuticals (1.0%):
20,034	Endo International plc *	1,387,955
21,222	Impax Laboratories, Inc. *	747,227

		2,135,182

Professional Services (0.7%):
31,709	Nielsen Holdings plc ^	1,410,099

Real Estate Investment Trusts (REITs) (5.0%):
59,489	Annaly Capital Management, Inc.	587,156
79,023	Corporate Office Properties Trust	1,661,854
58,581	DDR Corp.	900,976
24,017	EPR Properties ^	1,238,557
17,968	Equity Lifestyle Properties, Inc.	1,052,386
156,591	Medical Properties Trust, Inc. ^	1,731,896
17,221	Mid-America Apartment Communities, Inc.	1,409,883
29,280	Plum Creek Timber Co., Inc. ^	1,156,853

		9,739,561

Real Estate Management & Development (0.6%):
30,276	Realogy Holdings Corp. *	1,139,286

Semiconductors & Semiconductor Equipment (2.6%):
23,665	Analog Devices, Inc.	1,334,942
20,770	Freescale Semiconductor Holdings I, Ltd. *	759,767
29,781	Maxim Integrated Products, Inc.	994,685
24,919	Microchip Technology, Inc. ^	1,073,760
33,747	NVIDIA Corp.	831,864

		4,995,018

Software (0.9%):
15,722	NICE Systems, Ltd., ADR	885,620
44,567	Symantec Corp.	867,719

		1,753,339

Specialty Retail (2.8%):
2,582	AutoZone, Inc. *	1,868,928
18,825	Bed Bath & Beyond, Inc. *^	1,073,402
33,819	Gap, Inc. (The) ^	963,842

Continued

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
61,424	Sally Beauty Holdings, Inc. *	$1,458,820

		5,364,992

Technology Hardware, Storage & Peripherals (1.3%):
26,535	Lexmark International, Inc., Class A ^	768,984
34,838	NCR Corp. *	792,565
12,762	Western Digital Corp.	1,013,813

		2,575,362

Textiles, Apparel & Luxury Goods (1.1%):
12,852	PVH Corp.	1,310,133
7,099	Ralph Lauren Corp.	838,818

		2,148,951

Trading Companies & Distributors (1.2%):
17,798	Brenntag AG	957,733
35,753	Univar, Inc. *	648,917
15,620	WESCO International, Inc. *^	725,861

		2,332,511

Total Common Stocks (Cost $190,840,097)		190,124,830

Preferred Stock (0.6%):
Diversified Telecommunication Services (0.6%):
13,410	Frontier Communications Corp., Class A, 11.13%	1,249,142

Total Preferred Stock (Cost $1,341,000)		1,249,142

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (23.0%):
$44,644,894	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	44,644,894

Total Securities Held as Collateral for Securities on Loan (Cost $44,644,894)		44,644,894

Unaffiliated Investment Company (1.7%):
3,311,979	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	3,311,979

Total Unaffiliated Investment Company (Cost $3,311,979)		3,311,979

Total Investment Securities (Cost $240,137,970)(c)—123.2%		239,330,845
Net other assets (liabilities)—(23.2)%		(45,083,280)

Net Assets—100.0%		$194,247,565

Percentages indicated are based on net assets as of September 30, 2015.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $44,163,760.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(b)	The rate represents the effective yield at September 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL MFS Value Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.2%):
Aerospace & Defense (6.7%):
89,115	Honeywell International, Inc. ^	$8,438,299
43,683	Lockheed Martin Corp.	9,055,922
25,930	Northrop Grumman Corp.	4,303,084
92,598	United Technologies Corp.	8,240,296

		30,037,601

Air Freight & Logistics (1.5%):
64,765	United Parcel Service, Inc., Class B	6,391,658

Auto Components (1.7%):
46,962	Delphi Automotive plc	3,570,990
94,363	Johnson Controls, Inc.	3,902,854

		7,473,844

Banks (11.2%):
40,361	Citigroup, Inc.	2,002,309
333,554	JPMorgan Chase & Co.	20,336,788
42,160	PNC Financial Services Group, Inc.	3,760,672
206,835	U.S. Bancorp	8,482,303
285,966	Wells Fargo & Co.	14,684,355

		49,266,427

Beverages (1.3%):
220,380	Diageo plc	5,929,526

Capital Markets (5.9%):
145,853	Bank of New York Mellon Corp. (The)	5,710,145
13,078	BlackRock, Inc., Class A	3,890,313
116,514	Franklin Resources, Inc.	4,341,312
47,394	Goldman Sachs Group, Inc. (The)	8,235,181
58,320	State Street Corp. ^	3,919,687

		26,096,638

Chemicals (2.5%):
22,525	E.I. du Pont de Nemours & Co. ^	1,085,705
18,957	Monsanto Co.	1,617,790
94,415	PPG Industries, Inc.	8,279,251

		10,982,746

Commercial Services & Supplies (1.2%):
153,036	Tyco International plc	5,120,585

Consumer Finance (1.1%):
65,974	American Express Co.	4,890,653

Containers & Packaging (0.5%):
46,869	Crown Holdings, Inc. *	2,144,257

Diversified Financial Services (1.1%):
9,220	McGraw-Hill Cos., Inc. (The)	797,530
73,979	NASDAQ OMX Group, Inc. (The) ^	3,945,300

		4,742,830

Diversified Telecommunication Services (1.9%):
27,334	AT&T, Inc.	890,542
167,811	Verizon Communications, Inc.	7,301,456

		8,191,998

Electric Utilities (0.8%):
48,926	Duke Energy Corp.	3,519,736

Electrical Equipment (0.8%):
67,546	Eaton Corp. plc	3,465,110

Energy Equipment & Services (1.3%):
7,145	Baker Hughes, Inc.	371,826
59,038	National-Oilwell Varco, Inc. ^	2,222,781
47,942	Schlumberger, Ltd.	3,306,559

		5,901,166

Food & Staples Retailing (1.8%):
82,574	CVS Health Corp.	7,966,740

Food Products (4.4%):
30,857	Archer-Daniels-Midland Co.	1,279,023

Shares		Fair Value
Common Stocks, continued
Food Products, continued
51,877	Danone SA	$3,280,633
122,419	General Mills, Inc.	6,871,378
3,987	Kellogg Co.	265,335
101,691	Nestle SA, Registered Shares	7,660,351

		19,356,720

Health Care Equipment & Supplies (3.6%):
117,783	Abbott Laboratories	4,737,232
121,555	Medtronic plc	8,136,892
49,629	St. Jude Medical, Inc. ^	3,131,094

		16,005,218

Health Care Providers & Services (1.1%):
59,045	Express Scripts Holding Co. *^	4,780,283

Hotels, Restaurants & Leisure (0.5%):
23,824	McDonald’s Corp.	2,347,379

Household Durables (0.2%):
24,965	Newell Rubbermaid, Inc.	991,360

Household Products (0.5%):
28,402	Procter & Gamble Co. (The)	2,043,240

Industrial Conglomerates (3.3%):
59,949	3M Co.	8,498,970
71,535	Danaher Corp.	6,095,497

		14,594,467

Insurance (7.9%):
46,284	ACE, Ltd. ^	4,785,766
58,654	Aon plc	5,197,331
35,459	Chubb Corp. (The)	4,349,046
166,015	MetLife, Inc.	7,827,607
53,374	Prudential Financial, Inc.	4,067,633
87,173	Travelers Cos., Inc. (The) ^	8,676,328

		34,903,711

IT Services (5.7%):
128,156	Accenture plc, Class A ^	12,592,608
46,536	Fidelity National Information Services, Inc.	3,121,635
40,301	Fiserv, Inc. *^	3,490,470
40,614	International Business Machines Corp.	5,887,811

		25,092,524

Leisure Products (0.3%):
18,333	Hasbro, Inc. ^	1,322,543

Life Sciences Tools & Services (1.1%):
40,756	Thermo Fisher Scientific, Inc.	4,983,644

Machinery (2.3%):
13,610	Caterpillar, Inc.	889,550
15,670	Deere & Co. ^	1,159,580
34,979	Illinois Tool Works, Inc. ^	2,879,121
10,946	Parker Hannifin Corp. ^	1,065,046
37,251	Pentair plc ^	1,901,291
22,887	Stanley Black & Decker, Inc.	2,219,581

		10,114,169

Media (4.4%):
96,202	Comcast Corp., Class A ^	5,506,602
77,601	Omnicom Group, Inc. ^	5,113,906
55,206	Time Warner, Inc., Class A	3,795,413
5,103	Time, Inc.	97,212
43,251	Viacom, Inc., Class B ^	1,866,281
26,826	Walt Disney Co. (The) ^	2,741,617

		19,121,031

Multiline Retail (1.3%):
12,579	Kohl’s Corp. ^	582,533

Continued

AZL MFS Value Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
66,771	Target Corp.	$5,252,207

		5,834,740

Oil, Gas & Consumable Fuels (4.2%):
62,340	Chevron Corp.	4,917,379
24,418	EOG Resources, Inc.	1,777,630
98,223	Exxon Mobil Corp. ^	7,302,881
62,575	Occidental Petroleum Corp.	4,139,336

		18,137,226

Pharmaceuticals (8.1%):
159,082	Johnson & Johnson Co.	14,850,304
125,714	Merck & Co., Inc.	6,209,014
16,181	Novartis AG, Registered Shares	1,490,968
378,882	Pfizer, Inc.	11,900,684
4,642	Roche Holding AG	1,227,509

		35,678,479

Professional Services (0.2%):
9,153	Equifax, Inc.	889,489

Road & Rail (1.0%):
41,871	Canadian National Railway Co.	2,376,598
21,952	Union Pacific Corp.	1,940,776

		4,317,374

Semiconductors & Semiconductor Equipment (1.6%):
17,337	Analog Devices, Inc. ^	977,980
23,348	NVIDIA Corp.	575,528
110,745	Texas Instruments, Inc.	5,484,093

		7,037,601

Software (0.9%):
109,007	Oracle Corp.	3,937,333

Specialty Retail (0.6%):
9,625	Advance Auto Parts, Inc. ^	1,824,226
16,658	Bed Bath & Beyond, Inc. *^	949,839

		2,774,065

Tobacco (4.3%):
54,094	Altria Group, Inc.	2,942,714
16,559	Imperial Tobacco Group plc	856,919
181,899	Philip Morris International, Inc.	14,430,047
19,945	Reynolds American, Inc.	882,965

		19,112,645

Wireless Telecommunication Services (0.4%):
599,962	Vodafone Group plc	1,896,782

Total Common Stocks (Cost $339,120,280)		437,393,538

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (12.1%):
$53,236,666	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	53,236,666

Total Securities Held as Collateral for Securities on Loan (Cost $53,236,666)		53,236,666

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.7%):
2,902,253	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	$2,902,253

Total Unaffiliated Investment Company (Cost $2,902,253)		2,902,253

Total Investment Securities (Cost $395,259,199)(c)—112.0%		493,532,457
Net other assets (liabilities)—(12.0)%		(52,844,373)

Net Assets—100.0%		$440,688,084

Percentages indicated are based on net assets as of September 30, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $53,152,852.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(b)	The rate represents the effective yield at September 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
Canada	0.5%
France	0.7%
Ireland (Republic of)	4.7%
Netherlands	0.6%
Switzerland	3.0%
United Kingdom	3.6%
United States	86.9%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (97.5%):
Aerospace & Defense (1.6%):
27,321	BE Aerospace, Inc.	$1,199,392
7,929	Esterline Technologies Corp. *	570,016
12,288	Huntington Ingalls Industries, Inc.	1,316,659
13,575	KLX, Inc. *	485,171
15,190	Orbital ATK, Inc.	1,091,705
9,094	Teledyne Technologies, Inc. *	821,188
12,681	Triumph Group, Inc.	533,616

		6,017,747

Airlines (1.2%):
32,717	Alaska Air Group, Inc.	2,599,365
80,780	JetBlue Airways Corp. *^	2,081,701

		4,681,066

Auto Components (0.5%):
41,175	Dana Holding Corp.	653,859
75,216	Gentex Corp.	1,165,848

		1,819,707

Automobiles (0.2%):
11,731	Thor Industries, Inc.	607,666

Banks (5.5%):
38,560	Associated Banc-Corp. ^	692,923
22,397	BancorpSouth, Inc.	532,377
11,225	Bank of Hawaii Corp. ^	712,675
20,059	Bank of the Ozarks, Inc. ^	877,782
19,730	Cathay General Bancorp	591,111
12,450	City National Corp.	1,096,347
20,613	Commerce Bancshares, Inc. ^	939,128
14,283	Cullen/Frost Bankers, Inc. ^	908,113
36,948	East West Bancorp, Inc.	1,419,542
60,090	First Horizon National Corp. ^	852,076
91,167	First Niagara Financial Group, Inc.	930,815
42,665	FirstMerit Corp.	753,891
44,880	Fulton Financial Corp.	543,048
20,046	Hancock Holding Co. ^	542,244
14,350	International Bancshares Corp.	359,181
26,210	PacWest Bancorp	1,122,050
16,915	Prosperity Bancshares, Inc. ^	830,696
13,082	Signature Bank *	1,799,559
13,227	SVB Financial Group *	1,528,248
33,895	Synovus Financial Corp.	1,003,292
43,471	TCF Financial Corp.	659,020
17,386	Trustmark Corp. ^	402,834
56,760	Umpqua Holdings Corp. ^	925,188
59,804	Valley National Bancorp ^	588,471
23,621	Webster Financial Corp. ^	841,616

		21,452,227

Beverages (0.1%):
2,489	Boston Beer Co., Inc. (The), Class A *^	524,208

Biotechnology (0.4%):
11,693	United Therapeutics Corp. *^	1,534,589

Building Products (1.1%):
19,450	A.O. Smith Corp.	1,267,946
41,027	Fortune Brands Home & Security, Inc. ^	1,947,551
10,300	Lennox International, Inc. ^	1,167,299

		4,382,796

Capital Markets (2.0%):
30,195	Eaton Vance Corp. ^	1,009,117
24,452	Federated Investors, Inc., Class B ^	706,663
38,077	Janus Capital Group, Inc. ^	517,847
32,946	Raymond James Financial, Inc.	1,635,110
35,770	SEI Investments Co.	1,725,186
17,828	Stifel Financial Corp. *	750,559

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
21,484	Waddell & Reed Financial, Inc., Class A ^	$746,999
29,421	WisdomTree Investments, Inc. ^	474,561

		7,566,042

Chemicals (3.1%):
28,871	Albemarle Corp. ^	1,273,211
17,364	Ashland, Inc.	1,747,165
16,137	Cabot Corp.	509,284
46,592	Chemours Co. (The) ^	301,450
18,374	Cytec Industries, Inc.	1,356,920
8,938	Minerals Technologies, Inc.	430,454
2,680	NewMarket Corp. ^	956,760
19,948	Olin Corp. ^	335,326
22,768	PolyOne Corp.	668,013
34,284	RPM International, Inc.	1,436,157
11,641	Scotts Miracle-Gro Co. (The)	708,006
11,760	Sensient Technologies Corp.	720,888
18,981	Valspar Corp. (The) ^	1,364,354

		11,807,988

Commercial Services & Supplies (1.7%):
13,657	Clean Harbors, Inc. *^	600,498
28,107	Copart, Inc. *	924,720
12,850	Deluxe Corp.	716,259
15,353	Herman Miller, Inc.	442,781
11,448	HNI Corp.	491,119
8,103	MSA Safety, Inc. ^	323,877
53,682	R.R. Donnelley & Sons Co. ^	781,610
24,150	Rollins, Inc. ^	648,911
31,700	Waste Connections, Inc.	1,539,986

		6,469,761

Communications Equipment (1.0%):
34,647	Arris Group, Inc. *	899,783
32,528	Ciena Corp. *^	673,980
9,282	InterDigital, Inc. ^	469,669
25,845	NetScout Systems, Inc. *	914,138
9,063	Plantronics, Inc.	460,854
34,205	Polycom, Inc. *	358,468

		3,776,892

Construction & Engineering (0.5%):
38,699	Aecom Technology Corp. *^	1,064,609
10,113	Granite Construction, Inc.	300,053
37,123	KBR, Inc.	618,469

		1,983,131

Construction Materials (0.2%):
12,928	Eagle Materials, Inc.	884,534

Consumer Finance (0.2%):
109,548	SLM Corp. *	810,655

Containers & Packaging (1.4%):
16,110	AptarGroup, Inc.	1,062,616
25,076	Bemis Co., Inc.	992,257
6,603	Greif, Inc., Class A ^	210,702
25,094	Packaging Corp. of America	1,509,654
10,388	Silgan Holdings, Inc. ^	540,592
25,967	Sonoco Products Co.	979,995

		5,295,816

Distributors (0.6%):
78,282	LKQ Corp. *	2,220,078

Diversified Consumer Services (0.9%):
25,896	Apollo Group, Inc., Class A *	286,410
14,759	DeVry, Inc.	401,592
1,153	Graham Holdings Co., Class B	665,281
51,464	Service Corp. International	1,394,674

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
15,916	Sotheby’s ^	$508,994

		3,256,951

Diversified Financial Services (0.8%):
21,258	CBOE Holdings, Inc.	1,425,987
25,338	MSCI, Inc., Class A	1,506,597

		2,932,584

Electric Utilities (1.8%):
15,565	Cleco Corp.	828,681
39,767	Great Plains Energy, Inc. ^	1,074,504
27,644	Hawaiian Electric Industries, Inc. ^	793,106
12,957	IDACORP, Inc. ^	838,447
51,360	OGE Energy Corp.	1,405,211
20,498	PNM Resources, Inc.	574,969
36,296	Westar Energy, Inc.	1,395,218

		6,910,136

Electrical Equipment (1.0%):
11,177	Acuity Brands, Inc.	1,962,458
13,022	Hubbell, Inc., Class B	1,106,219
11,531	Regal-Beloit Corp.	650,925

		3,719,602

Electronic Equipment, Instruments & Components (3.5%):
24,246	Arrow Electronics, Inc. *	1,340,319
34,541	Avnet, Inc.	1,474,210
10,976	Belden CDT, Inc.	512,469
22,422	Cognex Corp.	770,644
10,695	FEI Co.	781,163
39,997	Ingram Micro, Inc., Class A	1,089,518
9,350	IPG Photonics Corp. *^	710,320
49,864	Jabil Circuit, Inc. ^	1,115,458
43,579	Keysight Technologies, Inc. *	1,343,976
22,703	Knowles Corp. *^	418,416
26,054	National Instruments Corp.	724,041
9,068	Tech Data Corp. *	621,158
66,044	Trimble Navigation, Ltd. *	1,084,442
34,939	Vishay Intertechnology, Inc. ^	338,559
13,380	Zebra Technologies Corp., Class A *^	1,024,239

		13,348,932

Energy Equipment & Services (1.4%):
14,930	Atwood Oceanics, Inc. ^	221,113
9,948	Dril-Quip, Inc. *^	579,173
25,349	Helix Energy Solutions Group, Inc. *	121,422
75,034	Nabors Industries, Ltd.	709,071
62,268	Noble Corp. plc ^	679,344
25,139	Oceaneering International, Inc.	987,460
13,277	Oil States International, Inc. *	346,928
37,764	Patterson-UTI Energy, Inc. ^	496,219
32,108	Rowan Cos. plc, Class A	518,544
38,719	Superior Energy Services, Inc.	489,021

		5,148,295

Food & Staples Retailing (0.6%):
10,013	Casey’s General Stores, Inc. ^	1,030,538
68,034	Supervalu, Inc. *	488,484
12,887	United Natural Foods, Inc. *^	625,148

		2,144,170

Food Products (2.3%):
24,283	Dean Foods Co. ^	401,155
47,575	Flowers Foods, Inc. ^	1,177,006
26,404	Hain Celestial Group, Inc. *^	1,362,446
18,337	Ingredion, Inc.	1,601,003
4,999	Lancaster Colony Corp.	487,303

Shares		Fair Value
Common Stocks, continued
Food Products, continued
15,605	Post Holdings, Inc. *	$922,256
4,592	Tootsie Roll Industries, Inc. ^	143,684
11,034	TreeHouse Foods, Inc. *	858,335
45,152	WhiteWave Foods Co., Class A *	1,812,852

		8,766,040

Gas Utilities (1.7%):
25,997	Atmos Energy Corp.	1,512,505
21,725	National Fuel Gas Co. ^	1,085,816
13,379	ONE Gas, Inc. ^	606,470
45,218	Questar Corp.	877,681
44,392	UGI Corp.	1,545,730
12,798	WGL Holdings, Inc. ^	738,061

		6,366,263

Health Care Equipment & Supplies (4.1%):
18,703	Align Technology, Inc. *	1,061,582
12,467	Cooper Cos., Inc. (The)	1,855,838
11,976	Halyard Health, Inc. *^	340,597
14,489	Hill-Rom Holdings, Inc.	753,283
62,907	Hologic, Inc. *	2,461,551
23,607	IDEXX Laboratories, Inc. *^	1,752,820
36,087	ResMed, Inc.	1,838,994
14,346	Sirona Dental Systems, Inc. *	1,339,056
15,370	STERIS Corp. ^	998,589
10,688	Teleflex, Inc. ^	1,327,556
14,071	Thoratec Corp. *	890,131
18,516	West Pharmaceutical Services, Inc.	1,002,086

		15,622,083

Health Care Providers & Services (2.6%):
30,602	Centene Corp. *	1,659,546
30,376	Community Health Systems, Inc. *	1,299,182
19,852	Health Net, Inc. *	1,195,487
11,403	LifePoint Hospitals, Inc. *	808,473
24,159	MEDNAX, Inc. *	1,855,169
10,501	Molina Healthcare, Inc. *^	722,994
16,248	Owens & Minor, Inc. ^	518,961
20,850	VCA Antech, Inc. *	1,097,753
11,333	WellCare Health Plans, Inc. *^	976,678

		10,134,243

Health Care Technology (0.2%):
48,543	Allscripts Healthcare Solutions, Inc. *	601,933

Hotels, Restaurants & Leisure (2.3%):
15,436	Brinker International, Inc. ^	813,014
4,889	Buffalo Wild Wings, Inc. *^	945,679
11,591	Cheesecake Factory, Inc. (The) ^	625,450
6,166	Cracker Barrel Old Country Store, Inc.	908,128
14,089	Domino’s Pizza, Inc.	1,520,345
24,472	Dunkin’ Brands Group, Inc. ^	1,199,128
6,861	International Speedway Corp., Class A	217,631
9,397	Jack in the Box, Inc.	723,945
6,270	Panera Bread Co., Class A *	1,212,681
59,492	Wendy’s Co. (The) ^	514,606

		8,680,607

Household Durables (2.2%):
50,959	Jarden Corp. *^	2,490,876
23,428	KB Home ^	317,449
10,058	M.D.C. Holdings, Inc. ^	263,318
980	NVR, Inc. *	1,494,716
15,902	Tempur-Pedic International, Inc. *	1,135,880
41,653	Toll Brothers, Inc. *	1,426,199
37,368	TRI Pointe Homes, Inc. *	489,147

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
12,828	Tupperware Brands Corp. ^	$634,858

		8,252,443

Household Products (0.9%):
33,622	Church & Dwight Co., Inc.	2,820,886
16,004	Energizer Holdings, Inc.	619,515

		3,440,401

Independent Power and Renewable Electricity Producers (0.0%):
16,503	Talen Energy Corp. *	166,680

Industrial Conglomerates (0.4%):
16,758	Carlisle Cos., Inc.	1,464,314

Insurance (5.7%):
4,103	Alleghany Corp. *	1,920,655
18,462	American Financial Group, Inc.	1,272,216
44,842	Arthur J. Gallagher & Co.	1,851,078
15,607	Aspen Insurance Holdings, Ltd.	725,257
30,012	Brown & Brown, Inc.	929,472
49,357	CNO Financial Group, Inc. ^	928,405
15,536	Endurance Specialty Holdings, Ltd.	948,162
11,350	Everest Re Group, Ltd.	1,967,410
27,896	First American Financial Corp. ^	1,089,897
11,380	Hanover Insurance Group, Inc. (The)	884,226
24,575	HCC Insurance Holdings, Inc.	1,903,825
12,510	Kemper Corp. ^	442,479
8,096	Mercury General Corp. ^	408,929
62,078	Old Republic International Corp.	970,900
12,740	Primerica, Inc. ^	574,192
17,036	Reinsurance Group of America, Inc.	1,543,291
11,800	RenaissanceRe Holdings, Ltd.	1,254,576
10,862	StanCorp Financial Group, Inc.	1,240,440
25,354	W.R. Berkley Corp.	1,378,497

		22,233,907

Internet & Catalog Retail (0.1%):
8,291	HSN, Inc.	474,577

Internet Software & Services (0.2%):
31,041	Rackspace Hosting, Inc. *^	766,092

IT Services (3.6%):
20,118	Acxiom Corp. *	397,532
30,391	Broadridge Financial Solutions, Inc.	1,682,142
25,246	Convergys Corp. ^	583,435
22,874	CoreLogic, Inc. *	851,599
8,649	DST Systems, Inc.	909,356
21,322	Gartner, Inc. *	1,789,555
16,735	Global Payments, Inc.	1,920,007
20,814	Jack Henry & Associates, Inc.	1,448,863
16,468	Leidos Holdings, Inc.	680,293
16,957	Maximus, Inc.	1,009,959
12,323	NeuStar, Inc., Class A *	335,309
10,761	Science Applications International Corp.	432,700
29,413	VeriFone Systems, Inc. *	815,622
9,947	Wex, Inc. *	863,797

		13,720,169

Leisure Products (1.0%):
23,621	Brunswick Corp.	1,131,210
15,805	Polaris Industries, Inc. ^	1,894,546
16,229	Vista Outdoor, Inc. *	721,054

		3,746,810

Life Sciences Tools & Services (1.4%):
5,324	Bio-Rad Laboratories, Inc., Class A *	715,066

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
9,562	Bio-Techne Corp.	$884,103
12,019	Charles River Laboratories International, Inc. *	763,447
7,114	Mettler-Toledo International, Inc. *^	2,025,640
14,213	PAREXEL International Corp. *	880,069

		5,268,325

Machinery (4.1%):
19,226	AGCO Corp. ^	896,508
12,909	CLARCOR, Inc.	615,501
12,676	Crane Co.	590,828
32,211	Donaldson Co., Inc. ^	904,485
14,824	Graco, Inc. ^	993,653
19,890	IDEX Corp.	1,418,157
22,956	ITT Corp.	767,419
20,402	Kennametal, Inc.	507,806
17,479	Lincoln Electric Holdings, Inc. ^	916,424
14,691	Nordson Corp. ^	924,652
20,127	OshKosh Corp. ^	731,214
27,878	Terex Corp.	500,131
18,896	Timken Co.	519,451
14,060	Toro Co.	991,792
39,694	Trinity Industries, Inc. ^	899,863
5,965	Valmont Industries, Inc. ^	566,019
24,864	Wabtec Corp.	2,189,276
14,693	Woodward, Inc.	598,005

		15,531,184

Marine (0.2%):
14,054	Kirby Corp. *	870,645

Media (1.5%):
15,632	AMC Networks, Inc., Class A *^	1,143,794
1,141	Cable One, Inc. *	478,558
27,042	Cinemark Holdings, Inc.	878,595
18,231	DreamWorks Animation SKG, Inc., Class A *^	318,131
12,680	John Wiley & Sons, Inc., Class A	634,380
37,552	Live Nation, Inc. *	902,750
9,673	Meredith Corp.	411,876
32,517	New York Times Co. (The), Class A	384,026
28,185	Time, Inc. ^	536,924

		5,689,034

Metals & Mining (1.4%):
28,106	Allegheny Technologies, Inc. ^	398,543
12,720	Carpenter Technology Corp. ^	378,674
29,782	Commercial Metals Co.	403,546
8,664	Compass Minerals International, Inc. ^	678,998
18,876	Reliance Steel & Aluminum Co.	1,019,493
16,777	Royal Gold, Inc.	788,183
62,227	Steel Dynamics, Inc.	1,069,060
37,490	United States Steel Corp. ^	390,646
12,071	Worthington Industries, Inc.	319,640

		5,446,783

Multiline Retail (0.4%):
13,331	Big Lots, Inc. ^	638,822
78,601	J.C. Penney Co., Inc. *^	730,203

		1,369,025

Multi-Utilities (1.0%):
29,074	Alliant Energy Corp.	1,700,538
11,535	Black Hills Corp.	476,857
50,124	MDU Resources Group, Inc.	862,133
21,265	Vectren Corp.	893,343

		3,932,871

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (2.0%):
79,469	California Resources Corp. ^	$206,619
91,774	Denbury Resources, Inc. ^	223,929
20,276	Energen Corp.	1,010,961
27,807	Gulfport Energy Corp. *	825,312
48,443	HollyFrontier Corp.	2,365,957
41,305	QEP Resources, Inc.	517,552
17,362	SM Energy Co. ^	556,278
18,190	Western Refining, Inc.	802,543
18,433	World Fuel Services Corp.	659,901
60,410	WPX Energy, Inc. *	399,914

		7,568,966

Paper & Forest Products (0.3%):
16,121	Domtar Corp.	576,326
36,659	Louisiana-Pacific Corp. *^	522,024

		1,098,350

Personal Products (0.4%):
111,967	Avon Products, Inc. ^	363,893
16,004	Edgewell Personal Care Co.	1,305,926

		1,669,819

Pharmaceuticals (0.3%):
20,570	Akorn, Inc. *^	586,348
25,292	Catalent, Inc. *	614,595

		1,200,943

Professional Services (1.2%):
8,611	CEB, Inc.	588,476
10,705	FTI Consulting, Inc. *^	444,365
19,736	Manpower, Inc.	1,616,181
17,790	Towers Watson & Co., Class A	2,088,190

		4,737,212

Real Estate Investment Trusts (REITs) (10.1%):
18,540	Alexandria Real Estate Equities, Inc.	1,569,782
28,904	American Campus Communities, Inc.	1,047,481
51,916	BioMed Realty Trust, Inc.	1,037,282
22,349	Camden Property Trust ^	1,651,591
21,365	Care Capital Properties, Inc.	703,549
30,846	Communications Sales & Leasing, Inc. ^	552,143
24,329	Corporate Office Properties Trust	511,639
30,116	Corrections Corp. of America	889,627
35,698	Douglas Emmett, Inc.	1,025,247
88,797	Duke Realty Corp.	1,691,583
18,965	Equity One, Inc.	461,608
31,545	Extra Space Storage, Inc.	2,434,011
17,755	Federal Realty Investment Trust	2,422,669
24,204	Highwoods Properties, Inc.	937,905
14,905	Home Properties, Inc.	1,114,149
38,912	Hospitality Properties Trust	995,369
23,655	Kilroy Realty Corp.	1,541,360
21,045	Lamar Advertising Co., Class A	1,098,128
29,071	LaSalle Hotel Properties	825,326
38,466	Liberty Property Trust	1,212,064
22,856	Mack-Cali Realty Corp.	431,521
19,391	Mid-America Apartment Communities, Inc.	1,587,541
34,487	National Retail Properties, Inc. ^	1,250,843
41,557	Omega Healthcare Investors, Inc.	1,460,729
10,468	Potlatch Corp.	301,374
32,354	Rayonier, Inc. ^	714,053
24,189	Regency Centers Corp.	1,503,346
60,956	Senior Housing Properties Trust	987,487
9,205	Sovran Self Storage, Inc.	868,032

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
24,663	Tanger Factory Outlet Centers, Inc.	$813,139
15,548	Taubman Centers, Inc.	1,074,056
67,286	UDR, Inc.	2,320,020
23,142	Urban Edge Properties	499,636
29,336	Weingarten Realty Investors	971,315
47,659	WP Glimcher, Inc.	555,704

		39,061,309

Real Estate Management & Development (0.5%):
11,692	Alexander & Baldwin, Inc.	401,386
11,545	Jones Lang LaSalle, Inc.	1,659,825

		2,061,211

Road & Rail (0.9%):
14,701	Con-way, Inc.	697,562
13,657	Genesee & Wyoming, Inc., Class A *	806,856
11,193	Landstar System, Inc. ^	710,420
17,959	Old Dominion Freight Line, Inc. *	1,095,499
11,469	Werner Enterprises, Inc. ^	287,872

		3,598,209

Semiconductors & Semiconductor Equipment (1.8%):
162,186	Advanced Micro Devices, Inc. *	278,960
107,410	Atmel Corp.	866,799
26,565	Cree, Inc. *	643,670
86,130	Cypress Semiconductor Corp.	733,828
29,656	Fairchild Semiconductor International, Inc. *	416,370
38,179	Integrated Device Technology, Inc. *	775,034
33,926	Intersil Corp., Class A	396,934
10,223	Silicon Laboratories, Inc. *^	424,663
80,869	SunEdison, Inc. *^	580,639
9,360	Synaptics, Inc. *^	771,826
54,161	Teradyne, Inc.	975,439

		6,864,162

Software (5.0%):
30,045	ACI Worldwide, Inc. *	634,550
23,167	ANSYS, Inc. *^	2,041,938
74,836	Cadence Design Systems, Inc. *^	1,547,608
41,099	CDK Global, Inc.	1,963,710
10,942	CommVault Systems, Inc. *	371,590
10,641	FactSet Research Systems, Inc.	1,700,538
7,992	Fair Isaac Corp.	675,324
37,374	Fortinet, Inc. *	1,587,648
18,862	Manhattan Associates, Inc. *	1,175,103
25,431	Mentor Graphics Corp. ^	626,366
29,324	PTC, Inc. *	930,744
22,332	Rovi Corp. *^	234,263
17,103	Solarwinds, Inc. *^	671,122
17,273	Solera Holdings, Inc.	932,742
40,068	Synopsys, Inc. *	1,850,340
8,697	Tyler Technologies, Inc. *	1,298,549
7,355	Ultimate Software Group, Inc. (The) *	1,316,619

		19,558,754

Specialty Retail (3.0%):
16,623	Aaron’s, Inc.	600,257
17,904	Abercrombie & Fitch Co., Class A ^	379,386
46,197	American Eagle Outfitters, Inc. ^	722,059
43,966	Ascena Retail Group, Inc. *	611,567
12,809	Cabela’s, Inc., Class A *^	584,090
35,780	Chico’s FAS, Inc.	562,819
19,429	CST Brands, Inc.	653,980

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
24,033	Dick’s Sporting Goods, Inc.	$1,192,277
35,769	Foot Locker, Inc. ^	2,574,295
16,736	Guess?, Inc. ^	357,481
10,349	Murphy U.S.A., Inc. *	568,678
126,854	Office Depot, Inc. *	814,403
13,647	Rent-A-Center, Inc. ^	330,940
21,641	Williams-Sonoma, Inc. ^	1,652,290

		11,604,522

Technology Hardware, Storage & Peripherals (0.6%):
27,045	3D Systems Corp. *^	312,370
16,688	Diebold, Inc. ^	496,802
15,775	Lexmark International, Inc., Class A	457,160
40,545	NCR Corp. *	922,398

		2,188,730

Textiles, Apparel & Luxury Goods (1.0%):
13,415	Carter’s, Inc.	1,215,936
8,396	Deckers Outdoor Corp. *	487,472
32,852	Kate Spade & Co. *^	627,802
10,950	Skechers U.S.A., Inc., Class A *	1,468,175

		3,799,385

Thrifts & Mortgage Finance (0.7%):
114,333	New York Community Bancorp, Inc. ^	2,064,854
24,144	Washington Federal, Inc. ^	549,276

		2,614,130

Trading Companies & Distributors (0.6%):
11,091	GATX Corp. ^	489,668
12,441	MSC Industrial Direct Co., Inc., Class A ^	759,274
27,582	NOW, Inc. *^	408,214
6,600	Watsco, Inc.	781,967

		2,439,123

Water Utilities (0.3%):
45,409	Aqua America, Inc.	1,201,976

Wireless Telecommunication Services (0.2%):
24,209	Telephone & Data Systems, Inc.	604,257

Total Common Stocks (Cost $291,934,029)		373,711,060

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (22.8%):
$87,312,554	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	87,312,554

Total Securities Held as Collateral for Securities on Loan (Cost $87,312,554)		87,312,554

Unaffiliated Investment Company (2.2%):
8,297,486	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	8,297,486

Total Unaffiliated Investment Company (Cost $8,297,486)		8,297,486

Total Investment Securities (Cost $387,544,069)(c)—122.5%		469,321,100
Net other assets (liabilities)—(22.5)%		(86,321,144)

Net Assets—100.0%		$382,999,956

Percentages indicated are based on net assets as of September 30, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $86,504,515.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(b)	The rate represents the effective yield at September 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Cash of $469,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 400 Index E-mini December Future	Long	12/18/15	67	$9,131,430	$(242,618)

See accompanying notes to the schedules of portfolio investments.

AZL Money Market Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Certificates of Deposit (21.6%):
Banks (18.8%)
$ 8,000,000	Bank of Nova Scotia, 0.29%, 11/9/15(a)	$8,000,000
4,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 0.33%, 10/28/15(a)	4,000,000
15,000,000	BMO Harris Bank NA, 0.42%, 3/4/16(a)	15,000,000
8,000,000	BNP Paribas, NY, 0.38%, 12/3/15(a)	8,000,000
10,000,000	Credit Industriel Et Commercial, NY, 0.41%, 12/31/15	10,000,000
10,000,000	Mizuho Corporate Bank, NY, 0.29%, 10/15/15	10,000,000
8,000,000	National Bank of Canada, NY, 0.36%, 12/24/15(a)	8,000,000
18,000,000	Nordea Bank Finland, NY, 0.26%, 10/26/15	18,000,000
8,000,000	Norinchukin Bank, NY, 0.37%, 10/20/15(a)	8,000,000
8,000,000	Rabobank Nederland NV, NY, 0.30%, 11/2/15	8,000,000
10,000,000	Rabobank Nederland NV, NY, 0.38%, 3/18/16(a)	10,000,000
14,000,000	Skandinav Enskilda Bank, NY, 0.37%, 2/29/16(a)	14,000,000
5,000,000	Sumitomo Mitsui Bank, NY, 0.27%, 10/13/15	5,000,000
7,000,000	Sumitomo Mitsui Bank, NY, 0.41%, 1/4/16(a)	7,000,000
12,000,000	Toronto Dominion Bank, NY, 0.55%, 4/15/16	12,000,000

		145,000,000

Capital Markets (1.7%)
3,000,000	State Street Bank & Trust Co., 0.28%, 10/23/15(a)	3,000,000
10,000,000	State Street Bank & Trust Co., 0.28%, 10/1/15(a)	10,000,000

		13,000,000

Diversified Financial Services (1.1%)
8,750,000	Mitsubishi UFJ Trust & Banking Corp., 0.30%, 1/4/16(a)	8,750,000

Total Certificates of Deposit (Cost $166,750,000)		166,750,000

Commercial Paper (57.1%):
Banks (13.6%)
12,000,000	BNP Paribas Finance, Inc., 0.32%, 12/21/15(b)	11,991,360
30,000,000	Caisse Centrale Desjardins du Quebec, 0.08%, 10/6/15(b)(c)	29,999,666
10,000,000	Commonwealth Bank of Australia, 0.30%, 3/29/16(a)(c)	9,999,537
12,000,000	Credit Suisse, NY, 0.42%, 1/4/16(b)	11,986,700
7,000,000	HSBC Bank plc, 0.29%, 10/23/15(a)(c)	7,000,000
9,000,000	Macquarie Bank Ltd., 0.39%, 10/26/15(b)(c)	8,997,438
15,000,000	Sumitomo Mitsui Bank, NY, 0.30%, 1/7/16(b)(c)	14,987,750
10,000,000	Westpac Banking Corp., NY, 0.32%, 4/4/16(a)(c)	10,000,000

Principal Amount		Fair Value
Commercial Paper, continued
Banks, continued

		$104,962,451

Capital Markets (2.5%)
19,000,000	Working Capital Management, 0.15%, 10/5/15(b)(c)	18,999,683

Diversified Consumer Services (2.3%)
10,000,000	Starbird Funding Corp., 0.31%, 11/2/15(b)(c)	9,997,244
8,000,000	Starbird Funding Corp., 0.31%, 10/27/15(b)(c)	7,998,209

		17,995,453

Diversified Financial Services (32.4%)
5,000,000	Bedford Row Funding Corp., 0.34%, 11/20/15(a)(c)	5,000,000
10,000,000	Chariot Funding LLC, 0.43%, 1/5/16(b)(c)	9,988,533
10,000,000	Chariot Funding LLC, 0.32%, 11/23/15(b)(c)	9,995,142
5,000,000	Charta LLC, 0.33%, 11/24/15(b)	4,997,450
11,000,000	Charta LLC, 0.50%, 2/12/16(b)	10,979,528
10,000,000	CIESCO LLC, 0.33%, 12/1/15(b)	9,994,239
20,000,000	Collateralized CP Co. LLC, 0.32%, 10/26/15(b)	19,995,556
5,400,000	CRC Funding LLC, 0.34%, 11/2/15(b)	5,398,368
9,000,000	CRC Funding LLC, 0.50%, 2/8/16(b)	8,983,750
19,000,000	General Electric Capital Corp., 0.24%, 10/19/15(a)(b)	19,000,000
10,000,000	Jupiter Securitization Co. LLC, 0.45%, 1/14/16(b)(c)	9,986,875
9,000,000	Jupiter Securitization Co. LLC, 0.43%, 1/6/16(b)(c)	8,989,573
10,000,000	Kells Funding LLC, 0.40%, 2/23/16(b)	9,983,889
33,000,000	LMA Americas LLC, 0.12%, 10/1/15(b)(c)	32,999,999
15,000,000	Nederlandse Waterschapsbank NV, 0.28%, 10/1/15(a)(c)	15,000,000
10,000,000	Nieuw Amsterdam Receivables Corp., 0.50%, 2/4/16(b)(c)	9,982,500
5,000,000	Old Line Funding LLC, 0.50%, 3/23/16(b)(c)	4,987,917
23,000,000	Regency Markets No. 1 LLC, 0.15%, 10/15/15(b)(c)	22,998,658
30,000,000	Victory Receivables Corp., 0.12%, 10/1/15(b)(c)	29,999,999

		249,261,976

IT Services (4.0%)
30,000,000	IBM Corp., 0.10%, 10/2/15(b)(c)	29,999,917

Trading Companies & Distributors (2.3%)
17,701,000	Antalis US Funding Corp., 0.14%, 10/7/15(b)(c)	17,700,587

Total Commercial Paper (Cost $438,920,067)		438,920,067

Continued

AZL Money Market Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bond (1.0%):
Hotels, Restaurants & Leisure (1.0%)
$ 8,000,000	Jets Stadium Development LLC, Series A-4C, 0.15%, 4/1/47, Callable 12/4/15 @ 100(a)	$8,000,000

Total Corporate Bond (Cost $8,000,000)		8,000,000

U.S. Government Agency Mortgages (15.0%):
Federal Home Loan Bank
15,000,000	0.14%, 10/21/15(b)	14,998,817
13,800,000	0.05%, 11/2/15(b)	13,799,387
20,000,000	0.06%, 11/9/15(b)	19,998,699
20,000,000	0.06%, 11/25/15(b)	19,998,167
10,000,000	0.17%, 2/14/17(a)	9,992,943

		78,788,013

Federal Farm Credit Bank
7,000,000	0.27%, 9/12/17(a)	7,002,614
10,000,000	0.21%, 9/22/17(a)	9,999,001
10,000,000	0.18%, 9/25/17(a)	9,996,103

		26,997,718

Federal National Mortgage Association
10,000,000	0.22%, 8/16/17(a)	9,998,103

Total U.S. Government Agency Mortgages (Cost $115,783,834)		115,783,834

U.S. Treasury Obligation (1.3%):
U.S. Treasury Notes (1.3%)
10,000,000	0.08%, 4/30/16(a)	10,000,000

Total U.S. Treasury Obligation (Cost $10,000,000)		10,000,000

Yankee Dollars (4.0%):
Banks (4.0%)
10,000,000	Norinchukin Bank, NY, 0.36%, 11/12/15(a)	10,000,000
15,000,000	Sumitomo Mitsui Bank, NY, 0.35%, 7/8/15(a)	15,000,000
6,100,000	Svenska Handelsbanken AB, 0.38%, 11/13/15(a)(c)	6,100,000

		31,100,000

Total Yankee Dollars (Cost $31,100,000)		31,100,000

Total Investment Securities (Cost $770,553,901)(d) - 100.0%		770,553,901
Net other assets (liabilities) - 0.0%		(125,125)

Net Assets - 100.0%		$770,428,776

Percentages indicated are based on net assets as of September 30, 2015.

(a)	Variable Rate Security. The rate represents the rate in effect at September 30, 2015. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	The rate represents the effective yield at September 30, 2015.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
Australia	3.8%
Canada	7.4%
Finland	2.4%
France	6.7%
Japan	10.6%
Netherlands	4.2%
Sweden	2.6%
Switzerland	1.6%
United States	60.7%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.5%):
Diversified Real Estate Activities (13.1%):
361,000	CapitaLand, Ltd.	$682,202
128,000	Hang Lung Properties, Ltd.	288,053
130,488	Henderson Land Development Co., Ltd.	781,005
94,803	Kerry Properties, Ltd.	260,573
216,000	Mitsubishi Estate Co., Ltd.	4,427,549
164,000	Mitsui Fudosan Co., Ltd.	4,510,678
246	Mobimo Holding AG, Registered Shares^	49,686
765,423	New World Development Co., Ltd.	744,856
75,000	Sumitomo Realty & Development Co., Ltd.	2,395,989
379,544	Sun Hung Kai Properties, Ltd.	4,947,166
32,200	Tokyo Tatemono Co., Ltd.	385,716
66,010	UOL Group, Ltd.	279,024
237,035	Wharf Holdings, Ltd. (The)	1,339,382

		21,091,879

Diversified REITs (12.6%):
94	Activia Properties, Inc.	394,089
187,105	British Land Co. plc	2,378,506
76,848	Cousins Properties, Inc.	708,539
20,963	Crombie REIT	201,413
78,863	Dexus Property Group	396,406
32,501	Duke Realty Corp.	619,144
3,705	Fonciere des Regions SA	322,651
3,827	Gecina SA	466,301
242,966	GPT Group	772,418
166,627	Green REIT plc	277,064
181,864	Hibernia REIT plc	257,569
8,634	ICADE	585,853
21	Kenedix Office Investment Corp.	99,863
139,846	Land Securities Group plc	2,669,204
733	Lexington Realty Trust^	5,937
25,290	Liberty Property Trust	796,888
389,510	Mirvac Group	471,458
40	Nomura Real Estate Master Fund, Inc.^	51,121
9	Premier Investment Corp.^	44,835
15,774	Shaftesbury plc	219,117
507	Spirit Realty Capital, Inc.	4,634
249,111	Stockland Trust Group	674,542
52,756	STORE Capital Corp.^	1,089,939
40	Tokyu REIT, Inc.	51,700
420	United Urban Investment Corp.	561,902
64,769	Vornado Realty Trust^	5,856,413
7,511	Wereldhave NV	433,634

		20,411,140

Health Care Facilities (0.1%):
22,350	Extendicare, Inc.	134,170

Health Care REITs (3.4%):
18,156	Healthcare Realty Trust, Inc.	451,177
57,884	Senior Housing Properties Trust	937,721
40,797	Ventas, Inc.^	2,287,080
28,040	Welltower, Inc.	1,898,869

		5,574,847

Hotel & Resort REITs (3.5%):
41,422	Chesapeake Lodging Trust^	1,079,457
260,955	Host Hotels & Resorts, Inc.^	4,125,699
26,563	Xenia Hotels & Resorts, Inc.^	463,790

		5,668,946

Hotels, Resorts & Cruise Lines (2.8%):
96,490	Hilton Worldwide Holdings, Inc.	2,213,481
9,630	La Quinta Holdings, Inc.*	151,961

Shares		Fair Value
Common Stocks, continued
Hotels, Resorts & Cruise Lines, continued
33,683	Starwood Hotels & Resorts Worldwide, Inc.	$2,239,246

		4,604,688

Industrial REITs (3.0%):
158,600	Ascendas Real Estate Investment Trust	261,679
3,075	DCT Industrial Trust, Inc.^	103,505
238	GLP J-REIT^	227,750
252,621	Macquarie Goodman Group	1,040,074
199	Nippon Prologis REIT, Inc.	361,154
48,384	ProLogis, Inc.	1,882,138
18,734	Rexford Industrial Realty, Inc.^	258,342
104,452	SERGO plc	679,181

		4,813,823

Office REITs (9.3%):
389	Alexandria Real Estate Equities, Inc.	32,937
2,158	Alstria Office REIT-AG	28,054
76,581	Beni Stabili SpA^	59,536
31,320	BioMed Realty Trust, Inc.	625,774
39,003	Boston Properties, Inc.^	4,617,955
17,264	Brookfield Canada Office Properties	318,808
102,100	CapitaCommercial Trust	96,442
158,000	Champion REIT	79,078
21,670	Corporate Office Properties Trust	455,720
39	Daiwa Office Investment Corp.	188,460
16,552	Derwent Valley Holdings plc	913,262
53,568	Douglas Emmett, Inc.^	1,538,473
72,128	Great Portland Estates plc	934,397
33,418	Hudson Pacific Properties, Inc.^	962,104
199	Japan Real Estate Investment Corp.	918,172
42,608	Mack-Cali Realty Corp.^	804,439
273	Mori Hills REIT Investment Corp., C Shares	321,677
217	Nippon Building Fund, Inc.	1,052,810
6	Nomura Real Estate Office Fund, Inc.	27,161
258	ORIX JREIT, Inc.	349,305
23,898	Paramount Group, Inc.	401,486
18,012	Workspace Group plc	255,716

		14,981,766

Real Estate Development (0.7%):
2,485,087	BGP Holdings plc*(a)(b)	—
34,000	China Overseas Land & Investment, Ltd.	103,764
40,000	China Resources Land, Ltd.	94,591
29,100	Dalian Wanda Commercial Properties Co., Ltd., H Shares	167,253
176	Helical Bar plc	1,093
131,418	Sino Land Co., Ltd.	200,571
36,285	St. Modwen Properties plc	228,028
100,341	Urban & Civic plc	406,957

		1,202,257

Real Estate Operating Companies (10.1%):
13,285	ADO Properties SA*	321,229
46,534	Atrium European Real Estate, Ltd.	203,549
17,441	Atrium Ljungberg AB, B Shares^	264,109
74,908	BR Malls Participacoes SA	198,424
62,900	BR Properties SA	174,550
1,323	BUWOG-Bauen Und Wohnen Gesellschaft mbH	28,085
47,168	Capital & Counties Properties plc	310,466
345,568	Capital & Regional plc	346,674
16,839	Castellum AB	237,294
280,871	Citycon OYJ	691,788

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
33,294	Deutsche Annington Immobilien SE	$1,070,087
2,915	Deutsche Euroshop AG	130,968
25,637	Deutsche Wohnen AG	685,088
59,730	Entra ASA	483,098
13,815	Fabege AB	202,989
34,134	First Capital Realty, Inc.	478,383
219,600	Global Logistic Properties, Ltd.	315,945
492,400	Hongkong Land Holdings, Ltd.	3,263,881
60,729	Hufvudstaden AB	796,670
13,600	Hulic Co., Ltd.	123,296
397,346	Hysan Development Co., Ltd.	1,659,237
45,938	Iguatemi Empresa de Shopping Centers SA	235,722
54,659	Investa Office Fund	152,277
2,426	LEG Immobilien AG	199,998
329,899	LXB Retail Properties plc	428,253
62,695	Norwegian Property ASA*^	69,592
9,500	NTT Urban Development Corp.	87,712
14,120	PSP Swiss Property AG	1,162,874
88,417	Sponda Oyj	345,681
472,650	Swire Properties, Ltd.	1,312,158
1,366	Swiss Prime Site AG	100,007
27,058	Unite Group plc	267,499

		16,347,583

Real Estate Development (1.6%):
363,500	Cheung Kong Property Holdings, Ltd.	2,664,122

Residential REITs (12.1%):
96	Advance Residence Investment	202,545
28,866	AvalonBay Communities, Inc.	5,046,354
12,067	Boardwalk REIT	495,775
39,989	Camden Property Trust^	2,955,187
3,394	Canadian Apartment Properties REIT	72,189
12,394	Equity Lifestyle Properties, Inc.	725,917
105,331	Equity Residential Property Trust	7,912,466
5,408	Essex Property Trust, Inc.^	1,208,255
290	Mid-America Apartment Communities, Inc.	23,742
85,880	WP Glimcher, Inc.	1,001,361

		19,643,791

Retail REITs (23.3%):
6,734	Acadia Realty Trust	202,491
206,700	CapitaMall Trust	276,193
21,490	DDR Corp.	330,516
13,397	Eurocommercial Properties NV	585,493
2,307	Federal Realty Investment Trust^	314,790
173,225	Federation Centres	334,533
18	Frontier Real Estate Investment Corp.	69,822
121,227	General Growth Properties, Inc.^	3,148,265
113,507	Hammerson plc	1,072,938
190	Japan Retail Fund Investment Corp.	368,263
94,610	Kimco Realty Corp.	2,311,322
14,204	Klepierre	644,243
145,919	Liberty International plc	729,166
267,715	Link REIT (The)	1,475,742
7,810	Macerich Co. (The)^	599,964
8,912	Mercialys SA^	192,793
30,933	National Retail Properties, Inc.^	1,121,940
3,569	Realty Income Corp.^	169,135
44,223	Regency Centers Corp.^	2,748,459
72,022	RioCan REIT	1,374,803
685,171	Scentre Group	1,880,118

Shares		Fair Value
Common Stocks, continued
Retail REITs, continued
33,013	Shopping Centres Australasia Property Group	$45,281
60,817	Simon Property Group, Inc.	11,173,300
7,062	Smart Real Estate Investment Trust	161,850
57,754	Tanger Factory Outlet Centers, Inc.^	1,904,149
10,184	Unibail-Rodamco SE	2,640,731
259,050	Westfield Corp.	1,816,805

		37,693,105

Specialized REITs (3.9%):
11,630	CubeSmart^	316,452
20,423	LaSalle Hotel Properties^	579,809
23,137	Public Storage, Inc.	4,896,483
6,218	Sovran Self Storage, Inc.	586,357
1	Sunstone Hotel Investors, Inc.	13

		6,379,114

Total Common Stocks (Cost $121,422,613)		161,211,231

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (9.2%):
$14,933,814	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	14,933,814

Total Securities Held as Collateral for Securities on Loan (Cost $14,933,814)		14,933,814

Unaffiliated Investment Company (0.1%):
209,748	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	209,748

Total Unaffiliated Investment Company (Cost $209,748)		209,748

Total Investment Securities (Cost $136,566,175)(e) - 108.8%		176,354,793
Net other assets (liabilities) - (8.8%)		(14,272,731)

Net Assets - 100.0%		$162,082,062

Percentages indicated are based on net assets as of September 30, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $14,042,153.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2015. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 0.00% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(d)	The rate represents the effective yield at September 30, 2015.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Amounts shown as “—” are $0 or rounds to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
Australia	4.3%
Austria	—	%NM
Belize	0.1%
Bermuda	1.9%
Brazil	0.2%
Canada	1.8%
China	0.1%
Finland	0.6%
France	2.8%
Germany	1.4%
Hong Kong	9.0%
Ireland	0.3%
Italy	—	%NM
Japan	9.8%
Jersey	0.1%
Netherlands	0.6%
Norway	0.3%
Singapore	1.1%
Sweden	0.9%
Switzerland	0.7%
United Kingdom	6.7%
United States	57.3%

	100.0%

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (90.3%):
Aerospace & Defense (1.1%):
19,541	TransDigm Group, Inc. *^	$4,150,704

Air Freight & Logistics (0.4%):
70,869	XPO Logistics, Inc. *^	1,688,808

Automobiles (5.0%):
75,644	Tesla Motors, Inc. *^	18,789,970

Beverages (3.1%):
85,950	Monster Beverage Corp. *^	11,615,283

Biotechnology (1.1%):
22,450	Alnylam Pharmaceuticals, Inc. *^	1,804,082
42,523	Intrexon Corp. ^	1,352,231
28,309	Seattle Genetics, Inc. *^	1,091,595

		4,247,908

Communications Equipment (1.0%):
22,477	Palo Alto Networks, Inc. *	3,866,044

Consumer Finance (2.4%):
680,868	LendingClub Corp. *^	9,007,884

Diversified Financial Services (6.0%):
121,380	McGraw-Hill Cos., Inc. (The)	10,499,370
204,980	MSCI, Inc., Class A ^	12,188,110

		22,687,480

Electrical Equipment (0.4%):
38,245	Solarcity Corp. *	1,633,444

Food Products (3.9%):
93,613	Keurig Green Mountain, Inc. ^	4,880,982
138,045	Mead Johnson Nutrition Co. ^	9,718,368

		14,599,350

Health Care Equipment & Supplies (4.9%):
43,030	Dexcom, Inc. *^	3,694,556
32,178	Intuitive Surgical, Inc. *	14,788,365

		18,482,921

Health Care Technology (3.4%):
96,694	athenahealth, Inc. *^	12,894,145

Hotels, Restaurants & Leisure (3.2%):
2,915	Chipotle Mexican Grill, Inc. *^	2,099,529
205,254	Dunkin’ Brands Group, Inc. ^	10,057,446

		12,156,975

Internet & Catalog Retail (2.6%):
27,244	TripAdvisor, Inc. *^	1,716,917
168,766	Vipshop Holdings, Ltd., ADR *^	2,835,269
87,028	Zalando SE *	2,882,265
147,477	zulily, Inc., Class A *^	2,566,100

		10,000,551

Internet Software & Services (15.8%):
129,648	Autohome, Inc., ADR *^	4,217,449
89,280	LinkedIn Corp., Class A *^	16,974,805
32,222	MercadoLibre, Inc. ^	2,934,135
197,352	Pandora Media, Inc. *^	4,211,492
567,291	Twitter, Inc. *^	15,282,819
48,713	Yelp, Inc. *^	1,055,124
192,384	Youku.com, Inc., ADR *^	3,391,730
280,654	Zillow Group, Inc., Class C *^	7,577,658
140,327	Zillow Group, Inc., Class A *^	4,031,595

		59,676,807

IT Services (4.5%):
64,887	FleetCor Technologies, Inc. *^	8,929,749
98,044	Gartner, Inc. *^	8,228,833

		17,158,582

Life Sciences Tools & Services (4.7%):
101,025	Illumina, Inc. *	17,762,216

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (5.7%):
152,252	Endo International plc *	$10,548,019
272,854	Zoetis, Inc. ^	11,236,128

		21,784,147

Professional Services (4.9%):
74,182	IHS, Inc., Class A *^	8,605,112
134,942	Verisk Analytics, Inc., Class A *^	9,973,563

		18,578,675

Software (11.4%):
106,523	FireEye, Inc. *^	3,389,562
42,679	Mobileye NV *	1,941,041
37,030	NetSuite, Inc. *^	3,106,817
140,556	ServiceNow, Inc. *^	9,761,614
204,682	Splunk, Inc. *^	11,329,148
43,169	Tableau Software, Inc., Class A *^	3,444,023
144,661	Workday, Inc., Class A *^	9,961,356

		42,933,561

Specialty Retail (1.0%):
23,465	Ulta Salon, Cosmetics & Fragrance, Inc. *	3,833,008

Technology Hardware, Storage & Peripherals (0.3%):
56,672	3D Systems Corp. *^	654,562
19,702	Stratasys, Ltd. *^	521,906

		1,176,468

Textiles, Apparel & Luxury Goods (3.5%):
86,847	Lululemon Athletica, Inc. *^	4,398,801
134,393	Michael Kors Holdings, Ltd. *^	5,676,760
30,238	Under Armour, Inc., Class A *^	2,926,434

		13,001,995

Total Common Stocks (Cost $300,421,103)		341,726,926

Preferred Stocks (4.3%):
Commercial Services & Supplies (0.0%):
818,433	Better Place LLC, 0.00% (a)(b)	—

Internet Software & Services (4.3%):
76,914	Airbnb, Inc., Series D, 0.00% (a)(b)	7,160,263
37,815	Flipkart, 0.00% (a)(b)	5,136,033
229,712	Palantir Technologies, Inc., Series G, 0.00% *(a)(b)	2,536,020
67,672	Palantir Technologies, Inc., Series H, 0.00% (a)(b)	747,099
67,672	Palantir Technologies, Inc., Series H-1, 0.00% (a)(b)	747,099

		16,326,514

Total Preferred Stocks (Cost $7,223,200)		16,326,514

Private Placements (1.6%):
Internet Software & Services (1.6%):
245,606	Dropbox, Inc. *(a)(b)	4,050,043
33,446	Peixe Urbano, Inc. *(a)(b)	14,382
116,948	Survey Monkey *(a)(b)	1,917,947

		5,982,372

Total Private Placements (Cost $5,247,380)		5,982,372

Continued

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (27.7%):
$104,866,475	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	$104,866,475

Total Securities Held as Collateral for Securities on Loan (Cost $104,866,475)		104,866,475

Unaffiliated Investment Company (4.1%):
15,484,068	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	15,484,068

Total Unaffiliated Investment Company (Cost $15,484,068)		15,484,068

Total Investment Securities (Cost $433,242,226)(e) - 128.0%		484,386,355
Net other assets (liabilities) - (28.0)%		(105,950,006)

Net Assets - 100.0%		$378,436,349

Percentages indicated are based on net assets as of September 30, 2015.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $103,413,590.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 5.90% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2015. The total of all such securities represent 5.90% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(d)	The rate represents the effective yield at September 30, 2015.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL NFJ International Value Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (95.2%):
Aerospace & Defense (2.4%):
101,550	BAE Systems plc, ADR	$2,742,866

Auto Components (1.3%):
31,200	Magna International, Inc., ADR	1,497,912

Automobiles (1.9%):
216,850	Isuzu Motors, Ltd.	2,185,395

Banks (15.9%):
90,300	Australia & New Zealand Banking Group, Ltd., ADR ^	1,720,215
223,204	Banco Bradesco SA, ADR	1,196,373
1,613,100	Bank Rakyat Indonesia	958,488
791,100	BOC Hong Kong Holdings, Ltd.	2,340,254
3,222,000	China Construction Bank	2,158,317
93,397	DnB NOR ASA	1,217,577
266,700	ICICI Bank, Ltd., ADR	2,234,946
220,000	Nordea Bank AB	2,457,756
54,400	Toronto-Dominion Bank (The)	2,144,448
75,500	United Overseas Bank, Ltd., ADR	1,970,550

		18,398,924

Capital Markets (1.0%):
514,346	Man Group plc	1,196,624

Chemicals (0.7%):
131,400	Israel Chemicals, Ltd.	677,796
1,300	Methanex Corp.	43,108
16,000	Sumitomo Chemical Co., Ltd.	81,282

		802,186

Construction Materials (1.9%):
750,000	Anhui Conch Cement Co., Ltd. ^	2,220,781

Containers & Packaging (1.3%):
54,797	Smurfit Kappa Group plc	1,473,008

Diversified Telecommunication Services (1.1%):
226,000	TeliaSonera AB	1,219,246

Electric Utilities (2.3%):
130,404	Korea Electric Power Corp., ADR ^	2,671,978

Electrical Equipment (1.0%):
122,000	Mitsubishi Electric Corp.	1,120,309

Electronic Equipment, Instruments & Components (1.1%):
442,200	AU Optronics Corp., ADR ^	1,308,912

Energy Equipment & Services (0.7%):
16,736	Technip-Coflexip SA	790,647

Gas Utilities (1.0%):
248,000	ENN Energy Holdings, Ltd.	1,196,647

Household Durables (2.3%):
88,615	Persimmon plc *	2,699,595

Household Products (1.3%):
54,600	Svenska Cellulosa AB, ADR ^	1,528,800

Industrial Conglomerates (5.5%):
143,500	CK Hutchison Holdings, Ltd.	1,868,834
423,700	Keppel Corp., Ltd.	2,031,859
121,160	Koc Holding AS, ADR	2,360,197

		6,260,890

Insurance (11.2%):
362,811	AEGON NV	2,089,165
109,118	AXA SA	2,648,853
25,900	Axis Capital Holdings, Ltd. ^	1,391,348
154,800	Manulife Financial Corp. ^	2,396,304
101,300	T&D Holdings, Inc.	1,199,974
131,000	Zurich Insurance Group AG, ADR	3,217,360

		12,943,004

Shares		Fair Value
Common Stocks, continued
IT Services (2.1%):
31,609	Atos Origin SA	$2,427,344

Machinery (1.7%):
203,000	NSK, Ltd. ^	1,971,130

Media (3.1%):
100,821	British Sky Broadcasting Group plc	1,595,134
93,578	WPP plc	1,948,415

		3,543,549

Metals & Mining (5.0%):
794,000	Kobe Steel, Ltd.	864,457
370,183	Norsk Hydro ASA	1,236,864
48,500	Rio Tinto plc, Registered Shares, ADR ^	1,640,270
180,000	Sumitomo Metal & Mining Co., Ltd.	2,049,884

		5,791,475

Multiline Retail (2.6%):
187,650	Marks & Spencer Group plc, ADR ^	2,854,156

Multi-Utilities (0.9%):
313,363	Centrica plc	1,088,747

Oil, Gas & Consumable Fuels (5.7%):
417,061	Beach Energy, Ltd.	134,936
44,300	LUKOIL, ADR	1,508,858
58,500	Royal Dutch Shell plc, ADR	2,772,315
77,000	Sasol, Ltd., ADR ^	2,142,140

		6,558,249

Pharmaceuticals (5.4%):
27,600	Sanofi-Aventis SA	2,629,111
63,400	Teva Pharmaceutical Industries, Ltd., ADR	3,579,564

		6,208,675

Road & Rail (0.3%):
4,600	West Japan Railway Co.	288,008

Semiconductors & Semiconductor Equipment (2.4%):
133,800	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,776,350

Software (1.0%):
25,600	Open Text Corp. ^	1,145,600

Textiles, Apparel & Luxury Goods (0.8%):
1,113,000	Belle International Holdings, Ltd.	972,050

Tobacco (2.6%):
54,700	Imperial Tobacco Group plc	2,830,693

Trading Companies & Distributors (1.7%):
8,600	Mitsui & Co., Ltd., ADR	1,943,600

Wireless Telecommunication Services (6.0%):
113,200	America Movil SAB de C.V., Series L, ADR ^	1,873,460
222,800	China Mobile, Ltd.	2,659,225
101,900	KDDI Corp.	2,282,268

		6,814,953

Total Common Stocks (Cost $120,238,902)		109,472,303

Continued

AZL NFJ International Value Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (10.8%):
$12,373,573	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$12,373,573

Total Securities Held as Collateral for Securities on Loan (Cost $12,373,573)		12,373,573

Unaffiliated Investment Company (3.0%):
3,416,182	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	3,416,182

Total Unaffiliated Investment Company (Cost $3,416,182)		3,416,182

Total Investment Securities (Cost $136,028,657)(c) - 109.0%		125,262,058
Net other assets (liabilities) - (9.0)%		(10,293,936)

Net Assets - 100.0%		$114,968,122

Percentages indicated are based on net assets as of September 30, 2015.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $12,136,774.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(b)	The rate represents the effective yield at September 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
Australia	1.5%
Bermuda	1.1%
Brazil	1.0%
Canada	5.8%
Cayman Islands	0.8%
China	4.5%
France	6.7%
Hong Kong	5.5%
India	1.8%
Indonesia	0.8%
Ireland (Republic of)	2.7%
Israel	3.4%
Japan	11.1%
Korea, Republic Of	2.1%
Mexico	1.5%
Netherlands	1.7%
Norway	2.0%
Russian Federation	1.2%
Singapore	3.2%
South Africa	1.7%
Sweden	4.2%
Switzerland	2.6%
Taiwan	2.2%
Taiwan, Province of China	1.0%
Turkey	1.9%
United Kingdom	15.4%
United States	12.6%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (95.4%):
Aerospace & Defense (0.7%):
27,370	Curtiss-Wright Corp. ^	$1,708,435

Airlines (1.5%):
16,367	Allegiant Travel Co. ^	3,539,364

Banks (4.6%):
46,610	Bank of the Ozarks, Inc. ^	2,039,654
30,290	Pinnacle Financial Partners, Inc. ^	1,496,629
35,670	PrivateBancorp, Inc.	1,367,231
19,780	Signature Bank *^	2,720,937
109,340	Western Alliance Bancorp *	3,357,831

		10,982,282

Biotechnology (3.3%):
7,050	Bluebird Bio, Inc. *^	603,128
25,020	Cepheid, Inc. *^	1,130,904
9,240	Clovis Oncology, Inc. *^	849,710
37,210	Dyax Corp. *^	710,339
23,560	Neurocrine Biosciences, Inc. *^	937,452
49,360	Repligen Corp. *^	1,374,676
21,860	Ultragenyx Pharmaceutical, Inc. *^	2,105,337

		7,711,546

Building Products (5.2%):
65,060	A.O. Smith Corp. ^	4,241,262
38,500	Apogee Enterprises, Inc. ^	1,719,025
78,790	Continental Building Products, Inc. *^	1,618,347
26,840	Lennox International, Inc. ^	3,041,777
26,840	Masonite International Corp. *	1,625,967

		12,246,378

Capital Markets (0.8%):
41,624	HFF, Inc., Class A ^	1,405,226
32,920	WisdomTree Investments, Inc. ^	531,000

		1,936,226

Commercial Services & Supplies (0.5%):
38,860	Mobile Mini, Inc. ^	1,196,499

Construction Materials (0.7%):
83,140	Headwaters, Inc. *	1,563,032

Containers & Packaging (0.8%):
66,010	Berry Plastics Group, Inc. *^	1,984,921

Diversified Consumer Services (2.4%):
17,860	2u, Inc. *	641,174
79,174	Bright Horizons Family Solutions, Inc. *^	5,086,138

		5,727,312

Diversified Financial Services (1.4%):
35,010	MarketAxess Holdings, Inc. ^	3,251,729

Electronic Equipment, Instruments & Components (0.5%):
36,300	Cognex Corp. ^	1,247,631

Food Products (1.5%):
18,850	Blue Buffalo Pet Products, Inc. *^	337,604
33,790	Hain Celestial Group, Inc. *^	1,743,564
13,078	J & J Snack Foods Corp.	1,486,445

		3,567,613

Health Care Equipment & Supplies (8.1%):
15,210	ABIOMED, Inc. *^	1,410,880
49,810	Cantel Medical Corp. ^	2,824,227
52,458	Dexcom, Inc. *^	4,504,043
43,150	Inogen, Inc. *^	2,094,933
19,440	Integra LifeSciences Holdings Corp. *^	1,157,652
71,060	K2M Group Holdings, Inc. *^	1,321,716
99,390	Merit Medical Systems, Inc. *^	2,376,415

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
18,780	Neogen Corp. *	$844,912
15,2070	NuVasive, Inc. *^	726,675
9,510	Penumbra, Inc. *	381,351
29,530	West Pharmaceutical Services, Inc. ^	1,598,164

		19,240,968

Health Care Providers & Services (8.6%):
68,820	Acadia Healthcare Co., Inc. *^	4,560,701
11,440	AmSurg Corp. *	889,002
55,240	Centene Corp. *^	2,995,665
52,020	Diplomat Pharmacy, Inc. *^	1,494,535
56,510	HealthEquity, Inc. *^	1,669,871
27,196	LifePoint Hospitals, Inc. *^	1,928,196
48,840	Team Health Holdings, Inc. *^	2,638,825
20,270	Teladoc, Inc. *^	451,818
73,650	VCA Antech, Inc. *	3,877,673

		20,506,286

Health Care Technology (1.7%):
60,620	Omnicell, Inc. *	1,885,282
25,900	Press Ganey Holdings, Inc. *^	766,381
58,210	Veeva Systems, Inc., Class A *^	1,362,696

		4,014,359

Hotels, Restaurants & Leisure (7.2%):
14,200	Buffalo Wild Wings, Inc. *^	2,746,706
48,240	Dave & Buster’s Entertainment, Inc. *^	1,824,919
28,880	Fiesta Restaurant Group, Inc. *^	1,310,286
23,220	Jack in the Box, Inc.	1,788,869
42,440	Papa John’s International, Inc. ^	2,906,291
59,340	Popeyes Louisiana Kitchen, Inc. *^	3,344,402
24,970	Wingstop, Inc. *^	598,781
56,900	Zoe’s Kitchen, Inc. *^	2,246,981

		16,767,235

Household Durables (0.5%):
54,070	WCI Communities, Inc. *	1,223,604

Internet & Catalog Retail (0.8%):
32,910	HSN, Inc. ^	1,883,768

Internet Software & Services (3.8%):
37,010	Benefitfocus, Inc. *^	1,156,563
34,800	comScore, Inc. *^	1,606,020
27,220	CoStar Group, Inc. *^	4,710,693
29,730	Demandware, Inc. *^	1,536,446

		9,009,722

IT Services (0.4%):
14,000	Epam Systems, Inc. *	1,043,280

Life Sciences Tools & Services (1.5%):
22,150	ICON plc *^	1,571,986
49,380	INC Research Holdings, Inc., Class A *	1,975,200

		3,547,186

Machinery (3.5%):
49,000	Middleby Corp. (The) *^	5,154,310
36,140	Wabtec Corp. ^	3,182,127

		8,336,437

Multiline Retail (1.5%):
71,560	Burlington Stores, Inc. *	3,652,422

Oil, Gas & Consumable Fuels (1.6%):
43,560	Diamondback Energy, Inc. *^	2,813,976
44,350	Matador Resources Co. *^	919,819

		3,733,795

Continued

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (0.4%):
50,180	DepoMed, Inc. *^	$945,893

Professional Services (0.4%):
39,050	TransUnion *	980,936

Real Estate Management & Development (0.8%):
40,360	Marcus & Millichap, Inc. *^	1,856,156

Semiconductors & Semiconductor Equipment (4.8%):
16,010	Ambarella, Inc. *^	925,218
55,760	Cavium, Inc. *^	3,421,991
42,550	Microsemi Corp. *	1,396,491
109,610	Monolithic Power Systems, Inc. ^	5,612,032

		11,355,732

Software (16.5%):
18,770	CyberArk Software, Ltd. *^	941,128
30,630	Ellie Mae, Inc. *^	2,039,039
71,590	Globant SA *^	2,189,938
80,330	Guidewire Software, Inc. *	4,223,751
69,220	HubSpot, Inc. *^	3,209,731
43,320	Manhattan Associates, Inc. *^	2,698,836
93,980	Paylocity Holding Corp. *	2,818,460
92,410	Proofpoint, Inc. *^	5,574,172
38,800	ServiceNow, Inc. *^	2,694,660
22,480	Tableau Software, Inc., Class A *	1,793,454
35,390	Tyler Technologies, Inc. *^	5,284,081
30,730	Ultimate Software Group, Inc. (The) *^	5,500,978

		38,968,228

Specialty Retail (2.5%):
33,450	Lithia Motors, Inc., Class A ^	3,616,280
100,930	Michaels Cos., Inc. (The) *^	2,331,483

		5,947,763

Textiles, Apparel & Luxury Goods (6.3%):
26,370	Carter’s, Inc. ^	2,390,177
27,760	Columbia Sportswear Co. ^	1,632,010
78,390	G-III Apparel Group, Ltd. *^	4,833,528
31,730	Skechers U.S.A., Inc., Class A *^	4,254,358
51,720	Steven Madden, Ltd. *^	1,893,986

		15,004,059

Thrifts & Mortgage Finance (0.6%):
59,260	Essent Group, Ltd. *^	1,472,611
1,740	Essent Group, Ltd. *	43,239

		1,515,850

Total Common Stocks (Cost $188,066,321)		226,196,647

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (27.4%):
$64,972,859	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	64,972,859

Total Securities Held as Collateral for Securities on Loan (Cost $64,972,859)		64,972,859

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (5.0%):
11,837,104	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	$11,837,104

Total Unaffiliated Investment Company (Cost $11,837,104)		11,837,104

Total Investment Securities (Cost $264,876,284)(c) - 127.8%		303,006,610
Net other assets (liabilities) - (27.8)%		(65,833,915)

Net Assets - 100.0%		$237,172,695

Percentages indicated are based on net assets as of September 30, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $64,629,815.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(b)	The rate represents the effective yield at September 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (3.6%):
$1,155,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2012-5, 2.35%, 12/10/18	$1,163,137
900,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2013-3, 3.00%, 7/8/19	917,475
1,750,000	AmeriCredit Automobile Receivables Trust, Class C, Series 2013-4, 2.72%, 9/9/19	1,774,558
1,750,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2013-4, 3.31%, 10/8/19	1,794,641
3,469,086	CFC LLC, Class B, Series 2013-1A, 2.75%, 11/15/18(a)	3,488,572
100,676	Countrywide Asset-Backed Certificates Trust, Class AF5, Series 2004-7, 5.87%, 1/25/35(b)	104,461
213,000	Invitation Homes Trust, Class E, Series 2015-SFR3, 3.96%, 8/17/32(a)(b)	210,483
387,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-2, 2.33%, 11/15/19	389,616
959,000	Santander Drive Auto Receivables Trust, Class B, Series 2014-3, 1.45%, 5/15/19	960,561
963,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 8/17/20	970,372
4,220,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-4, 2.60%, 11/16/20	4,274,547

Total Asset Backed Securities (Cost $15,941,441)		16,048,423

Collateralized Mortgage Obligations (10.4%):
97,126	Banc of America Commercial Mortgage Trust, Class A4, Series 2007-1, 5.45%, 1/15/49	101,399
2,038,528	Banc of America Commercial Mortgage Trust, Class A4, Series 2006-3, 5.89%, 7/10/44(b)	2,071,934
638,000	Banc of America Commercial Mortgage Trust, Class A4, Series 2007-2, 5.78%, 4/10/49(b)	661,998
189,000	CDGJ Commercial Mortgage Trust, Class DPA, Series 2014-BXCH, 3.21%, 12/15/27(a)(b)	185,099
154,192	Citigroup Mortgage Loan Trust, Class A, Series 2012-A, 2.50%, 6/25/51(a)	151,670
88,000	Credit Suisse Mortgage Trust, Class B, Series 2015-TOWN, 2.11%, 3/15/17(a)(b)	87,331
85,000	Credit Suisse Mortgage Trust, Class C, Series 2015-TOWN, 2.46%, 3/15/17(a)(b)	84,286
129,000	Credit Suisse Mortgage Trust, Class D, Series 2015-TOWN, 3.41%, 3/15/17(a)(b)	127,462

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 581,000	Credit Suisse Mortgage Trust, Class E, Series 2015-TOWN, 4.36%, 3/15/17(a)(b)	$574,745
55,757	Extended Stay America Trust, Class BFL, Series 2013-ESFL, 1.30%, 12/5/31(a)(b)	55,513
40,075	Extended Stay America Trust, Class CFL, Series 2013-ESFL, 1.70%, 12/5/31(a)(b)	39,888
460,000	GAHR Commercial Mortgage Trust, Class BFX, Series 2015-NRF, 3.38%, 12/15/19(a)	466,025
390,000	GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/19(a)	388,314
330,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.38%, 12/15/19(a)	324,804
5,070,000	GE Capital Commercial Mortgage Corp., Class A4, Series 2007-C1, 5.54%, 12/10/49	5,253,913
3,700,000	Granite Master Issuer plc, Class M2, Series 2006-1A, 0.80%, 12/20/54(a)(b)	3,621,049
3,750,000	Granite Master Issuer plc, Class M2, Series 2006-3, 0.78%, 12/20/54(b)	3,668,884
610,234	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Class A4, Series 2007-GG9, 6.01%, 7/10/38(b)	617,364
761,180	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.44%, 3/10/39	790,137
173,359	GS Mortgage Securities Trust, Class A4, Series 2006-GG6, 5.55%, 4/10/38(b)	173,366
243,125	GS Mortgage Securities Trust, Class A4, Series 2006-GG8, 5.56%, 11/10/39	249,738
4,112,000	Hilton USA Trust, Class DFX, Series 2013-HLT, 4.41%, 11/5/30(a)	4,134,563
244,971	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2006-LDP7, 6.10%, 4/15/45(b)	248,685
71,116	JPMorgan Chase Commercial Mortgage Securities Corp., Class A1A, Series 2006-LDP8, 5.40%, 5/15/45	72,865
661,937	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-CB18, 5.44%, 6/12/47	685,691
5,157,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-LD11, 5.96%, 6/15/49(b)	5,349,061

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 127,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class C, Series 2014-BXH, 1.86%, 4/15/27(a)(b)	$125,994
271,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class D, Series 2014-BXH, 2.46%, 4/15/27(a)(b)	268,232
3,884,359	LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 9/15/45(b)	4,183,374
1,390,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-6, 5.48%, 3/12/51(b)	1,451,054
440,556	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-5, 5.38%, 8/12/48	456,930
1,970,000	Morgan Stanley Capital I, Class A4, Series 2007-IQ14, 5.69%, 4/15/49(b)	2,055,283
2,300,162	Morgan Stanley Capital I, Class A4, Series 2007-IQ15, 6.11%, 7/11/17(b)	2,436,219
303,276	Wachovia Bank Commercial Mortgage Trust, Class A1A, Series 2006-C26, 6.01%, 6/15/45(b)	309,996
981,808	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C33, 6.15%, 7/15/17(b)	1,025,826
1,843,000	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 4/15/47	1,880,708
322,000	Wachovia Bank Commercial Mortgage Trust, Class A5, Series 2007-C31, 5.50%, 4/15/47	339,091
1,058,000	Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.90%, 6/15/49(b)	1,108,988

Total Collateralized Mortgage Obligations (Cost $47,596,613)		45,827,479

Corporate Bonds (41.2%):
Airlines (0.3%):
1,000,000	American Airlines Group, Inc., 5.50%, 10/1/19^(a)	1,011,000
132,871	Continental Airlines 1998-1, Class A, Series 981, 6.65%, 9/15/17	136,432

		1,147,432

Automobiles (0.2%):
330,000	General Motors Co., 3.50%, 10/2/18	332,663
453,000	General Motors Co., 6.25%, 10/2/43	481,846

		814,509

Banks (6.9%):
320,000	Bank of America Corp., Series L, 1.35%, 11/21/16	320,341
113,000	Bank of America Corp., 3.88%, 3/22/17	116,740
3,677,000	Bank of America Corp., 2.60%, 1/15/19	3,714,358
872,000	Bank of America Corp., Series L, 2.65%, 4/1/19	881,845
466,000	Bank of America Corp., 4.20%, 8/26/24	465,666

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 600,000	Bank of America Corp., Series L, 3.95%, 4/21/25	$583,701
397,000	Bank of America Corp., 4.25%, 10/22/26	392,480
270,000	Bank of America NA, Series BKNT, 5.30%, 3/15/17	283,632
642,000	Bank of America NA, Series BKNT, 1.65%, 3/26/18	641,492
534,000	Capital One NA, Series BNKT, 2.95%, 7/23/21	527,434
570,000	Citigroup, Inc., 1.30%, 11/15/16^	571,218
900,000	Citigroup, Inc., 6.00%, 8/15/17	970,176
910,000	Citigroup, Inc., 1.85%, 11/24/17	912,132
1,043,000	Citigroup, Inc., 1.80%, 2/5/18	1,041,988
470,000	Citigroup, Inc., 1.70%, 4/27/18	467,557
1,200,000	Citigroup, Inc., 2.50%, 9/26/18	1,215,935
1,271,000	Citigroup, Inc., 2.55%, 4/8/19^	1,282,595
730,000	Citigroup, Inc., 4.05%, 7/30/22	744,174
1,000,000	Citigroup, Inc., 4.30%, 11/20/26	990,292
250,000	Discover Bank, 7.00%, 4/15/20	289,844
590,000	Discover Bank, Series BKNT, 3.20%, 8/9/21, Callable 7/9/21 @ 100	589,677
4,000,000	First Tennessee Bank, 2.95%, 12/1/19, Callable 11/1/19 @ 100	4,043,053
400,000	Huntington National Bank (The), 2.20%, 4/1/19, Callable 3/1/19 @ 100	400,380
2,221,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,199,776
3,682,000	JPMorgan Chase & Co., 4.13%, 12/15/26	3,667,434
28,000	M&I Marshall & Ilsley Bank, Series BKNT, 5.00%, 1/17/17	29,188
1,278,000	Regions Bank, Series BKNT, 7.50%, 5/15/18, MTN	1,432,844
500,000	Regions Bank, 6.45%, 6/26/37	603,512
88,000	Regions Financial Corp., 2.00%, 5/15/18, Callable 4/15/18 @ 100	87,930
800,000	Wells Fargo & Co., 4.10%, 6/3/26^	807,066

		30,274,460

Biotechnology (0.5%):
473,000	Abbvie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100	466,504
1,937,000	Amgen, Inc., 2.20%, 5/22/19, Callable 4/22/19 @ 100	1,945,002

		2,411,506

Building Products (0.2%):
800,000	Building Materials Corp., 5.38%, 11/15/24, Callable 11/15/19 @ 102.39(a)	790,000

Capital Markets (2.8%):
147,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	149,486
524,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	504,136
1,159,000	BioMed Realty LP, 3.85%, 4/15/16, Callable 3/15/16 @ 100	1,170,806
215,000	BioMed Realty LP, 2.63%, 5/1/19, Callable 4/1/19 @ 100	208,030
500,000	BioMed Realty LP, 4.25%, 7/15/22, Callable 4/15/22 @ 100	493,442

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 316,000	BPG Subsidiary, Inc., 3.88%, 8/15/22, Callable 6/15/22 @ 100	$318,855
1,355,000	Goldman Sachs Group, Inc. (The), 6.25%, 9/1/17	1,472,530
400,000	Goldman Sachs Group, Inc. (The), 1.75%, 9/15/17	399,994
1,000,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	1,101,347
399,000	Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19^	401,587
12,000	Lazard Group LLC, 6.85%, 6/15/17	12,967
311,000	Lazard Group LLC, 4.25%, 11/14/20	329,427
1,000,000	Liberty Property LP, 4.13%, 6/15/22, Callable 3/15/22 @ 100	1,024,573
184,000	Liberty Property LP, 3.38%, 6/15/23, Callable 3/15/23 @ 100	179,009
458,000	Morgan Stanley, 1.88%, 1/5/18	459,182
1,300,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN	1,447,594
2,060,000	Morgan Stanley, 2.50%, 1/24/19	2,088,116
104,000	Morgan Stanley, Series G, 2.38%, 7/23/19	104,011
523,000	Morgan Stanley, 4.88%, 11/1/22	557,218

		12,422,310

Communications Equipment (0.3%):
1,277,000	Alcatel-Lucent USA, Inc., 6.75%, 11/15/20, Callable 11/15/16 @ 103(a)	1,344,043

Consumer Finance (4.0%):
1,150,000	Ally Financial, Inc., 3.25%, 2/13/18^	1,132,750
2,750,000	Ally Financial, Inc., 3.75%, 11/18/19	2,695,001
320,000	Capital One Financial Corp., 2.45%, 4/24/19, Callable 3/24/19 @ 100	318,984
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,066,818
1,140,000	Ford Motor Credit Co. LLC, 1.50%, 1/17/17	1,136,044
600,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	638,152
533,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18^	531,447
600,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	607,503
1,100,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19	1,091,262
1,000,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	989,751
751,000	Ford Motor Credit Co. LLC, 5.88%, 8/2/21	850,135
110,000	General Motors Financial Co., Inc., 2.63%, 7/10/17	110,255
180,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	186,839
242,000	General Motors Financial Co., Inc., 3.00%, 9/25/17	244,670
175,000	General Motors Financial Co., Inc., 3.25%, 5/15/18	177,032
383,000	General Motors Financial Co., Inc., 3.50%, 7/10/19	386,961
2,363,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	2,412,580
200,000	General Motors Financial Co., Inc., 4.25%, 5/15/23	195,918

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$ 378,000	Hyundai Capital America, Inc., 1.45%, 2/6/17(a)	$377,792
124,000	Hyundai Capital America, Inc., 2.13%, 10/2/17(a)	124,429
161,000	Hyundai Capital America, Inc., 2.88%, 8/9/18(a)	163,657
378,000	Hyundai Capital America, Inc., 2.55%, 2/6/19(a)	379,981
900,000	SLM Corp., 5.50%, 1/15/19	836,438
94,000	Synchrony Financial, 1.88%, 8/15/17, Callable 7/15/17 @ 100	94,029
138,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100	139,094
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	515,215
210,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	209,218

		17,611,955

Diversified Financial Services (0.7%):
1,000,000	Level 3 Financing, Inc., 7.00%, 6/1/20, Callable 6/1/16 @ 104	1,035,000
500,000	MSCI, Inc., 5.25%, 11/15/24, Callable 11/15/19 @ 102.65(a)	505,000
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(c)	503,549
985,000	Pemex Proj FDG Master TR, 5.75%, 3/1/18	1,042,573

		3,086,122

Diversified Telecommunication Services (2.7%):
322,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	317,037
820,000	CenturyLink, Inc., Series N, 6.00%, 4/1/17	842,550
28,000	CenturyLink, Inc., Series R, 5.15%, 6/15/17^	28,770
62,000	CenturyLink, Inc., Series Q, 6.15%, 9/15/19	61,690
2,990,000	Embarq Corp., 8.00%, 6/1/36	3,084,364
582,000	Verizon Communications, Inc., 2.63%, 2/21/20	583,727
3,751,000	Verizon Communications, Inc., 4.50%, 9/15/20	4,063,403
346,000	Verizon Communications, Inc., 6.40%, 9/15/33	396,376
500,000	Verizon Communications, Inc., 6.25%, 4/1/37	560,313
851,000	Verizon Communications, Inc., 6.55%, 9/15/43	1,005,409
930,000	Verizon Communications, Inc., 5.01%, 8/21/54	846,434

		11,790,073

Electric Utilities (2.3%):
146,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(a)	149,617
500,000	Entergy Corp., 4.00%, 7/15/22, Callable 5/15/22 @ 100	516,342
93,000	Exelon Corp., 1.55%, 6/9/17	92,836
436,000	Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100	440,064
679,000	FirstEnergy Corp., Series A, 2.75%, 3/15/18, Callable 2/15/18 @ 100	680,853

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$ 1,544,000	FirstEnergy Corp., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	$1,552,072
3,602,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	4,347,191
305,000	FirstEnergy Solutions Co., 6.05%, 8/15/21^	333,194
763,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100(a)	738,203
117,000	NV Energy, Inc., 6.25%, 11/15/20	136,395
1,000,000	West Penn Power Co., 5.95%, 12/15/17(a)	1,091,913

		10,078,680

Food & Staples Retailing (0.3%):
244,000	CVS Health Corp., 3.50%, 7/20/22, Callable 5/20/22 @ 100	252,009
400,000	CVS Health Corp., 3.88%, 7/20/25, Callable 4/20/25 @ 100	412,323
370,000	Kroger Co. (The), 3.30%, 1/15/21, Callable 12/15/20 @ 100	379,670
271,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	274,573

		1,318,575

Food Products (0.3%):
130,000	ConAgra Foods, Inc., 1.90%, 1/25/18	129,145
1,000,000	Post Holdings, Inc., 6.75%, 12/1/21, Callable 12/1/17 @ 103(a)	1,000,000

		1,129,145

Health Care Providers & Services (2.3%):
137,000	Cardinal Health, Inc., 1.95%, 6/15/18	137,147
1,000,000	Community Health System, Inc., 6.88%, 2/1/22, Callable 2/1/18 @ 103.44^	1,021,210
500,000	Express Scripts Holding Co., 4.75%, 11/15/21	539,846
1,600,000	Express Scripts Holding Co., 3.90%, 2/15/22	1,649,000
355,000	HCA, Inc., 3.75%, 3/15/19	354,113
1,900,000	HCA, Inc., 6.50%, 2/15/20^	2,070,999
25,000	HCA, Inc., 5.88%, 3/15/22	26,813
20,000	HCA, Inc., 4.75%, 5/1/23	20,070
1,400,000	HCA, Inc., 5.38%, 2/1/25	1,386,000
300,000	McKesson Corp., 2.28%, 3/15/19	300,630
1,900,000	Tenet Healthcare Corp., 8.13%, 4/1/22	2,019,509
169,000	UnitedHealth Group, Inc., 3.35%, 7/15/22	174,425
464,000	UnitedHealth Group, Inc., 3.75%, 7/15/25^	479,608

		10,179,370

Hotels, Restaurants & Leisure (0.1%):
900,000	Scientific Games International, Inc., Registered Shares, 6.63%, 5/15/21, Callable 5/15/17 @ 105	648,000

Household Durables (0.4%):
900,000	APX Group, Inc., 6.38%, 12/1/19, Callable 12/1/15 @ 105^	864,000
900,000	William Lyon Homes, Inc., 8.50%, 11/15/20, Callable 11/15/16 @ 104	965,250

		1,829,250

Principal Amount		Fair Value
Corporate Bonds, continued
Independent Power and Renewable Electricity Producers (0.9%):
$ 900,000	AES Corp., 4.88%, 5/15/23, Callable 3/15/18 @ 102	$789,750
1,000,000	Dynegy, Inc., 7.38%, 11/1/22, Callable 11/1/18 @ 103.69	1,008,750
1,400,000	NRG Energy, Inc., 6.25%, 5/1/24, Callable 5/1/19 @ 103^	1,235,500
843,558	NSG Holdings, LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	925,805

		3,959,805

Insurance (2.1%):
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	821,565
600,000	Aon plc, 5.00%, 9/30/20	665,333
1,100,000	Five Corners Funding Trust, 4.42%, 11/15/23(a)	1,150,677
700,000	Liberty Mutual Group, Inc., 5.00%, 6/1/21(a)	767,270
180,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(a)	186,161
978,000	Marsh & McLennan Cos., Inc., 4.80%, 7/15/21, Callable 4/15/21 @ 100	1,078,720
300,000	Northwestern Mutual Life Insurance Co. (The), 6.06%, 3/30/40(a)	365,312
1,077,000	Pacific Life Corp., 6.00%, 2/10/20(a)	1,215,960
500,000	Pacific Life Corp., 9.25%, 6/15/39(a)	745,335
436,000	Pacific Life Corp., 5.13%, 1/30/43(a)	456,902
65,000	Symetra Financial Corp., 6.13%, 4/1/16(a)	66,427
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	511,262
114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(a)	115,584
165,000	Tiaa Asset Management Finance LLC, 4.13%, 11/1/24(a)	168,196
854,000	Unum Group, 5.75%, 8/15/42	957,294

		9,271,998

IT Services (0.1%):
441,000	Hewlett-Packard Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100(a)	440,877

Life Sciences Tools & Services (0.0%):
66,000	Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	66,362

Machinery (0.0%):
34,000	Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19	34,568

Media (1.7%):
322,000	21st Century Fox, Inc., 6.15%, 2/15/41	367,233
395,000	21st Century Fox, Inc., 7.75%, 12/1/45	541,954
900,000	iHeartCommunications, Inc., 5.50%, 12/15/16^	837,000
800,000	McGraw-Hill Global Education Holdings, LLC, 9.75%, 4/1/21, Callable 4/16/21 @ 107	874,000
101,000	Time Warner Cable, Inc., 5.85%, 5/1/17	106,893

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 716,000	Time Warner Cable, Inc., 8.25%, 4/1/19	$834,335
1,000,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100^	1,027,820
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	635,460
155,000	Time Warner Cable, Inc., 6.55%, 5/1/37	152,300
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	293,267
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	1,500,355
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	61,797
46,000	Viacom, Inc., 2.50%, 9/1/18	46,243

		7,278,657

Metals & Mining (0.2%):
274,000	Alcoa, Inc., 5.13%, 10/1/24, Callable 7/1/24 @ 100^	260,985
1,000,000	JMC Steel Group, 8.25%, 3/15/18, Callable 11/9/15 @ 104.13^(a)	680,000

		940,985

Multiline Retail (0.3%):
1,500,000	J.C. Penney Corp., Inc., 8.13%, 10/1/19^	1,500,000

Multi-Utilities (0.3%):
1,371,000	Dominion Resources, Inc., Series 06-B, 2.63%, 9/30/66, Callable 9/30/66 @ 100(b)	1,069,616
56,000	PG&E Corp., 2.40%, 3/1/19, Callable 2/1/19 @ 100	56,381
49,000	Puget Energy, Inc., 6.00%, 9/1/21	56,345

		1,182,342

Oil, Gas & Consumable Fuels (3.9%):
800,000	Access Midstream Partner, 4.88%, 3/15/24, Callable 3/15/19 @ 102	716,201
3,900,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	4,208,607
1,000,000	Chesapeake Energy Corp., 6.13%, 2/15/21^	696,875
1,000,000	Chesapeake Energy Corp., 5.75%, 3/15/23^	652,187
88,000	Columbia Pipeline Group, Inc., 2.45%, 6/1/18(a)	88,170
434,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/20, Callable 5/1/20 @ 100(a)	435,295
132,000	Columbia Pipeline Group, Inc., 4.50%, 6/1/25, Callable 3/1/25 @ 100(a)	128,134
166,000	DCP Midstream Operating LLC, 2.50%, 12/1/17, Callable 11/1/17 @ 100^	152,236
302,000	DCP Midstream Operating LLC, 2.70%, 4/1/19, Callable 3/1/19 @ 100	270,314
500,000	DCP Midstream Operating LLC, 5.35%, 3/15/20(a)	484,426
1,300,000	DCP Midstream Operating LLC, 4.75%, 9/30/21(a)	1,172,042
163,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100	136,145

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 124,000	DCP Midstream Operating LLC, 5.60%, 4/1/44, Callable 10/1/43 @ 100	$100,361
1,000,000	El Paso Pipeline Partners LP, 5.00%, 10/1/21, Callable 7/1/21 @ 100	1,023,997
117,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100(a)	111,140
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100(a)	109,351
1,995,000	Ep Energy LLC, 9.38%, 5/1/20, Callable 5/1/16 @ 105^	1,715,700
5,000	Ep Energy LLC, 7.75%, 9/1/22, Callable 9/1/17 @ 104	4,000
168,000	Kinder Morgan (Delaware), Inc., 2.00%, 12/1/17	166,783
157,000	Kinder Morgan Energy Partners LP, 2.65%, 2/1/19^	154,458
600,000	Marathon Petroleum Corp., 5.13%, 3/1/21^	653,804
70,000	MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	64,208
2,100,000	Peabody Energy Corp., 6.00%, 11/15/18^	546,000
38,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	37,381
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(a)	336,440
180,000	Southwestern Energy Co., 3.30%, 1/23/18	176,868
327,000	Southwestern Energy Co., 4.05%, 1/23/20, Callable 12/23/19 @ 100^	325,132
233,000	Southwestern Energy Co., 4.95%, 1/23/25, Callable 10/23/24 @ 100^	208,242
647,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	692,554
299,000	Williams Cos., Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100	231,866
1,466,000	Williams Cos., Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100	1,162,437
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100^	258,576

		17,219,930

Pharmaceuticals (0.1%):
121,000	Mylan, Inc., 1.35%, 11/29/16^	120,149
117,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	116,712
57,000	Zoetis, Inc., 1.88%, 2/1/18	56,825

		293,686

Real Estate Investment Trusts (REITs) (4.8%):
82,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20, Callable 12/15/19 @ 100	81,861
102,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	100,779
500,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100	498,968

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$ 161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100	$168,487
151,000	Brandywine Operating Partners LP, 6.00%, 4/1/16	154,312
279,000	Brandywine Operating Partners LP, 4.95%, 4/15/18, Callable 3/15/18 @ 100	295,156
357,000	Brandywine Operating Partners LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	352,349
394,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	385,777
394,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	386,796
134,000	Camden Property Trust, 2.95%, 12/15/22	129,994
255,000	Corporate Office Properties Trust, 3.70%, 6/15/21, Callable 4/15/21 @ 100	250,132
224,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/1/25 @ 100	224,580
1,000,000	DDR Corp., 7.50%, 4/1/17	1,082,226
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100	1,166,752
218,000	DDR Corp., 3.63%, 2/1/25, Callable 11/1/24 @ 100^	207,763
458,000	Digital Delta Holdings LLC, 3.40%, 10/1/20, Callable 9/1/20 @ 100(a)	459,223
329,000	Digital Delta Holdings LLC, 4.75%, 10/1/25, Callable 7/1/25 @ 100(a)	331,874
315,000	Digital Realty Trust LP, 3.95%, 7/1/22	314,651
700,000	Duke Realty Corp., 4.38%, 6/15/22, Callable 3/15/22 @ 100	731,766
256,000	Duke Realty Corp., 3.88%, 10/15/22, Callable 7/15/22 @ 100	260,693
183,000	Duke Realty Corp., 3.63%, 4/15/23, Callable 1/15/23 @ 100	180,547
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	143,674
70,000	Equity Commonwealth, 5.88%, 9/15/20, Callable 3/15/20 @ 100	76,528
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	489,736
62,000	Essex Portfolio LP, 5.50%, 3/15/17	65,216
1,000,000	Government Properties Income Trust, 3.75%, 8/15/19, Callable 7/5/19 @ 100	1,025,445
500,000	HCP, Inc., 3.15%, 8/1/22, Callable 5/1/22 @ 100	486,649
800,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	782,674
48,000	Health Care REIT, Inc., 4.70%, 9/15/17	50,578
143,000	Health Care REIT, Inc., 2.25%, 3/15/18	143,713
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	528,506
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	137,375

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$ 303,000	Mack-Cali Realty LP, 5.80%, 1/15/16	$306,698
250,000	Mack-Cali Realty LP, 2.50%, 12/15/17	249,473
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	499,116
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	360,899
1,573,000	Mid-America Apartments LP, 4.30%, 10/15/23, Callable 7/15/23 @ 100	1,615,233
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	127,370
128,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	125,056
526,000	Omega Healthcare Investors, Inc., 5.25%, 1/15/26, Callable 10/15/25 @ 100(a)	534,695
1,628,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100(a)	1,549,382
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	68,787
80,000	PPF Funding, Inc., 5.70%, 4/15/17(a)	83,671
116,000	Reckson Operating Partnership LP, 6.00%, 3/31/16	118,536
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	71,117
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	101,728
2,200,000	Sabra Healthcare REIT, Inc., 5.50%, 2/1/21, Callable 2/1/17 @ 104	2,293,501
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	161,268
275,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100^	272,270
63,000	Ventas Realty LP/Capital Corp., 1.55%, 9/26/16	63,167
225,000	Ventas Realty LP/Capital Corp., 2.00%, 2/15/18, Callable 1/15/18 @ 100	225,801
111,000	Ventas Realty LP/Capital Corp., 4.00%, 4/30/19, Callable 1/30/19 @ 100	116,775
133,000	Ventas Realty LP/Capital Corp., 3.50%, 2/1/25, Callable 11/1/24 @ 100^	128,533
79,000	Ventas Realty LP/Capital Corp., 4.38%, 2/1/45, Callable 8/1/44 @ 100	72,237
151,000	Ventas, Inc., 4.13%, 1/15/26, Callable 10/15/25 @ 100	152,208
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	66,217
545,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 12/1/24 @ 100^	525,790

		21,584,308

Real Estate Management & Development (0.4%):
1,625,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 103	1,633,374

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Road & Rail (0.2%):
$ 1,000,000	Hertz Corp., 6.75%, 4/15/19, Callable 10/30/15 @ 103^	$1,017,500

Tobacco (1.2%):
1,000,000	Altria Group, Inc., 2.63%, 1/14/20, Callable 12/14/19 @ 100^	1,010,631
212,000	Altria Group, Inc., 4.00%, 1/31/24	219,551
209,000	Reynolds American, Inc., 2.30%, 6/12/18	211,248
173,000	Reynolds American, Inc., 3.25%, 6/12/20	177,936
320,000	Reynolds American, Inc., 4.00%, 6/12/22^	334,374
186,000	Reynolds American, Inc., 3.25%, 11/1/22	185,051
704,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	736,634
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	130,400
600,000	Reynolds American, Inc., 7.25%, 6/15/37	742,322
400,000	Reynolds American, Inc., 4.75%, 11/1/42	383,816
923,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/12/45 @ 100	1,026,903

		5,158,866

Trading Companies & Distributors (0.7%):
200,000	Air Lease Corp., 2.13%, 1/15/18	198,000
442,000	Air Lease Corp., 2.63%, 9/4/18, Callable 8/4/18 @ 100	441,416
334,000	Air Lease Corp., 4.75%, 3/1/20^	355,710
379,000	Air Lease Corp., 3.88%, 4/1/21, Callable 3/1/21 @ 100	383,738
471,000	Air Lease Corp., 3.75%, 2/1/22, Callable 12/1/21 @ 100	468,516
1,331,000	Air Lease Corp., 4.25%, 9/15/24, Callable 6/15/24 @ 100	1,304,380

		3,151,760

Total Corporate Bonds (Cost $185,410,422)		181,610,448

Yankee Dollars (17.2%):
Airlines (0.5%):
1,000,000	Air Canada, 6.75%, 10/1/19, Callable 10/1/16 @ 103(a)	1,047,600
1,100,000	Air Canada, 7.75%, 4/15/21^(a)	1,157,750

		2,205,350

Banks (3.0%):
42,000	Credit Suisse, NY, 6.00%, 2/15/18	45,743
205,000	HSBC Holdings plc, 4.25%, 3/14/24	203,358
1,161,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16	1,167,278
2,700,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	2,709,398
530,000	Rabobank Nederland, 4.38%, 8/4/25	530,380
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(a)	204,926
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,759,629
452,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	485,693
1,659,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	1,766,283
2,212,000	Royal Bank of Scotland Group plc, 5.13%, 5/28/24^	2,229,570

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 354,000	UBS AG Stamford CT, 1.38%, 6/1/17	$353,321
694,000	UBS AG Stamford CT, 1.80%, 3/26/18	693,648

		13,149,227

Capital Markets (0.7%):
470,000	Credit Suisse Group AG, 2.75%, 3/26/20(a)	468,687
670,000	Credit Suisse Group AG, 3.80%, 9/15/22(a)	669,236
470,000	Credit Suisse Group AG, 3.75%, 3/26/25(a)	456,442
979,000	Deutsche Bank AG, 4.50%, 4/1/25	948,527
491,000	UBS Group AG, 4.13%, 9/24/25(a)	488,427

		3,031,319

Commercial Services & Supplies (0.2%):
1,000,000	GardaWorld Security Corp., 7.25%, 11/15/21, Callable 11/15/16 @ 105(a)	912,500

Containers & Packaging (0.2%):
834,500	Ardagh Finance Holdings SA, Registered Shares, 8.63%, 6/15/19, Callable 6/15/16 @ 104(a)	851,190

Diversified Financial Services (2.5%):
365,000	Banco Nacional de Desenvolvimento Economico, 3.38%, 9/26/16(a)	362,719
754,000	Banco Nacional de Desenvolvimento Economico, 6.37%, 6/16/18(a)	728,515
1,820,000	Banco Nacional de Desenvolvimento Economico, 4.00%, 4/14/19(a)	1,667,484
126,000	Banco Nacional de Desenvolvimento Economico, 6.50%, 6/10/19(a)	120,834
966,000	Banco Nacional de Desenvolvimento Economico, 5.50%, 7/12/20^(a)	873,940
334,000	Banco Nacional de Desenvolvimento Economico, 5.75%, 9/26/23(a)	275,550
900,000	BP Capital Markets plc, 4.74%, 3/11/21	995,658
462,000	Imperial Tobacco Group plc, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	466,376
462,000	Imperial Tobacco Group plc, 4.25%, 7/21/25, Callable 4/21/25 @ 100(a)	467,755
1,000,000	Petrobras International Finance Co., 3.50%, 2/6/17	890,000
206,000	Petrobras International Finance Co., 5.88%, 3/1/18^	169,950
1,087,000	Petrobras International Finance Co., 5.75%, 1/20/20	810,848
3,241,000	Petrobras International Finance Co., 5.38%, 1/27/21	2,357,827
1,000,000	Transocean, Inc., 5.05%, 12/15/16	987,499

		11,174,955

Energy Equipment & Services (0.1%):
34,000	Noble Holding International, Ltd., 4.00%, 3/16/18	32,204
219,000	Noble Holding International, Ltd., 5.95%, 4/1/25, Callable 1/1/25 @ 100^	171,398
212,000	Noble Holding International, Ltd., 6.95%, 4/1/45, Callable 10/1/44 @ 100	159,069

		362,671

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Food Products (0.5%):
$ 2,150,000	JBS Investments GMBH, 7.75%, 10/28/20, Callable 10/28/17 @ 104(a)	$2,203,750

Insurance (0.0%):
200,000	AIA Group, Ltd., 2.25%, 3/11/19(a)	200,138

Machinery (0.0%):
107,000	Ingersoll-Rand Lux Financial Holding, 2.63%, 5/1/20, Callable 4/1/20 @ 100	106,991

Marine (0.2%):
900,000	Navios Maritime Holdings/Finance, 7.38%, 1/15/22, Callable 1/15/17 @ 106(a)	724,500

Media (1.3%):
1,000,000	Altice SA, 9.88%, 12/15/20, Callable 12/15/16 @ 104.94(a)	1,070,000
3,500,000	Altice SA, 7.75%, 5/15/22, Callable 5/15/17 @ 106(a)	3,185,000
1,000,000	Columbus International, Inc., 7.38%, 3/30/21, Callable 3/30/18 @ 104(a)	1,035,000
314,000	Thomson Reuters Corp., 3.85%, 9/29/24, Callable 6/29/24 @ 100^	314,000

		5,604,000

Metals & Mining (0.6%):
200,000	Codelco, Inc., 4.88%, 11/4/44^(a)	168,862
1,500,000	Codelco, Inc., Registered Shares, 4.88%, 11/4/44(a)	1,266,467
1,000,000	Vale Overseas, Ltd., 6.25%, 1/11/16	1,006,760

		2,442,089

Oil, Gas & Consumable Fuels (3.0%):
164,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	162,111
676,000	Canadian Natural Resources, Ltd., 3.90%, 2/1/25, Callable 11/1/24 @ 100^	621,598
489,000	Cenovus Energy, Inc., 5.70%, 10/15/19	533,356
330,000	Empresa Nacional del Petroleo, 4.38%, 10/30/24(a)	321,085
385,000	Petrobras Global Finance BV, 1.95%, 5/20/16(b)	362,863
1,166,000	Petrobras Global Finance BV, 3.25%, 3/17/17	1,028,995
1,080,000	Petrobras Global Finance BV, 3.00%, 1/15/19^	780,300
2,613,000	Petrobras Global Finance BV, 4.88%, 3/17/20^	1,894,424
234,000	Petrobras Global Finance BV, 4.38%, 5/20/23	152,685
823,000	Petrobras Global Finance BV, 5.63%, 5/20/43	504,088
1,793,000	Petrobras Global Finance BV, 7.25%, 3/17/44^	1,189,118
450,000	Petroleos Mexicanos, 3.50%, 7/18/18	454,950
237,000	Petroleos Mexicanos, 8.00%, 5/3/19	268,260
151,000	Petroleos Mexicanos, 6.00%, 3/5/20	161,706
515,000	Petroleos Mexicanos, 3.50%, 7/23/20^(a)	499,782
285,000	Petroleos Mexicanos, 3.50%, 1/30/23	256,500

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$ 1,169,000	Petroleos Mexicanos, 4.88%, 1/18/24	$1,131,475
694,000	Petroleos Mexicanos, 4.50%, 1/23/26^(a)	639,799
696,000	Petroleos Mexicanos, 6.50%, 6/2/41	640,181
1,761,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,413,202
673,000	Petroleos Mexicanos, 5.63%, 1/23/46(a)	547,721

		13,564,199

Paper & Forest Products (0.3%):
1,100,000	Sappi, Ltd., 6.63%, 4/15/21(a)	1,112,375

Pharmaceuticals (0.9%):
774,000	Actavis Funding SCS, 1.30%, 6/15/17	766,999
230,000	Actavis Funding SCS, 2.45%, 6/15/19	230,424
790,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	763,171
428,000	Actavis Funding SCS, 4.75%, 3/15/45, Callable 9/15/44 @ 100	388,604
200,000	Perrigo Co. plc, 2.30%, 11/8/18	197,832
200,000	Perrigo Finance plc, 3.50%, 12/15/21, Callable 10/15/21 @ 100	197,461
200,000	Perrigo Finance plc, 3.90%, 12/15/24, Callable 9/15/24 @ 100	196,981
1,210,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(a)	1,152,525

		3,893,997

Sovereign Bonds (2.3%):
900,000	Dominican Republic, 5.50%, 1/27/25(a)	868,500
255,000	Italy Government International Bond, 5.38%, 6/12/17	271,568
1,170,000	Republic of Argentina, 0.00%, 10/3/15	1,203,930
4,500,000	Republic of Argentina, 2.30%, 4/17/17(d)	4,533,750
1,500,000	Republic of Belarus, 8.95%, 1/26/18(a)	1,496,250
2,000,000	Republic of Venezuela, 5.75%, 2/26/16^(a)	1,685,000

		10,058,998

Trading Companies & Distributors (0.5%):
900,000	Aercap Ireland Capital, Ltd./ and AerCap Global Aviation Trust, 5.00%, 10/1/21	918,000
1,450,000	Aercap Ireland Capital, Ltd./ and AerCap Global Aviation Trust, 4.63%, 7/1/22	1,444,563

		2,362,563

Wireless Telecommunication Services (0.4%):
2,100,000	Digicel Group, Ltd., 8.25%, 9/30/20, Callable 9/30/16 @ 104(a)	1,942,500

Total Yankee Dollars (Cost $82,159,066)		75,903,312

Municipal Bonds (5.1%):
California (1.6%):
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	13,929
15,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	21,523
2,825,000	California State, Build America Bonds, GO, 7.60%, 11/1/40	4,134,359

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds
California, continued
$ 400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	$560,436
1,125,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	1,620,450
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	637,335

		6,988,032

Illinois (3.5%):
5,665,000	Illinois State, GO, 5.10%, 6/1/33	5,306,973
35,000	Illinois State, GO, 4.96%, 3/1/16	35,546
240,000	Illinois State, GO, 4.35%, 6/1/18	245,606
105,000	Illinois State, GO, 4.95%, 6/1/23	107,618
15,000	Illinois State, GO, 5.37%, 3/1/17	15,644
455,000	Illinois State, GO, 1.28%, 12/1/15	455,364
420,000	Illinois State, GO, 4.00%, 12/1/20	424,229
645,000	Illinois State, GO, 5.67%, 3/1/18	685,887
1,340,000	Illinois State, GO, 5.88%, 3/1/19	1,459,113
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,084,479
105,000	Chicago Illinois, Taxable Project, GO, Series B, 5.43%, 1/1/42	88,080
770,000	Chicago Illinois, Taxable Project, GO, Series B, 6.31%, 1/1/44	705,890
80,000	Chicago Illinois, GO, Series B, 5.63%, 1/1/22	79,683
395,000	Chicago Illinois, Taxable Project, GO, Series C1, 7.78%, 1/1/35	410,326
2,500,000	Illinois State Finance Authority Revenue, Series A, 4.55%, 10/1/18	2,562,650
10,000	Illinois State, Build America Bonds, GO, Series 3, 5.55%, 4/1/19	10,680
185,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	201,330
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	325,713
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	440,117

		15,644,928

Total Municipal Bonds (Cost $22,809,819)		22,632,960

U.S. Government Agency Mortgages (11.8%):
Federal Home Loan Mortgage Corporation (3.3%)
593,399	4.00%, 6/1/33, Pool #G30718	633,379
1,232,458	4.00%, 2/1/41, Pool #A96807	1,316,322
155,180	4.50%, 3/1/41, Pool #A97673	168,397
248,542	4.50%, 4/1/41, Pool #A97942	269,551
644,140	5.00%, 6/1/41, Pool #G06596	719,458
88,691	3.50%, 8/1/42, Pool #Q10392	92,670
118,209	3.50%, 8/1/42, Pool #Q10047	123,496
112,354	3.50%, 8/1/42, Pool #Q10164	117,409
111,727	3.50%, 8/1/42, Pool #Q10434	116,719
122,429	3.50%, 9/1/42, Pool #Q11244	127,918
90,179	4.00%, 11/1/42, Pool #Q13121	96,776
75,148	3.50%, 11/1/42, Pool #G07231	78,522
1,031,725	3.50%, 4/1/43, Pool #G07921	1,078,775
822,737	3.50%, 4/1/43, Pool #Q17209	859,281
177,584	4.00%, 5/1/43, Pool #Q18481	190,491
85,698	4.00%, 7/1/43, Pool #Q19597	91,926
92,692	4.00%, 10/1/43, Pool #Q22499	99,429
932,863	3.00%, 10/1/43, Pool #G08553	944,922
538,263	4.00%, 11/1/43, Pool #Q23023	578,377
183,315	4.00%, 1/1/44, Pool #V80950	196,710
533,508	3.50%, 5/1/45, Pool #Q33547	556,563
62,584	3.00%, 5/1/45, Pool #Q33468	63,420

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 4,463,166	3.00%, 5/1/45, Pool #G08640	$4,513,405
396,058	3.00%, 6/1/45, Pool #Q34156	401,349
566,821	3.50%, 6/1/45, Pool #Q34164	591,421
87,892	3.50%, 6/1/45, Pool #Q33791	91,690
64,236	4.00%, 6/1/45, Pool #Q34467	68,771
36,988	3.00%, 7/1/45, Pool #Q34979	37,517
102,301	3.00%, 7/1/45, Pool #Q34759	103,731
134,410	4.00%, 7/1/45, Pool #Q34458	143,900

		14,472,295

Federal National Mortgage Association (6.0%)
2,500,000	4.50%, 10/25/44,TBA	2,710,039
248,182	5.00%, 9/1/23, Pool #254908	273,112
93,220	2.50%, 10/1/28, Pool #AU2669	95,913
760,178	2.50%, 8/1/29, Pool #AW0052	777,488
8,498	4.50%, 7/1/33, Pool #720240	9,208
13,876	4.50%, 7/1/33, Pool #729327	15,243
88,848	4.50%, 8/1/33, Pool #729380	97,824
19,507	4.50%, 8/1/33, Pool #729713	21,478
15,645	4.50%, 8/1/33, Pool #727029	17,225
17,652	4.50%, 8/1/33, Pool #727160	19,438
31,069	4.50%, 8/1/33, Pool #726956	34,208
14,946	4.50%, 8/1/33, Pool #723124	16,438
26,240	4.50%, 8/1/33, Pool #726928	28,804
60,792	4.50%, 9/1/33, Pool #727147	66,939
23,561	4.50%, 9/1/33, Pool #734922	25,942
76,844	4.50%, 12/1/33, Pool #AL5321	84,660
202,877	3.50%, 1/1/34, Pool #AS1612	214,409
91,710	3.50%, 1/1/34, Pool #AS1406	96,867
276,797	3.50%, 1/1/34, Pool #AS1611	292,417
40,017	3.50%, 1/1/34, Pool #AS1614	42,280
66,318	6.00%, 10/1/34, Pool #AL2130	76,032
476,153	5.50%, 11/1/34, Pool #725946	536,443
231,044	5.50%, 1/1/35, Pool #735141	260,077
140,201	4.50%, 9/1/35, Pool #AB8198	154,262
118,196	5.50%, 9/1/36, Pool #AD0500	133,143
791,698	6.00%, 1/1/37, Pool #932030	894,539
170,036	6.00%, 3/1/37, Pool #889506	192,127
212,083	6.00%, 1/1/38, Pool #889371	242,035
71,770	6.00%, 3/1/38, Pool #889219	81,898
41,479	6.00%, 7/1/38, Pool #889733	47,224
245,461	4.50%, 3/1/39, Pool #AB0051	270,197
983,549	4.50%, 4/1/39, Pool #AB0043	1,083,183
286,372	6.00%, 5/1/40, Pool #AL2129	327,315
156,061	4.00%, 12/1/40, Pool #AA4757	166,827
73,139	4.00%, 12/1/40, Pool #AE7856	78,165
199,117	4.50%, 8/1/41, Pool #AI8715	218,224
757,150	4.00%, 10/1/41, Pool #AL2512	809,826
28,053	6.00%, 1/1/42, Pool #AL2128	32,300
45,471	4.00%, 4/1/42, Pool #AK6908	48,762
230,058	4.50%, 4/1/42, Pool #AO0186	250,274
171,435	4.50%, 4/1/42, Pool #AK8453	185,885
143,239	4.00%, 4/1/42, Pool #AK5549	153,613
179,563	4.50%, 6/1/42, Pool #AO6381	195,294
179,643	4.50%, 7/1/42, Pool #AO5544	195,207
232,186	4.50%, 10/1/42, Pool #AP9743	252,475
300,000	5.00%, 10/25/42, TBA	330,545
460,840	2.50%, 2/1/43, Pool #AB8465	451,979
369,573	3.00%, 6/1/43, Pool #AT5691	375,694
346,113	3.00%, 6/1/43, Pool #AR7110	351,795
140,439	3.00%, 6/1/43, Pool #AU5339	142,761
335,465	3.00%, 7/1/43, Pool #AU2555	340,985
2,700,000	3.50%, 10/25/44, TBA	2,816,521
4,300,000	3.00%, 10/25/44, TBA	4,357,780
872,455	5.00%, 11/1/44, Pool #AL7307	966,398

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 65,647	4.00%, 12/1/44, Pool #AW9502	$70,138
53,815	4.00%, 12/1/44, Pool #AY0045	57,471
880,675	4.00%, 3/1/45, Pool #AL6541	945,566
159,176	3.00%, 5/1/45, Pool #AS4972	161,509
202,298	3.50%, 5/1/45, Pool #AY9324	211,721
221,125	3.50%, 5/1/45, Pool #AZ1192	231,373
97,975	4.00%, 5/1/45, Pool #AZ1876	105,043
272,573	3.50%, 7/1/45, Pool #AZ3198	285,269
498,842	4.00%, 7/1/45, Pool #AZ1783	533,292
893,855	3.50%, 7/1/45, Pool #AZ0814	934,270
299,454	3.50%, 8/1/45, Pool #AY8424	312,994
144,172	3.00%, 8/1/45, Pool #AZ8288	146,284
55,430	3.00%, 8/1/45, Pool #AZ3728	56,243
337,055	3.00%, 8/1/45, Pool #AS5634	341,993

		26,352,883

Government National Mortgage Association (2.5%)
23,221	5.00%, 6/15/34, Pool #629493	25,892
423,222	5.50%, 6/15/35, Pool #783800	474,381
19,334	5.00%, 3/15/38, Pool #676766	21,459
15,123	5.00%, 4/15/38, Pool #672672	16,797
47,699	5.00%, 8/15/38, Pool #687818	52,979
451,649	5.00%, 1/15/39, Pool #705997	497,376
422,176	5.00%, 3/15/39, Pool #646746	469,026
3,575	5.00%, 3/15/39, Pool #697946	3,936
597,108	4.00%, 10/15/40, Pool #783143	637,737
1,363,097	4.50%, 3/20/41, Pool #4978	1,481,981
964,441	4.00%, 5/20/41, Pool #5054	1,032,852
491,094	4.50%, 5/20/41, Pool #005055	533,926
323,042	4.50%, 6/20/41, Pool #005082	351,218
187,951	3.50%, 7/20/42, Pool #MA0220	197,546
73,912	3.50%, 4/20/43, Pool #MA0934	77,668
682,472	3.00%, 3/20/45, Pool #MA2677	697,455
1,363,582	3.50%, 4/20/45, Pool #MA2754	1,430,982
794,123	3.50%, 6/20/45, Pool #MA2892	833,432
994,311	4.00%, 7/20/45, Pool #MA2962	1,062,361
598,932	3.50%, 8/20/45, Pool #MA3034	628,608
689,000	Class JA, Series 2015-H21, 2.50%, 6/20/65	707,032

		11,234,644

Total U.S. Government Agency Mortgages (Cost $51,674,619)		52,059,822

U.S. Treasury Obligations (10.2%):
U.S. Treasury Bonds (3.3%)
11,974,000	3.00%, 5/15/45	12,253,701
2,280,000	2.88%, 8/15/45	2,278,871

		14,532,572

U.S. Treasury Inflation Index Bonds (2.9%)
2,238,000	0.25%, 1/15/25	2,161,374
4,930,000	1.38%, 2/15/44	5,122,187
6,447,000	0.75%, 2/15/45	5,666,154

		12,949,715

U.S. Treasury Notes (4.0%)
12,000,000	0.63%, 8/15/16	12,027,504
5,257,000	2.13%, 5/15/25	5,288,626
300,000	2.00%, 8/15/25	298,414

		17,614,544

Total U.S. Treasury Obligations (Cost $46,110,250)		45,096,831

Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (5.8%):
25,456,357	Allianz Variable Insurance Products Securities Lending Collateral Trust (e)	$25,456,357

Total Securities Held as Collateral for Securities on Loan (Cost $25,456,357)		25,456,357

Shares		Fair Value
Unaffiliated Investment Company (2.4%):
10,637,922	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	10,637,922

Total Unaffiliated Investment Company (Cost $10,637,922)		10,637,922

Total Investment Securities (Cost $487,796,509)(f) - 107.7%		475,273,554
Net other assets (liabilities) - (7.7)%		(34,166,473)

Net Assets - 100.0%		$441,107,081

Percentages indicated are based on net assets as of September 30, 2015.

GO	-	General Obligation
MTN	-	Medium Term Note
TBA	-	To Be Announced security

^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $23,477,977.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at September 30, 2015. The date presented represents the final maturity date.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 0.11% of the net assets of the fund.
(d)	The rate represents the effective yield at September 30, 2015.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(f)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
Argentina	1.2%
Austria	0.7%
Barbados	0.2%
Belarus	0.3%
Bermuda	0.4%
Brazil	0.9%
Canada	1.3%
Cayman Islands	1.4%
Chile	0.4%
Dominican Republic	0.2%
Germany	0.2%
Guernsey	0.3%
Hong Kong	—	%NM
Ireland	0.6%
Italy	0.9%
Jersey	0.1%
Luxembourg	1.6%
Marshall Islands	0.2%
Mexico	1.3%
Netherlands	1.4%
Switzerland	0.2%
United Kingdom 0 .2%	2.0%
United States	83.8%
Venezuela	0.4%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Securities Sold Short (-1.0%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal National Mortgage Association (TBA)	4.50%	11/25/45	$(2,500,000)	$(2,705,859)	$(2,707,695)	$(1,836)
Federal National Mortgage Association (TBA)	4.50%	10/25/44	(2,500,000)	(2,708,488)	(2,710,039)	(1,551)

				$(5,414,347)	$(5,417,735)	$(3,387)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (96.1%):
Aerospace & Defense (2.8%):
1,006	BE Aerospace, Inc.	$44,163
6,552	Boeing Co. (The) ^	857,985
207	BWX Technologies, Inc.	5,457
846	General Dynamics Corp.	116,706
921	Hexcel Corp.	41,316
7,406	Honeywell International, Inc.	701,274
461	Huntington Ingalls Industries, Inc.	49,396
1,846	Lockheed Martin Corp.	382,694
559	Northrop Grumman Corp.	92,766
251	Precision Castparts Corp.	57,657
1,254	Rockwell Collins, Inc.	102,627
1,239	Spirit AeroSystems Holdings, Inc., Class A *	59,893
587	Textron, Inc.	22,095
505	TransDigm Group, Inc. *	107,267
776	United Technologies Corp.	69,056

		2,710,352

Air Freight & Logistics (1.0%):
1,382	C.H. Robinson Worldwide, Inc. ^	93,672
1,813	Expeditors International of Washington, Inc. ^	85,302
974	FedEx Corp.	140,237
6,647	United Parcel Service, Inc., Class B	655,992

		975,203

Airlines (1.2%):
1,229	Alaska Air Group, Inc. ^	97,644
6,564	American Airlines Group, Inc.	254,880
7,734	Delta Air Lines, Inc.	347,025
1,089	JetBlue Airways Corp. *^	28,064
6,332	Southwest Airlines Co.	240,869
690	Spirit Airlines, Inc. *	32,637
3,619	United Continental Holdings, Inc. *	191,988

		1,193,107

Auto Components (0.5%):
2,144	BorgWarner, Inc.	89,169
2,736	Delphi Automotive plc	208,045
1,363	Gentex Corp.	21,127
1,359	Johnson Controls, Inc.	56,208
558	Lear Corp.	60,699
383	Visteon Corp. *	38,775

		474,023

Automobiles (0.3%):
1,079	Harley-Davidson, Inc. ^	59,237
924	Tesla Motors, Inc. *^	229,522
433	Thor Industries, Inc.	22,429

		311,188

Banks (0.1%):
441	Signature Bank *	60,664
305	SVB Financial Group *	35,240

		95,904

Beverages (3.7%):
1,111	Brown-Forman Corp., Class B ^	107,656
237	Brown-Forman Corp., Class A ^	25,357
37,148	Coca-Cola Co. (The)	1,490,377
2,208	Coca-Cola Enterprises, Inc.	106,757
1,550	Constellation Brands, Inc., Class A	194,076
1,817	Dr Pepper Snapple Group, Inc.	143,634
1,418	Monster Beverage Corp. *	191,629
13,984	PepsiCo, Inc.	1,318,690

		3,578,176

Biotechnology (6.7%):
15,693	AbbVie, Inc.	853,856
242	Agios Pharmaceuticals, Inc. *^	17,083

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
2,045	Alexion Pharmaceuticals, Inc. *	$319,818
1,166	Alkermes plc *	68,409
575	Alnylam Pharmaceuticals, Inc. *^	46,207
7,203	Amgen, Inc.	996,319
3,275	Baxalta, Inc.	103,195
2,229	Biogen Idec, Inc. *	650,444
1,519	BioMarin Pharmaceutical, Inc. *	159,981
339	Bluebird Bio, Inc. *^	29,001
7,514	Celgene Corp. *	812,789
13,923	Gilead Sciences, Inc.	1,367,099
1,483	Incyte Corp. *	163,619
151	Intercept Pharmaceuticals, Inc. *	25,045
431	Intrexon Corp. ^	13,706
1,135	Isis Pharmaceuticals, Inc. *^	45,877
116	Juno Therapeutics, Inc. *^	4,720
1,492	Medivation, Inc. *	63,410
2,868	OPKO Health, Inc. *^	24,120
232	Puma Biotechnology, Inc. *^	17,484
744	Regeneron Pharmaceuticals, Inc. *	346,064
1,000	Seattle Genetics, Inc. *^	38,560
438	United Therapeutics Corp. *^	57,483
2,310	Vertex Pharmaceuticals, Inc. *	240,563

		6,464,852

Building Products (0.3%):
704	A.O. Smith Corp.	45,894
909	Allegion plc	52,413
239	Armstrong World Industries, Inc. *	11,410
518	Fortune Brands Home & Security, Inc. ^	24,589
384	Lennox International, Inc. ^	43,519
3,303	Masco Corp.	83,169
876	USG Corp. *^	23,319

		284,313

Capital Markets (1.2%):
519	Affiliated Managers Group, Inc. *	88,744
1,432	Ameriprise Financial, Inc.	156,274
345	Artisan Partners Asset Management, Inc. ^	12,154
1,148	Bank of New York Mellon Corp. (The)	44,944
378	BlackRock, Inc., Class A ^+	112,444
7,674	Charles Schwab Corp. (The)	219,169
1,106	Eaton Vance Corp. ^	36,963
879	Federated Investors, Inc., Class B ^	25,403
49	Interactive Brokers Group, Inc., Class A ^	1,934
496	Invesco, Ltd.	15,490
1,194	Lazard, Ltd., Class A	51,700
310	Legg Mason, Inc. ^	12,899
777	LPL Financial Holdings, Inc. ^	30,901
1,823	NorthStar Asset Management Group, Inc.	26,178
1,320	SEI Investments Co.	63,664
2,469	T. Rowe Price Group, Inc. ^	171,596
2,156	TD Ameritrade Holding Corp. ^	68,647
743	Waddell & Reed Financial, Inc., Class A ^	25,834

		1,164,938

Chemicals (2.7%):
1,675	Air Products & Chemicals, Inc.	213,697
138	Airgas, Inc. ^	12,328
63	Ashland, Inc.	6,339
945	Axalta Coating Systems, Ltd. *	23,946
106	Celanese Corp., Series A	6,272
2,230	CF Industries Holdings, Inc.	100,127

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
811	Chemours Co. (The)	$5,247
61	Cytec Industries, Inc.	4,505
1,431	Dow Chemical Co. (The) ^	60,674
3,962	E.I. du Pont de Nemours & Co. ^	190,968
346	Eastman Chemical Co.	22,393
2,502	Ecolab, Inc.	274,519
916	FMC Corp. ^	31,062
1,207	Huntsman Corp.	11,696
767	International Flavor & Fragrances, Inc. ^	79,200
3,648	LyondellBasell Industries NV, Class A	304,098
4,511	Monsanto Co.	384,969
81	NewMarket Corp. ^	28,917
191	Platform Speciality Products Corp. *	2,416
2,576	PPG Industries, Inc.	225,889
2,276	Praxair, Inc.	231,833
1,263	RPM International, Inc.	52,907
375	Scotts Miracle-Gro Co. (The)	22,808
768	Sherwin Williams Co.	171,095
441	Sigma Aldrich Corp.	61,264
770	Valspar Corp. (The) ^	55,348
690	W.R. Grace & Co. *	64,205

		2,648,722

Commercial Services & Supplies (0.5%):
904	Cintas Corp.	77,518
364	Clean Harbors, Inc. *^	16,005
1,199	Copart, Inc. *	39,447
1,059	Covanta Holding Corp. ^	18,480
462	KAR Auction Services, Inc.	16,401
758	Pitney Bowes, Inc.	15,046
1,002	R.R. Donnelley & Sons Co. ^	14,589
896	Rollins, Inc. ^	24,076
806	Stericycle, Inc. *^	112,284
3,487	Tyco International plc	116,675
373	Waste Management, Inc.	18,579

		469,100

Communications Equipment (0.5%):
314	Arista Networks, Inc. *^	19,214
221	Arris Group, Inc. *	5,739
453	CommScope Holding Co., Inc. *	13,604
682	F5 Networks, Inc. *^	78,976
192	Harris Corp.	14,045
678	Juniper Networks, Inc.	17,431
1,675	Motorola Solutions, Inc. ^	114,537
688	Palo Alto Networks, Inc. *	118,336
2,348	QUALCOMM, Inc.	126,157

		508,039

Construction & Engineering (0.0%):
193	Aecom Technology Corp. *^	5,309
393	Quanta Services, Inc. *^	9,515

		14,824

Construction Materials (0.1%):
471	Eagle Materials, Inc.	32,226
92	Martin Marietta Materials, Inc. ^	13,979
169	Vulcan Materials Co.	15,075

		61,280

Consumer Finance (0.2%):
346	Ally Financial, Inc. *	7,051
1,589	American Express Co.	117,793
78	Credit Acceptance Corp. *^	15,356
648	LendingClub Corp. *^	8,573

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
28	Santander Consumer USA Holdings, Inc. *^	$572
3,693	SLM Corp. *^	27,328

		176,673

Containers & Packaging (0.4%):
113	AptarGroup, Inc. ^	7,453
802	Avery Dennison Corp. ^	45,369
1,306	Ball Corp.	81,234
104	Bemis Co., Inc.	4,115
575	Crown Holdings, Inc. *^	26,306
1,770	Graphic Packaging Holding Co.	22,638
99	Owens-Illinois, Inc. *	2,051
928	Packaging Corp. of America	55,829
1,992	Sealed Air Corp.	93,386
385	Silgan Holdings, Inc. ^	20,035
236	WestRock Co.	12,140

		370,556

Distributors (0.2%):
1,340	Genuine Parts Co.	111,072
2,882	LKQ Corp. *	81,734

		192,806

Diversified Consumer Services (0.2%):
2,439	H&R Block, Inc.	88,291
1,915	Service Corp. International	51,897
969	ServiceMaster Global Holdings, Inc. *	32,510

		172,698

Diversified Financial Services (0.8%):
1,146	Berkshire Hathaway, Inc., Class B *	149,438
791	CBOE Holdings, Inc.	53,060
376	IntercontinentalExchange, Inc.	88,356
428	Leucadia National Corp. ^	8,671
2,593	McGraw-Hill Cos., Inc. (The)	224,296
1,682	Moody’s Corp.	165,172
1,066	MSCI, Inc., Class A	63,384

		752,377

Diversified Telecommunication Services (1.9%):
8,474	AT&T, Inc.	276,083
334	Level 3 Communications, Inc. *	14,592
35,856	Verizon Communications, Inc.	1,560,095
1,163	Zayo Group Holdings, Inc. *^	29,494

		1,880,264

Electric Utilities (0.0%):
524	ITC Holdings Corp.	17,470

Electrical Equipment (0.6%):
412	Acuity Brands, Inc.	72,339
2,289	AMETEK, Inc. ^	119,760
103	Babcock & Wilcox Enterprises, Inc. *	1,730
4,363	Emerson Electric Co. ^	192,715
75	Hubbell, Inc., Class B	6,371
24	Regal-Beloit Corp. ^	1,355
1,275	Rockwell Automation, Inc. ^	129,374
555	Solarcity Corp. *^	23,704

		547,348

Electronic Equipment, Instruments & Components (0.4%):
2,927	Amphenol Corp., Class A ^	149,159
1,249	CDW Corp.	51,034
823	Cognex Corp.	28,287
269	Fitbit, Inc., Class A *	10,139
823	FLIR Systems, Inc.	23,036
85	Ingram Micro, Inc., Class A	2,315

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
323	IPG Photonics Corp. *^	$24,538
350	Jabil Circuit, Inc. ^	7,830
1,345	Keysight Technologies, Inc. *	41,480
240	National Instruments Corp.	6,670
134	Trimble Navigation, Ltd. *	2,200
491	Zebra Technologies Corp., Class A *^	37,586

		384,274

Energy Equipment & Services (0.2%):
1,425	FMC Technologies, Inc. *	44,175
168	Oceaneering International, Inc.	6,599
70	RPC, Inc. ^	620
1,456	Schlumberger, Ltd.	100,420

		151,814

Food & Staples Retailing (2.3%):
4,169	Costco Wholesale Corp.	602,712
9,909	CVS Health Corp.	956,020
9,288	Kroger Co. (The)	335,018
5,565	Rite AID Corp. *^	33,780
1,445	Sprouts Farmers Market, Inc. *^	30,490
1,755	Sysco Corp. ^	68,392
1,230	Walgreens Boots Alliance, Inc.	102,213
3,110	Whole Foods Market, Inc. ^	98,432

		2,227,057

Food Products (1.6%):
238	Blue Buffalo Pet Products, Inc. *	4,263
972	Campbell Soup Co. ^	49,261
540	ConAgra Foods, Inc.	21,875
1,454	Flowers Foods, Inc. ^	35,972
5,648	General Mills, Inc. ^	317,021
972	Hain Celestial Group, Inc. *	50,155
1,381	Hershey Co. ^	126,886
1,268	Hormel Foods Corp. ^	80,277
86	Ingredion, Inc. ^	7,509
2,130	Kellogg Co.	141,752
1,225	Keurig Green Mountain, Inc. ^	63,872
5,608	Kraft Heinz Co. (The)	395,812
1,211	McCormick & Co. ^	99,520
1,919	Mead Johnson Nutrition Co.	135,098
53	Pilgrim’s Pride Corp. ^	1,101
137	Tyson Foods, Inc., Class A ^	5,905
1,659	WhiteWave Foods Co., Class A *	66,609

		1,602,888

Health Care Equipment & Supplies (1.7%):
511	Alere, Inc. *	24,605
769	Align Technology, Inc. *^	43,648
3,275	Baxter International, Inc.	107,584
1,984	Becton, Dickinson & Co. ^	263,198
957	Boston Scientific Corp. *	15,704
704	C.R. Bard, Inc.	131,162
312	Cooper Cos., Inc. (The) ^	46,444
328	DENTSPLY International, Inc.	16,587
752	Dexcom, Inc. *	64,567
1,019	Edwards Lifesciences Corp. *	144,871
487	Hill-Rom Holdings, Inc.	25,319
2,330	Hologic, Inc. *	91,173
883	IDEXX Laboratories, Inc. *^	65,563
350	Intuitive Surgical, Inc. *	160,853
1,336	ResMed, Inc.	68,083
527	Sirona Dental Systems, Inc. *	49,190
1,503	St. Jude Medical, Inc. ^	94,824
1,623	Stryker Corp.	152,724
946	Varian Medical Systems, Inc. *^	69,796

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
103	Zimmer Holdings, Inc. ^	$9,675

		1,645,570

Health Care Providers & Services (3.6%):
488	Acadia Healthcare Co., Inc. *	32,340
814	Aetna, Inc.	89,060
2,082	AmerisourceBergen Corp.	197,769
497	Anthem, Inc.	69,580
386	Brookdale Senior Living, Inc. *	8,863
2,834	Cardinal Health, Inc.	217,708
1,127	Centene Corp. *	61,117
2,439	CIGNA Corp.	329,314
480	DaVita, Inc. *	34,718
1,759	Envision Healthcare Holdings, Inc. *	64,714
5,381	Express Scripts Holding Co. *^	435,645
231	HCA Holdings, Inc. *	17,870
124	Health Net, Inc. *	7,467
793	Henry Schein, Inc. *^	105,247
1,314	Humana, Inc.	235,206
314	Laboratory Corp. of America Holdings *	34,060
43	LifePoint Hospitals, Inc. *	3,049
2,194	McKesson, Inc.	405,956
510	MEDNAX, Inc. *	39,163
436	Patterson Cos., Inc. ^	18,857
365	Premier, Inc., Class A *	12,545
940	Tenet Healthcare Corp. *^	34,705
8,567	UnitedHealth Group, Inc.	993,857
153	Universal Health Services, Inc., Class B	19,096
733	VCA Antech, Inc. *	38,592

		3,506,498

Health Care Technology (0.3%):
546	Allscripts Healthcare Solutions, Inc. *	6,770
365	athenahealth, Inc. *^	48,673
2,839	Cerner Corp. *^	170,227
1,263	IMS Health Holdings, Inc. *	36,753
246	Inovalon Holdings, Inc., Class A *^	5,124
650	Veeva Systems, Inc., Class A *^	15,217

		282,764

Hotels, Restaurants & Leisure (3.3%):
1,676	Aramark Holdings Corp.	49,677
575	Brinker International, Inc. ^	30,285
295	Chipotle Mexican Grill, Inc. *	212,474
325	Choice Hotels International, Inc. ^	15,486
229	Darden Restaurants, Inc.	15,696
523	Domino’s Pizza, Inc.	56,437
919	Dunkin’ Brands Group, Inc. ^	45,031
580	Extended Stay America, Inc. ^	9,732
4,921	Hilton Worldwide Holdings, Inc.	112,888
615	International Game Technology plc	9,428
3,464	Las Vegas Sands Corp. ^	131,528
1,985	Marriott International, Inc., Class A ^	135,377
9,081	McDonald’s Corp.	894,751
279	MGM Resorts International *^	5,148
1,144	Norwegian Cruise Line Holdings, Ltd. *	65,551
240	Panera Bread Co., Class A *^	46,418
686	Six Flags Entertainment Corp. ^	31,405
14,215	Starbucks Corp.	807,981
1,619	Starwood Hotels & Resorts Worldwide, Inc.	107,631
1,138	Wyndham Worldwide Corp.	81,822
682	Wynn Resorts, Ltd. ^	36,228

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,097	Yum! Brands, Inc.	$327,555

		3,228,529

Household Durables (0.6%):
1,281	D.R. Horton, Inc. ^	37,610
846	GoPro, Inc., Class A *^	26,412
675	Harman International Industries, Inc.	64,793
2,000	Jarden Corp. *^	97,760
1,306	Leggett & Platt, Inc. ^	53,873
37	Lennar Corp., Class B	1,465
642	Lennar Corp., Class A ^	30,899
411	Mohawk Industries, Inc. *	74,716
1,283	Newell Rubbermaid, Inc. ^	50,948
39	NVR, Inc. *^	59,484
572	Tempur-Pedic International, Inc. *	40,858
568	Toll Brothers, Inc. *	19,448
373	TopBuild Corp. *	11,552
440	Tupperware Brands Corp. ^	21,776
58	Whirlpool Corp.	8,541

		600,135

Household Products (1.0%):
1,240	Church & Dwight Co., Inc.	104,036
986	Clorox Co. (The)	113,913
7,516	Colgate-Palmolive Co.	476,965
2,736	Kimberly-Clark Corp.	298,333
235	Spectrum Brands Holdings, Inc.	21,505

		1,014,752

Independent Power and Renewable Electricity Producers (0.0%):
419	Calpine Corp. *^	6,117

Industrial Conglomerates (1.0%):
6,010	3M Co.	852,038
138	Carlisle Cos., Inc.	12,058
1,091	Danaher Corp.	92,964
365	Roper Industries, Inc.	57,196

		1,014,256

Insurance (0.5%):
21	AmTrust Financial Services ^	1,323
2,671	Aon plc	236,678
883	Arthur J. Gallagher & Co.	36,450
230	Erie Indemnity Co., Class A	19,076
14	Markel Corp. *	11,226
3,047	Marsh & McLennan Cos., Inc.	159,114

		463,867

Internet & Catalog Retail (3.2%):
3,612	Amazon.com, Inc. *	1,848,947
935	Expedia, Inc. ^	110,031
4,588	Groupon, Inc. *^	14,957
1,908	Liberty Media Corp. - Interactive, Class A *	50,047
1,352	Liberty Ventures, Inc., Series A *	54,553
4,021	Netflix, Inc. *	415,208
492	Priceline Group, Inc. (The) *^	608,535
1,063	TripAdvisor, Inc. *^	66,990

		3,169,268

Internet Software & Services (6.5%):
1,692	Akamai Technologies, Inc. *^	116,850
308	CoStar Group, Inc. *^	53,302
11,509	eBay, Inc. *	281,280
20,501	Facebook, Inc., Class A *	1,843,039
229	GoDaddy, Inc., Class A *^	5,773
2,787	Google, Inc., Class C *	1,695,667
2,731	Google, Inc., Class A *	1,743,388

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
296	HomeAway, Inc. *	$7,856
697	IAC/InterActiveCorp	45,493
1,037	LinkedIn Corp., Class A *	197,165
1,976	Pandora Media, Inc. *^	42,168
1,166	Rackspace Hosting, Inc. *^	28,777
5,355	Twitter, Inc. *^	144,264
981	VeriSign, Inc. *^	69,219
599	Yelp, Inc. *	12,974
486	Zillow Group, Inc., Class C *^	13,122
243	Zillow Group, Inc., Class A *^	6,981

		6,307,318

IT Services (5.9%):
5,951	Accenture plc, Class A	584,745
588	Alliance Data Systems Corp. *	152,280
3,572	Automatic Data Processing, Inc.	287,046
177	Black Knight Financial Services, Inc., Class A *^	5,761
874	Booz Allen Hamilton Holding Corp.	22,908
1,137	Broadridge Financial Solutions, Inc.	62,933
5,784	Cognizant Technology Solutions Corp., Class A *	362,136
393	CoreLogic, Inc. *	14,631
268	DST Systems, Inc.	28,178
1,158	Fidelity National Information Services, Inc.	77,679
2,244	Fiserv, Inc. *^	194,353
870	FleetCor Technologies, Inc. *	119,729
787	Gartner, Inc. *	66,053
1,495	Genpact, Ltd. *	35,297
630	Global Payments, Inc.	72,280
4,775	International Business Machines Corp.	692,232
775	Jack Henry & Associates, Inc. ^	53,948
56	Leidos Holdings, Inc.	2,313
9,471	MasterCard, Inc., Class A	853,527
2,681	Paychex, Inc. ^	127,696
11,509	PayPal Holdings, Inc. *	357,239
1,062	Sabre Corp.	28,865
995	Teradata Corp. *^	28,815
1,566	Total System Services, Inc.	71,143
1,359	Vantive, Inc., Class A *	61,046
1,072	VeriFone Systems, Inc. *	29,727
18,544	Visa, Inc., Class A ^	1,291,775
4,892	Western Union Co. ^	89,817
365	Wex, Inc. *	31,697

		5,805,849

Leisure Products (0.2%):
643	Brunswick Corp.	30,793
857	Hasbro, Inc. ^	61,824
630	Polaris Industries, Inc. ^	75,518
81	Vista Outdoor, Inc. *	3,599

		171,734

Life Sciences Tools & Services (0.7%):
149	Bio-Techne Corp.	13,777
1,036	Bruker Corp. *^	17,021
446	Charles River Laboratories International, Inc. *	28,330
1,366	Illumina, Inc. *	240,170
265	Mettler-Toledo International, Inc. *	75,456
171	PerkinElmer, Inc.	7,859
711	Quintiles Transnational Holdings, Inc. *	49,464
1,271	Thermo Fisher Scientific, Inc.	155,418
151	VWR Corp. *^	3,879

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
784	Waters Corp. *	$92,677

		684,051

Machinery (1.3%):
911	Allison Transmission Holdings, Inc. ^	24,315
996	Caterpillar, Inc. ^	65,099
1,278	Cummins, Inc.	138,765
570	Deere & Co. ^	42,180
1,160	Donaldson Co., Inc. ^	32,573
586	Flowserve Corp.	24,108
555	Graco, Inc. ^	37,202
674	IDEX Corp. ^	48,056
2,835	Illinois Tool Works, Inc.	233,348
180	Ingersoll-Rand plc	9,139
658	Lincoln Electric Holdings, Inc. ^	34,499
544	Middleby Corp. (The) *	57,223
576	Nordson Corp. ^	36,253
3,039	PACCAR, Inc. ^	158,545
596	Parker Hannifin Corp. ^	57,991
551	Snap-On, Inc.	83,168
128	Stanley Black & Decker, Inc.	12,413
531	Toro Co.	37,457
12	Valmont Industries, Inc.	1,139
518	WABCO Holdings, Inc. *^	54,302
916	Wabtec Corp.	80,654

		1,268,429

Media (5.2%):
568	AMC Networks, Inc., Class A *	41,561
283	Cablevision Systems Corp., Class A	9,189
4,663	CBS Corp., Class B	186,054
711	Charter Communications, Inc., Class A *^	125,029
1,098	Cinemark Holdings, Inc.	35,674
119	Clear Channel Outdoor Holdings, Inc., Class A *	848
3,261	Comcast Corp., Class A ^	186,660
18,161	Comcast Corp., Class A	1,032,997
2,364	Discovery Communications, Inc., Class C *	57,422
1,342	Discovery Communications, Inc., Class A *^	34,932
1,388	DISH Network Corp., Class A *	80,976
3,912	Interpublic Group of Cos., Inc. (The)	74,837
893	Lions Gate Entertainment Corp. ^	32,862
1,373	Live Nation, Inc. *^	33,007
583	Madison Square Garden, Inc., Class A *	42,058
182	Morningstar, Inc.	14,607
2,315	Omnicom Group, Inc. ^	152,559
803	Regal Entertainment Group, Class A ^	15,008
866	Scripps Networks Interactive, Class A ^	42,599
21,775	Sirius XM Holdings, Inc. *^	81,439
814	Starz - Liberty Capital *^	30,395
2,679	Time Warner Cable, Inc., Class A	480,531
4,024	Time Warner, Inc., Class A	276,650
8,075	Twenty-First Century Fox, Inc.	217,864
3,102	Twenty-First Century Fox, Inc., Class B	83,971
101	Viacom, Inc., Class A	4,471
3,284	Viacom, Inc., Class B ^	141,705
16,075	Walt Disney Co. (The) ^	1,642,864

		5,158,769

Shares		Fair Value
Common Stocks, continued
Metals & Mining (0.0%):
316	Compass Minerals International, Inc. ^	$24,765
34	Royal Gold, Inc.	1,597
362	Southern Copper Corp. ^	9,673
261	Steel Dynamics, Inc. ^	4,484
128	Tahoe Resources, Inc.	991

		41,510

Multiline Retail (0.6%):
28	Dillard’s, Inc., Class A ^	2,447
2,878	Dollar General Corp.	208,483
2,182	Dollar Tree, Inc. *^	145,452
2,334	Macy’s, Inc.	119,781
1,330	Nordstrom, Inc.	95,374
14	Sears Holdings Corp. *^	316
501	Target Corp.	39,409

		611,262

Multi-Utilities (0.0%):
272	Dominion Resources, Inc. ^	19,143

Oil, Gas & Consumable Fuels (0.5%):
3,919	Cabot Oil & Gas Corp.	85,669
274	Continental Resources, Inc. *^	7,938
50	CVR Energy, Inc. ^	2,053
444	EOG Resources, Inc.	32,323
282	HollyFrontier Corp.	13,773
377	Marathon Petroleum Corp.	17,466
801	Memorial Resource Development Corp. *^	14,082
884	ONEOK, Inc.	28,465
109	Range Resources Corp. ^	3,501
253	Targa Resources Corp.	13,035
168	Teekay Shipping Corp. ^	4,980
75	Tesoro Corp.	7,293
7,096	Williams Cos., Inc. (The)	261,487
130	World Fuel Services Corp.	4,654

		496,719

Paper & Forest Products (0.1%):
3,789	International Paper Co.	143,186

Personal Products (0.2%):
768	Coty, Inc., Class A ^	20,782
1,988	Estee Lauder Co., Inc. (The), Class A	160,392
585	Herbalife, Ltd. *^	31,883
120	Nu Skin Enterprises, Inc., Class A ^	4,954

		218,011

Pharmaceuticals (3.3%):
738	Akorn, Inc. *^	21,037
1,681	Allergan plc *	456,913
15,793	Bristol-Myers Squibb Co.	934,945
9,270	Eli Lilly & Co.	775,806
713	Endo International plc *	49,397
579	Jazz Pharmaceuticals plc *	76,897
3,389	Johnson & Johnson Co.	316,363
437	Mallinckrodt plc *	27,942
3,052	Merck & Co., Inc.	150,738
3,377	Mylan NV *	135,958
257	Perrigo Co. plc	40,418
4,737	Zoetis, Inc.	195,070

		3,181,484

Professional Services (0.5%):
104	Dun & Bradstreet Corp.	10,920
1,128	Equifax, Inc.	109,619
558	IHS, Inc., Class A *	64,728
2,403	Nielsen Holdings plc ^	106,861

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
1,277	Robert Half International, Inc.	$65,331
120	Towers Watson & Co., Class A	14,086
239	TransUnion *	6,004
1,602	Verisk Analytics, Inc., Class A *	118,404

		495,953

Real Estate Investment Trusts (REITs) (2.3%):
4,009	American Tower Corp.	352,713
1,327	Boston Properties, Inc.	157,117
140	Columbia Property Trust, Inc.	3,248
3,162	Crown Castle International Corp.	249,387
739	Digital Realty Trust, Inc. ^	48,271
509	Empire State Realty Trust, Inc., Class A ^	8,668
540	Equinix, Inc. ^	147,636
799	Equity Lifestyle Properties, Inc.	46,797
1,164	Extra Space Storage, Inc.	89,814
651	Federal Realty Investment Trust	88,829
106	Gaming & Leisure Properties, Inc. ^	3,148
119	Healthcare Trust of America, Inc., Class A	2,917
768	Iron Mountain, Inc.	23,823
768	Lamar Advertising Co., Class A	40,074
454	Omega Healthcare Investors, Inc.	15,958
673	Plum Creek Timber Co., Inc. ^	26,590
179	Post Properties, Inc.	10,434
1,253	Public Storage, Inc.	265,172
2,949	Simon Property Group, Inc.	541,791
898	Tanger Factory Outlet Centers, Inc.	29,607
223	Taubman Centers, Inc.	15,405
1,499	Welltower, Inc.	101,512
432	Weyerhaeuser Co.	11,811

		2,280,722

Real Estate Management & Development (0.2%):
2,710	CBRE Group, Inc. *	86,719
148	Howard Hughes Corp. (The) *	16,982
310	Jones Lang LaSalle, Inc.	44,569
497	Realogy Holdings Corp. *	18,702

		166,972

Road & Rail (1.1%):
34	AMERCO, Inc.	13,378
1,002	Avis Budget Group, Inc. *^	43,767
2,415	CSX Corp.	64,964
201	Genesee & Wyoming, Inc., Class A *	11,875
3,846	Hertz Global Holdings, Inc. *^	64,344
872	J.B. Hunt Transport Services, Inc.	62,261
423	Landstar System, Inc. ^	26,848
661	Old Dominion Freight Line, Inc. *^	40,321
8,295	Union Pacific Corp.	733,360

		1,061,118

Semiconductors & Semiconductor Equipment (1.9%):
887	Altera Corp.	44,421
2,718	Analog Devices, Inc. ^	153,322
6,908	Applied Materials, Inc.	101,479
3,963	Atmel Corp.	31,981
2,431	Avago Technologies, Ltd.	303,899
371	Broadcom Corp., Class A	19,081
955	Freescale Semiconductor, Ltd. *	34,934
3,146	Intel Corp. ^	94,820
1,516	KLA-Tencor Corp.	75,800
1,071	Lam Research Corp.	69,968
2,269	Linear Technology Corp. ^	91,554
916	Maxim Integrated Products, Inc.	30,594
1,981	Microchip Technology, Inc. ^	85,361

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
829	Micron Technology, Inc. *	$12,418
3,742	ON Semiconductor Corp. *	35,175
1,416	Qorvo, Inc. *	63,791
1,811	Skyworks Solutions, Inc. ^	152,504
2,375	SunEdison, Inc. *^	17,053
23	Sunpower Corp. *^	461
9,856	Texas Instruments, Inc.	488,070
554	Xilinx, Inc.	23,490

		1,930,176

Software (5.1%):
4,740	Adobe Systems, Inc. *	389,723
165	ANSYS, Inc. *^	14,543
1,603	Autodesk, Inc. *	70,756
2,773	Cadence Design Systems, Inc. *^	57,346
1,519	CDK Global, Inc.	72,578
1,519	Citrix Systems, Inc. *^	105,236
2,981	Electronic Arts, Inc. *	201,963
392	FactSet Research Systems, Inc. ^	62,646
1,307	FireEye, Inc. *^	41,589
1,353	Fortinet, Inc. *	57,475
2,612	Intuit, Inc.	231,815
780	King Digital Entertainment plc ^	10,561
43,453	Microsoft Corp.	1,923,229
379	NetSuite, Inc. *^	31,798
18,010	Oracle Corp.	650,520
1,090	PTC, Inc. *	34,597
1,737	Red Hat, Inc. *	124,856
6,215	Salesforce.com, Inc. *	431,506
1,458	ServiceNow, Inc. *^	101,258
619	Solarwinds, Inc. *^	24,290
621	Solera Holdings, Inc.	33,534
1,188	Splunk, Inc. *^	65,756
690	SS&C Technologies Holdings, Inc.	48,328
110	Synopsys, Inc. *	5,080
470	Tableau Software, Inc., Class A *	37,497
271	Ultimate Software Group, Inc. (The) *^	48,512
777	VMware, Inc., Class A *	61,220
1,006	Workday, Inc., Class A *^	69,273

		5,007,485

Specialty Retail (4.6%):
94	Aaron’s, Inc.	3,394
694	Advance Auto Parts, Inc. ^	131,534
690	AutoNation, Inc. *	40,144
296	AutoZone, Inc. *	214,254
1,623	Bed Bath & Beyond, Inc. *^	92,543
47	Cabela’s, Inc., Class A *^	2,143
1,983	CarMax, Inc. *^	117,632
607	CST Brands, Inc. ^	20,432
594	Dick’s Sporting Goods, Inc.	29,468
43	DSW, Inc., Class A	1,088
1,147	Foot Locker, Inc. ^	82,550
2,258	Gap, Inc. (The) ^	64,353
821	GNC Holdings, Inc., Class A	33,185
12,306	Home Depot, Inc. (The)	1,421,219
2,345	L Brands, Inc.	211,355
9,016	Lowe’s Cos., Inc.	621,382
608	Michaels Cos., Inc. (The) *^	14,045
27	Murphy U.S.A., Inc. *	1,484
940	Office Depot, Inc. *	6,035
957	O’Reilly Automotive, Inc. *	239,250
155	Penske Automotive Group, Inc.	7,508
3,921	Ross Stores, Inc.	190,051

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,494	Sally Beauty Holdings, Inc. *	$35,483
761	Signet Jewelers, Ltd.	103,595
807	Tiffany & Co. ^	62,317
6,446	TJX Cos., Inc. (The)	460,373
1,293	Tractor Supply Co.	109,026
609	Ulta Salon, Cosmetics & Fragrance, Inc. *	99,480
873	Urban Outfitters, Inc. *^	25,649
869	Williams-Sonoma, Inc. ^	66,348

		4,507,320

Technology Hardware, Storage & Peripherals (6.2%):
398	3D Systems Corp. *^	4,597
54,577	Apple, Inc.	6,019,843
1,504	EMC Corp.	36,337
839	NetApp, Inc. ^	24,834

		6,085,611

Textiles, Apparel & Luxury Goods (1.7%):
496	Carter’s, Inc.	44,957
376	Coach, Inc.	10,878
319	Fossil Group, Inc. *^	17,826
3,806	Hanesbrands, Inc. ^	110,146
1,192	Kate Spade & Co. *^	22,779
1,057	Lululemon Athletica, Inc. *^	53,537
1,883	Michael Kors Holdings, Ltd. *	79,538
6,424	Nike, Inc., Class B	789,959
32	Ralph Lauren Corp. ^	3,781
388	Skechers U.S.A., Inc., Class A *	52,023
1,693	Under Armour, Inc., Class A *^	163,849
3,202	VF Corp.	218,408

		1,567,681

Tobacco (1.9%):
17,531	Altria Group, Inc.	953,687
7,309	Philip Morris International, Inc.	579,823
7,824	Reynolds American, Inc.	346,368

		1,879,878

Trading Companies & Distributors (0.4%):
53	Air Lease Corp. ^	1,639
2,785	Fastenal Co. ^	101,959
1,615	HD Supply Holdings, Inc. *	46,221
142	MSC Industrial Direct Co., Inc., Class A ^	8,666
919	United Rentals, Inc. *^	55,186
634	W.W. Grainger, Inc. ^	136,317
244	Watsco, Inc.	28,909

		378,897

Wireless Telecommunication Services (0.1%):
605	SBA Communications Corp., Class A *	63,368

Total Common Stocks (Cost $59,331,709)		93,894,648

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (16.5%):
$16,106,425	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$16,106,425

Total Securities Held as Collateral for Securities on Loan (Cost $16,106,425)		16,106,425

Unaffiliated Investment Company (3.6%):
3,519,155	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	3,519,155

Total Unaffiliated Investment Company (Cost $3,519,155)		3,519,155

Total Investment Securities (Cost $78,957,289)(c) - 116.2%		113,520,228
Net other assets (liabilities) - (16.2)%		(15,844,066)

Net Assets - 100.0%		$97,676,162

Percentages indicated are based on net assets as of September 30, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $16,039,071.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(b)	The rate represents the effective yield at September 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Cash of $176,200 has been segregated to cover margin requirements for the following open contracts as of September 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini December Futures	Long	12/18/15	13	$1,082,380	$(23,165)
S&P 500 Index E-Mini December Futures	Long	12/18/15	27	2,576,745	(33,973)

Total					$(57,138)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (96.8%):
Aerospace & Defense (2.3%):
1,659	BWX Technologies, Inc.	$43,731
3,916	General Dynamics Corp.	540,212
1,594	L-3 Communications Holdings, Inc.	166,605
1,481	Lockheed Martin Corp.	307,026
2,611	Northrop Grumman Corp.	433,295
1,179	Orbital ATK, Inc.	84,735
2,165	Precision Castparts Corp.	497,322
5,906	Raytheon Co.	645,290
212	Spirit AeroSystems Holdings, Inc., Class A *	10,248
4,154	Textron, Inc.	156,357
954	Triumph Group, Inc.	40,144
15,644	United Technologies Corp.	1,392,160

		4,317,125

Air Freight & Logistics (0.3%):
3,504	FedEx Corp.	504,506

Airlines (0.1%):
638	Copa Holdings SA, Class A ^	26,751
3,802	JetBlue Airways Corp. *^	97,978

		124,729

Auto Components (0.3%):
2,847	Gentex Corp.	44,129
5,224	Goodyear Tire & Rubber Co.	153,220
9,898	Johnson Controls, Inc.	409,381
366	Lear Corp.	39,813

		646,543

Automobiles (1.1%):
75,565	Ford Motor Co.	1,025,417
31,105	General Motors Co.	933,772
1,825	Harley-Davidson, Inc. ^	100,193

		2,059,382

Banks (11.3%):
2,969	Associated Banc-Corp. ^	53,353
203,251	Bank of America Corp.	3,166,651
845	Bank of Hawaii Corp. ^	53,649
2,029	BankUnited, Inc.	72,537
15,008	BB&T Corp.	534,285
529	BOK Financial Corp. ^	34,232
3,369	CIT Group, Inc.	134,861
58,721	Citigroup, Inc.	2,913,149
6,036	Citizens Financial Group, Inc.	144,019
931	City National Corp.	81,984
3,446	Comerica, Inc.	141,631
1,594	Commerce Bancshares, Inc. ^	72,623
1,057	Cullen/Frost Bankers, Inc. ^	67,204
2,784	East West Bancorp, Inc.	106,961
15,675	Fifth Third Bancorp ^	296,414
4,519	First Horizon National Corp. ^	64,079
6,872	First Niagara Financial Group, Inc.	70,163
2,747	First Republic Bank	172,429
15,648	Huntington Bancshares, Inc.	165,869
71,822	JPMorgan Chase & Co.	4,378,987
16,418	KeyCorp	213,598
2,574	M&T Bank Corp. ^	313,899
1,972	PacWest Bancorp ^	84,421
5,983	People’s United Financial, Inc. ^	94,113
10,024	PNC Financial Services Group, Inc.	894,141
2,004	Popular, Inc.	60,581
25,941	Regions Financial Corp.	233,728
75	Signature Bank *	10,317
9,991	SunTrust Banks, Inc.	382,056
369	SVB Financial Group *	42,634
2,578	Synovus Financial Corp.	76,309
3,286	TCF Financial Corp.	49,816

Shares		Fair Value
Common Stocks, continued
Banks, continued
32,421	U.S. Bancorp	$1,329,585
90,165	Wells Fargo & Co.	4,629,972
3,933	Zions Bancorp	108,315

		21,248,565

Beverages (0.1%):
171	Brown-Forman Corp., Class B ^	16,570
38	Brown-Forman Corp., Class A ^	4,066
2,669	Molson Coors Brewing Co., Class B	221,580

		242,216

Biotechnology (0.1%):
495	Alkermes plc *	29,042
262	Alnylam Pharmaceuticals, Inc. *^	21,054
3,845	Baxalta, Inc.	121,156

		171,252

Building Products (0.1%):
282	Armstrong World Industries, Inc. *	13,463
2,006	Fortune Brands Home & Security, Inc. ^	95,225
2,284	Owens Corning, Inc.	95,722

		204,410

Capital Markets (3.0%):
587	Ameriprise Financial, Inc.	64,059
19,361	Bank of New York Mellon Corp. (The)	757,983
1,655	BlackRock, Inc., Class A ^+	492,313
6,497	Charles Schwab Corp. (The)	185,554
5,611	E*TRADE Financial Corp. *	147,738
7,507	Franklin Resources, Inc.	279,711
8,361	Goldman Sachs Group, Inc. (The)	1,452,807
1,018	Interactive Brokers Group, Inc., Class A ^	40,180
7,313	Invesco, Ltd.	228,385
1,260	Legg Mason, Inc. ^	52,429
29,668	Morgan Stanley	934,542
4,517	Northern Trust Corp.	307,879
2,473	Raymond James Financial, Inc.	122,735
7,968	State Street Corp. ^	535,529
765	TD Ameritrade Holding Corp. ^	24,358
102	Waddell & Reed Financial, Inc., Class A ^	3,547

		5,629,749

Chemicals (1.4%):
736	Air Products & Chemicals, Inc.	93,899
1,020	Airgas, Inc. ^	91,117
2,172	Albemarle Corp. ^	95,785
1,184	Ashland, Inc.	119,134
1,204	Cabot Corp.	37,998
2,756	Celanese Corp., Series A	163,073
1,885	Chemours Co. (The) ^	12,196
1,260	Cytec Industries, Inc.	93,051
19,390	Dow Chemical Co. (The) ^	822,135
9,426	E.I. du Pont de Nemours & Co. ^	454,332
2,161	Eastman Chemical Co.	139,860
714	FMC Corp. ^	24,212
1,452	Huntsman Corp.	14,070
6,743	Mosaic Co. (The) ^	209,775
1,955	Platform Speciality Products Corp. *	24,731
932	Praxair, Inc.	94,934
90	Scotts Miracle-Gro Co. (The)	5,474
1,415	Sigma Aldrich Corp.	196,572
779	Westlake Chemical Corp.	40,422

		2,732,770

Commercial Services & Supplies (0.5%):
3,316	ADT Corp. (The) ^	99,148

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
368	Clean Harbors, Inc. *^	$16,181
1,822	KAR Auction Services, Inc.	64,681
2,393	Pitney Bowes, Inc.	47,501
1,918	R.R. Donnelley & Sons Co. ^	27,926
4,693	Republic Services, Inc., Class A	193,352
1,027	Tyco International plc	34,363
2,398	Waste Connections, Inc.	116,495
8,117	Waste Management, Inc.	404,308

		1,003,955

Communications Equipment (2.4%):
2,193	Arris Group, Inc. *^	56,952
8,088	Brocade Communications Systems, Inc.	83,953
98,429	Cisco Systems, Inc.	2,583,762
1,135	CommScope Holding Co., Inc. *	34,084
854	EchoStar Corp., Class A *	36,748
1,991	Harris Corp.	145,642
6,289	Juniper Networks, Inc.	161,690
921	Lumentum Holdings, Inc. *	15,611
26,754	QUALCOMM, Inc.	1,437,492
4,608	Viavi Solutions, Inc. *	24,745

		4,580,679

Construction & Engineering (0.2%):
2,527	Aecom Technology Corp. *^	69,518
1,896	Chicago Bridge & Iron Co. NV	75,195
2,837	Fluor Corp.	120,147
2,431	Jacobs Engineering Group, Inc. *^	90,992
2,792	KBR, Inc. ^	46,515
3,175	Quanta Services, Inc. *^	76,867

		479,234

Construction Materials (0.2%):
1,124	Martin Marietta Materials, Inc. ^	170,792
2,232	Vulcan Materials Co.	199,094

		369,886

Consumer Finance (1.4%):
8,630	Ally Financial, Inc. *	175,879
13,480	American Express Co.	999,273
10,576	Capital One Financial Corp.	766,972
8,564	Discover Financial Services	445,242
7,529	Navient Corp.	84,626
1,591	Santander Consumer USA Holdings, Inc. *^	32,488
660	SLM Corp. *^	4,884
1,009	Springleaf Holdings, Inc. *	44,113
2,486	Synchrony Financial *^	77,812

		2,631,289

Containers & Packaging (0.3%):
988	AptarGroup, Inc. ^	65,168
124	Avery Dennison Corp.	7,015
1,681	Bemis Co., Inc.	66,517
1,509	Crown Holdings, Inc. *	69,037
2,693	Graphic Packaging Holding Co.	34,443
2,925	Owens-Illinois, Inc. *	60,606
1,953	Sonoco Products Co.	73,706
4,738	WestRock Co.	243,723

		620,215

Distributors (0.0%):
196	Genuine Parts Co.	16,246

Diversified Consumer Services (0.0%):
68	Graham Holdings Co., Class B	39,236
347	H&R Block, Inc.	12,561

		51,797

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services (3.0%):
33,655	Berkshire Hathaway, Inc., Class B *	$4,388,611
6,205	CME Group, Inc.	575,452
1,388	IntercontinentalExchange, Inc.	326,166
5,507	Leucadia National Corp.	111,572
2,241	NASDAQ OMX Group, Inc. (The)	119,513
4,432	Voya Financial, Inc.	171,829

		5,693,143

Diversified Telecommunication Services (2.2%):
100,502	AT&T, Inc.	3,274,355
10,911	CenturyLink, Inc. ^	274,084
22,610	Frontier Communications Corp. ^	107,398
4,932	Level 3 Communications, Inc. *	215,479
5,684	Verizon Communications, Inc.	247,311
376	Zayo Group Holdings, Inc. *^	9,535

		4,128,162

Electric Utilities (3.3%):
9,482	American Electric Power Co., Inc.	539,146
13,384	Duke Energy Corp. ^	962,844
6,306	Edison International	397,719
3,475	Entergy Corp.	226,223
6,148	Eversource Energy ^	311,212
16,668	Exelon Corp.	495,040
8,168	FirstEnergy Corp.	255,740
2,986	Great Plains Energy, Inc. ^	80,682
2,079	Hawaiian Electric Industries, Inc. ^	59,647
1,896	ITC Holdings Corp.	63,213
8,596	NextEra Energy, Inc.	838,539
3,863	OGE Energy Corp.	105,692
4,898	Pepco Holdings, Inc.	118,630
2,144	Pinnacle West Capital Corp.	137,516
12,931	PPL Corp.	425,301
17,578	Southern Co. (The) ^	785,736
2,573	Westar Energy, Inc. ^	98,906
9,811	Xcel Energy, Inc. ^	347,408

		6,249,194

Electrical Equipment (0.4%):
829	Babcock & Wilcox Enterprises, Inc. *	13,927
9,040	Eaton Corp. plc	463,752
4,023	Emerson Electric Co. ^	177,696
972	Hubbell, Inc., Class B	82,571
822	Regal-Beloit Corp. ^	46,402

		784,348

Electronic Equipment, Instruments & Components (0.5%):
1,852	Arrow Electronics, Inc. *	102,379
2,629	Avnet, Inc.	112,205
24,358	Corning, Inc.	417,008
950	Dolby Laboratories, Inc., Class A ^	30,970
266	Fitbit, Inc., Class A *	10,026
1,001	FLIR Systems, Inc.	28,018
2,855	Ingram Micro, Inc., Class A ^	77,770
3,053	Jabil Circuit, Inc. ^	68,296
521	Keysight Technologies, Inc. *	16,068
1,698	National Instruments Corp.	47,187
4,756	Trimble Navigation, Ltd. *	78,094

		988,021

Energy Equipment & Services (2.1%):
8,413	Baker Hughes, Inc.	437,812
3,705	Cameron International Corp. *	227,191
1,243	Diamond Offshore Drilling, Inc.	21,504
754	Dril-Quip, Inc. *^	43,898
4,535	Ensco plc, Class A, ADR ^	63,852
1,560	FMC Technologies, Inc. *	48,360

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
670	Frank’s International NV	$10,271
16,468	Halliburton Co.	582,143
1,867	Helmerich & Payne, Inc. ^	88,234
6,394	Nabors Industries, Ltd.	60,423
7,507	National-Oilwell Varco, Inc. ^	282,639
4,683	Noble Corp. plc	51,092
1,577	Oceaneering International, Inc.	61,945
2,842	Patterson-UTI Energy, Inc. ^	37,344
2,415	Rowan Cos. plc, Class A	39,002
974	RPC, Inc. ^	8,620
21,601	Schlumberger, Ltd.	1,489,821
7,232	Seadrill, Ltd. *^	42,669
2,914	Superior Energy Services, Inc. ^	36,804
14,995	Weatherford International plc *^	127,158

		3,760,782

Food & Staples Retailing (1.9%):
1,595	CVS Health Corp.	153,886
7,770	Rite AID Corp. *^	47,164
7,906	Sysco Corp. ^	308,097
14,126	Walgreens Boots Alliance, Inc.	1,173,871
30,571	Wal-Mart Stores, Inc.	1,982,223
583	Whole Foods Market, Inc. ^	18,452

		3,683,693

Food Products (1.7%):
12,007	Archer-Daniels-Midland Co. ^	497,691
267	Blue Buffalo Pet Products, Inc. *	4,782
2,780	Bunge, Ltd.	203,774
1,385	Campbell Soup Co. ^	70,192
7,141	ConAgra Foods, Inc.	289,282
368	Flowers Foods, Inc. ^	9,104
1,210	Ingredion, Inc. ^	105,645
2,316	J.M. Smucker Co. (The)	264,232
464	Kellogg Co.	30,879
31,481	Mondelez International, Inc., Class A	1,318,110
1,140	Pilgrim’s Pride Corp. ^	23,689
2,256	Pinnacle Foods, Inc.	94,481
5,420	Tyson Foods, Inc., Class A ^	233,602

		3,145,463

Gas Utilities (0.3%):
2,322	AGL Resources, Inc. ^	141,736
1,956	Atmos Energy Corp.	113,800
1,634	National Fuel Gas Co. ^	81,667
3,401	Questar Corp.	66,013
3,339	UGI Corp.	116,264

		519,480

Health Care Equipment & Supplies (2.4%):
28,813	Abbott Laboratories	1,158,859
590	Alere, Inc. *	28,409
3,845	Baxter International, Inc.	126,308
23,887	Boston Scientific Corp. *	391,986
298	Cooper Cos., Inc. (The) ^	44,360
2,014	DENTSPLY International, Inc.	101,848
89	Hill-Rom Holdings, Inc.	4,627
27,580	Medtronic plc	1,846,205
2,373	St. Jude Medical, Inc. ^	149,713
3,223	Stryker Corp.	303,284
804	Teleflex, Inc. ^	99,865
3,098	Zimmer Holdings, Inc. ^	290,995

		4,546,459

Health Care Providers & Services (1.6%):
5,096	Aetna, Inc.	557,553
4,084	Anthem, Inc. ^	571,760

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
2,795	Brookdale Senior Living, Inc. *^	$64,173
615	Cardinal Health, Inc.	47,244
2,301	Community Health Systems, Inc. *	98,414
2,432	DaVita, Inc. *	175,907
2,092	Express Scripts Holding Co. *^	169,368
5,721	HCA Holdings, Inc. *	442,577
1,247	Health Net, Inc. *	75,094
215	Humana, Inc.	38,485
1,300	Laboratory Corp. of America Holdings *	141,011
774	LifePoint Hospitals, Inc. *^	54,877
766	MEDNAX, Inc. *	58,821
755	Patterson Cos., Inc. ^	32,654
2,780	Quest Diagnostics, Inc. ^	170,887
922	UnitedHealth Group, Inc.	106,961
1,458	Universal Health Services, Inc., Class B	181,973
91	VCA Antech, Inc. *	4,791

		2,992,550

Health Care Technology (0.0%):
2,412	Allscripts Healthcare Solutions, Inc. *^	29,909

Hotels, Restaurants & Leisure (0.6%):
318	Aramark Holdings Corp.	9,426
8,221	Carnival Corp.	408,584
1,951	Darden Restaurants, Inc.	133,721
660	Hyatt Hotels Corp., Class A *	31,086
596	International Game Technology plc	9,137
8,016	MGM Resorts International *^	147,894
206	Norwegian Cruise Line Holdings, Ltd. *	11,804
3,314	Royal Caribbean Cruises, Ltd.	295,244
5,269	Wendy’s Co. (The) ^	45,577
181	Wynn Resorts, Ltd. ^	9,615

		1,102,088

Household Durables (0.4%):
3,723	D.R. Horton, Inc.	109,307
2,293	Garmin, Ltd.	82,273
2,047	Lennar Corp., Class A ^	98,522
115	Lennar Corp., Class B ^	4,554
357	Mohawk Industries, Inc. *	64,899
2,580	Newell Rubbermaid, Inc.	102,452
7,057	PulteGroup, Inc. ^	133,166
2,213	Toll Brothers, Inc. *	75,773
53	Tupperware Brands Corp. ^	2,623
1,409	Whirlpool Corp.	207,489

		881,058

Household Products (2.2%):
526	Clorox Co. (The)	60,769
2,154	Colgate-Palmolive Co.	136,693
1,204	Energizer Holdings, Inc. ^	46,607
1,459	Kimberly-Clark Corp.	159,089
52,506	Procter & Gamble Co. (The)	3,777,281

		4,180,439

Independent Power and Renewable Electricity Producers (0.2%):
13,208	AES Corp. (The)	129,305
6,371	Calpine Corp. *^	93,017
6,455	NRG Energy, Inc. ^	95,857
939	TerraForm Power, Inc., Class A	13,353

		331,532

Industrial Conglomerates (3.2%):
986	Carlisle Cos., Inc.	86,157

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
9,314	Danaher Corp.	$793,646
195,003	General Electric Co.	4,917,975
1,201	Roper Industries, Inc.	188,197

		5,985,975

Insurance (5.8%):
6,321	ACE, Ltd. ^	653,591
8,398	Aflac, Inc.	488,176
310	Alleghany Corp. *	145,114
1,848	Allied World Assurance Co. Holdings AG	70,538
7,916	Allstate Corp. (The)	461,028
1,335	American Financial Group, Inc.	91,995
25,806	American International Group, Inc.	1,466,296
139	American National Insurance Co.	13,572
702	AmTrust Financial Services ^	44,212
2,401	Arch Capital Group, Ltd. *^	176,402
1,447	Arthur J. Gallagher & Co.	59,732
1,193	Aspen Insurance Holdings, Ltd.	55,439
1,315	Assurant, Inc. ^	103,898
2,921	Assured Guaranty, Ltd.	73,025
1,954	Axis Capital Holdings, Ltd. ^	104,969
2,269	Brown & Brown, Inc. ^	70,271
4,447	Chubb Corp. (The)	545,425
3,181	Cincinnati Financial Corp.	171,138
526	CNA Financial Corp.	18,373
1,204	Endurance Specialty Holdings, Ltd.	73,480
860	Everest Re Group, Ltd.	149,073
5,428	FNF Group	192,531
9,627	Genworth Financial, Inc., Class A *	44,477
856	Hanover Insurance Group, Inc. (The)	66,511
8,128	Hartford Financial Services Group, Inc. (The)	372,100
1,853	HCC Insurance Holdings, Inc.	143,552
4,897	Lincoln National Corp.	232,412
6,026	Loews Corp. ^	217,780
243	Markel Corp. *	194,852
4,167	Marsh & McLennan Cos., Inc.	217,601
537	Mercury General Corp. ^	27,124
18,130	MetLife, Inc.	854,830
5,055	Old Republic International Corp.	79,060
924	PartnerRe, Ltd.	128,325
5,698	Principal Financial Group, Inc.	269,743
1,065	ProAssurance Corp.	52,260
11,356	Progressive Corp. (The) ^	347,948
8,768	Prudential Financial, Inc.	668,209
1,282	Reinsurance Group of America, Inc.	116,136
892	RenaissanceRe Holdings, Ltd.	94,837
817	StanCorp Financial Group, Inc.	93,301
2,441	Torchmark Corp.	137,672
6,168	Travelers Cos., Inc. (The)	613,901
4,829	UnumProvident Corp.	154,914
1,637	Validus Holdings, Ltd.	73,780
1,882	W.R. Berkley Corp.	102,324
116	White Mountains Insurance Group, Ltd.	86,687
5,935	XL Group plc	215,559

		10,834,173

Internet & Catalog Retail (0.1%):
5,250	Liberty Media Corp. - Interactive, Class A *	137,708

Internet Software & Services (0.3%):
1,248	HomeAway, Inc. *	33,122
18,162	Yahoo!, Inc. *	525,064

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
686	Zillow Group, Inc., Class C *^	$18,522
343	Zillow Group, Inc., Class A *^	9,854

		586,562

IT Services (1.2%):
2,993	Amdocs, Ltd.	170,242
1,791	Automatic Data Processing, Inc.	143,925
50	Black Knight Financial Services, Inc., Class A *^	1,628
130	Booz Allen Hamilton Holding Corp.	3,407
2,686	Computer Sciences Corp. ^	164,867
962	CoreLogic, Inc. *	35,815
162	DST Systems, Inc.	17,033
3,122	Fidelity National Information Services, Inc.	209,424
7,821	International Business Machines Corp.	1,133,809
1,181	Leidos Holdings, Inc. ^	48,787
804	Paychex, Inc. ^	38,295
707	Teradata Corp. *^	20,475
21,365	Xerox Corp.	207,881

		2,195,588

Leisure Products (0.1%):
472	Brunswick Corp.	22,604
406	Hasbro, Inc.	29,289
6,548	Mattel, Inc. ^	137,900
1,076	Vista Outdoor, Inc. *	47,807

		237,600

Life Sciences Tools & Services (0.6%):
6,445	Agilent Technologies, Inc.	221,257
400	Bio-Rad Laboratories, Inc., Class A *^	53,724
423	Bio-Techne Corp.	39,111
1,833	PerkinElmer, Inc.	84,245
4,491	QIAGEN NV *	115,868
82	Quintiles Transnational Holdings, Inc. *	5,705
5,108	Thermo Fisher Scientific, Inc.	624,605
225	VWR Corp. *^	5,780

		1,150,295

Machinery (1.6%):
1,468	AGCO Corp. ^	68,453
1,590	Allison Transmission Holdings, Inc. ^	42,437
9,650	Caterpillar, Inc. ^	630,724
1,944	Colfax Corp. *^	58,145
932	Crane Co.	43,441
899	Cummins, Inc.	97,613
5,299	Deere & Co. ^	392,126
249	Donaldson Co., Inc. ^	6,992
3,104	Dover Corp. ^	177,487
1,390	Flowserve Corp. ^	57,185
119	IDEX Corp. ^	8,485
4,765	Ingersoll-Rand plc	241,919
1,727	ITT Corp.	57,734
1,885	Joy Global, Inc. ^	28,143
1,535	Kennametal, Inc.	38,206
116	Lincoln Electric Holdings, Inc. ^	6,082
2,635	Manitowoc Co., Inc. (The) ^	39,525
1,514	OshKosh Corp. ^	55,004
660	PACCAR, Inc. ^	34,432
1,469	Parker Hannifin Corp. ^	142,934
3,477	Pentair plc	177,466
794	SPX Corp.	9,464
794	SPX FLOW, Inc. *	27,337

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,702	Stanley Black & Decker, Inc.	$262,040
2,035	Terex Corp.	36,508
1,522	Timken Co.	41,840
2,999	Trinity Industries, Inc. ^	67,987
432	Valmont Industries, Inc. ^	40,992
3,511	Xylem, Inc.	115,336

		3,006,037

Marine (0.0%):
1,080	Kirby Corp. *	66,906

Media (1.2%):
68	Cable One, Inc. *^	28,521
3,355	Cablevision Systems Corp., Class A	108,937
518	Clear Channel Outdoor Holdings, Inc., Class A *^	3,693
716	Comcast Corp., Class A ^	40,984
3,986	Comcast Corp., Class A	226,724
477	Discovery Communications, Inc., Class C *	11,586
271	Discovery Communications, Inc., Class A *^	7,054
1,378	DISH Network Corp., Class A *	80,393
2,195	Gannett Co., Inc.	32,332
881	John Wiley & Sons, Inc., Class A ^	44,076
1,285	Liberty Broadband Corp., Class C *	65,753
506	Liberty Broadband Corp., Class A *^	26,029
2,024	Liberty Media Corp. *	72,297
3,881	Liberty Media Corp., Class C *	133,739
7,424	News Corp., Class A	93,691
2,340	News Corp., Class B ^	29,999
4,391	Tegna, Inc. ^	98,314
6,380	Thomson Reuters Corp.	256,859
7,740	Time Warner, Inc., Class A	532,125
1,561	Tribune Media Co., Class A ^	55,572
7,870	Twenty-First Century Fox, Inc.	212,333
3,024	Twenty-First Century Fox, Inc., Class B	81,860

		2,242,871

Metals & Mining (0.6%):
25,340	Alcoa, Inc.	244,785
2,114	Allegheny Technologies, Inc. ^	29,977
21,980	Freeport-McMoRan Copper & Gold, Inc. ^	212,986
9,674	Newmont Mining Corp.	155,461
6,177	Nucor Corp. ^	231,946
1,438	Reliance Steel & Aluminum Co.	77,666
1,188	Royal Gold, Inc.	55,812
1,487	Southern Copper Corp. ^	39,733
4,161	Steel Dynamics, Inc. ^	71,486
2,706	Tahoe Resources, Inc.	20,944
2,820	United States Steel Corp. ^	29,384

		1,170,180

Multiline Retail (0.7%):
407	Dillard’s, Inc., Class A ^	35,568
5,906	J.C. Penney Co., Inc. *^	54,867
3,933	Kohl’s Corp. ^	182,137
1,845	Macy’s, Inc.	94,685
230	Sears Holdings Corp. *^	5,198
11,332	Target Corp.	891,375

		1,263,830

Multi-Utilities (2.3%):
2,187	Alliant Energy Corp.	127,918
4,696	Ameren Corp.	198,500

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
8,326	CenterPoint Energy, Inc.	$150,201
5,378	CMS Energy Corp.	189,951
5,669	Consolidated Edison, Inc. ^	378,973
10,898	Dominion Resources, Inc. ^	767,001
3,471	DTE Energy Co.	278,964
3,770	MDU Resources Group, Inc. ^	64,844
6,143	NiSource, Inc.	113,953
9,274	PG&E Corp.	489,667
9,791	Public Service Enterprise Group, Inc.	412,789
2,766	SCANA Corp.	155,615
4,792	Sempra Energy	463,482
4,551	TECO Energy, Inc.	119,509
1,600	Vectren Corp.	67,216
6,111	WEC Energy Group, Inc. ^	319,116

		4,297,699

Oil, Gas & Consumable Fuels (10.5%):
9,831	Anadarko Petroleum Corp.	593,694
1,350	Antero Resources Corp. *^	28,566
7,299	Apache Corp.	285,829
6,086	California Resources Corp. ^	15,824
4,579	Cheniere Energy, Inc. *	221,166
11,354	Chesapeake Energy Corp. ^	83,225
36,394	Chevron Corp.	2,870,758
1,831	Cimarex Energy Co.	187,641
7,097	Cobalt International Energy, Inc. *^	50,247
6,143	Columbia Pipeline Group, Inc.	112,355
2,323	Concho Resources, Inc. *	228,351
23,862	ConocoPhillips ^	1,144,421
4,429	CONSOL Energy, Inc. ^	43,404
1,114	Continental Resources, Inc. *^	32,273
204	CVR Energy, Inc. ^	8,374
7,022	Denbury Resources, Inc. ^	17,134
7,957	Devon Energy Corp.	295,125
1,220	Diamondback Energy, Inc. *	78,812
1,415	Energen Corp.	70,552
9,711	EOG Resources, Inc.	706,961
729	EP Energy Corp., Class A *^	3,754
2,949	EQT Corp.	191,007
80,919	Exxon Mobil Corp.	6,016,327
1,741	Golar LNG, Ltd. ^	48,539
1,871	Gulfport Energy Corp. *	55,531
4,880	Hess Corp.	244,293
3,207	HollyFrontier Corp.	156,630
34,557	Kinder Morgan, Inc.	956,538
3,052	Kosmos Energy, Ltd. *	17,030
2,384	Laredo Petroleum Holdings, Inc. *^	22,481
13,063	Marathon Oil Corp. ^	201,170
9,726	Marathon Petroleum Corp.	450,606
3,445	Murphy Oil Corp. ^	83,369
3,151	Newfield Exploration Co. *	103,668
8,303	Noble Energy, Inc.	250,585
14,866	Occidental Petroleum Corp. ^	983,385
2,223	ONEOK, Inc.	71,581
1,666	PBF Energy, Inc., Class A ^	47,031
10,483	Phillips 66 ^	805,514
2,890	Pioneer Natural Resources Co. ^	351,540
3,419	QEP Resources, Inc.	42,840
3,057	Range Resources Corp. ^	98,191
1,306	SM Energy Co. ^	41,844
7,443	Southwestern Energy Co. *^	94,452
12,993	Spectra Energy Corp. ^	341,326
556	Targa Resources Corp.	28,645
553	Teekay Shipping Corp. ^	16,391
2,287	Tesoro Corp.	222,388

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
9,844	Valero Energy Corp.	$591,624
3,951	Whiting Petroleum Corp. *^	60,332
1,119	World Fuel Services Corp.	40,060
4,037	WPX Energy, Inc. *^	26,725

		19,740,109

Paper & Forest Products (0.0%):
1,233	Domtar Corp.	44,080
408	International Paper Co.	15,418

		59,498

Personal Products (0.1%):
8,421	Avon Products, Inc. ^	27,368
1,204	Edgewell Personal Care Co. ^	98,247
209	Herbalife, Ltd. *^	11,391
897	Nu Skin Enterprises, Inc., Class A ^	37,028

		174,034

Pharmaceuticals (6.7%):
4,163	Allergan plc *	1,131,545
2,575	Endo International plc *	178,396
46,745	Johnson & Johnson Co.	4,363,645
1,372	Mallinckrodt plc *	87,726
48,445	Merck & Co., Inc.	2,392,699
1,237	Mylan NV *	49,802
2,308	Perrigo Co. plc	362,980
119,172	Pfizer, Inc.	3,743,192

		12,309,985

Professional Services (0.2%):
491	Dun & Bradstreet Corp.	51,555
192	IHS, Inc., Class A *	22,272
1,514	Manpower, Inc.	123,981
2,216	Nielsen Holdings plc ^	98,546
1,103	Towers Watson & Co., Class A	129,470
142	TransUnion *	3,567

		429,391

Real Estate Investment Trusts (REITs) (4.7%):
1,395	Alexandria Real Estate Equities, Inc.	118,115
2,174	American Campus Communities, Inc.	78,786
6,828	American Capital Agency Corp.	127,684
3,207	American Homes 4 Rent, Class A	51,569
18,342	Annaly Capital Management, Inc.	181,036
3,025	Apartment Investment & Management Co., Class A	111,986
3,603	Apple Hospitality REIT, Inc. ^	66,908
2,559	AvalonBay Communities, Inc.	447,363
3,940	BioMed Realty Trust, Inc.	78,721
259	Boston Properties, Inc.	30,666
3,514	Brandywine Realty Trust	43,292
3,349	Brixmor Property Group, Inc. ^	78,635
1,681	Camden Property Trust ^	124,226
1,534	Care Capital Properties, Inc.	50,515
3,232	CBL & Associates Properties, Inc.	44,440
3,979	Chimera Investment Corp. ^	53,199
2,121	Columbia Property Trust, Inc.	49,207
2,335	Communications Sales & Leasing, Inc. ^	41,797
1,846	Corporate Office Properties Trust	38,821
2,265	Corrections Corp. of America ^	66,908
5,862	DDR Corp.	90,158
1,120	Digital Realty Trust, Inc. ^	73,158
2,823	Douglas Emmett, Inc. ^	81,077
6,678	Duke Realty Corp.	127,216

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
1,141	Empire State Realty Trust, Inc., Class A	$19,431
2,511	Equity Commonwealth *^	68,400
7,045	Equity Residential Property Trust	529,219
1,265	Essex Property Trust, Inc.	282,626
1,476	Gaming & Leisure Properties, Inc. ^	43,837
11,168	General Growth Properties, Inc.	290,033
8,935	HCP, Inc. ^	332,829
2,199	Healthcare Trust of America, Inc., Class A ^	53,897
1,121	Home Properties, Inc.	83,795
2,903	Hospitality Properties Trust ^	74,259
14,664	Host Hotels & Resorts, Inc. ^	231,838
2,478	Iron Mountain, Inc.	76,868
1,705	Kilroy Realty Corp. ^	111,098
7,989	Kimco Realty Corp.	195,171
2,893	Liberty Property Trust	91,158
3,063	Macerich Co. (The)	235,300
7,169	MFA Financial, Inc. ^	48,821
1,459	Mid-America Apartment Communities, Inc.	119,448
2,594	National Retail Properties, Inc. ^	94,084
6,713	NorthStar Realty Finance Corp.	82,906
2,575	Omega Healthcare Investors, Inc. ^	90,511
2,660	Outfront Media, Inc.	55,328
3,457	Paramount Group, Inc.	58,078
2,988	Piedmont Office Realty Trust, Inc., Class A ^	53,455
2,006	Plum Creek Timber Co., Inc. ^	79,257
701	Post Properties, Inc.	40,861
10,143	ProLogis, Inc.	394,562
244	Public Storage, Inc.	51,638
2,456	Rayonier, Inc. ^	54,204
4,501	Realty Income Corp. ^	213,302
1,826	Regency Centers Corp. ^	113,486
4,591	Retail Properties of America, Inc., Class A	64,687
4,549	Senior Housing Properties Trust	73,694
1,928	SL Green Realty Corp. ^	208,532
8,544	Spirit Realty Capital, Inc. ^	78,092
4,609	Starwood Property Trust, Inc. ^	94,577
702	Taubman Centers, Inc.	48,494
7,095	Two Harbors Investment Corp.	62,578
5,018	UDR, Inc.	173,021
6,137	Ventas, Inc.	344,040
17,519	VEREIT, Inc. ^	135,247
3,644	Vornado Realty Trust	329,490
2,398	Weingarten Realty Investors	79,398
3,726	Welltower, Inc.	252,325
9,159	Weyerhaeuser Co.	250,407
2,020	WP Carey, Inc. ^	116,776
3,586	WP Glimcher, Inc.	41,813

		8,878,354

Real Estate Management & Development (0.1%):
4,227	Forest City Enterprises, Inc., Class A *	85,089
459	Howard Hughes Corp. (The) *	52,666
237	Jones Lang LaSalle, Inc.	34,073
1,804	Realogy Holdings Corp. *	67,885

		239,713

Road & Rail (0.6%):
74	AMERCO, Inc.	29,117
14,188	CSX Corp.	381,657

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
627	Genesee & Wyoming, Inc., Class A *	$37,043
2,140	Kansas City Southern	194,483
5,900	Norfolk Southern Corp. ^	450,761
1,032	Ryder System, Inc.	76,409

		1,169,470

Semiconductors & Semiconductor Equipment (2.4%):
4,015	Altera Corp.	201,071
516	Analog Devices, Inc.	29,108
9,725	Applied Materials, Inc.	142,860
9,912	Broadcom Corp., Class A	509,775
2,112	Cree, Inc. *^	51,174
6,424	Cypress Semiconductor Corp.	54,732
1,463	First Solar, Inc. *	62,543
177	Freescale Semiconductor, Ltd. *	6,475
85,386	Intel Corp.	2,573,535
877	Lam Research Corp.	57,294
8,768	Marvell Technology Group, Ltd.	79,350
3,601	Maxim Integrated Products, Inc.	120,273
19,278	Micron Technology, Inc. *	288,784
10,413	NVIDIA Corp.	256,680
640	ON Semiconductor Corp. *	6,016
422	SunEdison, Inc. *^	3,030
979	Sunpower Corp. *^	19,619
4,153	Teradyne, Inc.	74,796
3,850	Xilinx, Inc.	163,240

		4,700,355

Software (2.7%):
9,766	Activision Blizzard, Inc. ^	301,672
1,410	ANSYS, Inc. *^	124,277
1,133	Autodesk, Inc. *	50,011
6,112	CA, Inc.	166,858
67,791	Microsoft Corp.	3,000,429
4,899	Nuance Communications, Inc. *	80,197
24,528	Oracle Corp.	885,951
144	SS&C Technologies Holdings, Inc.	10,086
13,175	Symantec Corp.	256,517
2,783	Synopsys, Inc. *	128,519
14,869	Zynga, Inc. *	33,901

		5,038,418

Specialty Retail (0.4%):
1,081	Aaron’s, Inc.	39,035
5,874	Best Buy Co., Inc. ^	218,043
883	Cabela’s, Inc., Class A *^	40,265
241	CST Brands, Inc. ^	8,112
554	Dick’s Sporting Goods, Inc.	27,484
1,335	DSW, Inc., Class A ^	33,789
366	Foot Locker, Inc. ^	26,341
2,054	GameStop Corp., Class A ^	84,645
823	Murphy U.S.A., Inc. *	45,224
8,720	Office Depot, Inc. *	55,982
515	Penske Automotive Group, Inc.	24,947
12,399	Staples, Inc.	145,440
538	Tiffany & Co. ^	41,544

		790,851

Technology Hardware, Storage & Peripherals (1.3%):
1,370	3D Systems Corp. *^	15,824
34,504	EMC Corp.	833,617
35,176	Hewlett-Packard Co.	900,856
1,187	Lexmark International, Inc., Class A ^	34,399
3,281	NCR Corp. *	74,643

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
4,224	NetApp, Inc. ^	$125,030
4,024	SanDisk Corp. ^	218,624
4,349	Western Digital Corp.	345,485

		2,548,478

Textiles, Apparel & Luxury Goods (0.2%):
4,599	Coach, Inc.	133,049
150	Fossil Group, Inc. *^	8,382
1,600	PVH Corp.	163,104
1,095	Ralph Lauren Corp.	129,385

		433,920

Thrifts & Mortgage Finance (0.1%):
10,249	Hudson City Bancorp, Inc.	104,232
8,599	New York Community Bancorp, Inc. ^	155,298
1,278	TFS Financial Corp. ^	22,046

		281,576

Tobacco (0.7%):
2,246	Altria Group, Inc.	122,182
15,051	Philip Morris International, Inc.	1,193,996

		1,316,178

Trading Companies & Distributors (0.1%):
1,904	Air Lease Corp. ^	58,872
850	GATX Corp. ^	37,528
639	MSC Industrial Direct Co., Inc., Class A ^	38,998
2,075	NOW, Inc. *^	30,710
856	WESCO International, Inc. *^	39,778

		205,886

Transportation Infrastructure (0.1%):
1,338	Macquarie Infrastructure Corp.	99,895

Water Utilities (0.1%):
3,483	American Water Works Co., Inc.	191,843
3,427	Aqua America, Inc.	90,713

		282,556

Wireless Telecommunication Services (0.2%):
1,271	SBA Communications Corp., Class A *	133,125
14,543	Sprint Corp. *^	55,845
1,820	Telephone & Data Systems, Inc.	45,427
5,299	T-Mobile US, Inc. *	210,953
246	United States Cellular Corp. *^	8,716

		454,066

Total Common Stocks (Cost $153,390,207)		182,979,026

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (14.4%):
$27,266,426	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	27,266,426

Total Securities Held as Collateral for Securities on Loan (Cost $27,266,426)		27,266,426

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (2.9%):
5,441,958	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	$5,441,958

Total Unaffiliated Investment Company (Cost $5,441,958)		5,441,958

Total Investment Securities (Cost $186,098,591)(c) - 114.1%		215,687,410
Net other assets (liabilities) - (14.1)%		(26,688,307)

Net Assets - 100.0%		$188,999,103

Percentages indicated are based on net assets as of September 30, 2015.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $27,086,589.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(b)	The rate represents the effective yield at September 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Cash of $285,200 has been segregated to cover margin requirements for the following open contracts as of September 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/18/15	63	$6,012,405	$(68,340)

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (97.0%):
Aerospace & Defense (2.6%):
42,624	Boeing Co. (The)	$5,581,614
20,198	General Dynamics Corp.	2,786,314
52,010	Honeywell International, Inc.	4,924,827
5,362	L-3 Communications Holdings, Inc.	560,436
17,826	Lockheed Martin Corp.	3,695,508
12,496	Northrop Grumman Corp.	2,073,711
9,208	Precision Castparts Corp.	2,115,170
20,238	Raytheon Co.	2,211,204
8,836	Rockwell Collins, Inc.	723,138
18,399	Textron, Inc.	692,538
55,182	United Technologies Corp.	4,910,646

		30,275,106

Air Freight & Logistics (0.7%):
9,440	C.H. Robinson Worldwide, Inc. ^	639,843
12,745	Expeditors International of Washington, Inc. ^	599,652
17,510	FedEx Corp.	2,521,090
46,563	United Parcel Service, Inc., Class B ^	4,595,303

		8,355,888

Airlines (0.6%):
44,721	American Airlines Group, Inc.	1,736,516
52,994	Delta Air Lines, Inc.	2,377,841
43,894	Southwest Airlines Co.	1,669,728
25,173	United Continental Holdings, Inc. *^	1,335,428

		7,119,513

Auto Components (0.4%):
15,049	BorgWarner, Inc.	625,888
18,978	Delphi Automotive plc	1,443,087
17,996	Goodyear Tire & Rubber Co.	527,823
43,681	Johnson Controls, Inc.	1,806,646

		4,403,444

Automobiles (0.6%):
259,577	Ford Motor Co. ^	3,522,460
96,015	General Motors Co.	2,882,370
13,733	Harley-Davidson, Inc. ^	753,942

		7,158,772

Banks (5.9%):
697,434	Bank of America Corp.	10,866,022
51,742	BB&T Corp.	1,842,015
200,343	Citigroup, Inc.	9,939,016
11,855	Comerica, Inc.	487,241
53,501	Fifth Third Bancorp ^	1,011,704
53,841	Huntington Bancshares, Inc.	570,715
246,484	JPMorgan Chase & Co.	15,028,129
55,980	KeyCorp ^	728,300
8,834	M&T Bank Corp. ^	1,077,306
20,491	People’s United Financial, Inc. ^	322,323
34,281	PNC Financial Services Group, Inc. ^	3,057,865
89,251	Regions Financial Corp.	804,152
34,412	SunTrust Banks, Inc.	1,315,915
110,476	U.S. Bancorp	4,530,621
311,738	Wells Fargo & Co.	16,007,746
13,490	Zions Bancorp	371,515

		67,960,585

Beverages (2.2%):
7,075	Brown-Forman Corp., Class B ^	685,568
260,804	Coca-Cola Co. (The)	10,463,456
14,036	Coca-Cola Enterprises, Inc.	678,641
11,479	Constellation Brands, Inc., Class A	1,437,286

Shares		Fair Value
Common Stocks, continued
Beverages, continued
12,824	Dr Pepper Snapple Group, Inc.	$1,013,737
10,625	Molson Coors Brewing Co., Class B	882,088
10,145	Monster Beverage Corp. *	1,370,995
98,018	PepsiCo, Inc.	9,243,097

		25,774,868

Biotechnology (3.5%):
110,459	AbbVie, Inc.	6,010,074
15,067	Alexion Pharmaceuticals, Inc. *	2,356,328
50,556	Amgen, Inc.	6,992,906
36,282	Baxalta, Inc.	1,143,246
15,668	Biogen Idec, Inc. *	4,572,079
52,628	Celgene Corp. *	5,692,771
97,766	Gilead Sciences, Inc.	9,599,644
5,153	Regeneron Pharmaceuticals, Inc. *	2,396,866
16,239	Vertex Pharmaceuticals, Inc. *	1,691,129

		40,455,043

Building Products (0.1%):
6,382	Allegion plc	367,986
23,233	Masco Corp.	585,007

		952,993

Capital Markets (2.1%):
3,629	Affiliated Managers Group, Inc. *	620,523
11,865	Ameriprise Financial, Inc.	1,294,827
73,851	Bank of New York Mellon Corp. (The)	2,891,267
8,549	BlackRock, Inc., Class A +	2,543,071
79,891	Charles Schwab Corp. (The) ^	2,281,687
19,197	E*TRADE Financial Corp. *	505,457
26,035	Franklin Resources, Inc. ^	970,064
26,769	Goldman Sachs Group, Inc. (The)	4,651,380
28,526	Invesco, Ltd.	890,867
7,312	Legg Mason, Inc.	304,252
101,529	Morgan Stanley	3,198,164
14,586	Northern Trust Corp.	994,182
27,167	State Street Corp. ^	1,825,894
17,065	T. Rowe Price Group, Inc. ^	1,186,018

		24,157,653

Chemicals (2.1%):
12,816	Air Products & Chemicals, Inc. ^	1,635,065
4,494	Airgas, Inc. ^	401,449
15,556	CF Industries Holdings, Inc.	698,464
77,256	Dow Chemical Co. (The) ^	3,275,655
60,167	E.I. du Pont de Nemours & Co. ^	2,900,049
9,880	Eastman Chemical Co.	639,434
17,719	Ecolab, Inc. ^	1,944,129
8,861	FMC Corp. ^	300,477
5,367	International Flavor & Fragrances, Inc. ^	554,196
24,834	LyondellBasell Industries NV, Class A	2,070,162
31,227	Monsanto Co.	2,664,912
22,456	Mosaic Co. (The) ^	698,606
18,084	PPG Industries, Inc.	1,585,786
19,080	Praxair, Inc.	1,943,489
5,278	Sherwin Williams Co.	1,175,833
7,938	Sigma Aldrich Corp.	1,102,747

		23,590,453

Commercial Services & Supplies (0.4%):
11,396	ADT Corp. (The) ^	340,740
5,946	Cintas Corp.	509,870
13,404	Pitney Bowes, Inc. ^	266,069

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
16,047	Republic Services, Inc., Class A	$661,136
5,646	Stericycle, Inc. *	786,544
27,916	Tyco International plc	934,069
28,034	Waste Management, Inc.	1,396,375

		4,894,803

Communications Equipment (1.5%):
339,219	Cisco Systems, Inc. (a)	8,904,498
4,817	F5 Networks, Inc. *^	557,809
8,211	Harris Corp.	600,635
23,415	Juniper Networks, Inc.	602,000
10,599	Motorola Solutions, Inc. ^	724,760
104,859	QUALCOMM, Inc.	5,634,073

		17,023,775

Construction & Engineering (0.1%):
9,823	Fluor Corp. ^	416,004
8,259	Jacobs Engineering Group, Inc. *^	309,134
14,056	Quanta Services, Inc. *^	340,296

		1,065,434

Construction Materials (0.1%):
4,460	Martin Marietta Materials, Inc. ^	677,697
8,780	Vulcan Materials Co.	783,176

		1,460,873

Consumer Finance (0.7%):
56,740	American Express Co.	4,206,136
36,204	Capital One Financial Corp.	2,625,514
29,032	Discover Financial Services	1,509,374
24,942	Navient Corp.	280,348

		8,621,372

Containers & Packaging (0.2%):
6,032	Avery Dennison Corp. ^	341,230
9,129	Ball Corp.	567,824
10,744	Owens-Illinois, Inc. *	222,616
13,725	Sealed Air Corp.	643,428
17,358	WestRock Co.	892,895

		2,667,993

Distributors (0.1%):
10,149	Genuine Parts Co.	841,251

Diversified Consumer Services (0.1%):
18,295	H&R Block, Inc.	662,279

Diversified Financial Services (2.0%):
125,004	Berkshire Hathaway, Inc., Class B *	16,300,523
22,502	CME Group, Inc.	2,086,835
7,361	IntercontinentalExchange, Inc.	1,729,761
22,467	Leucadia National Corp.	455,181
18,176	McGraw-Hill Cos., Inc. (The)	1,572,224
11,613	Moody’s Corp. ^	1,140,397
7,856	NASDAQ OMX Group, Inc. (The)	418,960

		23,703,881

Diversified Telecommunication Services (2.3%):
410,211	AT&T, Inc.	13,364,674
37,647	CenturyLink, Inc. ^	945,693
76,837	Frontier Communications Corp. ^	364,976
19,237	Level 3 Communications, Inc. *	840,465
271,073	Verizon Communications, Inc.	11,794,386

		27,310,194

Electric Utilities (1.7%):
32,538	American Electric Power Co., Inc.	1,850,111
46,100	Duke Energy Corp. ^	3,316,433
21,653	Edison International	1,365,655
11,995	Entergy Corp.	780,875

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
21,054	Eversource Energy ^	$1,065,753
57,141	Exelon Corp.	1,697,088
27,992	FirstEnergy Corp.	876,430
30,717	NextEra Energy, Inc.	2,996,442
16,805	Pepco Holdings, Inc.	407,017
7,350	Pinnacle West Capital Corp.	471,429
44,325	PPL Corp.	1,457,849
60,465	Southern Co. (The) ^	2,702,786
33,627	Xcel Energy, Inc. ^	1,190,732

		20,178,600

Electrical Equipment (0.5%):
16,022	AMETEK, Inc. ^	838,271
31,113	Eaton Corp. plc	1,596,097
43,769	Emerson Electric Co.	1,933,276
9,006	Rockwell Automation, Inc. ^	913,839

		5,281,483

Electronic Equipment, Instruments & Components (0.4%):
20,615	Amphenol Corp., Class A	1,050,540
81,828	Corning, Inc.	1,400,895
9,294	FLIR Systems, Inc.	260,139
26,996	TE Connectivity, Ltd.	1,616,791

		4,328,365

Energy Equipment & Services (1.1%):
28,877	Baker Hughes, Inc.	1,502,759
12,876	Cameron International Corp. *	789,556
4,551	Diamond Offshore Drilling, Inc.	78,732
15,576	Ensco plc, Class A, ADR	219,310
15,383	FMC Technologies, Inc. *	476,873
56,901	Halliburton Co. ^	2,011,451
7,155	Helmerich & Payne, Inc. ^	338,145
25,836	National-Oilwell Varco, Inc. ^	972,725
84,370	Schlumberger, Ltd.	5,819,000
22,639	Transocean, Ltd. ^	292,496

		12,501,047

Food & Staples Retailing (2.3%):
29,238	Costco Wholesale Corp.	4,226,938
74,280	CVS Health Corp.	7,166,534
64,843	Kroger Co. (The)	2,338,887
36,860	Sysco Corp. ^	1,436,434
58,318	Walgreens Boots Alliance, Inc.	4,846,226
105,166	Wal-Mart Stores, Inc.	6,818,963
23,976	Whole Foods Market, Inc. ^	758,840

		27,592,822

Food Products (1.7%):
40,626	Archer-Daniels-Midland Co. ^	1,683,948
11,813	Campbell Soup Co. ^	598,683
28,818	ConAgra Foods, Inc.	1,167,417
39,916	General Mills, Inc.	2,240,485
9,833	Hershey Co. ^	903,456
8,952	Hormel Foods Corp. ^	566,751
6,866	J.M. Smucker Co. (The)	783,342
16,825	Kellogg Co. ^	1,119,704
7,999	Keurig Green Mountain, Inc. ^	417,068
39,647	Kraft Heinz Co. (The)	2,798,285
7,725	McCormick & Co. ^	634,841
13,445	Mead Johnson Nutrition Co.	946,528
107,367	Mondelez International, Inc., Class A	4,495,455
20,306	Tyson Foods, Inc., Class A ^	875,189

		19,231,152

Gas Utilities (0.0%):
7,954	AGL Resources, Inc.	485,512

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (2.0%):
99,168	Abbott Laboratories	$3,988,536
36,282	Baxter International, Inc.	1,191,864
14,010	Becton, Dickinson & Co. ^	1,858,567
89,315	Boston Scientific Corp. *^	1,465,659
4,936	C.R. Bard, Inc.	919,626
9,329	DENTSPLY International, Inc.	471,768
7,168	Edwards Lifesciences Corp. *	1,019,075
2,467	Intuitive Surgical, Inc. *	1,133,784
94,236	Medtronic plc	6,308,157
18,693	St. Jude Medical, Inc. ^	1,179,341
21,108	Stryker Corp.	1,986,263
6,651	Varian Medical Systems, Inc. *^	490,711
11,292	Zimmer Holdings, Inc. ^	1,060,658

		23,074,009

Health Care Providers & Services (2.7%):
23,270	Aetna, Inc.	2,545,971
13,703	AmerisourceBergen Corp.	1,301,648
17,435	Anthem, Inc.	2,440,900
21,939	Cardinal Health, Inc. ^	1,685,354
17,175	CIGNA Corp.	2,318,969
11,474	DaVita, Inc. *	829,914
45,010	Express Scripts Holding Co. *^	3,644,010
21,279	HCA Holdings, Inc. *	1,646,143
5,570	Henry Schein, Inc. *^	739,250
9,862	Humana, Inc.	1,765,298
6,667	Laboratory Corp. of America Holdings *	723,169
15,474	McKesson, Inc.	2,863,154
5,766	Patterson Cos., Inc. ^	249,380
9,592	Quest Diagnostics, Inc. ^	589,620
6,548	Tenet Healthcare Corp. *^	241,752
63,616	UnitedHealth Group, Inc.	7,380,093
6,051	Universal Health Services, Inc., Class B	755,225

		31,719,850

Health Care Technology (0.1%):
20,474	Cerner Corp. *	1,227,621

Hotels, Restaurants & Leisure (1.8%):
30,844	Carnival Corp.	1,532,947
2,062	Chipotle Mexican Grill, Inc. *	1,485,156
7,601	Darden Restaurants, Inc.	520,973
13,292	Marriott International, Inc., Class A ^	906,514
62,769	McDonald’s Corp.	6,184,629
11,431	Royal Caribbean Cruises, Ltd.	1,018,388
98,903	Starbucks Corp.	5,621,646
11,411	Starwood Hotels & Resorts Worldwide, Inc.	758,603
8,013	Wyndham Worldwide Corp.	576,135
5,385	Wynn Resorts, Ltd. ^	286,051
28,783	Yum! Brands, Inc.	2,301,201

		21,192,243

Household Durables (0.4%):
22,102	D.R. Horton, Inc.	648,915
8,033	Garmin, Ltd.	288,224
4,741	Harman International Industries, Inc.	455,089
9,196	Leggett & Platt, Inc. ^	379,335
11,588	Lennar Corp., Class A ^	557,730
4,241	Mohawk Industries, Inc. *	770,971
18,019	Newell Rubbermaid, Inc.	715,534
21,430	PulteGroup, Inc. ^	404,384

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
5,191	Whirlpool Corp.	$764,427

		4,984,609

Household Products (1.8%):
8,579	Clorox Co. (The)	991,132
60,038	Colgate-Palmolive Co.	3,810,011
24,288	Kimberly-Clark Corp.	2,648,364
180,784	Procter & Gamble Co. (The)	13,005,601

		20,455,108

Independent Power and Renewable Electricity Producers (0.1%):
45,473	AES Corp. (The)	445,181
22,446	NRG Energy, Inc. ^	333,323

		778,504

Industrial Conglomerates (2.3%):
41,610	3M Co.	5,899,050
39,691	Danaher Corp.	3,382,070
672,368	General Electric Co.	16,957,121
6,670	Roper Industries, Inc.	1,045,189

		27,283,430

Insurance (2.7%):
21,602	ACE, Ltd. ^	2,233,647
28,902	Aflac, Inc.	1,680,073
26,674	Allstate Corp. (The)	1,553,494
86,168	American International Group, Inc.	4,896,065
18,771	Aon plc	1,663,298
4,559	Assurant, Inc.	360,207
15,148	Chubb Corp. (The)	1,857,902
9,821	Cincinnati Financial Corp.	528,370
33,022	Genworth Financial, Inc., Class A *	152,562
27,652	Hartford Financial Services Group, Inc. (The)	1,265,909
16,713	Lincoln National Corp.	793,199
19,138	Loews Corp. ^	691,647
35,283	Marsh & McLennan Cos., Inc.	1,842,478
74,258	MetLife, Inc.	3,501,264
18,179	Principal Financial Group, Inc.	860,594
39,106	Progressive Corp. (The) ^	1,198,208
30,170	Prudential Financial, Inc.	2,299,256
7,763	Torchmark Corp.	437,833
20,749	Travelers Cos., Inc. (The)	2,065,148
16,711	UnumProvident Corp.	536,089
20,425	XL Group plc	741,836

		31,159,079

Internet & Catalog Retail (1.8%):
25,569	Amazon.com, Inc. *	13,088,516
6,570	Expedia, Inc.	773,158
28,386	Netflix, Inc. *	2,931,138
3,383	Priceline Group, Inc. (The) *^	4,184,297
7,410	TripAdvisor, Inc. *^	466,978

		21,444,087

Internet Software & Services (3.7%):
11,886	Akamai Technologies, Inc. *^	820,847
74,734	eBay, Inc. *	1,826,499
150,537	Facebook, Inc., Class A *	13,533,277
19,710	Google, Inc., Class C *	11,991,958
19,328	Google, Inc., Class A *	12,338,415
6,659	VeriSign, Inc. *^	469,859
57,855	Yahoo!, Inc. *	1,672,588

		42,653,443

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services (3.7%):
41,741	Accenture plc, Class A	$4,101,471
4,099	Alliance Data Systems Corp. *	1,061,559
31,093	Automatic Data Processing, Inc.	2,498,633
40,512	Cognizant Technology Solutions Corp., Class A *	2,536,456
9,175	Computer Sciences Corp. ^	563,162
18,742	Fidelity National Information Services, Inc.	1,257,213
15,629	Fiserv, Inc. *^	1,353,628
60,153	International Business Machines Corp.	8,720,380
66,588	MasterCard, Inc., Class A	6,000,911
21,459	Paychex, Inc. ^	1,022,092
73,664	PayPal Holdings, Inc. *	2,286,531
9,649	Teradata Corp. *^	279,435
11,284	Total System Services, Inc.	512,632
130,093	Visa, Inc., Class A ^	9,062,278
34,658	Western Union Co. ^	636,321
67,053	Xerox Corp.	652,426

		42,545,128

Leisure Products (0.1%):
7,437	Hasbro, Inc. ^	536,505
22,482	Mattel, Inc. ^	473,471

		1,009,976

Life Sciences Tools & Services (0.4%):
22,318	Agilent Technologies, Inc.	766,177
7,513	PerkinElmer, Inc.	345,297
26,515	Thermo Fisher Scientific, Inc.	3,242,255
5,519	Waters Corp. *	652,401

		5,006,130

Machinery (1.2%):
40,282	Caterpillar, Inc. ^	2,632,831
11,071	Cummins, Inc. ^	1,202,089
20,798	Deere & Co. ^	1,539,052
10,423	Dover Corp. ^	595,987
8,954	Flowserve Corp. ^	368,368
21,967	Illinois Tool Works, Inc.	1,808,104
17,713	Ingersoll-Rand plc	899,289
6,490	Joy Global, Inc. ^	96,896
23,560	PACCAR, Inc.	1,229,125
9,242	Parker Hannifin Corp. ^	899,247
12,126	Pentair plc	618,911
3,864	Snap-On, Inc.	583,232
10,240	Stanley Black & Decker, Inc.	993,075
12,119	Xylem, Inc. ^	398,109

		13,864,315

Media (3.1%):
14,585	Cablevision Systems Corp., Class A	473,575
29,630	CBS Corp., Class B	1,182,237
24,511	Comcast Corp., Class A ^	1,403,010
141,084	Comcast Corp., Class A	8,024,857
17,404	Discovery Communications, Inc., Class C *	422,743
9,877	Discovery Communications, Inc., Class A *^	257,098
27,466	Interpublic Group of Cos., Inc. (The)	525,425
7,183	News Corp., Class B	92,086
25,391	News Corp., Class A	320,434
16,173	Omnicom Group, Inc. ^	1,065,801
6,476	Scripps Networks Interactive, Class A ^	318,554
15,079	Tegna, Inc. ^	337,619

Shares		Fair Value
Common Stocks, continued
Media, continued
18,844	Time Warner Cable, Inc., Class A	$3,380,048
54,412	Time Warner, Inc., Class A	3,740,825
81,409	Twenty-First Century Fox, Inc.	2,196,415
28,739	Twenty-First Century Fox, Inc., Class B	777,965
23,151	Viacom, Inc., Class B ^	998,966
103,368	Walt Disney Co. (The) ^	10,564,209

		36,081,867

Metals & Mining (0.2%):
87,314	Alcoa, Inc.	843,454
69,106	Freeport-McMoRan Copper & Gold, Inc. ^	669,637
35,235	Newmont Mining Corp.	566,226
21,204	Nucor Corp.	796,210

		2,875,527

Multiline Retail (0.7%):
19,799	Dollar General Corp.	1,434,239
15,654	Dollar Tree, Inc. *^	1,043,496
13,183	Kohl’s Corp. ^	610,505
22,030	Macy’s, Inc.	1,130,580
9,350	Nordstrom, Inc.	670,489
41,866	Target Corp.	3,293,179

		8,182,488

Multi-Utilities (1.2%):
16,127	Ameren Corp.	681,688
28,568	CenterPoint Energy, Inc.	515,367
18,309	CMS Energy Corp.	646,674
19,465	Consolidated Edison, Inc. ^	1,301,235
39,544	Dominion Resources, Inc. ^	2,783,108
11,948	DTE Energy Co.	960,261
21,016	NiSource, Inc.	389,847
32,596	PG&E Corp.	1,721,069
33,639	Public Service Enterprise Group, Inc.	1,418,220
9,500	SCANA Corp. ^	534,470
15,702	Sempra Energy ^	1,518,697
15,659	TECO Energy, Inc.	411,205
20,961	WEC Energy Group, Inc. ^	1,094,583

		13,976,424

Oil, Gas & Consumable Fuels (5.6%):
33,845	Anadarko Petroleum Corp.	2,043,900
25,042	Apache Corp.	980,645
27,460	Cabot Oil & Gas Corp.	600,276
34,391	Chesapeake Energy Corp. ^	252,086
125,533	Chevron Corp.	9,902,042
6,242	Cimarex Energy Co.	639,680
21,016	Columbia Pipeline Group, Inc.	384,383
82,145	ConocoPhillips	3,939,674
15,306	CONSOL Energy, Inc. ^	149,999
25,681	Devon Energy Corp.	952,508
36,446	EOG Resources, Inc.	2,653,269
10,095	EQT Corp.	653,853
278,268	Exxon Mobil Corp. ^	20,689,225
16,147	Hess Corp.	808,319
119,959	Kinder Morgan, Inc.	3,320,465
44,855	Marathon Oil Corp. ^	690,767
35,790	Marathon Petroleum Corp.	1,658,151
11,090	Murphy Oil Corp. ^	268,378
10,688	Newfield Exploration Co. *^	351,635
28,331	Noble Energy, Inc.	855,030
50,933	Occidental Petroleum Corp.	3,369,218
13,851	ONEOK, Inc.	446,002
31,934	Phillips 66	2,453,809
9,900	Pioneer Natural Resources Co. ^	1,204,236

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
11,060	Range Resources Corp. ^	$355,247
25,554	Southwestern Energy Co. *^	324,280
44,598	Spectra Energy Corp. ^	1,171,589
8,301	Tesoro Corp.	807,189
33,125	Valero Energy Corp.	1,990,813
45,413	Williams Cos., Inc. (The)	1,673,469

		65,590,137

Paper & Forest Products (0.1%):
27,804	International Paper Co.	1,050,713

Personal Products (0.1%):
15,052	Estee Lauder Co., Inc. (The), Class A	1,214,395

Pharmaceuticals (5.6%):
26,272	Allergan plc *	7,140,992
111,120	Bristol-Myers Squibb Co.	6,578,304
64,976	Eli Lilly & Co.	5,437,841
13,873	Endo International plc *	961,121
184,481	Johnson & Johnson Co. ^	17,221,302
7,742	Mallinckrodt plc *^	495,023
187,759	Merck & Co., Inc.	9,273,417
27,436	Mylan NV *	1,104,573
9,750	Perrigo Co. plc	1,533,383
410,838	Pfizer, Inc.	12,904,423
30,580	Zoetis, Inc.	1,259,284

		63,909,663

Professional Services (0.2%):
2,402	Dun & Bradstreet Corp.	252,210
7,941	Equifax, Inc.	771,706
24,667	Nielsen Holdings plc ^	1,096,942
8,983	Robert Half International, Inc.	459,570

		2,580,428

Real Estate Investment Trusts (REITs) (2.6%):
28,081	American Tower Corp.	2,470,567
10,389	Apartment Investment & Management Co., Class A	384,601
8,856	AvalonBay Communities, Inc.	1,548,206
10,181	Boston Properties, Inc.	1,205,430
22,222	Crown Castle International Corp.	1,752,649
3,796	Equinix, Inc. ^	1,037,826
24,177	Equity Residential Property Trust	1,816,176
4,384	Essex Property Trust, Inc.	979,473
38,996	General Growth Properties, Inc.	1,012,726
30,622	HCP, Inc. ^	1,140,670
50,345	Host Hotels & Resorts, Inc. ^	795,954
12,428	Iron Mountain, Inc.	385,517
27,422	Kimco Realty Corp.	669,919
8,982	Macerich Co. (The)	689,997
11,703	Plum Creek Timber Co., Inc. ^	462,386
34,927	ProLogis, Inc.	1,358,660
9,806	Public Storage, Inc.	2,075,244
15,496	Realty Income Corp. ^	734,355
20,630	Simon Property Group, Inc. ^	3,790,145
6,555	SL Green Realty Corp. ^	708,989
22,169	Ventas, Inc.	1,242,794
11,817	Vornado Realty Trust	1,068,493
23,461	Welltower, Inc.	1,588,779
34,500	Weyerhaeuser Co.	943,230

		29,862,786

Real Estate Management & Development (0.1%):
19,326	CBRE Group, Inc. *	618,432

Road & Rail (0.8%):
65,828	CSX Corp.	1,770,773

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
6,130	J.B. Hunt Transport Services, Inc.	$437,682
7,338	Kansas City Southern	666,877
20,116	Norfolk Southern Corp.	1,536,862
3,523	Ryder System, Inc.	260,843
57,869	Union Pacific Corp.	5,116,199

		9,789,236

Semiconductors & Semiconductor Equipment (2.3%):
19,998	Altera Corp.	1,001,500
20,896	Analog Devices, Inc. ^	1,178,743
80,005	Applied Materials, Inc.	1,175,273
17,342	Avago Technologies, Ltd.	2,167,923
37,263	Broadcom Corp., Class A	1,916,436
5,001	First Solar, Inc. *^	213,793
316,100	Intel Corp. ^	9,527,255
10,507	KLA-Tencor Corp.	525,350
10,589	Lam Research Corp.	691,779
15,898	Linear Technology Corp. ^	641,484
14,086	Microchip Technology, Inc. ^	606,966
71,593	Micron Technology, Inc. *^	1,072,463
34,319	NVIDIA Corp. ^	845,963
9,868	Qorvo, Inc. *	444,553
12,682	Skyworks Solutions, Inc. ^	1,067,951
68,476	Texas Instruments, Inc.	3,390,933
17,376	Xilinx, Inc.	736,742

		27,205,107

Software (3.9%):
33,366	Activision Blizzard, Inc. ^	1,030,676
33,166	Adobe Systems, Inc. *	2,726,909
15,067	Autodesk, Inc. *	665,057
21,190	CA, Inc.	578,487
10,623	Citrix Systems, Inc. *^	735,961
20,664	Electronic Arts, Inc. *	1,399,986
18,390	Intuit, Inc.	1,632,113
533,796	Microsoft Corp.	23,625,811
216,923	Oracle Corp.	7,835,259
12,190	Red Hat, Inc. *	876,217
41,298	Salesforce.com, Inc. *	2,867,320
45,350	Symantec Corp.	882,965

		44,856,761

Specialty Retail (2.6%):
4,872	Advance Auto Parts, Inc. ^	923,390
5,219	AutoNation, Inc. *	303,641
2,058	AutoZone, Inc. *	1,489,642
11,412	Bed Bath & Beyond, Inc. *^	650,712
20,470	Best Buy Co., Inc. ^	759,846
13,958	CarMax, Inc. *^	827,989
7,234	GameStop Corp., Class A ^	298,113
15,850	Gap, Inc. (The) ^	451,725
85,505	Home Depot, Inc. (The)	9,874,973
17,146	L Brands, Inc.	1,545,369
61,684	Lowe’s Cos., Inc.	4,251,261
6,630	O’Reilly Automotive, Inc. *	1,657,500
27,512	Ross Stores, Inc. ^	1,333,507
5,333	Signet Jewelers, Ltd.	725,981
42,570	Staples, Inc. ^	499,346
7,480	Tiffany & Co. ^	577,606
44,925	TJX Cos., Inc. (The)	3,208,544
9,052	Tractor Supply Co.	763,265
6,509	Urban Outfitters, Inc. *^	191,234

		30,333,644

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (4.4%):
380,248	Apple, Inc.	$41,941,355
128,216	EMC Corp. ^	3,097,699
120,364	Hewlett-Packard Co.	3,082,522
19,978	NetApp, Inc. ^	591,349
13,609	SanDisk Corp.	739,377
20,131	Seagate Technology plc ^	901,869
15,373	Western Digital Corp.	1,221,231

		51,575,402

Textiles, Apparel & Luxury Goods (1.0%):
18,333	Coach, Inc.	530,374
2,890	Fossil Group, Inc. *^	161,493
26,638	Hanesbrands, Inc.	770,904
12,909	Michael Kors Holdings, Ltd. *^	545,276
45,204	Nike, Inc., Class B	5,558,736
5,480	PVH Corp.	558,631
4,005	Ralph Lauren Corp.	473,231
12,000	Under Armour, Inc., Class A *^	1,161,360
22,752	VF Corp. ^	1,551,914

		11,311,919

Thrifts & Mortgage Finance (0.0%):
32,000	Hudson City Bancorp, Inc.	325,440

Tobacco (1.5%):
130,866	Altria Group, Inc.	7,119,110
103,378	Philip Morris International, Inc.	8,200,977
55,376	Reynolds American, Inc.	2,451,496

		17,771,583

Trading Companies & Distributors (0.2%):
19,317	Fastenal Co. ^	707,195
6,415	United Rentals, Inc. *^	385,221
3,990	W.W. Grainger, Inc. ^	857,890

		1,950,306

Total Common Stocks (Cost $656,857,300)		1,127,514,944

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (11.1%):
$129,335,243	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	129,335,243

Total Securities Held as Collateral for Securities on Loan (Cost $129,335,243)		129,335,243

Unaffiliated Investment Company (2.8%):
32,970,904	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	32,970,904

Total Unaffiliated Investment Company (Cost $32,970,904)		32,970,904

Total Investment Securities (Cost $819,163,447)(d) - 110.9%		1,289,821,091
Net other assets (liabilities) - (10.9)%		(126,367,906)

Net Assets - 100.0%		$1,163,453,185

Percentages indicated are based on net assets as of September 30, 2015.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $128,867,914.
+	Affiliated Securities
(a)	All or a portion of the security has been pledged as collateral for open futures contracts.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(c)	The rate represents the effective yield at September 30, 2015.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/18/15	361	$34,452,035	$(430,537)

See accompanying notes to the schedules of portfolio investments.

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (98.7%):
Aerospace & Defense (0.6%):
46,300	Embraer SA, ADR	$1,184,354

Auto Components (0.6%):
6,033	Hyundai Mobis Co., Ltd.	1,172,234

Automobiles (5.0%):
1,258,000	Brilliance China Automotive Holdings, Ltd.	1,498,117
426,200	Chongqing Changan Automobile Co., Ltd., Class B	723,355
29,692	Hyundai Motor Co.	4,130,470
38,628	Maruti Suzuki India, Ltd.	2,764,808
150,471	Tata Motors, Ltd. *	686,822

		9,803,572

Banks (20.7%):
868,249	Akbank T.A.S.	1,948,405
331,194	Axis Bank, Ltd.	2,510,020
45,343	Banco Santander Chile, ADR	826,149
38,941	Bank Pekao SA	1,583,978
11,628,832	China Construction Bank	7,789,793
3,636,249	Chinatrust Financial Holding Co., Ltd.	1,876,383
44,017	Commercial International Bank Egypt SAE, GDR	270,146
150,045	Commercial International Bank Egypt SAE	1,016,972
128,557	DGB Financial Group, Inc.	1,143,380
398,751	Grupo Financiero Banorte SAB de C.V.	1,956,221
83,317	Hana Financial Holdings Group, Inc.	1,861,733
236,967	HDFC Bank, Ltd.	3,866,845
2,859,385	Industrial & Commercial Bank of China	1,657,807
402,327	Itau Unibanco Banco Multiplo SA, ADR	2,663,405
379,400	Kasikornbank Public Co., Ltd.	1,792,141
5,172	Komercni Banka AS	1,122,690
442,500	National Bank of Kuwait	1,186,377
142,112	OTP Bank Nyrt	2,743,562
114,665	Powszechna Kasa Oszczednosci Bank Polski SA *	890,060
356,543	Sberbank of Russia, ADR	1,754,192
14,671	Shinhan Financial Group Co., Ltd.	512,551

		40,972,810

Beverages (1.7%):
334,365	Ambev SA, ADR	1,638,389
19,317	Fomento Economico Mexicano SAB de C.V., ADR	1,724,042

		3,362,431

Chemicals (1.3%):
10,946	LG Chem, Ltd.	2,660,178

Commercial Services & Supplies (0.5%):
13,095	S1 Corp.	1,027,469

Construction Materials (0.3%):
14,815	Ultra Tech Cement, Ltd.	604,670

Diversified Financial Services (1.2%):
680,111	FirstRand, Ltd.	2,419,377

Diversified Telecommunication Services (0.8%):
844,000	China Unicom (Hong Kong), Ltd.	1,072,793
59,200	Telefonica Brasil SA, ADR	540,496

		1,613,289

Electric Utilities (1.1%):
89,700	Enersis SA, ADR	1,133,809

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
28,340	Korea Electric Power Corp., Ltd.	$1,166,907

		2,300,716

Electrical Equipment (0.7%):
174,000	Zhuzhou CSR Times Electric Co., Ltd.	1,294,031

Electronic Equipment, Instruments & Components (2.5%):
1,629,054	Hon Hai Precision Industry Co., Ltd.	4,262,753
7,916	LG Innotek Co., Ltd.	591,899

		4,854,652

Food & Staples Retailing (0.6%):
23,750	Magnit PJSC, Registered Shares, GDR	1,137,013

Health Care Equipment & Supplies (0.5%):
47,347	Mindray Medical International, Ltd., ADR	1,035,479

Hotels, Restaurants & Leisure (1.6%):
964,260	MINI International Public Co., Ltd.	766,228
29,950	Yum! Brands, Inc.	2,394,503

		3,160,731

Household Durables (0.7%):
18,786	Coway Co., Ltd.	1,331,519

Independent Power and Renewable Electricity Producers (1.1%):
1,408,000	China Longyuan Power Group Corp.	1,521,909
13,993	Empresa Nacional de Electricidad SA, ADR	496,891

		2,018,800

Industrial Conglomerates (2.2%):
516,096	KOC Holdings AS	2,015,460
20,798	LG Corp.	1,065,027
73,500	SM Investments Corp.	1,402,944

		4,483,431

Insurance (8.2%):
897,600	AIA Group, Ltd.	4,673,545
149,100	BB Seguridade Participacoes SA	928,701
1,959,781	Cathay Financial Holding Co., Ltd.	2,682,482
813,000	China Life Insurance Co., Ltd.	2,837,943
956,000	China Pacific Insurance Group Co., Ltd., Class H	3,540,714
3,389	Powszechny Zaklad Ubezpieczen SA	348,176
4,373	Samsung Fire & Marine Insurance Co., Ltd.	1,026,347

		16,037,908

Internet & Catalog Retail (0.6%):
15,200	JD.com, Inc., ADR *	396,112
43,400	Vipshop Holdings, Ltd., ADR *^	729,120

		1,125,232

Internet Software & Services (6.6%):
6,164	Baidu, Inc., ADR *	846,995
4,400	NHN Corp.	1,911,447
626,000	Tencent Holdings, Ltd.	10,528,743

		13,287,185

IT Services (3.0%):
141,800	Cielo SA	1,318,587
1,900	Luxoft Holding, Inc. *	120,251
16,085	Luxoft Holding, Inc. *^	1,018,020
87,069	Tata Consultancy Services, Ltd.	3,437,130

		5,893,988

Continued

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery (0.4%):
189,000	WEG SA	$737,614

Media (1.8%):
27,858	Naspers, Ltd.	3,497,959

Metals & Mining (1.0%):
77,278	MMC Norilsk Nickel PJSC, ADR	1,110,485
4,212	POSCO	594,723
42,173	Vale SA, ADR ^	177,127

		1,882,335

Multiline Retail (1.2%):
9,399	Hyundai Department Store Co., Ltd.	1,067,644
193,424	Woolworths Holdings, Ltd.	1,354,829

		2,422,473

Oil, Gas & Consumable Fuels (5.6%):
8,196,400	China Petroleum & Chemical Corp., Class H	5,041,052
36,920	LUKOIL, ADR	1,257,495
13,550	NovaTek OAO, Registered Shares, GDR	1,256,784
19,547	Polski Koncern Naftowy Orlen SA	341,215
4,894	SK Energy Co., Ltd. *	408,200
57,432	Tupras-Turkiye Petrol Rafine *	1,407,310
78,542	Ultrapar Participacoes SA	1,319,436

		11,031,492

Personal Products (1.3%):
8,008	Amorepacific Corp.	2,614,140

Pharmaceuticals (2.3%):
47,062	Aspen Pharmacare Holdings, Ltd.	1,001,453
71,254	Lupin, Ltd.	2,211,357
102,549	Sun Pharmaceutical Industries, Ltd.	1,360,418

		4,573,228

Real Estate Management & Development (2.7%):
1,910,500	Ayala Land, Inc.	1,394,356
2,240,985	Emaar Properties PJSC	3,947,303

		5,341,659

Semiconductors & Semiconductor Equipment (6.4%):
2,034,000	Advanced Semiconductor Engineering, Inc.	2,225,909
602,000	Chipbond Technology Corp.	880,887
68,151	SK Hynix, Inc.	1,947,905
1,936,110	Taiwan Semiconductor Manufacturing Co., Ltd.	7,728,991

		12,783,692

Specialty Retail (0.8%):
16,212	Hotel Shilla Co., Ltd.	1,583,099

Technology Hardware, Storage & Peripherals (6.3%):
258,000	Catcher Technology Co., Ltd.	2,757,954
9,839	Samsung Electronics Co., Ltd.	9,463,731

		12,221,685

Textiles, Apparel & Luxury Goods (0.6%):
625,000	Belle International Holdings, Ltd.	545,850
37,960	Eclat Textile Co., Ltd.	600,619

		1,146,469

Transportation Infrastructure (0.5%):
220,356	Companhia de Concessoes Rodoviarias	675,983
46,924	Grupo Aeroporturaio del Pacifico SAB de C.V.	408,102

		1,084,085

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (5.7%):
303,000	Advanced Info Service pcl	$1,889,861
547,000	China Mobile, Ltd.	6,528,708
3,359	SK Telecom Co., Ltd.	744,134
670,000	Taiwan Mobile Co., Ltd.	2,048,191

		11,210,894

Total Common Stocks (Cost $181,112,051)		194,911,893

Preferred Stocks (0.4%):
Food & Staples Retailing (0.1%):
11,600	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A	145,882

Multiline Retail (0.3%):
138,800	Lojas Americanas SA,	567,959

Total Preferred Stocks (Cost $1,169,658)		713,841

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.8%):
$1,663,667	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	1,663,667

Total Securities Held as Collateral for Securities on Loan (Cost $1,663,667)		1,663,667

Unaffiliated Investment Company (0.6%):
1,091,441	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	1,091,441

Total Unaffiliated Investment Company (Cost $1,091,441)		1,091,441

Total Investment Securities (Cost $185,036,817)(c)—100.5%		198,380,842
Net other assets (liabilities)—(0.5)%		(1,075,054)

Net Assets—100.0%		$197,305,788

Percentages indicated are based on net assets as of September 30, 2015.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $1,635,596.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(b)	The rate represents the effective yield at September 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
Brazil	6.0%
Cayman Islands	1.2%
Chile	1.2%
China	15.6%
Czech Republic	0.6%
Egypt	0.6%
Hong Kong	7.8%
Hungary	1.4%
India	8.8%
Korea, Republic Of	4.2%
Kuwait	0.6%
Mexico	2.1%
Philippines	1.4%
Poland	1.6%
Republic of Korea (South)	15.0%
Russian Federation	3.3%
South Africa	4.2%
Switzerland	1.8%
Taiwan	12.2%
Taiwan, Province of China	0.4%
Thailand	2.2%
Turkey	2.7%
United Arab Emirates	2.0%
United Kingdom	0.5%
United States	2.6%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.1%):
Aerospace & Defense (1.6%):
14,050	AAR Corp.	$266,529
26,780	Aerojet Rocketdyne Holdings, Inc. *^	433,300
8,762	AeroVironment, Inc. *^	175,590
3,018	American Science & Engineering, Inc. ^	107,320
9,273	Cubic Corp. ^	388,910
19,889	Curtiss-Wright Corp. ^	1,241,471
7,292	Engility Holdings, Inc. *^	187,988
14,355	Moog, Inc., Class A *	776,175
2,040	National Presto Industries, Inc. ^	171,890
22,982	TASER International, Inc. *^	506,179

		4,255,352

Air Freight & Logistics (0.7%):
10,601	Atlas Air Worldwide Holdings, Inc. *^	366,371
10,789	Echo Global Logistics, Inc. *^	211,464
13,186	Forward Air Corp. ^	547,087
15,226	Hub Group, Inc. *^	554,379
38,746	UTI Worldwide, Inc. *^	177,844

		1,857,145

Airlines (0.8%):
5,604	Allegiant Travel Co.	1,211,865
20,711	Hawaiian Holdings, Inc. *^	511,147
21,488	Republic Airways Holdings, Inc. *^	124,201
21,153	SkyWest, Inc. ^	352,832

		2,200,045

Auto Components (0.9%):
13,063	Dorman Products, Inc. *^	664,776
10,189	Drew Industries, Inc. ^	556,421
15,255	Gentherm, Inc. *^	685,254
8,295	Standard Motor Products, Inc. ^	289,330
9,567	Superior Industries International, Inc.	178,712

		2,374,493

Automobiles (0.1%):
11,461	Winnebago Industries, Inc.	219,478

Banks (9.1%):
8,097	Banner Corp.	386,794
33,764	BBCN Bancorp, Inc. ^	507,135
35,609	Boston Private Financial Holdings, Inc. ^	416,625
13,658	Cardinal Financial Corp.	314,271
13,433	Central Pacific Financial Corp.	281,690
6,538	City Holding Co. ^	322,323
24,426	Columbia Banking System, Inc. ^	762,335
17,491	Community Bank System, Inc. ^	650,140
41,937	CVB Financial Corp. ^	700,348
74,809	F.N.B. Corp. ^	968,777
48,659	First Bancorp *	173,226
37,936	First Commonwealth Financial Corp.	344,838
26,185	First Financial Bancorp ^	499,610
27,240	First Financial Bankshares, Inc. ^	865,687
33,098	First Midwest Bancorp, Inc. ^	580,539
6,754	First NBC Bank Holding Co. *^	236,660
32,058	Glacier Bancorp, Inc. ^	846,011
13,573	Hanmi Financial Corp.	342,040
25,007	Home Bancshares, Inc. ^	1,012,784
11,135	Independent Bank Corp.	513,324
18,601	LegacyTexas Financial Group, Inc. ^	566,958
29,610	MB Financial, Inc. ^	966,470
59,567	National Penn Bancshares, Inc.	699,912
18,533	NBT Bancorp, Inc. ^	499,279
18,829	OFG Bancorp	164,377
48,771	Old National Bancorp ^	679,380

Shares		Fair Value
Common Stocks, continued
Banks, continued
14,314	Pinnacle Financial Partners, Inc. ^	$707,255
33,384	PrivateBancorp, Inc. ^	1,279,609
14,683	S & T Bancorp, Inc. ^	478,959
11,917	Simmons First National Corp., Class A ^	571,182
9,866	Southside Bancshares, Inc. ^	271,808
50,827	Sterling Bancorp ^	755,797
26,638	Talmer Bancorp, Inc., Class A	443,523
19,477	Texas Capital Bancshares, Inc. *	1,020,984
5,234	Tompkins Financial Corp. ^	279,286
17,849	UMB Financial Corp. ^	906,908
27,436	United Bankshares, Inc. ^	1,042,294
24,563	United Community Banks, Inc.	502,068
10,925	Westamerica Bancorp ^	485,507
29,912	Wilshire Bancorp, Inc.	314,375
20,528	Wintrust Financial Corp. ^	1,096,811

		24,457,899

Biotechnology (1.2%):
18,239	Acorda Therapeutics, Inc. *^	483,516
12,842	Emergent Biosolutions, Inc. *^	365,869
5,573	Enanta Pharmaceuticals, Inc. *^	201,408
7,649	Ligand Pharmaceuticals, Inc., Class B *^	655,136
41,914	Mimedx Group, Inc. *^	404,470
26,545	Momenta Pharmaceuticals, Inc. *^	435,603
13,929	Repligen Corp. *^	387,923
25,325	Spectrum Pharmaceuticals, Inc. *^	151,444

		3,085,369

Building Products (1.3%):
17,007	AAON, Inc. ^	329,596
5,760	American Woodmark Corp. *	373,651
12,371	Apogee Enterprises, Inc.	552,365
12,288	Gibraltar Industries, Inc. *	225,485
16,609	Griffon Corp. ^	261,924
20,461	PGT, Inc. *	251,261
14,339	Quanex Building Products Corp.	260,540
17,583	Simpson Manufacturing Co., Inc. ^	588,854
8,451	Universal Forest Products, Inc.	487,454

		3,331,130

Capital Markets (1.2%):
8,685	Calamos Asset Management, Inc., Class A	82,334
22,328	Financial Engines, Inc. ^	658,006
11,953	Greenhill & Co., Inc. ^	340,302
14,671	HFF, Inc., Class A	495,293
24,636	Interactive Brokers Group, Inc., Class A ^	972,383
15,447	Investment Technology Group, Inc.	206,063
6,749	Piper Jaffray Cos., Inc. *	244,111
3,045	Virtus Investment Partners, Inc. ^	306,023

		3,304,515

Chemicals (2.3%):
12,394	A. Schulman, Inc.	402,433
10,976	American Vanguard Corp. ^	126,883
13,343	Balchem Corp. ^	810,854
22,372	Calgon Carbon Corp.	348,556
22,791	Flotek Industries, Inc. *^	380,610
9,621	Futurefuel Corp. ^	95,055
21,506	H.B. Fuller Co. ^	729,914
4,006	Hawkins, Inc. ^	154,231
8,373	Innophos Holdings, Inc.	331,906
10,242	Innospec, Inc. ^	476,355
24,162	Intrepid Potash, Inc. *^	133,857
8,790	Koppers Holdings, Inc. ^	177,294

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
13,348	Kraton Performance Polymers, Inc. *	$238,929
8,377	LSB Industries, Inc. *	128,336
13,101	OM Group, Inc.	430,892
5,682	Quaker Chemical Corp. ^	437,969
18,752	Rayonier Advanced Materials, Inc. ^	114,762
7,782	Stepan Co.	323,809
10,432	Tredegar Corp.	136,451

		5,979,096

Commercial Services & Supplies (2.9%):
23,724	ABM Industries, Inc. ^	647,902
20,336	Brady Corp., Class A ^	399,806
20,711	Brink’s Co. (The)	559,404
15,983	Essendant, Inc. ^	518,329
8,449	G&K Services, Inc., Class A ^	562,872
30,318	Healthcare Services Group, Inc. ^	1,021,716
27,918	Interface, Inc.	626,480
13,847	Matthews International Corp., Class A	678,088
19,202	Mobile Mini, Inc. ^	591,230
25,566	Tetra Tech, Inc. ^	621,509
6,475	UniFirst Corp.	691,595
9,244	US Ecology, Inc. ^	403,501
8,306	Viad Corp.	240,791

		7,563,223

Communications Equipment (1.5%):
21,305	ADTRAN, Inc.	311,053
3,735	Bel Fuse, Inc., Class B	72,608
6,413	Black Box Corp.	94,528
15,414	CalAmp Corp. *^	248,011
6,811	Comtech Telecommunications Corp.	140,375
10,417	Digi International, Inc. *	122,816
37,374	Harmonic, Inc. *^	216,769
25,603	Ixia *	370,987
19,953	Lumentum Holdings, Inc. *	338,203
13,604	NETGEAR, Inc. *^	396,829
18,825	ViaSat, Inc. *^	1,210,260
99,765	Viavi Solutions, Inc. *	535,738

		4,058,177

Construction & Engineering (1.2%):
15,284	Aegion Corp. *	251,880
15,909	Comfort Systems USA, Inc.	433,679
14,447	Dycom Industries, Inc. *	1,045,385
26,596	Emcor Group, Inc.	1,176,873
8,886	MYR Group, Inc. *	232,813
11,522	Orion Marine Group, Inc. *	68,902

		3,209,532

Construction Materials (0.2%):
31,314	Headwaters, Inc. *	588,703

Consumer Finance (1.1%):
11,449	Cash America International, Inc. ^	320,229
10,025	Encore Capital Group, Inc. *^	370,925
11,589	Enova International, Inc. *	118,440
21,779	EZCORP, Inc., Class A *^	134,376
11,976	First Cash Financial Services, Inc. *	479,759
20,015	Green Dot Corp., Class A *^	352,264
20,548	PRA Group, Inc. *^	1,087,399
3,750	World Acceptance Corp. *^	100,650

		2,964,042

Containers & Packaging (0.0%):
9,750	Myers Industries, Inc. ^	130,650

Shares		Fair Value
Common Stocks, continued
Distributors (0.8%):
9,797	Core Markt Holdngs Co., Inc.	$641,214
18,141	Pool Corp. ^	1,311,593
7,906	VOXX International Corp. *^	58,663

		2,011,470

Diversified Consumer Services (0.4%):
7,022	American Public Education, Inc. *^	164,666
4,665	Capella Education Co. ^	231,011
28,295	Career Education Corp. *	106,389
17,925	Regis Corp. *	234,818
4,694	Strayer Education, Inc. *^	258,029
8,289	Universal Technical Institute, Inc.	29,094

		1,024,007

Diversified Financial Services (0.6%):
15,918	MarketAxess Holdings, Inc. ^	1,478,464

Diversified Telecommunication Services (0.7%):
37,488	8x8, Inc. *^	310,026
4,579	Atlantic Tele-Network, Inc. ^	338,525
89,159	Cincinnati Bell, Inc. *^	278,176
21,143	Consolidated Communications Holdings, Inc. ^	407,426
12,680	General Communication, Inc., Class A *	218,857
34,357	Iridium Communications, Inc. *^	211,296
9,618	Lumos Networks Corp. ^	116,955

		1,881,261

Electric Utilities (1.1%):
19,311	ALLETE, Inc. ^	975,012
17,154	El Paso Electric Co.	631,610
24,021	UIL Holdings Corp.	1,207,536

		2,814,158

Electrical Equipment (1.0%):
11,007	AZZ, Inc. ^	535,931
8,828	Encore Wire Corp. ^	288,411
19,614	EnerSys	1,050,918
16,915	Franklin Electric Co., Inc. ^	460,595
20,880	General Cable Corp. ^	248,472
3,856	Powell Industries, Inc.	116,066
7,054	Vicor Corp. *	71,951

		2,772,344

Electronic Equipment, Instruments & Components (4.2%):
6,360	Agilysys, Inc. *^	70,723
12,048	Anixter International, Inc. *	696,133
6,140	Badger Meter, Inc. ^	356,488
21,723	Benchmark Electronics, Inc. *^	472,692
17,968	Checkpoint Systems, Inc.	130,268
10,534	Coherent, Inc. *	576,210
13,948	CTS Corp. ^	258,177
15,895	Daktronics, Inc.	137,810
7,343	DTS, Inc. *	196,058
11,946	Electro Scientific Industries, Inc. ^	55,429
12,699	Fabrinet *	232,773
7,375	FARO Technologies, Inc. *^	258,125
22,263	II-VI, Inc. *^	357,989
15,601	Insight Enterprises, Inc. *	403,286
16,212	Itron, Inc. *^	517,325
9,619	Littlelfuse, Inc.	876,772
13,812	Mercury Computer Systems, Inc. *	219,749
16,388	Methode Electronics, Inc., Class A ^	522,777
6,345	MTS Systems Corp. ^	381,398
16,858	Newport Corp. *	231,798
7,809	OSI Systems, Inc. *	600,981
8,665	Park Electrochemical Corp. ^	152,417

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
14,251	Plexus Corp. *^	$549,804
11,910	Rofin-Sinar Technologies, Inc. *^	308,826
7,959	Rogers Corp. *	423,260
34,034	Sanmina Corp. *	727,307
11,684	ScanSource, Inc. *	414,315
12,251	SYNNEX Corp. ^	1,042,071
27,145	TTM Technologies, Inc. *^	169,113

		11,340,074

Energy Equipment & Services (1.4%):
16,744	Basic Energy Services, Inc. *^	55,255
14,834	Bristow Group, Inc. ^	388,057
8,442	CARBO Ceramics, Inc. ^	160,314
8,123	Era Group, Inc. *	121,601
29,370	Exterran Holdings, Inc. ^	528,660
5,605	Geospace Technologies Corp. *^	77,405
5,156	Gulf Island Fabrication, Inc. ^	54,293
11,024	Gulfmark Offshore, Inc., Class A ^	67,357
13,767	Hornbeck Offshore Services, Inc. *^	186,268
56,071	ION Geophysical Corp. *	21,868
11,253	Matrix Service Co. *	252,855
35,862	Newpark Resources, Inc. *	183,613
27,751	Pioneer Energy Services Corp. *	58,277
6,989	SEACOR Holdings, Inc. *^	418,012
15,888	Tesco Corp. ^	113,440
33,870	TETRA Technologies, Inc. *	200,172
20,063	Tidewater, Inc. ^	263,628
21,314	Unit Corp. *^	239,996
22,802	US Silica Holdings, Inc. ^	321,280

		3,712,351

Food & Staples Retailing (0.3%):
11,111	Andersons, Inc. (The) ^	378,441
15,684	SpartanNash Co.	405,431

		783,872

Food Products (1.9%):
24,618	B&G Foods, Inc. ^	897,326
6,262	Calavo Growers, Inc. ^	279,536
13,148	Cal-Maine Foods, Inc. ^	718,012
70,176	Darling International, Inc. *	788,778
11,238	Diamond Foods, Inc. *^	346,805
6,255	J & J Snack Foods Corp.	710,943
8,432	Sanderson Farms, Inc. ^	578,182
2,391	Seneca Foods Corp., Class A *	63,003
22,062	Snyders-Lance, Inc. ^	744,151

		5,126,736

Gas Utilities (2.3%):
18,433	Laclede Group, Inc. (The) ^	1,005,151
36,201	New Jersey Resources Corp. ^	1,087,116
11,609	Northwest Natural Gas Co. ^	532,157
33,601	Piedmont Natural Gas Co., Inc. ^	1,346,392
29,082	South Jersey Industries, Inc.	734,321
19,960	Southwest Gas Corp. ^	1,164,067

		5,869,204

Health Care Equipment & Supplies (4.7%):
9,100	Abaxis, Inc. ^	400,309
16,382	ABIOMED, Inc. *^	1,519,593
5,307	Analogic Corp. ^	435,386
11,125	AngioDynamics, Inc. *^	146,739
6,242	Anika Therapeutics, Inc. *^	198,683
15,148	Cantel Medical Corp. ^	858,892
10,944	CONMED Corp. ^	522,467
10,872	CryoLife, Inc. ^	105,785
11,087	Cyberonics, Inc. *^	673,868

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
9,622	Cynosure, Inc., Class A *	$289,045
10,883	Greatbatch, Inc. *	614,019
21,704	Haemonetics Corp. *	701,473
6,056	ICU Medical, Inc. *	663,132
5,977	Inogen, Inc. *	290,183
12,102	Integra LifeSciences Holdings Corp. *	720,674
12,531	Invacare Corp.	181,324
19,489	Masimo Corp. *^	751,496
17,791	Meridian Bioscience, Inc. ^	304,226
18,691	Merit Medical Systems, Inc. *	446,902
14,027	Natus Medical, Inc. *	553,365
15,800	Neogen Corp. *^	710,842
20,765	NuVasive, Inc. *^	1,001,288
5,524	Surmodics, Inc. *	120,644
7,356	Vascular Solutions, Inc. *	238,408

		12,448,743

Health Care Providers & Services (3.7%):
12,281	Aceto Corp.	337,113
15,186	Air Methods Corp. *^	517,691
3,480	Almost Family, Inc. *	139,374
11,978	Amedisys, Inc. *^	454,805
20,237	AMN Healthcare Services, Inc. *^	607,312
20,522	AmSurg Corp. *^	1,594,764
7,219	Chemed Corp. ^	963,520
4,441	CorVel Corp. *	143,444
13,504	Cross Country Healthcare, Inc. *	183,789
10,047	Ensign Group, Inc. (The) ^	428,304
16,784	ExamWorks Group, Inc. *^	490,764
15,050	Hanger Orthopedic Group, Inc. *^	205,282
14,672	HealthEquity, Inc. *^	433,558
13,261	Healthways, Inc. *^	147,462
7,389	IPC Healthcare, Inc. *	574,051
35,590	Kindred Healthcare, Inc. ^	560,543
4,063	Landauer, Inc. ^	150,290
5,444	LHC Group, Inc. *	243,728
11,447	Magellan Health Services, Inc. *	634,507
12,946	PharMerica Corp. *	368,573
5,551	Providence Service Corp. *	241,913
44,535	Select Medical Holdings Corp. ^	480,533

		9,901,320

Health Care Technology (1.1%):
4,449	Computer Programs & Systems, Inc. ^	187,436
10,272	HealthStream, Inc. *	224,032
37,407	HMS Holdings Corp. *^	328,059
25,328	MedAssets, Inc. *^	508,080
23,406	Medidata Solutions, Inc. *^	985,627
15,247	Omnicell, Inc. *	474,182
18,556	Quality Systems, Inc. ^	231,579

		2,938,995

Hotels, Restaurants & Leisure (3.1%):
444	Biglari Holdings, Inc. *^	162,389
8,883	BJ’s Restaurants, Inc. *^	382,235
9,448	Bob Evans Farms, Inc.	409,571
34,021	Boyd Gaming Corp. *^	554,542
7,195	DineEquity, Inc.	659,494
16,435	Interval Leisure Group, Inc. ^	301,747
7,974	Marcus Corp.	154,217
11,635	Marriott Vacations Worldwide Corp. ^	792,809
4,365	Monarch Casino & Resort, Inc. *	78,439
12,318	Papa John’s International, Inc. ^	843,537
25,846	Pinnacle Entertainment, Inc. *	874,629

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
9,668	Popeyes Louisiana Kitchen, Inc. *^	$544,888
5,990	Red Robin Gourmet Burgers *^	453,683
26,135	Ruby Tuesday, Inc. *	162,298
14,532	Ruth’s Hospitality Group, Inc. ^	236,000
21,154	Scientific Games Corp., Class A *^	221,059
21,984	Sonic Corp.	504,533
26,626	Texas Roadhouse, Inc. ^	990,486

		8,326,556

Household Durables (2.0%):
11,125	Ethan Allen Interiors, Inc.	293,811
12,104	Helen of Troy, Ltd. *	1,080,887
12,751	iRobot Corp. *^	371,564
21,471	La-Z-Boy, Inc. ^	570,270
10,387	M/I Homes, Inc. *^	244,925
15,726	Meritage Corp. *^	574,314
62,432	Standard Pacific Corp. *^	499,456
19,958	The Ryland Group, Inc. ^	814,885
16,280	TopBuild Corp. *	504,192
6,451	Universal Electronics, Inc. *	271,136

		5,225,440

Household Products (0.3%):
14,325	Central Garden & Pet Co., Class A *	230,776
3,300	Central Garden & Pet Co. *	51,051
5,693	WD-40 Co.	507,075

		788,902

Insurance (2.8%):
34,422	American Equity Investment Life Holding Co. ^	802,377
8,125	Amerisafe, Inc.	404,056
7,161	eHealth, Inc. *^	91,732
13,735	Employers Holdings, Inc.	306,153
4,021	HCI Group, Inc. ^	155,894
17,428	Horace Mann Educators Corp. ^	578,958
4,877	Infinity Property & Casualty Corp.	392,794
4,702	Navigators Group, Inc. *	366,662
22,978	ProAssurance Corp. ^	1,127,530
16,066	RLI Corp. ^	860,013
5,985	Safety Insurance Group, Inc.	324,088
24,301	Selective Insurance Group, Inc.	754,789
9,467	Stewart Information Services Corp. ^	387,295
8,845	United Fire Group, Inc.	310,017
7,625	United Insurance Holdings Co. ^	100,269
13,913	Universal Insurance Holdings, Inc. ^	410,990

		7,373,617

Internet & Catalog Retail (0.3%):
4,919	Blue Nile, Inc. *^	164,983
7,941	FTD Cos., Inc. *^	236,642
12,327	Nutri/System, Inc. ^	326,912
8,650	PetMed Express, Inc. ^	139,265

		867,802

Internet Software & Services (1.9%):
17,532	Blucora, Inc. *^	241,416
13,833	comScore, Inc. *^	638,393
13,643	Constant Contact, Inc. *^	330,706
18,387	DHI Group, Inc. *^	134,409
19,547	j2 Global, Inc. ^	1,384,906
10,306	Liquidity Services, Inc. *^	76,161
21,141	LivePerson, Inc. *^	159,826
10,514	LogMeIn, Inc. *	716,634
39,057	Monster Worldwide, Inc. *^	250,746
26,041	NIC, Inc.	461,186
14,975	QuinStreet, Inc. *	83,111

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
6,314	Stamps.com, Inc. *	$467,299
10,095	XO Group, Inc. *	142,642

		5,087,435

IT Services (2.0%):
10,225	CACI International, Inc., Class A *	756,343
18,925	Cardtronics, Inc. *^	618,848
28,729	CIBER, Inc. *^	91,358
13,683	CSG Systems International, Inc. ^	421,436
13,924	Exlservice Holdings, Inc. *	514,213
4,109	Forrester Research, Inc.	129,187
15,535	Heartland Payment Systems, Inc. ^	978,859
10,021	ManTech International Corp., Class A ^	257,540
15,069	Perficient, Inc. *	232,515
16,535	Sykes Enterprises, Inc. *	421,643
6,769	TeleTech Holdings, Inc.	181,342
11,342	Virtusa Corp. *	581,958

		5,185,242

Leisure Products (0.3%):
5,501	Arctic Cat, Inc. ^	122,012
33,464	Callaway Golf Co.	279,424
7,963	Sturm, Ruger & Co., Inc. ^	467,349

		868,785

Life Sciences Tools & Services (0.5%):
33,798	Affymetrix, Inc. *^	288,635
11,429	Albany Molecular Research, Inc. *^	199,093
13,360	Cambrex Corp. *^	530,125
16,304	Luminex Corp. *^	275,701

		1,293,554

Machinery (3.3%):
25,297	Actuant Corp., Class A ^	465,212
12,128	Albany International Corp., Class A	346,982
7,880	Astec Industries, Inc.	264,059
21,687	Barnes Group, Inc.	781,815
18,652	Briggs & Stratton Corp. ^	360,170
12,906	Chart Industries, Inc. *^	247,924
6,976	CIRCOR International, Inc. ^	279,877
9,300	EnPro Industries, Inc. ^	364,281
11,093	ESCO Technologies, Inc. ^	398,239
26,501	Federal Signal Corp. ^	363,329
33,908	Harsco Corp. ^	307,546
26,583	Hillenbrand, Inc. ^	691,424
12,294	John Bean Technologies Corp.	470,246
4,874	Lindsay Corp. ^	330,408
7,198	Lydall, Inc. *^	205,071
23,950	Mueller Industries, Inc.	708,440
17,468	SPX Corp.	208,219
17,468	SPX FLOW, Inc. *	601,423
5,377	Standex International Corp.	405,157
7,728	Tennant Co. ^	434,159
18,519	Titan International, Inc. ^	122,411
11,925	Watts Water Technologies, Inc., Class A ^	629,879

		8,986,271

Marine (0.3%):
18,466	Matson, Inc. ^	710,756

Media (0.6%):
22,750	E.W. Scripps Co. (The), Class A ^	401,993
48,828	Gannett Co., Inc.	719,236
18,800	Harte-Hanks, Inc. ^	66,364
10,970	Scholastic Corp. ^	427,391
7,992	Sizmek, Inc. *	47,872

		1,662,856

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining (1.0%):
76,764	AK Steel Holding Corp. *^	$185,001
20,899	Century Aluminum Co. *^	96,135
27,360	Globe Specialty Metals, Inc.	331,877
5,164	Haynes International, Inc.	195,406
7,254	Kaiser Aluminum Corp. ^	582,133
8,419	Materion Corp. ^	252,738
3,638	Olympic Steel, Inc. ^	36,198
51,414	Stillwater Mining Co. *^	531,107
27,602	SunCoke Energy, Inc.	214,744
16,273	TimkenSteel Corp. ^	164,683

		2,590,022

Multiline Retail (0.1%):
14,723	Fred’s, Inc. ^	174,468
18,559	Tuesday Morning Corp. *	100,404

		274,872

Multi-Utilities (0.7%):
26,328	Avista Corp. ^	875,406
20,081	NorthWestern Corp. ^	1,080,960

		1,956,366

Oil, Gas & Consumable Fuels (1.1%):
15,614	Approach Resources, Inc. *	29,198
21,723	Bill Barrett Corp. *^	71,686
17,531	Bonanza Creek Energy, Inc. *^	71,351
20,485	Carrizo Oil & Gas, Inc. *^	625,612
26,479	Cloud Peak Energy, Inc. *^	69,640
7,192	Contango Oil & Gas Co. *^	54,659
15,208	Green Plains Renewable Energy, Inc. ^	295,948
22,139	Northern Oil & Gas, Inc. *^	97,854
16,987	PDC Energy, Inc. *^	900,481
31,368	Penn Virginia Corp. *^	16,625
2,528	REX American Resources Corp. *^	127,967
20,503	Rex Energy Corp. *^	42,441
24,631	Stone Energy Corp. *^	122,170
40,566	Synergy Resources Corp. *^	397,547

		2,923,179

Paper & Forest Products (1.1%):
16,638	Boise Cascade Co. *	419,610
8,095	Clearwater Paper Corp. *	382,408
4,681	Deltic Timber Corp. ^	279,971
36,239	KapStone Paper & Packaging Corp.	598,305
7,067	Neenah Paper, Inc.	411,865
18,315	P.H. Glatfelter Co. ^	315,384
12,897	Schweitzer-Mauduit International, Inc.	443,399
17,477	Wausau Paper Corp. ^	111,853

		2,962,795

Personal Products (0.1%):
7,181	Inter Parfums, Inc.	178,161
4,113	Medifast, Inc. *^	110,475

		288,636

Pharmaceuticals (2.0%):
3,227	ANI Pharmaceuticals, Inc. *^	127,499
25,644	DepoMed, Inc. *^	483,389
28,807	Impax Laboratories, Inc. *	1,014,294
11,836	Lannett Co., Inc. *^	491,431
28,328	Medicines Co. (The) *^	1,075,331
56,050	Nektar Therapeutics *^	614,308
22,387	Prestige Brands Holdings, Inc. *	1,010,997
10,117	Sagent Pharmaceuticals, Inc. *	155,094

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
14,371	Supernus Pharmaceuticals, Inc. *	$201,625

		5,173,968

Professional Services (1.6%):
5,612	CDI Corp.	47,983
10,854	Exponent, Inc. ^	483,654
7,164	Heidrick & Struggles International, Inc.	139,340
7,996	Insperity, Inc. ^	351,264
12,051	Kelly Services, Inc., Class A	170,401
21,863	Korn/Ferry International	723,009
20,124	Navigant Consulting, Inc. *	320,173
20,073	On Assignment, Inc. *	740,694
15,590	Resources Connection, Inc.	234,941
17,810	Trueblue, Inc. *	400,191
15,194	Wageworks, Inc. *^	684,946

		4,296,596

Real Estate Investment Trusts (REITs) (7.8%):
29,282	Acadia Realty Trust ^	880,510
7,358	Agree Realty Corp.	219,636
15,449	American Assets Trust, Inc.	631,246
41,528	Capstead Mortgage Corp. ^	410,712
20,276	CareTrust REIT, Inc.	230,133
31,284	Cedar Shopping Centers, Inc. ^	194,274
25,369	Chesapeake Lodging Trust ^	661,116
11,214	Coresite Realty Corp. ^	576,848
87,637	Cousins Properties, Inc.	808,013
85,691	DiamondRock Hospitality, Co. ^	946,886
13,724	EastGroup Properties, Inc. ^	743,566
20,766	Education Realty Trust, Inc.	684,240
24,549	EPR Properties ^	1,265,991
37,306	Franklin Street Properties Corp. ^	401,040
31,657	Geo Group, Inc. (The)	941,479
10,705	Getty Realty Corp. ^	169,139
30,376	Government Properties Income Trust ^	486,016
42,823	Healthcare Realty Trust, Inc.	1,064,152
38,010	Inland Real Estate Corp.	307,881
35,465	Kite Realty Group Trust	844,422
90,273	Lexington Realty Trust	731,211
15,176	LTC Properties, Inc. ^	647,560
99,953	Medical Properties Trust, Inc. ^	1,105,480
34,627	Parkway Properties, Inc. ^	538,796
29,445	Pennsylvania Real Estate Investment Trust ^	583,894
23,333	Post Properties, Inc.	1,360,080
8,282	PS Business Parks, Inc. ^	657,425
41,744	Retail Opportunity Investments Corp.	690,446
27,412	Sabra Health Care REIT, Inc. ^	635,410
4,779	Saul Centers, Inc.	247,313
36,793	Summit Hotel Properties, Inc. ^	429,374
5,169	Universal Health Realty Income Trust	242,633
11,098	Urstadt Biddle Properties, Inc., Class A	207,977

		20,544,899

Real Estate Management & Development (0.1%):
14,210	Forestar Group, Inc. *^	186,862

Road & Rail (0.9%):
10,318	ArcBest Corp.	265,895
11,715	Celadon Group, Inc.	187,674
26,459	Heartland Express, Inc. ^	527,592
26,482	Knight Transportation, Inc. ^	635,568
10,151	Marten Transport, Ltd.	164,142

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
12,776	Roadrunner Transportation System, Inc. *	$235,078
10,590	Saia, Inc. *^	327,761

		2,343,710

Semiconductors & Semiconductor Equipment (3.3%):
17,326	Advanced Energy Industries, Inc. *^	455,674
28,237	Brooks Automation, Inc. ^	330,655
10,363	Cabot Microelectronics Corp. *	401,463
8,720	CEVA, Inc. *	161,930
26,994	Cirrus Logic, Inc. *^	850,581
10,340	Cohu, Inc. ^	101,952
16,388	Diodes, Inc. *	350,212
9,220	DSP Group, Inc. *	83,994
20,172	Exar Corp. *^	120,023
26,101	Kopin Corp. *^	81,957
30,943	Kulicke & Soffa Industries, Inc. *	284,057
40,395	Microsemi Corp. *	1,325,764
22,622	MKS Instruments, Inc. ^	758,516
15,448	Monolithic Power Systems, Inc.	790,938
10,253	Nanometrics, Inc. *	124,471
8,378	Pericom Semiconductor Corp.	152,899
12,357	Power Integrations, Inc. ^	521,095
13,464	Rudolph Technologies, Inc. *^	167,627
28,180	Semtech Corp. *^	425,518
20,745	Tessera Technologies, Inc.	672,345
11,667	Ultratech, Inc. *	186,905
17,323	Veeco Instruments, Inc. *^	355,295

		8,703,871

Software (2.3%):
19,804	Blackbaud, Inc. ^	1,111,400
16,434	Bottomline Technologies, Inc. *	411,014
11,372	Ebix, Inc. ^	283,845
13,442	EPIQ Systems, Inc.	173,671
2,482	eplus, Inc. *	196,252
7,362	Interactive Intelligence Group *^	218,725
3,949	MicroStrategy, Inc., Class A *	775,860
16,789	Monotype Imaging Holdings, Inc. ^	366,336
21,150	Progress Software Corp. *^	546,305
16,706	Synchronoss Technologies, Inc. *^	547,957
36,191	Take-Two Interactive Software, Inc. *^	1,039,767
15,578	Tangoe, Inc. *	112,162
12,612	VASCO Data Security International, Inc. *^	214,908

		5,998,202

Specialty Retail (4.3%):
16,620	Barnes & Noble Education, Inc. *^	211,240
26,289	Barnes & Noble, Inc.	318,360
7,760	Big 5 Sporting Goods Corp.	80,549
18,560	Caleres, Inc. ^	566,637
11,182	Cato Corp. ^	380,523
8,685	Children’s Place Retail Stores, Inc. (The) ^	500,864
2,035	Christopher & Banks Corp. *^	2,259
31,495	Express, Inc. *^	562,816
19,168	Finish Line, Inc. (The), Class A	369,942
18,142	Francesca’s Holdings Corp. *	221,877
10,234	Genesco, Inc. *	584,054
9,720	Group 1 Automotive, Inc.	827,658
8,668	Haverty Furniture Cos., Inc.	203,525
10,510	Hibbett Sports, Inc. *^	367,955
6,622	Kirkland’s, Inc.	142,638
10,044	Lithia Motors, Inc., Class A ^	1,085,856

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
11,715	Lumber Liquidators Holdings, Inc. *^	$153,935
10,905	MarineMax, Inc. *	154,088
20,588	Men’s Wearhouse, Inc. (The) ^	875,402
13,535	Monro Muffler Brake, Inc. ^	914,289
7,749	Outerwall, Inc. ^	441,151
22,863	Pep Boys—Manny, Moe & Jack *	278,700
21,851	Select Comfort Corp. *^	478,100
13,914	Sonic Automotive, Inc., Class A ^	284,124
13,852	Stage Store, Inc. ^	136,304
11,989	Stein Mart, Inc.	116,054
12,065	The Buckle, Inc. ^	446,043
12,657	Vitamin Shoppe, Inc. *^	413,124
9,345	Zumiez, Inc. *^	146,062

		11,264,129

Technology Hardware, Storage & Peripherals (0.6%):
20,043	Electronics for Imaging, Inc. *^	867,461
37,199	QLogic Corp. *	381,290
15,481	Super Micro Computer, Inc. *^	422,012

		1,670,763

Textiles, Apparel & Luxury Goods (1.7%):
31,614	Crocs, Inc. *^	408,611
16,798	G-III Apparel Group, Ltd. *	1,035,765
20,425	Iconix Brand Group, Inc. *	276,146
7,028	Movado Group, Inc. ^	181,533
6,176	Oxford Industries, Inc.	456,283
4,779	Perry Ellis International, Inc. *	104,947
24,013	Steven Madden, Ltd. *^	879,356
6,225	Unifi, Inc. *	185,567
43,631	Wolverine World Wide, Inc. ^	944,175

		4,472,383

Thrifts & Mortgage Finance (1.7%):
38,849	Astoria Financial Corp. ^	625,469
18,079	Bank Mutual Corp.	138,847
6,092	BofI Holding, Inc. *^	784,831
30,011	Brookline Bancorp, Inc.	304,312
13,138	Dime Community Bancshares	222,032
2,851	LendingTree, Inc. *^	265,229
19,836	Northfield Bancorp, Inc. ^	301,706
43,519	Northwest Bancshares, Inc. ^	565,747
16,121	Oritani Financial Corp.	251,810
25,050	Provident Financial Services, Inc. ^	488,475
40,470	TrustCo Bank Corp. ^	236,345
11,449	Wawlker & Dunlop, Inc. *^	298,590

		4,483,393

Tobacco (0.2%):
9,608	Universal Corp. ^	476,269

Trading Companies & Distributors (0.5%):
16,766	Applied Industrial Technologies, Inc. ^	639,624
5,337	Dxp Enterprises, Inc. *^	145,593
11,398	Kaman Corp., Class A ^	408,618
3,409	Veritiv Corp. *^	126,951

		1,320,786

Water Utilities (0.2%):
15,840	American States Water Co. ^	655,776

Wireless Telecommunication Services (0.1%):
9,301	Spok Holdings, Inc.	153,094

Total Common Stocks (Cost $190,331,393)		262,799,635

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Right (0.0%):
Technology Hardware, Storage & Peripherals (0.0%):
10,537	Gerber Scientific, Inc. , Expires on 12/31/15*	$—

Total Right (Cost $–)		—

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (28.7%):
$75,955,240	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	75,955,240

Total Securities Held as Collateral for Securities on Loan (Cost $75,955,240)		75,955,240

Unaffiliated Investment Company (0.7%):
1,737,643	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	1,737,643

Total Unaffiliated Investment Company (Cost $1,737,643)		1,737,643

Total Investment Securities (Cost $268,024,276)(c)—128.5%		340,492,518
Net other assets (liabilities)—(28.5)%		(75,604,578)

Net Assets—100.0%		$264,887,940

Percentages indicated are based on net assets as of September 30, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $75,035,659.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(b)	The rate represents the effective yield at September 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round less than $1.

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Cash of $129,600 has been segregated to cover margin requirements for the following open contracts as of September 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index December Futures	Long	12/18/15	20	$2,191,800	$(57,825)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (62.9%):
Aerospace & Defense (0.7%):
55,300	Boeing Co. (The)	$7,241,535

Auto Components (1.7%):
417,100	Johnson Controls, Inc.	17,251,256

Beverages (1.1%):
95,000	PepsiCo, Inc.	8,958,500
28,244	SABMiller plc	1,600,216

		10,558,716

Capital Markets (3.9%):
30,700	Affiliated Managers Group, Inc. *	5,249,393
742,700	Bank of New York Mellon Corp. (The)	29,076,705
17,500	BlackRock, Inc., Class A	5,205,725

		39,531,823

Chemicals (1.0%):
133,600	Cytec Industries, Inc.	9,866,360

Commercial Services & Supplies (1.3%):
394,100	Tyco International plc	13,186,586

Communications Equipment (0.9%):
270,218	NetScout Systems, Inc. *	9,557,611

Electric Utilities (2.0%):
367,800	FirstEnergy Corp. ^	11,515,818
247,300	Xcel Energy, Inc. ^	8,756,893

		20,272,711

Electrical Equipment (1.7%):
273,700	AMETEK, Inc. ^	14,319,984
77,400	Sensata Technologies Holding NV *	3,431,916

		17,751,900

Electronic Equipment, Instruments & Components (0.3%):
51,300	TE Connectivity, Ltd.	3,072,357

Food & Staples Retailing (0.8%):
90,200	CVS Health Corp.	8,702,496

Food Products (0.9%):
45,700	General Mills, Inc.	2,565,141
31,000	Kraft Heinz Co. (The)	2,187,980
115,200	Mondelez International, Inc., Class A	4,823,424

		9,576,545

Health Care Equipment & Supplies (3.4%):
294,400	Abbott Laboratories	11,840,768
175,497	Becton, Dickinson & Co. ^	23,281,432

		35,122,200

Health Care Providers & Services (3.4%):
132,000	Aetna, Inc.	14,442,120
83,200	Anthem, Inc.	11,648,000
11,000	Henry Schein, Inc. *^	1,459,920
67,300	UnitedHealth Group, Inc.	7,807,473

		35,357,513

Hotels, Restaurants & Leisure (0.4%):
315,303	Compass Group plc	5,032,989

Industrial Conglomerates (4.8%):
470,434	Danaher Corp.	40,085,681
56,600	Roper Industries, Inc.	8,869,220

		48,954,901

Insurance (4.1%):
790,900	Marsh & McLennan Cos., Inc. ^	41,300,798
14,700	Willis Group Holdings plc	602,259

		41,903,057

Shares		Fair Value
Common Stocks, continued
Internet Software & Services (0.8%):
10,930	Google, Inc., Class C *	$6,650,031
3,100	Google, Inc., Class A *	1,978,947

		8,628,978

IT Services (4.0%):
365,900	Fiserv, Inc. *^	31,690,599
141,800	Visa, Inc., Class A ^	9,877,788

		41,568,387

Life Sciences Tools & Services (3.8%):
225,300	PerkinElmer, Inc.	10,354,788
230,300	Thermo Fisher Scientific, Inc.	28,161,084

		38,515,872

Machinery (1.3%):
80,600	IDEX Corp. ^	5,746,780
143,300	Pentair plc ^	7,314,032

		13,060,812

Media (0.6%):
12,190	Liberty Global plc, A *	410,681
13,005	Liberty Global plc, C *	445,291
39,500	Liberty Global plc, Class A *	1,696,130
88,000	Liberty Global plc, Series C *	3,609,760

		6,161,862

Multi-Utilities (2.2%):
432,700	PG&E Corp.	22,846,560

Oil, Gas & Consumable Fuels (1.3%):
687,800	Canadian Natural Resources, Ltd. ^	13,377,710

Paper & Forest Products (0.0%):
488,000	Sino-Forest Corp. #*(a)	—

Pharmaceuticals (4.8%):
86,274	Allergan plc *	23,450,137
61,200	Eli Lilly & Co.	5,121,828
382,300	Pfizer, Inc.	12,008,043
217,500	Zoetis, Inc.	8,956,650

		49,536,658

Professional Services (0.5%):
44,400	IHS, Inc., Class A *	5,150,400

Real Estate Investment Trusts (REITs) (3.1%):
234,100	American Tower Corp.	20,596,118
10,400	Crown Castle International Corp.	820,248
340,113	Iron Mountain, Inc.	10,550,305

		31,966,671

Semiconductors & Semiconductor Equipment (0.3%):
61,600	Texas Instruments, Inc.	3,050,432

Software (2.1%):
398,600	Microsoft Corp.	17,642,036
56,300	SS&C Technologies Holdings, Inc.	3,943,252

		21,585,288

Specialty Retail (3.7%):
40,000	AutoZone, Inc. *	28,953,200
109,000	Lowe’s Cos., Inc.	7,512,280
5,300	O’Reilly Automotive, Inc. *	1,325,000

		37,790,480

Tobacco (1.5%):
114,900	Altria Group, Inc.	6,250,560
111,600	Philip Morris International, Inc.	8,853,228

		15,103,788

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (0.5%):
49,600	SBA Communications Corp., Class A *	$5,195,104

Total Common Stocks (Cost $632,565,576)		646,479,558

Preferred Stocks (1.9%):
Banks (0.1%):
9,874	U.S. Bancorp, Series F, 6.50%	283,581
25,000	U.S. Bancorp, Series G, 6.00%	658,250

		941,831

Capital Markets (0.2%):
50,000	Charles Schwab Corp., Series C, 6.00%	1,258,500
21,000	State Street Corp., 6.00%	530,250

		1,788,750

Electric Utilities (0.4%):
150,000	SCE Trust IV, Series J, 5.38%,	3,862,500

Pharmaceuticals (1.2%):
13,333	Allergan plc, Series A, 5.50% 3/01/18	12,579,152

Total Preferred Stocks (Cost $19,984,501)		19,172,233

Convertible Preferred Stocks (0.9%):
Electric Utilities (0.1%):
16,700	SCE Trust I, Perpetual Bond, 5.63%	409,484
2,930	SCE Trust II, Perpetual Bond, 5.10%	69,060
32,472	SCE Trust III, Perpetual Bond, 5.75%	874,796

		1,353,340

Real Estate Investment Trusts (REITs) (0.6%):
58,771	American Tower Corp., 5.50%	5,655,533

Wireless Telecommunication Services (0.2%):
33,999	T-Mobile US, Inc., Series A, 5.50%	2,347,971

Total Convertible Preferred Stocks (Cost $8,873,002)		9,356,844

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.1%):
383,075	DB Master Finance LLC, Class A2I, Series 2015-1A, 3.26%, 2/20/45(b)	385,390

960,000	Wendys Funding LLC, Class A2I, Series 2015-1A, 3.37%, 6/15/45(b)	964,715

Total Asset Backed Securities (Cost $1,343,075)		1,350,105

Convertible Bond (0.1%):
Internet & Catalog Retail (0.1%):
$662,000	Priceline Group, Inc. (The), 0.35%, 6/15/20^	777,436

Total Convertible Bond (Cost $716,772)		777,436

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (21.4%):
Aerospace & Defense (0.0%):
$200,000	Moog, Inc., 5.25%, 12/1/22, Callable 12/1/17 @ 104(b)	$200,000

Airlines (0.1%):
556,324	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	620,301

Banks (0.3%):
3,355,000	JPMorgan Chase & Co., Series Z, 5.30%, 12/31/49, Callable 5/1/20 @ 100^(c)	3,296,288

Beverages (0.0%):
450,000	PepsiCo, Inc., 1.25%, 4/30/18^	449,618

Capital Markets (0.9%):
1,825,000	Bank of New York Mellon Corp. (The), Series E, 4.95%, 12/29/49, Callable 6/20/20 @ 100(c)	1,797,625
1,625,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	1,728,329
1,975,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19^	1,959,310
1,800,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	1,781,552
1,535,000	State Street Corp., Series F, 5.25%, 12/31/49, Callable 9/15/20 @ 100(c)	1,535,000

		8,801,816

Chemicals (0.4%):
905,000	Cytec Industries, Inc., 3.95%, 5/1/25, Callable 2/1/25 @ 100	890,293
1,783,602	Kronos, Inc., 4.50%, 10/30/19(c)	1,775,237
1,249,020	Kronos, Inc., 9.75%, 4/30/20(c)	1,270,104
635,000	Valspar Corp. (The), 3.95%, 1/15/26, Callable 10/15/25 @ 100	648,353

		4,583,987

Communications Equipment (0.0%):
365,000	Harris Corp., 2.00%, 4/27/18	363,672

Consumer Finance (1.4%):
850,000	American Honda Finance Corp., 0.95%, 5/5/17	848,455
625,000	Caterpillar Financial Services Corp., Series MTNG, 1.25%, 11/6/17, MTN	624,384
970,000	Caterpillar Financial Services Corp., 2.25%, 12/1/19, MTN	973,592
250,000	Ford Motor Credit Co. LLC, 4.25%, 2/3/17	258,337
2,110,000	Ford Motor Credit Co. LLC, 0.96%, 3/27/17(c)	2,080,291
3,765,000	Ford Motor Credit Co. LLC, 1.46%, 3/27/17	3,743,555
500,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	539,779
1,600,000	Ford Motor Credit Co. LLC, 0.85%, 9/8/17(c)	1,567,595
2,000,000	Ford Motor Credit Co. LLC, 0.90%, 12/6/17(c)	1,975,802

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$975,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17^	$968,470
960,000	Ford Motor Credit Co. LLC, 2.15%, 1/9/18^	956,733

		14,536,993

Diversified Financial Services (0.5%):
50,000	CNH Industrial Capital LLC, 3.88%, 11/1/15	49,875
2,475,000	CNH Industrial Capital LLC, 6.25%, 11/1/16^	2,521,406
1,100,000	CNH Industrial Capital LLC, 3.25%, 2/1/17^	1,079,375
1,075,000	CNH Industrial Capital LLC, 3.63%, 4/15/18^	1,044,771
310,000	National Rural Utilities Cooperative Finance Corp., 0.95%, 4/24/17	309,554

		5,004,981

Diversified Telecommunication Services (1.6%):
1,350,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 6/1/20, Callable 12/1/15 @ 104	1,402,313
13,600,000	Intelsat Jackson Holding SA, 3.75%, 6/30/19(c)	13,215,799
1,964,824	Telesat Canada, 3.50%, 3/28/19(c)	1,945,785

		16,563,897

Electric Utilities (0.0%):
253,960	Texas Competitive Electric Holdings Co. LLC, 3.75%, 5/5/16(c)	253,960

Electronic Equipment, Instruments & Components (0.0%):
210,000	Amphenol Corp., 1.55%, 9/15/17	210,141

Food & Staples Retailing (0.5%):
1,940,000	CVS Health Corp., 3.88%, 7/20/25, Callable 4/20/25 @ 100	1,999,768
3,075,000	Rite Aid Corp., 9.25%, 3/15/20, Callable 3/15/16 @ 105	3,267,187

		5,266,955

Food Products (0.7%):
250,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 6/1/16 @ 103.47^	240,625
500,000	DE Master Blenders, 4.25%, 7/2/21	558,592
2,975,000	DE Master Blenders, 4.25%, 7/2/21	2,970,360
305,000	Hershey Co. (The), 3.20%, 8/21/25, Callable 5/21/25 @ 100	310,242
1,601,860	Pinnacle Foods Finance LLC, 3.00%, 4/29/20(c)	1,596,429
1,416,250	Pinnacle Foods Finance LLC, 3.00%, 4/29/20(c)	1,411,194

		7,087,442

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Gas Utilities (0.2%):
$75,000	Amerigas Finance Corp. LLC, 6.75%, 5/20/20, Callable 5/20/16 @ 103^	$75,938
525,000	Amerigas Finance Corp. LLC, 7.00%, 5/20/22, Callable 5/20/17 @ 104	538,125
950,000	Southern Calif Gas Co., 3.20%, 6/15/25, Callable 3/15/25 @ 100	968,529

		1,582,592

Health Care Equipment & Supplies (0.6%):
2,650,000	Becton, Dickinson & Co., 1.80%, 12/15/17	2,661,615
1,130,000	Becton, Dickinson & Co., 2.68%, 12/15/19	1,142,639
1,650,000	Medtronic plc, 1.50%, 3/15/18	1,643,387
795,000	Medtronic plc, 2.50%, 3/15/20^	805,708

		6,253,349

Health Care Providers & Services (3.1%):
771,000	Centene Corp., 5.75%, 6/1/17	803,768
800,000	Community Health Systems, Inc., 5.13%, 8/15/18, Callable 11/16/15 @ 102.56	818,000
1,175,000	Community Health Systems, Inc., 7.13%, 7/15/20, Callable 7/15/16 @ 104^	1,222,000
400,000	Community Health Systems, Inc., 5.13%, 8/1/21, Callable 2/1/17 @ 103.84^	407,000
3,829,834	DaVita Healthcare Partners, Inc., 3.50%, 6/24/21(c)	3,819,455
1,350,000	DaVita Healthcare Partners, Inc., 5.00%, 5/1/25, Callable 5/1/20 @ 102.5	1,296,000
4,200,000	DaVita HealthCare Partners, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 103	4,124,399
5,425,000	DaVita, Inc., 5.75%, 8/15/22, Callable 8/15/17 @ 103	5,641,999
1,417,000	Fresenius Medical Care, 5.63%, 7/31/19(b)	1,512,648
725,000	Fresenius Medical Care, 5.88%, 1/31/22(b)	777,563
6,992,019	HCA, Inc., 2.95%, 3/31/17(c)	6,983,278
875,000	HCA, Inc., 8.00%, 10/1/18^	988,663
675,000	HCA, Inc., 6.50%, 2/15/20	735,750
350,000	Omnicare, Inc., 5.00%, 12/1/24, Callable 9/1/24 @ 100	379,750
470,000	UnitedHealth Group, Inc., 1.40%, 12/15/17	469,517
600,000	WellCare Health Plans, Inc., 5.75%, 11/15/20, Callable 11/15/16 @ 103^	624,000

		30,603,790

Health Care Technology (0.0%):
325,000	IMS Health, Inc., 6.00%, 11/1/20, Callable 11/1/15 @ 103^(b)	333,125

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure (0.4%):
$400,000	Cedar Fair LP, 5.25%, 3/15/21, Callable 3/15/16 @ 104	$405,000
1,120,833	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(c)	1,117,090
2,150,000	Hilton Worldwide Finance LLC, 5.63%, 10/15/21, Callable 10/15/16 @ 103	2,219,875
500,000	Peninsula Gaming LLC, 0.00%, 11/20/17(c)	499,375
75,000	Six Flags Entertainment Corp., 5.25%, 1/15/21, Callable 1/15/16 @ 103.94(b)	75,000

		4,316,340

Industrial Conglomerates (0.1%):
710,000	Danaher Corp., 3.35%, 9/15/25, Callable 6/15/25 @ 100^	724,251

Insurance (0.1%):
740,000	Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100	745,325
300,000	Marsh & McLennan Cos., Inc., 3.75%, 3/14/26, Callable 12/14/25 @ 100	301,657

		1,046,982

Internet & Catalog Retail (0.2%):
1,805,000	Amazon.com, Inc., 2.60%, 12/5/19, Callable 11/5/19 @ 100^	1,849,655
650,000	Amazon.com, Inc., 3.80%, 12/5/24, Callable 9/5/24 @ 100^	665,356

		2,515,011

IT Services (0.2%):
250,000	First Data Corp., 3.69%, 3/24/18(c)	248,125
1,660,000	Fiserv, Inc., 2.70%, 6/1/20, Callable 5/1/20 @ 100^	1,673,081

		1,921,206

Machinery (0.1%):
125,000	Case New Holland, Inc., 7.88%, 12/1/17	131,875
550,000	Xylem, Inc., 3.55%, 9/20/16	561,480

		693,355

media (0.1%):
1,000,000	CCO Safari II LLC, 3.58%, 7/23/20, Callable 6/23/20 @ 100(b)	992,634

Media (2.0%):
600,000	Cablevision Systems Corp., 7.75%, 4/15/18^	600,000
1,400,000	Cequel Communications Holdings I LLC, 6.38%, 9/15/20, Callable 9/15/20 @ 104.78^(b)	1,317,750
498,728	Charter Communications Operating LLC, 0.00%, 7/1/20(c)	490,997

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$650,000	Charter Communications Operating LLC, 3.00%, 1/3/21(c)	$641,225
250,000	Dish DBS Corp., 4.63%, 7/15/17^	249,538
2,500,000	Echostar DBS Corp., 7.13%, 2/1/16^	2,518,750
250,000	Lamar Media Corp., 5.88%, 2/1/22, Callable 2/1/17 @ 102.94	259,688
270,000	Lamar Media Corp., 5.00%, 5/1/23, Callable 5/1/18 @ 103^	265,950
74,410	Univision Communications, Inc., 4.00%, 3/1/20(c)	73,666
1,600,000	Univision Communications, Inc., 8.50%, 5/15/21, Callable 5/15/21 @ 104(b)	1,664,000
4,709,000	Univision Communications, Inc., 6.75%, 9/15/22, Callable 9/15/17 @ 103.38(b)	4,873,815
1,700,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56^(b)	1,615,000
6,300,000	UPC Financing Partnership, 3.25%, 6/30/21(c)	6,174,000

		20,744,379

Multi-Utilities (0.2%):
725,000	Berkshire Hathaway Energy Co., 2.40%, 2/1/20, Callable 1/1/20 @ 100	727,593
750,000	Berkshire Hathaway Energy Co., 3.50%, 2/1/25, Callable 11/1/24 @ 100	754,200
450,000	CMS Energy Corp., 8.75%, 6/15/19	553,346

		2,035,139

Oil, Gas & Consumable Fuels (4.6%):
300,000	Chesapeake Energy Corp., 3.25%, 3/15/16, Callable 11/6/15 @ 100^	294,060
1,435,000	Chevron Corp., 1.37%, 3/2/18	1,436,299
170,000	Chevron Corp., 0.50%, 3/2/18(c)	168,969
4,125,000	Concho Resources, Inc., 7.00%, 1/15/21, Callable 1/15/16 @ 104^	4,207,500
1,625,000	Concho Resources, Inc., 6.50%, 1/15/22, Callable 1/15/17 @ 103	1,600,625
550,000	Concho Resources, Inc., 5.50%, 10/1/22, Callable 10/1/17 @ 103^	523,875
1,375,000	Concho Resources, Inc., 5.50%, 4/1/23, Callable 10/1/17 @ 103	1,309,688
750,000	Diamondback Energy, Inc., 7.63%, 10/1/21, Callable 10/1/16 @ 106^	787,500

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$800,000	Energy Transfer Partners LP, 4.15%, 10/1/20, Callable 8/1/20 @ 100	$809,212
550,000	Energy Transfer Partners LP, 4.90%, 2/1/24, Callable 11/1/23 @ 100	524,380
210,000	EQT Corp., 6.50%, 4/1/18	227,123
350,000	EQT Corp., 8.13%, 6/1/19	411,231
2,475,000	EQT Corp., 4.88%, 11/15/21	2,520,040
4,175,000	MarkWest Energy Partners LP, 5.50%, 2/15/23, Callable 8/15/17 @ 103^	4,044,531
4,975,000	MarkWest Energy Partners LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	4,565,557
2,725,000	MarkWest Energy Partners LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100^	2,493,375
3,975,000	Range Resources Corp., 5.75%, 6/1/21, Callable 6/1/16 @ 103^	3,746,438
5,125,000	Range Resources Corp., 5.00%, 8/15/22, Callable 2/15/17 @ 103^	4,535,624
5,750,000	Range Resources Corp., 5.00%, 3/15/23, Callable 3/15/18 @ 103^	5,085,155
100,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100^(b)	89,125
1,950,000	Targa Resources Partners LP, 5.00%, 1/15/18, Callable 10/15/17 @ 100(b)	1,857,375
375,000	Targa Resources Partners LP, 4.13%, 11/15/19, Callable 11/15/16 @ 102(b)	336,563
1,350,000	Targa Resources Partners LP, 6.88%, 2/1/21, Callable 2/1/16 @ 103^	1,306,125
1,050,000	Targa Resources Partners LP, 5.25%, 5/1/23, Callable 11/1/17 @ 103^	931,875
2,100,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 5/15/18 @ 102^	1,748,250
725,000	WPX Energy, Inc., 5.25%, 1/15/17^	721,375

		46,281,870

Pharmaceuticals (0.3%):
785,000	Eli Lilly & Co., 1.25%, 3/1/18	784,535
705,000	Johnson & Johnson, 1.13%, 11/21/17^	709,536
305,000	Johnson & Johnson, 3.38%, 12/5/23	322,743
200,000	Novartis Capital Corp., 3.40%, 5/6/24^	207,011

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$830,000	Roche Holding, Inc., 3.35%, 9/30/24, Callable 6/30/24 @ 100(b)	$848,875

		2,872,700

Real Estate Investment Trusts (REITs) (0.7%):
525,000	American Tower Corp., 5.00%, 2/15/24	551,591
1,625,000	Crown Castle International Corp., 4.88%, 4/15/22^	1,689,188
2,900,000	Crown Castle International Corp., 5.25%, 1/15/23^	3,067,330
450,000	Iron Mountain, Inc., 7.75%, 10/1/19, Callable 10/1/15 @ 104	467,550
900,000	Iron Mountain, Inc., 6.00%, 10/1/20, Callable 10/1/17 @ 103(b)	908,730

		6,684,389

Real Estate Management & Development (0.1%):
750,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 103	753,865

Software (0.1%):
1,000,000	SS&C Technologies Holdings, Inc., 5.88%, 7/15/23, Callable 7/15/18 @ 104.41(b)	1,017,500

Specialty Retail (0.6%):
555,000	AutoZone, Inc., 2.50%, 4/15/21, Callable 3/15/21 @ 100	549,804
600,000	Group 1 Automotive, Inc., 5.00%, 6/1/22, Callable 6/1/17 @ 104	591,000
1,950,000	L Brands, Inc., 6.90%, 7/15/17	2,105,999
250,000	L Brands, Inc., 8.50%, 6/15/19	291,875
250,000	L Brands, Inc., 7.00%, 5/1/20^	282,500
775,000	L Brands, Inc., 6.63%, 4/1/21^	862,188
525,000	L Brands, Inc., 5.63%, 2/15/22	555,188
700,000	L Brands, Inc., 5.63%, 10/15/23^	743,750
350,000	Penske Automotive Group, Inc., 5.38%, 12/1/24, Callable 12/1/19 @ 102.69	343,000

		6,325,304

Textiles, Apparel & Luxury Goods (0.2%):
1,345,000	Hanesbrands, Inc., 6.38%, 12/15/20, Callable 12/15/15 @ 103	1,392,075
199,500	Hanesbrands, Inc., 0.00%, 4/15/22(c)	200,164
725,000	Levi Strauss & Co., 6.88%, 5/1/22, Callable 5/1/17 @ 103	777,563

		2,369,802

Trading Companies & Distributors (0.0%):
500,000	International Lease Finance Corp., 2.29%, 6/15/16(c)	497,500

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services (1.1%):
$1,751,000	Metropcs Wireless, Inc., 6.63%, 11/15/20, Callable 11/15/15 @ 103	$1,779,454
950,000	SBA Communications Corp., 5.63%, 10/1/19, Callable 10/1/16 @ 103	980,875
3,100,000	SBA Communications Corp., 5.75%, 7/15/20, Callable 7/15/16 @ 103	3,193,000
475,000	SBA Communications Corp., 4.88%, 7/15/22, Callable 7/15/17 @ 103.66^	466,094
750,000	Sprint Communications, Inc., 9.00%, 11/15/18(b)	786,975
4,085,000	T-Mobile USA, Inc., 6.54%, 4/28/20, Callable 4/28/16 @ 103	4,151,381

		11,357,779

Total Corporate Bonds (Cost $224,819,342)		219,162,913

Foreign Bonds (0.2%):
Containers & Packaging (0.0%):
750,000	Rexam plc, 6.75%, 6/29/67, Callable 6/29/17 @ 100+(c)	835,884

Diversified Telecommunication Services (0.1%):
500,000	UPC Holding BV, 6.38%, 9/15/22, Callable 9/15/17 @ 103+(b)	594,965

Media (0.1%):
382,500	Virgin Media Secured Finance, 6.00%, 4/15/21, Callable 4/15/17 @ 103+(b)	584,407

Total Foreign Bonds (Cost $2,232,226)		2,015,256

Yankee Dollars (3.3%):
Commercial Services & Supplies (0.1%):
710,000	Tyco International plc, 3.90%, 2/14/26, Callable 11/11/25 @ 100	718,929

Diversified Financial Services (0.5%):
2,295,000	Shell International Finance BV, 0.76%, 5/11/20(c)	2,265,034
1,935,000	Virgin Media Secured Finance plc, 5.38%, 4/15/21, Callable 4/15/17 @ 103(b)	1,947,094
1,125,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/26 @ 103(b)	1,035,000

		5,247,128

Diversified Telecommunication Services (0.1%):
530,000	Telesat Canada, 6.00%, 5/15/17, Callable 11/6/15 @ 101.5(b)	533,313

Media (1.4%):
650,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(b)	649,188

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Media, continued
$1,550,000	Unitymedia Kabelbw GMBH, 6.13%, 1/15/25, Callable 1/15/20 @ 103(b)	$1,530,624
4,815,000	UPCB Finance V, Ltd., 7.25%, 11/15/21, Callable 11/15/16 @ 103.63(b)	5,097,881
7,200,000	UPCB Finance VI, Ltd., 6.88%, 1/15/22, Callable 1/15/17 @ 103.44(b)	7,587,000

		14,864,693

Oil, Gas & Consumable Fuels (0.0%):
360,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	355,853

Semiconductors & Semiconductor Equipment (1.0%):
875,000	NXP Funding BV/NXP Funding LLC, 3.50%, 9/15/16(b)	879,375
5,420,000	NXP Funding BV/NXP Funding LLC, 3.75%, 6/1/18(b)	5,433,550
1,150,000	NXP Funding BV/NXP Funding LLC, 5.75%, 2/15/21, Callable 2/15/17 @ 103(b)	1,196,000
2,800,000	NXP Funding BV/NXP Funding LLC, 5.75%, 3/15/23, Callable 3/15/18 @ 100(b)	2,912,000

		10,420,925

Sovereign Bonds (0.2%):
1,925,000	KFW, Series G, 0.50%, 4/19/16	1,925,751

Total Yankee Dollars (Cost $34,422,417)		34,066,592

Securities Held as Collateral for Securities on Loan (9.1%):
$93,444,859	Allianz Variable Insurance Products Securities Lending Collateral Trust (d)	93,444,859

Total Securities Held as Collateral for Securities on Loan (Cost $93,444,859)		93,444,859

Unaffiliated Investment Company (9.7%):
99,350,726	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (e)	99,350,726

Total Unaffiliated Investment Company (Cost $99,350,726)		99,350,726

Total Investment Securities (Cost $1,117,752,496)(f)—109.6%		1,125,176,522
Net other assets (liabilities)—(9.6)%		(98,677,508)

Net Assets—100.0%		$1,026,499,014

Percentages indicated are based on net assets as of September 30, 2015.

MTN	-	Medium Term Note

#	Security issued in connection with a pending litigation settlement.
*	Non-income producing security.

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $91,907,161.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 0.00% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	Variable rate security. The rate presented represents the rate in effect at September 30, 2015. The date presented represents the final maturity date.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(e)	The rate represents the effective yield at September 30, 2015.
(f)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Over-the-counter options written as of September 30, 2015 were as follows:

Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
Altria Group, Inc.	Citibank	Call	USD	55.00	01/15/16	618	$(123,763)
American Tower Corp.	Citibank	Call	USD	105.00	01/15/16	36	(1,599)
American Tower Corp.	Citibank	Call	USD	110.00	01/15/16	61	(1,450)
American Tower Corp.	Citibank	Call	USD	115.00	01/15/16	73	(930)
Boeing Co. (The)	Citibank	Call	USD	140.00	01/15/16	16	(5,466)
CVS Health Corp.	Morgan Stanley	Call	USD	90.00	01/15/16	126	(115,904)
CVS Health Corp.	Morgan Stanley	Call	USD	95.00	01/15/16	126	(73,062)
CVS Health Corp.	Citibank	Call	USD	110.00	01/15/16	236	(19,388)
CVS Health Corp.	Morgan Stanley	Call	USD	115.00	01/15/16	73	(3,086)
CVS Health Corp.	Morgan Stanley	Call	USD	120.00	01/15/16	74	(1,710)
Lowe’s Cos., Inc.	Morgan Stanley	Call	USD	60.00	01/15/16	315	(310,918)
Lowe’s Cos., Inc.	Morgan Stanley	Call	USD	75.00	01/15/16	119	(14,986)
Mondelez International, Inc.	Citibank	Call	USD	45.00	01/15/16	194	(26,594)
Pentair plc	Citibank	Call	USD	70.00	11/20/15	24	(138)
PepsiCo, Inc.	Morgan Stanley	Call	USD	100.00	01/15/16	177	(20,875)
PepsiCo, Inc.	Morgan Stanley	Call	USD	105.00	01/15/16	108	(3,834)
PepsiCo, Inc.	Morgan Stanley	Call	USD	110.00	01/15/16	184	(1,955)
Thermo Fisher Scientific, Inc.	Citibank	Call	USD	150.00	01/15/16	143	(5,480)
UnitedHealth Group, Inc.	Citibank	Call	USD	100.00	01/15/16	102	(188,160)
UnitedHealth Group, Inc.	Citibank	Call	USD	105.00	01/15/16	102	(148,340)
Visa, Inc.	Citibank	Call	USD	75.00	01/15/16	357	(52,479)

Total							$(1,120,117)

Exchange-traded options written as of September 30, 2015 were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
Google, Inc.	Call	USD	590.00	01/15/16	23	$(108,330)
Google, Inc.	Call	USD	590.00	01/15/16	6	(40,980)
Visa, Inc.	Call	USD	70.00	01/15/16	176	(60,720)
Visa, Inc.	Call	USD	75.00	01/15/16	180	(26,550)

Total						$(236,580)

See accompanying notes to the schedules of portfolio investments.

AZL Wells Fargo Large Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.3%):
Aerospace & Defense (1.3%):
8,860	Boeing Co. (The)	$1,160,217

Airlines (1.1%):
26,180	Southwest Airlines Co.	995,887

Auto Components (0.7%):
7,900	Delphi Automotive plc	600,716

Biotechnology (10.0%):
14,130	Alexion Pharmaceuticals, Inc. *	2,209,790
2,610	Biogen Idec, Inc. *	761,624
2,380	BioMarin Pharmaceutical, Inc. *	250,662
14,360	Celgene Corp. *	1,553,321
14,890	Gilead Sciences, Inc.	1,462,049
4,260	Incyte Corp. *	470,006
7,140	Medivation, Inc. *	303,450
3,740	Regeneron Pharmaceuticals, Inc. *	1,739,623

		8,750,525

Capital Markets (1.5%):
42,450	TD Ameritrade Holding Corp.	1,351,608

Chemicals (3.1%):
12,260	Ecolab, Inc.	1,345,167
13,690	Praxair, Inc.	1,394,464

		2,739,631

Consumer Finance (0.7%):
12,000	Discover Financial Services	623,880

Food & Staples Retailing (3.8%):
14,070	Costco Wholesale Corp.	2,034,100
13,490	CVS Health Corp.	1,301,515

		3,335,615

Health Care Equipment & Supplies (2.0%):
1,410	Intuitive Surgical, Inc. *	648,008
17,300	Medtronic plc	1,158,062

		1,806,070

Health Care Providers & Services (1.3%):
12,530	AmerisourceBergen Corp.	1,190,225

Health Care Technology (0.8%):
11,490	Cerner Corp. *	688,940

Hotels, Restaurants & Leisure (5.9%):
1,870	Chipotle Mexican Grill, Inc. *	1,346,868
25,550	Hilton Worldwide Holdings, Inc.	586,117
20,180	Marriott International, Inc., Class A ^	1,376,276
34,000	Starbucks Corp.	1,932,560

		5,241,821

Household Products (0.7%):
9,200	Colgate-Palmolive Co.	583,832

Industrial Conglomerates (1.9%):
6,850	3M Co.	971,124
8,570	Danaher Corp.	730,250

		1,701,374

Internet & Catalog Retail (3.7%):
3,700	Amazon.com, Inc. *	1,893,993
4,400	Netflix, Inc. *	454,344
740	Priceline Group, Inc. (The) *	915,276

		3,263,613

Internet Software & Services (9.7%):
12,160	Akamai Technologies, Inc. *^	839,770
35,410	Facebook, Inc., Class A *	3,183,359
3,250	Google, Inc., Class C *	1,977,365
3,990	Google, Inc., Class A *	2,547,096

		8,547,590

IT Services (8.2%):
9,370	Accenture plc, Class A	920,696

Shares		Fair Value
Common Stocks, continued
IT Services, continued
8,110	Alliance Data Systems Corp. *	$2,100,328
5,020	Cognizant Technology Solutions Corp., Class A *	314,302
24,310	MasterCard, Inc., Class A	2,190,817
24,500	Visa, Inc., Class A	1,706,670

		7,232,813

Life Sciences Tools & Services (1.2%):
2,570	Illumina, Inc. *	451,857
8,730	Quintiles Transnational Holdings, Inc. *	607,347

		1,059,204

Media (2.3%):
7,820	Comcast Corp., Class A	444,802
15,400	Walt Disney Co. (The)	1,573,880

		2,018,682

Multiline Retail (3.8%):
32,120	Dollar Tree, Inc. *^	2,141,119
17,460	Nordstrom, Inc.	1,252,057

		3,393,176

Oil, Gas & Consumable Fuels (1.2%):
11,000	Concho Resources, Inc. *	1,081,300

Personal Products (1.3%):
14,050	Estee Lauder Co., Inc. (The), Class A	1,133,554

Pharmaceuticals (2.8%):
4,441	Allergan plc *	1,207,108
7,600	Perrigo Co. plc	1,195,252

		2,402,360

Real Estate Investment Trusts (REITs) (0.3%):
2,510	American Tower Corp.	220,830

Road & Rail (3.8%):
2,410	Canadian Pacific Railway, Ltd.	346,004
8,470	Kansas City Southern	769,754
5,810	Norfolk Southern Corp.	443,884
19,950	Union Pacific Corp.	1,763,779

		3,323,421

Semiconductors & Semiconductor Equipment (3.2%):
8,950	ARM Holdings plc, ADR	387,088
3,620	Avago Technologies, Ltd.	452,536
29,090	Microchip Technology, Inc. ^	1,253,488
16,310	Texas Instruments, Inc.	807,671

		2,900,783

Software (7.2%):
12,590	Adobe Systems, Inc. *	1,035,150
41,370	Microsoft Corp.	1,831,036
20,000	Salesforce.com, Inc. *	1,388,600
15,030	ServiceNow, Inc. *^	1,043,834
11,180	Splunk, Inc. *^	618,813
2,790	Tableau Software, Inc., Class A *	222,586
2,410	VMware, Inc., Class A *	189,884

		6,329,903

Specialty Retail (7.3%):
25,160	CarMax, Inc. *^	1,492,491
11,990	Home Depot, Inc. (The)	1,384,725
7,570	O’Reilly Automotive, Inc. *	1,892,500
19,480	Tractor Supply Co.	1,642,554

		6,412,270

Technology Hardware, Storage & Peripherals (3.5%):
27,920	Apple, Inc.	3,079,576

Continued

AZL Wells Fargo Large Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (4.5%):
18,000	Nike, Inc., Class B	$2,213,460
25,440	VF Corp.	1,735,262

		3,948,722

Trading Companies & Distributors (0.5%):
2,120	W.W. Grainger, Inc. ^	455,821

Total Common Stocks (Cost $76,468,740)		87,573,959

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (9.9%):
$ 8,765,826	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	8,765,826

Total Securities Held as Collateral for Securities on Loan (Cost $8,765,826)		8,765,826

Unaffiliated Investment Company (0.7%):
598,288	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	598,288

Total Unaffiliated Investment Company (Cost $598,288)		598,288

Total Investment Securities (Cost $85,832,854)(c) - 109.9%		96,938,073
Net other assets (liabilities) - (9.9)%		(8,767,581)

Net Assets - 100.0%		$88,170,492

Percentages indicated are based on net assets as of September 30, 2015.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $8,755,888.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(b)	The rate represents the effective yield at September 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund

•	AZL BlackRock Global Allocation Fund

•	AZL Boston Company Research Growth Fund

•	AZL DFA Emerging Markets Core Equity Fund

•	AZL DFA Five-Year Global Fixed Income Fund

•	AZL DFA International Core Equity Fund

•	AZL DFA U.S. Core Equity Fund

•	AZL DFA U.S. Small Cap Fund

•	AZL Enhanced Bond Index Fund

•	AZL Federated Clover Small Value Fund

•	AZL Franklin Templeton Founding Strategy Plus Fund

•	AZL Gateway Fund

•	AZL International Index Fund

•	AZL Invesco Equity and Income Fund

•	AZL Invesco Growth and Income Fund

•	AZL Invesco International Equity Fund

•	AZL JPMorgan International Opportunities Fund

•	AZL JPMorgan U.S. Equity Fund

•	AZL MetWest Total Return Bond Fund

•	AZL MFS Investors Trust Fund

•	AZL MFS Mid Cap Value Fund

•	AZL MFS Value Fund

•	AZL Mid Cap Index Fund

•	AZL Money Market Fund

•	AZL Morgan Stanley Global Real Estate Fund

•	AZL Morgan Stanley Mid Cap Growth Fund

•	AZL NFJ International Value Fund

•	AZL Oppenheimer Discovery Fund

•	AZL Pyramis Total Bond Fund

•	AZL Russell 1000 Growth Index Fund

•	AZL Russell 1000 Value Index Fund

•	AZL S&P 500 Index Fund

•	AZL Schroder Emerging Markets Equity Fund

•	AZL Small Cap Stock Index Fund

•	AZL T. Rowe Price Capital Appreciation Fund

•	AZL Wells Fargo Large Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. The Funds, with the exception of the AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund, offer a single class of shares. The AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund each offer Class 1 and Class 2.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform to U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

The AZL BlackRock Global Allocation Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the AZL BlackRock Global Allocation Fund formed in the Cayman Islands, which invests primarily in the commodity-related instruments.

As of September 30, 2015, the AZL BlackRock Global Allocation Fund’s aggregate investment in the Subsidiary was $9,731,027, representing 1.28% of the AZL BlackRock Global Allocation Fund’s net assets.

The AZL BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The Funds record an investment when the borrower withdraws money and records the interest as earned.

Structured Notes

The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity which may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Securities Purchased on a When-Issued Basis

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received. When the Funds agree to purchase securities on a when-issued basis, the Funds will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Funds may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds own or have an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Funds sell a borrowed security and have a corresponding obligation to the lender to return the identical security. The Funds may also incur an interest expense if a security that has been sold short has an interest payment. When the Funds engage in a short sale, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Funds may lend up to 33 1/3% of their assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of the securities is at all times required to post collateral to the Funds in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned. Any collateral shortfalls are adjusted the next business day. The Funds bear all of the gains and losses on such investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Funds. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at September 30, 2015 are presented on the Funds’ Schedules.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Funds pay the Securities Lending Agent 9% of the gross revenues received from securities lending activities and retains 91%.

Derivative Instruments

All open derivative positions at quarter end are reflected on the Funds’ Schedules, as applicable. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

As of September 30, 2015, certain Funds entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

The Funds (except for the AZL Money Market Fund) may enter into futures contracts. The Funds, except the AZL BlackRock Global Allocation Fund, AZL Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund, AZL Morgan Stanley Mid Cap Growth Fund and AZL T. Rowe Price Capital Appreciation Fund, may enter into futures contracts to provide equity or market exposure on the Funds’ cash balances.

The AZL BlackRock Global Allocation Fund may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. The Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund, AZL Morgan Stanley Mid Cap Growth Fund and AZL T. Rowe Price Capital Appreciation Fund may enter futures contracts to manage their exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL BlackRock Global Allocation Fund, the AZL Gateway Fund and AZL T. Rowe Price Capital Appreciation Fund may purchase or write put and call options on a security or an index of securities.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes and options on stocks involve elements of equity price risk.

Purchased Options Contracts—The Funds pay a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of the underlying assets and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

As of September 30, 2015, the AZL BlackRock Global Allocation Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums. As of September 30, 2015, the AZL Gateway Fund purchased and wrote put and call options to hedge against security prices (equity risk). As of September 30, 2015, the AZL T. Rowe Price Capital Appreciation Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk).

The AZL BlackRock Global Allocation Fund had the following transactions in purchased call and put options during the period ended September 30, 2015:

	Number of	Notional
Fund	Contracts	Amount(a)	Cost
Options outstanding at December 31, 2014	4,549,398	3,664,669	$8,743,630
Options purchased	5,289,323	166,448	13,357,082
Options exercised	(129,653)	—	(666,949)
Options expired	(712,238)	(269,905)	(4,301,270)
Options closed	(4,737,587)	(492,463)	(9,201,319)

Options outstanding at September 30, 2015	4,259,243	3,068,749	$7,931,174

(a)	Includes swaptions and currency options, as applicable.

The AZL BlackRock Global Allocation Fund had the following transactions in written call and put options during the period ended September 30, 2015:

	Number of	Notional
	Contracts	Amount(a)	Cost
Options outstanding at December 31, 2014	(4,751,478)	(3,100)	$(3,023,316)
Options written	(5,429,429)	(34,025)	(5,329,380)
Options exercised	186,374	—	439,746
Options expired	177,426	6,498	634,112
Options closed	5,440,695	25,697	4,309,365

Options outstanding at September 30, 2015	(4,376,412)	(4,930)	$(2,969,473)

(a)	Includes swaptions and currency options, as applicable.

The AZL Gateway Fund had the following transactions in purchased call and put options during the period ended September 30, 2015:

	Number of
	Contracts	Cost
Options outstanding at December 31, 2014	1,034	$1,371,118
Options purchased	5,665	7,342,843
Options exercised	—	—
Options expired	(1,434)	(1,695,303)
Options closed	(4,539)	(5,052,953)

Options outstanding at September 30, 2015	726	$1,965,705

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

The AZL Gateway Fund had the following transactions in written call and put options during the period ended September 30, 2015:

	Number of
	Contracts	Cost
Options outstanding at December 31, 2014	(1,034)	$(4,598,555)
Options written	(9,561)	(32,351,130)
Options exercised	—	—
Options expired	75	107,917
Options closed	9,537	32,488,976

Options outstanding at September 30, 2015	(983)	$(4,352,792)

The AZL T. Rowe Price Capital Appreciation Fund had the following transactions in written call and put options during the period ended September 30, 2015:

	Number of
	Contracts	Cost
Options outstanding at December 31, 2014	(9,063)	$(2,178,591)
Options written	(3,666)	(817,179)
Options exercised	721	132,785
Options expired	—	—
Options closed	8,359	2,026,162

Options outstanding at September 30, 2015	(3,649)	$(836,823)

Swap Agreements

The AZL BlackRock Global Allocation Fund, AZL Franklin Templeton Founding Strategy Plus Fund and AZL Pyramis Core Bond Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Funds may enter into swap agreements to manage their exposure to market, interest rate and credit risk. The value of swap agreements is equal to the Funds’ obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Board of Trustees (“Trustees”) and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Funds are included as part of realized gains and losses. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house or its members will satisfy their obligations to the Funds.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Funds bear the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Funds, through the Subsidiary in the case of AZL BlackRock Global Allocation Fund, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of September 30, 2015, the AZL BlackRock Global Allocation Fund, AZL Franklin Templeton Founding Strategy Fund and AZL Pyramis Core Bond Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps of which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of September 30, 2015, the AZL BlackRock Global Allocation Fund entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

Money Market Reform

In July 2014, the SEC issued final rules that will alter and increase the regulations to which money market funds, including the AZL Money Market Fund, are subject. The SEC’s new rules have varying implementation dates, ranging from July 2015 to October 2016 and are intended to give investors additional protection during rare periods of market stress, when redemptions in some money market mutual funds may increase significantly. The new rules will also replace much of the current Rule 2a-7 under the Investment Company Act of 1940 and add new Rule 30b1-8 (“Form N-CR”). Additionally, Forms N-MFP and N-PF, along with the instructions to Form N-1A, have been revised as part of this reform.

Certain government and U.S. treasury money market funds will not be subject to many of the new structural changes. The AZL Money Market Funds’ management has been reviewing and assessing the effect of the new rules and speaking with investors in order to properly align the interests of investors with implementation of the reforms. Further information regarding the money market mutual fund regulatory changes may be found at the SEC’s website, www.sec.gov.

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At September 30, 2015, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments. A summary of each Fund’s investments in affiliated investment companies as of September 30, 2015 is as follows:

						Net Realized Gain Distributions
	Fair Value	Purchases	Proceeds from	Fair Value	Dividend
Fund and Security	12/31/14	at Cost	Sales	9/30/15	Income	Received
AZL International Index Fund
Allianz SE, Registered Shares	$5,105,962	$201,514	$(1,927,030)	$3,232,866	$149,468	$—

	$5,105,962	$201,514	$(1,927,030)	$3,232,866	$149,468	$—

AZL Rusell 1000 Growth Index Fund
BlackRock Inc., Class A	$210,960	$—	$(77,342)	$112,444	$3,091	$—

	$210,960	$—	$(77,342)	$112,444	$3,091	$—

AZL Rusell 1000 Value Index Fund
BlackRock Inc., Class A	$587,829	$29,414	$(26,854)	$492,313	$10,619	$—

	$587,829	$29,414	$(26,854)	$492,313	$10,619	$—

AZL S&P 500 Index Fund
BlackRock Inc., Class A	$4,313,604	$135,748	$(1,457,067)	$2,543,071	$63,054	$—

	$4,313,604	$135,748	$(1,457,067)	$2,543,071	$63,054	$—

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the far value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable, are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset values are calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of September 30, 2015 in valuing the Funds’ investments based upon three levels defined above:

AZL BlackRock Capital Appreciation Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Software & Services	$71,255,252	$9,936,711	$—	$81,191,963
Other Common Stocks+	387,149,866	—	—	387,149,866
Preferred Stock	—	—	9,289,266	9,289,266
Securities Held as Collateral for Securities on Loan	—	58,375,344	—	58,375,344
Unaffiliated Investment Company	16,113,584	—	—	16,113,584

Total Investment Securities	$474,518,702	$68,312,055	$9,289,266	$552,120,023

AZL BlackRock Global Allocation Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligation	$—	$666,604	$—	$666,604
Common Stocks
Aerospace & Defense	2,253,246	4,436,387	—	6,689,633
Air Freight & Logistics	4,162,821	346,620	—	4,509,441
Airlines	1,091,610	2,128,998	—	3,220,608
Auto Components	1,688,984	7,858,466	—	9,547,450
Automobiles	1,820,293	11,225,546	—	13,045,839
Banks	17,399,951	12,856,692	—	30,256,643
Beverages	5,126,901	4,643,057	—	9,769,958
Biotechnology	9,551,503	140,665	—	9,692,168
Building Products	—	798,503	—	798,503
Capital Markets	3,245,991	3,283,138	—	6,529,129
Chemicals	2,817,590	9,785,698	—	12,603,288
Commercial Services & Supplies	1,529,889	322,983	—	1,852,872
Communications Equipment	4,392,867	1,352,161	—	5,745,028
Construction & Engineering	—	1,357,049	—	1,357,049
Distributors	—	46,050	—	46,050
Diversified Consumer Services	—	26,810	—	26,810
Diversified Financial Services	4,457,124	—	292,463	4,749,587
Diversified Telecommunication Services	6,615,886	5,490,302	—	12,106,188
Electric Utilities	2,389,872	1,997,036	—	4,386,908
Electrical Equipment	2,744,153	2,245,031	—	4,989,184
Electronic Equipment, Instruments & Components	337,640	2,529,059	—	2,866,699
Energy Equipment & Services	3,211,601	2,223,744	—	5,435,345
Food & Staples Retailing	2,899,233	754,358	—	3,653,591
Food Products	616,770	3,430,023	—	4,046,793
Gas Utilities	—	1,648,101	—	1,648,101
Health Care Equipment & Supplies	1,364,345	404,225	—	1,768,570
Health Care Providers & Services	11,058,196	6,130,416	—	17,188,612
Household Durables	551,356	1,698,574	—	2,249,930
Independent Power and Renewable Electricity Producers	2,368,057	239,298	—	2,607,355
Industrial Conglomerates	2,791,348	2,486,608	—	5,277,956
Insurance	10,220,794	5,587,157	—	15,807,951
Internet & Catalog Retail	213,825	7,614	—	221,439
Internet Software & Services	13,376,069	980,233	1,642,795	15,999,097
IT Services	6,360,084	1,493,569	—	7,853,653
Leisure Products	—	730,352	—	730,352
Machinery	3,230,607	3,203,526	—	6,434,133
Media	6,560,608	1,121,591	—	7,682,199
Metals & Mining	6,405,989	4,671,032	—	11,077,021
Multiline Retail	647,943	225,239	—	873,182
Multi-Utilities	2,658,453	1,392,763	—	4,051,216
Oil, Gas & Consumable Fuels	21,288,361	8,360,477	—	29,648,838
Personal Products	544,680	108,955	—	653,635
Pharmaceuticals	17,578,149	11,408,917	—	28,987,066
Real Estate Investment Trusts (REITs)	5,215,346	581,355	—	5,796,701
Real Estate Management & Development	1,823,030	9,800,387	—	11,623,417
Road & Rail	2,701,214	2,474,539	—	5,175,753
Semiconductors & Semiconductor Equipment	2,526,793	2,642,777	—	5,169,570
Software	10,880,741	2,596,505	2,606,060	16,083,306
Specialty Retail	647,143	1,428,341	—	2,075,484
Technology Hardware, Storage & Peripherals	6,027,833	1,262,397	—	7,290,230
Tobacco	2,159,727	502,540	—	2,662,267
Trading Companies & Distributors	956,597	2,856,513	—	3,813,110
Transportation Infrastructure	—	49,254	—	49,254

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

Wireless Telecommunication Services	2,236,190	2,531,918	—	4,768,108
Other Common Stocks+	13,654,896	—	—	13,654,896
Convertible Bonds
Communications Equipment	—	—	3,126,299	3,126,299
Other Convertible Bonds+	—	11,354,384	—	11,354,384
Convertible Preferred Stocks
Banks	—	317,560	—	317,560
Internet Software & Services	—	—	1,218,735	1,218,735
Other Convertible Preferred Stocks+	922,151	—	—	922,151
Corporate Bonds
Diversified Financial Services	—	1,498,126	569,227	2,067,353
Other Corporate Bonds+	—	25,948,162	—	25,948,162
Floating Rate Loans+	—	10,525,453	292,000	10,817,453
Foreign Bonds+	—	75,553,575	—	75,553,575
Preferred Stocks
Banks	3,270,798	468,720	—	3,739,518
Consumer Finance	926,739	—	—	926,739
Food & Staples Retailing	140,524	—	—	140,524
Health Care Providers & Services	940,793	—	411,395	1,352,188
Internet Software & Services	—	—	2,028,020	2,028,020
Multi-Utilities	372,075	—	—	372,075
Pharmaceuticals	2,087,877	—	—	2,087,877
Real Estate Investment Trusts (REITs)	792,162	336,123	—	1,128,285
Thrifts & Mortgage Finance	153,051	—	—	153,051
Other Preferred Stocks+	—	2,747,548	—	2,747,548
U.S. Government Agency Mortgages	—	2,914,646	—	2,914,646
U.S. Treasury Obligations	—	176,266,903	—	176,266,903
Warrant	—	50,426	—	50,426
Yankee Dollars+	—	29,757,091	—	29,757,091
Exchange Traded Funds	7,448,221	—	—	7,448,221
Securities Held as Collateral for Securities on Loan	—	43,788,745	—	43,788,745
Unaffiliated Investment Company	3,970,424	—	—	3,970,424
Purchased Options	367,050	3,699,843	—	4,066,893
Purchased Swaptions	—	515,246	—	515,246

Total Investment Securities	255,794,164	544,312,704	12,186,994	812,293,862

Securities Sold Short	(1,600,046)	(408,350)	—	(2,008,396)
Other Financial Instruments:*
Futures Contracts	457,935	—	—	457,935
Written Options	13,813	(1,015,185)	—	(1,001,372)
Written Swaption	—	18,620	—	18,620
Forward Currency Contracts	—	710,949	—	710,949
Credit Default Swaps	—	(135,810)	—	(135,810)
Interest Rate Swaps	—	53,359	—	53,359
Total Return Swaps	—	75,785	—	75,785

Total Investments	$254,665,866	$543,612,072	$12,186,994	$810,464,932

AZL Boston Company Research Growth Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$281,564,587	$—	$—	$281,564,587
Affiliated Investment Company	6,780,742	—	—	6,780,742

Total Investment Securities	$288,345,329	$—	$—	$288,345,329

AZL DFA Emerging Markets Core Equity Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$207,914	$52,353	$—	$260,267
Airlines	155,442	261,464	—	416,906
Automobiles	251,258	584,709	—	835,967
Banks	3,110,636	4,619,894	—	7,730,530
Beverages	1,470,066	81,874	—	1,551,940
Capital Markets	29,384	420,786	—	450,170
Chemicals	222,653	1,121,572	—	1,344,225
Commercial Services & Supplies	20,884	120,169	—	141,053
Construction & Engineering	267,760	612,912	—	880,672
Construction Materials	260,538	592,983	—	853,521
Containers & Packaging	9,981	80,618	—	90,599
Diversified Consumer Services	9,788	5,551	—	15,339
Diversified Financial Services	63,818	563,083	—	626,901

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

Diversified Telecommunication Services	1,003,713	340,898	—	1,344,611
Electric Utilities	773,915	300,493	—	1,074,408
Electronic Equipment, Instruments & Components	654,203	1,474,827	—	2,129,030
Food & Staples Retailing	655,648	1,071,516	—	1,727,164
Food Products	588,200	1,490,550	—	2,078,750
Gas Utilities	30,563	311,842	—	342,405
Health Care Providers & Services	9,265	506,776	—	516,041
Hotels, Restaurants & Leisure	120,973	657,232	—	778,205
Household Durables	51,758	629,696	—	681,454
Household Products	125,692	151,215	—	276,907
Independent Power and Renewable Electricity Producers	177,288	538,102	—	715,390
Industrial Conglomerates	302,617	1,349,390	—	1,652,007
Insurance	80,092	1,589,523	—	1,669,615
IT Services	1,328,536	94,237	—	1,422,773
Media	519,364	591,141	—	1,110,505
Metals & Mining	1,426,085	886,283	—	2,312,368
Multiline Retail	123,065	379,425	—	502,490
Oil, Gas & Consumable Fuels	1,836,762	1,546,509	—	3,383,271
Paper & Forest Products	164,253	266,220	—	430,473
Personal Products	10,340	317,737	—	328,077
Pharmaceuticals	479,325	388,223	—	867,548
Real Estate Management & Development	54,882	1,866,197	—	1,921,079
Semiconductors & Semiconductor Equipment	3,177,231	943,916	—	4,121,147
Software	11,839	86,447	—	98,286
Transportation Infrastructure	358,806	454,874	—	813,680
Water Utilities	66,662	176,929	—	243,591
Wireless Telecommunication Services	1,431,549	1,539,747	—	2,971,296
All Other Common Stocks+	—	7,019,863	—	7,019,863
Preferred Stocks+	125,355	—	—	125,355
Rights+	723	1,645	—	2,368
Warrants+	5,426	1,648	—	7,074
Mutual Fund	2,431,196	—	—	2,431,196
Securities Held as Collateral for Securities on Loan	—	5,103,226	—	5,103,226
Unaffiliated Investment Company	382,243	—	—	382,243

Total Investment Securities	$24,587,691	$41,194,295	$—	$65,781,986

AZL DFA Five-Year Global Fixed Income Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Corporate Bonds+	$—	$174,090,319	$—	$174,090,319
Yankee Dollars+	—	347,057,898	—	347,057,898
Securities Held as Collateral for Securities on Loan	—	34,781,080	—	34,781,080
Unaffiliated Investment Company	738,604	—	—	738,604

Total Investment Securities	$738,604	$555,929,297	$—	$556,667,901

AZL DFA International Core Equity Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$74,118	$1,952,798	$—	$2,026,916
Auto Components	214,338	3,816,627	—	4,030,965
Banks	3,186,929	14,275,113	—	17,462,042
Beverages	469,870	1,889,312	—	2,359,182
Capital Markets	326,586	3,592,011	—	3,918,597
Chemicals	212,509	7,694,735	—	7,907,244
Commercial Services & Supplies	166,890	2,611,638	—	2,778,528
Communications Equipment	24,879	477,737	—	502,616
Construction & Engineering	265,293	3,057,052	—	3,322,345
Construction Materials	184,427	1,325,155	—	1,509,582
Containers & Packaging	77,670	1,176,262	—	1,253,932
Distributors	16,749	164,928	—	181,677
Diversified Consumer Services	33,440	188,481	—	221,921
Diversified Financial Services	84,078	1,203,409	—	1,287,487
Diversified Telecommunication Services	80,898	4,179,500	—	4,260,398
Electric Utilities	44,112	2,122,243	—	2,166,355
Electronic Equipment, Instruments & Components	5,060	2,523,042	—	2,528,102
Energy Equipment & Services	233,535	959,397	—	1,192,932
Food & Staples Retailing	345,462	3,971,517	—	4,316,979
Food Products	94,000	4,394,791	—	4,488,791
Gas Utilities	35,549	646,960	—	682,509

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

Health Care Providers & Services	16,531	1,080,508	—	1,097,039
Hotels, Restaurants & Leisure	136,565	3,175,451	—	3,312,016
Household Durables	34,647	3,722,245	—	3,756,892
Independent Power and Renewable Electricity Producers	163,831	96,646	—	260,477
Industrial Conglomerates	34,791	1,808,058	—	1,842,849
Insurance	1,497,737	6,955,981	—	8,453,718
IT Services	72,128	1,555,036	—	1,627,164
Life Sciences Tools & Services	190,791	601,761	—	792,552
Media	546,060	3,901,864	—	4,447,924
Metals & Mining	1,758,354	4,389,538	—	6,147,892
Multiline Retail	174,980	1,115,719	—	1,290,699
Multi-Utilities	95,237	735,476	—	830,713
Oil, Gas & Consumable Fuels	3,049,929	3,313,937	—	6,363,866
Paper & Forest Products	73,389	875,186	—	948,575
Personal Products	566,914	295,228	—	862,142
Pharmaceuticals	1,011,064	4,901,595	—	5,912,659
Professional Services	25,316	1,842,476	—	1,867,792
Real Estate Management & Development	166,038	3,179,888	—	3,345,926
Road & Rail	484,196	2,581,383	—	3,065,579
Semiconductors & Semiconductor Equipment	381,063	704,607	—	1,085,670
Software	171,257	1,445,543	—	1,616,800
Specialty Retail	28,346	2,809,025	—	2,837,371
Technology Hardware, Storage & Peripherals	169,058	1,220,952	—	1,390,010
Textiles, Apparel & Luxury Goods	39,540	3,006,555	—	3,046,095
Thrifts & Mortgage Finance	21,504	104,288	—	125,792
Tobacco	487,765	444,556	—	932,321
Trading Companies & Distributors	183,873	2,867,178	—	3,051,051
Transportation Infrastructure	21,206	1,144,449	—	1,165,655
Wireless Telecommunication Services	58,892	1,696,052	—	1,754,944
All Other Common Stocks+	—	22,916,355	—	22,916,355
Preferred Stocks+	—	524,132	—	524,132
Right	29	—	—	29
Securities Held as Collateral for Securities on Loan	—	2,574,157	—	2,574,157
Unaffiliated Investment Company	94,297	—	—	94,297

Total Investment Securities	$17,931,720	$149,808,533	$—	$167,740,253

AZL DFA U.S. Core Equity Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$551,392,591	$—	$—	$551,392,591
Convertible Bond	—	5,169	—	5,169
Securities Held as Collateral for Securities on Loan	—	61,638,667	—	61,638,667
Unaffiliated Investment Company	2,479,610	—	—	2,479,610

Total Investment Securities	$553,872,201	$61,643,836	$—	$615,516,037

AZL DFA U.S. Small Cap Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$206,358,117	$—	$—	$206,358,117
Convertible Bond	8,126	—	—	8,126
Securities Held as Collateral for Securities on Loan	—	54,702,372	—	54,702,372
Unaffiliated Investment Company	1,141,511	—	—	1,141,511

Total Investment Securities	$207,507,754	$54,702,372	$—	$262,210,126

AZL Enhanced Bond Index Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$79,151,250.00	$—	$79,151,250
Collateralized Mortgage Obligations	—	50,941,492	—	50,941,492
Corporate Bonds+	—	150,515,114	—	150,515,114
Municipal Bonds	—	9,895,685	—	9,895,685
U.S. Government Agency Mortgages	—	260,372,967	—	260,372,967
U.S. Treasury Obligations	—	107,071,372	—	107,071,372
Yankee Dollars+	—	54,651,857	—	54,651,857
Securities Held as Collateral for Securities on Loan	—	44,222,477	—	44,222,477
Unaffiliated Investment Company	30,595,957	—	—	30,595,957

Total Investment Securities	30,595,957	756,822,214	—	787,418,171

Securities Sold Short	—	(71,426,466)	—	(71,426,466)
Other Financial Instruments:*
Futures Contracts	154,724	—	—	154,724

Total Investments	$30,750,681	$685,395,748	$—	$716,146,429

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

AZL Federated Clover Small Value Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$305,347,970	$—	$—	$305,347,970
Securities Held as Collateral for Securities on Loan	—	91,251,919	—	91,251,919
Unaffiliated Investment Company	9,746,636	—	—	9,746,636

Total Investment Securities	$315,094,606	$91,251,919	$—	$406,346,525

AZL Franklin Templeton Founding Strategy Plus Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$8,036,818	$1,358,769	$—	$9,395,587
Air Freight & Logistics	775,703	137,790	—	913,493
Airlines	—	2,848,018	—	2,848,018
Auto Components	—	1,764,755	—	1,764,755
Automobiles	5,304,798	6,287,983	—	11,592,781
Banks	30,116,283	17,333,025	—	47,449,308
Capital Markets	1,627,920	2,452,402	—	4,080,322
Chemicals	7,261,323	2,602,777	—	9,864,100
Commercial Services & Supplies	1,983,680	668,077	—	2,651,757
Communications Equipment	8,087,482	2,647,645	—	10,735,127
Construction & Engineering	—	1,090,735	—	1,090,735
Construction Materials	—	4,090,025	—	4,090,025
Diversified Telecommunication Services	8,082,388	6,058,691	—	14,141,079
Energy Equipment & Services	7,264,416	710,524	—	7,974,940
Food & Staples Retailing	10,044,599	3,198,046	—	13,242,645
Health Care Equipment & Supplies	11,736,934	2,346,373	—	14,083,307
Industrial Conglomerates	3,147,960	1,714,745	—	4,862,705
Insurance	22,667,049	5,333,498	—	28,000,547
Life Sciences Tools & Services	—	884,619	—	884,619
Machinery	2,757,213	803,263	—	3,560,476
Marine	—	1,998,283	—	1,998,283
Media	17,204,403	4,468,381	—	21,672,784
Metals & Mining	4,733,313	3,882,348	—	8,615,661
Multiline Retail	5,679,936	1,241,324	—	6,921,260
Oil, Gas & Consumable Fuels	25,252,786	15,292,748	—	40,545,534
Pharmaceuticals	33,787,341	10,387,359	—	44,174,700
Software	18,498,055	780,173	—	19,278,228
Specialty Retail	1,018,982	2,841,051	—	3,860,033
Technology Hardware, Storage & Peripherals	9,542,143	8,864,131	—	18,406,274
Tobacco	5,645,653	6,066,234	—	11,711,887
Wireless Telecommunication Services	1,497,734	6,283,915	—	7,781,649
Other Common Stocks+	51,156,478	—	—	51,156,478
Convertible Bonds+	—	1,853,125	—	1,853,125
Convertible Preferred Stocks
Banks	861,600	485,680	—	1,347,280
Other Convertible Preferred Stocks+	—	373,861	—	373,861
Corporate Bonds+	—	38,272,258	—	38,272,258
Equity-Linked Securities+	—	5,335,516	—	5,335,516
Floating Rate Loans+	—	3,587,732	—	3,587,732
Foreign Bonds+	—	105,359,304	—	105,359,304
Municipal Bond	—	651,750	—	651,750
Preferred Stocks
Automobiles	—	651,170	—	651,170
Banks	—	1,160,250	—	1,160,250
Capital Markets	254,400	795,136	—	1,049,536
Other Preferred Stocks+	2,630,103	—	—	2,630,103
U.S. Government Agency Mortgages	—	17,000,000	—	17,000,000
U.S. Treasury Obligations	—	5,000,079	—	5,000,079
Yankee Dollars+	—	32,445,699	—	32,445,699
Securities Held as Collateral for Securities on Loan	—	63,528,566	—	63,528,566
Unaffiliated Investment Company	58,117,715	—	—	58,117,715

Total Investment Securities	364,775,208	402,937,833	—	767,713,041

Other Financial Instruments:*
Forward Currency Contracts	—	956,980	—	956,980
Interest Rate Swaps	—	(1,068,421)	—	(1,068,421)

Total Investments	$364,775,208	$402,826,392	$—	$767,601,600

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

AZL Gateway Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$190,158,247	$—	$—	$190,158,247
Purchased Options	835,573	—	—	835,573
Unaffiliated Investment Company	9,966,908	—	—	9,966,908

Total Investment Securities	200,960,728	—	—	200,960,728

Other Financial Instruments:*
Written Options	(2,932,470)	—	—	(2,932,470)

Total Investments	$198,028,258	$—	$—	$198,028,258

AZL International Index Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$109,620	$1,354,963	$—	$1,464,583
Insurance	306,828	29,655,294	—	29,962,122
Media	241,958	10,275,556	—	10,517,514
Real Estate Management & Development	—	10,708,120	—^	10,708,120
Semiconductors & Semiconductor Equipment	552,216	3,090,521	—	3,642,737
Other Common Stocks+	—	470,621,899	—	470,621,899
Preferred Stocks+	—	1,238,278	—	1,238,278
Securities Held as Collateral for Securities on Loan	—	24,372,311	—	24,372,311
Unaffiliated Investment Company	366,244	—	—	366,244

Total Investment Securities	1,576,866	551,316,942	—^	552,893,808

Other Financial Instruments:*
Futures Contracts	17,483	—	—	17,483

Total Investments	$1,594,349	$551,316,942	$ —^	$552,911,291

AZL Invesco Equity and Income Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified Telecommunication Services	$6,374,041	$7,229,056	$—	$13,603,097
Oil, Gas & Consumable Fuels	35,283,164	24,314,052	—	59,597,216
Pharmaceuticals	42,907,904	20,055,429	—	62,963,333
All Other Common Stocks+	650,589,218	—	—	650,589,218
Convertible Bonds+	—	92,779,292	—	92,779,292
Convertible Preferred Stocks
Banks	255,000	1,767,339	—	2,022,339
Capital Markets	131,435	3,367,500	—	3,498,935
Oil, Gas & Consumable Fuels	—	1,339,954	—	1,339,954
Corporate Bonds+	—	131,711,487	—	131,711,487
U.S. Government Agency Mortgages	—	1,857,548	—	1,857,548
U.S. Treasury Obligations	—	132,900,932	—	132,900,932
Yankee Dollars+	—	28,281,545	—	28,281,545
Securities Held as Collateral for Securities on Loan	—	156,719,739	—	156,719,739
Unaffiliated Investment Company	55,109,206	—	—	55,109,206

Total Investment Securities	790,649,968	602,323,873	—	1,392,973,841

Other Financial Instruments:*
Forward Currency Contracts	—	1,297,159	—	1,297,159

Total Investments	$790,649,968	$603,621,032	$—	$1,394,271,000

AZL Invesco Growth and Income Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified Telecommunication Services	$2,645,495	$3,118,482	$—	$5,763,977
Oil, Gas & Consumable Fuels	16,349,276	11,020,628	—	27,369,904
Pharmaceuticals	18,151,499	9,124,171	—	27,275,670
All Other Common Stocks+	276,032,069	—	—	276,032,069
Securities Held as Collateral for Securities on Loan	—	40,552,930	—	40,552,930
Unaffiliated Investment Company	11,081,916	—	—	11,081,916

Total Investment Securities	324,260,255	63,816,211	—	388,076,466

Other Financial Instruments:*
Forward Currency Contracts	—	592,669	—	592,669

Total Investments	$324,260,255	$64,408,880	$—	$388,669,135

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

AZL Invesco International Equity Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$4,707,227	$27,225,791	$—	$31,933,018
Beverages	3,367,938	12,536,002	—	15,903,940
Diversified Financial Services	6,373,878	16,852,598	—	23,226,476
Food Products	3,301,741	—	—	3,301,741
Insurance	8,253,194	—	—	8,253,194
Internet Software & Services	6,098,805	7,689,561	—	13,788,366
IT Services	9,030,285	5,697,234	—	14,727,519
Life Sciences Tools & Services	—	—	—^	—^
Media	5,338,133	61,038,739	—	66,376,872
Oil, Gas & Consumable Fuels	11,709,869	7,837,559	—	19,547,428
Pharmaceuticals	11,444,611	17,830,606	—	29,275,217
Road & Rail	3,970,059	5,186,891	—	9,156,950
Semiconductors & Semiconductor Equipment	17,252,869	—	—	17,252,869
All Other Common Stocks+	—	185,254,093	—	185,254,093
Securities Held as Collateral for Securities on Loan	—	19,637,609	—	19,637,609
Unaffiliated Investment Company	15,212,784	—	—	15,212,784

Total Investment Securities	$106,061,393	$366,786,683	$ —^	$472,848,076

AZL JPMorgan International Opportunities Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$4,866,124	$65,734,201	$—	$70,600,325
Semiconductors & Semiconductor Equipment	5,884,200	5,865,071	—	11,749,271
All Other Common Stocks+	—	423,011,809		423,011,809
Securities Held as Collateral for Securities on Loan	—	10,496,465	—	10,496,465
Unaffiliated Investment Company	4,405,234	—	—	4,405,234

Total Investment Securities	15,155,558	505,107,546	—	520,263,104

Other Financial Instruments:*
Forward Currency Contracts	—	176,745	—	176,745

Total Investments	$15,155,558	$505,284,291	$—	$520,439,849

AZL JPMorgan U.S. Equity Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$393,536,937	$—	$—	$393,536,937
Securities Held as Collateral for Securities on Loan	—	46,792,118	—	46,792,118
Unaffiliated Investment Company	4,305,780	—	—	4,305,780

Total Investment Securities	397,842,717	46,792,118	—	444,634,835

Other Financial Instruments:*
Futures Contracts	(13,681)	—	—	(13,681)

Total Investments	$397,829,036	$46,792,118	$—	$444,621,154

AZL MetWest Total Return Bond Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$38,423,343	$—	$38,423,343
Collateralized Mortgage Obligations	—	63,515,957	—	63,515,957
Commercial Paper	—	3,098,991	—	3,098,991
Corporate Bonds+	—	69,780,992	—	69,780,992
Municipal Bonds	—	2,264,588	—	2,264,588
Securities Held as Collateral for Securities on Loan	—	3,789,734	—	3,789,734
U.S. Government Agency Mortgages	—	151,145,921	—	151,145,921
U.S. Treasury Obligations	—	110,506,256	—	110,506,256
Yankee Dollars+	—	6,090,396	—	6,090,396
Unaffiliated Investment Company	1,233,997	—	—	1,233,997

Total Investment Securities	$1,233,997	$448,616,178	$—	$449,850,175

AZL MFS Investors Trust Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Beverages	$—	$5,315,390	$—	$5,315,390
Food Products	6,471,004	3,620,730	—	10,091,734
Textiles, Apparel & Luxury Goods	4,619,544	3,681,464	—	8,301,008
All Other Common Stocks+	277,866,427	—	—	277,866,427
Preferred Stock	760,252	—	—	760,252
Securities Held as Collateral for Securities on Loan	—	39,994,308	—	39,994,308
Unaffiliated Investment Company	2,863,399	—	—	2,863,399

Total Investment Securities	$292,580,626	$52,611,892	$—	$345,192,518

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

AZL MFS Mid Cap Value Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,942,610	$832,092	$—	$3,774,702
Chemicals	7,598,372	1,185,891	—	8,784,263
Trading Companies & Distributors	1,374,778	957,733	—	2,332,511
Other Common Stocks+	175,233,354	—	—	175,233,354
Preferred Stock	1,249,142	—	—	1,249,142
Securities Held as Collateral for Securities on Loan	—	44,644,894	—	44,644,894
Unaffiliated Investment Company	3,311,979	—	—	3,311,979

Total Investments	$191,710,235	$47,620,610	$—	$239,330,845

AZL MFS Value Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Beverages	$—	$5,929,526	$—	$5,929,526
Food Products	8,415,736	10,940,984	—	19,356,720
Pharmaceuticals	32,960,002	2,718,477	—	35,678,479
Tobacco	18,255,726	856,919	—	19,112,645
Wireless Telecommunication Services	—	1,896,782	—	1,896,782
Other Common Stocks+	355,419,386	—	—	355,419,386
Securities Held as Collateral for Securities on Loan	—	53,236,666	—	53,236,666
Unaffiliated Investment Company	2,902,253	—	—	2,902,253

Total Investment Securities	$417,953,103	$75,579,354	$—	$493,532,457

AZL Mid Cap Index Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$373,711,060	$—	$—	$373,711,060
Securities Held as Collateral for Securities on Loan	—	87,312,554	—	87,312,554
Unaffiliated Investment Company	8,297,486	—	—	8,297,486

Total Investment Securities	382,008,546	87,312,554	—	469,321,100

Other Financial Instruments:*
Futures Contracts	(242,618)	—	—	(242,618)

Total Investments	$381,765,928	$87,312,554	$—	$469,078,482

AZL Money Market Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Certificates of Deposit+	$—	$166,750,000	$—	$166,750,000
Commercial Paper+	—	438,920,067	—	438,920,067
Corporate Bond	—	8,000,000	—	8,000,000
U.S. Government Agency Mortgages	—	115,783,834	—	115,783,834
U.S. Treasury Obligation	—	10,000,000	—	10,000,000
Yankee Dollars+	—	31,100,000	—	31,100,000

Total Investment Securities	$—	$770,553,901	$—	$770,553,901

AZL Morgan Stanley Global Real Estate Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified Real Estate Activities	$—	$21,091,879	$—	$21,091,879
Diversified REITs	9,282,907	11,128,233	—	20,411,140
Industrial REITs	2,243,985	2,569,838	—	4,813,823
Office REITs	9,757,696	5,224,070	—	14,981,766
Real Estate Development	—	1,202,257	—^	1,202,257
Real Estate Operating Companies	1,087,079	15,260,504	—	16,347,583
Real Estate Development	—	2,664,122	—	2,664,122
Residential REITs	19,441,246	202,545	—	19,643,791
Retail REITs	25,560,984	12,132,121	—	37,693,105
Other Common Stocks+	22,361,765	—	—	22,361,765
Securities Held as Collateral for Securities on Loan	—	14,933,814	—	14,933,814
Unaffiliated Investment Company	209,748	—	—	209,748

Total Investment Securities	$89,945,410	$86,409,383	$ —^	$176,354,793

AZL Morgan Stanley Mid Cap Growth Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Internet & Catalog Retail	$7,118,286	$2,882,265	$—	$10,000,551
Other Common Stocks+	331,726,375	—	—	331,726,375
Preferred Stocks
Commercial Services & Supplies	—	—	—^	—^
Other Preferred Stocks+	—	—	16,326,514	16,326,514
Private Placements	—	—	5,982,372	5,982,372
Securities Held as Collateral for Securities on Loan	—	104,866,475	—	104,866,475
Unaffiliated Investment Company	15,484,068	—	—	15,484,068

Total Investment Securities	$354,328,729	$107,748,740	$22,308,886	$484,386,355

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at September 30, 2015	Valuation Basis at September 30, 2015	Valuation Technique(s)	Unobservable input(s)	Range	Weighted Average
Investment Securities:
Preferred Stocks
Internet & Software & Services
Airbnb, Inc., Series D	$7,160,263	Market Approach			N/A
			Discounted Cash Flow	Weighted Average Cost of Capital	15%-17%
				Perpetual Growth Rate	3%-4%
			Market Comparable Companies	Enterprise Value/Revenue	10.2x-15.5x
				Discount for Lack of Marketability	15%

Flipkart, Series D	5,136,033	Market Approach	Market Transaction Method	Transaction of Preferred Stock	$ 142.24
			Discounted Cash Flow	Weighted Average Cost of Capital	16%-18%
				Perpetual Growth Rate	3.5%-4.5%
			Market Comparable Companies	Enterprise Value/Revenue	3.6x-6.0x
				Discount for Lack of Marketability	15%
			Market Transaction Method	Proposed Transaction of Preferred Stock	N/A

Software
Palantir Technologies, Inc., Series G	2,536,020	Market Approach	Market Transaction Method	Transaction of Preferred Stock	N/A
			Discounted Cash Flow	Weighted Average Cost of Capital	15.5%-17.5%
				Perpetual Growth Rate	2.5%-3.5%
			Market Comparable Companies	Enterprise Value/Revenue	11.4x-17.0x
				Discount for Lack of Marketability	15%

Palantir Technologies, Inc., Series H	747,099	Market Approach	Market Transaction Method	Transaction of Preferred Stock	N/A
			Discounted Cash Flow	Weighted Average Cost of Capital	15.5%-17.5%
				Perpetual Growth Rate	2.5%-3.5%
			Market Comparable Companies	Enterprise Value/Revenue	11.4x-17.0x
				Discount for Lack of Marketability	15%

Palantir Technologies, Inc., Series H-1	747,099	Market Approach	Market Transaction Method	Transaction of Preferred Stock	N/A
			Discounted Cash Flow	Weighted Average Cost of Capital	15.5%-17.5%
				Perpetual Growth Rate	2.5%-3.5%
			Market Comparable Companies	Enterprise Value/Revenue	11.4x-17.0x
				Discount for Lack of Marketability	15%

Private Placements:
Internet Software & Services
Dropbox, Inc.	4,050,043	Market Approach	Discounted Cash Flow	Weighted Average Cost of Capital	16%-18%
				Perpetual Growth Rate	2.5%-3.5%
			Market Comparable Companies	Enterprise Value/Revenue	7.9x-18.2x
				Discount for Lack of Marketability	15%

Peixe Urbano, Inc.	14,382	Market Approach	Asset Approach	Net Tangible Assets	N/A

Survey Monkey	1,917,947	Market Approach	Discounted Cash Flow	Weighted Average Cost of Capital	16%-18%
				Perpetual Growth Rate	3%-4%
			Market Comparable Companies	Enterprise Value/Revenue	4.4x-11.6x
				Discount for Lack of Marketability	15%

Transportation Infrastructure
Better Place LLC, Preferred	—	Valued at Zero	Asset Approach	Net Tangible Assets	$ (0.08)
			External Valuation	Third Party Valuation	$(0.13)-$0.29
			Market Transaction Method	Weighted Average Cost of Capital	25%-40%
			Discounted Cash Flow	Perpetual Growth Rate	3.5%-4.5%

Total Investment Securities	$22,308,886

Private Placements
Balance as of December 31, 2014	$17,963,254
Change in Unrealized Appreciation/Depreciation*	4,345,632
Net Realized Gain (Loss)	—
Gross Purchases	—
Gross Sales	—

Balance as of September 30, 2015	$22,308,886

*	The noted amounts of change in unrealized appreciation/depreciation relate to the fair value of Level 3 assets held on September 30, 2015.

AZL NFJ International Value Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,742,866	$—	$—	$2,742,866
Auto Components	1,497,912	—	—	1,497,912
Banks	9,266,532	9,132,392	—	18,398,924
Chemicals	43,108	759,078	—	802,186
Electric Utilities	2,671,978	—	—	2,671,978
Electronic Equipment, Instruments & Components	1,308,912	—	—	1,308,912
Household Products	1,528,800	—	—	1,528,800
Industrial Conglomerates	2,360,197	3,900,693	—	6,260,890
Insurance	7,005,012	5,937,992	—	12,943,004
Metals & Mining	1,640,270	4,151,205	—	5,791,475
Multiline Retail	2,854,156	—	—	2,854,156
Oil, Gas & Consumable Fuels	6,423,313	134,936	—	6,558,249
Pharmaceuticals	3,579,564	2,629,111	—	6,208,675
Semiconductors & Semiconductor Equipment	2,776,350	—	—	2,776,350
Software	1,145,600	—	—	1,145,600
Trading Companies & Distributors	1,943,600	—	—	1,943,600
Wireless Telecommunication Services	1,873,460	4,941,493	—	6,814,953
All Other Common Stocks+	—	27,223,773	—	27,223,773
Securities Held as Collateral for Securities on Loan	—	12,373,573	—	12,373,573
Unaffiliated Investment Company	3,416,182	—	—	3,416,182

Total Investment Securities	$54,077,812	$71,184,246	$—	$125,262,058

AZL Oppenheimer Discovery Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$226,196,647	$—	$—	$226,196,647
Securities Held as Collateral for Securities on Loan	—	64,972,859	—	64,972,859
Unaffiliated Investment Company	11,837,104	—	—	11,837,104

Total Investment Securities	$238,033,751	$64,972,859	$—	$303,006,610

AZL Pyramis Total Bond Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$16,048,423	$—	$16,048,423
Collateralized Mortgage Obligations	—	45,827,479	—	45,827,479
Corporate Bonds+	—	181,610,448	—	181,610,448
Municipal Bonds	—	22,632,960	—	22,632,960
Securities Held as Collateral for Securities on Loan	—	25,456,357	—	25,456,357
U.S. Government Agency Mortgages	—	52,059,822	—	52,059,822
U.S. Treasury Obligations	—	45,096,831	—	45,096,831
Yankee Dollars+	—	75,903,312	—	75,903,312
Unaffiliated Investment Company	10,637,922	—	—	10,637,922

Total Investment Securities	10,637,922	464,635,632	—	475,273,554

Securities Sold Short	—	(5,417,735)	—	(5,417,735)

Total Investments	$10,637,922	$459,217,897	$—	$469,855,819

AZL Russell 1000 Growth Index Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$93,894,648	$—	$—	$93,894,648
Securities Held as Collateral for Securities on Loan	—	16,106,425	—	16,106,425
Unaffiliated Investment Company	3,519,155	—	—	3,519,155

Total Investment Securities	97,413,803	16,106,425	—	113,520,228

Other Financial Instruments:*
Futures Contracts	(57,138)	—	—	(57,138)

Total Investments	$97,356,665	$16,106,425	$—	$113,463,090

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

AZL Russell 1000 Value Index Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$182,979,026	$—	$—	$182,979,026
Securities Held as Collateral for Securities on Loan	—	27,266,426	—	27,266,426
Unaffiliated Investment Company	5,441,958	—	—	5,441,958

Total Investment Securities	188,420,984	27,266,426	—	215,687,410

Other Financial Instruments:*
Futures Contracts	(68,340)	—	—	(68,340)

Total Investments	$188,352,644	$27,266,426	$—	$215,619,070

AZL S&P 500 Index Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$1,127,514,944	$—	$—	$1,127,514,944
Securities Held as Collateral for Securities on Loan	—	129,335,243	—	129,335,243
Unaffiliated Investment Company	32,970,904	—	—	32,970,904

Total Investment Securities	1,160,485,848	129,335,243	—	1,289,821,091

Other Financial Instruments:*
Futures Contracts	(430,537)	—	—	(430,537)

Total Investments	$1,160,055,311	$129,335,243	$—	$1,289,390,554

AZL Schroder Emerging Markets Equity Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,184,354	$—	$—	$1,184,354
Banks	7,199,967	33,772,843	—	40,972,810
Beverages	3,362,431	—	—	3,362,431
Diversified Telecommunication Services	540,496	1,072,793	—	1,613,289
Electric Utilities	1,133,809	1,166,907	—	2,300,716
Health Care Equipment & Supplies	1,035,479	—	—	1,035,479
Hotels, Restaurants & Leisure	2,394,503	766,228	—	3,160,731
Independent Power and Renewable Electricity Producers	496,891	1,521,909	—	2,018,800
Insurance	928,701	15,109,207	—	16,037,908
Internet & Catalog Retail	1,125,232	—	—	1,125,232
Internet Software & Services	846,995	12,440,190	—	13,287,185
IT Services	2,456,858	3,437,130	—	5,893,988
Machinery	737,614	—	—	737,614
Metals & Mining	1,287,612	594,723	—	1,882,335
Oil, Gas & Consumable Fuels	3,833,715	7,197,777	—	11,031,492
Transportation Infrastructure	1,084,085	—	—	1,084,085
All Other Common Stocks+	—	88,183,444		88,183,444
Preferred Stocks+	713,841	—	—	713,841
Securities Held as Collateral for Securities on Loan	—	1,663,667	—	1,663,667
Unaffiliated Investment Company	1,091,441	—	—	1,091,441

Total Investment Securities	$31,454,024	$166,926,818	$—	$198,380,842

AZL Small Cap Stock Index Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$262,799,635	$—	$—	$262,799,635
Right	—	—^	—	—^
Securities Held as Collateral for Securities on Loan	—	75,955,240	—	75,955,240
Unaffiliated Investment Company	1,737,643	—	—	1,737,643

Total Investment Securities	264,537,278	75,955,240	—	340,492,518

Other Financial Instruments:*
Futures Contracts	(57,825)	—	—	(57,825)

Total Investments	$264,479,453	$75,955,240	$—	$340,434,693

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

AZL T. Rowe Price Capital Appreciation Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$1,350,105	$—	$1,350,105
Common Stocks
Beverages	8,958,500	1,600,216	—	10,558,716
Hotels, Restaurants & Leisure	—	5,032,989	—	5,032,989
Paper & Forest Products	—	—^	—	—^
Other Common Stocks+	630,887,853	—	—	630,887,853
Convertible Bond+	—	777,436	—	777,436
Convertible Preferred Stocks+	9,356,844	—	—	9,356,844
Corporate Bonds+	—	219,162,913	—	219,162,913
Foreign Bonds+	—	2,015,256	—	2,015,256
Preferred Stocks+	19,172,233	—	—	19,172,233
Yankee Dollars+	—	34,066,592	—	34,066,592
Securities Held as Collateral for Securities on Loan	—	93,444,859	—	93,444,859
Unaffiliated Investment Company	99,350,726	—	—	99,350,726

Total Investment Securities	767,726,156	357,450,366	—	1,125,176,522

Other Financial Instruments:*
Written Options	(70,608)	(449,266)	—	(519,874)

Total Investments	$767,655,548	$357,001,100	$—	$1,124,656,648

AZL Wells Fargo Large Cap Growth Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$87,573,959	$—	$—	$87,573,959
Securities Held as Collateral for Securities on Loan	—	8,765,826	—	8,765,826
Unaffiliated Investment Company	598,288	—	—	598,288

Total Investment Securities	$88,172,247	$8,765,826	$—	$96,938,073

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as written options. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
^	Represents the interest in securities that were determined to have a value of zero at September 30, 2015.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

For the period ended September 30, 2015, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers out of an investment’s assigned level within the hierarchy during the reporting period. The Trust defines a significant transfer as aggregate transfers that are greater than 2% of a Fund’s net assets. There were significant total transfers from Level 1 to Level 2 and from Level 2 to Level 1 during the reporting period. Level 1 securities were valued using quoted prices from stock exchanges. Level 2 securities were valued using fair valuation methodologies. These transfers were as follows:

	Transfers	Transfers		Percentage
	from Level 2	from Level 1	Total	of Net
Fund	to Level 1	to Level 2	Transfers	Assets
AZL Invesco International Equity Fund	9,675,619	7,820,167	17,495,786	3.85%
AZL Schroder Emerging Markets Equity Fund	5,126,203	2,311,002	7,437,206	3.77%

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held by the Funds as of September 30, 2015 are identified below.

AZL BlackRock Capital Appreciation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Palantir Technologies, Inc., Series I	2/7/14	$5,157,898	841,419	$9,289,266	1.90%

AZL BlackRock Global Allocation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Delta Topco, Ltd.	5/2/12	$379,997	615,711	$292,463	0.04%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	701,862	$567,978	569,227	0.08%
Domo, Inc., Series E	4/1/15	1,218,214	144,482	1,218,735	0.16%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,578,093	0.21%
Grand Rounds, Inc.,	3/31/15	399,608	143,925	411,395	0.05%
Lookout, Inc.	3/4/15	63,364	5,547	64,702	0.01%
Lookout, Inc.,	9/19/14	730,222	63,925	745,647	0.10%
Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	1,282,373	0.17%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	20,000	0.00%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	2,606,059	0.34%

AZL Franklin Templeton Founding Strategy Plus Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Tribune Co.	12/31/12	$—	5,216	$—	—%

AZL Morgan Stanley Global Real Estate Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
BGP Holdings plc	8/21/09	$—	2,485,087	$—	—%

AZL Morgan Stanley Mid Cap Growth Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Airbnb, Inc., Series D	4/16/14	$3,131,402	76,914	$7,160,263	1.89%
Better Place LLC	1/25/10	2,046,081	818,433	—	—%
Dropbox, Inc.	5/1/12	2,222,513	245,606	4,050,043	1.07%
Flipkart	10/4/13	867,741	37,815	5,136,033	1.36%
Palantir Technologies, Inc., Series G	7/19/12	702,919	229,712	2,536,020	0.67%
Palantir Technologies, Inc., Series H	10/25/13	237,529	67,672	747,099	0.20%
Palantir Technologies, Inc., Series H-1	10/25/13	237,529	67,672	747,099	0.20%
Peixe Urbano, Inc.	12/2/11	1,101,072	33,446	14,382	—%
Survey Monkey	11/25/14	1,923,795	116,948	1,917,947	0.51%

AZL Pyramis Total Bond Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Peachtree Funding Trust, 3.98%, 2/15/25	3/10/15	$500,000	$500,000	$503,549	0.11%

AZL T. Rowe Price Capital Appreciation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Sino-Forest Corp.	1/30/13	$—	488,000	$—	—%

(a)	Acquisition date represents the initial purchase date of the security.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

6. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or events affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Funds. In the event these changes are adopted, or if there are changes in the tax treatment of the Funds’ direct and indirect investments in commodities, the Funds may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: Certain Funds may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, the Funds that invest in derivatives segregate cash or liquid securities, or both, to the extent that their obligations under the contract are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trade may be subject to greater delays so that the Funds may not receive the proceeds from a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: Certain Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds that hold mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds will have to reinvest that money at the lower prevailing interest rates. If the Funds purchase mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Funds may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Funds as the holders of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Security Quality Risk (also known as “High Yield Risk”): Certain Funds may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Funds may lose the value of their entire investment.

7. Federal Tax Cost Information

At September 30, 2015, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

				Net
		Gross Tax	Gross Tax	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AZL BlackRock Capital Appreciation Fund	$490,763,578	$71,884,353	$(10,527,908)	$61,356,445
AZL BlackRock Global Allocation Fund	848,999,735	37,010,236	(73,716,109)	(36,705,873)
AZL Boston Company Research Growth Fund	232,481,948	67,227,011	(11,363,630)	55,863,381
AZL DFA Emerging Markets Core Equity Fund	83,098,950	651,028	(17,967,992)	(17,316,964)
AZL DFA Five-Year Global Fixed Income Fund	556,098,498	1,212,342	(642,939)	569,403
AZL DFA International Core Equity Fund	193,927,406	3,243,300	(29,430,453)	(26,187,153)
AZL DFA U.S. Core Equity Fund	676,578,491	11,175,230	(72,237,684)	(61,062,454)
AZL DFA U.S. Small Cap Fund	286,300,878	7,810,184	(31,900,936)	(24,090,752)
AZL Enhanced Bond Index Fund	788,069,253	5,800,389	(6,451,471)	(651,082)
AZL Federated Clover Small Value Fund	396,598,929	32,319,287	(22,571,691)	9,747,596
AZL Franklin Templeton Founding Strategy Plus Fund	793,701,202	63,578,492	(89,566,653)	(25,988,161)
AZL Gateway Fund	159,665,705	49,381,456	(8,086,433)	41,295,023
AZL International Index Fund	493,807,906	103,529,952	(44,444,050)	59,085,902
AZL Invesco Equity and Income Fund	1,311,050,338	141,491,076	(59,567,573)	81,923,503
AZL Invesco Growth and Income Fund	329,290,938	79,738,425	(20,952,897)	58,785,528
AZL Invesco International Equity Fund	427,202,048	90,706,521	(45,060,473)	45,646,028
AZL JPMorgan International Opportunities Fund	505,920,139	57,519,646	(43,176,681)	14,342,965
AZL JPMorgan U.S. Equity Fund	411,949,017	58,573,155	(25,887,337)	32,685,818

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

AZL MetWest Total Return Bond Fund	452,935,085	1,638,046	(4,722,956)	(3,084,910)
AZL MFS Investors Trust Fund	259,065,726	95,077,897	(8,951,105)	86,126,792
AZL MFS Mid Cap Value Fund	240,701,741	17,830,220	(19,201,116)	(1,370,896)
AZL MFS Value Fund	397,927,116	109,353,489	(13,748,148)	95,605,341
AZL Mid Cap Index Fund	390,833,918	103,765,054	(25,277,872)	78,487,182
AZL Money Market Fund	770,553,901	—	—	—
AZL Morgan Stanley Global Real Estate Fund	148,571,875	44,789,947	(17,007,029)	27,782,918
AZL Morgan Stanley Mid Cap Growth Fund	439,180,033	95,161,639	(49,955,317)	45,206,322
AZL NFJ International Value Fund	136,075,287	9,093,536	(19,906,765)	(10,813,229)
AZL Oppenheimer Discovery Fund	265,748,501	43,945,855	(6,687,746)	37,258,109
AZL Pyramis Total Bond Fund	487,968,980	3,865,150	(16,560,576)	(12,695,426)
AZL Russell 1000 Growth Index Fund	79,121,381	36,573,098	(2,174,251)	34,398,847
AZL Russell 1000 Value Index Fund	186,459,195	41,097,472	(11,869,257)	29,228,215
AZL S&P 500 Index Fund	831169705	488542609	-29891223	458651386
AZL Schroder Emerging Markets Equity Fund	187029021	32470170	-21118349	11351821
AZL Small Cap Stock Index Fund	274470938	90150901	-24129321	66021580
AZL T. Rowe Price Capital Appreciation Fund	1118595732	41593974	-35013184	6580790
AZL Wells Fargo Large Cap Growth Fund	85859742	13337065	-2258734	11078331

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date November 24, 2015

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes, Principal Financial Officer

Date November 24, 2015